Filed with the Securities and Exchange Commission on August 29, 2006
Securities Act of 1933 Registration File No. 33-84762
Investment Company Act of 1940 File No. 811-8648

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 39	☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 42	☑
(check appropriate box or boxes)
WT MUTUAL FUND
(Exact Name of Registrant as Specified in Charter)
1100 North Market Street, Wilmington, DE 19890
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 254-3948

Mr. Neil Wolfson	Copy to:
Wilmington Trust Company	Joseph V. Del Raso, Esq.
1100 North Market Street	Pepper Hamilton LLP
Wilmington, DE 19890	3000 Two Logan Square
(Name and Address of Agent for Service)	Philadelphia, PA 19103
It is proposed that this filing will become effective (check the appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☑	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

WILMINGTON PRIME MONEY MARKET FUND
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
WILMINGTON TAX-EXEMPT MONEY MARKET FUND
of WT Mutual Fund
Institutional Shares*
PROSPECTUS DATED              , 2006
     This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
     Please note that these Funds:
•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)

•	may not be able to maintain a stable $1.00 share price
     These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

*	Prior to June 23, 2006, the Institutional Shares were known as the “Investor Shares” and were subject to a Rule 12b-1 distribution fee.

WILMINGTON PRIME MONEY MARKET FUND
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
WILMINGTON TAX-EXEMPT MONEY MARKET FUND
Institutional Shares
FUND DESCRIPTIONS
SUMMARY

Investment Objective	•	The Wilmington Prime Money Market Fund and Wilmington U.S. Government Money Market Fund each seek high current income, while preserving capital and liquidity.

	•	The Wilmington Tax-Exempt Money Market Fund seeks high current interest income exempt from Federal income taxes while preserving principal.

Investment Focus	•	Money market instruments

Share Price Volatility	•	Each Fund will strive to maintain a stable $1.00 share price.

Principal Investment Strategies	•	The Wilmington Prime Money Market Fund invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.

	•	The Wilmington U.S. Government Money Market Fund invests at least 80% of its assets in U.S. Government obligations and repurchase agreements collateralized by such obligations.

	•	The Wilmington Tax-Exempt Money Market Fund invests in high quality municipal obligations, municipal bonds and other instruments exempt from Federal income tax.

	•	In selecting securities for a Fund, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.

1

	•	Each of the Wilmington Prime Money Market Fund and the Wilmington Tax-Exempt Money Market Fund may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities. The Wilmington U.S. Government Money Market Fund may invest up to 20% of its total assets in the obligations of banks, finance companies and utilities.

Principal Risks	The Funds are subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

	•	The obligations in which the Funds invest are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down. Securities issued by government sponsored entities are not insured or guaranteed by the U.S. Government.

	•	The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Conservative

2

PERFORMANCE INFORMATION
Wilmington Prime Money Market Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Fund will perform in the future.
     Prior to June 23, 2006, the Institutional Shares were known as the “Investor Shares” and were subject to a Rule 12b-1 distribution fee.
Annual Total Returns for the Past 10 Calendar Years
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: [       ]%

Best Quarter	Worst Quarter
[ %]	[ %]
( )	( )

Average Annual Total Returns as of December 31, 2005	1 Year	5 Years	10 Years
Prime Money Market Fund - Institutional Shares	[ ]%	[ ]%	[ ]%
You may call (800) 336-9970 to obtain a Fund’s current 7-day yield.

3

Wilmington U.S. Government Money Market Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Fund will perform in the future.
     Prior to June 23, 2006, the Institutional Shares were known as the “Investor Shares” and were subject to a Rule 12b-1 distribution fee.
Annual Total Returns for the Past 10 Calendar Years
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: [        ]%

Best Quarter	Worst Quarter
[ %]	[ %]
( )	( )

Average Annual Total Returns as of December 31, 2005	1 Year	5 Years	10 Years
U.S. Government Money Market Fund — Institutional Shares	[ ]%	[ ]%	[ ]%
You may call (800) 336-9970 to obtain a Fund’s current 7-day yield.

4

Wilmington Tax-Exempt Money Market Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Fund will perform in the future.
     Prior to June 23, 2006, the Institutional Shares were known as the “Investor Shares” and were subject to a Rule 12b-1 distribution fee.
Annual Total Returns for the Past 10 Calendar Years
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: [        ]%

Best Quarter	Worst Quarter
[ %]	[ %]
( )	( )

Average Annual Total Returns as of December 31, 2005	1 Year	5 Years	10 Years
Tax-Exempt Money Market Fund — Institutional Shares	[ ]%	[ ]%	[ ]%
You may call (800) 336-9970 to obtain a Fund’s current 7-day yield.

5

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of a Fund. No sales charges or other fees are paid directly from your investment.
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

U.S.
	Prime	Government	Tax-Exempt
	Money	Money Market	Money Market
	Market Fund	Fund	Fund
Management fees	0.___%	0.___%	0.___%
Distribution (Rule 12b-1) fees[1]	None	None	None
Other expenses	[___]	[___]	[___]

Total Annual Fund Operating Expenses	[___]	[___]	[___]

[1]	Previously, the Institutional Shares were known as Investor Shares and were subject to a Distribution (Rule 12b-1) Plan which provided for payments of up to 0.25% of each Fund’s average net assets.

EXAMPLE
     This Example is intended to help you compare the cost of investing in Institutional Class Shares of each Fund with the cost of investing in other mutual funds. The Examples below show what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares
Prime Money Market Fund	[ ]	[ ]	[ ]	[ ]
U.S. Government Money Market Fund	[ ]	[ ]	[ ]	[ ]
Tax-Exempt Money Market Fund	[ ]	[ ]	[ ]	[ ]
     The above example of Institutional Shares is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future.

6

INVESTMENT OBJECTIVE
     The Wilmington Prime Money Market Fund and the Wilmington U.S. Government Money Market Fund each seek a high level of current income consistent with the preservation of capital and liquidity. The Wilmington Tax-Exempt Money Market Fund seeks as high a level of interest income exempt from Federal income tax as is consistent with preservation of principal.
     The investment objective for each Fund may not be changed without shareholder approval. Each Fund is a money market fund and intends to maintain a stable $1.00 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
     The Wilmington Prime Money Market Fund invests in:
•	U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

•	commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations (“NRSRO”) such as S&P, Moody’s and Fitch IBCA;

•	corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

•	U.S. Government obligations;

•	high quality municipal securities; and

•	repurchase agreements that are fully collateralized by U.S. Government obligations.
     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Fund would not be able to assert a claim against the United States.
     The Wilmington U.S. Government Money Market Fund invests at least 80% of its total assets in:
•	U.S. Government obligations; and

7

•	repurchase agreements that are fully collateralized by such obligations.
     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Fund would not be able to assert a claim against the United States.
     The Wilmington Tax-Exempt Money Market Fund invests in:
•	high quality municipal obligations and municipal bonds;

•	floating and variable rate obligations;

•	participation interests;

•	high quality tax-exempt commercial paper; and

•	high quality short-term municipal notes.
     The Tax-Exempt Money Market Fund has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from Federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the Federal alternative minimum tax.
     High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody’s and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating), or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.
     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds’ Statement of Additional Information (“SAI”), available on the Funds’ website at http://www.wilmingtonfunds.com.
ADDITIONAL RISK INFORMATION
     The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:
•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

8

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Fund will vary with changes in interest rates.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

9

FINANCIAL HIGHLIGHTS
     The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in Institutional Class Shares of a Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by [___], whose report, along with each Fund’s financial statements, is included in the Institutional Shares’ Annual Report, which is available without charge upon request on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.
Prime Money Market Fund — Institutional Shares

	For the Fiscal Years Ended June 30
	2006	2005	2004	2003	2002
Net Asset Value — Beginning of Period		$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net investment income		0.02	0.01	0.01	0.02

Distributions:
From net investment income		(0.02)	(0.01)	(0.01)	(0.02)
From net realized gain		—	—	—	— [1]

Total distributions		(0.02)	(0.01)	(0.01)	(0.02)

Net Asset Value — End of Period		$1.00	$1.00	$1.00	$1.00

Total Return		1.74%	0.58%	1.07%	2.26%
Ratios (to average net assets)/ Supplemental Data:[2]
Expenses		0.50%	0.53%	0.51%	0.43%
Net investment income		1.65%	0.59%	1.10%	2.54%
Net assets at end of period (000 omitted)		$6,683	$14,105	$28,937	$43,314

[1]	Less than $0.01 per share.

[2]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I — Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

10

U.S. Government Money Market Fund — Institutional Shares

	For the Fiscal Years Ended June 30
	2006	2005	2004	2003	2002
Net Asset Value — Beginning of Period		$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net investment income		0.02	0.01	0.01	0.02

Distributions:
From net investment income		(0.02)	(0.01)	(0.01)	(0.02)
From net realized gain		—	—	—	— [1]

Total distributions		(0.02)	(0.01)	(0.01)	(0.02)

Net Asset Value — End of Period		$1.00	$1.00	$1.00	$1.00

Total Return		1.63%	0.53%	0.95%	2.02%
Ratios (to average net assets)/ Supplemental Data:[2]
Expenses		0.59%	0.58%	0.57%	0.54%
Net investment income		1.44%	0.53%	0.93%	2.37%
Net assets at end of period (000 omitted)		$3,939	$33,892	$34,252	$23,576

[1]	Less than $0.01 per share.

[2]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I — U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

11

Tax-Exempt Money Market Fund — Institutional Shares

	For the Fiscal Years Ended June 30
	2006	2005	2004	2003	2002
Net Asset Value — Beginning of Period		$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net investment income		0.01	— [1]	0.01	0.01

Distributions:
From net investment income		(0.01)	— [1]	(0.01)	(0.01)

Net Asset Value — End of Period		$1.00	$1.00	$1.00	$1.00

Total Return		1.16%	0.41%	0.73%	1.30%
Ratios (to average net assets)/ Supplemental Data:[2]
Expenses		0.64%	0.58%	0.57%	0.56%
Net investment income		0.98%	0.42%	0.72%	1.49%
Net assets at end of period (000 omitted)		$13,084	$46,990	$23,382	$29,597

[1]	Less than $0.01 per share.

[2]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I — Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

12

MANAGEMENT OF THE FUNDS
     The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
     Rodney Square Management Corporation (“RSMC”), the Funds’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of ___, 2006, RSMC had approximately $[___] billion in assets under management.
     For the twelve months ended June 30, 2006, RSMC received the following advisory fees as a percentage of each Fund’s average daily net assets:

Prime Money Market Fund	[0.__%]
U. S. Government Money Market Fund	[0__%]
Tax-Exempt Money Market Fund	[0.__%]
     WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

13

SERVICE PROVIDERS
The chart below provides information on the primary service providers.

14

SHAREHOLDER INFORMATION
PRICING OF SHARES
     The price of each Fund’s shares is based on the Fund’s net asset value (“NAV”). Each Fund uses its best effort to maintain its $1.00 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
     PFPC Inc. (“PFPC”), the Funds’ sub-administrator and accounting agent, determines the NAV per share of the Tax-Exempt Money Market Fund as of 12:00 Noon Eastern time on each “business day” (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). PFPC determines the NAV per share of the Prime Money Market Fund and U.S. Government Money Market Fund as of 2:00 p.m. and 5:00 p.m. Eastern time on each business day. The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent.
PURCHASE OF SHARES
     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Fund is $5,000,000. This minimum initial investment amount has been waived for shareholders of the Funds on June 23, 2006, trustees, directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Money Market Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

15

Regular Mail:	Overnight Mail:
Wilmington Money Market Funds	Wilmington Money Market Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Wire: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.
     Additional Information Regarding Purchases: Orders placed and payments which are received in or converted into federal funds by 12:00 Noon Eastern time for the Tax-Exempt Money Market Fund will be accepted at the price determined at 12:00 Noon Eastern time. Your shares will begin to accrue dividends on that business day. If your order is placed and payments are received in or converted into federal funds for your account after 12:00 Noon Eastern time your shares will begin to accrue dividends on the following business day.
     Orders placed and payments which are received in or converted into federal funds by 2:00 p.m. Eastern time for both the Prime Money Market Fund and the U.S. Government Money Market Fund will be accepted at the price determined at 2:00 p.m. Eastern time. Orders placed and payments which are received or converted into federal funds after 2:00 p.m. and up to 5:00 p.m. will be accepted at the price determined at 5:00 p.m. In each case, shares purchased on or before 5:00 p.m. will receive the dividend declared on that business day. If your order is placed and payments are received in or converted into federal funds after 5:00 p.m. your shares will begin to accrue dividends on the following business day.
     Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Transmission of wires for redemption proceeds and eligibility with respect to dividends declared on the day of redemption are as follows (all times are Eastern time):

16

WILMINGTON TAX-EXEMPT MONEY MARKET FUND

Receipt of Redemption Request by Fund
	On or Before 12:00 Noon	After 12:00 Noon
On What Day Will My Redemption Proceeds Normally Be Wired to My Account?	Same Business Day	Next Business Day

Will I Be Eligible to Receive the Day’s Dividend?	No	Yes
WILMINGTON PRIME MONEY MARKET FUND AND
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Receipt of Redemption Request by Fund
	On or Before	After 2:00 P.M.
	2:00 P.M.	and up to 5:00 P.M.	After 5:00 P.M.
On What Day Will My Redemption Proceeds Normally Be Wired to My Account?	Same Business Day	Next Business Day	Next Business Day

Will I Be Eligible to Receive the Day’s Dividend?	No	No	Yes
     If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
     By Mail: If you redeem your shares by mail, you must submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular Mail:	Overnight Mail:
Wilmington Money Market Funds	Wilmington Money Market Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Funds have implemented certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.

17

     By Check: You may use the checkwriting option to redeem Fund shares by drawing a check for $500 or more against a Fund account. When the check is presented for payment, a sufficient number of shares will be redeemed from your account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Fund shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the checkwriting procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to “nonsufficient funds” and other returned checks. These charges will be paid by automatically redeeming an appropriate number of Fund shares. Each Fund and the transfer agent reserve the right to terminate or alter the checkwriting service at any time. The transfer agent also reserves the right to impose a service charge in connection with the checkwriting service. If you are interested in the checkwriting service, contact the transfer agent for further information. This service is generally not available for clients of Wilmington Trust through their trust or corporate cash management accounts, since it is already provided for these customers through Wilmington Trust. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.
     Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.
     Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.
     If the shares to be redeemed represent a recent investment made by a check, each Fund reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
     Small Accounts: If the value of your Fund account falls below $2,500,000, the Fund may ask you to increase your balance. If after 60 days the account value is still below $2,500,000, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $2,500,000 solely as a result of a reduction in your account’s market value. The minimum account balance for accounts existing on June 23, 2006 is $500. The minimum account balance requirement may be waived for trustees, directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

18

FREQUENT PURCHASES AND REDEMPTIONS
     Money market funds such as the Funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although the Trust discourages excessive trading and other abusive trading practices, it has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of the Funds’ shares. The Trust also believes that money market funds, such as the Funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the Funds’ shares could increase the Funds’ transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the Funds, which could detract from their performance. Accordingly, the Funds reserve the right to refuse any purchase or exchange request. Other Wilmington Funds that are not money market mutual funds have adopted policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the Funds. If you plan to exchange your Fund shares for shares of another Wilmington Fund, please read the prospectus of that other fund for more information. Prospectuses for the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.
EXCHANGE OF SHARES
     You may exchange all or a portion of your shares in a Fund for Institutional Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small Cap Value Fund
Wilmington Small Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund

19

Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.
     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account.
     Prospectuses of the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.
DISTRIBUTIONS
     Distributions from the net investment income of each Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Fund will be distributed annually.
     All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
     As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Funds’ distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends paid that year.
     You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Fund so long as that Fund maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Money Market Fund of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions (“exempt-interest dividends”) may be treated by you as interest excludable from your gross income. The Tax-Exempt Money Market Fund intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Money Market Fund may be taxable.

20

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

21

DISTRIBUTION ARRANGEMENTS
     Professional Funds Distributor, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.
SHARE CLASSES
     The Funds issue Institutional, Service and Class W Shares. Each class of shares bears a pro rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions and pay a Rule 12b-1 distribution fee and a shareholder service fee. Any investor may purchase Class W Shares which are subject to a shareholder service fee.

22

FOR MORE INFORMATION
     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
     Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of a Fund’s policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
     Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

23

WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m., Eastern time
     The Funds’ SAI, annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.
The investment company registration number is 811-08648.

24

WILMINGTON PRIME MONEY MARKET FUND
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
of WT Mutual Fund
Service Shares
PROSPECTUS DATED                     , 2006
     This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
     Please note that these Funds:
•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)

•	may not be able to maintain a stable $1.00 share price
     These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

2

Share Classes	22

FOR MORE INFORMATION	23

3

WILMINGTON PRIME MONEY MARKET FUND
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
Service Shares
FUND DESCRIPTIONS
SUMMARY

Investment Objective	•	The Wilmington Prime Money Market Fund and Wilmington U.S. Government Money Market Fund each seek high current income, while preserving capital and liquidity.

Investment Focus	•	Money market instruments

Share Price Volatility	•	Each Fund will strive to maintain a stable $1.00 share price.

Principal Investment Strategies	•	The Wilmington Prime Money Market Fund invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.

	•	The Wilmington U.S. Government Money Market Fund invests at least 80% of its assets in U.S. Government obligations and repurchase agreements collateralized by such obligations.

	•	In selecting securities for a Fund, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.

	•	The Wilmington Prime Money Market Fund may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities. The Wilmington U.S. Government Money Market Fund may invest up to 20% of its total assets in the obligations of banks, finance companies and utilities.

Principal Risks	The Funds are subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your

1

investment at $1.00 per share, it is possible to lose money by investing in a Fund.

	•	The obligations in which the Funds invest are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down. Securities issued by government sponsored entities are not insured or guaranteed by the U.S. Government.

	•	The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Conservative

2

PERFORMANCE INFORMATION
Wilmington Prime Money Market Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Service Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___%]	[___%]
[ ]	[ ]

Average Annual Total Returns
as of December 31, 2005	1 Year	Since Inception (April 2, 2001)
Prime Money Market Fund – Service Shares	[__%]	[__%]
You may call (800) 336-9970 to obtain a Fund’s current 7-day yield.

3

Wilmington U.S. Government Money Market Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Service Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006 [___]%

Best Quarter	Worst Quarter
[___%] [ ]	[___%] [ ]

Average Annual Total Returns
as of December 31, 2005	1 Year	Since Inception (April 2, 2001)
U.S. Government Money Market Fund – Service Shares	[__%]	[____%]
You may call (800) 336-9970 to obtain a Fund’s current 7-day yield.

4

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold Service Class Shares of a Fund. No sales charges or other fees are paid directly from your investment.
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

U.S.
Government Money
	Prime Money	Market
	Market Fund	Fund
Management fees	0.__ %	0.__ %
Distribution (Rule 12b-1) fees	0.10%[1]	0.10%[1]
Shareholder Service fees	0.15%	0.15%
Other expenses	[___]	[___]

Total Annual Fund Operating Expenses	[___]	[___]

[1]	While the Distribution (Rule 12b-1) Plan provides for payments of up to 0.25% of each Fund’s average net assets, the Board of Trustees has authorized annual payments of up to 0.10% of each Fund’s average net assets.
EXAMPLE
     This Example is intended to help you compare the cost of investing in Service Class Shares of each Fund with the cost of investing in other mutual funds. The Examples below show what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Service Shares	1 Year	3 Years	5 Years	10 Years
Prime Money Market Fund	[__]	[__]	[__]	[__]
U.S. Government Money Market Fund	[__]	[__]	[__]	[__]
     The above example of Service Class Shares is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future.

5

INVESTMENT OBJECTIVE
     The Wilmington Prime Money Market Fund and the Wilmington U.S. Government Money Market Fund each seek a high level of current income consistent with the preservation of capital and liquidity.
     The investment objective for each Fund may not be changed without shareholder approval. Each Fund is a money market fund and intends to maintain a stable $1.00 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
     The Wilmington Prime Money Market Fund invests in:
•	U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

•	commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations (“NRSRO”) such as S&P, Moody’s and Fitch IBCA;

•	corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

•	U.S. Government obligations;

•	high quality municipal securities; and

•	repurchase agreements that are fully collateralized by U.S. Government obligations.
     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Fund would not be able to assert a claim against the United States.
     The Wilmington U.S. Government Money Market Fund invests at least 80% of its total assets in:
•	U.S. Government obligations; and

6

•	repurchase agreements that are fully collateralized by such obligations.
     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Fund would not be able to assert a claim against the United States.
     High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody’s and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating), or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.
     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds’ Statement of Additional Information (“SAI”), available on the Funds’ website at http://www.wilmingtonfunds.com.
ADDITIONAL RISK INFORMATION
     The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:
•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

7

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Fund will vary with changes in interest rates.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

8

FINANCIAL HIGHLIGHTS
     The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Service Class Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by [                    ], whose report, along with each Fund’s financial statements, is included in the Service Shares’ Annual Report, which is available without charge upon request on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

	For the Fiscal Years Ended June 30
	2006	2005	2004		2003	2002
Prime Money Market Fund — Service Shares
Net Asset Value — Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00

Investment Operations:
Net investment income		0.01	—	[1]	0.01	0.02

Distributions:
From net investment income		(0.01)	—	[1]	(0.01)	(0.02)
From net realized gain		—	—		—	— [1]

Total distributions		(0.01)	—	[1]	(0.01)	(0.02)

Net Asset Value — End of Period		$1.00	$1.00		$1.00	$1.00

Total Return		1.48%	0.39%		0.87%	1.95%
Ratios (to average net assets)/Supplemental Data:[2]
Expenses		0.74%	0.73%		0.72%	0.72%
Net investment income		1.48%	0.39%		0.86%	1.91%
Net assets at end of period (000 omitted)		$2,201,829	$2,001,681		$2,354,190	$2,358,034

[1]	Less than $0.01 per share.

[2]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I – Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

9

	For the Fiscal Years Ended June 30
	2006	2005	2004		2003	2002
U.S. Government Money Market Fund — Service Shares
Net Asset Value — Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00

Investment Operations:
Net investment income		0.01	—	[1]	0.01	0.02

Distributions:
From net investment income		(0.01)	—	[1]	(0.01)	(0.02)
From net realized gain		—	—		—	— [1]

Total distributions		(0.01)	—	[1]	(0.01)	(0.02)

Net Asset Value — End of Period		$1.00	$1.00		$1.00	$1.00

Total Return		1.41%	0.33%		0.75%	1.79%
Ratios (to average net assets)/Supplemental Data:[2]
Expenses		0.79%	0.78%		0.77%	0.78%
Net investment income		1.39%	0.33%		0.76%	1.78%
Net assets at end of period (000 omitted)		$741,514	$832,314		$929,538	$974,914

[1]	Less than $0.01 per share.

[2]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I – U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

10

MANAGEMENT OF THE FUNDS
     The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
     Rodney Square Management Corporation (“RSMC”), the Funds’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of                     , 2006, RSMC had approximately $[___] billion in assets under management.
     For the twelve months ended June 30, 2006, RSMC received the following advisory fees as a percentage of each Fund’s average daily net assets:

Prime Money Market Fund	[0.__%]
U. S. Government Money Market Fund	[0.__%]
     WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

11

SERVICE PROVIDERS
     The chart below provides information on the primary service providers.
Asset Shareholder Management Services Transfer Agent PFPC Inc. Investment Adviser 760 Moore Road and Administrator King of Prussia, PA 19406 Rodney Square Management Corp. Handles certain 1100 North Market Street shareholder services, Wilmington, DE 19890 including recordkeeping and Manages the Funds’ investment statements, payment of activities and oversees Fund distributions and administration and other service processing of buy and sell providers. requests. —— — WT MUTUAL FUND Wilmington Prime Money Market Fund Wilmington U.S. Government Money Market Fund Fund Fund Asset Operations Wilmington Tax-Exempt Money Market Fund Safe Keeping Sub-Administrator and Custodian Accounting Agent Wilmington Trust Company PFPC Inc. 1100 North Market Street 301 Bellevue Parkway Wilmington, DE 19890 Wilmington, DE 19809 Holds the Funds’ Provides facilities, assets, settles all equipment and personnel to carry portfolio trades and out administrative services collects most of the related to the Funds and valuation data required for calculates each Fund’s NAV and calculating each Fund’s NAV distributions. per share. — Distribution Distributor Professional Funds Distributor, LLC. 760 Moore Road King of Prussia, PA 19406 Distributes the Funds’ shares.

12

SHAREHOLDER INFORMATION
PRICING OF SHARES
     The price of each Fund’s shares is based on the Fund’s net asset value (“NAV”). Each Fund uses its best effort to maintain its $1.00 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
     PFPC Inc. (“PFPC”), the Funds’ sub-administrator and accounting agent, determines the NAV per share of the Tax-Exempt Money Market Fund as of 12:00 Noon Eastern time on each “business day” (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). PFPC determines the NAV per share of the Prime Money Market Fund and U.S. Government Money Market Fund as of 2:00 p.m. and 5:00 p.m. Eastern time on each business day. The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent.
PURCHASE OF SHARES
     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Service Shares of each Fund is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.
     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Money Market Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

13

Regular Mail:	Overnight Mail:
Wilmington Money Market Funds	Wilmington Money Market Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Wire: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.
     Additional Information Regarding Purchases:
     Orders placed and payments which are received in or converted into federal funds by 2:00 p.m. Eastern time for both the Prime Money Market Fund and the U.S. Government Money Market Fund will be accepted at the price determined at 2:00 p.m. Eastern time. Orders placed and payments which are received or converted into federal funds after 2:00 p.m. and up to 5:00 p.m. will be accepted at the price determined at 5:00 p.m. In each case, shares purchased on or before 5:00 p.m. will receive the dividend declared on that business day. If your order is placed and payments are received in or converted into federal funds after 5:00 p.m. your shares will begin to accrue dividends on the following business day.
     Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Transmission of wires for redemption proceeds and eligibility with respect to dividends declared on the day of redemption are as follows (all times are Eastern time):

14

WILMINGTON PRIME MONEY MARKET FUND AND
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Receipt of Redemption Request by Fund
	On or Before	After 2:00 P.M.	After 5:00 P.M.
	2:00 P.M.	and up to 5:00 P.M.
On What Day Will My Redemption Proceeds Normally Be Wired to My Account?	Same Business Day	Next Business Day	Next Business Day
Will I Be Eligible to Receive the Day’s Dividend?	No	No	Yes
     If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
     By Mail: If you redeem your shares by mail, you must submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular Mail:	Overnight Mail:
Wilmington Money Market Funds	Wilmington Money Market Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Telephone: If you prefer to redeem your shares by telephone, you may elect to do so. However, there are risks. The Funds have implemented certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.

15

     Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.
     Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.
     If the shares to be redeemed represent a recent investment made by a check, each Fund reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
     Small Accounts: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
FREQUENT PURCHASES AND REDEMPTIONS
     Money market funds such as the Funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although WT Mutual Fund (the “Trust”) discourages excessive trading and other abusive trading practices, the Trust has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of the Funds’ shares. The Trust also believes that money market funds, such as the Funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the Funds’ shares could increase the Funds’ transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the Funds, which could detract from their performance. Accordingly, the Funds reserve the right to refuse any purchase or exchange request. Other Wilmington Funds that are not money market mutual funds have adopted policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the Funds. If you plan to exchange

16

your Fund shares for shares of another Wilmington Fund, please read the prospectus of that other fund for more information. Prospectuses of the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.
EXCHANGE OF SHARES
          You may exchange all or a portion of your shares in a Fund for Service Shares of the following funds (“Wilmington Funds”):
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
          Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.
          Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account.
          Prospectuses for the other Wilmington Funds may be obtained on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
DISTRIBUTIONS
          Distributions from the net investment income of each Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Fund will be distributed annually.
          All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

17

TAXES
          As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Funds’ distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends paid that year. You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Fund so long as that Fund maintains a stable price of $1.00 a share.
          State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
          This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.
DISTRIBUTION AND SERVICE ARRANGEMENTS
          Professional Funds Distributor, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.
DISTRIBUTION FEES
          The Service Shares of the Funds have a distribution plan under Rule 12b-1 that allow the Funds to pay a fee to the Distributor for the sale and distribution of Service Shares. Because these fees are paid out of the Funds’ assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. While the distribution plan provides for a maximum distribution fee of 0.25% of each Fund’s average daily net assets, the Trustees have authorized payments of up to 0.10% of each Fund’s average daily net assets.
SHAREHOLDER SERVICE FEES
          The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay service providers an annual fee not exceeding 0.25% of a Fund’s average daily net assets of the Service Shares to compensate service providers who maintain a service relationship. Currently, the Trustees have authorized payments of up to 0.15% of each Fund’s average daily net assets. Service activities provided under this plan include: (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries,

18

(c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.
SHARE CLASSES
          The Funds issue Institutional, Service and Class W Shares. Each class of shares bears a pro rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions and pay a Rule 12b-1 distribution fee and a shareholder service fee. Any investor may purchase Class W Shares which are subject to a shareholder service fee.

19

FOR MORE INFORMATION
          FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
          Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
          Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of a Fund’s policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
          Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m., Eastern time
          The Funds’ SAI, annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
          FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.
The investment company registration number is 811-08648.

20

WILMINGTON SHORT/INTERMEDIATE–TERM BOND FUND
WILMINGTON BROAD MARKET BOND FUND
WILMINGTON MUNICIPAL BOND FUND
WILMINGTON SHORT-TERM BOND FUND
of WT Mutual Fund
Institutional Shares
PROSPECTUS DATED ___, 2006
This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
     Please note that these Funds:
•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

WILMINGTON SHORT/INTERMEDIATE–TERM BOND FUND
WILMINGTON BROAD MARKET BOND FUND
WILMINGTON MUNICIPAL BOND FUND
WILMINGTON SHORT-TERM BOND FUND
Institutional Shares
FUND DESCRIPTIONS
SUMMARY

Investment Objective	•	The Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund each seeks a high total return, consistent with high current income.

	•	The Wilmington Municipal Bond Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

	•	The Wilmington Short-Term Bond Fund seeks to preserve capital and provide current income.

Investment Focus	•	Fixed income securities

Share Price Volatility	•	Moderate

Principal Investment Strategies	•	The Wilmington Short/Intermediate-Term Bond Fund invests at least 85% of its total assets in various types of investment grade, fixed income securities.

	•	The Wilmington Broad Market Bond Fund invests at least 80% of its total assets in various types of investment grade, fixed income securities. The Fund may invest up to 20% of its assets in high yield bonds and preferred stocks.

	•	The Wilmington Municipal Bond Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from Federal income tax.

	•	The Wilmington Short-Term Bond Fund, under normal circumstances, invests at least 80% of its total assets in investment grade, fixed income securities such as corporate bonds, notes or commercial paper and U.S. Government obligations. The Fund invests primarily in short and intermediate term, investment grade, fixed income securities and may invest up to 20% of its assets in non-investment grade, fixed income securities .

	•	The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades, or to purchase alternative fixed income investments that the investment adviser believes may perform better.

Principal Risks	The Funds are subject to the risks summarized below which are further described under “Additional Risk Information.”

	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Fund.

	•	The fixed income securities in which the Funds invest are subject to credit risk, prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. Government.

	•	Non-investment grade, fixed income securities involve greater risk of default or price changes due to the lower credit quality of the issuer than investment grade, fixed income securities. The value of lower-quality, fixed income securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to sell.

	•	The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Investors who want income from their investments without the volatility of an equity portfolio.

PERFORMANCE INFORMATION
Wilmington Short/Intermediate-Term Bond Fund
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Intermediate Government/Credit Index, and the Merrill Lynch 1-10 Year U.S. Treasury Index, both broad measures of market performance. The performance prior to November 1, 1999, reflects the performance of the Rodney Square Short/Intermediate Bond Portfolio, which was merged into the Fund, effective November 1, 1999. In connection with the merger, the Fund changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Past 10 Calendar Years
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___]%	[___]%
[___]	[___]

Short/Intermediate–Term Bond Fund - Institutional Shares
Average Annual Total Returns as of December 31, 2005	1 Year		5 Years		10 Years
Return Before Taxes	[___]	%	[___]	%	[___]	%

Return After Taxes on Distributions [1]	[___]	%	[___]	%	[___]	%

Return After Taxes on Distributions and Sales of Shares [1]	[___]	%	[___]	%	[___]	%

Lehman Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)[2]	[___]	%	[___]	%	[___]	%
Merrill Lynch 1-10 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)[3]	[___]	%	[___]	%	[___]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Intermediate Government/Credit Index is an unmanaged index of fixed-rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 and 10 years.

[3]	The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

Wilmington Broad Market Bond Fund
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Government/Credit Index, and the Merrill Lynch U.S. Treasury Master Index, both broad measures of market performance. This performance information includes the performance of the Fund’s predecessor, the Bond Fund, a collective investment fund. The Bond Fund’s performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 (“1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Past 10 Calendar Years
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___]	[___]
[___]	[___]

Broad Market Bond Fund-Institutional Shares			Since
Average Annual Total Returns as of December 31, 2005	1 Year	5 Years	June 29, 1998	10 Years[1]
Return Before Taxes	[___]	[___]	[___]	[___]	[2]

Return After Taxes on Distributions [3]	[___]	[___]	[___]	[___]

Return After Taxes on Distributions and Sales of Shares [3]	[___]	[___]	[___]	[___]
Lehman Government/Credit Index (reflects no deduction for fees, expenses or taxes)[4]	[___]	[___]	[___]	[___]
Merrill Lynch U.S. Treasury Master Index (reflects no deduction for fees, expenses or taxes)[5]	[___]	[___]	[___]	[___]

[1]	For periods prior to June 29, 1998, the Fund’s predecessor, the Bond Fund, operated as a collective investment fund. As a collective investment fund, the Bond Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Fund and its predecessor, the Bond Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Lehman Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities of 1 year or greater.

[5]	The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

Wilmington Municipal Bond Fund
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Short/Intermediate Municipal Index, and the Lehman Quality Intermediate Municipal Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Past 10 Calendar Years
Performance Years
Calendar Year-to Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___]	[___]
[___]	[___]

Municipal Bond Fund - Institutional Shares
Average Annual Total Returns as of December 31, 2005	1 Year	5 Years	10 years
Return Before Taxes	[___]	[___]	[___]

Return After Taxes on Distributions [1]	[___]	[___]	[___]

Return After Taxes on Distributions and Sales of Shares [1]	[___]	[___]	[___]
Lehman Short/Intermediate Municipal Index (reflects no reduction for fees, expenses or taxes) [2]	[___]	[___]	[___]
Lehman Quality Intermediate Municipal Index (reflects no reduction for fees, expenses or taxes) [3]	[___]	[___]	[___]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Short/Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after June 30, 1993 with remaining maturities of between 1 and 10 years and at least $7 million in outstanding principal. The Fund has determined to compare its performance to the Lehman Short/Intermediate Municipal Index based on its investment adviser’s belief that this index represents a more appropriate index for comparison in light of the Index’s constituent securities and construction methodology, and the Fund’s investment strategy and holdings characteristics.

[3]	The Lehman Quality Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in outstanding principal.

Wilmington Short-Term Bond Fund
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund for the past two calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Merrill Lynch 1-5 Year Treasury Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___]

Best Quarter	Worst Quarter
[___]	[___]
[___]	[___]

Short-Term Bond Fund-Institutional Shares		Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[___]	[___]
Return After Taxes on Distributions[1]	[___]	[___]
Return After Taxes on Distributions and Sale of Shares[1]	[___]	[___]
Merrill Lynch 1-5 Year Treasury Index (reflects no deductions for fees, expenses or taxes)[2]	[___]	[___]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

[2]	The Merrill Lynch 1-5 Year Treasury Index, is an unmanaged index that consist of all U.S. Treasury securities outstanding with maturities greater than one year and less than five years.

FEES AND EXPENSES
          The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of a Fund.
Shareholder Fees
(fees paid directly from your investment)

Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Short/Intermediate-		Broad Market		Municipal		Short-Term
	Term Bond Fund		Bond Fund		Bond Fund		Bond Fund
Management fees	0.35%		0.35%		0.35%		0.35%
Distribution (Rule 12b-1) fees	None		None		None		None
Other expenses [1]	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Waivers/reimbursements	[ ]	%[2]					[ ]	%[2,3]
Net expenses	[ ]	%[2]					0.65%[2,3]

[1]	“Other Expenses” have been restated to reflect current and estimated fees in connection with each Fund’s change in its investment structure on July 1, 2005 from a master-feeder structure to a stand-alone investment structure that invests directly in securities.

[2]	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

[3]	For Institutional Shares of the Short-Term Bond Fund, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.65%. This waiver will remain in place until November 1, 2008 unless the Board of Trustees approves its earlier termination.

EXAMPLE
          This Example is intended to help you compare the cost of investing in Institutional Class Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
          Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year		3 Years		5 Years		10 Years
Short/Intermediate-Term Bond Fund	$	[___]	$	[___]	$	[___]	$	[___]
Broad Market Bond Fund	$	[___]	$	[___]	$	[___]	$	[___]
Municipal Bond Fund	$	[___]	$	[___]	$	[___]	$	[___]
Short-Term Bond Fund	$	[___]	$	[___]	$	[___]	$	[___]

          The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.
INVESTMENT OBJECTIVE
          The Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund each seeks a high total return, consistent with high current income. The Wilmington Municipal Bond Fund seeks a high level of income exempt from Federal income tax, consistent with the preservation of capital. The investment objective of the above Funds may not be changed without shareholder approval.
          The Wilmington Short-Term Bond Fund seeks to preserve capital and provide current income. This investment objective may be changed without shareholder approval, upon 60 days written notice to shareholders.
          There is no guarantee that any Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES
          The Wilmington Short/Intermediate-Term Bond Fund will normally invest at least 85% of its assets in various types of investment grade, fixed income securities. The Fund may invest up to 10% of its assets in investment grade, fixed income securities of foreign issuers. As a fundamental policy, the Fund will maintain a short-to-intermediate average dollar-weighted duration (2 1/2 to 4 years).
          The Wilmington Broad Market Bond Fund will normally invest at least 80% of its assets in various types of investment grade, fixed income securities. The Fund may invest up to 20% of its assets in high yield bonds and preferred stocks, and up to 10% of its assets in investment grade, fixed income securities of foreign issuers. As a fundamental policy, the Fund will maintain an intermediate average dollar-weighted duration (4 to 7 years).
          The Wilmington Municipal Bond Fund has a fundamental policy to invest substantially all (at least 80%) of its assets in a diversified portfolio of municipal securities that provide interest that is exempt from Federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to Federal tax. As a fundamental policy, the Fund will maintain an intermediate average dollar-weighted duration (4 to 8 years).
          The Municipal Bond Fund may not invest more than 25% of its assets in any one industry. Governmental issuers of municipal securities are not considered part of any industry. This 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental users, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Fund may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Fund may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory.
          Under these conditions, the Municipal Bond Fund’s vulnerability to any special risks that affect that sector or jurisdiction could have an adverse impact on the value of an investment in the Fund. There are no limitations on the Municipal Bond Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.
          The Wilmington Short-Term Bond Fund invests at least 80% of its assets in investment grade, corporate fixed income securities. The Fund may invest up to 20% of its assets in non-investment grade, fixed income securities. The Fund will maintain a short average dollar-weighted duration (1 to 3 years).
FUND COMPOSITION
          The composition of each Fund’s holdings varies, depending upon the investment adviser’s analysis of the fixed income and municipal securities market and the expected trends in those markets. The securities purchased by the Fund may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment adviser seeks to protect the Fund’s principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by a Fund. There is no guarantee that principal value can be protected during periods of extreme interest rate volatility.
          Except for the Short-Term Bond Fund and the Broad Market Bond Fund, the Funds invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality. The Broad Market Bond Fund and the Short-Term Income Bond Fund may invest up to 20% of their assets in high yield bonds and preferred stocks.
          The table below shows each Fund’s principal investments. These are the types of securities that the investment adviser believes will likely help a Fund achieve its investment objective.

	Short/Intermediate	Broad	Municipal	Short-
	-Term Bond	Market Bond	Bond	Term Bond
Asset-Backed Securities	✓	✓		✓
Bank Obligations	✓	✓		✓
Corporate Bonds, Notes and Commercial Paper	✓	✓		✓
High Yield Bonds [1]		✓		✓
Mortgage-Backed Securities	✓	✓		✓
Municipal Securities	✓	✓	✓	✓
Obligations Issued By Supranational Agencies	✓	✓		✓
Preferred Stock [2]		✓		✓
U.S. Government Obligations [3]	✓	✓		✓

[1]	High yield bonds are corporate debt securities that are rated, at the time of purchase, below the top four categories by Moody’s Investor Service, Inc. (currently a rating of “Ba1” or lower) or by Standard and Poor’s Corporation (currently a rating of “BB+” or lower).

[2]	Preferred stocks are equity securities that pay dividends at a specified rate, and have priority over common stocks with respect to proceeds from the liquidation of a corporation’s assets, but are subordinate to the claims of all creditors, including a corporation’s bondholders. Preferred stocks may have a conversion feature which can tend to make the market value of a preferred stock move with the market value of the underlying common stock.

[3]	U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, a Fund would not be able to assert a claim against the United States.
          Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”), available on the Funds’ website at http://www.wilmingtonfunds.com. The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.
ADDITIONAL RISK INFORMATION
          The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:
•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	High Yield Bond Risks. High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk, and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Fund will vary with changes in interest rates.

•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Preferred Stock. The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS
          The financial highlights tables are intended to help you understand each            Fund ’s financial performance for the past 5 years or since inception, if shorter. Certain information reflects financial results for a single Institutional Share of a Fund . The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by [                    ], whose report, along with each Fund ’s financial statements, is included in the Institutional Shares’ Annual Report, which is available without charge upon request on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.
Short/Intermediate-Term Bond Fund –
Institutional Shares

	For the Fiscal Years Ended June 30
	2006	2005	2004	2003	2002[1]
Net Asset Value – Beginning of Year	[___]	$10.18	$10.80	$10.23	$10.05

Investment Operations:
Net investment income		0.37	0.38	0.43	0.50
Net realized and unrealized gain (loss) on investments		0.08	(0.40)	0.64	0.20

Total from investment operations		0.45	(0.02)	1.07	0.70

Distributions:
From net investment income		(0.37)	(0.38)	(0.43)	(0.50)
From net realized gain		(0.03)	(0.22)	(0.07)	(0.02)

Total distributions		(0.40)	(0.60)	(0.50)	(0.52)

Net Asset Value – End of Year		$10.23	$10.18	$10.80	$10.23

Total Return		4.50%	(0.22)%	10.70%	7.08%
Ratios (to average net assets)/ Supplemental Data:[2]
Expenses:
Including expense limitations		0.65%	0.62%	0.62%	0.62%
Excluding expense limitations		0.65%	0.62%	0.62%	0.62%
Net investment income		3.60%	3.60%	4.13%	4.89%
Portfolio turnover		33%	27%	82%	136%
Net assets at end of year (000 omitted)		$108,828	$188,519	$185,956	$167,077

[1]	As required, effective July 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset-backed securities as an adjustment to interest income. The effect of this change, for the year ended June 30, 2002, was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to July 1, 2001 have not been restated to reflect this change in accounting.

[2]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I – Short/Intermediate Bond Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

Broad Market Bond Fund –
Institutional Shares

	For the Fiscal Years Ended June 30
	2006	2005	2004	2003	2002
Net Asset Value – Beginning of Year	[___]	$9.90	$10.67	$9.93	$9.81

Investment Operations:
Net investment income		0.39	0.41	0.46	0.52
Net realized and unrealized gain (loss) on investments		0.27	(0.53)	0.79	0.16

Total from investment operations		0.66	(0.12)	1.25	0.68

Distributions:
From net investment income		(0.39)	(0.41)	(0.46)	(0.52)
From net realized gain		(0.10)	(0.24)	(0.05)	(0.04)

Total distributions		(0.49)	(0.65)	(0.51)	(0.56)

Net Asset Value – End of Year		$10.07	$9.90	$10.67	$9.93

Total Return		6.80%	(1.13)%	12.77%	7.04%
Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations		0.72%	0.68%	0.66%	0.68%
Excluding expense limitations		0.73%	0.68%	0.66%	0.68%
Net investment income		3.89%	4.05%	4.38%	5.16%
Portfolio turnover		43%	26%	77%	180%
Net assets at end of year (000 omitted).		$66,586	$88,935	$113,515	$116,427

[1]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I – Broad Market Bond Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

Municipal Bond Fund –
Institutional Shares

	For the Fiscal Years Ended June 30
	2006	2005	2004	2003	2002
Net Asset Value – Beginning of Year	[___]	$12.80	$13.27	$12.87	$12.65

Investment Operations:
Net investment income		0.38	0.36	0.43	0.47
Net realized and unrealized gain (loss) on investments		0.20	(0.45)	0.42	0.27

Total from investment operations		0.58	(0.09)	0.85	0.74

Distributions:
From net investment income		(0.38)	(0.36)	(0.43)	(0.47)
From net realized gain		—	(0.02)	(0.02)	(0.05)

Total distributions		(0.38)	(0.38)	(0.45)	(0.52)

Net Asset Value – End of Year		$13.00	$12.80	$13.27	$12.87

Total Return		4.56%	(0.64)%	6.75%	5.93%
Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations		0.75%	0.75%	0.75%	0.75%
Excluding expense limitations		0.79%	0.82%	0.95%	1.08%
Net investment income		2.89%	2.78%	3.30%	3.63%
Portfolio turnover		38%	20%	21%	28%
Net assets at end of year (000 omitted)		$65,818	$63,069	$42,563	$32,592

[1]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I – Municipal Bond Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

Short-Term Bond Fund Institutional Shares

			For the
	For the Fiscal	For the Fiscal	Period
	Year	Year	July 1, 2003[1]
	Ended	Ended	through
	June 30, 2006	June 30, 2005	June 30, 2004
Net Asset Value – Beginning of Period	[___]	$9.81	$10.00

Investment Operations:
Net investment income		0.25	0.18
Net realized and unrealized loss on investments		0.01	(0.19)

Total from investment operations		0.26	(0.01)

Distributions:
From net investment income		(0.25)	(0.18)
From net realized gain		(0.01)	-- [2]

Total distributions		(0.26)	(0.18)

Net Asset Value – End of Period		$9.81	$9.81

Total Return		2.64%	(0.06)%
Ratios (to average net assets)/Supplemental Data:[3]
Expenses:
Including expense limitations		0.65%	0.65%
Excluding expense limitations		0.84%	0.94%
Net investment income		2.51%	1.91%
Portfolio turnover		50%	42%
Net assets at end of period (000 omitted)		$35,855	$49,594

[1]	Commencement of operations.

[2]	Less than $0.01 per share.

[3]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I – Short-Term Income Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

MANAGEMENT OF THE FUNDS
     The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
     Rodney Square Management Corporation (“RSMC”), the Funds’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of                                         , 2006, RSMC had approximately [                    ] billion in assets under management.
     For the twelve months ended June 30, 2006, RSMC received the following advisory fees as a percentage of each Fund’s average daily net assets:

Short/Intermediate Term Bond Fund	0.	%
Broad Market Bond Fund	0.	%
Municipal Bond Fund	0.	%
Short-Term Bond Fund	0.	%
     WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
FUND MANAGERS
     Eric K. Cheung, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate-Term Bond, Broad Market Bond and Short-Term Bond Funds. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined Wilmington Trust Corporation and RSMC. In 1991, he became the Division Manager for all fixed income products.
     Clayton M. Albright, III, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate-Term Bond, Broad Market Bond and Short-Term Bond Funds. Mr. Albright has been affiliated with Wilmington Trust Corporation since 1976 and with RSMC since 1987. Since 1987, he has specialized in the management of intermediate and long-term fixed income funds.

     Dominick J. D’Eramo, CFA, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate-Term Bond, Broad Market Bond and Short-Term Bond Funds. Mr. D’Eramo has been affiliated with Wilmington Trust Corporation since 1986 and with RSMC since 1987 as a Fixed income Trader. He was promoted to a Portfolio Manager in 1990.
     Lisa More, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Fund. Ms. More has been affiliated with Wilmington Trust Corporation since 1988 and with RSMC since 1990. Since 1990, she has specialized in the management of municipal income funds.
     Scott Edmonds, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Fund. Mr. Edmonds has been affiliated with Wilmington Trust Corporation and RSMC since 1989 as an Assistant Portfolio Manager. He was promoted to a Portfolio Manager in 1991.
     The Funds’ SAI provides additional information about the Fund managers’ compensation, other accounts managed by the Fund managers and the Fund managers’ ownership of securities in the Funds.

SERVICE PROVIDERS
The chart below provides information on the primary service providers.
Asset Shareholder Management Services
Transfer Agent PFPC Inc. 760 Moore Road Investment Adviser King of Prussia, PA 19406 and Administrator Handles certain shareholder Rodney Square Management Corp. services, including 1100 North Market Street recordkeeping and Wilmington, DE 19890 statements, payment of Manages the Funds’ investment activities distributions and and oversees Fund administration and other processing of buy and sell service providers. requests.
WT MUTUAL FUND Wilmington Short/Intermediate-Term Bond Fund Wilmington Broad Market Bond Fund Wilmington Municipal Fund Bond Fund Fund Asset Operations Wilmington Short-Term Bond Fund Safe Keeping
Sub-Administrator and Custodian Accounting Agent Wilmington Trust Company PFPC Inc. 1100 North Market Street 301 Bellevue Parkway Wilmington, DE 19890 Wilmington, DE 19809 Holds the Funds’ assets, Provides facilities, equipment and settles all portfolio personnel to carry out administrative trades and collects most of services related to the Funds and the valuation data required calculates each Fund’s NAV and for calculating each Fund’s distributions. NAV per share.
Distribution
Distributor Professional Funds Distributor, LLC. 760 Moore Road King of Prussia, PA 19406 Distributes the Funds’ shares.

SHAREHOLDER INFORMATION
PRICING OF SHARES
     The price of each Fund’s shares is based on its net asset value (“NAV”). The Funds value their assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by an independent pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
     PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
PURCHASE OF SHARES
     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Fund is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.
     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Fixed Income Funds	Wilmington Fixed Income Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.
     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
     Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fees” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding

Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
     Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing.” Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
     Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. Also, because some of the Funds invest in high yield bonds, which may trade less frequently than investment grade bonds, frequent trading in such Fund’s shares to take advantage of the market pricing inefficiency of such high yield bonds, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such funds may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid high yield bonds.
     There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You written instructions must include the Fund name, your account number, your printed name, and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Fixed Income Funds	Wilmington Fixed Income Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Telephone: If you prefer to redeem your shares by telephone, you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
     Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.
     Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
     If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
     Small Accounts: If the value of your investment in a Fund falls below $50,000, you may be asked to increase your balance. If after 60 days the account value is still below $50,000, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account’s market value. The minimum account balance for accounts in existence prior to November 1, 2005 is $500. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

EXCHANGE OF SHARES
     You may exchange all or a portion of your shares in a Fund for Institutional Class Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small Cap Value Fund
Wilmington Small Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
     Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder’s account.
     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.
     Prospectuses for the Institutional Class Shares of the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.

DISTRIBUTIONS
     Distributions from the net investment income of each Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Fund will be distributed annually. The Short/Intermediate-Term Bond Fund and the Broad Market Bond Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.
     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
     As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends paid that year.
     Dividend distributions by the Municipal Bond Fund of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions (“exempt-interest dividends”) may be treated by you as interest excludable from your gross income. The Municipal Bond Fund intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Fund may be taxable.
     It is a taxable event for you if you sell or exchange shares of any Fund, including the Municipal Bond Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
     Professional Funds Distributor, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Institutional Class Shares of the Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.
SHARE CLASSES
     The Funds issue Institutional and Class A Shares. Each class of shares bears a pro rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares.

FOR MORE INFORMATION
     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
     Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
     Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time
     The Funds’ SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.
The investment company registration number is 811-08648.

WILMINGTON SHORT/INTERMEDIATE–TERM BOND FUND
WILMINGTON BROAD MARKET BOND FUND
WILMINGTON MUNICIPAL BOND FUND
WILMINGTON SHORT-TERM BOND FUND
of WT Mutual Fund
Class A Shares
PROSPECTUS DATED                     , 2006
This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
     Please note that these Funds:
•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)
Class A Shares of the Funds are offered with a front-end sales charge except for certain persons eligible to purchase Class A Shares at Net Asset Value. See “Sales Charge Reductions and Waivers.”
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND DESCRIPTIONS

A look at the goals, strategies,	Summary
risks, expenses and financial	Performance Information
history of each Fund.	Fees and Expenses
Example
Investment Objective
Principal Investment Strategies
Fund Composition
Additional Risk Information
Financial Highlights

MANAGEMENT OF THE FUNDS

Details about the service providers.	Investment Adviser
Fund Managers
Service Providers

SHAREHOLDER INFORMATION

Policies and instructions for	Pricing of Shares
opening, maintaining and	Purchase of Shares
closing an account in any of	Redemption of Shares
the Funds.	Exchange of Shares
Distributions
Taxes

DISTRIBUTION ARRANGEMENTS

Details on the Funds’
distribution arrangements,	Distribution Fees
Rule 12b-1 fees and	Sub-Transfer Agency Fees
share classes.	Additional Payments
Share Classes

FOR MORE INFORMATION

WILMINGTON SHORT/INTERMEDIATE–TERM BOND FUND
WILMINGTON BROAD MARKET BOND FUND
WILMINGTON MUNICIPAL BOND FUND
WILMINGTON SHORT-TERM BOND FUND
Class A Shares
FUND DESCRIPTIONS
SUMMARY

Investment Objective	• The Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund each seeks a high total return, consistent with high current income.

• The Wilmington Municipal Bond Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

• The Wilmington Short-Term Bond Fund seeks to preserve capital and provide current income.

Investment Focus	• Fixed income securities

Share Price Volatility	• Moderate

Principal Investment Strategies	• The Wilmington Short/Intermediate-Term Bond Fund invests at least 85% of its total assets in various types of investment grade, fixed income securities.

•     The Wilmington Broad Market Bond Fund invests at least 80% of its total assets in various types of investment grade, fixed income securities. The Fund may invest up to 20% of its assets in high yield bonds and preferred stocks.

• The Wilmington Municipal Bond Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from Federal income tax.

•     The Wilmington Short-Term Bond Fund, under normal circumstances, invests at least 80% of its total assets in investment grade, fixed income securities such as corporate bonds, notes or commercial paper and U.S. Government obligations. The Fund invests primarily in short and intermediate term, investment grade, fixed income securities and may invest up to 20% of its assets in non-investment grade, fixed income securities.

•     The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades, or to purchase alternative fixed income investments that the investment adviser believes may perform better.

Principal Risks	• The Funds are subject to the risks summarized below which are further described under “Additional Risk Information.”

• An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

• It is possible to lose money by investing in a Fund.

•     The fixed income securities in which the Funds invest are subject to credit risk, prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. Government.

•     Non-investment grade, fixed income securities involve greater risk of default or price changes due to the lower credit quality of the issuer than investment grade, fixed income securities. The value of lower-quality, fixed income securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to sell.

• The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	• Investors who want income from their investments without the volatility of an equity portfolio.

PERFORMANCE INFORMATION
Wilmington Short/Intermediate-Term Bond Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund for the past two calendar years and by showing how the average annual total returns for one year and since inception, before and after taxes, compare with those of its benchmark index, the Lehman Intermediate Government/Credit Index, and the Merrill Lynch 1-10 Year U.S. Treasury Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___]%	[___]%
([ ])	([ ])

Short/Intermediate-Term Bond Fund – Class A Shares			Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year		(October 7, 2003)
Return Before Taxes	[_____]	%	[_____]	%
Return After Taxes on Distributions[1]	[_____]	%	[_____]	%
Return After Taxes on Distributions and Sales of Shares[1]	[_____]	%	[_____]	%
Lehman Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)[2]	[_____]	%	[_____]	%
Merrill Lynch 1-10 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)[3]	[_____]	%	[_____]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Lehman Intermediate Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 and 10 years.

3	The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

Wilmington Broad Market Bond Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Lehman Government/Credit Index, and the Merrill Lynch U.S. Treasury Master Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Broad Market Bond Fund – Class A Shares	Since Inception
Average Annual Total Returns as of December 31, 2005	December 20, 2005
Return Before Taxes	[_____]	%
Return After Taxes on Distributions[1]	[_____]	%
Return After Taxes on Distributions and Sales of Shares[1]	[_____]	%
Lehman Government/Credit Index (reflects no deduction for fees, expenses or taxes)[2]	[_____]	%
Merrill Lynch U.S. Treasury Master Index (reflects no deduction for fees, expenses or taxes)[3]	[_____]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Lehman Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities of 1 year or greater.

3	The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

Wilmington Municipal Bond Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Lehman Short/Intermediate Municipal Index, and the Lehman Quality Intermediate Municipal Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Municipal Bond Fund – Class A Shares	Since Inception
Average Annual Total Returns as of December 31, 2005	(December 20, 2005)
Return Before Taxes	[_____]	%
Return After Taxes on Distributions[1]	[_____]	%
Return After Taxes on Distributions and Sales of Shares[1]	[_____]	%
Lehman Short/Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)[2]	[_____]	%
Lehman Quality Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)[3]	[_____]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

2	The Lehman Short/Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after June 30, 1993 with remaining maturities of between 1 and 10 years and at least $7 million in outstanding principal. The Fund has determined to compare its performance to the Lehman Short/Intermediate Municipal Index based on the investment adviser’s belief that this index represents a more appropriate index for comparison in light of the Index’s constituent securities and construction methodology, and the Fund’s investment strategy and holdings characteristics.

3	The Lehman Quality Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in outstanding principal.

Wilmington Short-Term Bond Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Merrill Lynch 1-5 Year Treasury Index, a broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future

Short-Term Bond Fund – Class A Shares	Since Inception
Average Annual Total Returns as of December 31, 2005	(December 20, 2005)
Return Before Taxes	[_____]	%
Return After Taxes on Distributions[1]	[_____]	%
Return After Taxes on Distributions and Sale of Shares[1]	[_____]	%
Merrill Lynch 1-5 Year Treasury Index (reflects no deductions for fees, expenses or taxes)[2]	[_____]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Merrill Lynch 1-5 Year Treasury Index is an unmanaged index that consists of all U.S. Treasury securities outstanding with maturities greater than one year and less than five years.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of a Fund.
Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) [1]	2.00%
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[2]	1.00%
Exchange fee[2]	1.00%

[1]	Lower front-end sales charges for Class A Shares may be available with the purchase of $100,000 or more. See “Front-End Sales Charge” for additional information.

[2]	Class A Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

	Short/Intermediate-		Broad Market		Municipal		Short-Term
	Term Bond Fund		Bond Fund		Bond Fund		Bond Fund
Management fees	0.35%		0.35%		0.35%		0.35%
Distribution (Rule 12b-1) fees	0.25%		0.25%		0.25%		0.25%
Other expenses[1]	[__%]		[__%]		[__%]		[__%]
Total Annual Fund Operating Expenses	[__%]		[__%]		[__%]		[__%]
Waivers/reimbursements	[__%]	[2]	[__%]	[2]	[__%]	[2]	[__%]	[2,3]

Net expenses	[__%]	[2]	[__%]	[2]	[__%]	[2]	[__%]	[2,3]

[1]	“Other expenses” have been restated to reflect current and estimated fees in connection with each Fund’s change in its investment structure on July 1, 2005 from a master/feeder structure to a stand-alone investment structure that invests directly in securities.

[2]	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

[3]	For Class A Shares of the Short-Term Bond Fund, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.90%. This waiver will remain in place until November 1, 2008 unless the Board of Trustees approves its earlier termination.

EXAMPLE
     This Example is intended to help you compare the cost of investing in Class A Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Class A Shares	1 Year		3 Years		5 Years		10 Years
Short/Intermediate-Term Bond Fund	[___]	%	[___]	%	[___]	%	[___]	%
Broad Market Bond Fund	[___]	%	[___]	%	[___]	%	[___]	%
Municipal Bond Fund	[___]	%	[___]	%	[___]	%	[___]	%
Short-Term Bond Fund	[___]	%	[___]	%	[___]	%	[___]	%
     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE
     The Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund each seeks a high total return, consistent with high current income. The Wilmington Municipal Bond Fund seeks a high level of income exempt from Federal income tax, consistent with the preservation of capital. The investment objective of the above Funds may not be changed without shareholder approval.
     The Wilmington Short-Term Bond Fund seeks to preserve capital and provide current income. This investment objective may be changed without shareholder approval, upon 60 days’ written notice to shareholders.
     There is no guarantee that any Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
     The Wilmington Short/Intermediate-Term Bond Fund will normally invest at least 85% of its assets in various types of investment grade, fixed income securities. The Fund may invest up to 10% of its assets in investment grade, fixed income securities of foreign issuers. As a fundamental policy, the Fund will maintain a short-to-intermediate average dollar-weighted duration (2 1/2 to 4 years).
     The Wilmington Broad Market Bond Fund will normally invest at least 80% of its assets in various types of investment grade, fixed income securities. The Fund may invest up to 20% of its assets in high yield bonds and preferred stocks, and up to 10% of its assets in investment grade, fixed income securities of foreign issuers. As a fundamental policy, the Fund will maintain an intermediate average dollar-weighted duration (4 to 7 years).
     The Wilmington Municipal Bond Fund has a fundamental policy to invest substantially all (at least 80%) of its assets in a diversified portfolio of municipal securities that provide interest that is exempt from Federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to Federal tax. As a fundamental policy, the Fund will maintain an intermediate average dollar-weighted duration (4 to 8 years).
     The Municipal Bond Fund may not invest more than 25% of its assets in any one industry. Governmental issuers of municipal securities are not considered part of any industry. This 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental users, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Fund may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Fund may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory.
     Under these conditions, the Municipal Bond Fund’s vulnerability to any special risks that affect that sector or jurisdiction could have an adverse impact on the value of an investment in the Fund. There are no limitations on the Municipal Bond Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

     The Wilmington Short-Term Bond Fund invests at least 80% of its assets in investment grade, corporate fixed income securities. The Fund may invest up to 20% of its assets in non-investment grade, fixed income securities. The Fund will maintain a short average dollar-weighted duration (1 to 3 years).
FUND COMPOSITION
     The composition of each Fund’s holdings varies, depending upon the investment adviser’s analysis of the fixed income and municipal securities market and the expected trends in those markets. The securities purchased by the Fund may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment adviser seeks to protect the Fund’s principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by a Fund. There is no guarantee that principal value can be protected during periods of extreme interest rate volatility.
     Except for the Short-Term Income Fund and the Broad Market Bond Fund, the Funds invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality. The Broad Market Bond Fund and the Short-Term Income Fund may invest up to 20% of their assets in high yield bonds and preferred stocks.

     The table below shows each Fund’s principal investments. These are the types of securities that the investment adviser believes will likely help a Fund achieve its investment objective.

	Short/Intermediate-	Broad Market	Municipal	Short-Term
	Term Bond	Bond	Bond	Bond
Asset-Backed Securities	✓	✓		✓
Bank Obligations	✓	✓		✓
Corporate Bonds, Notes and Commercial Paper	✓	✓		✓
High Yield Bonds[1]		✓		✓
Mortgage-Backed Securities	✓	✓		✓
Municipal Securities	✓	✓	✓	✓
Obligations Issued By Supranational Agencies	✓	✓		✓
Preferred Stock[2]		✓		✓
U.S. Government Obligations[3]	✓	✓		✓

[1]	High yield bonds are corporate debt securities that are rated, at the time of purchase, below the top four categories by Moody’s Investor Service, Inc. (currently a rating of “Ba1” or lower) or by Standard and Poor’s Corporation (currently a rating of “BB+” or lower).

[2]	Preferred stocks are equity securities that pay dividends at a specified rate, and have priority over common stocks with respect to proceeds from the liquidation of a corporation’s assets, but are subordinate to the claims of all creditors, including a corporation’s bondholders. Preferred stocks may have a conversion feature which can tend to make the market value of a preferred stock move with the market value of the underlying common stock.

[3]	U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, a Fund would not be able to assert a claim against the United States.
     Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”) available on the Funds’ website at http://www.wilmingtonfunds.com. The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.

ADDITIONAL RISK INFORMATION
     The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:
Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.
Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.
Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.
High Yield Bond Risks: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk, and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology.
Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Fund will vary with changes in interest rates.
Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.
Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.
Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Preferred Stock: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.
Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS
     The financial highlights table is intended to help you understand the Wilmington Short/Intermediate-Term Bond Fund’s financial performance since its inception. Certain information reflects financial results for a single Class A Share of a Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by[                                        ], whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available without charge upon request on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

				For the Period
	For the Fiscal		For the Fiscal	October 7, 2003[1]
	Year Ended		Year Ended	through
Short/Intermediate-Term Bond Fund – Class A Shares	June 30, 2006		June 30, 2005	June 30, 2004
Net Asset Value – Beginning of Period	$	[___]	$10.08	$10.59

Investment Operations:
Net investment income			0.34	0.25
Net realized and unrealized gain/loss on investments			0.08	(0.29)

Total from investment operations			0.42	(0.04)

Distributions:
From net investment income			(0.34)	(0.25)
From net realized gain			(0.03)	(0.22)

Total distributions			(0.37)	(0.47)

Net Asset Value – End of Period	$		$10.13	$10.08

Total Return		%	4.26%	(0.36) %**
Ratios (to average net assets)/Supplemental Data:[2]
Expenses:
Including expense limitations		%	0.91%	0.86%*
Excluding expense limitations		%	6.46%	5.36%
Net investment income		%	3.36%	3.32%
Portfolio turnover rate		%	33%	27%**
Net assets at end of period (000 omitted)	$		$247	$223

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

[2]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I – Short/Intermediate Bond Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

For the Fiscal
Year Ended
Broad Market Bond Fund - Class A Shares	June 30, 2006
Net Asset Value – Beginning of Period	$	[___]
Investment Operations:
Net investment income		[___]
Net realized and unrealized gain/loss on investments		[___]
Total from investment operations		[___]

Distributions:
From net investment income		[___]
From net realized gain		[___]
Total distributions		[___]
Net Asset Value – End of Period	$	[___]
Total Return		[___]	%
Ratios (to average net assets)/Supplemental Data:[2]
Expenses:
Including expense limitations		[___]	%
Excluding expense limitations		[___]	%
Net investment income		[___]	%
Portfolio turnover rate		[___]	%
Net assets at end of period (000 omitted)	$	[___]

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

For the Fiscal
Year Ended
Municipal Bond Fund - Class A Shares	June 30, 2006
Net Asset Value – Beginning of Period	$	[___]
Investment Operations:
Net investment income		[___]
Net realized and unrealized gain/loss on investments		[___]
Total from investment operations		[___]

Distributions:
From net investment income		[___]
From net realized gain		[___]
Total distributions		[___]
Net Asset Value – End of Period	$	[___]
Total Return		[___]	%
Ratios (to average net assets)/Supplemental Data:[2]
Expenses:
Including expense limitations		[___]	%
Excluding expense limitations		[___]	%
Net investment income		[___]	%
Portfolio turnover rate		[___]	%
Net assets at end of period (000 omitted)	$	[___]

For the Fiscal
Year Ended
Short-Term Bond Fund - Class A Shares	June 30, 2006
Net Asset Value – Beginning of Period	$ [___]
Investment Operations:
Net investment income	[___]
Net realized and unrealized gain/loss on investments	[___]
Total from investment operations	[___]

Distributions:
From net investment income	[___]
From net realized gain	[___]
Total distributions	[___]
Net Asset Value – End of Period	[___]
Total Return	[___]	%
Ratios (to average net assets)/Supplemental Data:[2]
Expenses:
Including expense limitations	[___]	%
Excluding expense limitations	[___]	%
Net investment income	[___]	%
Portfolio turnover rate	[___]	%
Net assets at end of period (000 omitted)	$ [___]

MANAGEMENT OF THE FUNDS
     The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
     Rodney Square Management Corporation (“RSMC”), the Funds’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2006, RSMC had approximately $[___] billion in assets under management.
     For the twelve months ended June 30, 2006, RSMC received the following advisory fees as a percentage of each Fund’s average daily net assets:

Short/Intermediate Term Bond Fund	0.__	%
Broad Market Bond Fund	0.__	%
Municipal Bond Fund	0.__	%
Short-Term Bond Fund	0.__	%
     WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

FUND MANAGERS
     Eric K. Cheung, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate-Term Bond, Broad Market Bond and Short-Term Bond Funds. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined Wilmington Trust Corporation and RSMC. In 1991, he became the Division Manager for all fixed income products.
     Clayton M. Albright, III, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate-Term Bond, Broad Market Bond and Short-Term Bond Funds. Mr. Albright has been affiliated with Wilmington Trust Corporation since 1976 and with RSMC since 1987. Since 1987, he has specialized in the management of intermediate and long-term fixed income funds.
     Dominick J. D’Eramo, CFA, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate-Term Bond, Broad Market Bond and Short-Term Bond Funds. Mr. D’Eramo has been affiliated with Wilmington Trust Corporation since 1986 and with RSMC since 1987 as a Fixed Income Trader. He was promoted to a Portfolio Manager in 1990.
     Lisa More, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Fund. Ms. More has been affiliated with Wilmington Trust Corporation since 1988 and with RSMC since 1990. Since 1990, she has specialized in the management of municipal income funds.
     Scott Edmonds, Vice President of RSMC and WTIM, is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Fund. Mr. Edmonds has been affiliated with Wilmington Trust Corporation and RSMC since 1989 as an Assistant Portfolio Manager. He was promoted to a Portfolio Manager in 1991.
     The Funds’ SAI provides additional information about the Fund managers’ compensation, other accounts managed by the Fund managers and the Fund managers’ ownership in securities in the Funds.

SERVICE PROVIDERS
The chart below provides information on the primary service providers.

SHAREHOLDER INFORMATION
PRICING OF SHARES
     The price of each Fund’s shares is based on its net asset value (“NAV”). The Funds value their assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by an independent pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
     PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
PURCHASE OF SHARES
     Class A Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment in Class A Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount.
Front-End Sales Charge
     In order to purchase Class A Shares, you will incur a front-end sales charge at the time of purchase (a “sales charge”) based on the dollar amount of your purchase. The maximum initial sales charge is 2.00% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under “Sales Charge Reductions and Waivers”. To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

•	Information or records regarding Fund shares held in all your accounts (e.g., retirement accounts) at your financial intermediary(ies); and

•	Information or records regarding Fund shares held at any financial intermediary by persons related to you, such as members of your family or household.

     The offering price for each Class A Share is the NAV plus the front-end sales charge. When you purchase Class A Shares in a Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in Class A Shares of the Fund.
     Class A Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of each Fund’s average daily net assets attributable to Class A Shares. Class A Shares will not be subject to any contingent deferred sales charge (“CDSC” or “back-end sales charge”) when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

	As a Percentage of	As a Percentage of
Your Investment	Offering Price	Your Investment
$1,000 up to $100,000	2.00%	2.04%
$100,000 up to $250,000	1.50%	1.52%
$250,000 up to $500,000	1.25%	1.27%
Over $500,000	None	None
Sales Charge Reductions and Waivers
     Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

•	Accumulation privilege — permits you to add the value of any Class A Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

•	Letter of intent — permits you to purchase Class A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Funds’ SAI for terms and conditions.

To use these privileges, discuss your eligibility with your financial consultant.
Net Asset Value Purchases. Class A Shares may be purchased at net asset value by:

•	Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

•	Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

•	Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

•	“Wrap accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of a Fund’s shares;

•	Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

•	Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
     The Funds’ SAI further explains the front-end sales charge on the Funds’ Class A shares and is accessible, free of charge, on the Funds’ internet website at www.wilmingtonfunds.com. If you would like additional information about each Fund’s sales charges, you may also call (800) 336-9970.
     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Fixed Income Funds	Wilmington Fixed Income Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.
     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
     Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fees” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
     Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing.” Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
     Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. Also, because some of the Funds invest in high yield bonds, which may trade less frequently than investment grade bonds, frequent trading in such Fund’s shares to take advantage of the market pricing inefficiency of such high yield bonds, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such funds may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid high yield bonds.
     There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.
     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your account number, your printed name, and your signature should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Fixed Income Funds	Wilmington Fixed Income Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Telephone: If you prefer to redeem your shares by telephone, you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
     Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.
     Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
     If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
     Small Accounts: If the value of your investment in a Fund falls below $500, you may be asked to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

EXCHANGE OF SHARES
     You may exchange all or a portion of your shares in a Fund for Class A Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
     Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account.
     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.
     Prospectuses for Class A Shares for the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.

DISTRIBUTIONS
     Distributions from the net investment income of each Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Fund will be distributed annually. The Short/Intermediate-Term Bond Fund and the Broad Market Bond Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.
     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
     As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends paid that year.
     Dividend distributions by the Municipal Bond Fund of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions (“exempt-interest dividends”) may be treated by you as interest excludable from your gross income. The Municipal Bond Fund intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Fund may be taxable.
     It is a taxable event for you if you sell or exchange shares of any Fund, including the Municipal Bond Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
     Professional Funds Distributor, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
DISTRIBUTION FEES
     The Class A Shares of each Fund have adopted a distribution plan under Rule 12b-1 that allows a Fund to pay a fee to the Distributor for the sale and distribution of Class A Shares, and for services provided to shareholders of Class A Shares. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distribution (Rule 12b-1) Plan provides for payments by Class A Shares of each Fund at the maximum annual rate of 0.25% of each Fund’s average daily net assets.
SUB-TRANSFER AGENCY FEES
     The Board of Trustees has authorized each Fund to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of a Fund. Service activities provided by service providers under this plan include: (a) answering shareholders inquiries; (b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders’ accounts and records; (d) assisting in processing Fund share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances; (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Fund shares; (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders; (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders; (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares; (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Funds’ shares. RSMC may provide services to some shareholders of the Funds’ shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Funds (“Intermediaries”).
ADDITIONAL PAYMENTS
     RSMC and its affiliates (other than the Funds) may pay, out of their own assets, compensation to Intermediaries in connection with the sale and distribution of Fund shares and/or shareholder services. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for distribution (Rule 12b-1) and sub-transfer agency. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, RSMC and its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by RSMC and its affiliates may be: (a) a fixed dollar amount; (b) based on the number of customer accounts maintained by an Intermediary; (c) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (d) calculated on another basis. The Additional Payments may be different for different Intermediaries.
SHARE CLASSES
     The Funds issue Institutional and Class A Shares. Each class of shares bears a pro rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares.

FOR MORE INFORMATION
     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
     Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
     Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time
     The Funds’ SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.
The investment company registration number is 811-08648.

WILMINGTON ASSET ALLOCATION FUNDS
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
of WT Mutual Fund
Institutional Shares
PROSPECTUS DATED __________, 2006
This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that these Funds:
•	are not bank deposits

•	are not obligations of or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

INTRODUCTION

PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

Investment Objective
Principal Investment Strategies and Asset Allocation
Principal Risks
Past Performance
Fees and Expenses
Expense Example

WILMINGTON MODERATE ASSET ALLOCATION FUND

Investment Objective
Principal Investment Strategies and Asset Allocation
Principal Risks
Past Performance
Fees and Expenses
Expense Example

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

Investment Objective
Principal Investment Strategies and Asset Allocation
Principal Risks
Past Performance
Fees and Expenses
Expense Example

INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

Investment Strategies of the Underlying Funds
Additional Underlying Funds
Principal Investment Risks of the Underlying Funds

MANAGEMENT OF THE FUNDS

Investment Adviser
Fund Managers
Service Providers

-i-

SHAREHOLDER INFORMATION

Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes

DISTRIBUTION ARRANGEMENTS

Share Classes

FOR MORE INFORMATION

-ii-

WILMINGTON ASSET ALLOCATION FUNDS
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
This Prospectus discusses the Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and the Wilmington Conservative Asset Allocation Fund (each a “Fund” and collectively referred to as the “Funds”), each a series of WT Mutual Fund, a Delaware statutory trust (the “Trust”), which is a series mutual fund with 27 different series (the “Wilmington Funds”).
Each Fund is advised by Rodney Square Management Corporation (the “Adviser” or “RSMC”) and sub-advised by Wilmington Trust Investment Management, LLC (“WTIM”). Each Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in other Wilmington Funds (the “Underlying Funds”) and U.S. Government securities.1 The Underlying Funds are described and offered for direct investment in separate prospectuses. Each Fund is designed for investors with a particular time horizon or risk profile and invests in a distinct mix of Underlying Funds. The Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund and Wilmington Short-Term Bond Fund adhere to a fixed income strategy (“Underlying Fixed Income Funds”). Each of the other Underlying Funds adheres to an equity focused strategy (“Underlying Equity Funds”).

[1]	The Funds currently invest solely in other investment companies within the Wilmington Funds investment complex, government securities and cash equivalents. The Securities and Exchange Commission (“SEC”) has adopted a rule that allows the Funds to invest in underlying funds that are managed by RSMC and its affiliates or managed by an investment adviser not associated with RSMC.

PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
Principal Investment Strategies. The Adviser uses a two-stage process to create an investment portfolio for a Fund. The first stage is a strategic asset allocation to determine the percentage of each Fund’s investable assets to be invested in broad asset classes—Equity, Fixed Income and “Real Return” assets. The Adviser determines, monitors and may periodically adjust asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. The following table illustrates the range of each Fund’s allocation among asset classes (the allocations and/or actual holdings will vary from time to time):

	Aggressive Asset	Moderate Asset	Conservative Asset
	Allocation Fund	Allocation Fund	Allocation Fund

Risk Profile	Aggressive/Growth	Moderate/Growth & Income	Conservative/Income

U.S. Equity	25% - 65%	15% - 55%	10% - 40%
International Equity	15% - 55%	10% - 50%	5% - 30%
Fixed Income	0% - 20%	10% - 40%	40% - 80%
Real Return Assets*	0% - 25%	0% - 25%	0% -20%

*	“Real Return” assets include inflation-linked bonds, securities of real estate companies and investment trusts, and commodity related securities.
The second stage involves the selection of Underlying Funds to represent the equity and fixed income asset classes and the determination of weightings among the Underlying Funds for each Fund. A Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. For cash management purposes each Fund may hold a portion of its assets in U.S. Government securities, cash or cash equivalents. The Fund may also invest in Underlying Funds that are money market funds. The Underlying Funds use a broad array of investment styles. The Underlying Funds can buy many types of equity and debt securities, among them common stocks of companies of any size, corporate-bonds of varying credit quality, U.S. Government and agency bonds, mortgage-backed and asset-backed securities and money market instruments. These securities are mainly issued by U.S. issuers but may be issued by foreign issuers. There are certain risk factors associated with each of these securities that could affect the performance of the Underlying Funds, which could, in turn, adversely affect the performance of a Fund. Please see “Investment Strategies and Risks of the Underlying Funds” for a description of the principal risks associated with the Underlying Funds.
The Adviser monitors each Fund’s holdings daily to ensure that both the Underlying Funds selected and the actual allocations among the Underlying Funds continue to conform to the Fund’s asset class allocations over time. The Adviser may rebalance each Fund’s investments in the Underlying Funds, as it deems appropriate, to bring the Fund back within the asset class allocations. The Adviser may change the asset class allocations or the Underlying Funds or the weightings without prior approval from shareholders.
Each Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”), which are notes and bonds issued by the U.S. Government whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government.
In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. Government securities (including TIPS), money market funds, cash or cash equivalents. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.
Principal Risks. The following is a list of certain risks that may apply to your investment in a Fund.
•	Asset Allocation. A Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated among the Underlying Funds. There is a risk that the Adviser’s evaluations and assumptions regarding a Fund’s broad asset classes or the Underlying Funds in which a Fund invests may be inappropriate based on actual market conditions. There is a risk that a Fund will vary from the intended weightings in the Underlying Funds due to factors such as market fluctuations. There can be no assurance that the Underlying Funds will achieve their investment objectives and the performance of the Underlying Funds may be lower than that of the asset class that they were selected to represent.

•	Concentration Risk. In connection with the asset allocation process, a Fund may from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that a Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund.

•	“Fund of Funds” Structure and Expenses. The term “fund of funds” is used to describe mutual funds, such as the Funds, that pursue their investment objective by investing in other mutual funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests, in addition to a Fund’s direct fees and expenses. Your cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Underlying Funds may change their investment objective or policies without the approval of a Fund. If that were to occur, the Fund might be forced to withdraw its investment from the Underlying Fund at a time that is unfavorable to the Fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•	Investment in Affiliated Underlying Funds. The Adviser has the ability to select and substitute the Underlying Funds in which the Fund invests and may be subject to potential conflicts of interest in selecting Underlying Funds because it may receive higher fees from certain Underlying Funds than others. However, as a fiduciary to each Fund, the Adviser is required to act in each Fund’s best interest when selecting Underlying Funds.

•	Not Insured-You Could Lose Money. An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency. It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the securities in which a Fund invests will increase in value.

•	NAV Will Fluctuate. A Fund’s share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
Investment Objective
The Wilmington Aggressive Asset Allocation Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
Investor Profile
Investors with a long-term time horizon (10 years or longer) who want an aggressive asset allocation approach to investing.
Principal Investment Strategies and Asset Allocation
The Fund seeks to achieve its investment objective by normally investing approximately 80%-100% of its assets in Underlying Equity Funds and approximately 0%-20% of its assets in Underlying Fixed Income Funds. The Fund’s fixed income component may include a money market component. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. Government securities, money market funds and cash or cash equivalents. The foregoing policies may be changed without shareholder approval.
Please see “Principal Investment Strategies and Principal Risks” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular Underlying Funds.
Principal Risks
Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:
•	Market Risk

•	Growth Investing Risk

•	Value Investing Risk

•	Small/Mid Cap Risk

•	Foreign Company Risk

•	Real Estate Securities Risk

•	Credit Risk

•	Interest Rate Risk

•	Prepayment Risk

•	Government Obligations Risk

•	High Yield Bond Risk

•	Preferred Stock Risk

•	Liquidity Risk
Please see “Investment Risks of the Underlying Funds” for a description of these principal risks and other risks associated with the Underlying Funds.

Aggressive Asset Allocation Fund
Past Performance
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for one year and since inception, before and after taxes, compared with those of the S&P 500 Index, a broad measure of market performance. The performance shown in the bar chart and performance table is the performance of the Fund’s predecessor, Max Appreciation Common Trust Fund, a common trust fund (the “Aggressive Allocation CTF”). The Aggressive Allocation CTF’s performance has been included for periods prior to January 1, 2006 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for Calendar Years Since Inception
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: ______%

Best Quarter	Worst Quarter

———%	———%

Aggressive Asset Allocation Fund

Aggressive Asset Allocation Fund - Institutional			Since
Shares,[1] Average Annual Total Returns as of			Inception
December 31, 2005	1 Year		(July 15, 2003)
Return Before Taxes	[____]	%	[____] %
Return After Taxes on Distribution	N/A		N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A		N/A
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	[____]	%	[____] %

[1]	Performance prior to January 1, 2006 is for the Fund’s predecessor, the Aggressive Allocation CTF, which was operated as a common trust fund. As a common trust fund, the Aggressive Allocation CTF was treated differently than the Fund for federal income tax purposes. For example, a common trust fund does not make distributions to its investors. As a result, after-tax returns are not presented.

[2]	The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks.

Aggressive Asset Allocation Fund
Fees and Expenses
The table below shows the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund. The expenses are shown as a percentage of its net assets.
Shareholder Fees
(fees paid directly from your investment)

Institutional
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

1	Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Institutional
Shares
Management fees	None
Distribution (Rule 12b-1) fees	None
Other expenses [1]	[___]	%
Total annual Fund operating expenses	[___]	%
Waivers/Reimbursements [2,3]	[___]	%
Net annual Fund operating expenses [2,3]	[___]	%

1	The Fund will indirectly pay a portion of the expenses of the Underlying Funds in which the Fund invests. “Other expenses” do not include these expenses, which range from [___]% to [___]% annually, as a percentage of such Underlying Funds’ average daily net assets. The Fund’s indirect expense from investing in Underlying Funds, based on its current allocations, is [___]%.

2	The investment adviser has contractually agreed to reimburse the Fund for “Other expenses” to the extent that “Total Annual Fund Operating Expenses” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.50% through January 1, 2009.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

Aggressive Asset Allocation Fund
Expense Example
This example is intended to help you compare the cost of investing in Institutional Class Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;
•	the average annual return was 5%;
•	the Fund’s assets are invested in accordance within its asset allocation ranges;
•	the Fund’s and Underlying Funds’ operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and
•	you redeemed all of your investment at the end of each time period.
     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional
Shares
1 Year	$	[___]
3 Years	$	[___]
5 Years	$	[___]
10 Years	$	[___]
The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

WILMINGTON MODERATE ASSET ALLOCATION FUND
Investment Objective
The Wilmington Moderate Asset Allocation Fund seeks long-term capital appreciation with current income. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
Investor Profile
Investors with a time horizon of 5 to 10 years and who want an asset allocation with substantial equity and fixed income components.
Principal Investment Strategies and Asset Allocation
The Fund seeks to achieve its investment objective by normally investing approximately 50%-75% of its assets in Underlying Equity Funds and approximately 25%-50% of its assets in Underlying Fixed Income Funds. The Fund’s fixed income component may include a money market component. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. Government securities, money market funds and cash or cash equivalents. The foregoing policies may be changed without shareholder approval.
Please see “Principal Investment Strategies and Principal Risks” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular Underlying Funds.
Principal Risks
Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:
•	Market Risk

•	Growth Investing Risk

•	Value Investing Risk

•	Small/Mid Cap Risk

•	Foreign Company Risk

•	Real Estate Securities Risk

•	Credit Risk

•	Interest Rate Risk

•	Prepayment Risk

•	Government Obligations Risk

•	High Yield Bond Risk

•	Preferred Stock Risk

•	Liquidity Risk
Please see “Investment Risks of the Underlying Funds” for a description of these principal risks and other risks associated with the Underlying Funds.

Moderate Asset Allocation Fund
Past Performance
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for one year and since inception, before and after taxes, compared with those of a blended index consisting of the weighted return of 60% S&P 500 Index and 40% Lehman Intermediate Government/Credit Index. This blended index represents a broad measure of market performance. The performance shown in the bar chart and performance table is the performance of the Fund’s predecessor, the Balanced Common Trust Fund, a common trust fund (the “Moderate Allocation CTF”). The Moderate Allocation CTF’s performance has been included for periods prior to January 1, 2006 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Moderate Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If Moderate Allocation CTF had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for Calendar Years Since Inception
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: ___%

Best Quarter	Worst Quarter
___%	___%

Moderate Asset Allocation Fund

Moderate Asset Allocation Fund - Institutional Shares[1]
Average Annual Total Returns as of December			Since Inception
31, 2005	1 Year		(July 13, 2003)
Return Before Taxes	[____]	%	[____]	%
Return After Taxes on Distributions	N/A		N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A		N/A
Blended Indices (reflects no deductions for fees, expenses or taxes)[2]	[____]	%	[____]	%

[1]	Performance prior to January 1, 2006 is for the Fund’s predecessor, the Moderate Allocation CTF, which was operated as a common trust fund. As a common trust fund, the Moderate Allocation CTF was treated differently than the Fund for federal income tax purposes. For example, a common trust fund does not make distributions to its investors. As a result, after-tax returns are not presented.

[2]	The Blended Indices are calculated by the investment adviser and represents the weighted return of 60% S&P 500 Index and 40% Lehman Intermediate Government/Credit Index. The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks. The Lehman Brothers U.S. Intermediate Government/Credit Index is a widely recognized, unmanaged index of U.S. Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and investment-grade corporate debt securities, each limited to a maturity of no more than ten years.

Moderate Asset Allocation Fund
Fees and Expenses
The table below shows the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund. The expenses are shown as a percentage of its net assets.
Shareholder Fees
(fees paid directly from your investment)

Institutional
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

[1]	Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Institutional
Shares
Management fees	None
Distribution (Rule 12b-1) fees	None
Other expenses [1]	[___]	%
Total annual Fund operating expenses	[___]	%
Waivers/Reimbursements [2,3]	[___]	%
Net annual Fund operating expenses [2,3]	[___]	%

1	The Fund will indirectly pay a portion of the expenses of the Underlying Funds in which the Fund invests. “Other expenses” do not include these expenses, which range from [___]% to [___]% annually, as a percentage of such Underlying Funds’ average daily net assets. The Fund’s indirect expense from investing in Underlying Funds, based on its current allocations, is [___]%.

2	The investment adviser has contractually agreed to reimburse the Fund for “Other expenses” to the extent that “Total Annual Fund Operating Expenses” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.50% through January 1, 2009.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

Moderate Asset Allocation Fund
Expense Example
This example is intended to help you compare the cost of investing in Institutional Class Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;
•	the average annual return was 5%;
•	the Fund’s assets are invested in accordance with its asset allocation ranges;
•	the Fund’s and Underlying Funds’ operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and
•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional
Shares
1 Year	$	[___]
3 Years	$	[___]
5 Years	$	[___]
10 Years	$	[___]
The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND
Investment Objective
The Wilmington Conservative Asset Allocation Fund seeks current income and preservation of capital. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
Investor Profile
Investors with a time horizon of 3 to 5 years who want a relatively conservative asset allocation.
Principal Investment Strategies and Asset Allocation
The Fund seeks to achieve its investment objective by normally investing approximately 50%-70% of its assets in Underlying Fixed Income Funds and approximately 30%-50% of its assets in Underlying Equity Funds. The Fund’s fixed income component may include a money market component. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. Government securities, money market funds and cash or cash equivalents. The foregoing policies may be changed without shareholder approval.
Please see “Principal Investment Principal Risks” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular Underlying Funds.
Principal Risks
Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:
•	Credit Risk

•	Foreign Company Risk

•	Government Obligations Risk

•	Growth Investing Risk

•	High Yield Bond Risk

•	Interest Rate Risk

•	Liquidity Risk

•	Market Risk

•	Preferred Stock Risk

•	Prepayment Risk

•	Real Estate Securities Risk

•	Small/Mid Cap Risk

•	Value Investing Risk

Please see “Investment Risks of the Underlying Funds” for a description of these principal risks and other risks associated with the Underlying Funds.

Conservative Asset Allocation Fund
Past Performance
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for one year and since inception, before and after taxes, compared with those of a blended index consisting of the weighted return of 40% S&P 500 Index and 60% Lehman Intermediate Government/Credit Index. This blended index represents a broad measure of market performance. The performance shown in the bar chart and performance table is the performance of the Fund’s predecessor, Growth & Income Common Trust Fund , a common trust fund (the “Growth and Income CTF”). The Growth and Income CTF’s performance has been included for periods prior to January 1, 2006 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). Growth and Income CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If Growth and Income CTF had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for Calendar Years Since Inception
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: ___%

Best Quarter	Worst Quarter
___%	___%

Conservative Asset Allocation Fund

Since
Conservative Asset Allocation Fund - Institutional Shares[1]			Inception
Average Annual Total Returns as of December			(September 1,
31, 2005	1 Year		2003)
Return Before Taxes	[___]	%	[___] %
Return After Taxes on Distributions	N/A		N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A		N/A
Blended Indices (reflects no deductions for fees, expenses or taxes)[2]	[___]	%	[___] %

[1]	Performance prior to January 1, 2006 is for the Fund’s predecessor, the Growth and Income CTF, which was operated as a common trust fund. As a common trust fund, the Growth and Income CTF was treated differently than the Fund for federal income tax purposes. For example, a common trust fund does not make distributions to its investors. As a result, after-tax returns are not presented.

[2]	The Blended Indices are calculated by the investment adviser and figure represents the weighted return of 40% S&P 500 Index and 60% Lehman Intermediate Government/Credit Index. The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks. The Lehman Brothers U.S. Intermediate Government/Credit Index, a widely recognized, unmanaged index of U.S. Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities, each limited to a maturity of no more than ten years.

Conservative Asset Allocation Fund
Fees and Expenses
The table below shows the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund. The expenses are shown as a percentage of its net assets.
Shareholder Fees
(fees paid directly from your investment)

Institutional
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

[1]	Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Institutional
Shares
Management fees	None
Distribution (Rule 12b-1) fees	None
Other expenses [1]	[___]	%
Total annual Fund operating expenses	[___]	%
Waivers/Reimbursements [2,3]	[___]	%
Net annual Fund operating expenses [2,3]	[___]	%

1	The Fund will indirectly pay a portion of the expenses of the Underlying Funds in which the Fund invests. “Other expenses” do not include these expenses, which range from [___]% to [___]% annually, as a percentage of such Underlying Funds’ average daily net assets. The Fund’s indirect expense from investing in Underlying Funds, based on its current allocations, is [___]%.

2	The investment adviser has contractually agreed to reimburse the Fund for “Other expenses” to the extent that “Total Annual Fund Operating Expenses” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.50% through January 1, 2009.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

Conservative Asset Allocation Fund
Expense Example
This example is intended to help you compare the cost of investing in Institutional Class Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;
•	the average annual return was 5%;
•	the Fund’s assets are invested in accordance with its asset allocation ranges;
•	the Fund’s and Underlying Funds’ operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and
•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional
Shares
1 Year	$	[___]
3 Years	$	[___]
5 Years	$	[___]
10 Years	$	[___]
The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT STRATEGIES AND
RISKS OF THE UNDERLYING FUNDS
Information about the Funds’ principal investment objectives, primary investment strategies and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investment strategies and risks pertinent to the Underlying Funds. The list of Underlying Funds may change from time to time as funds are created, cease operations or are reorganized.
Additional information about the investment practices of the Funds and Underlying Funds and risks pertinent to these practices is included in the Statement of Additional Information (“SAI”).
Investment Strategies of the Underlying Funds
The following table summarizes the investment objectives and primary investments of the Wilmington Funds that may be used as Underlying Funds in each asset category.
For a complete description of these Underlying Funds, please see the Underlying Fund prospectuses, which are available without charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

Underlying Equity Funds	Investment Objective	Primary Investments
Wilmington Multi-Manager International	long-term capital appreciation	foreign stocks
Wilmington Multi-Manager Large-Cap	long-term capital appreciation	large-cap stocks
Wilmington Multi-Manager Mid-Cap	long-term capital appreciation	mid-cap stocks
Wilmington Multi-Manager Small-Cap	long-term capital appreciation	small-cap stocks

Underlying Fixed Income Funds	Investment Objective	Primary Investments
Wilmington Broad Market Bond	high total return/high current income	investment grade bonds
Wilmington Short/Intermediate-Term Bond	high total return/high current income	investment grade bonds
Wilmington Short-Term Bond	capital preservation and current income	investment grade bonds

Underlying Real Asset Fund	Investment Objective	Primary Investments
Wilmington Multi-Manager Real Asset	long-term preservation of capital with current income	Real estate-related securities; TIPS; and commodity/natural resource-related securities

Underlying Money Market Fund	Investment Objective	Primary Investments
Wilmington Prime Money Market	capital preservation, liquidity and current income	money market instruments
In addition to purchasing the securities listed in the table above under ‘‘Primary Investments,’’ some or all of the Underlying Funds may to varying extents: borrow money; lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Funds are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds.
For cash management purposes, the Underlying Funds may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper).
Certain Underlying Funds may engage in frequent trading of portfolio securities to achieve their principal investment strategies. Such frequent trading activity may cause a greater proportion of dividends paid out by a Fund to be characterized as ordinary income which is taxed at a higher rate than long term capital gains which may have the effect of lowering overall performance.
Additional Underlying Funds
In addition to the Underlying Funds listed above, the Fund may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Adviser and without shareholder approval.
Principal Investment Risks of the Underlying Funds
The following principal risks are associated with investments in the Underlying Funds and, indirectly, with your investment in a Fund. Each Underlying Fund may be subject to additional risks other than those described below because the types of investments made by an Underlying Fund can change over time. For a further description of the risks associated with the Underlying Funds, please see the Underlying Fund prospectuses, which are available without charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. The summary is not intended to be exhaustive. For additional descriptions of these risks and the securities and investment techniques used by an Underlying Fund, please refer to the SAI.
•	Credit Risk: The risk that the issuer of a security or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.
•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates can affect the net asset value of an Underlying Fund.

•	Derivatives Risk: Some Underlying Funds’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments and each type of derivative may pose its own special risks.
•	Foreign Company Risk: Investments in foreign companies involve risks relating to political, economic, regulatory or social instability, military action or unrest or diplomatic developments and may be affected by actions of foreign governments adverse to the interests of U.S. investors.
•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.
•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.
•	High Yield Bond Risk: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default or changes in the market’s psychology.
•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by an Underlying Fund will vary with changes in interest rates.
•	IPO Risk: An Underlying Fund may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. An Underlying Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of an Underlying Fund’s portfolio as the Underlying Fund’s assets increase (and thus have a more limited effect on performance).
•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.
•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Multi-Manager Risk: The investment styles employed by sub-advisers of the Underlying Funds may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in an Underlying Fund indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to an Underlying Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from an Underlying Fund’s realization of capital gains.
•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
•	Preferred Stock Risk: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.
•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
•	Real Estate Securities Risk: Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which an Underlying Fund invests.
In addition, REITs are not diversified by industry and, therefore, their value may fluctuate more widely and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, an Underlying Fund will bear a proportionate share of the expenses in addition to those expenses of such Underlying Fund.
In addition, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than and perform differently from, larger, more established companies. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the price of the shares than is the case with larger company shares.
•	Small-Cap/Mid-Cap Risk: Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.
•	Valuation Risk: The risk that an Underlying Fund has valued certain of its securities at a higher price than it can sell them.
•	Value Investing Risk: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

MANAGEMENT OF THE FUNDS
The Board of Trustees of WT Mutual Fund (the “Trust”), the investment company of which the Funds are series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.
Investment Adviser
Rodney Square Management Corporation (“RSMC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Funds and the Underlying Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Funds’ investment adviser, RSMC has overall responsibility for directing their investments. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, is responsible for the day-to-day management of the Funds and also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM.
As of ___, 2006, RSMC had $[___] billion in assets under management. The Funds do not directly pay an advisory fee to RSMC or WTIM. Instead, the Funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Underlying Funds.
Fund Managers
The day-to-day management of the Funds is the responsibility of a group of WTIM investment professionals, who determine each Fund’s asset allocations based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals (“Fund Managers”) at RSMC and WTIM who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities. The senior members of the Fund’s management team who are jointly and primarily responsible for the Funds’ day-to-day management are set forth below.
Robert E. Reiser is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust’s asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.

R. Samuel Fraundorf, CFA, CPA has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC, and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust’s investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).
Adrian Cronje, Ph.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
The Funds’ SAI provides additional information about each Fund Manager’s compensation, other accounts managed by each Fund Manager and each Fund Manager’s ownership of securities in the Funds.

SERVICE PROVIDERS
The chart below provides information on the Funds’ primary service providers.
| | | | Asset Shareholder Management Services —— — Transfer Agent PFPC Inc. 760 Moore Road King of Prussia, PA 19406 Investment Adviser and Administrator Handles certain Rodney Square Management Corp. shareholder services, 1100 North Market Street including recordkeeping Wilmington, DE 19890 and statements, payment Manages each Fund’s investment activities and of distributions and oversees Fund administration and other service processing of buy and providers. sell requests. —— — WT MUTUAL FUND Wilmington Aggressive Asset Allocation Fund Wilmington Moderate Asset Allocation Fund Wilmington Conservative Asset Allocation Fund — Fund Fund Asset Operations Safe Keeping —— — Custodian Wilmington Trust Company Administrator and 1100 North Market Street Accounting Agent Wilmington, DE 19890 PFPC Inc. Holds each Fund’s 301 Bellevue Parkway assets, settles all Wilmington, DE 19809 portfolio trades and Provides facilities, equipment and personnel to collects most of the carry out administrative services related to each valuation data required Fund and calculates each Fund’s NAV and for calculating each distributions. Fund’s NAV per share. —— — Distribution — Distributor Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406 Distributes the Funds’ Shares. —

SHAREHOLDER INFORMATION
Pricing of Fund Shares
The price of each Fund’s shares is based on its net asset value (“NAV”). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. With respect to any portion of a Fund’s assets that is invested in one or more Underlying Funds, a Fund’s NAV is calculated based upon the NAVs of those Underlying Funds. (Please refer to the Underlying Funds’ prospectuses for a description of how securities of the Underlying Funds are valued.) Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict or (iv) significant domestic or foreign market fluctuations. This policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to these procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.
PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
Purchase of Shares
Institutional Class Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment amount for Institutional Class Shares is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of

RMSC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.
You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Asset Allocation Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Asset Allocation Funds	Wilmington Asset Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.
Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Redemption of Shares
You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Fund.
Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing”. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Because certain of the Underlying Funds invest significantly in foreign securities traded on markets which close prior to when such Underlying Fund determines its net asset value, market timing can cause dilution in the value of such Underlying Fund’s shares held by other shareholders, including the Fund. This occurs when market timers attempt to trade shares of the Underlying Fund when the net asset value of the Underlying Fund does reflect the value of the underlying portfolio securities. While each of the Underlying Funds has procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “PRICING OF SHARES” for more information. Also, because some of the Underlying Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Underlying Fund’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of the Underlying Funds shares held by long-term investors. Short-term trading in such small-cap Underlying Funds may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
There is no guarantee that the Funds, the Underlying Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Funds, the Underlying Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Funds, the Underlying Funds or their agents regarding underlying beneficial owners of each of their shares.
By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature, and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Asset Allocation Funds	Wilmington Asset Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
Small Accounts:
If the value of your investment in a Fund falls below the $50,000, you may be asked to increase your balance. If after 60 days the account value is still below $50,000, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
For additional information on other ways to redeem shares, please refer to the Funds’ SAI.
Exchange of Shares
You may exchange all or a portion of your Institutional Class Shares in a Fund for Institutional Class Shares of the following Wilmington Funds:
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund

Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/ Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance requirement has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder’s account for Institutional Class Shares.
Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are exchanged within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.
Prospectuses for Institutional Class Shares of the other Wilmington Funds may be obtained free of charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.

Distributions
Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
Taxes
As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. A Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.
A Fund’s distributions of a net long-term capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your Fund shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Professional Funds Distributor, LLC manages the Funds’ distribution efforts, and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
Share Classes
The Funds issue Institutional and Class A Shares. Each class of shares bears a pro-rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase

Class A Shares.

FOR MORE INFORMATION
FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
Copies of these documents, when available, and answers to questions about the Funds may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time
The Funds’ SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.
The investment company registration number is 811-08648.

WILMINGTON ASSET ALLOCATION FUNDS
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
of WT Mutual Fund
Class A Shares
PROSPECTUS DATED                     , 2006
This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that these Funds:
•	are not bank deposits

•	are not obligations of or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)
Class A Shares of the Funds are offered with a front-end sales charge except for certain persons eligible to purchase Class A Shares at Net Asset Value. See “Sales Charge Reductions and Waivers.”
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

INTRODUCTION

PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

Investment Objective
Principal Investment Strategies and Asset Allocation
Principal Risks
Past Performance
Fees and Expenses
Expense Example

WILMINGTON MODERATE ASSET ALLOCATION FUND

Investment Objective
Principal Investment Strategies and Asset Allocation
Principal Risks
Past Performance
Fees and Expenses
Expense Example

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

Investment Objective
Principal Investment Strategies and Asset Allocation
Principal Risks
Past Performance
Fees and Expenses
Expense Example

INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

Investment Strategies of the Underlying Funds
Additional Underlying Funds
Principal Investment Risks of the Underlying Funds

MANAGEMENT OF THE FUNDS

Investment Adviser
Fund Managers
Service Providers

-i-

SHAREHOLDER INFORMATION

Pricing of Shares
Purchase of Shares
Front-End Sales Charge
Redemption of Shares
Exchange of Shares
Distributions
Taxes

DISTRIBUTION ARRANGEMENTS

Distribution Fees
Sub-Transfer Agency Fees
Additional Payments
Share Classes

FOR MORE INFORMATION

-ii-

WILMINGTON ASSET ALLOCATION FUNDS
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
This Prospectus discusses the Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and the Wilmington Conservative Asset Allocation Fund (each a “Fund” and collectively referred to as the “Funds”), each a series of WT Mutual Fund, a Delaware statutory trust (the “Trust”), which is a series mutual fund with 27 different series (the “Wilmington Funds”).
Each Fund is advised by Rodney Square Management Corporation (the “Adviser” or “RSMC”) and sub-advised by Wilmington Trust Investment Management, LLC (“WTIM”). Each Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in other Wilmington Funds (the “Underlying Funds”) and U.S. Government securities.1 The Underlying Funds are described and offered for direct investment in separate prospectuses. Each Fund is designed for investors with a particular time horizon or risk profile and invests in a distinct mix of Underlying Funds. The Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund and Wilmington Short-Term Bond Fund adhere to a fixed income strategy (“Underlying Fixed Income Funds”). Each of the other Underlying Funds adheres to an equity focused strategy (“Underlying Equity Funds”).

[1]	The Funds currently invest solely in other investment companies within the Wilmington Funds investment complex, government securities and cash equivalents. The Securities and Exchange Commission (“SEC”) has adopted a rule that allows the Funds to invest in underlying funds that are managed by RSMC and its affiliates or managed by an investment adviser not associated with RSMC.

PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
Principal Investment Strategies. The Adviser uses a two-stage process to create an investment portfolio for a Fund. The first stage is a strategic asset allocation to determine the percentage of each Fund’s investable assets to be invested in broad asset classes—Equity, Fixed Income and “Real Return” assets. The Adviser determines, monitors and may periodically adjust asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. The following table illustrates the range of each Fund’s allocation among asset classes (the allocations and/or actual holdings will vary from time to time):

	Aggressive Asset	Moderate Asset	Conservative Asset
	Allocation Fund	Allocation Fund	Allocation Fund
Risk Profile	Aggressive/Growth	Moderate/Growth & Income	Conservative/Income
U.S. Equity	25% - 65%	15% - 55%	10% - 40%
International Equity	15% - 55%	10% - 50%	5% - 30%
Fixed Income	0% - 20%	10% - 40%	40% - 80%
Real Return Assets*	0% - 25%	0% - 25%	0% - 20%

*	“Real Return” assets include inflation-linked bonds, securities of real estate companies and investment trusts, and commodity related securities.

The second stage involves the selection of Underlying Funds to represent the equity and fixed income asset classes and the determination of weightings among the Underlying Funds for each Fund. A Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. For cash management purposes each Fund may hold a portion of its assets in U.S. Government securities, cash or cash equivalents. The Fund may also invest in Underlying Funds that are money market funds. The Underlying Funds use a broad array of investment styles. The Underlying Funds can buy many types of equity and debt securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, U.S. Government and agency bonds, mortgage-backed and asset-backed securities and money market instruments. These securities are mainly issued by U.S. issuers but may be issued by foreign issuers. There are certain risk factors associated with each of these securities that could affect the performance of the Underlying Funds, which could, in turn, adversely affect the performance of a Fund. Please see “Investment Strategies and Risks of the Underlying Funds” for a description of the principal risks associated with the Underlying Funds.
The Adviser monitors each Fund’s holdings daily to ensure that both the Underlying Funds selected and the actual allocations among the Underlying Funds continue to conform to the Fund’s asset class allocations over time. The Adviser may rebalance each Fund’s investments in the Underlying Funds, as it deems appropriate, to bring the Fund back within the asset class allocations. The Adviser may change the asset class allocations or the Underlying Funds or the weightings without prior approval from shareholders.
Each Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”), which are notes and bonds issued by the U.S. Government whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government.
In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. Government securities (including TIPS), money market funds, cash or cash equivalents. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.
Principal Risks. The following is a list of certain risks that may apply to your investment in a Fund.

•	Asset Allocation. A Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated among the Underlying Funds. There is a risk that the Adviser’s evaluations and assumptions regarding a Fund’s broad asset classes or the Underlying Funds in which a Fund invests may be inappropriate based on actual market conditions. There is a risk that a Fund will vary from the intended weightings in the Underlying Funds due to factors such as market fluctuations. There can be no assurance that the Underlying Funds will achieve their investment objectives and the performance of the Underlying Funds may be lower than that of the asset class that they were selected to represent.

•	Concentration Risk. In connection with the asset allocation process, a Fund may from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that a Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund.

•	“Fund of Funds” Structure and Expenses. The term “fund of funds” is used to describe mutual funds, such as the Funds, that pursue their investment objective by investing in other mutual funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests, in addition to a Fund’s direct fees and expenses. Your cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Underlying Funds may change their investment objective or policies without the approval of a Fund. If that were to occur, the Fund might be forced to withdraw its investment from the Underlying Fund at a time that is unfavorable to the Fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•	Investment in Affiliated Underlying Funds. The Adviser has the ability to select and substitute the Underlying Funds in which the Fund invests and may be subject to potential conflicts of interest in selecting Underlying Funds because it may receive higher fees from certain Underlying Funds than others. However, as a fiduciary to each Fund, the Adviser is required to act in each Fund’s best interest when selecting Underlying Funds.

•	Not Insured-You Could Lose Money. An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the securities in which a Fund invests will increase in value.

•	NAV Will Fluctuate. A Fund’s share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
Investment Objective
The Wilmington Aggressive Asset Allocation Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
Investor Profile
Investors with a long-term time horizon (10 years or longer) who want an aggressive asset allocation approach to investing.
Principal Investment Strategies and Asset Allocation
The Fund seeks to achieve its investment objective by normally investing approximately 80%-100% of its assets in Underlying Equity Funds and approximately 0%-20% of its assets in Underlying Fixed Income Funds. The Fund’s fixed income component may include a money market component. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. Government securities, money market funds and cash or cash equivalents. The foregoing policies may be changed without shareholder approval.
Please see “Principal Investment Strategies and Principal Risks” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular Underlying Funds.
Principal Risks
Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:

•	Credit Risk

•	Foreign Company Risk

•	Government Obligations Risk

•	Growth Investing Risk

•	High Yields Bond Risk

•	Interest Rate Risk

•	Liquidity Risk

•	Market Risk

•	Preferred Stock Risk

•	Prepayment Risk

•	Real Estate Securities Risk

•	Small /Mid Cap Risk

•	Value Investing Risk

Please see “Investment Risks of the Underlying Funds” for a description of these principal risks and other risks associated with the Underlying Funds.

Aggressive Asset Allocation Fund
Past Performance
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for one year and since inception, before and after taxes, compared with those of the S&P 500 Index, a broad measure of market performance. The performance shown in the bar chart and performance table is the performance of the Fund’s predecessor, Max Appreciation Common Trust Fund, a common trust fund (the “Aggressive Allocation CTF”). The Aggressive Allocation CTF’s performance has been included for periods prior to January 1, 2006 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for Calendar Years Since Inception
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: ___%

Best Quarter	Worst Quarter

___%	___%

Aggressive Asset Allocation Fund

Since
Aggressive Asset Allocation Fund - Class A Shares[1]			Inception
Average Annual Total Returns as of December 31, 2005	1 Year		(July 15, 2003)
Return Before Taxes	[____]	%	[____] %
Return After Taxes on Distributions	N/A		N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A		N/A
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	[____]	%	[____] %

[1]	Performance prior to January 1, 2006 is for the Fund’s predecessor, the Aggressive Allocation CTF, which was operated as a common trust fund. As a common trust fund, the Aggressive Allocation CTF was treated differently than the Fund for federal income tax purposes. For example, a common trust fund does not make distributions to its investors. As a result, after-tax returns are not presented.

[2]	The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks.

Aggressive Asset Allocation Fund
Fees and Expenses
The table below shows the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. The expenses are shown as a percentage of its net assets.
Shareholder Fees
(fees paid directly from your investment)

Class A
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) [1]	3.50%
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[2]	1.00%
Exchange fee[2]	1.00%

[1]	Lower front-end sales charges for Class A Shares may be available with the purchase of $100,000 or more. See “Front-End Sales Charge” for additional information.

[2]	Class A Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Class A
Shares
Management fees	None
Distribution (Rule 12b-1) fees	None
Other expenses [1]	[___]	%
Total annual Fund operating expenses	[___]	%
Waivers/Reimbursements [2,3]	[___]	%
Net annual Fund operating expenses [2,3]	[___]	%

1	The Fund will indirectly pay a portion of the expenses of the Underlying Funds in which the Fund invests. “Other expenses” do not include these expenses, which range from [___]% to [___]% annually, as a percentage of such Underlying Funds’ average daily net assets. The Fund’s indirect expense from investing in Underlying Funds, based on its current allocations, is [___]%.

2	The investment adviser has contractually agreed to reimburse the Fund for “Other expenses” to the extent that “Total Annual Fund Operating Expenses” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.50% through January 1, 2009.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

Aggressive Asset Allocation Fund
Expense Example
This example is intended to help you compare the cost of investing in Class A Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s assets are invested in accordance within its asset allocation ranges;

•	the Fund’s and Underlying Funds’ operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Class A
Shares
1 Year	$	[___]
3 Years	$	[___]
5 Years	$	[___]
10 Years	$	[___]
The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

WILMINGTON MODERATE ASSET ALLOCATION FUND
Investment Objective
The Wilmington Moderate Asset Allocation Fund seeks long-term capital appreciation with current income. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
Investor Profile
Investors with a time horizon of 5 to 10 years and who want an asset allocation with substantial equity and fixed income components.
Principal Investment Strategies and Asset Allocation
The Fund seeks to achieve its investment objective by normally investing approximately 50%-75% of its assets in Underlying Equity Funds and approximately 25%-50% of its assets in Underlying Fixed Income Funds. The Fund’s fixed income component may include a money market component. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. Government securities, money market funds and cash or cash equivalents. The foregoing policies may be changed without shareholder approval.
Please see “Principal Investment Strategies and Principal Risks” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular Underlying Funds.
Principal Risks
Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:

•	Credit Risk

•	Foreign Company Risk

•	Government Obligations Risk

•	Growth Investing Risk

•	High Yield Bond Risk

•	Interest Rate Risk

•	Liquidity Risk

•	Market Risk

•	Preferred Stock Risk

•	Prepayment Risk

•	Real Estate Securities Risk

•	Small/Mid Cap Risk

•	Value Investing Risk

Please see “Investment Risks of the Underlying Funds” for a description of these principal risks and other risks associated with the Underlying Funds.

Moderate Asset Allocation Fund
Past Performance
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for one year and since inception, before and after taxes, compared with those of a blended index consisting of the weighted return of 60% S&P 500 Index and 40% Lehman Intermediate Government/Credit Index. This blended index represents a broad measure of market performance. The performance shown in the bar chart and performance table is the performance of the Fund’s predecessor, the Balanced Common Trust Fund, a common trust fund (the “Moderate Allocation CTF”). The Moderate Allocation CTF’s performance has been included for periods prior to January 1, 2006 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Moderate Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If Moderate Allocation CTF had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for Calendar Years Since Inception
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: ___%

Best Quarter	Worst Quarter

___%	___%

Moderate Asset Allocation Fund

Moderate Asset Allocation Fund - Class A Shares[1]			Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year		(July 13, 2003)
Return Before Taxes	[____]	%	[____]	%
Return After Taxes on Distributions	N/A		N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A		N/A
Blended Indices (reflects no deductions for fees, expenses or taxes)[2]	[____]	%	[____]	%

[1]	Performance prior to January 1, 2006 is for the Fund’s predecessor, the Moderate Allocation CTF, which was operated as a common trust fund. As a common trust fund, the Moderate Allocation CTF was treated differently than the Fund for federal income tax purposes. For example, a common trust fund does not make distributions to its investors. As a result, after-tax returns are not presented.

[2]	The Blended Indices are calculated by the investment adviser and represents the weighted return of 60% S&P 500 Index and 40% Lehman Intermediate Government/Credit Index. The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks. The Lehman Brothers U.S. Intermediate Government/Credit Index is a widely recognized, unmanaged index of U.S. Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and investment-grade corporate debt securities, each limited to a maturity of no more than ten years.

Moderate Asset Allocation Fund
Fees and Expenses
The table below shows the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. The expenses are shown as a percentage of its net assets.
Shareholder Fees
(fees paid directly from your investment)

Class A
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) [1]	3.50%
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[2]	1.00%
Exchange fee[2]	1.00%

[1]	Lower front-end sales charges for Class A Shares may be available with the purchase of $100,000 or more. See “Front-End Sales Charge” for additional information.

[2]	Class A Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Class A
Shares
Management fees	None
Distribution (Rule 12b-1) fees	0.25%
Other expenses [1]	[___]	%
Total annual Fund operating expenses	[___]	%
Waivers/Reimbursements [2,3]	[___]	%
Net annual Fund operating expenses [2,3]	[___]	%

1	The Fund will indirectly pay a portion of the expenses of the Underlying Funds in which the Fund invests. “Other expenses” do not include these expenses, which range from [___]% to [___]% annually, as a percentage of such Underlying Funds’ average daily net assets. The Fund’s estimated indirect expense from investing in Underlying Funds, based on its current allocations, is [___]%.

2	The investment adviser has contractually agreed to reimburse the Fund for “Other expenses” to the extent that “Total Annual Fund Operating Expenses” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.50% through January 1, 2009.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

Moderate Asset Allocation Fund
Expense Example
This example is intended to help you compare the cost of investing in Class A Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s assets are invested in accordance with its asset allocation ranges;

•	the Fund’s and Underlying Funds’ operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Class A
Shares
1 Year	$	[___]
3 Years	$	[___]
5 Years	$	[___]
10 Years	$	[___]
The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND
Investment Objective
The Wilmington Conservative Asset Allocation Fund seeks current income and preservation of capital. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
Investor Profile
Investors with a time horizon of 3 to 5 years who want a relatively conservative asset allocation.
Principal Investment Strategies and Asset Allocation
The Fund seeks to achieve its investment objective by normally investing approximately 50%-70% of its assets in Underlying Fixed Income Funds and approximately 30%-50% of its assets in Underlying Equity Funds. The Fund’s fixed income component may include a money market component. For cash management purposes, the Fund may hold a portion of its assets directly in U.S. Government securities, money market funds and cash or cash equivalents. The foregoing policies may be changed without shareholder approval.
Please see “Principal Investment Strategies and Principal Risks” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular Underlying Funds.
Principal Risks
Among the principal risks of the Underlying Funds, which could adversely affect the performance of the Fund, are:
•	Credit Risk

•	Foreign Company Risk

•	Government Obligations Risk

•	Growth Investing Risk

•	High Yield Bond Risk

•	Interest Rate Risk

•	Liquidity Risk

•	Market Risk

•	Preferred Stock Risk

•	Prepayment Risk

•	Real Estate Securities Risk

•	Small/Mid Cap Risk

•	Value Investing Risk

Please see “Investment Risks of the Underlying Funds” for a description of these principal risks and other risks associated with the Underlying Funds.

Conservative Asset Allocation Fund
Past Performance
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for one year and since inception, before and after taxes, compared with those of a blended index consisting of the weighted return of 40% S&P 500 Index and 60% Lehman Intermediate Government/Credit Index. This blended index represents a broad measure of market performance. The performance shown in the bar chart and performance table is the performance of the Fund’s predecessor, Growth & Income Common Trust Fund, a common trust fund (the “Growth and Income CTF”). The Growth and Income CTF’s performance has been included for periods prior to January 1, 2006 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). Growth and Income CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If Growth and Income CTF had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for Calendar Years Since Inception
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: ___%

Best Quarter	Worst Quarter

___%	___%

Conservative Asset Allocation Fund

Since
Inception
Conservative Asset Allocation Fund - Class A Shares[1]			(September
Average Annual Total Returns as of December 31, 2005	1 Year		1, 2003)
Return Before Taxes	[___]	%	[___] %
Return After Taxes on Distributions	N/A		N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A		N/A
Blended Indices (reflects no deductions for fees, expenses or taxes)[2]	[___]	%	[___] %

[1]	Performance prior to January 1, 2006 is for the Fund’s predecessor, the Growth and Income CTF, which was operated as a common trust fund. As a common trust fund, the Growth and Income CTF was treated differently than the Fund for federal income tax purposes. For example, a common trust fund does not make distributions to its investors. As a result, after-tax returns are not presented.

[2]	The Blended Indices are calculated by the investment adviser and represents the weighted return of 40% S&P 500 Index and 60% Lehman Intermediate Government/Credit Index. The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks. The Lehman Brothers U.S. Intermediate Government/Credit Index is a widely recognized, unmanaged index of U.S. Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and investment-grade corporate debt securities, each limited to a maturity of no more than ten years.

Conservative Asset Allocation Fund
Fees and Expenses
The table below shows the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. The expenses are shown as a percentage of its net assets.
Shareholder Fees
(fees paid directly from your investment)

Class A
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1]	3.50%
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[2]	1.00%
Exchange fee[2]	1.00%

[1]	Lower front-end sales charges for Class A Shares may be available with the purchase of $100,000 or more. See “Front-End Sales Charge” for additional information.

[2]	Class A Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Class A
Shares
Management fees	None
Distribution (Rule 12b-1) fees	0.25%
Other expenses [1]	[___]	%
Total annual Fund operating expenses	[___]	%
Waivers/Reimbursements [2,3]	[___]	%
Net annual Fund operating expenses [2,3]	[___]	%

1	The Fund will indirectly pay a portion of the expenses of the Underlying Funds in which the Fund invests. “Other expenses” do not include these expenses, which range from [___]% to [___]% annually, as a percentage of such Underlying Funds’ average daily net assets. The Fund’s indirect expense from investing in Underlying Funds, based on its current allocations, is [___]%.

2	The investment adviser has contractually agreed to reimburse the Fund for “Other expenses” to the extent that “Total Annual Fund Operating Expenses” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.50% through January 1, 2009.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

Conservative Asset Allocation Fund
Expense Example
This example is intended to help you compare the cost of investing in Class A Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s assets are invested in accordance with its asset allocation ranges;

•	the Fund’s and Underlying Funds’ operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Class A
Shares
1 Year	$	[___]
3 Years	$	[___]
5 Years	$	[___]
10 Years	$	[___]
The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT STRATEGIES AND
RISKS OF THE UNDERLYING FUNDS
Information about the Funds’ principal investment objectives, primary investment strategies and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investment strategies and risks pertinent to the Underlying Funds. The list of Underlying Funds may change from time to time as funds are created, cease operations or are reorganized.
Additional information about the investment practices of the Funds and Underlying Funds and risks pertinent to these practices is included in the Statement of Additional Information (“SAI”).
Investment Strategies of the Underlying Funds
The following table summarizes the investment objectives and primary investments of the Wilmington Funds that may be used as Underlying Funds in each asset category.
For a complete description of these Underlying Funds, please see the Underlying Fund prospectuses, which are available without charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

Underlying Equity Funds	Investment Objective	Primary Investments
Wilmington Multi-Manager International	long-term capital appreciation	foreign stocks
Wilmington Multi-Manager Large-Cap	long-term capital appreciation	large-cap stocks
Wilmington Multi-Manager Mid-Cap	long-term capital appreciation	mid-cap stocks
Wilmington Multi-Manager Small-Cap	long-term capital appreciation	small-cap stocks

Underlying Fixed Income Funds	Investment Objective	Primary Investments
Wilmington Broad Market Bond	high total return/high current income	investment grade bonds
Wilmington Short/Intermediate-Term Bond	high total return/high current income	investment grade bonds
Wilmington Short-Term Bond	capital preservation and current income	investment grade bonds

Underlying Real Asset Fund	Investment Objective	Primary Investments
Wilmington Multi-Manager Real Asset	long-term preservation of capital with current income	Real estate-related securities; TIPS; and commodity/natural resource-related securities

Underlying Money Market Fund	Investment Objective	Primary Investments
Wilmington Prime Money Market	capital preservation, liquidity and current income	money market instruments
In addition to purchasing the securities listed in the table above under ‘‘Primary Investments,’’ some or all of the Underlying Funds may to varying extents: borrow money; lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Funds are indirectly subject to some or all of these risks to varying degrees because they invest all of their assets in the Underlying Funds.
For cash management purposes, the Underlying Funds may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper).
Certain Underlying Funds may engage in frequent trading of portfolio securities to achieve their principal investment strategies. Such frequent trading activity may cause a greater proportion of dividends paid out by a Fund to be characterized as ordinary income which is taxed at a higher rate than long term capital gains which may have the effect of lowering overall performance.
Additional Underlying Funds
In addition to the Underlying Funds listed above, the Fund may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Adviser and without shareholder approval.
Principal Investment Risks of the Underlying Funds
The following principal risks are associated with investments in the Underlying Funds and, indirectly, with your investment in a Fund. Each Underlying Fund may be subject to additional risks other than those described below because the types of investments made by an Underlying Fund can change over time. For a further description of the risks associated with the Underlying Funds, please see the Underlying Fund prospectuses, which are available without charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. The summary is not intended to be exhaustive. For additional descriptions of these risks and the securities and investment techniques used by an Underlying Fund, please refer to the SAI.
•	Credit Risk: The risk that the issuer of a security or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates can affect the net asset value of an Underlying Fund.

•	Derivatives Risk: Some Underlying Funds’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments and each type of derivative may pose its own special risks.

•	Foreign Company Risk: Investments in foreign companies involve risks relating to political, economic, regulatory or social instability, military action or unrest or diplomatic developments and may be affected by actions of foreign governments adverse to the interests of U.S. investors.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	High Yield Bond Risk: High yield bonds are subject to the following risks normally associated with investing in fixed-income securities: credit risk, interest rate risk, leverage risk, liquidity risk and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed-income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default or changes in the market’s psychology.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by an Underlying Fund will vary with changes in interest rates.

•	IPO Risk: An Underlying Fund may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. An Underlying Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of an Underlying Fund’s portfolio as the Underlying Fund’s assets increase (and thus have a more limited effect on performance).

•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers of the Underlying Funds may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in an Underlying Fund indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to an Underlying Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from an Underlying Fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Preferred Stock Risk: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Real Estate Securities Risk: Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which an Underlying Fund invests.

In addition, REITs are not diversified by industry and, therefore, their value may fluctuate more widely and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, an Underlying Fund will bear a proportionate share of the expenses in addition to those expenses of such Underlying Fund.

In addition, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than and perform differently from, larger, more established companies. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the price of the shares than is the case with larger company shares.

•	Small-Cap/Mid-Cap Risk: Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

•	Valuation Risk: The risk that an Underlying Fund has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

MANAGEMENT OF THE FUNDS
The Board of Trustees of WT Mutual Fund (the “Trust”), the investment company of which the Funds are series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.
Investment Adviser
Rodney Square Management Corporation (“RSMC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Funds and the Underlying Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Funds’ investment adviser, RSMC has overall responsibility for directing their investments. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, is responsible for the day-to-day management of Funds and also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM.
As of ___, 2006, RSMC had $[___] billion in assets under management. The Funds do not directly pay an advisory fee to RSMC or WTIM. Instead, the Funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Underlying Funds.
Fund Managers
The day-to-day management of the Funds is the responsibility of a group of WTIM investment professionals, who determine each Fund’s asset allocations, based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals (“Fund Managers”) at RSMC and WTIM who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities. The senior members of the Funds’ management team who are jointly and primarily responsible for the Funds’ day-to-day management are set forth below.
Robert E. Reiser is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust’s asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.

R. Samuel Fraundorf, CFA, CPA has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC, and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust’s investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).
Adrian Cronje, Ph.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
The Funds’ SAI provides additional information about each Fund Manager’s compensation, other accounts managed by each Fund Manager and each Fund Manager’s ownership of securities in the Funds.

SERVICE PROVIDERS
The chart below provides information on the Funds’ primary service providers.

SHAREHOLDER INFORMATION
Pricing of Fund Shares
The price of each Fund’s shares is based on its net asset value (“NAV”). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. With respect to any portion of a Fund’s assets that is invested in one or more Underlying Funds, a Fund’s NAV is calculated based upon the NAVs of those Underlying Funds. (Please refer to the Underlying Funds’ prospectuses for a description of how securities of the Underlying Funds are valued.) Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict or (iv) significant domestic or foreign market fluctuations. This policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to these procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.
PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
Purchase of Shares
     Class A Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment in Class A Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount.
Front-End Sales Charge
          In order to purchase Class A Shares, you will incur a front-end sales charge at the time of purchase (a “sales charge”) based on the dollar amount of your purchase. The maximum initial sales charge is 3.50% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under “Sales Charge Reductions and Waivers”. To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

•	Information or records regarding Fund shares held in all your accounts (e.g., retirement accounts) at your financial intermediary(ies); and

•	Information or records regarding Fund shares held at any financial intermediary by persons related to you, such as members of your family or household.

          The offering price for each Class A Share is the NAV plus the front-end sales charge. When you purchase Class A Shares in a Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in Class A Shares of the Fund.
          Class A Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of each Fund’s average daily net assets attributable to Class A Shares. Class A Shares will not be subject to any contingent deferred sales charge (“CDSC” or “back-end sales charge”) when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

	As a Percentage of	As a Percentage of
Your Investment	Offering Price	Your Investment
$1,000 up to $100,000	3.50%	3.63%
$100,000 up to $250,000	2.00%	2.04%
$250,000 up to $500,000	1.50%	1.52%
Over $500,000	None	None
Sales Charge Reductions and Waivers
          Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

•	Accumulation privilege — permits you to add the value of any Class A Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

•	Letter of intent — permits you to purchase Class A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Funds’ SAI for terms and conditions.

To use these privileges, discuss your eligibility with your financial consultant.

             Net Asset Value Purchases. Class A Shares may be purchased at net asset value by:

•	Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

•	Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

•	Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

•	“Wrap accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of a Fund’s shares;

•	Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

•	Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor

(“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
The Funds’ SAI further explains the front-end sales charge on the Funds’ Class A shares and is accessible, free of charge, on the Funds’ internet website at www.wilmingtonfunds.com. If you would like additional information about each Fund’s sales charges, you may also call (800) 336-9970.
By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Asset Allocation Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Asset Allocation Funds	Wilmington Asset Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.
Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Redemption of Shares
You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Fund.
Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing”. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Because certain of the Underlying Funds invest significantly in foreign securities traded on markets which close prior to when such Underlying Fund determines its net asset value, market timing can cause dilution in the value of such Underlying Fund’s shares held by other shareholders, including the Fund. This occurs when market timers attempt to trade shares of the Underlying Fund when the net asset value of the Underlying Fund does reflect the value of the underlying portfolio securities. While each of the Underlying Funds has procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “PRICING OF SHARES” for more information. Also, because some of the Underlying Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Underlying Fund’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of the Underlying Funds shares held by long-term investors. Short-term trading in such small-cap Underlying Funds may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
There is no guarantee that the Funds, the Underlying Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Funds, the Underlying Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Funds, the Underlying Funds or their agents regarding underlying beneficial owners of each of their shares.
By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature, and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Asset Allocation Funds	Wilmington Asset Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
Small Accounts:
If the value of your investment in a Fund falls below the $500, you may be asked to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
For additional information on other ways to redeem shares, please refer to the Funds’ SAI.
Exchange of Shares
You may exchange all or a portion of your Class A Shares in a Fund for Class A Shares of the following Wilmington Funds:
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund

Wilmington Short / Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance requirement has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account for Class A Shares.
Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are exchanged within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.
Prospectuses for Class A Shares of the other Wilmington Funds may be obtained free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.

Distributions
Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
Taxes
As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. A Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.
A Fund’s distributions of a net long-term capital gain whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your Fund shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Professional Funds Distributor, LLC manages the Funds’ distribution efforts, and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
Distribution Fees
The Class A Shares of the Funds have adopted a distribution plan under Rule 12b-1 that allows the Funds to pay a fee to the Distributor for the sale and distribution of Class A Shares. Because these fees are paid out of the Funds’ assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of each Fund’s average daily net assets of its Class A Shares is 0.25%.
Sub-Transfer Agency Fees
The Board of Trustees has authorized the Funds to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of the Funds. Service activities provided by service providers under this plan include: (a) answering shareholders inquiries; (b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders’ accounts and records; (d) assisting in processing Fund share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholders’ orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances; (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Fund shares; (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders; (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders; (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares; (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Funds’ shares. The Adviser may provide services to some shareholders of the Funds’ shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with a Fund (“Intermediaries”).
Additional Payments
The Adviser and/or its affiliates (other than the Funds) may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of Fund shares or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for distribution (Rule 12b-1) or shareholder servicing and sub-transfer agency. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares or the maintenance of share balances. In addition, the Adviser or its affiliates may make Additional Payments for sub-accounting, administrative or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser and its affiliates may be: (A) a fixed dollar amount; (B) based on the number of customer accounts maintained by an Intermediary; (C) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (D) calculated on another basis. The Additional Payments may be different for different Intermediaries.
Share Classes
The Funds issue Institutional and Class A Shares. Each class of shares bears a pro-rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares.

FOR MORE INFORMATION
FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
Copies of these documents, when available, and answers to questions about the Funds may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time
The Funds’ SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.
The investment company registration number is 811-08648.

WILMINGTON LARGE-CAP CORE FUND
WILMINGTON LARGE-CAP GROWTH FUND
WILMINGTON LARGE-CAP VALUE FUND
WILMINGTON MID-CAP CORE FUND
WILMINGTON SMALL-CAP CORE FUND
WILMINGTON SMALL-CAP GROWTH FUND
WILMINGTON SMALL-CAP VALUE FUND
of WT Mutual Fund
Institutional Shares
PROSPECTUS DATED                     ,2006
     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
     Please note that these Funds:
•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)
     These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND DESCRIPTIONS

A look at the goals, strategies,	Summary
risks, expenses and financial	Performance Information
history of each Fund.	Fees and Expenses
Example
Investment Objective
Principal Investment Strategies
Additional Risk Information
Financial Highlights

Details about the service	MANAGEMENT OF THE FUNDS
providers.	Investment Adviser
Sub-Advisers
Fund Managers
Service Providers

Policies and instructions for	SHAREHOLDER INFORMATION
opening, maintaining and	Pricing of Shares
closing an account in any of	Purchase of Shares
the Funds.	Redemption of Shares
Exchange of Shares
Distributions
Taxes

Details on the Funds’	DISTRIBUTION ARRANGEMENTS
distribution arrangements	Share Classes
and share classes.

FOR MORE INFORMATION

WILMINGTON LARGE-CAP CORE FUND
WILMINGTON LARGE-CAP GROWTH FUND
WILMINGTON LARGE-CAP VALUE FUND
WILMINGTON MID-CAP CORE FUND
WILMINGTON SMALL-CAP CORE FUND
WILMINGTON SMALL-CAP GROWTH FUND
WILMINGTON SMALL-CAP VALUE FUND
Institutional Shares
FUND DESCRIPTIONS
SUMMARY

Investment Objective	The Wilmington Large-Cap Core Fund, the Wilmington Large-Cap Value Fund, the Wilmington Mid-Cap Core Fund, the Wilmington Small-Cap Core Fund, the Wilmington Small-Cap Growth Fund and the Wilmington Small-Cap Value Fund each seek long-term capital appreciation.

The Wilmington Large-Cap Growth Fund seeks superior long-term growth of capital.

Investment Focus	Equity (or equity-related) securities

Share Price Volatility	High

Primary Investment Strategies	The Wilmington Large-Cap Core Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. The Fund’s investment adviser employs a combined growth and value investment approach and invests in stocks of companies with characteristics the investment adviser believes are attractive to the equity securities marketplace.

The Wilmington Large-Cap Growth Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. The Fund’s investment adviser employs a growth investment approach and invests in stocks of companies with growth characteristics.

The Wilmington Large-Cap Value Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. The Fund’s investment adviser employs a value investment approach and invests in stocks of companies with value characteristics.

The Wilmington Mid-Cap Core Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of mid-cap companies. The Fund’s investment adviser employs a combined growth and value investment approach and invests in stocks of companies with characteristics the investment adviser believes are attractive to the equity securities marketplace.

The Wilmington Small-Cap Core Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap companies.

The Wilmington Small-Cap Growth Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of small-cap companies. The Fund’s investment adviser employs a growth investment approach and invests in stocks of companies with growth characteristics.

The Wilmington Small-Cap Value Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of small-cap companies. The Fund’s investment adviser employs a value investment approach and invests in stocks of companies with value characteristics.

Principal Risks	The Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information.”

	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

	•	It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the stocks that a Fund holds will increase in value.

	•	A Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

	•	Small capitalization companies may be more vulnerable than large companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.

	•	The performance of a Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION
Wilmington Large-Cap Core Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and 10 years, before and after taxes, compare with those of the S&P 500 Index, which is a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[ ]%	[ ]%
( )	( )
Large-Cap Core Fund — Institutional Shares
Average Annual Total Returns as of December 31, 2005

	1 Year		5 Years		10 Years
Return Before Taxes	[__]	%	[__]	%	[__]	%
Return After Taxes on Distributions[1]	[__]	%	[__]	%	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%	[__]	%	[__]	%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%	[__]	%	[__]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is Standard & Poor’s Composite Index of 500 Stocks.

Wilmington Large-Cap Growth Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund invests primarily in large capitalization equity securities with growth characteristics. Accordingly, the Fund’s historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Calendar Year-to-Date Total Return as of September 30, 2006: [__]%

Best Quarter	Worst Quarter
[ ]%	[ ]%
( )	( )

Large-Cap Growth Fund — Institutional Shares
Average Annual Total Returns as of December 31, 2005

	1 Year		5 Years		10 Years
Return Before Taxes	[__]	%	[__]	%	[__]	%
Return After Taxes on Distributions[1]	[__]	%	[__]	%	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%	[__]	%	[__]	%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%	[__]	%	[__]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

Wilmington Large-Cap Value Fund
     The bar chart and performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, a broad measure of market performance. This performance information includes the performance of the Fund’s predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[ ]%	[ ]%
( )	( )

Large-Cap Value Fund — Institutional Shares
Average Annual Total Returns as of December 31, 2005

Since
	1 Year		5 Years		June 29, 1998		10 Years [1]
Return Before Taxes	[__]	%	[__]	%	[__]	%	[__]	%[2]
Return After Taxes on Distributions[3]	[__]	%	[__]	%	[__]	%
Return After Taxes on Distributions and Sale of Shares [3]	[__]	%	[__]	%	[__]	%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)[4]	[__]	%	[__]	%	[__]	%	[__]	%

[1]	For periods prior to June 29, 1998, the Fund’s predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Fund and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

Wilmington Mid-Cap Core Fund
     The performance table below illustrates the risks and volatility of an investment in Institutional Class Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Russell Midcap Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Mid-Cap Core Fund — Institutional Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
Russell Midcap Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Russell Midcap Index measures the performance of the smallest 800 companies in the Russell 1000 Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index.

Wilmington Small-Cap Core Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, a broad measure of market performance. This performance information includes the performance of the Fund’s predecessor, the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund’s performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[ ]%	[ ]%
( )	( )

Small-Cap Core Fund — Institutional Shares
Average Annual Total Returns as of December 31, 2005

Since
					Since		Inception
	1 Year		5 Years		June 29, 1998		April 1, 1997 [1]
Return Before Taxes	[__]	%	[__]	%	[__]	%	[__]	%[2]
Return After Taxes on Distributions [3]	[__]	%	[__]	%	[__]	%	[__]	%
Return After Taxes on Distributions and Sale of Shares [3]	[__]	%	[__]	%	[__]	%	[__]	%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes) [4]	[__]	%	[__]	%	[__]	%	[__]	%

[1]	For periods prior to June 29, 1998, the Fund’s predecessor, the Small Cap Stock Fund, operated as a collective investment fund. As a collective investment fund, the Small Cap Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Fund and its predecessor, the Small Cap Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects the reinvestment of dividends.

Wilmington Small-Cap Growth Fund
     The performance table below illustrates the risks and volatility of an investment in Institutional Class Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Russell 2000 Growth Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Small-Cap Growth Fund — Institutional Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Wilmington Small-Cap Value Fund
     The performance table below illustrates the risks and volatility of an investment in Institutional Class Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Russell 2000 Value Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Small-Cap Value Fund — Institutional Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of a Fund.

Shareholder Fees	Institutional
(fees paid directly from your investment)	Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee [1]	1.00%
Exchange fee [1]	1.00%

[1]	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

			Large-Cap								Small-Cap
	Large-Cap		Growth		Large-Cap		Mid-Cap		Small-Cap		Growth		Small-Cap
	Core Fund		Fund		Value Fund		Core Fund		Core Fund		Fund		Value Fund
Management fees	0.60%		0.60%		0.60%		0.70%		[___]	%	0.75%		0.75%
Distribution (12b-1) fees	None		None		None		None		None		None		None
Other expenses	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%
Total Annual Fund
Operating Expenses	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%
Waivers/reimbursements	[____]	%[1,2]	[____]	%[1]	[___]	% [1]	[___]	%[1,3]	[___]	% 1,	[___]	%[1,3]	[___]	%[1,3]
Net expenses	[___]	%[1,2]	[___]	%[1]	[___]	% [1]	[___]	%[1,3]	[___]	% 1,	[___]	% [1,3]	[___]	% [1,3]

[1]	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

[2]	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that “Total Annual Fund Operating Expenses” for the Large-Cap Core Fund excluding class-specific expenses (such as Rule 12b-1, share holder service or transfer agency fees) exceed 0.80% through November 1, 2008.

[3]	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that “Total Annual Fund operating Expenses” for the Mid-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 1.00%, 1.05% and 1.05%, respectively, through January 1, 2009.

EXAMPLE
     This Example is intended to help you compare the cost of investing in Institutional Class Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years
Large-Cap Core Fund	[__]	[__]	[__]	[__]
Large-Cap Growth Fund	[__]	[__]	[__]	[__]
Large-Cap Value Fund	[__]	[__]	[__]	[__]
Mid-Cap Core Fund	[__]	[__]	[__]	[__]
Small-Cap Core Fund	[__]	[__]	[__]	[__]
Small-Cap Growth Fund	[__]	[__]	[__]	[__]
Small-Cap Value Fund	[__]	[__]	[__]	[__]

The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns of Institutional Shares, either past or future.

INVESTMENT OBJECTIVE
     The Wilmington Large-Cap Core Fund, the Wilmington Large-Cap Value Fund, the Wilmington Mid-Cap Core Fund, the Wilmington Small-Cap Core Fund, the Wilmington Small-Cap Growth Fund and the Wilmington Small-Cap Value Fund each seek long-term capital appreciation. The Wilmington Large-Cap Growth Fund seeks superior long-term growth of capital.
     The investment objective for each of the Large-Cap Core Fund, the Mid-Cap Core Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund may be changed without shareholder approval. The investment objective for each of the Large-Cap Growth Fund, Large-Cap Value Fund and the Small-Cap Core Fund may not be changed without shareholder approval.
     There is no guarantee that any Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
     The Funds’ investment adviser, Rodney Square Management Corporation (“RSMC”), seeks securities that it believes possess growth or value characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts’ earnings estimates. RSMC may rotate each Fund’s holdings among various market sectors based on economic analysis of the overall business cycle.
     The Wilmington Large-Cap Core Fund, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common or preferred stock of U.S. companies that have attractive growth or value characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Index

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	receipts or American Depositary Receipts (“ADRs”), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation
     For cash management purposes, the Fund may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.
     The Wilmington Large-Cap Growth Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. corporations that have attractive growth characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Growth Index.
     The Wilmington Large-Cap Value Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. corporations that have attractive growth characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Value Index.
     The Wilmington Mid-Cap Core Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of mid-cap companies. RSMC employs a growth and value investment approach and invests in common or preferred stock of U.S. companies that have attractive characteristics with market capitalizations at the time of purchase similar to those in the Russell Midcap Index and the S&P MidCap 400 Index that trade on U.S. securities markets.
     The Wilmington Small-Cap Core Fund invests at least 80% of its assets in equity securities of small-cap companies. The Fund currently employs a multi-manager approach utilizing RSMC and two sub-advisers with differing investment philosophies to manage a portion of the Fund’s assets under the general supervision of RSMC.
     Under normal market conditions, RSMC will direct the Fund’s investments in the following equity or equity-related securities:
•	common or preferred stock of U.S. corporations that have attractive growth or value characteristics with a market capitalization at the time of purchase that is no more than that of the largest stock in the Russell 2000 or S&P 600 Index

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	receipts or ADRs, which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation
     RMSC also allocates a portion of the Fund’s assets between two sub-advisers which employ alternatively growth-oriented and value-oriented stock selection techniques. RSMC does not allocate assets according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation. When making these decisions, RSMC considers a variety of quantitative and qualitative components. RSMC will use returns-based and holdings-based style analysis tools to assess and to maintain style neutrality within the Fund. RSMC will consider the investment style, process, past results and expected future returns of each sub-adviser. RSMC may also consider proprietary research provided by the investment sub-advisers. RSMC is responsible for determining and adjusting the percentages allocated to the sub-advisers and may reallocate assets between the sub-advisers at any time.
     The multi-manager arrangement is expected to take advantage of the experience of RSMC and the sub-advisers. This multiple investment approach is designed to give the Fund broad exposure to small-cap companies in the U.S. equity markets. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.
     Principal Investment Strategies of the Sub-Advisers to the Small-Cap Core Fund. Below is a discussion on the principal investment strategies of each of the Fund’s sub-advisers.
     Roxbury Capital Management, LLC (“Roxbury”). Under normal market conditions, Roxbury will direct the Fund’s investment in the following equity or equity-related securities:
•	common stocks of U.S. corporations that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P SmallCap 600 Index (“small-cap companies”)
•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small-cap companies

•	options on indices of the common stock of small-cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small-cap companies, and options upon such futures contracts
     As of                     , 2006, the market capitalization of the companies that make up the S&P SmallCap 600 Index was between $[___] million and $[___] billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Roxbury may also direct the Fund’s investment in certain option and financial futures contracts (“derivatives”) and foreign securities, including ADRs.
     Roxbury uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above-average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.
     Cramer Rosenthal McGlynn, LLC (“CRM”). Under normal market conditions, CRM will direct the Fund’s investment in a diversified portfolio of the following equity or equity-related securities that are judged by CRM to be undervalued in the marketplace relative to underlying profitability of the issuer:
•	common and preferred stocks of U.S. corporations that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market

•	securities convertible (such as convertible preferred stock and convertible bonds) into the common stock of small-cap companies

•	warrants
     The market capitalization range of the Russell 2000 Value Index changes constantly; as of                     , 2006, the range was from $[___] million to $[___] billion.
     CRM uses a value investment strategy whereby it seeks to identify changes that are material to a company’s operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow — operationally, financially, managerially — when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being “neglected by investors” and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the market place will eventually recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution and regulatory change.

     For cash management purposes, the Small-Cap Core Fund may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.
     The Wilmington Small-Cap Growth Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of small-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Growth Index and the S&P SmallCap 600/Barra Growth Index that trade on U.S. securities markets.
     The Wilmington Small-Cap Value Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of small-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. companies that have attractive value characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Value Index and the S&P SmallCap 600/Barra Value Index that trade on U.S. securities markets.
     Each of the Funds. The frequency of portfolio transactions and each Fund’s turnover rate will vary from year to year depending on the market. A higher turnover rate may increase transaction costs (i.e., brokerage commissions) and may cause adverse tax consequences for a Fund’s shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Fund performance.
     In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that a Fund will be unable to achieve its investment objective.
     Each Fund may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information (“SAI”) which is available on the Funds’ website at http://www.wilmingtonfunds.com.
ADDITIONAL RISK INFORMATION
     The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Derivatives Risk: Some of a Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund’s total assets may be committed or exposed to derivative strategies.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	Value Investing Risk: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

•	Small/Mid-Cap Risk: Small-cap and mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than they can be sold.

•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Small-Cap Core Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund’s performance. It is possible that RSMC will focus on one sub-adviser that performs poorly or underperforms the other sub-adviser under various market conditions.

FINANCIAL HIGHLIGHTS
     The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years, or if shorter, the period of the Fund’s operation. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by [                                        ], whose report, along with each Fund’s financial statements, is included in the Institutional Shares’ Annual Report, which is available without charge upon request on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

Large-Cap Core Fund –
Institutional Shares

	For the Fiscal Years Ended June 30

	2006	2005	2004	2003	2002
Net Asset Value – Beginning of Year		$14.87	$13.14	$13.68	$18.17

Investment Operations:
Net investment income		0.45	0.10	0.15	0.11
Net realized and unrealized gain (loss) on investments		0.65	1.78	(0.55)	(4.15)

Total from investment operations		1.10	1.88	(0.40)	(4.04)

Distributions:
From net investment income		(0.36)	(0.15)	(0.11)	(0.08)
From net realized gain		—	—	(0.03)	(0.37)

Total distributions		(0.36)	(0.15)	(0.14)	(0.45)

Net Asset Value – End of Year		$15.61	$14.87	$13.14	$13.68

Total Return		7.51%	14.38%	(2.86)%	(22.66)%

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations		0.80%	0.80%	0.80%	0.80%
Excluding expense limitations		1.43%	1.13%	1.05%	1.00%
Net investment income		1.16%	0.73%	1.04%	0.64%
Portfolio turnover rate		113%	27%	50%	68%
Net assets at end of Year (000 omitted)		$26,829	$58,794	$61,380	$80,831

[1]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I – Large-Cap Core Series (the “Series”), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

Large-Cap Growth Fund [1] -
Institutional Shares	For the Fiscal Years Ended June 30
	2006	2005	2004	2003	2002
Net Asset Value – Beginning of Year		$9.93	$8.73	$8.70	$12.69

Investment Operations:
Net investment income (loss)		0.03	0.01	— [2]	— [2]
Net realized and unrealized gain (loss) on investments		0.38	1.20	0.03	(3.99)

Total from investment operations		0.41	1.21	0.03	(3.99)

Distributions:
From net investment income		(0.03)	(0.01)	—	—
From net realized gains		—	—	—	—

Total distributions		(0.03)	(0.01)	—	—

Net Asset Value – End of Year		$10.31	$9.93	$8.73	$8.70

Total Return		4.09%	13.86%	0.35%	(31.44)%

Ratios (to average net assets)/ Supplemental Data:[3]
Expenses:
Including expense limitations		1.10%	0.98%	0.95%	0.85%
Excluding expense limitations		1.15%	1.01%	0.98%	0.85%
Net investment loss		0.28%	0.08%	(0.02)%	(0.04)%
Portfolio turnover rate		230%	87%	51%	75%
Net assets at end of year (000 omitted)		$35,809	$49,418	$58,620	$76,892

[1]	Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the Large-Cap Growth Fund.

[2]	Less than $0.01 per share.

[3]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I – WT Large-Cap Growth Series (the “Series”), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

Large-Cap Value Fund –
Institutional Shares	For the Fiscal Years Ended June 30
	2006	2005	2004	2003	2002
Net Asset Value – Beginning of Year		$9.45	$8.19	$8.20	$11.13

Investment Operations:
Net investment income		0.12	0.08	0.06	0.07
Net realized and unrealized gain (loss) on investments		0.70	1.26	0.01	(2.68)

Total from investment operations		0.82	1.34	0.07	(2.61)

Distributions:
From net investment income		(0.11)	(0.08)	(0.07)	(0.09)
From net realized gain		—	—	(0.01)	(0.23)

Total distributions		(0.11)	(0.08)	(0.08)	(0.32)

Net Asset Value – End of Year		$10.16	$9.45	$8.19	$8.20

Total Return		8.66%	16.47%	0.92%	(24.02)%

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations		1.02%	1.00%	1.06%	0.92%
Excluding expense limitations		1.05%	1.03%	1.13%	0.93%
Net investment income (loss)		1.13%	0.94%	0.93%	0.66%
Portfolio turnover rate		28%	26%	87%	100%
Net assets at end of year (000 omitted)		$47,968	$51,729	$47,301	$52,064

[1]	For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I – Large-Cap Value Series (the “Series”), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

Mid-Cap Core Fund –
Institutional Shares	For the Period December 20, 2005[1] through June 30, 2006
2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The Mid-Cap Core Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

*	Annualized.

**	Not annualized.

Small-Cap Core Fund –
Institutional Shares	For the Fiscal Year Ended June 30
	2006	2005	2004	2003	2002
Net Asset Value – Beginning of Year		$10.75	$8.59	$9.15	$10.63

Investment Operations:
Net investment income (loss)		(0.07)[1]	(0.07)[1]	(0.02)[1]	— [1,2]
Net realized and unrealized gain (loss) on investments		0.67	2.23	(0.54)	(1.47)

Total from investment operations		0.60	2.16	(0.56)	(1.47)

Distributions:
From net investment income		—	—	—	(0.01)
From net realized gain		(0.72)	—	—	—
In excess of net realized gain		—	—	—	—

Total distributions		(0.72)	—	—	(0.01)

Net Asset Value – End of Year		$10.63	$10.75	$8.59	$9.15

Total Return		5.65%	25.15%	(6.12)%	(13.84)%

Ratios (to average net assets)/ Supplemental Data:[3]
Expenses:
Including expense limitations		1.27%	1.19%	1.00%	0.89%
Excluding expense limitations		1.29%	1.21%	1.01%	0.89%
Net investment income (loss)		(0.69)%	(0.74)%	(0.21)%	(0.03)%
Portfolio turnover rate		15%	142%	62%	44%
Net assets at end of year (000 omitted)		$53,510	$73,324	$73,700	$106,915

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Less than $0.01 per share.

[3]	For the periods presented through November 30, 2003, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios during this period include expenses allocated from the master fund, WT Investment Trust I – Small-Cap Core Series (the “Series”), and the portfolio turnover rate reflects the investment activity of the Series. For the period December 1, 2003 through June 30, 2005, the Fund operated in a “fund-of-funds” structure. The expense and the net investment income (loss) ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I – Small-Cap Growth Series and Small-Cap Value Series, and the portfolio turnover reflects the Fund’s investment activity. Effective July 1, 2005, the Fund no longer operates in a “fund-of-funds” structure.

Small-Cap Growth Fund -
Institutional Shares	For the Period December 20, 2005[1] through June 30, 2006
2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The Mid-Cap Core Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

*	Annualized.

**	Not annualized.

Small-Cap Value Fund –
Institutional Shares	For the Period December 20, 2005[1] through June 30, 2006
2006
Net Asset Value – Beginning of Year

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Year

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of year (000 omitted)

[1]	The Mid-Cap Core Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

*	Annualized.

**	Not annualized.

MANAGEMENT OF THE FUNDS
     The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to each of the Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of                                         , 2006, RSMC had approximately $                     billion in assets under management.
     For the twelve months ended June 30, 2006, RSMC or its affiliates, received the following advisory fees as a percentage of the average daily net assets of the corresponding Fund:

Large-Cap Core Fund	—%
Large-Cap Growth Fund	—%
Large-Cap Value Fund	—%
Mid-Cap Core Fund*	—%
Small-Cap Core Fund	—%
Small-Cap Growth Fund	—%
Small-Cap Value Fund	—%

*	For the period from inception through June 30, 2006.

     With respect to the Large-Cap Core Fund, Large-Cap Growth Fund and Large-Cap Value Fund, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.60% of the first $1 billion of assets, 0.55% of the next $1 billion of assets, and 0.50% of assets over $2 billion.
     With respect to the Mid-Cap Core Fund, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.70% of the first $1 billion in assets, 0.65% of the next $1 billion in assets, and 0.60% of assets over $2 billion.
     With respect to the Small-Cap Growth Fund and Small-Cap Value Fund, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.75% of the first $1 billion in assets, 0.70% of the next $1 billion in assets, and 0.65% of assets over $2 billion.
     The Small-Cap Core Fund pays to RSMC an investment advisory fee of 0.75% of average daily net assets for the portion of assets directly managed by RSMC. As sub-adviser to the Small-Cap Core Fund, CRM is entitled to a fee at the annual rate of 0.75% of the Fund’s first $1 billion of average daily net assets which CRM manages, 0.70% of the Fund’s next $1 billion of average daily net assets managed by CRM, and 0.65% of the Fund’s average daily net assets over $2 billion managed by CRM. Roxbury also serves as sub-adviser to the

Small-Cap Core Fund, and is entitled to a fee at the annual rate of 1.00% of the Fund’s first $1 billion of average daily net assets which Roxbury manages, 0.95% of the Fund’s next $1 billion of average daily net assets managed by Roxbury, and 0.90% of the Fund’s average daily net assets over $2 billion managed by Roxbury.
     WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
SUB-ADVISERS
     CRM, located at 520 Madison Avenue, New York, New York 10022, serves as sub-adviser to the Small-Cap Core Fund. As the Fund’s sub-adviser, CRM has the responsibility for directing a portion of the Fund’s investments, subject to the direction of RSMC. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of                                         , 2006, CRM had approximately $                     billion of assets under management.
     Roxbury, located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as sub-adviser for the Small-Cap Core Fund. As the Fund’s sub-adviser, Roxbury has the responsibility for directing a portion of the Fund’s investments, subject to the direction of RSMC. Roxbury has provided investment advisory services in a growth style to mutual funds and other institutional accounts including corporations, unions and pension accounts, foundations, and endowments as well as to individuals. As of                                         , 2006, Roxbury had assets under management of approximately $                     billion.
FUND MANAGERS
All Funds
     The day-to-day management of each Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.
     Rex P. Macey, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1966 to 2001.
     Adrian Cronje, Ph.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
     Andrew H. Hopkins, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins joined RSMC in 1997 as a Securities Analyst covering the information technology sector.
     Vincent F. Rights is an Investment Officer of RSMC and WTIM. Mr. Rights joined RSMC in 2000 as a Securities Analyst.
Small-Cap Core Fund
     The management of the Small-Cap Core Fund and its sub-advisers is the responsibility of a group of RSMC professionals, which makes its style allocation and sub-adviser investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.
     Each sub-adviser to the Small-Cap Core Fund makes the day-to-day investment decisions for the portion of the Fund’s assets that it manages, subject to the supervision of RSMC and the Board of Trustees. Each sub-adviser continuously reviews, supervises and administers its own investment program. Below is a list of the staff of each of Roxbury and CRM.
     Roxbury Capital Management, LLC.
     Steve Marshman, CFA joined Roxbury in July 2002 and has thirteen years of investment management experience. Mr. Marshman is a member of Roxbury’s Small-Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Management Group (“Columbia”) where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. His responsibilities at Columbia also included management of Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the U.S. Air Force. He has a B.S. from the U.S. Air Force Academy and an M.B.A. from Golden Gate University.
     Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has thirteen years of investment management experience. Mr. Marvin is a member of Roxbury’s Small-Cap Growth Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.
     Brian Smoluch, CFA joined Roxbury in July 2002 and has nine years of investment management experience. Mr. Smoluch is a member of Roxbury’s Small-Cap Growth Investment Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.
     Cramer Rosenthal McGlynn, LLC.
     Ronald H. McGlynn, Chairman & CEO and Jay B. Abramson, President & CIO are responsible for the overall management of the portion of the Small-Cap Core Fund managed by CRM. The portfolio managers who have responsibility for the day-to-day management of the portion of the Small-Cap Core Fund managed by CRM are set forth below.
     James P. Stoeffel and Terry Lally, CFA, are co-leaders of the team responsible for the management of the Small-Cap Value strategy at CRM.
     James P. Stoeffel, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business and is a Certified Public Accountant.

     Terry Lally, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small-cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.
     The Funds’ SAI provides additional information about the Fund managers’ compensation, other accounts managed by the Fund managers and the Fund managers’ ownership of securities in the Funds.

SERVICE PROVIDERS
     The chart below provides information on the Funds’ primary service providers.
Asset Shareholder Management Services Transfer Agent PFPC Inc. Investment Adviser and 760 Moore Road Administrator King of Prussia, PA 19406 Rodney Square Management Corp. Handles certain 1100 North Market Street shareholder services, Wilmington, DE 19890 including recordkeeping Manages each Fund’s and statements, payment investment activities and of distributions and oversees Fund administration processing of buy and and other service providers. sell requests. —— — WT MUTUAL FUND Wilmington Large-Cap Core Fund Wilmington Large-Cap Growth Fund Wilmington Large-Cap Value Fund Wilmington Mid-Cap Core Fund Wilmington Small-Cap Core Fund Fund Wilmington Small-Cap Growth Fund Fund Asset Operations Wilmington Small-Cap Value Fund Safe Keeping Sub-Administrator and Custodian Accounting Agent Wilmington Trust Company PFPC Inc. 1100 North Market Street 301 Bellevue Parkway Wilmington, DE 19890 Wilmington, DE 19809 Holds each Fund’s Provides facilities, assets, settles all equipment and personnel to portfolio trades and carry out administrative collects most of the services related to each Fund valuation data required and calculates each Fund’s for calculating each NAV and distributions. Fund’s NAV per share. Distribution Distributor Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406 Distributes the Funds’ Shares.

SHAREHOLDER INFORMATION
PRICING OF SHARES
     The price of each Fund’s shares is based on the Fund’s net asset value (“NAV”). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
     Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. This policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to these procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
     PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
PURCHASE OF SHARES
     Fund shares are offered on a continuous basis and are sold without sales charges. The minimum initial investment in Institutional Shares of each Fund is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.
     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Equity Funds	Wilmington Equity Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.
     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-

directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
     Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing.” Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
     Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Also, because some of the Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Fund’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
     There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Equity Funds	Wilmington Equity Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
     Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.
     Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares. If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
     Small Accounts: If the value of your investment in a Fund falls below $50,000, you may be asked to increase your balance. If after 60 days the account value is still below $50,000, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account’s market value. The minimum account balance for accounts existing prior to November 1, 2005 is $500. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

EXCHANGE OF SHARES
     You may exchange all or a portion of your shares in a Fund for Institutional Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
     Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder’s account.
     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.
     Prospectuses for Institutional Shares of the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.

DISTRIBUTIONS
     Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.
     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
     As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.
     The Funds’ distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
     It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
     Professional Funds Distributor, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
SHARE CLASSES
     The Funds issue Institutional and Class A Shares. Each class of shares bears a pro-rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares.

FOR MORE INFORMATION
     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
     Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
     Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time
     The Funds’ SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.
The investment company registration number is 811-08648.

WILMINGTON LARGE-CAP CORE FUND
WILMINGTON LARGE-CAP GROWTH FUND
WILMINGTON LARGE-CAP VALUE FUND
WILMINGTON MID-CAP CORE FUND
WILMINGTON SMALL-CAP CORE FUND
WILMINGTON SMALL-CAP GROWTH FUND
WILMINGTON SMALL-CAP VALUE FUND
of WT Mutual Fund
Class A Shares
PROSPECTUS DATED                     , 2006
This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Please note that these Funds:
•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)
Class A Shares of the Funds are offered with a front-end sales charge except for certain persons eligible to purchase Class A Shares at Net Asset Value. See “Sales Charge Reductions and Waivers.”
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND DESCRIPTIONS
A look at the goals, strategies,	Summary
risks, expenses and financial	Performance Information
history of each Fund.	Fees and Expenses
Example
Investment Objective
Principal Investment Strategies
Additional Risk Information
Financial Highlights

Details about the service	MANAGEMENT OF THE FUNDS
providers	Investment Adviser
Sub-Advisers
Fund Managers
Service Providers

Policies and instructions for	SHAREHOLDER INFORMATION
opening, maintaining and	Pricing of Shares
closing an account in any of	Purchase of Shares
the Funds.	Front-End Sales Charge
Redemption of Shares
Exchange of Shares
Distributions Taxes

Details on the Funds’	DISTRIBUTION ARRANGEMENTS
distribution arrangements,	Distribution Fees
Rule 12b-1 fees and	Sub-Transfer Agency Fees
share classes.	Additional Payments
Share Classes

FOR MORE INFORMATION

WILMINGTON LARGE-CAP CORE FUND
WILMINGTON LARGE-CAP GROWTH FUND
WILMINGTON LARGE-CAP VALUE FUND
WILMINGTON MID-CAP CORE FUND
WILMINGTON SMALL-CAP CORE FUND
WILMINGTON SMALL-CAP GROWTH FUND
WILMINGTON SMALL-CAP VALUE FUND
Class A Shares
FUND DESCRIPTIONS
SUMMARY

Investment Objective
•    The Wilmington Large-Cap Core Fund, the Wilmington Large-Cap Value Fund, the Wilmington Mid-Cap Core Fund, the Wilmington Small-Cap Core Fund, the Wilmington Small-Cap Growth Fund and the Wilmington Small-Cap Value Fund each seek long-term capital appreciation.

• The Wilmington Large-Cap Growth Fund seeks superior long-term growth of capital.

Investment Focus	• Equity (or equity-related) securities

Share Price Volatility	• High

Primary Investment Strategies
•     The Wilmington Large-Cap Core Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. The Fund’s investment adviser employs a combined growth and value investment approach and invests in stocks of companies with characteristics the investment adviser believes are attractive to the equity securities marketplace.

•     The Wilmington Large-Cap Growth Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. The Fund’s investment adviser employs a growth investment approach and invests in stocks of companies with growth characteristics.

•     The Wilmington Large-Cap Value Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies. The Fund’s investment adviser employs a value investment approach and invests in stocks of companies with value characteristics.

•     The Wilmington Mid-Cap Core Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of mid-cap companies. The Fund’s investment adviser employs a combined growth and value investment approach and invests in stocks of companies with characteristics the investment adviser believes are attractive to the equity securities marketplace.

• The Wilmington Small-Cap Core Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap companies.

•     The Wilmington Small-Cap Growth Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of small-cap companies. The Fund’s investment adviser employs a growth investment approach and invests in stocks of companies with growth characteristics.

•     The Wilmington Small-Cap Value Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of small-cap companies. The Fund’s investment adviser employs a value investment approach and invests in stocks of companies with value characteristics.

2

Principal Risks	The Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information.”

• An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

• It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the stocks that a Fund holds will increase in value.

•     A Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

• A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•     Small capitalization companies may be more vulnerable than large companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.

• The performance of a Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

Investor Profile	• Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

3

PERFORMANCE INFORMATION
Wilmington Large-Cap Core Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the S&P 500 Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Large-Cap Core Fund — Class A Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is Standard & Poor’s Composite Index of 500 Stocks.

4

Wilmington Large-Cap Growth Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Large-Cap Growth Fund — Class A Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

5

Wilmington Large-Cap Value Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Russell 1000 Value Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Large-Cap Value Fund — Class A Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

6

Wilmington Mid-Cap Core Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Russell Midcap Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Mid-Cap Core Fund – Class A Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
Russell Midcap Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell Midcap Index measures the performance of the smallest 800 companies in the Russell 1000 Index, which represents approximately 30% of the total market capitalization of the Russell 1000 Index.

7

Wilmington Small-Cap Core Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Russell 2000 Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Small-Cap Core Fund — Class A Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects the reinvestment of dividends.

8

Wilmington Small-Cap Value Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Russell 2000 Value Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Small-Cap Value Fund – Class A Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

9

Wilmington Small-Cap Growth Fund
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the Russell 2000 Growth Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Small-Cap Growth Fund — Class A Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

10

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of a Fund.

Shareholder Fees	Class A
(fees paid directly from your investment)	Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) [1]	3.50%
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee [2]	1.00%
Exchange fee [2]	1.00%

[1]	Lower front-end sales charges for Class A Shares may be available with the purchase of $100,000 or more. See “Front-End Sales Charge” for additional information.

[2]	Class A Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

			Large-		Large-				Small-		Small-		Small-
			Cap		Cap		Mid-Cap		Cap		Cap		Cap
	Large-Cap		Growth		Value		Core		Core		Growth		Value
	Core Fund		Fund		Fund		Fund		Fund		Fund		Fund

Management fees	0.60%		0.60%		0.60%		0.70%		0.83%		0.75%		0.75%
Distribution (12b-1) fees	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
Other expenses	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%
Total Annual Fund	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%	[___]	%
Operating Expenses
Waivers/reimbursements	[___]	%[1,2]	[___]	%[1]	[___]	%[1]	[__]	%[1,3]	[___]	%[1]	[___]	%[1,3]	[___]	%[1,3]
Net expenses	[___]	%[1,2]	[___]	%[1]	[___]	%[1]	[__]	%[1,3]	[___]	%[1]	[___]	%[1,3]	[___]	%[1,3]

[1]	The administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

[2]	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that “Total Annual Fund Operating Expenses” for the Large-Cap Core Fund excluding class-specific expenses (such as Rule 12b-1, share holder service or transfer agency fees) exceed 0.80% through November 1, 2008.

[3]	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that “Total Annual Fund operating Expenses” for the Mid-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 1.00%, 1.05% and 1.05%, respectively, through January 1, 2009.

11

EXAMPLE
     This Example is intended to help you compare the cost of investing in Class A Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Class A Shares	1 Year	3 Years	5 Years	10 Years
Large-Cap Core Fund	[__]	[__]	[__]	[__]
Large-Cap Growth Fund	[__]	[__]	[__]	[__]
Large-Cap Value Fund	[__]	[__]	[__]	[__]
Mid-Cap Core Fund	[__]	[__]	[__]	[__]
Small-Cap Core Fund	[__]	[__]	[__]	[__]
Small-Cap Growth Fund	[__]	[__]	[__]	[__]
Small-Cap Value Fund	[__]	[__]	[__]	[__]
The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns of Class A Shares, either past or future.

12

INVESTMENT OBJECTIVE
     The Wilmington Large-Cap Core Fund, the Wilmington Large-Cap Value Fund, the Wilmington Mid-Cap Core Fund, the Wilmington Small-Cap Core Fund, the Wilmington Small-Cap Growth Fund and the Wilmington Small-Cap Value Fund each seek long-term capital appreciation. The Wilmington Large-Cap Growth Fund seeks superior long-term growth of capital.
     The investment objective for each of the Large-Cap Core Fund, the Mid-Cap Core Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund may be changed without shareholder approval. The investment objective for each of the Large-Cap Growth Fund, Large-Cap Value Fund and the Small-Cap Core Fund may not be changed without shareholder approval.
     There is no guarantee that any Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
     The Funds’ investment adviser, Rodney Square Management Corporation (“RSMC”), seeks securities that it believes possess growth or value characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts’ earnings estimates. RSMC may rotate each Fund’s holdings among various market sectors based on economic analysis of the overall business cycle.
     The Wilmington Large-Cap Core Fund, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common or preferred stock of U.S. companies that have attractive growth or value characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Index

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	receipts or American Depositary Receipts (“ADRs”), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation
     For cash management purposes, the Fund may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.
     The Wilmington Large-Cap Growth Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. corporations that have attractive growth characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Growth Index.

13

     The Wilmington Large-Cap Value Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. corporations that have attractive growth characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Value Index.
     The Wilmington Mid-Cap Core Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of mid-cap companies. RSMC employs a growth and value investment approach and invests in common or preferred stock of U.S. companies that have attractive characteristics with market capitalizations at the time of purchase similar to those in the Russell Midcap Index and the S&P MidCap 400 Index that trade on U.S. securities markets.
     The Wilmington Small-Cap Core Fund invests at least 80% of its assets in equity securities of small-cap companies. The Fund currently employs a multi-manager approach utilizing RSMC and two sub-advisers with differing investment philosophies to manage a portion of the Fund’s assets under the general supervision of RSMC.
     Under normal market conditions, RSMC will direct the Fund’s investments in the following equity or equity-related securities:
•	Common or preferred stock of U.S. corporations that have attractive growth or value characteristics with a market capitalization at the time of purchase that is no more than that of the largest stock in the Russell 2000 or S&P 600 Index

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	Receipts or ADRs, which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation
     RMSC also allocates a portion of the Fund’s assets between two sub-advisers which employ alternatively growth-oriented and value-oriented stock selection techniques. RSMC does not allocate assets according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation. When making these decisions, RSMC considers a variety of quantitative and qualitative components. RSMC will use returns-based and holdings-based style analysis tools to assess and to maintain style neutrality within the Fund. RSMC will consider the investment style, process, past results and expected future returns of each sub-adviser. RSMC may also consider proprietary research provided by the investment sub-advisers. RSMC is responsible for determining and adjusting the percentages allocated to the sub-advisers and may reallocate assets between the sub-advisers at any time.
     The multi-manager arrangement is expected to take advantage of the experience of RSMC and the sub-advisers. This multiple investment approach is designed to give the Fund broad exposure to small cap companies in the U.S. equity markets. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.
     Principal Investment Strategies of the Sub-Advisers to the Small-Cap Core Fund. Below is a discussion on the principal investment strategies of each of the Fund’s sub-advisers.

14

     Roxbury Capital Management, LLC (“Roxbury”). Under normal market conditions, Roxbury will direct the Fund’s investment in the following equity or equity-related securities:
•	common stocks of U.S. corporations that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P SmallCap 600 Index (“small-cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small-cap companies

•	options on indices of the common stock of small-cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small-cap companies, and options upon such futures contracts
     As of                     , 2006, the market capitalization of the companies that make up the S&P SmallCap 600 Index was between $[___] million and $[___] billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Roxbury may also direct the Fund’s investment in certain option and financial futures contracts (“derivatives”) and foreign securities, including ADRs.
     Roxbury uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above-average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.
     Cramer Rosenthal McGlynn, LLC (“CRM”). Under normal market conditions, CRM will direct the Fund’s investment in a diversified portfolio of the following equity or equity-related securities that are judged by CRM to be undervalued in the marketplace relative to underlying profitability of the issuer:
•	common and preferred stocks of U.S. corporations that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market

•	securities convertible (such as convertible preferred stock and convertible bonds) into the common stock of small-cap companies

•	warrants
     The market capitalization range of the Russell 2000 Value Index changes constantly; as of                     , 2006, the range was from $[___] million to $[___] billion.
     CRM uses a value investment strategy whereby it seeks to identify changes that are material to a company’s operations, outlook and prospects. CRM is attracted to companies that it believes will look

15

different tomorrow – operationally, financially, managerially – when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being “neglected by investors” and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the market place will eventually recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution and regulatory change.
     For cash management purposes, the Small-Cap Core Fund may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.
     The Wilmington Small-Cap Growth Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of small-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Growth Index and the S&P SmallCap 600/Barra Growth Index that trade on U.S. securities markets.
     The Wilmington Small-Cap Value Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of small-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. companies that have attractive value characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Value Index and the S&P SmallCap 600/Barra Value Index that trade on U.S. securities markets.
     Each of the Funds. The frequency of portfolio transactions and each Fund’s turnover rate will vary from year to year depending on the market. A higher turnover rate may increase transaction costs (i.e., brokerage commissions) and may cause adverse tax consequences for a Fund’s shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Fund performance.
     In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that a Fund will be unable to achieve its investment objective.
     Each Fund may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information (“SAI”) which is available on the Funds’ website at http://www.wilmingtonfunds.com.
ADDITIONAL RISK INFORMATION
     The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the

16

historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Derivatives Risk: Some of a Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund’s total assets may be committed or exposed to derivative strategies.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	Value Investing Risk: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

•	Small/Mid-Cap Risk: Small-cap and mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than they can be sold.

•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Small-Cap Core Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund’s performance. It is possible that RSMC will focus on one sub-adviser that performs poorly or underperforms the other sub-adviser under various market conditions.

17

FINANCIAL HIGHLIGHTS
     The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of the Fund’s operation. Certain information reflects financial results for a single Class A Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by [                    ], whose report, along with each Fund’s financial statements, is included in the Annual Report, which is available without charge upon request on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

Large-Cap Core Fund – Class A Shares	For the Period December 20, 2005 through June 30, 2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The Class A Shares of the Large-Cap Core Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

*	Annualized

**	Not annualized

18

For the Period December 20, 2005
Large-Cap Growth Fund – Class A Shares	through June 30, 2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The Class A Shares of the Large-Cap Growth Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

*	Annualized

**	Not annualized

19

Large-Cap Value Fund – Class A Shares	For the Period December 20, 2005 through June 30, 2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The Class A Shares of the Large-Cap Value Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method

*	Annualized

**	Not annualized

20

Mid-Cap Core Fund – Class A Shares	For the Period December 20, 2005 through June 30, 2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The Class A Shares of the Mid-Cap Core Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

*	Annualized

**	Not annualized

21

Small-Cap Core Fund – Class A Shares	For the Period December 20, 2005 through June 30, 2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The Small-Cap Core Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

*	Annualized

**	Not annualized

22

Small-Cap Growth Fund – Class A Shares	For the Period December 20, 2005 through June 30, 2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The Class A Shares of Small-Cap Growth Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

*	Annualized

**	Not annualized

23

Small-Cap Value Fund – Class A Shares	For the Period December 20, 2005 through June 30, 2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The Class A Shares of the Small-Cap Value Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method

*	Annualized

**	Not Annualized

24

MANAGEMENT OF THE FUNDS
     The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to each of the Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of ___, 2006, RSMC had approximately $___ billion in assets under management.
     For the period from inception (December 20, 2005) through June 30, 2006, RSMC or its affiliates, received the following advisory fees as a percentage of the average daily net assets of the corresponding Fund:

Large-Cap Core Fund	—%
Large-Cap Growth Fund	—%
Large-Cap Value Fund	—%
Small-Cap Core Fund	—%
Mid-Cap Core Fund	—%
Small-Cap Growth Fund	—%
Small-Cap Value Fund	—%
     With respect to the Large-Cap Core, Large-Cap Growth and Large-Cap Value Funds, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.60% of the first $1 billion of assets, 0.55% of the next $1 billion of assets, and 0.50% of assets over $2 billion.
     With respect to the Mid-Cap Core Fund, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.70% of the first $1 billion in assets, 0.65% of the next $1 billion in assets, and 0.60% of assets over $2 billion.
     With respect to the Small-Cap Growth and Small-Cap Value Funds, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.75% of the first $1 billion in assets, 0.70% of the next $1 billion in assets, and 0.65% of assets over $2 billion.
     The Small-Cap Core Fund pays to RSMC an investment advisory fee of 0.75% of average daily net assets for the portion of assets directly managed by RSMC. As sub-adviser to the Small-Cap Core Fund, CRM is entitled to a fee at the annual rate of 0.75% of the Fund’s first $1 billion of average daily net assets which CRM manages, 0.70% of the Fund’s next $1 billion of average daily net assets managed

25

by CRM, and 0.65% of the Fund’s average daily net assets over $2 billion managed by CRM. Roxbury also serves as sub-adviser to the Small-Cap Core Fund, and is entitled to a fee at the annual rate of 1.00% of the Fund’s first $1 billion of average daily net assets which Roxbury manages, 0.95% of the Fund’s next $1 billion of average daily net assets managed by Roxbury, and 0.90% of the Fund’s average daily net assets over $2 billion managed by Roxbury.
     WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
SUB-ADVISERS
     CRM, located at 520 Madison Avenue, New York, New York 10022, serves as sub-adviser to the Small-Cap Core Fund. As the Fund’s sub-adviser, CRM has the responsibility for directing a portion of the Fund’s investments, subject to the direction of RSMC. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of                     , 2006, CRM had approximately $                    billion of assets under management.
     Roxbury, located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as sub-adviser for the Small-Cap Core Fund. As the Fund’s sub-adviser, Roxbury has the responsibility for directing a portion of the Fund’s investments, subject to the direction of RSMC. Roxbury has provided investment advisory services in a growth style to mutual funds and other institutional accounts including corporations, unions and pension accounts, foundations, and endowments as well as to individuals. As of                     , 2006, Roxbury had assets under management of approximately $ ___ billion.
FUND MANAGERS
All Funds
     The day-to-day management of each Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.
     Rex P. Macey, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1966 to 2001.
     Adrian Cronje, Ph.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
     Andrew H. Hopkins, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins joined RSMC in 1997 as a Securities Analyst covering the information technology sector.

26

     Vincent F. Rights is an Investment Officer of RSMC and WTIM. Mr. Rights joined RSMC in 2000 as a Securities Analyst.
Small-Cap Core Fund
     The management of the Small-Cap Core Fund and its sub-advisers is the responsibility of a group of RSMC professionals, which makes its style allocation and sub-adviser investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.
     Each sub-adviser to the Small-Cap Core Fund makes the day-to-day investment decisions for the portion of the Fund’s assets that it manages, subject to the supervision of RSMC and the Board of Trustees. Each sub-adviser continuously reviews, supervises and administers its own investment program. Below is a list of the staff of each of Roxbury and CRM.
     Roxbury Capital Management, LLC.
     Steve Marshman, CFA joined Roxbury in July 2002 and has thirteen years of investment management experience. Mr. Marshman is a member of Roxbury’s Small-Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Management Group (“Columbia”) where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. His responsibilities at Columbia also included management of Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the U.S. Air Force. He has a B.S. from the U.S. Air Force Academy and an M.B.A. from Golden Gate University.
     Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has thirteen years of investment management experience. Mr. Marvin is a member of Roxbury’s Small-Cap Growth Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.
     Brian Smoluch, CFA joined Roxbury in July 2002 and has nine years of investment management experience. Mr. Smoluch is a member of Roxbury’s Small-Cap Growth Investment Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.
     Cramer Rosenthal McGlynn, LLC.
     Ronald H. McGlynn, Chairman & CEO and Jay B. Abramson, President & CIO are responsible for the overall management of the portion of the Small-Cap Core Fund managed by CRM. The portfolio managers who have responsibility for the day-to-day management of the portion of the Small-Cap Core Fund managed by CRM are set forth below.

27

     James P. Stoeffel and Terry Lally, CFA, are co-leaders of the team responsible for the management of the Small-Cap Value strategy at CRM.
     James P. Stoeffel, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business and is a Certified Public Accountant.
     Terry Lally, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small-cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.
     The Funds’ SAI provides additional information about the Fund managers’ compensation, other accounts managed by the Fund managers and the Fund managers’ ownership of securities in the Funds.

28

SERVICE PROVIDERS
     The chart below provides information on the Funds’ primary service providers.

Asset Shareholder Management Services Transfer Agent PFPC Inc. Investment Adviser and 760 Moore Road Administrator King of Prussia, PA 19406 Rodney Square Management Corp. Handles certain 1100 North Market Street shareholder services, Wilmington, DE 19890 including recordkeeping Manages each Fund’s and statements, payment investment activities and of distributions and oversees Fund administration processing of buy and and other service providers. sell requests. —— — WT MUTUAL FUND Wilmington Large-Cap Core Fund Wilmington Large-Cap Growth Fund Wilmington Large-Cap Value Fund Wilmington Mid-Cap Core Fund Wilmington Small-Cap Core Fund Fund Wilmington Small-Cap Growth Fund Fund Asset Operations Wilmington Small-Cap Value Fund Safe Keeping Sub-Administrator and Custodian Accounting Agent Wilmington Trust Company PFPC Inc. 1100 North Market Street 301 Bellevue Parkway Wilmington, DE 19890 Wilmington, DE 19809 Holds each Fund’s Provides facilities, assets, settles all equipment and personnel to portfolio trades and carry out administrative collects most of the services related to each Fund valuation data required and calculates each Fund’s for calculating each NAV and distributions. Fund’s NAV per share. Distribution Distributor Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406 Distributes the Funds’ Shares.

29

SHAREHOLDER INFORMATION
PRICING OF SHARES
     The price of each Fund’s shares is based on the Fund’s net asset value (“NAV”). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
     Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. This policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to these procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
     PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
PURCHASE OF SHARES
     Class A Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment in Class A Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount.
Front-End Sales Charge
          In order to purchase Class A Shares, you will incur a front-end sales charge at the time of purchase (a “sales charge”) based on the dollar amount of your purchase. The maximum initial sales charge is 3.50% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under “Sales Charge Reductions and Waivers”. To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

30

•	Information or records regarding Fund shares held in all your accounts (e.g., retirement accounts) at your financial intermediary(ies); and

•	Information or records regarding Fund shares held at any financial intermediary by persons related to you, such as members of your family or household.

          The offering price for each Investor Share is the NAV plus the front-end sales charge. When you purchase Class A Shares in a Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in Class A Shares of the Fund.
          Class A Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of each Fund’s average daily net assets attributable to Class A Shares. Class A Shares will not be subject to any contingent deferred sales charge (“CDSC” or “back-end sales charge”) when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

	Sales Charge	Sales Charge
	As a Percentage of	As a Percentage of
Your Investment	Offering Price	Your Investment
$1,000 up to $100,000	3.50%	3.63%
$100,000 up to $250,000	2.00%	2.04%
$250,000 up to $500,000	1.50%	1.52%
Over $500,000	None	None
Sales Charge Reductions and Waivers
          Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

•	Accumulation privilege — permits you to add the value of any Class A Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

•	Letter of intent — permits you to purchase Class A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Funds’ SAI for terms and conditions.

          To use these privileges, discuss your eligibility with your financial consultant.
          Net Asset Value Purchases. Class A Shares may be purchased at net asset value by:

31

•	Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

•	Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

•	Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

•	“Wrap accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of a Fund’s shares;

•	Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

•	Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

          You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
          The Funds’ SAI further explains the front-end sales charge on the Funds’ Class A Shares and is accessible, free of charge, on the Funds’ internet website at www.wilmingtonfunds.com. If you would like additional information about each Fund’s sales charges, you may also call (800) 336-9970.
     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

32

Regular mail:	Overnight mail:
Wilmington Equity Funds	Wilmington Equity Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.
     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to

33

effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
     Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing.” Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
     Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Also, because some of the Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Fund’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
     There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.
     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Equity Funds	Wilmington Equity Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
     Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to

34

execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.
     Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
     If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
     Small Accounts: If the value of your investment in a Fund falls below $500, you may be asked to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
EXCHANGE OF SHARES
     You may exchange all or a portion of your shares in a Fund for Class A Shares of the following funds (“Wilmington Funds”):
Wilmington ETF Allocation Fund
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund

35

Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
     Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account.
     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.
     Prospectuses for Class A Shares of the other Wilmington Funds may be obtained free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.
DISTRIBUTIONS
     Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.
     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

36

TAXES
     As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.
     The Funds’ distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
     It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.
DISTRIBUTION ARRANGEMENTS
     Professional Funds Distributor, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
DISTRIBUTION FEES
     The Class A Shares of each Fund have a distribution plan under Rule 12b-1 that allows a Fund to pay a fee to the Distributor for the sale and distribution of Class A Shares, and for services provided to shareholders of Class A Shares. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Fund can charge is 0.25% of a Fund’s Class A Shares average daily net assets.
SUB-TRANSFER AGENCY FEES
     The Board of Trustees has authorized each Fund to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of a Fund. Service

37

activities provided by service providers under this plan include: (a) answering shareholders inquiries; (b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders’ accounts and records; (d) assisting in processing Fund share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances; (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Fund shares; (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders; (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders; (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares; (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Funds’ shares. RSMC may provide services to some shareholders of the Funds’ shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Funds (“Intermediaries”).
ADDITIONAL PAYMENTS
     RSMC and its affiliates (other than the Funds) may pay, out of their own assets, compensation to Intermediaries in connection with the sale and distribution of Fund shares and/or shareholder services. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for distribution (Rule 12b-1) and sub-transfer agency. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, RSMC and its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by RSMC and its affiliates may be: (a) a fixed dollar amount; (b) based on the number of customer accounts maintained by an Intermediary; (c) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (d) calculated on another basis. The Additional Payments may be different for different Intermediaries.
SHARE CLASSES
     The Funds issue Class A and Institutional Shares. Each class of shares bears a pro-rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares.

38

FOR MORE INFORMATION
     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
     Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
     Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time
     The Funds’ SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.
The investment company registration number is 811-08648.

39

WILMINGTON MULTI-MANAGER LARGE-CAP FUND
WILMINGTON MULTI-MANAGER MID-CAP FUND
WILMINGTON MULTI-MANAGER SMALL-CAP FUND
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
WILMINGTON MULTI-MANAGER REAL ASSET FUND
of WT Mutual Fund
Institutional Shares
PROSPECTUS DATED                                         , 2006
               This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
               Please note that these Funds:
•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC’’), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)
               These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND DESCRIPTIONS
A look at the goals, strategies,	Summary	—
risks, expenses and financial	Performance Information	—
history of each Fund.	Fees and Expenses	—
	Expense Example	—
ADDITIONAL INVESTMENT INFORMATION
	Investment Objective	—
	Principal Investment Strategies	—
	Additional Risk Information	—
	Financial Highlights	—
MANAGEMENT OF THE FUNDS
Details about the service	Investment Adviser	—
providers.	Fund Management	—
	Service Providers	—
SHAREHOLDER INFORMATION
Policies and instructions for	Pricing of Shares	—
opening, maintaining and closing	Purchase of Shares	—
an account in any of the Funds.	Redemption of Shares	—
	Exchange of Shares	—
	Distributions	—
	Taxes	—
DISTRIBUTION ARRANGEMENTS
Details on the Funds’ share	Share Classes	—
classes.	FOR MORE INFORMATION	__

WILMINGTON MULTI-MANAGER LARGE-CAP FUND
WILMINGTON MULTI-MANAGER MID-CAP FUND
WILMINGTON MULTI-MANAGER SMALL-CAP FUND
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
WILMINGTON MULTI-MANAGER REAL ASSET FUND
FUND DESCRIPTIONS
SUMMARY

Investment Objective	•	The investment objective of each of Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund and Wilmington Multi-Manager Small-Cap Fund is to achieve long-term capital appreciation.

	•	The investment objective of Wilmington Multi-Manager International Fund is to achieve superior long-term capital appreciation.

	•	The investment objective of Wilmington Multi-Manager Real Asset Fund is to achieve long-term preservation of capital with current income.

Investment Focus	•	Equity or equity-related securities; Wilmington Multi-Manager Real Asset Fund’s focus includes equity, debt and commodity/natural resource-related securities.

Share Price Volatility	•	High

Principal Investment Strategies	•	Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”) invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap corporations.

	•	Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund’’) invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of mid-cap corporations.

	•	Wilmington Multi-Manager Small-Cap Fund (the “Small-Cap Fund’’) invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap corporations.

	•	Wilmington Multi-Manager International Fund (the “International Fund’’) invests at least 85% of its assets in a diversified portfolio of equity (or equity-related) securities of foreign issuers.

	•	Wilmington Multi-Manager Real Asset Fund (the “Real Asset Fund”), under normal market conditions invests at least 80% of its net assets in “Real Return” assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities.

	•	Each Fund utilizes a multi-manager strategy in which the investment adviser allocates the Fund’s assets among sub-advisers, or invests directly in exchange-traded funds (“ETFs”). Rodney

Square Management Corporation (“RSMC’’) serves as each Fund’s investment adviser. RSMC has delegated the responsibility of securities selection and portfolio management of the Funds to the following sub-advisers:

	For all Funds:	Wilmington Trust Investment Management, LLC.

	Large-Cap Fund:	Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc., First Quadrant, L.P. and Parametric Portfolio Associates LLC (“PPA”).

	Mid-Cap Fund:	Bennett Lawrence Management, LLC, Equity Investment Corporation and PPA.

	Small-Cap Fund:	Batterymarch Financial Management, Inc., Systematic Financial Management L.P. and PPA.

	International Fund:	Goldman Sachs Asset Management, L.P., Julius Baer Investment Management, LLC, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc.

	Real Asset Fund:	AEW Management and Advisors, L.P., Real Estate Management Services Group, LLC and Standish Mellon Asset Management Company LLC.

Principal Risks	The Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information’’ in this prospectus.

	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.
	•	It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the securities in which a Fund invests will increase in value.
	•	A Fund’s share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.
	•	Because each Fund employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Fund holding large positions in certain types of securities, industries or sectors, as a result of each sub-adviser’s independent investment decisions, which may have a negative effect on performance or offset performance of a sub-adviser.

	•	Each Fund may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause a Fund to experience higher losses than a Fund that does not use derivatives.

	•	Small and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

	•	The International Fund is subject to foreign security risks because its investments in foreign (i.e., non-U.S.) markets are subject to foreign security risks as well as the risk of losses caused by changes in foreign currency exchange rates.

	•	Because the Real Asset Fund invests in companies related to the real estate and commodity industries, the value of the Real Asset Fund’s shares may fluctuate more than the value of shares of a fund that invests in a broader range of securities.

	•	The performance of each Fund will depend on whether or not the investment adviser or sub-adviser is successful in pursuing its investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION
Wilmington Multi-Manager Large-Cap Fund
               The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Large-Cap Fund for the past two calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Russell 1000® Index and the S&P 500® Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [____%]

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

Large-Cap Fund—Institutional Shares		Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[____%]	[____%]

Return After Taxes on Distributions[1]	[____%]	[____%]

Return After Taxes on Distributions and Sale of Fund Shares[1]	[____%]	[____%]
Russell 1000® Index (reflects no deductions for fees, expenses or taxes) [2]	[____%]	[____%]
S&P 500® Index (reflects no deductions for fees, expenses or taxes) [3]	[____%]	[____%]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

[3]	The S&P 500® Index is a capitalization-weighted index consisting of 500 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares.

Wilmington Multi-Manager Mid-Cap Fund
               The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund for the past two calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Russell MidCap® Index and the S&P MidCap 400® Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

Mid-Cap Fund—Institutional Shares		Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[____%]	[____%]

Return After Taxes on Distributions[1]	[____%]	[____%]

Return After Taxes on Distributions and Sale of Fund Shares[1]	[____%]	[____%]
Russell MidCap® Index (reflects no deductions for fees, expenses or taxes) [2]	[____%]	[____%]
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes) [3]	[____%]	[____%]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 ® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

[3]	The S&P MidCap 400® Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equities market. The S&P MidCap 400® Index is a capitalization-weighted index consisting of 400 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. It covers approximately 7% of the U.S. equities market.

Wilmington Multi-Manager Small-Cap Fund
               The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund for the past two calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Russell 2000® Index and the S&P SmallCap 600® Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___%]

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

Small-Cap Fund—Institutional Shares		Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[____%]	[____%]

Return After Taxes on Distributions[1]	[____%]	[____%]

Return After Taxes on Distributions and Sale of Fund Shares[1]	[____%]	[____%]
Russell 2000® Index (reflects no deductions for fees, expenses or taxes) [2]	[____%]	[____%]
S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) [3]	[____%]	[____%]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

[3]	The S&P SmallCap 600® Index is a benchmark for performance measurement of the small-capitalization segment of the U.S. equities market. The S&P SmallCap 600® Index is a capitalization-weighted index consisting of 600 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. It covers approximately 3% of the U.S. equities market.

Wilmington Multi-Manager International Fund
               The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the MSCI EAFE® Index, a broad measure of market performance. This performance includes the performance of the Fund’s predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Past 10 Calendar Years
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___%]

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

Since
International Fund—Institutional Shares			Inception
Average Annual Total Returns as of December			June 29,
31, 2005	1 Year	5 Years	1998	10 Years[1]
Return Before Taxes	[____%]	[____%]	[____%]	[____%]	[2]

Return After Taxes on Distributions[3]	[____%]	[____%]	[____%]

Return After Taxes on Distributions and Sale of Fund Shares[3]	[____%]	[____%]	[____%]
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)[4]	[____%]	[____%]	[____%]	[____%]

[1]	For periods prior to June 29, 1998, the Fund’s predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Fund and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Wilmington Multi-Manager Real Asset Fund
               The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund for the past two calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of a blend of indices (“Blended Indices”) and the National Association of Real Estate Investment Trusts® (“NAREIT®”) Equity Index, a broad measure of market performance.
               On May 16, 2006, shareholders of the Fund approved a change to the Fund’s investment objective whereby the Fund seeks to achieve long-term preservation of capital with current income. In conjunction with the change in the Fund’s investment objective, the Trustees approved a change in the Fund’s investment strategy to allocate its assets among “real return” assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities. Prior to that date the Fund sought to achieve long-term growth of capital and high current income through investing in real estate-related securities.
               Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

Real Asset Fund—Institutional Shares			Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year		(July 1, 2003)
Return Before Taxes	[___]	%	[___]	%
Return After Taxes on Distributions[1]	[___]	%	[___]	%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___]	%	[___]	%
Blended Indices (reflects no deductions for fees, expenses or taxes.)[2]	[___]	%	[___]	%
NAREIT® Equity Index (reflects no deductions for fees, expenses or taxes)[3]	[___]	%	[___]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Blended Indices are calculated by the investment adviser and represents the weighted return of 50% Lehman Brothers Treasury Inflation Protected Securities Index, 30% NAREIT-Equity Index and 20% Dow Jones-AIG Commodity Index Total Return. The Lehman Brothers Treasury Inflation Protected Securities Index is an unmanaged index of publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The NAREIT® Equity Index is market-value weighted unmanaged index based upon the last closing price of the month for tax- qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. The Dow Jones-AIG Commodity IndexSM is a rolling index composed of futures contracts on 19 physical commodities.

[3]	The NAREIT® Equity Index is an unmanaged weighted index of “equity REITS” that tracks the performance of tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs have at least 75% of their gross invested book assets invested in the equity ownership of real estate.

FEES AND EXPENSES
               The table below shows the fees and expenses that you may pay if you buy and hold Institutional Class Shares of a Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee (a)	1.00%
Exchange fee (a)	1.00%

(a)	Institutional Shares are subject to a 1.00% redemption fee or exchange fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Large-		Small-		Real
	Cap	Mid-Cap	Cap	International	Asset
Institutional Shares	Fund	Fund	Fund	Fund	Fund
Management fees	[___%]	[___%]	[___%]	[___%]	[___%]
Distribution (12b-1) fees	None	None	None	None	None
Other expenses	[___%]	[___%]	[____%]	[____%]	[___%]
Total annual Fund operating expenses	[___%]	[___%]	[____%]	[____%]	[___%]
Waivers/Reimbursements	[__%] [1,2]	[__%] [1,2]	[___%] [1,2]	[____%]	[__%] [2]
Net expenses	[__%] [1,2]	[___%] [1,2]	[___%] [1,2]	[____%]	[__%] [2]

1	For Institutional Shares, RSMC has contractually agreed to reimburse each of the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund for other expenses to the extent such other expenses exceed 1.00%, 1.15% and 1.25%, respectively. This undertaking will remain in place until November 1, 2008, unless the Board of Trustees approves its earlier termination.

2	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

EXPENSE EXAMPLE
               This Example is intended to help you compare the cost of investing in Institutional Class Shares of a Fund with the cost of investing in other mutual funds. The Example shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a Fund’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2008, if applicable) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
               Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year		3 Years		5 Years		10 Years
Large-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
Mid-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
Small-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
International Fund	$	[___]	$	[___]	$	[___]	$	[___]
Real Asset Fund	$	[___]	$	[___]	$	[___]	$	[___]
     The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of the Institutional Shares of a Fund.
ADDITIONAL INVESTMENT INFORMATION
INVESTMENT OBJECTIVE
               The investment objective of each of the Large-Cap Fund, the Mid-Cap Fund and the Small-Cap Fund is to achieve long-term capital appreciation. The investment objective for each of these Funds may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.
               The International Fund seeks superior long-term capital appreciation. The Real Asset Fund seeks long-term preservation of capital with current income. The investment objective of each of these Funds may not be changed without shareholder approval.
               There is no guarantee that any Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES
               The Large-Cap Fund invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization at least equal to that of the smallest company in the Russell 1000® Index (“large-cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) (“ETFs”) which track a securities market index of large-cap companies, e.g. iShares®, SPDRs®, Vipers®; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large-cap companies.

               The Mid-Cap Fund invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the Russell MidCap® Index (“mid-cap companies”), at the time of purchase;

•	ETFs which track a securities market index of mid-cap companies, e.g. iShares®, SPDRs®, Vipers®; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid-cap companies.

               The Small-Cap Fund invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization less than the largest company in the Russell 2000® Index (“small-cap companies”), at the time of purchase;

•	ETFs which track a securities market index of small-cap companies, e.g. iShares®, SPDRs®, Vipers®; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small-cap companies.

               Although each of the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund maintains liquidity reserves (that is, cash awaiting investment or held to meet redemption requests), these Funds may expose such reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.
               The International Fund invests in a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (i) are organized outside of the United States or (ii) derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed outside of the United States or (iii) has at least 50% of its assets situated outside of the United States. Under normal market conditions, the International Fund invests at least 85% of its assets in the following equity or equity related securities:
•	Common stocks of foreign issuers;

•	Preferred stocks and/or debt securities that are convertible into securities of foreign issuers;

•	Receipts or American Depositary Receipts (“ADRs”), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

•	Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including ETFs.
               Although the International Fund maintains liquidity reserves (that is, cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Fund may purchase or sell foreign exchange and depository receipts. In addition, the Fund may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.
               The Real Asset Fund invests at least 80% of its assets in “Real Return” assets which consist of the following asset classes: (i) inflation-protected debt securities including Treasury Inflation-Protected Securities or “TIPS;” (ii) real estate-related securities including securities of real estate companies and real estate investment trusts; and (iii) commodity/natural resource-related securities.
               In managing the Fund, the investment adviser determines the Fund’s strategic asset allocation among Real Return assets. The following table illustrates the range of the Fund’s allocation among the Real Return asset classes (the allocations and/or actual holdings will vary from time to time):

Inflation-Protected Debt	Real Estate-	Commodity / Natural Resource-
Securities	Related Securities	Related Securities
25%-75%	20%-60%	0%-35%
               Inflation-Protected Debt Securities. Inflation-protected debt securities are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the Fund will primarily invest in TIPS, which are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government. To a limited extent, the Fund may invest in foreign currency-denominated inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The Fund may invest in securities with effective or final maturities of any length. The Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality.
               Real Estate-Related Securities. The Real Asset Fund also invests in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.
               The Fund will invest in real estate companies, such as REITs that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.
               The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.
               Commodity / Natural Resource- Related Securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in common and preferred stocks and convertible securities of issuers in commodity-related industries and other financial instruments and securities including interests in baskets of equity securities, ETFs and other investment companies.
               The Fund may also invest in “commodity-linked derivative instruments.” As a fundamental policy, no more than 15% of the Fund’s total assets may be committed or exposed to derivative instruments. Commodity-linked derivative instruments include commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.
               The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.
               The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.
               Other Investment Policies. The Fund may invest up to 25% of its assets in foreign securities. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. As a fundamental policy, no more than 15% of the Fund’s total assets may be committed or exposed to derivative instruments. The Fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.
               All Funds. Each Fund employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Fund’s assets under the general supervision of RSMC. RSMC may also allocate a portion of a Fund’s assets (up to 60%) to shares of ETFs whose underlying investments are consistent with a Fund’s investment objective. As a shareholder in an investment company, a Fund would bear its pro-rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.
               RSMC will allocate the balance of a Fund’s assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity markets (and with respect to the Real Asset Fund, the real estate and commodities markets), the outlook and projected growth of various industrial sectors, and information relating to business cycles.
               The multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.
               Any percentage limitations with respect to assets of a Fund or the capitalization requirement of companies in which a Fund invests are applied at the time of purchase.
               In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, a Fund may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, a Fund may not achieve its investment objective.
Strategies of Sub-Advisers to the Large-Cap Fund
               Armstrong Shaw Associates, Inc. (“ASA”)
               ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA’s methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA’s perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.
               Inherent in ASA’s absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. ASA’s minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Fund. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.
               In conjunction with ASA’s view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Fund’s investments.

               Montag & Caldwell, Inc. (“M&C”)
               The Investment Policy Group (“IPG”) consists of Portfolio Managers and Analysts who work as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9,000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrows the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a present value model that incorporates their Analysts’ assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above-median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.
               If a company’s results remain consistent with the firm’s forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 50 percent. A holding will be reviewed for probable sale when it reaches M&C’s target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to “add or sell.” Since the investment policy centers on positive earnings momentum within a six-month period, “add or sell” decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six to nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.
               First Quadrant, L.P. (“First Quadrant”)
               First Quadrant uses a proprietary quantitative analytical model in constructing the Fund’s investment portfolio to reflect the characteristics of the S&P® 500 Index, the Fund’s benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Fund’s portfolio relative to the S&P® 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P® 500 Index by more than +/-5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Fund’s exposure (relative to the S&P® 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.
               First Quadrant manages the portion of the Fund’s portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant’s management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.
               Parametric Portfolio Associates LLC (“PPA”)
               PPA uses a “quantitative” approach to build a portfolio in accordance with RSMC’s allocation instructions with respect to “growth” style securities and “value” style securities. Unlike “active” managers, PPA does not try to outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. PPA may use derivative instruments, primarily for liquidity, risk management or hedging purposes. PPA does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.
               PPA invests in a representative sample of securities of an index with similar capitalizations as the Fund, weighted to reflect the investment adviser’s style allocation. This essentially means building a portfolio with a growth portion based on a Barra Growth Index and a value portion based on a Barra Value Index. PPA expects that each “portion of the portfolio” will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra index. It is not expected that PPA will hold all of the securities that are included in the index or its component Barra indices.
               The performance of PPA and the index will differ due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. PPA will manage a portfolio on the Fund’s behalf with similar characteristics to those of the index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that PPA’s investment performance will equal or approximate that of the index.
Strategies of Sub-Advisers to the Mid-Cap Fund
               Bennett Lawrence Management, LLC (“BLM”)
               BLM employs a mid-cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.
               In seeking competitively advantaged companies that participate in the fastest growing markets, BLM’s investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 30-35 securities concentrated in those sectors which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Fund to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.
               Equity Investment Corporation (“EIC”)
               EIC invests in well-managed, structurally sound companies selling at a discount to their “true” value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as “value traps”).
               Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity (“ROE”) above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.
               Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its “true” value, based upon proprietary, in-house valuation models. EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are ROE and growth.
               Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.
               After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and l0-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal. If a company passes all levels of analysis, then it may be added to portfolios. Stocks are sold if any of the following conditions are met:
•	The security reaches EIC’s measure of full value.

•	The position increases to more than 6% of the portfolio.

•	The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

•	A major change occurs rendering historical data invalid for determining the true value of business ownership.

•	The firm’s quality or financial strength falls below acceptable levels.
               Parametric Portfolio Associates LLC (“PPA”)
               For a summary of PPA’s investment strategies, please see “Strategies of Sub-Advisers to the Large-Cap Fund—Parametric Portfolio Associates LLC (“PPA”)” above.
Strategies of Sub-Advisers to the Small-Cap Fund
               Batterymarch Financial Management, Inc. (“BFM”)
               Rigorous stock selection and effective risk control are the foundation of BFM’s small-cap growth strategy. BFM looks at stocks from a fundamental perspective, using the speed and efficiency of quantitative techniques. The investment process ranks stocks across the dimensions typically used by fundamental investors—cash flow, earnings growth, expectations, value, technical and corporate signals—using traditional fundamental factors such as book value to price, EPS forward to price and sales momentum, as well as proprietary measures. All factors incorporated into the stock selection process have been tested for their effectiveness in predicting excess return. The process runs daily, ranking all 3,000 securities in BFM’s liquid investable universe. All buy/sell decisions are determined by these rankings, ensuring that they are based on each stock’s objective valuation.
               Sector allocation decisions are made using a proprietary, bottom-up sector model. A multifactor risk model optimizes the portfolio, weighing variables such as stock rankings, sector weights, market cap constraints and client-directed guidelines. BFM uses a variety of fundamental growth, value and quality characteristics for accurate, daily identification of growth stocks. In general, most of the stocks BFM holds will have market capitalizations of $50 million to $2 billion. The portfolio is always fully invested and broadly diversified, with strict controls over sector and market cap exposures. BFM’s proprietary trading strategy is designed to minimize total transaction costs—opportunity costs, market impact and commissions. Portfolio managers manually review all buy/sell decisions before execution. Daily analysis of completed transactions is used to monitor trade efficiency.
               Systematic Financial Management L.P. (“SFM”)
               SFM’s small-cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM’s small-cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.
               In choosing investments, SFM invests in companies that possess strong cash flow characteristics, have low levels of debt and which it believes are undervalued relative to a company’s ability to generate cash flows.
               SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. SFM also looks for “catalysts” which could positively or negatively affect prices of current and potential holdings of the portion of the Fund managed by SFM.
               Parametric Portfolio Associates LLC (“PPA”)
               For a summary of PPA’s investment strategies, please see “Strategies of Sub-Advisers to the Large-Cap Fund—Parametric Portfolio Associates LLC (“PPA”)” above.
Strategies of Sub-Advisers to the International Fund
               Goldman Sachs Asset Management, L.P. (“GSAM”)
               GSAM’s Structured International Strategy seeks to achieve consistent relative outperformance. GSAM’s investment team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Fund’s benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 150-250 securities on behalf of the Fund.
               Julius Baer Investment Management, LLC (“JBIM”)
               JBIM employs a “core” approach to the management of international equities. As such, its strategy invests in both “growth” and “value” companies. The flexibility to tilt JBIM’s allocation of the Fund toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIM with one means of potentially generating out-performance. JBIM believes in well-diversified, international equity portfolios, typically investing in between 250 and 450 individual companies.

               JBIM utilizes different investment tactics for different markets. Within the developed market sector, individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIM employs a “hybrid” approach employing both top-down and bottom-up approaches. JBIM will invest in large, mid sized and smaller companies, but prefers the larger, more liquid issues unless the smaller companies offer a significant advantage in expected future return.
               The Boston Company Asset Management, LLC (“BCAM”)
               BCAM’s investment strategy will use bottom-up analysis to attempt to identify non-U.S. small-cap companies with improving business momentum that have not yet been recognized by the market. BCAM will closely manage portfolio risk in an attempt to maximize the performance contribution of stock selection and avoid areas of uncompensated volatility, such as country or sector allocations.
               BCAM employs a proprietary screening method to uncover companies to analyze. After making such determination, BCAM uses public financial documents, industry analysis, competitive evaluation, third party research reports, public documents and knowledge and experience of its investment staff in processing and analyzing information. BCAM’s process attempts to identify stocks that are undervalued relative to prospective earnings and which may exceed market expectations.
               Acadian Asset Management, Inc. (“Acadian”)
               Acadian provides global equity management across a wide spectrum of investment mandates by risk level, style, cap size and other criteria. Acadian employs structured stock and sector/country valuations models that are customized to each market. Acadian has designed its models to capture a broad range of characteristics such as value, earnings growth and technical factors.
               Acadian uses stock factors to attempt to predict how well each stock in its 20,000 stock universe will perform relative to its sector/country zone. Acadian also applies separate models to forecast sector/country level returns, in order to attempt to predict how well each stock’s sector/country zone will perform relative to others. Acadian combines and weights the values of all factors and uses a proprietary calculation to determine a return forecast for each stock. Acadian then uses a portfolio optimization program to trade off the expected return of the stocks with such considerations as the client’s benchmark index, desired level of risk, transaction costs and other specifications.
Strategies of Sub-Advisers to the Real Asset Fund
               AEW Management and Advisors, L.P. (“AEW”)
               AEW manages a portion of the Fund’s assets allocated to real estate-related securities. AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies’ securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities, AEW draws upon the combined expertise of its real estate, research and securities professionals.
               When selecting investments, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:
•	Valuation: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company’s anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

•	Price: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

•	Income: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

•	Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.
               In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW’s stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.
               Real Estate Management Services Group, LLC (“REMS”)
               REMS manages a portion of the Fund’s assets allocated to real estate-related securities. REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS’s clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS’s managers rely heavily on fundamental research combined with extensive direct real estate experience.

               REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm’s managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield and capital structure, to identify candidates for investment.
               The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.
               REMS’s management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.
               Standish Mellon Asset Management Company LLC (“Standish Mellon”)
               Standish Mellon manages the portion of the Fund’s assets allocated to TIPS. Standish Mellon’s investment strategy is to identify cyclical economic trends and position the portfolio to take advantage of the real interest rate environment. Since these trends change slowly, the investment process will generate only a limited amount of portfolio turnover. Total return, scenario and breakeven analysis are utilized in creating a portfolio consistent with Standish Mellon’s macro-economic outlook and to identify relative value opportunities along the yield curve. The sub-adviser attempts to determine the optimal yield curve position for the Fund’s TIPS investments and to identify relative value opportunities along the real yield curve. Research for the Fund is conducted through the use of proprietary models, relative value tools and fundamental and quantitative research. Standish Mellon’s experienced research team attempts to find investment opportunities through the use of this quantitative analysis, in-depth fundamental research and technology.
ADDITIONAL RISK INFORMATION
               The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”) which is available on the Funds’ website at http://www.wilmingtonfunds.com. Each Fund may be subject to additional principal risks other than those described below because the types of investments made by a Fund can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Fund, please refer to the Funds’ SAI.
•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund’s performance.

•	Commodity Risk. The Real Asset Fund’s investments in commodity / natural resource- related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates can affect the net asset value of a Fund.

•	Debt Security Risks: A Fund may invest in debt securities, which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security’s duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Derivatives Risk: Some Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund’s total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk: Investments in foreign companies are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and issuers with smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

•	IPO Risk: A Fund may acquire common and preferred stock of issuers in an initial public offering (“IPO”). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of a Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on performance).

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Risks of Securities Linked to the Real Estate Industry: The Real Asset Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Real Asset Fund invests.

In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Real Asset Fund will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•	Small/Mid-Cap Risk: Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS
               The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years, or if shorter, the period of the Fund’s operation. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by [                    ], whose report, along with each Fund’s financial statements, is included in the Institutional Shares’ Annual Report, which is available without charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.
Large-Cap Fund — Institutional Shares

For the
	For the				Fiscal Year
	Year Ended	For the Year			July 1, 2003[1]
	June 30,	Ended June			through June
	2006	30, 2005			30, 2004
Net Asset Value — Beginning of Year	$ [___]	$	[___]		$ [___]

Investment Operations:
Net investment income[2]	[___]		[___]		[___]
Net realized and unrealized gain on investments	[___]		[___]		[___]
Total from investment operations	[___]		[___]		[___]
Distributions:
From net investment income	[___]		[___]		[___]
Net Asset Value — End of Year	$ [___]	$	[___]		$ [___]

Total Return	[___%]		[___%]		[___%]	**
Ratios (to average net assets)/Supplemental Data:[3]
Expenses:
Including expense limitations	[___%]		[___%]		[___%]	*
Excluding expense limitations	[___%]		[___%]		[___%]	*
Net investment income	[___%]		[___%]		[___%]	*
Portfolio turnover rate	[___%]		[___%]	[4]	[___%]	**[5]
Net assets at end of year (000 omitted)	$ [___]	$	[___]		$ [___]

*	Annualized.

**	Not annualized.

1	Commencement of operations.

2	The net investment income was calculated using the average shares outstanding method.

3	For the periods prior to July 1, 2005, the Fund operated in a “fund-of-funds” structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I-Large-Cap Multi-Manager Series and Large-Cap Quantitative Series (the “Series”). Effective July 1, 2005, the Fund no longer operates in a “fund-of-funds” structure.

4	Portfolio turnover reflects the Fund’s investment activity. The portfolio turnover for the Large-Cap Multi-Manager Series and Large-Cap Quantitative Series was [___%] and [___%], respectively, for the fiscal year ended June 30, 2005.

5	Portfolio turnover reflects the Fund’s investment activity. The portfolio turnover for the Large-Cap Multi-Manager Series and Large-Cap Quantitative Series was [___%] and [___%], respectively, for the period July 1, 2003 through June 30, 2004.

Mid-Cap Fund-Institutional Shares

	For the Fiscal			For the Fiscal			For the Period
	Year Ended			Year Ended			July 1, 2003[1]
	June 30, 2006			June 30, 2005			through June
30, 2004
Net Asset Value — Beginning of Year	$	[___]		$	[___]		$ [___]

Investment Operations:
Net investment income (loss)[2]		[___]	[3]		[___]	[3]	[___]
Net realized and unrealized gain on investments		[___]			[___]		[___]
Total from investment operations		[___]			[___]		[___]
Distributions:
From net investment income		[___]			[___]		—
From net realized gain		[___]			[___]		—
Total distributions		[___]			[___]		—
Net Asset Value-End of Year	$	[___]		$	[___]		$ [___]

Total Return		[___%]			[___%]		[___%]	**
Ratios (to average net assets)/Supplemental Data:[4]
Expenses:
Including expense limitations		[___%]			[___%]		[___%]	*
Excluding expense limitations		[___%]			[___%]		[___%]	*
Net investment income		[___%]			[___%]		[___%]	*
Portfolio turnover rate		[___%]			[___%]	[5]	[___%]	**[6]
Net assets at end of year (000 omitted)	$	[_____]		$	[_____]		$ [_____]

*	Annualized.

**	Not annualized.

1	Commencement of operations.

2	The net investment income (loss) per share was calculated using the average shares outstanding method.

3	Less than $0.01 per share.

4	For the periods prior to July 1, 2005, the Fund operated in a “fund-of-funds” structure. The expense and net investment income ratios include expenses allocated from the underlying funds. WT Investment Trust I—Mid-Cap Multi-Manager Series and Mid-Cap Quantitative Series. Effective July 1, 2005, the Fund no longer operates in a “fund-of-funds” structure.

5	Portfolio turnover reflects the Fund’s investment activity. The portfolio turnover for the Mid-Cap Multi-Manager Series and Mid-Cap Quantitative Series was [___%] and [___%], respectively, for the fiscal year ended June 30, 2005.

6	Portfolio turnover reflects the Fund’s investment activity. The portfolio turnover for the Mid-Cap Multi-Manager Series and Mid-Cap Quantitative Series was [___%] and [___%], respectively, for the period July 1, 2003 through June 30, 2004.

Small-Cap Fund — Institutional Shares

For the Period
	For the Fiscal		For the Fiscal			July 1, 2003[1]
	Year Ended		Year Ended			through June 30,
	June 30, 2006		June 30, 2005			2004
Net Asset Value — Beginning of Year	$	[___]	$	[___]		$ [___]

Investment Operations:
Net investment loss[2]		[___]		[___]		[___]
Net realized and unrealized gain on investments		[___]		[___]		[___]
Total from investment operations		[___]		[___]		[___]
Distributions:
From net realized gain		[___]		[___]
Net Asset Value-End of Year	$	[___]	$	[___]		$ [___]

Total Return		[___%]		[___%]		[___%]	**
Ratios (to average net assets)/Supplemental Data:[3]
Expenses:
Including expense limitations		[___%]		[___%]		[___%]	*
Excluding expense limitations		[___%]		[___%]		[___%]	*
Net investment income		[___%]		[___%]		[___%]	*
Portfolio turnover rate		[___%]		[___%]	[4]	[___%]	**[5]
Net assets at end of year (000 omitted)	$	[_____]	$	[_____]		$ [_____]

*	Annualized.

**	Not annualized.

1	Commencement of operations.

2	The net investment loss per share was calculated using the average shares outstanding method.

3	For the periods prior to July 1, 2005, the Fund operated in a “fund-of-funds” structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I—Small-Cap Multi-Manager Series and Small-Cap Quantitative Series (the “Series”). Effective July 1, 2005, the Fund no longer operates in a “fund-of-funds” structure.

4	Portfolio turnover reflects the Fund’s investment activity. The portfolio turnover for the Small-Cap Multi-Manager Series and Small-Cap Quantitative Series was [___%] and [___%], respectively, for the fiscal year ended June 30, 2005.

5	Portfolio turnover reflects the Fund’s investment activity. The portfolio turnover for the Small-Cap Multi-Manager Series and Small-Cap Quantitative Series was [___%] and [___%], respectively, for the period July 1, 2003 through June 30, 2004.

International Fund—Institutional Shares

	For the Fiscal Years Ended June 30,
	2006	2005	2004	2003	2002
Net Asset Value-Beginning of Year	[___]	$7.39	$5.75	$6.29	$7.43

Investment Operations:
Net investment income[1]	[___]	0.14	0.08	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	[___]	1.07	1.59	(0.61)	(1.07)

Total from investment operations	[___]	1.21	1.67	(0.54)	(1.06)

Distributions:

From net investment income	[___]	(0.07)	(0.03)	—	(0.02)
From net realized gain	[___]	—	—	—	(0.06)

Total distributions	[___]	(0.07)	(0.03)	—	(0.08)
Net Asset Value—End of Year	[___]	$8.53	$7.39	$5.75	$6.29

Total Return	[___]	16.41%	29.12%	(8.59)%	(l4.30)%
Ratios (to average net assets)/Supplemental Date[2]
Expenses:
Including expense limitations	[___]	1.00%	1.08%	1.36%	1.37%
Excluding expense limitations	[___]	1.00%	1.08%	1.38%	1.39%
Net investment income	[___]	1.76%	1.16%	1.28%	0.21%
Portfolio turnover rate	[___]	71%	129%	148%	91%
Net assets at end of year (000 omitted)	[___]	$426,581	$251,851	$95,420	$61,660

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	For the periods prior to July 1, 2005, the Fund operated in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I—International Multi-Manager Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

Real Asset Fund1—Institutional Shares

	For the Fiscal		For the Fiscal	For the Period July
	Year Ended		Year Ended	1, 2003[2] through
	June 30, 2006		June 30, 2005	June 30, 2004
Net Asset Value-Beginning of Year	$	[___]	$11.77	$103
Investment Operations:
Net investment income[3]		[___]	0.31	0.38
Net realized and unrealized gain on investments		[___]	3.12	1.55
Total from investment operations		[___]	3.43	1.93
Distributions:
From net investment income		[___]	(0.35)	(0.15)
From net realized gains		[___]	(0.67)	(0.01)
Total distributions		[___]	(1.02)	(0.16)
Net Asset Value-End of Year	$	[___]	$14.18	$11.77
Total Return		[___%]	30.00%	19.40	%**
Ratios (to average net assets)/Supplemental Data:[4]
Expenses:
Including expense limitations		[___%]	1.17%	1.56	%*
Excluding expense limitations		[___%]	1.29%	1.78	%*
Net investment income		[___%]	2.36%	3.16	%*
Portfolio turnover rate		[___%]	7.5%	2.9	%**
Net assets at end of year (000 omitted)	$	[____]	$58,963	$40,621

*	Annualized.

**	Not annualized.

1	Formerly, Wilmington Multi-Manager Real Estate Securities Fund.

2	Commencement of operations.

3	The net investment income was calculated using the average shares outstanding method.

4	For the periods prior to July 1, 2005, the Fund operated in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Real Estate Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

MANAGEMENT OF THE FUND
          The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
          Rodney Square Management Corporation (“RSMC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to each of the Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As the Fund’s investment adviser, RSMC has overall responsibility for directing their investments and overseeing the sub-adviser’s investment activities. For each Fund under RSMC’s supervision, WTIM allocates the Fund’s assets among sub-advisers and ETFs and oversees the sub-advisers’ investment activities. As of                     , 2006, RSMC had approximately $[___] billion in assets under management.
          For the fiscal year ended June 30, 2006, the Funds paid, in the aggregate, the following advisory and sub-advisory fees, as a percentage of each Fund’s average daily net assets:

Large-Cap Fund	[___]	%
Mid-Cap Fund	[___]	%
Small-Cap Fund	[___]	%
International Fund	[___]	%
Real Asset Fund	[___]	%
          RSMC is entitled to a monthly advisory fee at the annual rate of 0.35% of each Fund’s average daily net assets.
          WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
          Subject to its obligation to seek best execution, RSMC may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with RSMC or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

FUND MANAGEMENT
Portfolio Managers-Investment Adviser and Sub-Adviser
          The management of the Funds and their sub-advisers is the responsibility of a group of RSMC and WTIM investment professionals, which makes its style allocation, sub-adviser and ETFs investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and WTIM who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.
For All Funds
Rodney Square Management Corporation, Investment Adviser
Wilmington Trust Investment Management, LLC, Sub-Adviser
          Robert E. Reiser, CFA is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust’s asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.
          R. Samuel Fraundorf, CFA, CPA has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust’s investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).
          Adrian Cronje, Ph.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
          George Chen, CFA has been Assistant Vice President at RSMC and WTIM since January 2005. Previously, he was a Research Analyst for WTIM in 2004, and a Senior Accountant at Balentine & Company from 1997-2003. Mr. Chen is responsible for daily monitoring of manager allocations and cash flows, as well as implementing trades necessary to accommodate inflows and outflows of cash. He also works in the areas of manager due diligence, search and selection.
           David Skid, CPA, CFA is a Vice President and Senior Investment Analyst of RSMC and WTIM. He oversees domestic equity manager research as a member of Wilmington Trust’s Research Team. Prior to joining Balentine & Company in 2002, which became an independently-operated affiliate of Wilmington Trust that same year, Mr. Skid specialized in Investment Advisory Services at Ernst & Young.

           Below is a list of each Fund’s sub-advisers and their staff who are jointly and primarily responsible for the day-to-day management of each Fund’s assets. Information about portfolio manager compensation, other accounts managed by the portfolio managers and their ownership in the Funds can be found in the Funds’ SAI.
Portfolio Managers—Sub-Advisers
          Each sub-adviser makes the day-to-day investment decisions for the portion of a Fund’s assets that it manages, subject to the supervision of RSMC, WTIM and the Board of Trustees. Each sub-adviser continuously reviews, supervises and administers its own investment program.
Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund
          Parametric Portfolio Associates, LLC. PPA, a sub-adviser to the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA’s stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of                     , 2006, PPA had assets under management of approximately $[___] billion.
          Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.
Large-Cap Fund
          Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of                     , 2006, ASA had assets under management of approximately $[___] billion. Jeffrey Shaw is the Lead Portfolio Manager for the portion of the Fund managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.
          Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of                     , 2006, M&C had assets under management of approximately $[___] billion. An investment management team makes the investment decisions for the portion of assets of the Fund managed by M&C.
          Ronald E. Canakaris, CIC, CFA, leads the M&C Investment Management Team. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a B.S. and B.A. from the University of Florida.
          Helen M. Donahue, CFA, is Vice President and Investment Counselor of M&C. Ms. Donahue joined M&C in 1997 after six years in the investment business. Prior to joining

M&C, she served as an Assistant Vice President and Fixed Income Portfolio Manager for Legg Mason Capital Management. She is a registered representative with the National Association of Securities Dealers and her professional affiliations include the Association for Investment Management and Research and the Atlanta Society of Financial Analysts. Ms. Donahue holds a B.A. from Loyola College.
          Grover C. Maxwell III, CFA, is Senior Vice President and Investment Counselor of M&C. Mr. Maxwell joined M&C in 1988 and currently serves as a Portfolio Manager/Investment Counselor. His professional affiliations include the Association for Investment Management and Research and the Atlanta Society of Financial Analysts. Mr. Maxwell holds a B.A. from The University of the South and an M.B.A. from Emory University. Mr. Maxwell assists in the day-to-day management of the Fund.
          First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of                     , 2006, First Quadrant had assets and overlays under management of approximately $[___] billion.
          Christopher G. Luck and R. Max Darnell are the Lead Portfolio Managers for the portion of the Fund managed by First Quadrant. Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quadrant’s predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a Portfolio Manager for, First Quadrant and has been with the firm since 1991.
Mid-Cap Fund
          Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of                     , 2006, BLM had assets under management of approximately $[___] billion.
          Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. (“CJL”). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

          W. Alexander L. Ely is a Portfolio Manager at BLM. In addition to portfolio management responsibilities, Mr. Ely is a generalist and covers companies in the wireless communications, defense and financial services categories. Prior to joining the firm in 1997, Mr. Ely was an Equity Product Manager at Oppenheimer Management Corp. Mr. Ely received a Bachelor of Arts in Economics from the University of New Hampshire.
          Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm manages equity portfolios for institutions and individuals. As of                     , 2006, EIC had assets under management of approximately $[___] million.
          James F. Barksdale is President of EIC and is the Portfolio Manager for EIC’s mid-cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a Portfolio Manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.
Small-Cap Fund
          Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to corporations, pension plans, mutual funds and trusts. As of                     , 2006, BFM had assets under management of approximately $[___] billion.
          Anthony C. Santosus, CFA, is a Portfolio Manager of BFM. Mr. Santosus joined BMF’s U.S. investment team in 2001. Prior to that, he managed U.S. equity portfolios at Putnam Investments, with additional responsibilities related to product development. He also served as an Investment Technologist and Quantitative Analyst at Putnam. Mr. Santosus is a member of the Boston Security Analysts Society and a former member of the Frank Russell Advisory Board, and has 19 years of investment experience. He holds a B.S. from Northeastern University.
          Lisa A. Bozoyan, CFA, is a Portfolio Manager of BFM. Ms. Bozoyan joined BFM in 2000 as a U.S. Investment Specialist and was promoted to Portfolio Manager in 2003. Ms. Bozoyan was previously a Quantitative Analyst at Boston Advisors, Inc. She also held responsibilities at Advest. Inc. and worked in the oil and gas industries. Ms. Bozoyan has eight years of investment experience. She holds a B.A. from College of the Holy Cross and an M.A. from The Fletcher School of Law and Diplomacy.
          Yu-Nien (Charles) Ko, CFA, is a Portfolio Manager of BFM. Mr. Ko joined BFM in 2000 as a Quantitative Analyst and was promoted to Portfolio Manager in 2003. He was previously involved in business strategy and development at Hartford Financial Services and worked as an Application Engineer at Mathworks. Mr. Ko has seven years of investment experience. He holds a B.S. from the Massachusetts Institute of Technology and an M.B.A. from the Yale School of Management.
          Edward R. Miller, CFA, is a Portfolio Manager of BFM. Mr. Miller joined BFM in 2004. He was formerly a Quantitative Analyst from 2003 to 2004 at 1838 Investment Advisors and headed Edward Miller Associates, which provided stock recommendations. Mr. Miller also worked as a Portfolio Manager at Guardian Investors Services from 1989 to 2001 and was an Analyst at I/B/E/S prior thereto. He is a member of the Boston Security Analysts Society, the Chicago Quantitative Alliance, the Society of Quantitative Analysts and the Financial Executives Networking Group. Mr. Miller has 18 years of investment experience. He holds a B.A. from Dickinson College and an M.B.A. from New York University.
          Michael D. Soares is a Portfolio Manager of BFM. Mr. Soares joined BFM in 1996 as an Assistant Portfolio Manager and became a Quantitative Analyst in 1998. He was promoted to Portfolio Manager in 2003. Prior to BFM, Mr. Soares had portfolio accounting responsibilities at MFS Asset Management, Inc. and was a Trading Assistant at Invesco Management & Research, Inc. Mr. Soares has 11 years of investment experience. He holds a B.A. from the University of Maine and an M.B.A. from Bentley College.
          Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of                     , 2006, SFM had assets under management of approximately $[___] billion.
          Ken Burgess, CFA, is a Partner of SFM and serves as Lead Portfolio Manager. He began his investment career with SFM in 1993.
International Fund
          Goldman Sachs Asset Management, L.P. GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., is located at 32 Old Slip, New York, New York 10005. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. (Goldman Sachs). As of                     , 2006, GSAM along with other units of IMD had assets under management of approximately $[___] billion. GSAM’s Quantitative Equity Team is led by Robert Jones. Mr. Jones’ team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated Portfolio Managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International Strategy, overseen by Mr. Ioffe.
          Robert Jones, CFA, is a Managing Director of GSAM’s Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a Portfolio Manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

          Len Ioffe, CFA, is a Managing Director and Senior Portfolio Manager on the Global Quantitative Equity Team, where he is responsible for portfolio management of global and non-U.S. portfolios. He is also a member of the GQE Investment Policy Committee. Prior to this role Len performed portfolio construction and risk analysis of both domestic and international portfolios and implemented different trading strategies. Len joined GSAM in 1994. Before joining GSAM, he worked at Smith Barney Shearson. Len has 15 years of industry experience. He received an M.S. in Computer Science from St. Petersburg Polytechnic University in Russia and an M.B.A. from New York University’s Stern School of Business.
          Julius Baer Investment Management, LLC. JBIM, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. (“JBS”). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of                     , 2006, JBIM had assets under management of approximately $[___] billion. Richard C. Pell and Rudolph Riad Younes are the members of JBIM’s portfolio management team who are responsible for the management of the International Fund.
          Rudolph Riad Younes, CFA, is a Senior Vice President and the Head of International Equities of JBIM. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIM. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English and French and has a working knowledge of German.
          Richard C. Pell is a Senior Vice President and the Chief Investment Officer of JBIM. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its U.S. balanced and fixed income management. Mr. Pell holds a B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.
          The Boston Company Asset Management, LLC. BCAM is a registered investment adviser, with its principal executive office located at One Boston Place, Boston, MA 02109. Mellon Trust of New England, N.A., located at One Boston Place, Boston, MA 02109, owns a majority interest in BCAM. As of                     , 2006, BCAM had assets under management of approximately $[___] billion. BCAM was founded on January 1, 1970.
          Daniel B. LeVan, CFA is the Lead Portfolio Manager for BCAM’s International Small Cap Equity Strategy. He is also a member of the portfolio management team for BCAM’s Global Equity and International Core Equity disciplines. In addition, Mr. LeVan is responsible for conducting research covering the health care and technology sectors. Prior to joining the firm,

Mr. LeVan was a Captain serving in the United States Air Force. He received his M.S.F. from Boston College and his M.B.A. from Bentley College. Mr. LeVan holds a B.S. from Clarkson University. Mr. LeVan is a Chartered Financial Analyst charter holder.
          John W. Evers, CFA is an Assistant Portfolio Manager for BCAM’s Global Equity, International Core and International Small Cap Equity Strategies. He is also responsible for performing research covering the energy and telecommunications sectors. Prior to joining BCAM, Mr. Evers was a Fixed Income Quantitative Analyst at Wellington Management. Previously, he was a Senior Analyst at Aetna Life & Casualty. Mr. Evers holds his M.S.F. from Boston College and his B.S. from the University of Maine. Mr. Evers is a Chartered Financial Analyst charter holder.
          Acadian Asset Management, Inc. Acadian is a registered investment adviser, with its principal executive office located at One Post Office Square, Boston, MA 02109. Old Mutual Asset Managers (U.S.) LLC, located at 200 Clarendon Street, 53rd Floor, Boston, MA 02116, is the sole shareholder of Acadian. Old Mutual (U.S.) Holdings Inc. is the sole shareholder of Old Mutual Asset Managers (U.S.) LLC. OM Group (UK) Limited is the sole shareholder of Old Mutual (U.S.) Holdings Inc. and Old Mutual PLC is the sole shareholder of OM Group (UK) Limited. As of                     , 2006, Acadian had assets under management of approximately $[___] billion. Acadian was founded in 1986.
          Matthew J. Cohen, CFA is a Senior Vice President, Portfolio Manager, and the Investment Database Manager. Matt joined Acadian in 1994. He specializes in equity valuation techniques and manages the processes and data that drive Acadian’s investment approach. Previously, Mr. Cohen worked as a Senior Systems Analyst and Project Manager for Digital Equipment Corporation. Education: B.S., Management, Rensselaer Polytechnic Institute; M.B.A., Finance, Boston University.
          Terence C. Burnham, Ph.D. is a Portfolio Manager and the Director of Economics. Mr. Burnham joined Acadian in the Fall of 2005. He was formerly an Economics Professor at Harvard Business School, University of Michigan and Harvard’s Kennedy School. Formerly President and CFO of Progenics Pharmaceuticals, Inc., Publisher of academic articles and numerous books. Masters in Computer Science, San Diego State University; Masters in Management, MIT’s Sloan School; Ph.D. in Business Economics from Harvard University. He served with distinction as a tank driver in the U.S. Marine Corps.
Real Asset Fund
          AEW Management and Advisors, L.P. AEW, an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW had $[___] billion of assets under management as of                     , 2006. AEW is a subsidiary of (and controlled by) IXIS Asset Management North America, L.P., which is part of IXIS Asset Management Group. Together with subsidiaries and affiliates in the U.S., Europe and Asia, IXIS Asset Management Group managed more than $[___] billion in assets for institutions and individuals as of                     , 2006. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210.

          Matthew A. Troxell serves as Portfolio Manager for the Fund. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has over 20 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.
          Real Estate Management Services Group, LLC. REMS, located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. REMS is a registered investment adviser specializing in REIT portfolio management. As of                     , 2006, the REMS Group had approximately $[___] million in assets under management.
          Edward W. Turville, CFA, is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.
          John E. Webster, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an Analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a Loan Officer and Asset Manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.
          Standish Mellon Asset Management Company LLC. Standish Mellon is a registered investment adviser, with its principal executive office located at Mellon Financial Center, One Boston Place, Suite 024-0344, Boston, Massachusetts 02108. Mellon Financial Corporation, located at One Boston Place, Boston, MA 02109, wholly owns Standish Mellon. As of                     , 2006, Standish Mellon had assets under management of approximately $[___] billion. Standish Mellon was formed on July 31, 2001.
          With respect to the portion of the Fund’s assets allocated to Standish Mellon, Robert M. Bayston, CFA serves as the Lead Portfolio Manager. In addition Aimee M. Figueiredo and Nate D. Pearson serve as Research Analysts.
          Robert M. Bayston, CFA, is a Portfolio Manager for Standish Mellon’s TIPS strategy and a Derivatives Trader. His trading responsibilities include the analysis and execution of derivative strategies across fixed income sectors including Treasuries, agencies, interest rate swaps, mortgages and corporate bonds. Using derivatives as hedging tools, Mr. Bayston is responsible for evaluating multi-sector option strategies and their application to portfolios. He joined the company in 1991 and has an M.S. from Boston College and a B.S. from the University of Virginia.

          Aimee M. Figueiredo is a Liquid Product Trader. She joined the company in 2002. She has a B.A. from Elmira College. She is currently a candidate in the CFA program.
          Nate D. Pearson is a Trader, responsible for liquid products. He joined the company in 2005 from Darling Consulting Group, where he was responsible for interest rate risk analysis and balance sheet management for client banks. Nate has an M.S.F. from Boston College and a B.S. from the University of New Hampshire. He is a candidate in the CFA program.

SERVICE PROVIDERS
The chart below provides information on the Funds’ primary service providers.
Asset Shareholder Management Services Transfer Agent PFPC Inc. 760 Moore Road King of Prussia, PA 19406 Investment Adviser and Administrator Handles certain Rodney Square Management Corp. shareholder services, 1100 North Market Street including recordkeeping Wilmington, DE 19890 and statements, payment Manages each Fund’s investment activities and of distributions and oversees Fund administration and other service processing of buy and providers. sell requests.
WT MUTUAL FUND Wilmington Multi-Manager Large-Cap Fund Wilmington Multi-Manager Mid-Cap Fund Wilmington Multi-Manager Small-Cap Fund Wilmington Multi-Manager International Fund Wilmington Multi-Manager Real Asset Fund
Fund Fund Asset Operations Safe Keeping
Sub-Administrator and Accounting Agent Custodian PFPC Inc. Wilmington Trust Company 301 Bellevue Parkway 1100 North Market Street Wilmington, DE 19809 Wilmington, DE 19890 Provides facilities, equipment and personnel to Holds each Fund’s assets, settles all carry out administrative services related to portfolio trades and collects most of the each Fund and calculates each Fund’s NAV and valuation data required for calculating distributions. each Fund’s NAV per share.
Distribution
Distributor Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406 Distributes the Funds’ Shares.

SHAREHOLDER INFORMATION
PRICING OF SHARES
          The price of each Fund’s shares is based on the Fund’s net asset value (“NAV”). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
          Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.
          PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
PURCHASE OF SHARES
          Institutional shares are offered on a continuous basis and are sold without sales charges. The minimum initial investment in Institutional Shares is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.

          You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
          By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Multi-Manager Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Multi-Manager Funds	Wilmington Multi-Manager Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
          By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and, if making an initial purchase, to also obtain an account number.
          Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
          Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
          It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

REDEMPTION OF SHARES
          You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
          Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
          Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing.” Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.

          Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Because certain of the Funds invest significantly in foreign securities traded on markets which close prior to when such Fund determines its net asset value, market timing can cause dilution in the value of such Fund’s shares held by other shareholders. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “PRICING OF SHARES” for more information. Also, because some of the Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Fund’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
          There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.
          By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your account number, your printed name and your signature should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Multi-Manager Funds	Wilmington Multi-Manager Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
          By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.

          Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
          In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
          If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
          Small Accounts: If the value of your investment in a Fund falls below $50,000, you may be asked to increase your balance. If after 60 days the account value is still below $50,000, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account’s market value. The minimum account balance for accounts existing prior to November 1, 2005 is $500. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
EXCHANGE OF SHARES
You may exchange all or a portion of your shares in a Fund for Institutional Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund

Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
          Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
          Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder’s account.
          Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged.
          Prospectuses for Institutional Shares of the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
DISTRIBUTIONS
          Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.
          Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES
          As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.
          The Funds’ distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
          It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
          State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
          This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
          Professional Fund Distributors, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
SHARE CLASSES
          The Funds issue Institutional, Class A and Service Class Shares. Each class of shares bears a pro-rata portion of that Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

FOR MORE INFORMATION
FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
          Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
          Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
          Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time
          The Funds’ SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
          FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.
The investment company registration number is 811-08648.

WILMINGTON MULTI-MANAGER LARGE-CAP FUND
WILMINGTON MULTI-MANAGER MID-CAP FUND
WILMINGTON MULTI-MANAGER SMALL-CAP FUND
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
WILMINGTON MULTI-MANAGER REAL ASSET FUND
of WT Mutual Fund
Class A Shares
PROSPECTUS DATED                     , 2006
          This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
          Please note that these Funds:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by, the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)
          Class A Shares of the Funds are offered with a front-end sales charge except for certain persons eligible to purchase Class A Shares at Net Asset Value. See “Sales Charge Reductions and Waivers.”
          These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FUND DESCRIPTIONS
A look at the goals, strategies,	Summary	—
risks, expenses and financial	Performance Information	—
history of each Fund.	Fees and Expenses	—
	Expense Example	—
ADDITIONAL INVESTMENT INFORMATION
	Investment Objective	—
	Principal Investment Strategies	—
	Additional Risk Information	—
	Financial Highlights	—
MANAGEMENT OF THE FUNDS
Details about the service	Investment Adviser	—
providers.	Fund Management	—
	Service Providers	—
SHAREHOLDER INFORMATION
Policies and instructions for	Pricing of Shares	—
opening, maintaining and	Purchase of Shares	—
closing an account in any of the Funds.	Front-End Sales Charge	—
	Redemption of Shares	—
	Exchange of Shares	—
	Distributions	—
	Taxes	—
Details on the Funds’	DISTRIBUTION ARRANGEMENTS
distribution arrangements,	Distribution Fees	—
Rule 12b-1 fees and share classes.	Sub-Transfer Agency Fees	—
	Additional Payments	—
	Share Classes	—
	FOR MORE INFORMATION	—

-i-

WILMINGTON MULTI-MANAGER LARGE-CAP FUND
WILMINGTON MULTI-MANAGER MID-CAP FUND
WILMINGTON MULTI-MANAGER SMALL-CAP FUND
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
WILMINGTON MULTI-MANAGER REAL ASSET FUND
FUND DESCRIPTIONS
SUMMARY

Investment Objective	•	The investment objective of each of Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund and Wilmington Multi-Manager Small-Cap Fund is to achieve long-term capital appreciation.

	•	The investment objective of Wilmington Multi-Manager International Fund is to achieve superior long-term capital appreciation.

	•	The investment objective of Wilmington Multi-Manager Real Asset Fund is to achieve long-term preservation of capital with current income.

Investment Focus	•	Equity or equity-related securities; Wilmington Multi-Manager Real Asset Fund’s focus includes equity, debt and commodity/natural resource-related securities.

Share Price Volatility	•	High

Principal Investment Strategies	•	Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”) invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap corporations.

	•	Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund’’) invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of mid-cap corporations.

	•	Wilmington Multi-Manager Small-Cap Fund (the “Small-Cap Fund’’) invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap corporations.

	•	Wilmington Multi-Manager International Fund (the “International Fund’’) invests at least 85% of its assets in a diversified portfolio of equity (or equity-related) securities of foreign issuers.

	•	Wilmington Multi-Manager Real Asset Fund (the “Real Asset Fund’’) under normal market conditions invests at least 80% of its net assets in “Real Return” assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities.

•	Each Fund utilizes a multi-manager strategy in which the investment adviser allocates the Fund’s assets among sub-advisers, or invests directly in exchange-traded funds (“ETFs”). Rodney Square Management Corporation (“RSMC’’) serves as each Fund’s investment adviser. RSMC has delegated the responsibility of securities selection and portfolio management of the Funds to the following sub-advisers:

For all Funds:	Wilmington Trust Investment Management, LLC.

Large-Cap Fund:	Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc., First Quadrant, L.P. and Parametric Portfolio Associates LLC (“PPA”).

Mid-Cap Fund:	Bennett Lawrence Management, LLC, Equity Investment Corporation and PPA.

Small-Cap Fund:	Batterymarch Financial Management, Inc., Systematic Financial Management L.P. and PPA.

International Fund:	Goldman Sachs Asset Management, L.P., Julius Baer Investment Management, LLC, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc.

Real Asset Fund:	AEW Management and Advisors, L.P., Real Estate Management Services Group, LLC and Standish Mellon Asset Management Company LLC.

Principal Risks	The Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information’’ in this prospectus.

	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the securities in which a Fund invests will increase in value.

	•	A Fund’s share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

	•	Because each Fund employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Fund holding large positions in certain types of securities, industries or sectors, as a result of each sub-adviser’s independent investment decisions, which may have a negative effect on performance or offset performance of a sub-adviser.

	•	Each Fund may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause a Fund to experience higher losses than a Fund that does not use derivatives.

	•	Small and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

	•	The International Fund is subject to foreign security risks because its investments in foreign (i.e., non-U.S.) markets are subject to foreign security risks as well as the risk of losses caused by changes in foreign currency exchange rates.

	•	Because the Real Asset Fund invests in companies related to the real estate and commodity industries, the value of the Real Asset Fund’s shares may fluctuate more than the value of shares of a fund that invests in a broader range of securities.

	•	The performance of each Fund will depend on whether or not the investment adviser or sub-adviser is successful in pursuing its investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION
Wilmington Multi-Manager Large-Cap Fund
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund for the past two calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Russell 1000® Index and the S&P 500® Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___%]

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

Since
Large-Cap Fund-Class A Shares		Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[___%]	[___%]
Return After Taxes on Distributions[1]	[___%]	[___%]
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___%]	[___%]
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)[2]	[___%]	[___%]
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[3]	[___%]	[___%]

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3	The S&P 500® Index is a capitalization-weighted index consisting of 500 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares.

Wilmington Multi-Manager Mid-Cap Fund
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund for the past two calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Russell MidCap® Index and the S&P MidCap 400® Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___%]

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

Since
Mid-Cap Fund-Class A Shares		Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[___%]	[___%]
Return After Taxes on Distributions[1]	[___%]	[___%]
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___%]	[___%]
Russell MidCap® Index (reflects no deductions for fees, expenses or taxes)[2]	[___%]	[___%]
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)[3]	[___%]	[___%]

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 25% of the total market capitalization of the Russell 1000® Index. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3	The S&P MidCap 400® Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equities market. The S&P MidCap 400® Index is a capitalization-weighted index consisting of 400 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. It covers approximately 7% of the U.S. equities market.

Wilmington Multi-Manager Small-Cap Fund
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund for the past two calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Russell 2000® Index and the S&P SmallCap 600® Index, both broad measures of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___%]

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

Since
Small-Cap Fund-Class A Shares		Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[___%]	[___%]
Return After Taxes on Distributions[1]	[___%]	[___%]
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___%]	[___%]
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)[2]	[___%]	[___%]
S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)[3]	[___%]	[___%]

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3	The S&P SmallCap 600® Index is a benchmark for performance measurement of the small-capitalization segment of the U.S. equities market. The S&P SmallCap 600® Index is a capitalization-weighted index consisting of 600 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. It covers approximately 3% of the U.S. equities market.

Wilmington Multi-Manager International Fund
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the MSCI EAFE® Index, a broad measure of market performance. This performance includes the performance of the Fund’s predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Past 10 Calendar Years
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___%]

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

International Fund-Class A Shares			Since Inception
Average Annual Total Returns as of			(June 29,
December 31, 2005	1 Year	5 Years	1998)	10 Years[1]
Return Before Taxes	[___%]	[___%]	[___%]
Return After Taxes on Distributions[2]	[___%]	[___%]	[___%]
Return After Taxes on Distributions and Sale of Fund Shares[3]	[___%]	[___%]	[___%]
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)[4]	[___%]	[___%]	[___%]	[___%]

1	For periods prior to June 29, 1998, the Fund’s predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

2	This performance information reflects the performance of the Fund and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

3	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

4	The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Wilmington Multi-Manager Real Asset Fund
          The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund for the past two calendar years and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of a blend of indices (“Blended Indices”) and the National Association of Real Estate Investment Trusts® (“NAREIT®”) Equity Index, a broad measure of market performance.
          On May 16, 2006, shareholders of the Fund approved a change to the Fund’s investment objective whereby the Fund seeks to achieve long-term preservation of capital with current income. In conjunction with the change in the Fund’s investment objective, the Trustees approved a change in the Fund’s investment strategy to allocate its assets among “real return” assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities. Prior to that date the Fund sought to achieve long-term growth of capital and high current income through investing in real estate-related securities.
          Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___%]

Best Quarter	Worst Quarter
[___%]	[___%]
[___]	[___]

Since
Real Asset Fund-Class A Shares		Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[___%]	[___%]
Return After Taxes on Distributions[1]	[___%]	[___%]
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___%]	[___%]
Blended Indices (reflects no deductions for fees, expenses or taxes)[2]
NAREIT® Equity Index (reflects no deductions for fees, expenses or taxes)[2]	[___%]	[___%]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Blended Indices are calculated by the investment adviser and represents the weighted return of 50% Lehman Brothers Treasury Inflation Protected Securities Index, 30% NAREIT-Equity Index and 20% Dow Jones-AIG Commodity Index Total Return. The Lehman Brothers Treasury Inflation Protected Securities Index is an unmanaged index of publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The NAREIT® Equity Index is market-value weighted unmanaged index based upon the last closing price of the month for tax- qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. The Dow Jones-AIG Commodity IndexSM is a rolling index composed of futures contracts on 19 physical commodities.

[3]	The NAREIT® Equity Index is an unmanaged weighted index of “equity REITS” that tracks the performance of tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs have at least 75% of their gross invested book assets invested in the equity ownership of real estate.

FEES AND EXPENSES
          The table below shows the fees and expenses that you may pay if you buy and hold Class A Shares of a Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1]	3.50%
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[2]	1.00%
Exchange fee[2]	1.00%

[1]	Lower front-end sales charges for Class A Shares may be available with the purchase of $100,000 or more. See “Front-End Sales Charge” for additional information.

[2]	Class A Shares are subject to a 1.00% redemption fee or exchange fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Real
	Large-Cap		Mid-Cap		Small-Cap		International	Asset
Class A Shares	Fund		Fund		Fund		Fund	Fund
Management fees	[___%]		[___%]		[___%]		[___%]	[___%]
Distribution (12b-1) fees	0.25%		0.25%		0.25%		0.25%	0.25%
Other expenses	[____%]		[____%]		[____%]		[____%]	[____%]
Total annual Fund operating expenses	[____%]		[____%]		[____%]		[____%]	[____%]
Waivers/Reimbursements	[____%]	[1,2]	[____%]	[1,2]	[____%]	[1,2]	[____%]	[___%] [2]
Net expenses	[___%]	[1,2]	[____%]	[1,2]	[___%]	[1,2]		[___%] [2]

[1]	RSMC has agreed to waive a portion of its advisory fee or reimburse each of the Large-Cap Fund, the Mid-Cap Fund and the Small-Cap Fund for expenses to the extent total annual operating expenses excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 1.00%, 1.15% and 1.25%, respectively. This undertaking will remain in place until November 1, 2008, unless the Board of Trustees approves its earlier termination.

[2]	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

EXPENSE EXAMPLE
          This Example is intended to help you compare the cost of investing in Class A Shares of a Fund with the cost of investing in other mutual funds. The Example shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a Fund’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2008, if applicable) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Class A Shares	1 Year		3 Years		5 Years		10 Years
Large-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
Mid-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
Small-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
International Fund	$	[___]	$	[___]	$	[___]	$	[___]
Real Asset Fund	$	[___]	$	[___]	$	[___]	$	[___]

          The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future, of the Class A Shares of a Fund.

ADDITIONAL INVESTMENT INFORMATION
INVESTMENT OBJECTIVE
          The investment objective of each of the Large-Cap Fund, the Mid-Cap Fund and the Small-Cap Fund is to achieve long-term capital appreciation. The investment objective for each of these Funds may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.
          The International Fund seeks superior long-term capital appreciation. The Real Asset Fund seeks long-term preservation of capital with current income. The investment objective of each of these Funds may not be changed without shareholder approval.
          There is no guarantee that any Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
          The Large-Cap Fund invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:
•	Common stocks of U.S. corporations that have a market capitalization at least equal to that of the smallest company in the Russell 1000® Index (“large-cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) (“ETFs”) which track a securities market index of large-cap companies, e.g. iShares®, SPDRs®, Vipers®; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large-cap companies.
          The Mid-Cap Fund invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the Russell MidCap® Index (“mid-cap companies”), at the time of purchase;

•	ETFs which track a securities market index of mid-cap companies, e.g. iShares®, SPDRs®, Vipers®; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid-cap companies.
          The Small-Cap Fund invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:
•	Common stocks of U.S. corporations that have a market capitalization less than the largest company in the Russell 2000® Index (“small-cap companies”), at the time of purchase;

•	ETFs which track a securities market index of small-cap companies, e.g. iShares®, SPDRs®, Vipers®; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small-cap companies.
          Although each of the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund maintains liquidity reserves (that is, cash awaiting investment or held to meet redemption requests), these Funds may expose such reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.
          The International Fund invests in a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (i) are organized outside of the United States or (ii) derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed outside of the United States or (iii) has at least 50% of its assets situated outside of the United States. Under normal market conditions, the International Fund invests at least 85% of its assets in the following equity or equity-related securities:
•	Common stocks of foreign issuers;

•	Preferred stocks and/or debt securities that are convertible into securities of foreign issuers;

•	Receipts or American Depositary Receipts (“ADRs”), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

•	Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including ETFs.

          Although the International Fund maintains liquidity reserves (that is, cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Fund may purchase or sell foreign exchange and depository receipts. In addition, the Fund may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.
          The Real Asset Fund invests at least 80% of its assets in “Real Return” assets which consist of the following asset classes: (i) inflation-protected debt securities including Treasury Inflation-Protected Securities or “TIPS;” (ii) real estate-related securities including securities of real estate companies and real estate investment trusts; and (iii) commodity/natural resource-related securities.
          In managing the Fund, the investment adviser determines the Fund’s strategic asset allocation among Real Return assets. The following table illustrates the range of the Fund’s allocation among the Real Return asset classes (the allocations and/or actual holdings will vary from time to time):

Commodity / Natural
Inflation-Protected Debt	Real Estate-	Resource-
Securities	Related Securities	Related Securities
25%-75%	20%-60%	0%-35%
          Inflation-Protected Debt Securities. Inflation-protected debt securities are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the Fund will primarily invest in TIPS, which are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government. To a limited extent, the Fund may invest in foreign currency-denominated inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The Fund may invest in securities with effective or final maturities of any length. The Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality.
          Real Estate-Related Securities. The Real Asset Fund also invests in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.
          The Fund will invest in real estate companies, such as equity REITs that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.
          The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.
          Commodity / Natural Resource- Related Securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in common and preferred stocks and convertible securities of issuers in commodity-related industries and other financial instruments and securities including interests in baskets of equity securities, ETFs and other investment companies.
          The Fund may also invest in “commodity-linked derivative instruments.” As a fundamental policy, no more than 15% of the Fund’s total assets may be committed or exposed to derivative instruments. Commodity-linked derivative instruments include commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.
          The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.
          The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

          Other Investment Policies. The Fund may invest up to 25% of its assets in foreign securities. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. As a fundamental policy, no more than 15% of the Fund’s total assets may be committed or exposed to derivative instruments. The Fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.
          All Funds. Each Fund employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Fund’s assets under the general supervision of RSMC. RSMC may also allocate a portion of a Fund’s assets (up to 60%) to shares of ETFs whose underlying investments are consistent with a Fund’s investment objective. As a shareholder in an investment company, a Fund would bear its pro-rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.
          RSMC will allocate the balance of a Fund’s assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity markets (and with respect to the Real Asset Fund, the real estate and commodities markets), the outlook and projected growth of various industrial sectors, and information relating to business cycles.
          The multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.
          Any percentage limitations with respect to assets of a Fund or the capitalization requirement of companies in which a Fund invests are applied at the time of purchase.
          In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, a Fund may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, a Fund may not achieve its investment objective.

Strategies of Sub-Advisers to the Large-Cap Fund
     Armstrong Shaw Associates, Inc. (“ASA”)
          ASA employs a large-capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA’s methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA’s perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.
          Inherent in ASA’s absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large-capitalizations. ASA’s minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Fund. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.
          In conjunction with ASA’s view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Fund’s investments.
     Montag & Caldwell, Inc. (“M&C”)
          The Investment Policy Group (“IPG”) consists of Portfolio Managers and Analysts who work as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9,000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrows the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a present value model that incorporates their Analysts’ assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above-median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.
          If a company’s results remain consistent with the firm’s forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 50 percent. A holding will be reviewed for probable sale when it reaches M&C’s target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to “add or sell.” Since the investment policy centers on positive earnings momentum within a six-month period, “add or sell” decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six to nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.
     First Quadrant, L.P. (“First Quadrant”)
          First Quadrant uses a proprietary quantitative analytical model in constructing the Fund’s investment portfolio to reflect the characteristics of the S&P 500® Index, the Fund’s benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Fund’s portfolio relative to the S&P 500® Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500® Index by more than 5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Fund’s exposure (relative to the S&P 500® Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.
          First Quadrant manages the portion of the Fund’s portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant’s management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

     Parametric Portfolio Associates LLC (“PPA”)
          PPA uses a “quantitative” approach to build a portfolio in accordance with RSMC’s allocation instructions with respect to “growth” style securities and “value” style securities. Unlike “active” managers, PPA does not try to outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. PPA may use derivative instruments, primarily for liquidity, risk management or hedging purposes. PPA does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.
          PPA invests in a representative sample of securities of an index with similar capitalizations as the Fund, weighted to reflect the investment adviser’s style allocation. This essentially means building a portfolio with a growth portion based on a Barra® Growth Index and a value portion based on a Barra® Value Index. PPA expects that each “portion of the portfolio” will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra® index. It is not expected that PPA will hold all of the securities that are included in the index or its component Barra® indices.
          The performance of PPA and the index will differ due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra® index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. PPA will manage a portfolio on the Fund’s behalf with similar characteristics to those of the index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that PPA’s investment performance will equal or approximate that of the index.
Strategies of Sub-Advisers to the Mid-Cap Fund
     Bennett Lawrence Management, LLC (“BLM”)
          BLM employs a mid-cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.
          In seeking competitively advantaged companies that participate in the fastest growing markets, BLM’s investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 30-35 securities concentrated in those sectors which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Fund to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.
     Equity Investment Corporation (“EIC”)
          EIC invests in well-managed, structurally sound companies selling at a discount to their “true” value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as “value traps”).
          Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity (“ROE”) above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.
          Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its “true” value, based upon proprietary, in-house valuation models. EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are ROE and growth.
          Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.
          After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal. If a company passes all levels of analysis, then it may be added to portfolios. Stocks are sold if any of the following conditions are met:
•	The security reaches EIC’s measure of full value.

•	The position increases to more than 6% of the portfolio.

•	The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

•	A major change occurs rendering historical data invalid for determining the true value of business ownership.

•	The firm’s quality or financial strength falls below acceptable levels.
     Parametric Portfolio Associates LLC (“PPA”)
          For a summary of PPA’s investment strategies, please see “Strategies of Sub-Advisers to the Large-Cap Fund-Parametric Portfolio Associates LLC (“PPA”)” above.
Strategies of Sub-Advisers to the Small-Cap Fund
     Batterymarch Financial Management, Inc. (“BFM”)
          Rigorous stock selection and effective risk control are the foundation of BFM’s small-cap growth strategy. BFM looks at stocks from a fundamental perspective, using the speed and efficiency of quantitative techniques. The investment process ranks stocks across the dimensions typically used by fundamental investors — cash flow, earnings growth, expectations, value, technical and corporate signals — using traditional fundamental factors such as book value to price, EPS forward to price and sales momentum, as well as proprietary measures. All factors incorporated into the stock selection process have been tested for their effectiveness in predicting excess return. The process runs daily, ranking all 3,000 securities in BFM’s liquid investable universe. All buy/sell decisions are determined by these rankings, ensuring that they are based on each stock’s objective valuation.
          Sector allocation decisions are made using a proprietary, bottom-up sector model. A multifactor risk model optimizes the portfolio, weighing variables such as stock rankings, sector weights, market cap constraints and client-directed guidelines. BFM uses a variety of fundamental growth, value and quality characteristics for accurate, daily identification of growth stocks. In general, most of the stocks BFM holds will have market capitalizations of $50 million to $2 billion. The portfolio is always fully invested and broadly diversified, with strict controls over sector and market cap exposures. BFM’s proprietary trading strategy is designed to minimize total transaction costs — opportunity costs, market impact and commissions. Portfolio managers manually review all buy/sell decisions before execution. Daily analysis of completed transactions is used to monitor trade efficiency.
     Systematic Financial Management L.P. (“SFM”)
          SFM’s small-cap value approach utilizes proprietary value-oriented methodologies to identify small-capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM’s small-cap value approach seeks to identify undervalued small-capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.
          In choosing investments, SFM invests in companies that possess strong cash flow characteristics, have low levels of debt and which it believes are undervalued relative to a company’s ability to generate cash flows.

          SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. SFM also looks for “catalysts” which could positively or negatively affect prices of current and potential holdings of the portion of the Fund managed by SFM.
     Parametric Portfolio Associates LLC (“PPA”)
          For a summary of PPA’s investment strategies, please see “Strategies of Sub-Advisers to the Large-Cap Fund-Parametric Portfolio Associates LLC (“PPA”)” above.
Strategies of Sub-Advisers to the International Fund
     Goldman Sachs Asset Management, L.P. (“GSAM”)
          GSAM’s Structured International Strategy seeks to achieve consistent relative outperformance. GSAM’s investment team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Fund’s benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 150-250 securities on behalf of the Fund.
     Julius Baer Investment Management, LLC (“JBIM”)
          JBIM employs a “core” approach to the management of international equities. As such, its strategy invests in both “growth” and “value” companies. The flexibility to tilt JBIM’s allocation of the Fund toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIM with one means of potentially generating out-performance. JBIM believes in well-diversified, international equity portfolios, typically investing in between 250 and 450 individual companies.
          JBIM utilizes different investment tactics for different markets. Within the developed market sector, individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIM employs a “hybrid” approach employing both top-down and bottom-up approaches. JBIM will invest in large, mid-sized and smaller companies, but prefers the larger, more liquid issues unless the smaller companies offer a significant advantage in expected future return.
     The Boston Company Asset Management, LLC (“BCAM”)
          BCAM’s investment strategy will use bottom-up analysis to attempt to identify non-U.S. small cap companies with improving business momentum that have not yet been recognized by the market. BCAM will closely manage portfolio risk in an attempt to maximize the performance contribution of stock selection and avoid areas of uncompensated volatility, such as country or sector allocations.
          BCAM employs a proprietary screening method to uncover companies to analyze. After making such determination, BCAM uses public financial documents, industry analysis,

competitive evaluation, third party research reports, public documents and knowledge and experience of its investment staff in processing and analyzing information. BCAM’s process attempts to identify stocks that are undervalued relative to prospective earnings and which may exceed market expectations.
          Acadian Asset Management, Inc. (“Acadian”)
          Acadian provides global equity management across a wide spectrum of investment mandates by risk level, style, cap size and other criteria. Acadian employs structured stock and sector/country valuations models that are customized to each market. Acadian has designed its models to capture a broad range of characteristics such as value, earnings growth and technical factors.
          Acadian uses stock factors to attempt to predict how well each stock in its 20,000 stock universe will perform relative to its sector/country zone. Acadian also applies separate models to forecast sector/country level returns, in order to attempt to predict how well each stock’s sector/country zone will perform relative to others. Acadian combines and weights the values of all factors and uses a proprietary calculation to determine a return forecast for each stock. Acadian then uses a portfolio optimization program to trade off the expected return of the stocks with such considerations as the client’s benchmark index, desired level of risk, transaction costs and other specifications.
Strategies of Sub-Advisers to the Real Asset Fund
          AEW Management and Advisors, L.P. (“AEW”)
          AEW manages a portion of the Fund’s assets allocated to real estate-related securities. AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies’ securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities, AEW draws upon the combined expertise of its real estate, research and securities professionals.
          When selecting investments, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:
•	Valuation: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company’s anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

•	Price: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

•	Income: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

•	Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.
          In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW’s stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.
          Real Estate Management Services Group, LLC (“REMS”)
          REMS manages a portion of the Fund’s assets allocated to real estate-related securities. REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS’s clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS’s managers rely heavily on fundamental research combined with extensive direct real estate experience.
          REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm’s managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield and capital structure, to identify candidates for investment.
          The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.
          REMS’s management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however,

and is driven by attractive investment opportunities and not specific allocation targets versus an index.
          Standish Mellon Asset Management Company LLC (“Standish Mellon”)
          Standish Mellon manages the portion of the Fund’s assets allocated to TIPS. Standish Mellon’s investment strategy is to identify cyclical economic trends and position the portfolio to take advantage of the real interest rate environment. Since these trends change slowly, the investment process will generate only a limited amount of portfolio turnover. Total return, scenario and breakeven analysis are utilized in creating a portfolio consistent with Standish Mellon’s macro-economic outlook and to identify relative value opportunities along the yield curve. The sub-adviser attempts to determine the optimal yield curve position for the Fund’s TIPS investments and to identify relative value opportunities along the real yield curve. Research for the Fund is conducted through the use of proprietary models, relative value tools and fundamental and quantitative research. Standish Mellon’s experienced research team attempts to find investment opportunities through the use of this quantitative analysis, in-depth fundamental research and technology.
ADDITIONAL RISK INFORMATION
          The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”) which is available on the Funds’ website at http://www.wilmingtonfunds.com. Each Fund may be subject to additional principal risks other than those described below because the types of investments made by a Fund can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Fund, please refer to the Funds’ SAI.
•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund’s performance.

•	Commodity Risk. The Real Asset Fund’s investments in commodity / natural resource- related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of a Fund.

•	Debt Security Risks: A Fund may invest in debt securities, which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security’s duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Derivatives Risk: Some of a Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund’s total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk: Investments in foreign companies are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and issuers with smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

•	“IPO” Risk: A Fund may acquire common and preferred stock of issuers in an initial public offering (“IPO”). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of a Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on performance).

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Risks of Securities Linked to the Real Estate Industry: The Real Asset Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Real Asset Fund invests.

In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Real Asset Fund will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•	Small-Cap/Mid-Cap Risk: Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS
     The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of the Fund’s operation. Certain information reflects financial results for a single Class A Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by [___], whose report, along with each Fund’s financial statements, is included in the Class A Shares’ Annual Report, which is available without charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

Large-Cap Fund – Class A Shares	For the Fiscal Year Ended June 30, 2006
Net Asset Value — Beginning of Year

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Year

Total Return

Ratios (to average net assets)/ Supplemental Data:[3]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of year (000 omitted)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Less than $0.01 per share.

[3]	The Class A Shares of the Large-Cap Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

Mid-Cap Fund – Class A Shares	For the Fiscal Year Ended June 30, 2006
Net Asset Value – Beginning of Year

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Year

Total Return

Ratios (to average net assets)/ Supplemental Data:[3]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of year (000 omitted)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Less than $0.01 per share.

[3]	The Class A Shares of the Mid-Cap Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

Small-Cap Fund – Class A Shares	For the Fiscal Year Ended June 30, 2006
Net Asset Value – Beginning of Year

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations
Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Year

Total Return

Ratios (to average net assets)/ Supplemental Data:[3]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of year (000 omitted)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Less than $0.01 per share.

[3]	The Class A Shares of the Small-Cap Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

International Fund – Class A Shares	For the Fiscal Year Ended June 30 2006
Net Asset Value – Beginning of Year

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Year

Total Return

Ratios (to average net assets)/ Supplemental Data:[3]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of year (000 omitted)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Less than $0.01 per share.

[3]	The Class A Shares of the International Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

Real Asset Fund – Class A Shares	For the Fiscal Year Ended June 30, 2006
Net Asset Value – Beginning of Year

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Year

Total Return

Ratios (to average net assets)/ Supplemental Data:[3]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of year (000 omitted)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Less than $0.01 per share.

[3]	The Real Asset Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

MANAGEMENT OF THE FUND
          The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
          Rodney Square Management Corporation (“RSMC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to each of the Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As the Funds’ investment adviser, RSMC has overall responsibility for directing their investments and overseeing the sub-advisers’ investment activities. For each Fund under RSMC’s supervision, WTIM allocates the Funds’ assets among sub-advisers and ETFs and oversees the sub-advisers’ investment activities. As of                     , 2006, RSMC had approximately $[___] billion in assets under management.
          For the fiscal year ended June 30, 2006, the Funds paid, in the aggregate, the following advisory and sub-advisory fees as a percentage of each Fund’s average daily net assets:

Large-Cap Fund	[__]	%
Mid-Cap Fund	[__]	%
Small-Cap Fund	[__]	%
International Fund	[__]	%
Real Asset Fund	[__]	%
          RSMC is entitled to a monthly advisory fee at the annual rate of 0.35% of each Fund’s average daily net assets.
          WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
          Subject to its obligation to seek best execution, RSMC may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with RSMC or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

FUND MANAGEMENT
Portfolio Managers-Investment Adviser and Sub-Advisers
          The management of the Funds and their sub-advisers is the responsibility of a group of RSMC and WTIM investment professionals, which makes its style allocation, sub-adviser and ETFs investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and WTIM who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.
For All Funds
Rodney Square Management Corporation, Investment Adviser
Wilmington Trust Investment Management, LLC, Sub-Adviser
          Robert E. Reiser, CFA is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust’s asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.
          R. Samuel Fraundorf, CFA, CPA has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust’s investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).
          Adrian Cronje, Ph.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
          George Chen, CFA has been Assistant Vice President at RSMC and WTIM since January 2005. Previously, he was a Research Analyst for WTIM in 2004, and a Senior Accountant at Balentine & Company from 1997-2003. Mr. Chen is responsible for daily monitoring of manager allocations and cash flows, as well as implementing trades necessary to accommodate inflows and outflows of cash. He also works in the areas of manager due diligence, search and selection.
           David Skid, CPA, CFA is a Vice President and Senior Investment Analyst of RSMC and WTIM. He oversees domestic equity manager research as a member of Wilmington Trust’s Research Team. Prior to joining Balentine & Company in 2002, which became an independently-operated affiliate of Wilmington Trust that same year, Mr. Skid specialized in Investment Advisory Services at Ernst & Young.

          Below is a list of each Fund’s sub-advisers and their staff who are jointly and primarily responsible for the day-to-day management of each Fund’s assets. Information about portfolio manager compensation, other accounts managed by the portfolio managers and their ownership in the Funds can be found in the Funds’ SAI.
Portfolio Managers-Sub-Advisers
          Each sub-adviser makes the day-to-day investment decisions for the portion of a Fund’s assets that it manages, subject to the supervision of RSMC, WTIM and the Board of Trustees. Each sub-adviser continuously reviews, supervises and administers its own investment program.
Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund
          Parametric Portfolio Associates, LLC. PPA, a sub-adviser to the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA’s stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of                     , 2006, PPA had assets under management of approximately $[___] billion.
          Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.
Large-Cap Fund
          Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of                     , 2006, ASA had assets under management of approximately $[___] billion. Jeffrey Shaw is the Lead Portfolio Manager for the portion of the Fund managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.
          Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of                     , 2006, M&C had assets under management of approximately $[___] billion. An investment management team makes the investment decisions for the portion of assets of the Fund managed by M&C.
          Ronald E. Canakaris, CIC, CFA leads the M&C Investment Management Team. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a B.S. and B.A. from the University of Florida.

          Helen M. Donahue, CFA is Vice President and Investment Counselor of M&C. Ms. Donahue joined M&C in 1997 after six years in the investment business. Prior to joining M&C, she served as an Assistant Vice President and Fixed Income Portfolio Manager for Legg Mason Capital Management. She is a registered representative with the National Association of Securities Dealers and her professional affiliations include the Association for Investment Management and Research and the Atlanta Society of Financial Analysts. Ms. Donahue holds a B.A. from Loyola College.
          Grover C. Maxwell III, CFA is Senior Vice President and Investment Counselor of M&C. Mr. Maxwell joined M&C in 1988 and currently serves as a Portfolio Manager/Investment Counselor. His professional affiliations include the Association for Investment Management and Research and the Atlanta Society of Financial Analysts. Mr. Maxwell holds a B.A. from The University of the South and an M.B.A. from Emory University. Mr. Maxwell assists in the day-to-day management of the Fund.
          First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of                     , 2006, First Quadrant had assets and overlays under management of approximately $[___] billion.
          Christopher G. Luck and R. Max Darnell are the Lead Portfolio Managers for the portion of the Fund managed by First Quadrant. Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quadrant’s predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a Portfolio Manager for, First Quadrant and has been with the firm since 1991.
Mid-Cap Fund
          Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of                     , 2006, BLM had assets under management of approximately $[___] billion.
          Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. (“CJL”). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

          W. Alexander L. Ely is a Portfolio Manager at BLM. In addition to portfolio management responsibilities, Mr. Ely is a generalist and covers companies in the wireless communications, defense and financial services categories. Prior to joining the firm in 1997, Mr. Ely was an Equity Product Manager at Oppenheimer Management Corp. Mr. Ely received a Bachelor of Arts in Economics from the University of New Hampshire.
          Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm manages equity portfolios for institutions and individuals. As of                     , 2006, EIC had assets under management of approximately $[___] million.
          James F. Barksdale is President of EIC and is the Portfolio Manager for EIC’s mid-cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.
Small-Cap Fund
          Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to corporations, pension plans, mutual funds and trusts. As of                     , 2006, BFM had assets under management of approximately $[___] billion.
          Anthony C. Santosus, CFA is a Portfolio Manager of BFM. Mr. Santosus joined BMF’s U.S. investment team in 2001. Prior to that, he managed U.S. equity portfolios at Putnam Investments, with additional responsibilities related to product development. He also served as an Investment Technologist and Quantitative Analyst at Putnam. Mr. Santosus is a member of the Boston Security Analysts Society and a former member of the Frank Russell Advisory Board, and has 19 years of investment experience. He holds a B.S. from Northeastern University.
          Lisa A. Bozoyan, CFA is a Portfolio Manager of BFM. Ms. Bozoyan joined BFM in 2000 as a U.S. Investment Specialist and was promoted to Portfolio Manager in 2003. Ms. Bozoyan was previously a Quantitative Analyst at Boston Advisors, Inc. She also held responsibilities at Advest, Inc. and worked in the oil and gas industries. Ms. Bozoyan has eight years of investment experience. She holds a B.A. from College of the Holy Cross and an M.A. from The Fletcher School of Law and Diplomacy.
          Yu-Nien (Charles) Ko, CFA is a Portfolio Manager of BFM. Mr. Ko joined BFM in 2000 as a Quantitative Analyst and was promoted to Portfolio Manager in 2003. He was previously involved in business strategy and development at Hartford Financial Services and worked as an application engineer at Mathworks. Mr. Ko has seven years of investment experience. He holds a B.S. from the Massachusetts Institute of Technology and an M.B.A. from the Yale School of Management.
          Edward R. Miller, CFA is a Portfolio Manager of BFM. Mr. Miller joined BFM in 2004. He was formerly a Quantitative Analyst from 2003 to 2004 at 1838 Investment Advisors and headed Edward Miller Associates, which provided stock recommendations. Mr. Miller also worked as a Portfolio Manager at Guardian Investors Services from 1989 to 2001 and was an Analyst at I/B/E/S prior thereto. He is a member of the Boston Security Analysts Society, the Chicago Quantitative Alliance, the Society of Quantitative Analysts and the Financial Executives Networking Group. Mr. Miller has 18 years of investment experience. He holds a B.A. from Dickinson College and an M.B.A. from New York University.
          Michael D. Soares is a Portfolio Manager of BFM. Mr. Soares joined BFM in 1996 as an Assistant Portfolio Manager and became a Quantitative Analyst in 1998. He was promoted to Portfolio Manager in 2003. Prior to BFM, Mr. Soares had portfolio accounting responsibilities at MFS Asset Management, Inc. and was a Trading Assistant at Invesco Management & Research, Inc. Mr. Soares has 11 years of investment experience. He holds a B.A. from the University of Maine and an M.B.A. from Bentley College.
          Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of                     , 2006, SFM had assets under management of approximately $[___] billion.
          Ken Burgess, CFA is a Partner of SFM and serves as Lead Portfolio Manager. He began his investment career with SFM in 1993.
International Fund
          Goldman Sachs Asset Management, L.P. GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., is located at 32 Old Slip, New York, New York 10005. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. (Goldman Sachs). As of                     , 2006, GSAM along with other units of IMD had assets under management of approximately $[___] billion. GSAM’s Quantitative Equity Team is led by Robert Jones. Mr. Jones’ team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International Strategy, overseen by Mr. Ioffe.
          Robert Jones, CFA is a Managing Director of GSAM’s Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a Portfolio Manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

          Len Ioffe, CFA is a Managing Director and Senior Portfolio Manager on the Global Quantitative Equity Team, where he is responsible for portfolio management of global and non-U.S. portfolios. He is also a member of the GQE Investment Policy Committee. Prior to this role Len performed portfolio construction and risk analysis of both domestic and international portfolios and implemented different trading strategies. Len joined GSAM in 1994. Before joining GSAM, he worked at Smith Barney Shearson. Len has 15 years of industry experience. He received an M.S. in Computer Science from St. Petersburg Polytechnic University in Russia and an M.B.A. from New York University’s Stern School of Business.
          Julius Baer Investment Management, LLC. JBIM, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. (“JBS”). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of                     , 2006, JBIM had assets under management of approximately $[___] billion. Richard C. Pell and Rudolph Riad Younes are members of JBIM’s portfolio management team that are responsible for the management of the International Fund.
          Rudolph Riad Younes, CFA is a Senior Vice President and the Head of International Equities of JBIM. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIM. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English and French and has a working knowledge of German.
          Richard C. Pell is a Senior Vice President and the Chief Investment Officer of JBIM. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its U.S. balanced and fixed income management. Mr. Pell holds a B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.
          The Boston Company Asset Management, LLC. BCAM is a registered investment adviser, with its principal executive office located at One Boston Place, Boston, MA 02109. Mellon Trust of New England, N.A., located at One Boston Place, Boston, MA 02109, owns a majority interest in BCAM. As of                     , 2006, BCAM had assets under management of approximately $[___] billion. BCAM was founded on January 1, 1970.
          Daniel B. LeVan, CFA is the Lead Portfolio Manager for BCAM’s International Small Cap Equity Strategy. He is also a member of the portfolio management team for BCAM’s

           Global Equity and International Core Equity disciplines. In addition, Mr. LeVan is responsible for conducting research covering the health care and technology sectors. Prior to joining the firm, Mr. LeVan was a Captain serving in the United States Air Force. He received his M.S.F. from Boston College and his M.B.A. from Bentley College. Mr. LeVan holds a B.S. from Clarkson University. Mr. LeVan is a Chartered Financial Analyst charter holder.
          John W. Evers, CFA is an Assistant Portfolio Manager for BCAM’s Global Equity, International Core and International Small Cap Equity Strategies. He is also responsible for performing research covering the energy and telecommunications sectors. Prior to joining BCAM, Mr. Evers was a Fixed Income Quantitative Analyst at Wellington Management. Previously, he was a Senior Analyst at Aetna Life & Casualty. Mr. Evers holds his M.S.F. from Boston College and his B.S. from the University of Maine. Mr. Evers is a Chartered Financial Analyst charter holder.
          Acadian Asset Management, Inc. Acadian is a registered investment adviser, with its principal executive office located at One Post Office Square, Boston, MA 02109. Old Mutual Asset Managers (U.S.) LLC, located at 200 Clarendon Street, 53rd Floor, Boston, MA 02116, is the sole shareholder of Acadian. Old Mutual (U.S.) Holdings Inc. is the sole shareholder of Old Mutual Asset Managers (U.S.) LLC. OM Group (UK) Limited is the sole shareholder of Old Mutual (U.S.) Holdings Inc. and Old Mutual PLC is the sole shareholder of OM Group (UK) Limited. As of                     , 2006, Acadian had assets under management of approximately $[___] billion. Acadian was founded in 1986.
          Matthew J. Cohen, CFA is a Senior Vice President, Portfolio Manager, and the Investment Database Manager. Matt joined Acadian in 1994. He specializes in equity valuation techniques and manages the processes and data that drive Acadian’s investment approach. Previously, Mr. Cohen worked as a Senior Systems Analyst and Project Manager for Digital Equipment Corporation. Education: B.S., Management, Rensselaer Polytechnic Institute; M.B.A., Finance, Boston University.
          Terence C. Burnham, Ph.D. is a Portfolio Manager and the Director of Economics. Mr. Burnham joined Acadian in the Fall of 2005. He was formerly an Economics Professor at Harvard Business School, University of Michigan and Harvard’s Kennedy School. Formerly President and CFO of Progenics Pharmaceuticals, Inc. Publisher of academic articles and numerous books. Masters in Computer Science, San Diego State University; Masters in Management, MIT’s Sloan School; Ph.D. in Business Economics from Harvard University. He served with distinction as a tank driver in the U.S. Marine Corps.
Real Asset Fund
          AEW Management and Advisors, L.P. AEW, an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW had $[___] billion of assets under management as of                     , 2006. AEW is a subsidiary of (and controlled by) IXIS Asset Management North America, L.P., which, is part of IXIS Asset Management Group. Together, with subsidiaries and affiliates in the U.S., Europe and Asia, IXIS Asset Management Group managed more than $[___] billion in assets for institutions and individuals as of                     , 2006. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210.

          Matthew A. Troxell serves as Portfolio Manager for the Fund. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has over 20 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.
          Real Estate Management Services Group, LLC. REMS, located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. REMS is a registered investment adviser specializing in REIT portfolio management. As of                     , 2006, the REMS Group had approximately $[___] million in assets under management.
          Edward W. Turville, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.
          John E. Webster, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an Analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a Loan Officer and Asset Manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.
          Standish Mellon Asset Management Company LLC. Standish Mellon is a registered investment adviser, with its principal executive office located at Mellon Financial Center, One Boston Place, Suite 024-0344, Boston, Massachusetts 02108. Mellon Financial Corporation, located at One Boston Place, Boston, MA 02109, wholly owns Standish Mellon. As of                     , 2006, Standish Mellon had assets under management of approximately $[___] billion. Standish Mellon was formed on July 31, 2001.
          With respect to the portion of the Fund’s assets allocated to Standish Mellon, Robert M. Bayston, CFA serves as the Lead Portfolio Manager. In addition Aimee M. Figueiredo and Nate D. Pearson serve as Research Analysts.
          Robert M. Bayston, CFA, is a Portfolio Manager for Standish Mellon’s TIPS strategy and a Derivatives Trader. His trading responsibilities include the analysis and execution of derivative strategies across fixed income sectors including Treasuries, agencies, interest rate swaps, mortgages and corporate bonds. Using derivatives as hedging tools, Mr. Bayston is responsible for evaluating multi-sector option strategies and their application to portfolios. He joined the company in 1991 and has an M.S. from Boston College and a B.S. from the University of Virginia.

          Aimee M. Figueiredo is a Liquid Product Trader. She joined the company in 2002. She has a B.A. from Elmira College. She is currently a candidate in the CFA program.
          Nate D. Pearson is a Trader, responsible for liquid products. He joined the company in 2005 from Darling Consulting Group, where he was responsible for interest rate risk analysis and balance sheet management for client banks. Nate has an M.S.F. from Boston College and a B.S. from the University of New Hampshire. He is a candidate in the CFA program.

SERVICE PROVIDERS
The chart below provides information on the Funds’ primary service providers.
Asset Shareholder Management Services
Transfer Agent PFPC Inc. 760 Moore Road King of Prussia, PA 19406 Investment Adviser and Administrator Handles certain Rodney Square Management Corp. shareholder services, 1100 North Market Street including recordkeeping Wilmington, DE 19890 and statements, payment Manages each Fund’s investment activities and of distributions and oversees Fund administration and other service processing of buy and providers. sell requests.
WT MUTUAL FUND Wilmington Multi-Manager Large-Cap Fund Wilmington Multi-Manager Mid-Cap Fund Wilmington Multi-Manager Small-Cap Fund Wilmington Multi-Manager International Fund Wilmington Multi-Manager Real Asset Fund
Fund Fund Asset Operations Safe Keeping
Sub-Administrator and Accounting Agent Custodian PFPC Inc. Wilmington Trust Company 301 Bellevue Parkway 1100 North Market Street Wilmington, DE 19809 Wilmington, DE 19890 Provides facilities, equipment and personnel to Holds each Fund’s assets, settles all carry out administrative services related to portfolio trades and collects most of the each Fund and calculates each Fund’s NAV and valuation data required for calculating distributions. each Fund’s NAV per share.
Distribution
Distributor Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406 Distributes the Funds’ Shares.

SHAREHOLDER INFORMATION
PRICING OF SHARES
          The price of each Fund’s shares is based on the Fund’s net asset value (“NAV”). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
          Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict; or (iv) significant domestic or foreign market fluctuations. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.
          PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
PURCHASE OF SHARES
          Class A Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment in Class A Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount.

Front-End Sales Charge
          In order to purchase Class A Shares, you will incur a front-end sales charge at the time of purchase (a “sales charge”) based on the dollar amount of your purchase. The maximum initial sales charge is 3.50% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under “Sales Charge Reductions and Waivers”. To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

•	Information or records regarding Fund shares held in all your accounts (e.g., retirement accounts) at your financial intermediary(ies); and

•	Information or records regarding Fund shares held at any financial intermediary by persons related to you, such as members of your family or household.

          The offering price for each Class A Share is the NAV plus the front-end sales charge. When you purchase Class A Shares in a Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in Class A Shares of the Fund.
          Class A Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of each Fund’s average daily net assets attributable to Class A Shares. Class A Shares will not be subject to any contingent deferred sales charge (“CDSC” or “back-end sales charge”) when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

	As a Percentage of	As a Percentage of
Your Investment	Offering Price	Your Investment
$1,000 up to $100,000	3.50%	3.63%
$100,000 up to $250,000	2.00%	2.04%
$250,000 up to $500,000	1.50%	1.52%
Over $500,000	None	None
Sales Charge Reductions and Waivers
          Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

•	Accumulation privilege — permits you to add the value of any Class A Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

•	Letter of intent — permits you to purchase Class A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Funds’ SAI for terms and conditions.

          To use these privileges, discuss your eligibility with your financial consultant.

          Net Asset Value Purchases. Class A Shares may be purchased at net asset value by:
•	Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

•	Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

•	Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

•	“Wrap accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of a Fund’s shares;

•	Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

•	Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.
          You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
          The Funds’ SAI further explains the front-end sales charge on the Funds’ Class A Shares and is accessible, free of charge, on the Funds’ internet website at www.wilmingtonfunds.com. If you would like additional information about each Fund’s sales charges, you may also call (800) 336-9970.
          By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Multi-Manager Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Multi-Manager Funds	Wilmington Multi-Manager Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
          By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.
          Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
          Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
          It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
          You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

          Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
          Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing”. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
          Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Because certain of the Funds invest significantly in foreign securities traded on markets which close prior to when such Fund determines its net asset value, market timing can cause dilution in the value of such Fund’s shares held by other shareholders. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “PRICING OF SHARES” for more information. Also, because some of the Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Fund’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
     There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.
     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Multi-Manager Funds	Wilmington Multi-Manager Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
          By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
          Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
          In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

          If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
          Small Accounts: If the value of your investment in a Fund falls below $500, you may be asked to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
EXCHANGE OF SHARES
          You may exchange all or a portion of your Class A Shares in a Fund for Class A Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
          Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
          Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account.

          Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged.
          Prospectuses for Class A Shares of the other Wilmington Funds may be obtained free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
DISTRIBUTIONS
          Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.
          Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
          As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.
          The Funds’ distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

          It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
          State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
          This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
          Professional Fund Distributors, LLC manages the Funds’ distribution efforts, provides assistance and expertise in developing marketing plans and materials and enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
DISTRIBUTION FEES
          The Class A Shares of each Fund have adopted a distribution plan under Rule 12b-1 that allows a Fund to pay a fee to the Distributor for the sale and distribution of Class A Shares, and for services provided to shareholders of Class A Shares. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distribution (12b-1) Plan provides for payments of up to 0.25% of the average daily net assets of each Fund’s Class A Shares.
SUB-TRANSFER AGENCY FEES
          The Board of Trustees has authorized each Fund to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of a Fund. Service activities provided by service providers under this plan include: (a) answering shareholders’ inquiries; (b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders’ accounts and records; (d) assisting in processing Fund share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances; (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Fund shares; (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders; (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders; (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares; (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Funds’ shares. RSMC may provide services to some shareholders of the Funds’ shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Funds (“Intermediaries”).
ADDITIONAL PAYMENTS
          RSMC and/or its affiliates (other than the Funds) may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of Fund shares and shareholder services. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for distribution (Rule 12b-1) or shareholder servicing and sub-transfer agency. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares or the maintenance of share balances. In addition, RSMC and its affiliates may make Additional Payments for sub-accounting, administrative or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by RSMC and its affiliates may be: (a) a fixed dollar amount; (b) based on the number of customer accounts maintained by an Intermediary; (c) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (d) calculated on another basis. The Additional Payments may be different for different Intermediaries.
SHARE CLASSES
          The Funds issue Institutional, Class A and Service Class Shares. Each class of shares bears a pro-rata portion of that Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

FOR MORE INFORMATION
          FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
          Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
          Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
          Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time
          The Funds’ SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
          FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.
The investment company registration number is 811-08648.

WILMINGTON MULTI-MANAGER LARGE-CAP FUND
WILMINGTON MULTI-MANAGER MID-CAP FUND
WILMINGTON MULTI-MANAGER SMALL-CAP FUND
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
WILMINGTON MULTI-MANAGER REAL ASSET FUND*
of WT Mutual Fund
Service Shares
PROSPECTUS DATED _________, 2006
This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
     Please note that these Funds:
•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency

•	are not guaranteed to achieve their goal(s)
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

*	Formerly, the Wilmington Multi-Manager Real Estate Securities Fund

A look at the goals, strategies, risks, expenses and financial history of each Fund.

FUND DESCRIPTIONS
Summary
Performance Information
Fees and Expenses
Expense Example

ADDITIONAL INVESTMENT INFORMATION
Investment Objective
Principal Investment Strategies
Additional Risk Information

Details about the service providers.

MANAGEMENT OF THE FUND
Investment Adviser
Fund Management
Service Providers

Policies and instructions for opening, maintaining and closing an account in any of the Funds.

SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes

Details on the Funds’ shareholder service plans and share classes.

DISTRIBUTION ARRANGEMENTS
Shareholder Service Fees
Share Classes

FOR MORE INFORMATION

WILMINGTON MULTI-MANAGER LARGE-CAP FUND
WILMINGTON MULTI-MANAGER MID-CAP FUND
WILMINGTON MULTI-MANAGER SMALL-CAP FUND
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
WILMINGTON MULTI-MANAGER REAL ASSET FUND
FUND DESCRIPTIONS
SUMMARY

Investment Objective	The investment objective of each of Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund and Wilmington Multi-Manager Small-Cap Fund is to achieve long-term capital appreciation.

The investment objective of Wilmington Multi-Manager International Fund is to achieve superior long-term capital appreciation.

The investment objective of Wilmington Multi-Manager Real Asset Fund is to achieve long-term preservation of capital with current income.

Investment Focus	Equity or equity-related securities

Share Price Volatility	High

Principal Investment Strategies	Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”) invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap corporations.

Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”) invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of mid-cap corporations.

Wilmington Multi-Manager Small-Cap Fund (the “Small-Cap Fund”) invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap corporations.

Wilmington Multi-Manager International Fund (the “International Fund’’) invests at least 85% of its assets in a diversified portfolio of equity (or equity-related) securities of foreign issuers.

Wilmington Multi-Manager Real Asset Fund (the “Real Asset Fund’’), under normal market conditions invests at least 80% of its net assets in “Real Return” assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities.

Each Fund utilizes a multi-manager strategy in which the investment adviser allocates the Fund’s assets among sub-advisers, or invests directly in exchange-traded funds. Rodney Square Management Corporation (“RSMC”) serves as each Fund’s investment adviser. RSMC has delegated the responsibility of securities selection and portfolio management of the Funds to the following sub-advisers:

	For All Funds:	Wilmington Trust Investment Management, LLC.

Large-Cap Fund: Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc., First Quadrant, L.P. and Parametric Portfolio Associates LLC (“PPA”).

	Mid-Cap Fund:	Bennett Lawrence Management, LLC, Equity Investment Corporation and PPA.

	Small-Cap Fund:	Batterymarch Financial Management, Inc., Systematic Financial Management L.P. and PPA.

	International Fund:	Goldman Sachs Asset Management, L.P., Julius Baer Investment Management, LLC, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc.

	Real Asset Fund:	AEW Management and Advisors, L.P., Real Estate Management Services Group, LLC and Standish Mellon Asset Management Company LLC.

Principal Risks	The Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.
•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

•	It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the securities in which a Fund invests will increase in value.

•	A Fund’s share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

•	Because each Fund employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Fund holding large positions in certain types of securities, industries or sectors, as a result of each sub-adviser’s independent investment decisions, which may have a negative effect on performance or offset performance of a sub-adviser.

•	Each Fund may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause a Fund to experience higher losses than a Fund that does not use derivatives.

•	Small and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

•	The International Fund is subject to foreign security risks because its investments in foreign (i.e., non-U.S.) markets are subject to foreign security risks as well as the risk of losses caused by changes in foreign currency exchange rates.

•	Because the Real Asset Fund invests in companies related to the real estate and commodity industries, the value of the Real Asset Fund’s shares may fluctuate more than the value of shares of a fund that invests in a broader range of securities.

•	The performance of each Fund will depend on whether or not the investment adviser or sub-adviser is successful in pursuing its investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION
Wilmington Multi-Manager Large-Cap Fund
     As of the date of this prospectus, the Service Shares of the Large-Cap Fund have not yet been offered. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Institutional Shares for the past two calendar years and by showing how the average annual total returns for two years and since inception, before and after taxes, compare with those of the S&P 500® Index and the Russell 1000® Index, both broad measures of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are offered in a separate prospectus. However, Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, the Service Shares are subject to a shareholder service fee equal to 0.25% of the average daily net assets of the Service Shares. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___]

Best Quarter	Worst Quarter
[___]	[___]
[___]	[___]

Large-Cap Fund — Institutional Shares		Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[___]	[___]
Return After Taxes on Distributions[1]	[___]	[___]
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___]	[___]
S&P 500® Index (reflects no deductions for fees, expenses, or taxes) [2]	[___]	[___]
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)[3]	[___]	[___]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P 500® Index is a capitalization-weighted index consisting of 500 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Wilmington Multi-Manager Mid-Cap Fund
     As of the date of this prospectus, the Service Shares of the Mid-Cap Fund have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Institutional Shares for the past two calendar years and by showing how the average annual total returns for two years and since inception, before and after taxes, compare with those of the S&P MidCap 400® Index and the Russell MidCap® Index, both broad measures of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are offered in a separate prospectus. However, Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, the Service Shares are subject to a shareholder service fee equal to 0.25% of the average daily net assets of the Service Shares. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___]	[___]
[___]	[___]

Mid-Cap Fund — Institutional Shares		Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[___]	[___]
Return After Taxes on Distributions[1]	[___]	[___]
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___]	[___]
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes) [2]	[___]	[___]
Russell MidCap® Index (reflects no deductions for fees, expenses or taxes)[3]	[___]	[___]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P MidCap 400® Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equities market. The S&P MidCap 400® Index is a capitalization-weighted index consisting of 400 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. It covers approximately 7% of the U.S. equities market.

[3]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Wilmington Multi-Manager Small-Cap Fund
     As of the date of this prospectus, the Service Shares of the Small-Cap Fund have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Institutional Shares for the past two calendar years and by showing how the average annual total returns for two years and since inception, before and after taxes, compare with those of the S&P SmallCap 600® Index and the Russell 2000® Index, both broad measures of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are offered in a separate prospectus. However, Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, the Service Shares are subject to a shareholder service fee equal to 0.25% of the average daily net assets of the Service Shares. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for the Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___]	[___]
[___]	[___]

Small-Cap Fund — Institutional Shares		Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(July 1, 2003)
Return Before Taxes	[___]	[___]
Return After Taxes on Distributions[1]	[___]	[___]
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___]	[___]
S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) [2]	[___]	[___]
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)[3]	[___]	[___]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The S&P SmallCap 600® Index is a benchmark for performance measurement of the small-capitalization segment of the U.S. equities market. The S&P SmallCap 600® Index is a capitalization-weighted index consisting of 600 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. It covers approximately 3% of the U.S. equities market.

[3]	Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Wilmington Multi-Manager International Fund
     As of the date of this prospectus, the Service Shares of the International Fund have not yet been offered. The bar chart and the performance table below illustrate the risks and volatility of an investment in the International Fund’s Institutional Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the MSCI EAFE® Index, which is a broad measure of market performance. This performance includes the performance of the Fund’s predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are offered in a separate prospectus. However, Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, the Service Shares are subject to a shareholder service fee equal to 0.25% of the average daily net assets of the Service Shares. Had such fee been deducted, the returns would be less. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns for 10 Calendar Years
Performance Years
Calendar Year-to-Date Total Return as of September 30, 2006: [____%]

Best Quarter	Worst Quarter
[___%] [___]	[___%] [___]

International Fund—Institutional Shares			Since
Average Annual Total Returns as of			June 29,
December 31, 2005	1 Year	5 Years	1998	10 Years[1]
Return Before Taxes	[____%]	[____%]	[____%]	[____%]	[2]
Return After Taxes on Distributions[3]	[____%]	[____%]	[____%]	[____%]
Return After Taxes on Distributions and Sale of Fund Shares[3]	[____%]	[____%]	[____%]	[____%]
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)[4]	[____%]	[____%]	[____%]	[____%]

[1]	For periods prior to June 29, 1998, the Fund’s predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Fund and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

WILMINGTON MULTI-MANAGER REAL ASSET FUND
     As of the date of this prospectus, the Service Shares of the Real Asset Fund have not yet been offered. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Real Asset Fund’s Institutional Shares for the past two calendar years and by showing how the average annual total returns for two years and since inception, before and after taxes, compare with those of the National Association of Real Estate Investment Trusts (“NAREIT®”) Equity Index, which is a broad measure of market performance.
     On May 16, 2006, shareholders of the Fund approved a change to the Fund’s investment objective whereby the Fund seeks to achieve long-term preservation of capital with current income. In conjunction with the change in the Fund’s investment objective, the Trustees approved a change in the Fund’s investment strategy to allocate its assets among “real return” assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities. Prior to that date the Fund sought to achieve long-term growth of capital and high current income through investing in real estate-related securities.
     The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are offered in a separate prospectus. However, Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, the Service Shares are subject to a shareholder service fee equal to 0.25% of the average daily net assets of the Service Shares. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Return for Calendar Years Since Inception
Performance Year
Calendar Year-to-Date Total Return as of September 30, 2006: [___]%

Best Quarter	Worst Quarter
[___%] [___]	[___%] [___]

Real Asset Fund—Institutional Shares			Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year		(July 1, 2003)
Return Before Taxes	[___]	%	[___]	%
Return After Taxes on Distributions[1]	[___]	%	[___]	%
Return After Taxes on Distributions and Sale of Shares[1]	[___]	%	[___]	%
[Add Composite Index?]
NAREIT® Equity Index (reflects no deductions for fees, expenses or taxes)[2]	[___]	%	[___]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The NAREIT® Equity Index is an unmanaged weighted index of “equity REITS” that tracks the performance of tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs have at least 75% of their gross invested book assets invested in the equity ownership of real estate.

FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you buy and hold Service Shares of a Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Service Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Service Shares are subject to a 1.00% redemption fee or exchange fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Service Shares	Large-Cap Fund		Mid-Cap Fund		Small-Cap Fund		International Fund	Real Asset Fund
Management fees	0.74%		0.77%		0.93%		[ ]	[ ]
Distribution (12b-1) fees	None		None		None		None	None
Shareholder service fees	0.25%		0.25%		0.25%		[ ]	[ ]
Other expenses	0.37%		0.55%		0.46%		[ ]	[ ]
Total Annual Fund	1.36%		1.57%		1.64%		[ ]	[ ]
Operating Expenses
Waivers/Reimbursements	(0.11	)% [1,2]	(0.17	)% [1,2]	(0.14	)% [1,2]	[ ]	[ ]	[2]
Net expenses	1.25	% [1,2]	1.40	% [1,2]	1.50	% [1,2]	[ ]	[ ]	[2]

[1]	For Service Shares, RSMC has contractually agreed to reimburse each of the Large-Cap Fund, the Mid-Cap Fund and the Small-Cap Fund for other expenses to the extent such other expenses exceed 1.25%, 1.40% and 1.50%, respectively. This undertaking will remain in place until November 1, 2008, unless the Board of Trustees approves its earlier termination.

[2]	The sub-administrator and accounting agent has a contractual obligation through September 2007 to waive certain fees associated with a Class with average daily net assets below $75 million.

EXAMPLE
     This Example is intended to help you compare the cost of investing in Service Shares of each Fund with the cost of investing in other mutual funds. The Example shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a Fund’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2008, if applicable) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Service Shares	1 Year	3 Years	5 Years	10 Years
Large-Cap Fund	[___]	[___]	[___]	[___]
Mid-Cap Fund	[___]	[___]	[___]	[___]
Small-Cap Fund	[___]	[___]	[___]	[___]
International Fund	[___]	[___]	[___]	[___]
Real Asset Fund	[___]	[___]	[___]	[___]
     The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of the Service Shares of a Fund.

ADDITIONAL INVESTMENT INFORMATION
INVESTMENT OBJECTIVE
     The investment objective of each of the Large-Cap Fund, the Mid-Cap Fund and the Small-Cap Fund is to achieve long-term capital appreciation. The investment objective for each of these Funds may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.
     The International Fund seeks superior long-term capital appreciation. The Real Asset Fund seeks long-term preservation of capital with current income. The investment objective of each of these Funds may not be changed without shareholder approval.
     There is no guarantee that any Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
     The Large-Cap Fund invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:
•	Common stocks of U.S. corporations that have a market capitalization at least equal to that of the smallest company in the Russell 1000® Index (“large-cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large-cap companies, e.g. iShares®, SPDRs®, Vipers®; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large-cap companies.
     The Mid-Cap Fund invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:
•	Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the Russell MidCap® Index (“mid-cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid-cap companies, e.g. iShares®, SPDRs®, Vipers®; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid-cap companies.
     The Small-Cap Fund invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization less than the largest company in the Russell 2000® Index (“small-cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small-cap companies, e.g. iShares®, SPDRs®, Vipers®; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small-cap companies.

Although each of the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund maintains liquidity reserves (that is, cash awaiting investment or held to meet redemption requests), these Funds may expose such reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.
     The International Fund invests in a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (i) are organized outside of the United States or (ii) derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed outside of the United States or (iii) has at least 50% of its assets situated outside of the United States. Under normal market conditions, the International Fund invests at least 85% of its assets in the following equity or equity-related securities:
•	Common stocks of foreign issuers;

•	Preferred stocks and/or debt securities that are convertible into securities of foreign issuers;

•	Receipts or American Depositary Receipts (“ADRs”), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

•	Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including ETFs.
     Although the International Fund maintains liquidity reserves (that is, cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Fund may purchase or sell foreign exchange and depository receipts. In addition, the Fund may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.
     The Real Asset Fund invests at least 80% of its assets in “Real Return” assets which consist of the following asset classes: (i) inflation-protected debt securities including Treasury Inflation-Protected Securities or “TIPS;” (ii) real estate-related securities including securities of real estate companies and real estate investment trusts; and (iii) commodity/natural resource-related securities.

     In managing the Fund, the investment adviser determines the Fund’s strategic asset allocation among Real Return assets. The following table illustrates the range of the Fund’s allocation among the Real Return asset classes (the allocations and/or actual holdings will vary from time to time):

Inflation-Protected Debt	Real Estate-	Commodity / Natural Resource-
Securities	Related Securities	Related Securities
25%-75%	20%-60%	0%-35%
     Inflation-Protected Debt Securities. Inflation-protected debt securities are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the Fund will primarily invest in Treasury Inflation-Protected Securities (“TIPS”), which are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government. To a limited extent, the Fund may invest in foreign currency-denominated inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The Fund may invest in securities with effective or final maturities of any length. The Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality.
     Real Estate-Related Securities. The Real Asset Fund also invests in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.
     The Fund will invest in real estate companies, such as equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.
     The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.
     Commodity / Natural Resource-Related Securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in common and preferred stocks and convertible securities of issuers in commodity-related industries and other financial instruments and securities including interests in baskets of equity securities, exchange traded funds (“ETFs”) and other investment companies.
     The Fund may also invest in “commodity-linked derivative instruments.” As a fundamental policy, no more than 15% of the Fund’s total assets may be committed or exposed to derivative instruments. Commodity-linked derivative instruments include commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.
     The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.
     The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.
     Other Investment Policies. The Fund may invest up to 25% of its assets in foreign securities. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. As a fundamental policy, no more than 15% of the Fund’s total assets may be committed or exposed to derivative instruments. The Fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.
     All Funds. Each Fund employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Fund’s assets under the general supervision of RSMC. RSMC may also allocate a portion of a Fund’s assets (up to 60%) to shares of ETFs whose underlying investments are consistent with a Fund’s investment objective. As a shareholder in an investment company, a Fund would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.
     RSMC will allocate the balance of a Fund’s assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity markets (and with respect to the Real Asset Fund, the real estate and commodities markets), the outlook and projected growth of various industrial sectors, and information relating to business cycles.
     The multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.
     Any percentage limitations with respect to assets of a Fund or the capitalization requirement of companies in which a Fund invests are applied at the time of purchase.
     In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, a Fund may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, a Fund may not achieve its investment objective.
Strategies of Sub-Advisers to the Large-Cap Fund
     Armstrong Shaw Associates, Inc. (“ASA”)
     ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA’s methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA’s perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.
     Inherent in ASA’s absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. ASA’s minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Fund. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.
     In conjunction with ASA’s view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Fund’s investments.
     Montag & Caldwell, Inc. (“M&C”)
     The Investment Policy Group (“IPG”) consists of portfolio managers and analysts who work as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9,000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a present value model that incorporates their analysts’ assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.
     If a company’s results remain consistent with the firm’s forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 50 percent. A holding will be reviewed for probable sale when it reaches M&C’s target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to “add or sell.” Since the investment policy centers on positive earnings momentum within a six-month period, “add or sell” decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.
     First Quadrant, L.P. (“First Quadrant”)
     First Quadrant uses a proprietary quantitative analytical model in constructing the Fund’s investment portfolio to reflect the characteristics of the S&P 500® Index, the Fund’s benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Fund’s portfolio relative to the S&P 500® Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500® Index by more than +/-5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Fund’s exposure (relative to the S&P 500® Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.
     First Quadrant manages the portion of the Fund’s portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant’s management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

     Parametric Portfolio Associates LLC (“PPA”)
     PPA uses a “quantitative” approach to build a portfolio in accordance with RSMC’s allocation instructions with respect to “growth” style securities and “value” style securities. Unlike “active” managers, PPA does not try to outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. PPA may use derivative instruments, primarily for liquidity, risk management or hedging purposes. PPA does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.
     PPA invests in a representative sample of securities of an index with similar capitalizations as the Fund weighted to reflect the investment adviser’s style allocation. This essentially means building a portfolio with a growth portion based on a Barra® Growth Index and a value portion based on a Barra® Value Index. PPA expects that each “portion of the portfolio” will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra® index. It is not expected that PPA will hold all of the securities that are included in the index or its component Barra® indices.
     The performance of PPA and the index will differ due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra® index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. PPA will manage a portfolio on the Fund’s behalf with similar characteristics to those of index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that PPA’s investment performance will equal or approximate that of the index.
Strategies of Sub-Advisers to the Mid-Cap Fund
     Bennett Lawrence Management, LLC (“BLM”)
     BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.
     In seeking competitively advantaged companies that participate in the fastest growing markets, BLM’s investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 30-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Fund to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

Equity Investment Corporation (“EIC”)
     EIC invests in well-managed, structurally sound companies selling at a discount to their “true” value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as “value traps”).
     Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.
     Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its “true” value, based upon proprietary, in-house valuation models. EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.
     Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.
     After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal. If a company passes all levels of analysis, then it may be added to portfolios. Stocks are sold if any of the following conditions are met:
•	The security reaches EIC’s measure of full value.

•	The position increases to more than 6% of the portfolio.

•	The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

•	A major change occurs rendering historical data invalid for determining the true value of business ownership.

•	The firm’s quality or financial strength falls below acceptable levels.
     Parametric Portfolio Associates LLC (“PPA”)
     For a summary of PPA’s investment strategies, please see “Strategies of Sub-Advisers to the Large-Cap Fund-Parametric Portfolio Associates LLC (“PPA”)” above.

Strategies of Sub-Advisers to the Small-Cap Fund
     Batterymarch Financial Management, Inc. (“BFM”)
     Rigorous stock selection and effective risk control are the foundation of BFM’s small-cap growth strategy. BFM looks at stocks from a fundamental perspective, using the speed and efficiency of quantitative techniques. The investment process ranks stocks across the dimensions typically used by fundamental investors — cash flow, earnings growth, expectations, value, technical and corporate signals — using traditional fundamental factors such as book value to price, EPS forward to price and sales momentum, as well as proprietary measures. All factors incorporated into the stock selection process have been tested for their effectiveness in predicting excess return. The process runs daily, ranking all 3,000 securities in BFM’s liquid investable universe. All buy/sell decisions are determined by these rankings, ensuring that they are based on each stock’s objective valuation.
     Sector allocation decisions are made using a proprietary, bottom-up sector model. A multifactor risk model optimizes the portfolio, weighing variables such as stock rankings, sector weights, market cap constraints and client-directed guidelines. BFM uses a variety of fundamental growth, value and quality characteristics for accurate, daily identification of growth stocks. In general, most of the stocks BFM holds will have market capitalizations of $50 million to $2 billion. The portfolio is always fully invested and broadly diversified, with strict controls over sector and market cap exposures. BFM’s proprietary trading strategy is designed to minimize total transaction costs — opportunity costs, market impact and commissions. Portfolio managers manually review all buy/sell decisions before execution. Daily analysis of completed transactions is used to monitor trade efficiency.
     Systematic Financial Management L.P. (“SFM”)
     SFM’s small-cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM’s small-cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.
     In choosing investments, SFM invests in companies that possess strong cash flow characteristics, have low levels of debt and which it believes are undervalued relative to a company’s ability to generate cash flows.
     SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. SFM also looks for “catalysts” which could positively or negatively affect prices of current and potential holdings of the portion of the Fund managed by SFM.
     Parametric Portfolio Associates LLC (“PPA”)
     For a summary of PPA’s investment strategies, please see “Strategies of Sub-Advisers to the Large-Cap Fund-Parametric Portfolio Associates LLC (“PPA”)” above.
Strategies of Sub-Advisers to the International Fund
     Goldman Sachs Asset Management, L.P. (“GSAM”)

     GSAM’s Structured International strategy seeks to achieve consistent relative outperformance. GSAM’s investment team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Fund’s benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 150-250 securities on behalf of the Fund.
     Julius Baer Investment Management, LLC (“JBIM”)
     JBIM employs a “core” approach to the management of international equities. As such, its strategy invests in both “growth” and “value” companies. The flexibility to tilt JBIM’s allocation of the Fund toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIM with one means of potentially generating out-performance. JBIM believes in well-diversified, international equity portfolios, typically investing in between 250 and 450 individual companies.
     JBIM utilizes different investment tactics for different markets. Within the developed market sector, individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIM employs a “hybrid” approach employing both top-down and bottom-up approaches. JBIM will invest in large, mid sized and smaller companies, but prefers the larger, more liquid issues unless the smaller companies offer a significant advantage in expected future return.
     The Boston Company Asset Management, LLC (“BCAM”)
     BCAM’s investment strategy will use bottom-up analysis to attempt to identify non-U.S. small cap companies with improving business momentum that have not yet been recognized by the market. BCAM will closely manage portfolio risk in an attempt to maximize the performance contribution of stock selection and avoid areas of uncompensated volatility, such as country or sector allocations.
     BCAM employs a proprietary screening method to uncover companies to analyze. After making such determination, BCAM uses public financial documents, industry analysis, competitive evaluation, third party research reports, public documents and knowledge and experience of its investment staff in processing and analyzing information. BCAM’s process attempts to identify stocks that are undervalued relative to prospective earnings and which may exceed market expectations.
     Acadian Asset Management, Inc. (“Acadian”)
     Acadian provides global equity management across a wide spectrum of investment mandates by risk level, style, cap size and other criteria. Acadian employs structured stock and sector/country valuations models that are customized to each market. Acadian has designed its models to capture a broad range of characteristics such as value, earnings growth and technical factors.
     Acadian uses stock factors to attempt to predict how well each stock in its 20,000 stock universe will perform relative to its sector/country zone. Acadian also applies separate models to forecast sector/country level returns, in order to attempt to predict how well each stock’s sector/country zone will perform relative to others. Acadian combines and weights the values of all factors and uses a proprietary calculation to determine a return forecast for each stock. Acadian then uses a portfolio optimization program to trade off the expected return of the stocks with such considerations as the client’s benchmark index, desired level of risk, transaction costs and other specifications.

Strategies of Sub-Advisers to the Real Asset Fund
     AEW Management and Advisors, L.P. (“AEW”)
     AEW manages a portion of the Fund’s assets allocated to real estate-related securities. AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies’ securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities, AEW draws upon the combined expertise of its real estate, research and securities professionals.
     When selecting investments, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:
•	Valuation: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company’s anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

•	Price: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

•	Income: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

•	Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.
     In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW’s stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.
     Real Estate Management Services Group, LLC (“REMS”)
     REMS manages a portion of the Fund’s assets allocated to real estate-related securities. REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS’s clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS’s managers rely heavily on fundamental research combined with extensive direct real estate experience.
     REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm’s managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield and capital structure, to identify candidates for investment.
     The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.
     REMS’s management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.
     Standish Mellon Asset Management Company LLC (“Standish Mellon”)
     Standish Mellon manages the portion of the Fund’s assets allocated to TIPS. Standish Mellon’s investment strategy is to identify cyclical economic trends and position the portfolio to take advantage of the real interest rate environment. Since these trends change slowly, the investment process will generate only a limited amount of portfolio turnover. Total return, scenario and breakeven analysis are utilized in creating a portfolio consistent with Standish Mellon’s macro-economic outlook and to identify relative value opportunities along the yield curve. The sub-adviser attempts to determine the optimal yield curve position for the Fund’s TIPS investments and to identify relative value opportunities along the real yield curve. Research for the Fund is conducted through the use of proprietary models, relative value tools and fundamental and quantitative research. Standish Mellon’s experienced research team attempts to find investment opportunities through the use of this quantitative analysis, in-depth fundamental research and technology.

ADDITIONAL RISK INFORMATION
          The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”) which is available on the Funds’ website at http://www.wilmingtontrust.com/funds. Each Fund may be subject to additional principal risks other than those described below because the types of investments made by a Fund can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Fund, please refer to the Funds’ SAI.
•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund’s performance.
•	Commodity Risk. The Real Asset Fund’s investments in commodity / natural resource- related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of a Fund.
•	Debt Security Risks: A Fund may invest in debt securities, which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security’s duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.
•	Derivatives Risk: Some of a Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund’s total assets may be committed or exposed to derivative strategies.
•	Foreign Company Risk: Investments in foreign companies are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and issuers with smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.
•	IPO Risk: A Fund may acquire common and preferred stock of issuers in an initial public offering (“IPO”). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of a Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on performance).
•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a fund’s realization of capital gains.
•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
•	Risks of Securities Linked to the Real Estate Industry: The Real Asset Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Real Asset Fund invests.
•	In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Real Asset Fund will bear a proportionate share of the expenses in addition to those expenses of the Fund.
•	Small-Cap/Mid-Cap Risk: Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.
•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

MANAGEMENT OF THE FUND
     The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
     Rodney Square Management Corporation (“RSMC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment advisor to each of the Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As the Funds’ investment advisor, RSMC has overall responsibility for directing their investments and overseeing the sub adviser’s investment activities. [For each Fund under RSMC’s supervision, WTIM allocates the Fund’s assets among sub-advisers and ETFs and oversees the sub-advisers’ investment activities.] As of                     , 2006, RSMC had approximately $[___] billion in assets under management.
     For the fiscal year ended June 30, 2006, the Funds paid, in the aggregate, the following advisory and sub-advisory fees as a percentage of each Fund’s average daily net assets:

Large-Cap Fund	[___]	%
Mid-Cap Fund	[___]	%
Small-Cap Fund	[___]	%
International Fund	[___]	%
Real Asset Fund	[___]	%
     RSMC is entitled to a monthly advisory fee at the annual rate of 0.35% of each Fund’s average daily net assets. WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
     Subject to its obligation to seek best execution, RSMC may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with RSMC or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.
FUND MANAGEMENT
Portfolio Managers — Investment Adviser and Sub-Adviser
     The management of the Funds and their sub-advisers is the responsibility of a group of RSMC and WTIM investment professionals, which makes its style allocation, sub-adviser and ETFs investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and WTIM that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

For All Funds
Rodney Square Management Corporation, Investment Adviser
Wilmington Trust Investment Management, LLC, Sub-Adviser
     Robert E. Reiser, CFA is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust’s asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.
     R. Samuel Fraundorf, CFA, CPA, has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust’s investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).
     George Chen, CFA, has been Assistant Vice President at RSMC and WTIM since January 2005. Previously, he was a Research Analyst for WTIM in 2004, and a Senior Accountant at Balentine & Company from 1997-2003. Mr. Chen is responsible for daily monitoring of manager allocations and cash flows, as well as implementing trades necessary to accommodate inflows and outflows of cash. He also works in the areas of manager due diligence, search and selection.
     Amanda Cogar has been a Research Analyst at WTIM since 2004. Previously, she was a Portfolio Administrator at Balentine & Company from 2002-2004. Prior to joining Balentine & Company in 2002, she was a Marketing Assistant for The Scotts Company from 2000 to 2002. Ms. Cogar works in the areas of tactical asset allocation and manager research. She also assists with the daily monitoring of manager allocations and cash flows, and implements trades necessary to accommodate inflows and outflows of cash.
     Below is a list of each Fund’s sub-advisers and their staff who are jointly and primarily responsible for the day-to-day management of each Fund’s assets. Information about portfolio manager compensation, other accounts managed by the portfolio managers and their ownership in the Funds can be found in the Funds’ SAI.
Portfolio Managers — Sub-Advisers
     Each sub-adviser makes the day-to-day investment decisions for the portion of a Fund’s assets that it manages, subject to the supervision of RSMC, WTIM and the Board of Trustees. Each sub-adviser continuously reviews, supervises and administers its own investment program.
Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund
     Parametric Portfolio Associates, LLC. PPA, a sub-adviser to the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA’s stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts,

including corporations, union and pension accounts, foundations, trusts, and individuals. As of                     , 2006, PPA had assets under management of approximately $[___] billion.
     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.
Large-Cap Fund
     Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of _______, 2006, ASA had assets under management of approximately $[___] billion. Jeffrey Shaw is the Lead Portfolio Manager for the portion of the Fund managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.
     Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly — owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of                     , 2006, M&C had assets under management of approximately $[___] billion. An investment management team makes the investment decisions for the portion of assets of the Fund managed by M&C.
     Ronald E. Canakaris, CIC, CFA, leads the M&C investment management team. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a B.S. and B.A. from the University of Florida.
     Helen M. Donahue, CFA, is Vice President and Investment Counselor of M&C. Ms. Donahue joined M&C in 1997 after six years in the investment business. Prior to joining M&C, she served as an Assistant Vice President and Fixed Income Portfolio Manager for Legg Mason Capital Management. She is a registered representative with the National Association of Securities Dealers and her professional affiliations include the Association for Investment Management and Research and the Atlanta Society of Financial Analysts. Ms. Donahue holds a B.A. from Loyola College.
     Grover C. Maxwell III, CFA, is Senior Vice President and Investment Counselor of M&C. Mr. Maxwell joined M&C in 1988 and currently serves as a Portfolio Manager/Investment Counselor. His professional affiliations include the Association for Investment Management and Research and the Atlanta Society of Financial Analysts. Mr. Maxwell holds a B.A. from The University of the South and an M.B.A. from Emory University. Mr. Maxwell assists in the day-to-day management of the Fund.
     First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of                     , 2006, First Quadrant had assets and overlays under management of approximately $[___] billion.
     Christopher G. Luck and R. Max Darnell are the Lead Portfolio Managers for the portion of the Fund managed by First Quadrant. Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of

Equity Management of First Quadrant’s predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a Portfolio Manager for, First Quadrant and has been with the firm since 1991.
Mid-Cap Fund
     Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of                     , 2006, BLM had assets under management of approximately $[___] billion.
     Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. (“CJL”). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.
     W. Alexander L. Ely is a Portfolio Manager at BLM. In addition to portfolio management responsibilities, Mr. Ely is a generalist and covers companies in the wireless communications, defense and financial services categories. Prior to joining the firm in 1997, Mr. Ely was an Equity Product Manager at Oppenheimer Management Corp. Mr. Ely received a Bachelor of Arts in Economics from the University of New Hampshire.
     Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm manages equity portfolios for institutions and individuals. As of                     , 2006, EIC had assets under management of approximately $[___] million.
     James F. Barksdale is President of EIC and is the Portfolio Manager for EIC’s mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.
Small-Cap Fund
     Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to corporations, pension plans, mutual funds and trusts. As of                     , 2006, BFM had assets under management of approximately $[___] billion.
     Anthony C. Santosus, CFA, is a Portfolio Manager of BFM. Mr. Santosus joined BMF’s U.S. investment team in 2001. Prior to that, he managed U.S. equity portfolios at Putnam Investments, with additional responsibilities related to product development. He also served as an Investment Technologist and Quantitative Analyst at Putnam. Mr. Santosus is a member of the Boston Security Analysts Society and a former member of the Frank Russell Advisory Board, and has 19 years of investment experience. He holds a B.S. from Northeastern University.
     Lisa A. Bozoyan, CFA, is a Portfolio Manager of BFM. Ms. Bozoyan joined BFM in 2000 as a U.S. Investment Specialist and was promoted to Portfolio Manager in 2003. Ms. Bozoyan was previously a Quantitative Analyst at Boston Advisors, Inc. She also held responsibilities at Advest, Inc. and worked in the oil and gas industries. Ms. Bozoyan has eight years of investment experience. She holds a B.A. from College of the Holy Cross and an M.A. from The Fletcher School of Law and Diplomacy.
     Yu-Nien (Charles) Ko, CFA, is a Portfolio Manager of BFM. Mr. Ko joined BFM in 2000 as a Quantitative Analyst and was promoted to Portfolio Manager in 2003. He was previously involved in business strategy and development at Hartford Financial Services and worked as an application engineer at Mathworks. Mr. Ko has seven years of investment experience. He holds a B.S. from the Massachusetts Institute of Technology and an M.B.A. from the Yale School of Management.
     Edward R. Miller, CFA, is a Portfolio Manager of BFM. Mr. Miller joined BFM in 2004. He was formerly a Quantitative Analyst from 2003 to 2004 at 1838 Investment Advisors and headed Edward Miller Associates, which provided stock recommendations. Mr. Miller also worked as a Portfolio Manager at Guardian Investors Services from 1989 to 2001 and was an Analyst at I/B/E/S prior thereto. He is a member of the Boston Security Analysts Society, the Chicago Quantitative Alliance, the Society of Quantitative Analysts and the Financial Executives Networking Group. Mr. Miller has 18 years of investment experience. He holds a B.A. from Dickinson College and an M.B.A. from New York University.
     Michael D. Soares is a Portfolio Manager of BFM. Mr. Soares joined BFM in 1996 as an Assistant Portfolio Manager and became a Quantitative Analyst in 1998. He was promoted to Portfolio Manager in 2003. Prior to BFM, Mr. Soares had portfolio accounting responsibilities at MFS Asset Management, Inc. and was a Trading Assistant at Invesco Management & Research, Inc. Mr. Soares has 11 years of investment experience. He holds a B.A. from the University of Maine and an M.B.A. from Bentley College
     Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of                     , 2006, SFM had assets under management of approximately $[___] billion.
     Ken Burgess, CFA, is a Partner of SFM and serves as Lead Portfolio Manager. He began his investment career with SFM in 1993.
International Fund
     Goldman Sachs Asset Management, L.P. GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., is located at 32 Old Slip, New York, New York 10005. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. (Goldman Sachs). As of                     , 2006, GSAM along with other units of IMD had assets under management of approximately $[___] billion. GSAM’s Quantitative Equity Team is led by Robert Jones. Mr. Jones’ team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International Strategy, overseen by Mr. Ioffe.
     Robert Jones, CFA is a Managing Director of GSAM’s Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a Portfolio Manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.
     Len Ioffe, CFA is a Managing Director and Senior Portfolio Manager on the Global Quantitative Equity Team, where he is responsible for portfolio management of global and non-U.S. portfolios. He is also a member of the GQE Investment Policy Committee. Prior to this role Len performed portfolio construction and risk analysis of both domestic and international portfolios and implemented different trading strategies. Len joined GSAM in 1994. Before joining GSAM, he worked at Smith Barney Shearson. Len has 15 years of industry experience. He received an M.S. in Computer Science from St. Petersburg Polytechnic University in Russia and an M.B.A. from New York University’s Stern School of Business.
     Julius Baer Investment Management, LLC. JBIM, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. (“JBS”). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of                     , 2006, JBIM had assets under management of approximately $[___] billion. Richard C. Pell and Rudolph Riad Younes are members of JBIM’s portfolio management team that are responsible for the management of the International Fund.
     Rudolph Riad Younes, CFA is a Senior Vice President and the Head of International Equities of JBIM. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIM. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English and French and has a working knowledge of German.
     Richard C. Pell is a Senior Vice President and the Chief Investment Officer of JBIM. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its U.S. balanced and fixed income management. Mr. Pell holds a B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.
     The Boston Company Asset Management, LLC. BCAM is a registered investment adviser, with its principal executive office located at One Boston Place, Boston, MA 02109. Mellon Trust of New England, N.A., located at One Boston Place, Boston, MA 02109, owns a majority interest in BCAM. As of                     , 2006, BCAM had assets under management of approximately $[___] billion. BCAM was founded on January 1, 1970.
     Daniel B. LeVan, CFA is the Lead Portfolio Manager for BCAM’s International Small Cap Equity Strategy. He is also a member of the portfolio management team for BCAM’s Global Equity and

International Core Equity disciplines. In addition, Mr. LeVan is responsible for conducting research covering the health care and technology sectors. Prior to joining the firm, Mr. LeVan was a Captain serving in the United States Air Force. He received his M.S.F. from Boston College and his M.B.A. from Bentley College. Mr. LeVan holds a B.S. from Clarkson University. Mr. LeVan is a Chartered Financial Analyst charter holder.
     John W. Evers, CFA is an Assistant Portfolio Manager for BCAM’s Global Equity, International Core and International Small Cap Equity Strategies. He is also responsible for performing research covering the energy and telecommunications sectors. Prior to joining BCAM, Mr. Evers was a Fixed Income Quantitative Analyst at Wellington Management. Previously, he was a Senior Analyst at Aetna Life & Casualty. Mr. Evers holds his M.S.F. from Boston College and his B.S. from the University of Maine. Mr. Evers is a Chartered Financial Analyst charter holder.
     Acadian Asset Management, Inc. Acadian is a registered investment adviser, with its principal executive office located at One Post Office Square, Boston, MA 02109. Old Mutual Asset Managers (U.S.) LLC, located at 200 Clarendon Street, 53rd Floor, Boston, MA 02116, is the sole shareholder of Acadian. Old Mutual (U.S.) Holdings Inc. is the sole shareholder of Old Mutual Asset Managers (U.S.) LLC. OM Group (UK) Limited is the sole shareholder of Old Mutual (U.S.) Holdings Inc. and Old Mutual PLC is the sole shareholder of OM Group (UK) Limited. As of                     , 2006, Acadian had assets under management of approximately $[___] billion. Acadian was founded in 1986.
     Matthew J. Cohen, CFA is a Senior Vice President, Portfolio Manager, and the Investment Database Manager. Matt joined Acadian in 1994. He specializes in equity valuation techniques and manages the processes and data that drive Acadian’s investment approach. Previously, Mr. Cohen worked as a Senior Systems Analyst and Project Manager for Digital Equipment Corporation. Education: B.S., Management, Rensselaer Polytechnic Institute; M.B.A., Finance, Boston University.
     Terence C. Burnham, Ph.D. is a Portfolio Manager and the Director of Economics. Mr. Burnham joined Acadian in the Fall of 2005. He was formerly an Economics Professor at Harvard Business School, University of Michigan and Harvard’s Kennedy School. Formerly President and CFO of Progenics Pharmaceuticals, Inc. Publisher of academic articles and numerous books. Masters in Computer Science, San Diego State University; Masters in Management, MIT’s Sloan School; Ph.D. in Business Economics from Harvard University. He served with distinction as a tank driver in the U.S. Marine Corps.
Real Asset Fund
     AEW Management and Advisors, L.P. AEW, an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW had $[___] billion of assets under management as of                     , 2006. AEW is a subsidiary of (and controlled by) IXIS Asset Management North America, L.P., which, is part of IXIS Asset Management Group. Together, with subsidiaries and affiliates in the U.S., Europe and Asia, IXIS Asset Management Group managed more than $[___] billion in assets for institutions and individuals as of                     , 2006. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210.
     Matthew A. Troxell serves as Portfolio Manager for the Fund. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has over 20 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

     Real Estate Management Services Group, LLC. REMS, located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. REMS is a registered investment adviser specializing in REIT portfolio management. As of                     , 2006, the REMS Group had approximately $[___] million in assets under management.
     Edward W. Turville, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.
     John E. Webster, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an Analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a Loan Officer and Asset Manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.
     Standish Mellon Asset Management Company LLC. Standish Mellon is a registered investment adviser, with its principal executive office located at Mellon Financial Center, One Boston Place, Suite 024-0344, Boston, Massachusetts 02108. Mellon Financial Corporation, located at One Boston Place, Boston, MA 02109, wholly owns Standish Mellon. As of                     , 2006, Standish Mellon had assets under management of approximately $[___] billion. Standish Mellon was formed on July 31, 2001.
     With respect to the portion of the Fund’s assets allocated to Standish Mellon, Robert M. Bayston, CFA serves as the Lead Portfolio Manager. In addition Aimee M. Figueiredo and Nate D. Pearson serve as Research Analysts.
     Robert M. Bayston, CFA, is a Portfolio Manager for Standish Mellon’s TIPS strategy and a Derivatives Trader. His trading responsibilities include the analysis and execution of derivative strategies across fixed income sectors including Treasuries, agencies, interest rate swaps, mortgages and corporate bonds. Using derivatives as hedging tools, Mr. Bayston is responsible for evaluating multi-sector option strategies and their application to portfolios. He joined the company in 1991 and has an M.S. from Boston College and a B.S. from the University of Virginia.
     Aimee M. Figueiredo is a Liquid Product Trader. She joined the company in 2002. She has a B.A. from Elmira College. She is currently a candidate in the CFA program.
     Nate D. Pearson is a Trader, responsible for liquid products. He joined the company in 2005 from Darling Consulting Group, where he was responsible for interest rate risk analysis and balance sheet management for client banks. Nate has an M.S.F. from Boston College and a B.S. from the University of New Hampshire. He is a candidate in the CFA program.

SERVICE PROVIDERS
     The chart below provides information on the Funds’ primary service providers.

SHAREHOLDER INFORMATION
PRICING OF SHARES
     The price of each Fund’s shares is based on a Fund’s net asset value (“NAV”). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
     Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.
     PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
PURCHASE OF SHARES
     Service shares are offered on a continuous basis and are sold without sales charges. The minimum initial investment in Service Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.
     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Multi-Manager Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Multi-Manager Funds	Wilmington Multi-Manager Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.
     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
     Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fees” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time, or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service

Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
     Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing.” Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
     Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Because certain of the Funds invest significantly in foreign securities traded on markets which close prior to when such Fund determines its net asset value, market timing can cause dilution in the value of such Fund’s shares held by other shareholders. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “PRICING OF SHARES” for more information. Also, because some of the Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Fund’s shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.

     There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.
     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Multi-Manager Funds	Wilmington Multi-Manager Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.
     Additional Information Regarding Redemptions:Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
     If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
     Small Accounts: If the value of your investment in a Fund falls below $500, you may be asked to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

EXCHANGE OF SHARES
     You may exchange all or a portion of your shares in a Fund for Service Shares of the following funds (“Wilmington Funds”):
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
     Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account.
     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged.
     To obtain prospectuses of the other Wilmington Funds free of charge, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
DISTRIBUTIONS
     Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.
     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES
     As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.
     The Funds’ distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
     It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
     Professional Fund Distributors, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
SHAREHOLDER SERVICE FEES
     The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of a Fund’s average daily net assets of its Service Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of a Fund’s Service Shares. Service activities provided by service providers under this plan include: (a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Service Shares.
SHARE CLASSES
     The Funds issue Institutional, Class A and Service Shares. Each class of shares bears a pro rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

FOR MORE INFORMATION
     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
     Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
     Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time
     The Funds’ SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet web-site at http://www.wilmingtontrust.com/funds. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.
The investment company registration number is 811-08648.

WILMINGTON ETF ALLOCATION FUND
of WT Mutual Fund
Institutional Shares
PROSPECTUS DATED ___, 2006
This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that this Fund:
•	is not a bank deposit

•	is not an obligation, of or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

•	is not guaranteed to achieve its goal
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

FUND DESCRIPTION

A look at the goals, strategies, risks, expenses and financial history of the Fund.	Summary
Performance Information
Fees and Expenses
Example
Investment Objective
Principal Investment Strategies
Additional Risk Information
Financial Highlights

Details about the service providers.	MANAGEMENT OF THE FUND
Investment Adviser
Fund Managers
Service Providers

Policies and instructions for opening, maintaining and closing an account in the Fund.	SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes

Details on the Fund’s distribution arrangements and share classes.	DISTRIBUTION ARRANGEMENTS
Share Classes

FOR MORE INFORMATION

[THIS PAGE INTENTIONALLY LEFT BLANK]

WILMINGTON ETF ALLOCATION FUND
Institutional Shares
FUND DESCRIPTION
SUMMARY

Investment Objective	The Wilmington ETF Allocation Fund seeks long-term capital appreciation.

Investment Focus	The Fund will primarily invest in Exchange Traded Funds or “ETFs.”

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Generally, ETFs seek to track a specified securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, an ETF is designed so that its performance will correspond closely with that of the index it tracks.

Share Price Volatility	High

Principal Investment Strategies	Under normal market conditions, the Fund will invest at least 80% of its assets in exchange traded securities of other investment companies (“exchange traded funds” or “ETFs”). The Fund is advised by Rodney Square Management Corporation (the “Adviser” or “RSMC”) and sub-advised by Wilmington Trust Investment Management, LLC (“WTIM”). The Fund invests its assets in ETFs in accordance with weightings determined by RSMC and WTIM.

The Fund’s assets will be allocated among several asset classes, including small-cap and large-cap U.S. equity, international equity in emerging and developed markets and real return assets. Please see “Investment Objective”, “Principal Investment Strategies” and “Additional Risk Information” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular ETFs.

Principal Risks	The following is a list of certain risks that may apply to your investment in the Fund.

•	Asset Allocation. The Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated among ETFs. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s asset classes or the ETFs in which the Fund invests may be inaccurate based on subsequent market conditions. There is a risk that the Fund will vary from the intended weightings in ETFs due to factors such as market fluctuations. There can be no assurance that the ETFs in which the Fund invests will achieve their investment objectives and the performance of these ETFs may be lower than the asset class that they were selected to represent.

•	Concentration Risk. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one ETF. To the extent that the Fund invests a significant portion of its assets in a single ETF, it will be particularly sensitive to the risks associated with that ETF and changes in the value of that ETF may have a significant effect on the net asset value of the Fund.

•	Investments in Other Investment Companies and Expenses. The Fund invests a substantial portion of its assets in ETFs which are registered investment companies. By investing in the Fund, you will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Your cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•	Non-Diversification Risk: The Fund is a non-diversified investment company which means that the Fund may invest most of its assets in securities issued by, or representing, a small number of companies. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

•	Not Insured-You Could Lose Money. An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency. It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities in which the Fund invests will increase in value.

•	NAV Will Fluctuate. The Fund’s share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

•	Risks of ETFs. Among the principal risks of the underlying ETFs, which could adversely affect the performance of the Fund, are:
o	Asset Class Risk

o	Concentration Risk

o	Credit Risk

o	Currency Risk

o	Derivatives Risk

o	Emerging Market Risk

o	Foreign Security Risk

o	Government Obligations Risk

o	High Yield Bond Risk

o	Interest Rate Risk

o	IPO Risk

o	Lack of Governmental Insurance or Guarantee

o	Leverage Risk

o	Liquidity Risk

o	Management Risk

o	Market Risk

o	Market Trading Risks

o	Non-Diversification Risk

o	Opportunity Risk

o	Passive Investment Risk

o	Preferred Stock Risk

o	Prepayment Risk

o	Real Estate Securities Risk

o	Small-Cap and Mid-Cap Company Risk

o	Tracking Error Risk

o	Trading Risk

o	Valuation Risk

•	Investment Adviser. The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

Please see “Additional Risk Information” for a description of these principal risks and other risks associated with the Underlying ETFs.

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.
PERFORMANCE INFORMATION
     The performance table below illustrates the risks and volatility of an investment in the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the S&P 500 Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
ETF Allocation Fund — Institutional Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The S&P 500 Index is a capitalization-weighted index consisting of 500 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares.

FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. The expenses are shown as a percentage of its net assets.
Shareholder Fees
(fees paid directly from your investment)

Institutional
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

1	Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Institutional
Shares
Management fees	0.50%
Distribution (Rule 12b-1) fees	None
Other expenses [1]	[__]	%
Total annual Fund operating expenses	[__]	%
Waivers/Reimbursements[2,3]	[__]	%
Net annual Fund operating expenses[2,3]	[__]	%

1	The Fund will indirectly pay a portion of the expenses of the ETFs in which the Fund invests. “Other expenses” do not include these expenses, which range from 0.15% to 0.75% annually, as a percentage of such ETFs’ average daily net assets. The Fund’s estimated indirect expense from investing in ETFs, based on its current allocations, is approximately [___]%.

2	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse the Fund for other expenses to the extent that “Total annual Fund operating expenses,” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees), exceed 0.70% through January 1, 2009.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods. (Fees and expenses paid by the underlying ETFs are not included.); and

•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares
1 Year	$	[__]
3 Years	$	[__]
5 Years	$	[__]
10 Years	$	[__]
The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns of Institutional Shares, either past or future.

INVESTMENT OBJECTIVE
The Wilmington ETF Allocation Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its assets in exchange traded securities of other investment companies (“exchange traded funds” or “ETFs”). The Fund invests its assets in ETFs in accordance with weightings determined by the investment adviser. This 80% policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Adviser believes that investments in ETFs provide the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of U.S. and non-U.S. equity securities. The ETFs in which the Fund may invest are referred to herein as the “Underlying ETFs.”
The Fund’s sub-adviser uses a two-stage asset allocation process to create an investment portfolio of ETFs for the Fund. The first stage is a strategic asset allocation to determine the percentage of the Fund’s investable assets to be invested in specific asset classes based on market (U.S./international), market capitalization (large-cap/small-cap), style (growth/value), or industry (real estate). The Adviser allocates a portion of the Fund’s assets to ETFs that invest in “Real Return” assets such as REITs, Treasury Inflation Protected Securities (“TIPS”) or commodity-related securities. The Adviser determines, monitors and may periodically adjust asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. The following table illustrates the Fund’s allocation among asset classes (the allocations and actual holdings will vary from time to time):

U.S. Equity			50% to 95%
	Large-Cap Core	0% to 95%
	Large-Cap Growth	0% to 95%
	Large-Cap Value	0% to 95%
	Small-Cap Core	0% to 95%
	Small-Cap Growth	0% to 95%
	Small-Cap Value	0% to 95%
“Real Return” Assets			0% to 15%

International Equity			0% to 35%
	Developed Markets	0% to 30%
	Emerging Markets	0% to 15%

The second stage involves the selection of Underlying ETFs to represent the asset classes and the determination of weightings among the Underlying ETFs for the Fund. The Fund may invest in any or all of the Underlying ETFs within an asset class, but will not normally invest in every Underlying ETF at one time. For cash management purposes, the Fund may hold a portion of its assets in U.S. Government securities, cash or cash equivalents. The Fund may also invest in money market funds that are series of WT Mutual Fund. There are certain risk factors associated with each of these securities that could affect the performance of the Underlying ETFs, which could, in turn, adversely affect the performance of the Fund. Please see “Investment Strategies and Risks of the Underlying ETFs” for a description of the principal risks associated with the Underlying ETFs.
The Adviser monitors the Fund’s holdings daily to ensure that the Underlying ETFs and the Fund’s actual allocations continue to conform to the Fund’s asset allocations over time. The Adviser may rebalance the Fund’s investments in the Underlying ETFs, as it deems appropriate to bring the portfolio back within the asset allocations. The Adviser may change the asset allocations or the Underlying ETFs or the allocation weightings without prior approval from shareholders.
While the primary focus of the Fund is the allocation of its assets among ETFs, the Fund may, subject to its policy to invest 80% of its assets in ETFs, invest in equity and fixed income securities and other types of securities when the Adviser believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time. In addition, the Fund may invest in derivatives investments, such as future contracts, forward contracts, option contracts, swap agreements, and options on future contracts. The Fund’s investment in these types of securities are subject to: market risk; foreign security risk; derivatives risk; small company risk; currency risk; emerging market risk; real estate securities risk; trading risk; lack of governmental insurance or guarantee. These risks are described below under “Principal Risks of the Underlying ETFs.”
Limitations on Investing in Other Investment Companies. Generally, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may not acquire shares of another investment company (including Underlying ETFs and other registered investment companies) (i) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of an Underlying ETF’s or other investment company’s total outstanding shares, (ii) if the Fund’s investment in securities of an Underlying ETF or other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of its total assets would be invested in investment companies, including the Underlying ETFs. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to several ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund’s ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the Fund take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such an exemptive order to several ETFs, which permits investment companies, including the Fund, to invest in such Underlying ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Underlying ETFs before investing in them in excess of the 1940 Act’s limitations. Certain Underlying ETFs are also known as “iShares®”1 which are series of iShares Trust and iShares, Inc. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the limitations set forth in the 1940 Act. If such relief is granted by the SEC, the Fund may invest up to 25% of its assets in any one Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.
To the extent the limitations of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent the Fund from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) as an alternative. The Fund may also invest in Other Investment Companies or Stock Baskets when the Adviser believes they represent more attractive opportunities than similar Underlying ETFs.
The Fund invests a substantial portion of its assets in the Underlying ETFs. Accordingly, the Fund’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.
In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

[1]	iShares is a registered mark of Barclays Global Investors, N.A. (“BGI”). The Fund is not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Fund or any member of the public regarding the advisability of investing in the Fund. BGI has no obligation or liability in connection with the operation, marketing, trading or sale of the Fund.

Investment Strategies and Risks of the Underlying ETFs. Information about the Fund’s principal investments, investment practices and principal risks appear above. The information below describes in greater detail the investment strategies and risks pertinent to the Underlying ETFs. The list of Underlying ETFs may change from time to time at the Adviser’s discretion.
The following table identifies some of the ETFs the Fund may use as an Underlying ETF and their asset category.

Asset Category	Underlying ETF/Tracking Index (Ticker Symbol)
Large-Cap	iShares Russell 1000 Index (IWB)
iShares S&P 500 (IVV)
Large-Cap Growth	iShares Russell 1000 Growth Index (IWF)
iShares S&P 500/Barra Growth Index (IVW)
Large-Cap Value	iShares Russell 1000 Value Index (IWD)
iShares S&P 500/Barra Value Index (IVE)
Small-Cap	iShares Russell 2000 Index (IWM)
iShares S&P SmallCap 600 Index (IJR)
Small-Cap Growth	iShares Russell 2000 Growth Index (IWO)
iShares S&P SmallCap/Barra 600 Growth Index (IJT)
Small-Cap Value	iShares Russell 2000 Value Index (IWN)
iShares S&P SmallCap/Barra 600 Value Index (IJS)
REITS/Real Estate Industry	iShares Cohen & Steers Realty Majors Index (ICF)
iShares Dow Jones Real Estate Sector Index (IYR)
International – Developed Markets	iShares MSCI EAFE Index (EFA)
International – Emerging Markets	iShares MSCI Emerging Markets Index (EEM)
In addition to purchasing the securities of its respective index, some or all of the Underlying ETFs may to varying extents: borrow money; lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and other types of securities and investment techniques used by the Underlying ETFs have attendant risks. The Fund is indirectly subject to some or all of these risks to varying degrees because it normally invests a substantial portion of its assets in Underlying ETFs.
Additional Underlying ETFs. In addition to the Underlying ETFs listed above, the Fund may invest in additional Underlying ETFs, including those that may become available for investment in the future, at the discretion of the Adviser and without shareholder approval or notice.

ADDITIONAL RISK INFORMATION
The following principal risks are associated with investments in the Underlying ETFs and, indirectly, with your investment in the Fund. Each Underlying ETF may be subject to additional risks other than those described below because the types of investments made by an Underlying ETF can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by an Underlying ETF, please refer to the SAI.
•	Asset Class Risk: The returns from the types of securities in which an ETF invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

•	Concentration Risk: If the underlying index of an ETF concentrates in a particular industry, group of industries or sector, that ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

•	Credit Risk: The risk that the issuer of a security or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates can affect the net asset value of a fund. Because each ETF’s NAV is determined on the basis of U.S. dollars, the Fund may lose money by investing in an ETF if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the ETF’s holdings goes up.

•	Derivatives Risk: A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each ETF may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an ETF’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

•	Emerging Market Risk: Some foreign markets in which ETFs invest are considered to be emerging markets. Investment in these emerging markets subjects an ETF to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•	Foreign Security Risk: Certain ETFs invest entirely within the equity markets of a single country or region. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	High Yield Bond Risk: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default or changes in the market’s psychology.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by an Underlying ETF will vary with changes in interest rates.

•	IPO Risk: An Underlying ETF may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. An Underlying ETF may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of an Underlying ETF’s portfolio as the Underlying ETF’s assets increase (and thus have a more limited effect on performance).

•	Lack of Governmental Insurance or Guarantee: An investment in an ETF is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Management Risk: Because an ETF may not fully replicate its underlying index and may hold securities not included in its underlying index, an ETF is subject to management risk. This is the risk that the investment strategy used by an ETF’s investment adviser, the implementation of which is subject to a number of constraints, may not produce the intended results.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Each ETF’s NAV will fluctuate in response to changes in these factors. You could lose money over short periods due to fluctuation in an ETF’s NAV in response to market movements, and over longer periods during market downturns.

•	Market Trading Risks:

Absence of Prior Active Market: Although the shares of the ETFs in which the Fund invests are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity: Secondary market trading in ETF shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in ETF shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any ETF will continue to be met or will remain unchanged.

Shares of an ETF May Trade at Prices Other Than NAV: Shares of an ETF may trade at, above or below their NAV. The per share NAV of an ETF will fluctuate with changes in the market value of such ETF’s holdings. The trading prices of an ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in large blocks of shares (“Creation Units”) at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), it is likely that large discounts or premiums to the NAV of an ETF’s shares should not be sustained.

•	Non-Diversification Risk: An ETF may be classified as “non-diversified.” This means that each ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, an ETF may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Passive Investment Risk: Most ETFs are not actively managed. An ETF may be affected by a general decline in the U.S. or foreign market segments relating to its underlying index. Each ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit. The investment adviser to an ETF does not attempt to take defensive positions in declining markets.

•	Preferred Stock Risk: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Real Estate Securities Risk: Real estate securities are issued by “real estate companies” which are domestic and foreign companies that are primarily engaged in the real estate industry, including real estate investment trusts or “REITs.” Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which an Underlying ETF invests.

In addition, REITs are not diversified by industry and, therefore, their value may fluctuate more widely and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, an Underlying ETF will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•	Small-Cap and Mid-Cap Company Risk: Certain ETFs only invest in small-cap and mid-cap companies. Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•	Tracking Error Risk: Imperfect correlation between an ETF’s securities and those in its underlying index, rounding of prices, changes to the underlying indices and regulatory policies may cause an ETF’s performance to vary from the performance of its underlying index. This is called “tracking error.” Tracking error may also result because the ETF incurs fees and expenses while its underlying index does not incur such expenses.

•	Trading Risk: While the creation/redemption feature of ETFs is designed to make it likely that shares of ETFs will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

•	Valuation Risk: The risk that an Underlying ETF has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS
     The financial highlights table is intended to help you understand the Fund’s financial performance for the period of its operation. Certain information reflects financial results for a single Institutional Share of a Fund. The total return in the table represents the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by [                    ], whose report, along with the Fund’s financial statements, is included in the Institutional Shares’ Annual Report, which is available without charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.
Wilmington ETF Allocation Fund — Institutional Shares

For the Period Ended June 30, 2006
Net Asset Value — Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value — End of Period
Total Return

Ratios (to average net assets)/ Supplemental Data:[3]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Less than $0.01 per share.

[3]	The Wilmington ETF Allocation Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

MANAGEMENT OF THE FUND
The Board of Trustees of WT Mutual Fund (the “Trust”), the investment company of which the Fund is a series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.
INVESTMENT ADVISER
Rodney Square Management Corporation (“RSMC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Fund. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. RSMC provides services exclusively to investment companies sponsored by it or its affiliates. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, is responsible for the day-to-day management of the Fund and also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of                     , 2006, RSMC had $[   ] billion in assets under management.
The Fund pays an advisory fee to RSMC at an annual rate of 0.50% on the first $1 billion of the Fund’s average daily net assets, 0.45% on the next $1 billion and 0.40% of the Fund’s average daily net assets in excess of $2 billion. In addition, the Fund indirectly pays its proportionate share of the advisory and sub-advisory fees paid by the Underlying ETFs. WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
FUND MANAGERS
The day-to-day management of the Fund is the responsibility of a group of WTIM investment professionals, which determines the Fund’s asset allocations based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals (“Fund Managers”) at RSMC and WTIM who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities. The senior members of the Fund’s management team who are jointly and primarily responsible for the Fund’s day-to-day management are set forth below.

Robert E. Reiser is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust’s asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.
R. Samuel Fraundorf, CFA, CPA has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC, and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust’s investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).
Adrian Cronje, Ph.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
The Fund’s SAI provides additional information about each Fund Manager’s compensation, other accounts managed by each of the Fund Managers and each Fund Manager’s ownership of securities in the Fund.

SERVICE PROVIDERS
The chart below provides information on the Fund’s primary service providers.
Asset Shareholder
Management Services
Investment Adviser and Administrator Transfer Agent
Rodney Square Management Corp. PFPC Inc.
1100 North Market Street 760 Moore Road
Wilmington, DE 19890 King of Prussia, PA 19406
Manages the Fund’s investment activities and Handles certain shareholder services, including recordkeeping oversees Fund administration and other service and statements, payment of distributions and processing of buy and providers. sell requests.
WT MUTUAL FUND Wilmington ETF Allocation Fund
Fund Fund Asset
Operations Safe Keeping
Sub-Administrator and Custodian
Accounting Agent
PFPC Inc. Wilmington Trust Company
301 Bellevue Parkway 1100 North Market Street
Wilmington, DE 19809 Wilmington, DE 19890
Provides facilities, equipment and personnel to Holds the Fund’s assets, settles all portfolio trades and collects most carry out administrative services related to of the valuation data required for calculating the Fund and calculates the Fund’s NAV and the Fund’s NAV per distributions. share.
Distribution
Distributor
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, PA 19406
Distributes the Fund’s Shares.

SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of the Fund’s shares is based on its net asset value (“NAV”).The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund’s sub-administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES
Institutional Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment amount for Institutional Shares is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.
You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Fund’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington ETF Allocation Fund	Wilmington ETF Allocation Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.
Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in its or its shareholders’ best interest.
It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange with a Wilmington Fund (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund or (F) by the Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
Frequent Purchases and Redemptions: The Fund discourages frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position (primarily, the redemption fees set forth above and the related exchange fees set forth below). The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons the Fund or the Distributor believes are engaging in similar trading activity.
Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Frequent trading by the Fund’s shareholders may require the Fund to redeem its interests in one or more of its investments at an inopportune time.
Because certain of the Underlying ETFs invest significantly in foreign securities traded on markets which close prior to when such Underlying ETF determines its net asset value, market timing can cause dilution in the value of such Underlying ETF’s shares held by other shareholders, including the Fund. This occurs when market timers attempt to trade shares of the Underlying ETF when the net asset value of the Underlying ETF does not reflect the value of the underlying portfolio securities. Short-term trading in small-cap ETFs may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
There is no guarantee that the Fund, the Underlying ETFs or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Fund, the Underlying ETFs and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Fund or their agents regarding underlying beneficial owners of Fund shares.

By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name, and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington ETF Allocation Fund	Wilmington ETF Allocation Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.
If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).
Small Accounts: If the value of your investment in the Fund falls below $50,000, you may be asked to increase your balance. If after 60 days, the account value is still below $50,000, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

EXCHANGE OF SHARES
You may exchange all or a portion of your Institutional Shares in the Fund for Institutional Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/ Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder’s account for Institutional Shares.
Fees on Exchanges: If shares are held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged.

Prospectuses for the Institutional Shares of the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
DISTRIBUTIONS
Distributions from the net investment income of the Fund, if any, are declared and paid quarterly to you. Any net capital gain realized by the Fund will be distributed annually.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.
Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in the Fund’s SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
SHARE CLASSES
The Fund issues Institutional and Class A Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. The Institutional Shares of the Fund do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares are offered in a separate prospectus with a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares.

FOR MORE INFORMATION
FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:
Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement Of Additional Information: The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
Copies of these documents, when available, and answers to questions about the Fund may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time
The Fund’s SAI, annual and semi-reports are accessible, free of charge, on the Fund’s internet website at http://www.wilmingtonfunds.com. Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.
The investment company registration number is 811-08648.

WILMINGTON ETF ALLOCATION FUND
of WT Mutual Fund
Class A Shares
PROSPECTUS DATED ___, 2006
This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that this Fund:
•	is not a bank deposit

•	is not an obligation, of or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

•	is not guaranteed to achieve its goal
Class A Shares of the Fund are offered with a front-end sales charge except for certain persons eligible to purchase Class A Shares at Net Asset Value. See “Sales Charge Reductions and Waivers.”
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

FUND DESCRIPTION

A look at the goals, strategies,	Summary
risks, expenses and financial	Performance Information
history of the Fund.	Fees and Expenses
Example
Investment Objective
Principal Investment Strategies
Additional Risk Information
Financial Highlights

Details about the service	MANAGEMENT OF THE FUND
providers	Investment Adviser
Fund Managers
Service Providers

Policies and instructions for	SHAREHOLDER INFORMATION
opening, maintaining and	Pricing of Shares
closing an account in	Purchase of Shares
the Fund.	Front-End Sales Charge
Redemption of Shares
Exchange of Shares
Distributions
Taxes

Details on the Fund’s	DISTRIBUTION ARRANGEMENTS
distribution arrangements,	Distribution Fees
Rule 12b-1 fees and share	Sub-Transfer Agency Fees
classes	Additional Payments
Share Classes

FOR MORE INFORMATION

[THIS PAGE INTENTIONALLY LEFT BLANK]

WILMINGTON ETF ALLOCATION FUND
Class A Shares
FUND DESCRIPTION
SUMMARY

Investment Objective	The Wilmington ETF Allocation Fund seeks long-term capital appreciation.

Investment Focus	The Fund will primarily invest in Exchange Traded Funds or “ETFs.”

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Generally, ETFs seek to track a specified securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, an ETF is designed so that its performance will correspond closely with that of the index it tracks.

Share Price Volatility	High

Principal Investment Strategies	Under normal market conditions, the Fund will invest at least 80% of its assets in exchange traded securities of other investment companies (“exchange traded funds” or “ETFs”). The Fund is advised by Rodney Square Management Corporation (the “Adviser” or “RSMC”) and sub-advised by Wilmington Trust Investment Management, LLC (“WTIM”). The Fund invests its assets in ETFs in accordance with weightings determined by RSMC and WTIM .

The Fund’s assets will be allocated among several asset classes, including small-cap and large-cap U.S. equity, international equity in emerging and developed markets and real return assets. Please see “Investment Objective, Principal Investment Strategies and Principal Risks” for a discussion of how the Adviser allocates and reallocates the Fund’s assets among particular ETFs.

Principal Risks	The following is a list of certain risks that may apply to your investment in the Fund.

•	Asset Allocation. The Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated among ETFs. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s asset classes or the ETFs in which the Fund invests may be inaccurate based on subsequent market conditions. There is a risk that the Fund will vary from the intended weightings in ETFs due to factors such as market fluctuations. There can be no assurance that the ETFs in which the Fund invests will achieve their investment objectives and the performance of these ETFs may be lower than the asset class that they were selected to represent.

•	Concentration Risk. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one ETF. To the extent that the Fund invests a significant portion of its assets in a single ETF, it will be particularly sensitive to the risks associated with that ETF and changes in the value of that ETF may have a significant effect on the net asset value of the Fund.

•	Investments in Other Investment Companies and Expenses. The Fund invests a substantial portion of its assets in ETFs which are registered investment companies. By investing in the Fund, you will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Your cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•	Non-Diversification Risk: The Fund is a non-diversified investment company which means that the Fund may invest most of its assets in securities issued by, or representing, a small number of companies. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.
•	Not Insured-You Could Lose Money. An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities in which the Fund invests will increase in value.

•	NAV Will Fluctuate. The Fund’s share price will fluctuate in response to changes in the market value of its investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

•	Risks of ETFs. Among the principal risks of the underlying ETFs, which could adversely affect the performance of the Fund, are:

o	Asset Class Risk	o	Liquidity Risk

o	Concentration Risk	o	Management Risk

o	Credit Risk	o	Market Risk

o	Currency Risk	o	Market Trading Risks

o	Derivatives Risk	o	Non-Diversification Risk

o	Emerging Market Risk	o	Opportunity Risk

o	Foreign Security Risk	o	Passive Investment Risk

o	Government Obligations Risk	o	Preferred Stock Risk

o	High Yield Bond Risk	o	Prepayment Risk

o	Interest Rate Risk	o	Real Estate Securities Risk

o	IPO Risk	o	Small-Cap and Mid-Cap Company Risk

o	Lack of Governmental Insurance or Guarantee	o	Tracking Error Risk

o	Leverage Risk	o	Trading Risk

		o	Valuation Risk

•	Investment Adviser. The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

Please see “Additional Risk Information” for a description of these principal risks and other risks associated with the Underlying ETFs.

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.
PERFORMANCE INFORMATION
     The performance table below illustrates the risks and volatility of an investment in Class A Shares of the Fund by showing the Fund’s performance since inception and by showing how the Fund’s average annual total returns since inception, before and after taxes, compare with those of the S&P 500 Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been voluntarily waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
ETF Allocation Fund — Class A Shares
Average Annual Total Returns

Since Inception
(December 20, 2005)
Return Before Taxes	[__]	%
Return After Taxes on Distributions[1]	[__]	%
Return After Taxes on Distributions and Sale of Shares[1]	[__]	%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	[__]	%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The S&P 500 Index is a capitalization-weighted index consisting of 500 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares.

FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. The expenses are shown as a percentage of its net assets.
Shareholder Fees
(fees paid directly from your investment)

Class A
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1]	3.50%
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee [2]	1.00%
Exchange fee [2]	1.00%

1	Lower front-end sales charges for Class A shares may be available with the purchase of $100,000 or more. See “Front-End Sales Charge” for additional information.

2	Class A Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Class A
	Shares
Management fees	0.50%
Distribution (Rule 12b-1) fees	0.25%
Other expenses [1]	[___]	%
Total annual Fund operating expenses	[___]	%
Waivers/Reimbursements[2,3]	[___]	%
Net annual Fund operating expenses[2,3]	[___]	%

1	The Fund will indirectly pay a portion of the expenses of the ETFs in which the Fund invests. “Other expenses” do not include these expenses, which range from 0.15% to 0.75% annually, as a percentage of such ETFs’ average daily net assets. The Fund’s estimated indirect expense from investing in ETFs, based on its current allocations, is approximately [___]%.

2	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse the Fund for other expenses to the extent that “Total annual Fund operating expenses,” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees), exceed 0.70% through January 1, 2009.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

EXAMPLE
This Example is intended to help you compare the cost of investing in Class A Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods. (Fees and expenses paid by the underlying ETFs are not included.); and

•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Class A Shares
1 Year	$[___]
3 Years	$[___]
5 Years	$[___]
10 Years	$[___]
The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns of Class A Shares, either past or future.

INVESTMENT OBJECTIVE
The Wilmington ETF Allocation Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its assets in exchange traded securities of other investment companies (“exchange traded funds” or “ETFs”). The Fund invests its assets in ETFs in accordance with weightings determined by the investment adviser. This 80% policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Adviser believes that investments in ETFs provide the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of U.S. and non-U.S. equity securities. The ETFs in which the Fund may invest are referred to herein as the “Underlying ETFs.”
The Fund’s sub-adviser uses a two-stage asset allocation process to create an investment portfolio of ETFs for the Fund. The first stage is a strategic asset allocation to determine the percentage of the Fund’s investable assets to be invested in specific asset classes based on market (U.S./international), market capitalization (large-cap/small-cap), style (growth/value), or industry (real estate). The Adviser allocates a portion of the Fund’s assets to ETFs that invest in “Real Return” assets such as REITs, Treasury Inflation Protected Securities (“TIPS”) or commodity-related securities. The Adviser determines, monitors and may periodically adjust asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. The following table illustrates the Fund’s allocation among asset classes (the allocations and actual holdings will vary from time to time):

U.S. Equity			50% to 95%
	Large-Cap Core	0% to 95%
	Large-Cap Growth	0% to 95%
	Large-Cap Value	0% to 95%
	Small-Cap Core	0% to 95%
	Small-Cap Growth	0% to 95%
	Small-Cap Value	0% to 95%
“Real Return” Assets			0% to 15%
International Equity			0% to 35%
	Developed Markets	0% to 30%
	Emerging Markets	0% to 15%

The second stage involves the selection of Underlying ETFs to represent the asset classes and the determination of weightings among the Underlying ETFs for the Fund. The Fund may invest in any or all of the Underlying ETFs within an asset class, but will not normally invest in every Underlying ETF at one time. For cash management purposes, the Fund may hold a portion of its assets in U.S. Government securities, cash or cash equivalents. The Fund may also invest in money market funds that are series of WT Mutual Fund. There are certain risk factors associated with each of these securities that could affect the performance of the Underlying ETFs, which could, in turn, adversely affect the performance of the Fund. Please see “Investment Strategies and Risks of the Underlying ETFs” for a description of the principal risks associated with the Underlying ETFs.
The Adviser monitors the Fund’s holdings daily to ensure that the Underlying ETFs and the Fund’s actual allocations continue to conform to the Fund’s asset allocations over time. The Adviser may rebalance the Fund’s investments in the Underlying ETFs, as it deems appropriate to bring the portfolio back within the asset allocations. The Adviser may change the asset allocations or the Underlying ETFs or the allocation weightings without prior approval from shareholders.
While the primary focus of the Fund is the allocation of its assets among ETFs, the Fund may, subject to its policy to invest 80% of its assets in ETFs, invest in equity and fixed income securities and other types of securities when the Adviser believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time. In addition, the Fund may invest in derivatives investments, such as future contracts, forward contracts, option contracts, swap agreements, and options on future contracts. The Fund’s investment in these types of securities are subject to: market risk; foreign security risk; derivatives risk; small company risk; currency risk; emerging market risk; real estate securities risk; trading risk; lack of governmental insurance or guarantee. These risks are described below under “Principal Risks of the Underlying ETFs.”
Limitations on Investing in Other Investment Companies. Generally, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may not acquire shares of another investment company (including Underlying ETFs and other registered investment companies) (i) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of an Underlying ETF’s or other investment company’s total outstanding shares, (ii) if the Fund’s investment in securities of an Underlying ETF or other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of its total assets would be invested in investment companies, including the Underlying ETFs. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to several ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund’s ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the Fund take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such an exemptive order to several ETFs, which permits investment companies, including the Fund, to invest in such Underlying ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Underlying ETFs before investing in them in excess of the 1940 Act’s limitations. Certain Underlying ETFs are also known as “iShares®”1 which are series of iShares Trust and iShares, Inc. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the limitations set forth in the 1940 Act. If such relief is granted by the SEC, the Fund may invest up to 25% of its assets in any one Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.
To the extent the limitations of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent the Fund from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) as an alternative. The Fund may also invest in Other Investment Companies or Stock Baskets when the Adviser believes they represent more attractive opportunities than similar Underlying ETFs.
The Fund invests a substantial portion of its assets in the Underlying ETFs. Accordingly, the Fund’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.
In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

[1]	iShares is a registered mark of Barclays Global Investors, N.A. (“BGI”). The Fund is not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Fund or any member of the public regarding the advisability of investing in the Fund. BGI has no obligation or liability in connection with the operation, marketing, trading or sale of the Fund.

Investment Strategies and Risks of the Underlying ETFs. Information about the Fund’s principal investments, investment practices and principal risks appear above. The information below describes in greater detail the investment strategies and risks pertinent to the Underlying ETFs. The list of Underlying ETFs may change from time to time at the Adviser’s discretion.
The following table identifies some of the ETFs the Fund may use as an Underlying ETF and their asset category.

Asset Category	Underlying ETF/Tracking Index (Ticker Symbol)
Large-Cap	iShares Russell 1000 Index (IWB) iShares S&P 500 (IVV)

Large-Cap Growth	iShares Russell 1000 Growth Index (IWF) iShares S&P 500/Barra Growth Index (IVW)

Large-Cap Value	iShares Russell 1000 Value Index (IWD) iShares S&P 500/Barra Value Index (IVE)

Small-Cap	iShares Russell 2000 Index (IWM) iShares S&P SmallCap 600 Index (IJR)

Small-Cap Growth	iShares Russell 2000 Growth Index (IWO) iShares S&P SmallCap/Barra 600 Growth Index (IJT)

Small-Cap Value	iShares Russell 2000 Value Index (IWN) iShares S&P SmallCap/Barra 600 Value Index (IJS)

REITS/Real Estate Industry	iShares Cohen & Steers Realty Majors Index (ICF) iShares Dow Jones Real Estate Sector Index (IYR)

International – Developed Markets	iShares MSCI EAFE Index (EFA)

International – Emerging Markets	iShares MSCI Emerging Markets Index (EEM)
In addition to purchasing the securities of its respective index, some or all of the Underlying ETFs may to varying extents: borrow money; lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and other types of securities and investment techniques used by the Underlying ETFs have attendant risks. The Fund is indirectly subject to some or all of these risks to varying degrees because it normally invests a substantial portion of its assets in Underlying ETFs.
Additional Underlying ETFs. In addition to the Underlying ETFs listed above, the Fund may invest in additional Underlying ETFs, including those that may become available for investment in the future, at the discretion of the Adviser and without shareholder approval or notice.

ADDITIONAL RISK INFORMATION
The following principal risks are associated with investments in the Underlying ETFs and, indirectly, with your investment in the Fund. Each Underlying ETF may be subject to additional risks other than those described below because the types of investments made by an Underlying ETF can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by an Underlying ETF, please refer to the SAI.
•	Asset Class Risk: The returns from the types of securities in which an ETF invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

•	Concentration Risk: If the underlying index of an ETF concentrates in a particular industry, group of industries or sector, that ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

•	Credit Risk: The risk that the issuer of a security or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates can affect the net asset value of a fund. Because each ETF’s NAV is determined on the basis of U.S. dollars, the Fund may lose money by investing in an ETF if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the ETF’s holdings goes up.

•	Derivatives Risk: A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each ETF may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an ETF’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

•	Emerging Market Risk: Some foreign markets in which ETFs invest are considered to be emerging markets. Investment in these emerging markets subjects an ETF to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•	Foreign Security Risk: Certain ETFs invest entirely within the equity markets of a single country or region. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	High Yield Bond Risk: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default or changes in the market’s psychology.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by an Underlying ETF will vary with changes in interest rates.

•	IPO Risk: An Underlying ETF may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. An Underlying ETF may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of an Underlying ETF’s portfolio as the Underlying ETF’s assets increase (and thus have a more limited effect on performance).

•	Lack of Governmental Insurance or Guarantee: An investment in an ETF is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Management Risk: Because an ETF may not fully replicate its underlying index and may hold securities not included in its underlying index, an ETF is subject to management risk. This is the risk that the investment strategy used by an ETF’s investment adviser, the implementation of which is subject to a number of constraints, may not produce the intended results.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Each ETF’s NAV will fluctuate in response to changes in these factors. You could lose money over short periods due to fluctuation in an ETF’s NAV in response to market movements, and over longer periods during market downturns.

•	Market Trading Risks:
Absence of Prior Active Market: Although the shares of the ETFs in which the Fund invests are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.
Lack of Market Liquidity: Secondary market trading in ETF shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in ETF shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any ETF will continue to be met or will remain unchanged.

Shares of an ETF May Trade at Prices Other Than NAV: Shares of an ETF may trade at, above or below their NAV. The per share NAV of an ETF will fluctuate with changes in the market value of such ETF’s holdings. The trading prices of an ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in large blocks of shares (“Creation Units”) at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), it is likely that large discounts or premiums to the NAV of an ETF’s shares should not be sustained.
•	Non-Diversification Risk: An ETF may be classified as “non-diversified.” This means that each ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, an ETF may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Passive Investment Risk: Most ETFs are not actively managed. An ETF may be affected by a general decline in the U.S. or foreign market segments relating to its underlying index. Each ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit. The investment adviser to an ETF does not attempt to take defensive positions in declining markets.

•	Preferred Stock Risk: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions. There is also the risk that the corporation issuing the preferred stock will not make the expected dividend payments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Real Estate Securities Risk: Real estate securities are issued by “real estate companies” which are domestic and foreign companies that are primarily engaged in the real estate industry, including real estate investment trusts or “REITs.” Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which an Underlying ETF invests.

In addition, REITs are not diversified by industry and, therefore, their value may fluctuate more widely and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, an Underlying ETF will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•	Small-Cap and Mid-Cap Company Risk: Certain ETFs only invest in small-cap and mid-cap companies. Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

•	Tracking Error Risk: Imperfect correlation between an ETF’s securities and those in its underlying index, rounding of prices, changes to the underlying indices and regulatory policies may cause an ETF’s performance to vary from the performance of its underlying index. This is called “tracking error.” Tracking error may also result because the ETF incurs fees and expenses while its underlying index does not incur such expenses.

•	Trading Risk: While the creation/redemption feature of ETFs is designed to make it likely that shares of ETFs will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

•	Valuation Risk: The risk that an Underlying ETF has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS
          The financial highlights table is intended to help you understand the Fund’s financial performance for the period of its operation. Certain information reflects financial results for a single Class A Share of a Fund. The total return in the table represents the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by [___], whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available without charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.
Wilmington ETF Allocation Fund — Class A Shares

For the Period Ended June 30, 2006
Net Asset Value – Beginning of Period

Investment Operations:
Net investment income (loss)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Distributions:
From net investment income
From net realized gain
In excess of net realized gain

Total distributions

Net Asset Value – End of Period

Total Return

Ratios (to average net assets)/ Supplemental Data:[3]
Expenses:
Including expense limitations
Excluding expense limitations
Net investment income (loss)
Portfolio turnover rate
Net assets at end of period (000 omitted)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]	Less than $0.01 per share.

[3]	The Wilmington ETF Allocation Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.

MANAGEMENT OF THE FUND
The Board of Trustees of WT Mutual Fund (the “Trust”), the investment company of which the Fund is a series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.
INVESTMENT ADVISER
Rodney Square Management Corporation (“RSMC”), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Fund. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. RSMC provides services exclusively to investment companies sponsored by it or its affiliates. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, is responsible for the day-to-day management of the Fund and also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of ___, 2006, RSMC had $[___] billion in assets under management.
The Fund pays an advisory fee to RSMC at an annual rate of 0.50% on the first $1 billion of the Fund’s average daily net assets, 0.45% on the next $1 billion and 0.40% of the Fund’s average daily net assets in excess of $2 billion. In addition, the Fund indirectly pays its proportionate share of the advisory and sub-advisory fees paid by the Underlying ETFs. WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
FUND MANAGERS
The day-to-day management of the Fund is the responsibility of a group of WTIM investment professionals, which determines the Fund’s asset allocations based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals (“Fund Managers”) at RSMC and WTIM who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities. The senior members of the Fund’s management team who are jointly and primarily responsible for the Fund’s day-to-day management are set forth below.

Robert E. Reiser is a Vice President of RSMC and WTIM. He has been the Chief Investment Strategist at WTIM since June 2004 and Vice President of RSMC since 2003. Previously, he was Executive Vice President and Chief Investment Officer, Balentine & Company from 1999 to 2003. As Chief Investment Strategist, Mr. Reiser is responsible for overseeing Wilmington Trust’s asset allocation policy, independent manager selection, evaluation of new investment opportunities and tactical portfolio rebalancing strategies.
R. Samuel Fraundorf, CFA, CPA has been Vice President and Director of Manager Research at Wilmington Trust Company, RSMC, and WTIM since 2004. Previously, he was Senior Manager, KPMG Investment Advisors from 1999 to 2004. Mr. Fraundorf is responsible for overseeing Wilmington Trust’s investment manager selection process, including manager searches, due diligence processes and implementation strategies to either include or remove these managers. His responsibilities also include research on the portfolio construction process (i.e., the allocation among managers within a fund).
Adrian Cronje, Ph.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
The Fund’s SAI provides additional information about each Fund Manager’s compensation, other accounts managed by each Fund Manager and each Fund Manager’s ownership of securities in the Fund.

SERVICE PROVIDERS
The chart below provides information on the Fund’s primary service providers.

SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of the Fund’s shares is based on its net asset value (“NAV”).The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund’s sub-administrator and accounting agent, PFPC Inc. (“PFPC”) determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES
Class A Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment amount for Class A Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.
FRONT-END SALES CHARGE
                         In order to purchase Class A Shares, you will incur a front-end sales charge at the time of purchase (a “sales charge”) based on the dollar amount of your purchase. The maximum initial sales charge is 3.50% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under “Sales Charge Reductions and Waivers”. To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

•	Information or records regarding Fund shares held in all your accounts (e.g., retirement accounts) at your financial intermediary(ies); and

•	Information or records regarding Fund shares held at any financial intermediary by persons related to you, such as members of your family or household.

                         The offering price for each Class A Share is the NAV plus the front-end sales charge. When you purchase Class A Shares in a Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in Class A Shares of the Fund.
                         Class A Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of each Fund’s average daily net assets attributable to Class A Shares. Class A Shares will not be subject to any contingent deferred sales charge (“CDSC” or “back-end sales charge”) when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

	As a Percentage of	As a Percentage of
Your Investment	Offering Price	Your Investment
$1,000 up to $100,000	3.50%	3.63%
$100,000 up to $250,000	2.00%	2.04%
$250,000 up to $500,000	1.50%	1.52%
Over $500,000	None	None
Sales Charge Reductions and Waivers
                         Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

•	Accumulation privilege — permits you to add the value of any Class A Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

•	Letter of intent — permits you to purchase Class A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Fund’s SAI for terms and conditions.

                         To use these privileges, discuss your eligibility with your financial consultant.
                         Net Asset Value Purchases. Class A Shares may be purchased at net asset value by:
•	Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

•	Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

•	Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

•	“Wrap accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of a Fund’s shares;

•	Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

•	Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.
                         You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Fund’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
                         The Fund’s SAI further explains the front-end sales charge on the Fund’s Class A Shares and is accessible, free of charge, on the Fund’s internet website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.
By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington ETF Allocation Fund	Wilmington ETF Allocation Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.
Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the

NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
Any purchase order may be rejected if the Fund determines that accepting the order would not be in its or its shareholders’ best interest.
It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange with a Wilmington Fund (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington

Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund or (F) by the Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
Frequent Purchases and Redemptions: The Fund discourages frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position (primarily, the redemption fees set forth above and the related exchange fees set forth below). The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons the Fund or the Distributor believes are engaging in similar trading activity.
Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Frequent trading by the Fund’s shareholders may require the Fund to redeem its interests in one or more of its investments at an inopportune time.
Because certain of the Underlying ETFs invest significantly in foreign securities traded on markets which close prior to when such Underlying ETF determines its net asset value, market timing can cause dilution in the value of such Underlying ETF’s shares held by other shareholders, including the Fund. This occurs when market timers attempt to trade shares of the Underlying ETF when the net asset value of the Underlying ETF does not reflect the value of the underlying portfolio securities. Short-term trading in small-cap ETFs may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.
There is no guarantee that the Fund, the Underlying ETFs or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Fund, the Underlying ETFs and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Fund or their agents regarding underlying beneficial owners of Fund shares.
By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature, and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington ETF Allocation Fund	Wilmington ETF Allocation Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.
If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).
Small Accounts: If the value of your investment in the Fund falls below $500, you may be asked to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value. The minimum account balance may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
EXCHANGE OF SHARES
You may exchange all or a portion of your Class A Shares in the Fund for Class A Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington Short/ Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account for Class A Shares.

Fees on Exchanges: If shares are held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged.
Prospectuses for the Class A Shares of the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com, or by calling (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.
DISTRIBUTIONS
Distributions from the net investment income of the Fund, if any, are declared and paid quarterly to you. Any net capital gain realized by the Fund will be distributed annually.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.
Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in the Fund’s SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
DISTRIBUTION FEES
The Class A Shares of the Fund have adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Class A Shares. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of the Fund’s average daily net assets of its Class A Shares is 0.25%.
SUB-TRANSFER AGENCY FEES
The Board of Trustees has authorized the Fund to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund. Service activities provided by service providers under this plan include: (a) answering shareholders’ inquiries; (b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders’ accounts and records; (d) assisting in processing Fund share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances; (i) furnishing on behalf of the Fund’s distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Fund shares; (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Fund to shareholders; (k) receiving, tabulating and transmitting to the Fund proxies executed by shareholders; (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares; (m) completing all customer identification procedures in relation to the shareholders under the Fund’s anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Fund’s shares. The Adviser may provide services to some shareholders of the Fund’s shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Fund (“Intermediaries”).

ADDITIONAL PAYMENTS
The Adviser and/or its affiliates (other than the Fund) may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of Fund shares or shareholder services. These payments (“Additional Payments”) would be in addition to the payments by the Fund described in this Prospectus for distribution (Rule 12b-1) or shareholder servicing and sub-transfer agency. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares or the maintenance of share balances. In addition, the Adviser or its affiliates may make Additional Payments for sub-accounting, administrative or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Fund. The Additional Payments made by the Adviser and its affiliates may be: (a) a fixed dollar amount; (b) based on the number of customer accounts maintained by an Intermediary; (c) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (d) calculated on another basis. The Additional Payments may be different for different Intermediaries.
SHARE CLASSES
The Fund issues Institutional and Class A Shares. Each class of shares bears a pro-rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares.

FOR MORE INFORMATION
FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:
Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information: The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
Copies of these documents, when available, and answers to questions about the Fund may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time
The Fund’s SAI, annual and semi-reports are accessible, free of charge, on the Fund’s internet website at http://www.wilmingtonfunds.com. Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.
The investment company registration number is 811-08648.

WILMINGTON QUALITY 1000 FUND
of WT Mutual Fund
Institutional Shares
PROSPECTUS DATED                     , 2006
This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that this Fund:
•	is not a bank deposit

•	is not an obligation of, or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of, or guaranteed or endorsed or otherwise supported by, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

•	is not guaranteed to achieve its goal
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

FUND DESCRIPTIONS
A look at the goals, strategies,	Summary	—
and financial risks, expenses	Performance Information	—
history of each Fund.	Fees and Expenses	—
	Expense Example	—
ADDITIONAL INVESTMENT INFORMATION
	Investment Objective	—
	Principal Investment Strategies	—
	Additional Risk Information	—
MANAGEMENT OF THE FUNDS
Details about the service	Investment Adviser	—
providers.	Fund Management	—
	Service Providers	—
SHAREHOLDER INFORMATION
Policies and instructions for	Pricing of Shares	—
opening, maintaining and	Purchase of Shares	—
closing an account in any of the	Redemption of Shares	—
Funds.	Exchange of Shares	—
	Distributions	—
	Taxes	—
DISTRIBUTION ARRANGEMENTS
Details on the Funds’ share	Share Classes	—
classes.
	FOR MORE INFORMATION	—

[THIS PAGE INTENTIONALLY LEFT BLANK]

WILMINGTON QUALITY 1000 FUND
Institutional Shares
FUND DESCRIPTION
Summary

Investment Objective	The Wilmington QUALITY 1000 Fund seeks long-term capital appreciation.

Investment Focus	Equity securities

Share Price Volatility	High

Principal Investment Strategies	Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities.

The investment adviser uses a proprietary, quantitative investment process to construct a portfolio based on several metrics of company size, including: (i) book value; (ii) sales; (iii) operating earnings; (iv) net income; (v) dividends; and (vi) free cash flow. The investment adviser will construct six “Reference Portfolios” by re-weighting the constituents of the Russell 1000 Index using the relative size of the aforementioned metrics. A “Composite Reference Portfolio” will be constructed by assigning each dividend paying stock a score equal to its average weight across all six metrics, by assigning each non-dividend paying stock a score equal to the average weight of the five non-dividend metrics, and finally by scaling the scores so they sum to 100 percent. The adviser will seek investment results that correspond generally to the performance of Composite Reference Portfolio by investing in a representative sample of the securities included in the Composite Reference Portfolio. The investment adviser will also utilize tax loss harvesting, which is an investment technique intended to reduce the realized net investment income of the Fund which will have the effect of limiting the taxes currently payable by shareholders. Such techniques will not eliminate tax liability but may serve to defer the tax liability of shareholders consistent with the investment objective and policies of the Fund.

The Fund is advised by Rodney Square Management Corporation (the “Adviser” or “RSMC”) and sub-advised by Wilmington Trust Investment Management, LLC (“WTIM”).

Principal Risks	The Fund is subject to the risks summarized below and further described under the heading “Principal Investment Risks.”

• An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

• It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Fund holds will increase in value.

•    The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer, as well as general equity market and economic conditions.

• The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

Please see “Principal Investment Risks” for a description of these principal risks and other risks associated with the Fund.

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.
Past Performance
Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)

Institutional
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee [1]	1.00%
Exchange fee [1]	1.00%

1	Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Institutional
Shares
Management fees	0.50%
Distribution (Rule 12b-1) fees	None
Other expenses [1]	2.39%
Total annual Fund operating expenses	2.89%
Waivers/Reimbursements [2,3]	(2.19)%
Net annual Fund operating expenses [2,3]	0.70%

1	The Fund was not operational as of the date of this prospectus. Therefore, “Other expenses” listed in the table are based on estimates for the current fiscal year; actual expenses may vary. “Other expenses” may include certain class-specific expenses; as a result “Other expenses” may differ from other classes offered by the Fund.

2	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse the Fund through January 1, 2009 for other expenses to the extent that “Total annual Fund operating expenses,” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees), exceed 0.70%.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

Expense Example
This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional
Shares
1 Year	$72
3 Years	$224

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRINCIPAL RISKS
Investment Objective
The Wilmington QUALITY 1000 Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities. This 80% policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Adviser uses quantitative analyses to construct a “Composite Reference Portfolio” of securities based on various metrics of company size. The Adviser will seek investment results that correspond generally to the performance of the Composite Reference Portfolio by investing in a representative sample of securities from the Composite Reference Portfolio. The Adviser expects that the Fund will have, in the aggregate, characteristics (such as average book value, average sales, average net income, average operating income, average dividends, average cash flow) similar to those of the Composite Reference Portfolio. It is expected that the Fund will hold approximately 500 securities. The Adviser retains discretion to revise the factors utilized and processes applied to construct the Composite Reference Portfolio as well as discretion to determine the representative sample of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike quantitative investment strategies that use stock market capitalization as the basis for portfolio construction. Recent academic and financial research indicates that mis-priced securities in the stock market, if they exist, would cause capitalization-weighted indices to overweight or underweight constituent securities relative to their real value. The Adviser attempts to mitigate potential stock pricing errors by compiling an investment portfolio based on metrics of company size based on a company’s financials rather than on its stock market capitalization. The research has shown that an index that weights stocks based on these measures of size (derived from public accounting data, such as annual reports) would have outperformed indices that weight securities on market capitalization. By holding hundreds of securities oriented toward larger companies, the Fund expects to realize certain benefits commonly associated with “indexing” including diversification and low transaction costs. In addition, the Fund expects to engage in a practice known as tax loss harvesting. This practice involves replacing stocks in the Fund that have experienced losses with other stocks as long as the overall characteristics of the Fund remain close to the Composite Reference Portfolio. The purpose of this practice is to reduce and/or defer capital gain distributions and to increase overall returns by adding an element of momentum to the securities selection process.
The Composite Reference Portfolio is constructed using the investment adviser’s proprietary, quantitative investment analyses using information derived from publicly reported financial information. The first step in constructing the Composite Reference Portfolio is to construct six “Reference Portfolios” by re-weighting the constituents of the Russell 1000 Index using the relative size of each company’s book value, sales, operating income, net income, dividends and free cash flow. Each dividend paying stock will be assigned a score equal to its average weight across all six metrics. Each non-dividend paying stock will be assigned a score equal to the average weight of the five non-dividend metrics. The Composite Reference Portfolio will be constructed by scaling the scores so they sum to 100 percent. The Adviser will choose a sample of approximately 1000 stocks from the Composite Reference Portfolio for the Fund to create a portfolio with characteristics similar to the Composite Reference Portfolio.
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

Principal Investment Risks
The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”). The Fund may be subject to additional principal risks other than those described below because the types of investments made by the Fund can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by the Fund, please refer to the Fund’s SAI.
•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Investment Risk: The Fund is actively managed. The Fund may be affected by a general decline in the U.S. equity markets in which it invests. The Fund invests in securities included in, or representative of, a portfolio constructed by the investment adviser’s proprietary quantitative methodology. The investment adviser may select securities which do not appreciate as expected.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

MANAGEMENT OF THE FUND
The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.
Investment Adviser
Rodney Square Management Corporation (“RSMC”), the Fund’s investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2006, RSMC had approximately $ billion in assets under management.
The Fund pays an advisory fee to RSMC at an annual rate of 0.50% on the first $1 billion of the Fund’s average daily net assets, 0.45% on the next $1 billion and 0.40% of the Fund’s average daily net assets in excess of $2 billion. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
Fund Managers
The day-to-day management of the Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.
Rex P. Macey, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Mr. Macey is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1996 to 2001.
Adrian Cronje, Ph.D., CFA is a Vice President of WTIM and a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
Andrew H. Hopkins, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Hopkins joined RSMC in 1997 as a Securities Analyst covering the information technology sector.
Vincent F. Rights is an Investment Officer of RSMC and WTIM. Mr. Rights is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Rights joined RSMC in 2000 as a Securities Analyst.
The Fund’s SAI provides additional information about the Fund Managers’ compensation, other accounts managed by each of the Fund Managers and the Fund Managers’ ownership of securities in the Fund.

Service Providers
The chart below provides information on the Fund’s primary service providers.
Asset Shareholder Management Services —— — Transfer Agent PFPC Inc. 760 Moore Road King of Prussia, PA 19406 Investment Adviser and Administrator Handles certain Rodney Square Management Corp. shareholder services, 1100 North Market Street including recordkeeping Wilmington, DE 19890 and statements, payment Manages the Fund’s investment activities and of distributions and oversees Fund administration and other service processing of buy and providers. sell requests. —— — WT MUTUAL FUND Wilmington Quality 500 Fund Fund Fund Asset Operations Safe Keeping —— — Custodian Wilmington Trust Company Sub-Administrator and 1100 North Market Street Accounting Agent Wilmington, DE 19890 PFPC Inc. Holds the Fund’s assets, 301 Bellevue Parkway settles all portfolio Wilmington, DE 19809 trades and collects most Provides facilities, equipment and personnel to of the valuation data carry out administrative services related to required for calculating the Fund and calculates the Fund’s NAV and the Fund’s NAV per distributions. share. —— — Distribution — Distributor Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406 Distributes the Fund’s Shares. —

SHAREHOLDER INFORMATION
Pricing of Shares
The price of the Fund’s shares is based on its net asset value (“NAV”). Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund’s sub-administrator and accounting agent, PFPC Inc. (“PFPC”) determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
Securities that do not have a readily available current market value are valued in good faith, by, or under the direction of, the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
Purchase of Shares
Institutional Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment for Institutional Shares is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount.
You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Fund’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington QUALITY 1000 Fund	Wilmington QUALITY 1000 Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.
Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
Redemption of Shares
You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fees” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
Frequent Purchases and Redemptions: The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Frequent trading by the Fund’s shareholders may require the Fund to redeem its interests in one or more of its investments at an inopportune time.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Fund and its agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Fund or its agents regarding underlying beneficial owners of Fund shares.
By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington QUALITY 1000 Fund	Wilmington QUALITY 1000 Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.
Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

Small Accounts: If the value of your investment in the Fund falls below $50,000, you may be asked to increase your balance. If after 60 days the account value is still below $50,000, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
Exchange of Shares
You may exchange all or a portion of your Institutional Shares in the Fund for Institutional Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/ Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder’s account.

Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.
Prospectuses for the Institutional Shares of the other Wilmington Funds may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
Distributions
Distributions from the net investment income of the Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Fund will be distributed annually.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
Taxes
As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. The Fund will notify you following the end of the calendar year of the amount of dividends paid that year.
Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in the Fund’s SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
Share Classes
The Fund issues Institutional and Class A Shares. Each class of shares bears a pro-rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares of the Fund do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares are offered in a separate prospectus with a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares.

FOR MORE INFORMATION
FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:
Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time
The Fund’s SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.
The investment company registration number is 811-08648.

WILMINGTON QUALITY 1000 FUND
of WT Mutual Fund
Class A Shares
PROSPECTUS DATED                     , 2006
This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that this Fund:
•	is not a bank deposit

•	is not an obligation of, or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of, or guaranteed or endorsed or otherwise supported by, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

•	is not guaranteed to achieve its goal
Class A Shares of the Fund are offered with a front-end sales charge except for certain persons eligible to purchase Class A Shares at Net Asset Value. See “Sales Charge Reductions and Waivers.”
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

A look at the goal,	FUND DESCRIPTION
strategies, risks and expenses	Summary	___
of the Fund.	Performance Information	___
	Fees and Expenses	___
	Expense Example	___
ADDITIONAL INVESTMENT INFORMATION
	Investment Objective	___
	Principal Investment Strategies	___
	Additional Risk Information	___
Details about the service	MANAGEMENT OF THE FUND
providers.	Investment Adviser	___
	Fund Management	___
	Service Providers	___
Policies and instructions	SHAREHOLDER INFORMATION
for opening, maintaining	Pricing of Shares	___
and closing an account in	Purchase of Shares	___
the Fund.	Front-End Sales Charge	___
	Redemption of Shares	___
	Exchange of Shares	___
	Distributions	___
	Taxes	___
Details on the Fund’s	DISTRIBUTION ARRANGEMENTS
distribution arrangements,	Distribution Fees	___
Rule 12b-1 fees and share	Sub-Transfer Agency Fees	___
classes.	Additional Payments	___
	Share Classes	___
	FOR MORE INFORMATION	___

[THIS PAGE INTENTIONALLY LEFT BLANK]

WILMINGTON QUALITY 1000 FUND
Class A Shares
FUND DESCRIPTION
Summary

Investment Objective	The Wilmington QUALITY 1000 Fund seeks long-term capital appreciation.

Investment Focus	Equity securities

Share Price Volatility	High

Principal Investment Strategies	Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities.

The investment adviser uses a proprietary, quantitative investment process to construct a portfolio based on several metrics of company size, including: (i) book value; (ii) sales; (iii) operating earnings; (iv) net income; (v) dividends; and (vi) free cash flow. The investment adviser will construct six “Reference Portfolios” by re-weighting the constituents of the Russell 1000 Index using the relative size of the aforementioned metrics. A “Composite Reference Portfolio” will be constructed by assigning each dividend paying stock a score equal to its average weight across all six metrics, by assigning each non-dividend paying stock a score equal to the average weight of the five non-dividend metrics, and finally by scaling the scores so they sum to 100 percent. The adviser will seek investment results that correspond generally to the performance of Composite Reference Portfolio by investing in a representative sample of the securities included in the Composite Reference Portfolio. The investment adviser will also utilize tax loss harvesting, which is an investment technique intended to reduce the realized net investment income of the Fund which will have the effect of limiting the taxes currently payable by shareholders. Such techniques will not eliminate tax liability but may serve to defer the tax liability of shareholders consistent with the investment objective and policies of the Fund.

The Fund is advised by Rodney Square Management Corporation (the “Adviser” or “RSMC”) and sub-advised by Wilmington Trust Investment Management, LLC (“WTIM”).

Principal Risks	The Fund is subject to the risks summarized below and further described under the heading “Principal Investment Risks.”

•	An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other governmental agency.

•	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Fund holds will increase in value.

•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer, as well as general equity market and economic conditions.

The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.
Past Performance
Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)

Class A
Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price) [1]	3.50%
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee [2]	1.00%
Exchange fee [2]	1.00%

1	Lower front-end sales charges for Class A Shares may be available with the purchase of $100,000 or more. See “Front-End Sales Charge” for additional information.

2	Class A Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Class A
Shares
Management fees	0.50%
Distribution (Rule 12b-1) fees	0.25%
Other expenses [1]	2.49%
Total annual Fund operating expenses	3.24%
Waivers/Reimbursements [2,3]	(2.19)%
Net annual Fund operating expenses [2,3]	1.05%

1	The Fund was not operational as of the date of this prospectus. Therefore, “Other expenses” listed in the table are based on estimates for the current fiscal year; actual expenses may vary. “Other expenses” may include certain class-specific expenses; as a result “Other expenses” may differ from other classes offered by the Fund.

2	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse the Fund through January 1, 2009 for other expenses to the extent that “Total annual Fund operating expenses,” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees), exceed 0.70%.

3	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

Expense Example
This Example is intended to help you compare the cost of investing in Class A Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Class A
Shares
1 Year	$453
3 Years	$672
The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRINCIPAL RISKS
Investment Objective
The Wilmington QUALITY 1000 Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.
Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities. This 80% policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Adviser uses quantitative analyses to construct a “Composite Reference Portfolio” of securities based on various metrics of company size. The Adviser will seek investment results that correspond generally to the performance of the Composite Reference Portfolio by investing in a representative sample of securities from the Composite Reference Portfolio. The Adviser expects that the Fund will have, in the aggregate, characteristics (such as average book value, average sales, average net income, average operating income, average dividends, average cash flow) similar to those of the Composite Reference Portfolio. It is expected that the Fund will hold approximately 500 securities. The Adviser retains discretion to revise the factors utilized and processes applied to construct the Composite Reference Portfolio as well as discretion to determine the representative sample of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike quantitative investment strategies that use stock market capitalization as the basis for portfolio construction. Recent academic and financial research indicates that mis-priced securities in the stock market, if they exist, would cause capitalization-weighted indices to overweight or underweight constituent securities relative to their real value. The Adviser attempts to mitigate potential stock pricing errors by compiling an investment portfolio based on metrics of company size based on a company’s financials rather than on its stock market capitalization. The research has shown that an index that weights stocks based on these measures of size (derived from public accounting data, such as annual reports) would have outperformed indices that weight securities on market capitalization. By holding hundreds of securities oriented toward larger companies, the Fund expects to realize certain benefits commonly associated with “indexing” including diversification and low transaction costs. In addition, the Fund expects to engage in a practice known as tax loss harvesting. This practice involves replacing stocks in the Fund that have experienced losses with other stocks as long as the overall characteristics of the Fund remain close to the Composite Reference Portfolio. The purpose of this practice is to reduce and/or defer capital gain distributions and to increase overall returns by adding an element of momentum to the securities selection process.
The Composite Reference Portfolio is constructed using the investment adviser’s proprietary, quantitative investment analyses using information derived from publicly reported financial information. The first step in constructing the Composite Reference Portfolio is to construct six “Reference Portfolios” by re-weighting the constituents of the Russell 1000 Index using the relative size of each company’s book value, sales, operating income, net income, dividends and free cash flow. Each dividend paying stock will be assigned a score equal to its average weight across all six metrics. Each non-dividend paying stock will be assigned a score equal to the average weight of the five non-dividend metrics. The Composite Reference Portfolio will be constructed by scaling the scores so they sum to 100 percent. The Adviser will choose a sample of approximately 1000 stocks from the Composite Reference Portfolio for the Fund to create a portfolio with characteristics similar to the Composite Reference Portfolio.
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

Principal Investment Risks
The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”). The Fund may be subject to additional principal risks other than those described below because the types of investments made by the Fund can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by the Fund, please refer to the Fund’s SAI.
•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Investment Risk: The Fund is actively managed. The Fund may be affected by a general decline in the U.S. equity markets in which it invests. The Fund invests in securities included in, or representative of, a portfolio constructed by the investment adviser’s proprietary quantitative methodology. The investment adviser may select securities which do not appreciate as expected.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

MANAGEMENT OF THE FUND
The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.
Investment Adviser
Rodney Square Management Corporation (“RSMC”), the Fund’s investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2006, RSMC had approximately $               billion in assets under management.
The Fund pays an advisory fee to RSMC at an annual rate of 0.50% on the first $1 billion of the Fund’s average daily net assets, 0.45% on the next $1 billion and 0.40% of the Fund’s average daily net assets in excess of $2 billion. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
Fund Managers
The day-to-day management of the Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.
Rex P. Macey, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Mr. Macey is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1996 to 2001.
Adrian Cronje, Ph.D., CFA is a Vice President of WTIM and a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.
Andrew H. Hopkins, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Hopkins joined RSMC in 1997 as a Securities Analyst covering the information technology sector.
Vincent F. Rights is an Investment Officer of RSMC and WTIM. Mr. Rights is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Rights joined RSMC in 2000 as a Securities Analyst.
The Fund’s SAI provides additional information about the Fund Managers’ compensation, other accounts managed by each of the Fund Managers and the Fund Managers’ ownership of securities in the Fund.

Service Providers
The chart below provides information on the Fund’s primary service providers.
| | | | Asset Shareholder Management Services —— — Transfer Agent PFPC Inc. 760 Moore Road King of Prussia, PA 19406 Investment Adviser and Administrator Handles certain Rodney Square Management Corp. shareholder services, 1100 North Market Street including recordkeeping Wilmington, DE 19890 and statements, payment Manages the Fund’s investment activities of distributions and and oversees Fund administration and other service processing of buy and providers. sell requests. —— — WT MUTUAL FUND Wilmington Quality 1000 Fund Fund Fund Asset Operations Safe Keeping —— — Custodian Wilmington Trust Company 1100 North Market Street Sub-Administrator and Wilmington, DE 19890 Accounting Agent Holds the Fund’s assets, PFPC Inc. settles all portfolio 301 Bellevue Parkway trades and collects most Wilmington, DE 19809 of the valuation data Provides facilities, equipment and personnel to carry required for calculating out administrative services related to the Fund and the Fund’s NAV per calculates the Fund’s NAV and distributions. share. —— — Distribution — Distributor Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406 Distributes the Fund’s Shares. —

SHAREHOLDER INFORMATION
Pricing of Shares
The price of the Fund’s shares is based on its net asset value (“NAV”). Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund’s sub-administrator and accounting agent, PFPC Inc. (“PFPC”) determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
Securities that do not have a readily available current market value are valued in good faith, by, or under the direction of, the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.
Purchase of Shares
Class A Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment for Class A Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount.
Front-End Sales Charge
In order to purchase Class A Shares, you will incur a front-end sales charge at the time of purchase (a “sales charge”) based on the dollar amount of your purchase. The maximum initial sales charge is 3.50% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under “Sales Charge Reductions and Waivers.” To obtain a breakpoint discount, you should inform the Fund

(or your financial intermediary) at the time of purchase of the existence of all circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

•	Information or records regarding Fund shares held in all of your accounts (e.g., retirement accounts) at your financial intermediary(ies); and

•	Information or records regarding Fund shares held at any financial intermediary by persons related to you, such as members of your family or household.

The offering price for each Class A Share is the NAV plus the front-end sales charge. When you purchase Class A Shares in the Fund, a Fund will deduct the appropriate front-end sales charge and invest the remainder in Class A Shares of the Fund.
Class A Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of each Fund’s average daily net assets attributable to Class A Shares. Class A Shares will not be subject to any contingent deferred sales charge (“CDSC” or “back-end sales charge”) when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

	As a Percentage of	As a Percentage of
Your Investment	Offering Price	Your Investment
$1,000 up to $100,000	3.50%	3.63%
$100,000 up to $250,000	2.00%	2.04%
$250,000 up to $500,000	1.50%	1.52%
Over $500,000	None	None
Sales Charge Reductions And Waivers
     Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

•	Accumulation privilege—permits you to add the value of any Class A Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

•	Letter of intent—permits you to purchase Class A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Fund’s SAI for terms and conditions.

     To use these privileges, discuss your eligibility with your financial consultant.

     Net Asset Value Purchases. Class A Shares may be purchased at net asset value by:
•	Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

•	Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

•	Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

•	“Wrap accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of a Fund’s shares;

•	Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

•	Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.
You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Fund’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.
The Fund’s SAI further explains the front-end sales charge on the Fund’s Class A Shares and is accessible, free of charge, on the Fund’s internet website at http://www.wilmingtonfunds.com. If you would like additional information about each Fund’s sales charges, you may also call (800) 336-9970.
By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington QUALITY 1000 Fund	Wilmington QUALITY 1000 Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.
Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.
Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
Redemption of Shares
You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fees” below.) It is the responsibility of Wilmington Trust or the

Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.
Frequent Purchases and Redemptions: The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.” The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.
Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Frequent trading by the Fund’s shareholders may require the Fund to redeem its interests in one or more of its investments at an inopportune time.
There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Fund and its agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Fund or its agents regarding underlying beneficial owners of Fund shares.
By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington QUALITY 1000 Fund	Wilmington QUALITY 1000 Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well. Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
Small Accounts: If the value of your investment in the Fund falls below $500, you may be asked to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.
Exchange of Shares
You may exchange all or a portion of your Class A Shares in the Fund for Class A Shares of the following funds (“Wilmington Funds”):
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Short/ Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder’s account.

Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.
Prospectuses for the Class A Shares of the other Wilmington Funds, may be obtained, free of charge, on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
Distributions
Distributions from the net investment income of the Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Fund will be distributed annually.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
Taxes
As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. The Fund will notify you following the end of the calendar year of the amount of dividends paid that year.
Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.
It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in the Fund’s SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS
Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.
Distribution Fees
The Class A Shares of the Fund have adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Class A Shares, and for services provided to shareholders of Class A Shares. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distribution (Rule 12b-1) Plan provides for payments by Class A Shares of each Fund at the maximum annual rate of 0.25% of the Fund’s average daily net assets.
Sub-Transfer Agency Fees
The Board of Trustees has authorized the Fund to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund. Service activities provided by service providers under this plan include: (a) answering shareholders inquiries; (b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders accounts and records; (d) assisting in processing Fund share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances; (i) furnishing on behalf of the Fund’s distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Fund shares; (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Fund to shareholders; (k) receiving, tabulating and transmitting to the Fund proxies executed by shareholders; (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares; (m) completing all customer identification procedures in relation to the shareholders under the Fund’s anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Fund’s shares. The Adviser may provide services to some shareholders of the Funds’ shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Fund (“Intermediaries”).
Additional Payments
RSMC and its affiliates (other than the Fund) may pay, out of their own assets, compensation to Intermediaries in connection with the sale and distribution of Fund shares and/or shareholder services. These payments (“Additional Payments”) would be in addition to the payments by the

Fund described in this Prospectus for distribution (Rule 12b-1) and sub-transfer agency. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, RSMC and its affiliates may make Additional Payments for sub-accounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Fund. The Additional Payments made by RSMC and its affiliates may be: (a) a fixed dollar amount; (b) based on the number of customer accounts maintained by an Intermediary; (c) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (d) calculated on another basis. The Additional Payments may be different for different Intermediaries.
Share Classes
The Fund issues Institutional and Class A Shares. Each class of shares bears a pro-rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Class A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Class A Shares.

FOR MORE INFORMATION
FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:
Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:
WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time
The Fund’s SAI and annual and semi-reports are accessible, free of charge, on the Funds’ internet website at http://www.wilmingtonfunds.com. Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.
The investment company registration number is 811-08648.

Roxbury Mid-Cap Fund
Roxbury Small-Cap Growth Fund
of WT Mutual Fund
Institutional Shares
PROSPECTUS DATED                     , 2006
     This prospectus contains important information about these mutual funds, including information on their investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
     These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

Roxbury Mid-Cap Fund
Roxbury Small-Cap Growth Fund
Institutional Shares
FUND DESCRIPTIONS
SUMMARY

Investment Objectives	The Roxbury Mid-Cap Fund (the “Mid-Cap Fund”) seeks superior long-term growth of capital.

The Roxbury Small-Cap Growth Fund (the “Small-Cap Fund”) seeks to achieve long-term capital appreciation.

Investment Focus	Equity (or related) securities

Share Price Volatility	High

Principal Investment Strategies	The Mid-Cap Fund invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell MidCap and S&P MidCap 400 Indices.

The Small-Cap Fund invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell 2000 and S&P SmallCap 600 Indices.
The Funds may invest in securities (including preferred stock, warrants and debentures) convertible into or exercisable for common stock and certain option and financial futures contracts (“derivatives”). The Funds may also invest in foreign securities, including American Depositary Receipts.

Principal Risks	An investment in a Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”
•	It is possible to lose money by investing in the Funds. There is no guarantee that the stock market or the securities that a Fund buys will increase in value.

•	The Funds’ share prices will fluctuate in response to changes in the market value of the Funds’ underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•	The Funds are subject to greater volatility than funds that invest in large cap companies. Mid-cap and small-cap companies may be more vulnerable than large cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, may suffer significant losses.

•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

•	Investments in a foreign market are subject to foreign security risk and

3

the risk of losses caused by changes in foreign currency exchange rates.
•	The use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. These risks may cause a Fund to experience higher losses than a fund that does not use derivatives.

•	The performance of the Funds will depend on whether or not the investment adviser is successful in pursuing the Funds’ investment strategies.

•	The Funds are also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

4

PERFORMANCE INFORMATION
Roxbury Mid-Cap Fund
     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception, both before and after taxes, compared with those of the Russell MidCap Growth Index, which is a broad measure of market performance. The performance shown is for the Investor Shares (formerly, Class A Shares) of the Fund, as the Institutional Share Class has not had a full year of performance as of the date of this prospectus. Returns of Institutional Shares will differ to the extent that they have different expenses. Specifically, Investor Shares are subject to a 0.25% shareholder service fee. Total returns for Investor Shares would have been lower than shown below had certain fees and expenses not been waived and /or reimbursed. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns For The Calendar Years Since Inception
Calendar Year-to-Date Total Return as of ____________, 2006: [____]%

Best Quarter	Worst Quarter
[___]%	[___]%
( )	( )

Investor Class					Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year		5 Year		(December 14, 2005)
Before Taxes	[___]	%	[___]	%	[___]	%
After Taxes on Distributions[1,2]	[___]	%	[___]	%	[___]	%
After Taxes on Distributions and Sales of Fund Shares[1,2]	[___]	%	[___]	%	[___]	%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)[3]	[___]	%	[___]	%	[___]	%

[1]	These figures assume the reinvestment of dividends and capital gain distributions.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[3]	The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager’s opportunity set.

5

Roxbury Small-Cap Growth Fund
     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Russell 2000 Growth Index, which is a broad measure of market performance. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Return for the Past Calendar Year
Performance Year
Calendar Year-to-Date Total Return as of                     , 2006: [___]%

Best Quarter	Worst Quarter
[___]%	[___]%
( )	( )

Institutional Shares			Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year		(January 2, 2003)
Return Before Taxes	[___]	%	[___]	%
Return After Taxes on Distributions[1]	[___]	%	[___]	%
Return After Taxes on Distributions and Sale of Shares[1]	[___]	%	[___]	%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	[___]	%	[___]	%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small-cap growth manager’s opportunity set.

6

FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Funds.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

[1]	Institutional Shares of the Mid-Cap and Small-Cap Funds are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):	Mid-Cap Fund		Small-Cap Fund
Management fees[1]	0.75%		1.00%
Distribution (12b-1) fees	None		None
Other expenses	[___]	%	[___]	%
Total Annual Fund Operating Expenses	[___]	%	[___]	%
Waivers/Reimbursements	[___]	%[2,3]	[___]	%[3]
Total Net Expenses	[___]	%[2,3]	[___]	%[3]

[1]	The Mid-Cap Fund pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Fund’s first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; and 0.65% of the Fund’s average daily net assets in excess of $2 billion. The Small-Cap Fund pays Roxbury a monthly advisory fee at the annual rate of 1.00% of the Fund’s first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of the Fund’s average daily net assets in excess of $2 billion.

[2]	For Institutional Shares, the Adviser has a contractual obligation to waive a portion of its fees and assume certain expenses of the Mid-Cap Fund to limit the total annual operating expenses to 1.30%, respectively. The waiver will remain in effect through November 1, 2015 for the Institutional Shares of the Mid-Cap Fund.

[3]	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

7

EXAMPLE
     This Example is intended to help you compare the cost of investing in Institutional Shares of a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.
     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year		3 Years		5 Years		10 Years
Mid-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
Small-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
     The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future.

8

INVESTMENT OBJECTIVE
     The Roxbury Mid-Cap Fund seeks superior long-term growth of capital. The Roxbury Small-Cap Growth Fund seeks to achieve long-term capital appreciation.
     The investment objective of each Fund may not be changed without shareholder approval.
     There is no guarantee that any Fund will achieve its investment objective.
PRIMARY INVESTMENT STRATEGIES
     The Roxbury Mid-Cap Fund, under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):
•	common stocks of corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Fund’s assets, at the time of purchase, have a market capitalization consistent with the capitalization ranges of the Russell Midcap and S&P MidCap 400 Indices (“mid-cap company”)

•	securities convertible into mid-cap companies

•	options on common stock or options on stock indices
     The Fund invests in high quality, growing companies trading at reasonable valuations. It looks for seasoned businesses that can continue to grow in a variety of environments, experienced management teams, and emerging new leaders in technology and other industries. Such companies generally have favorable competitive positions, strong financials, and a commitment to enhancing shareholder value. Other common characteristics of the Fund’s portfolio holdings include: effective management teams, proprietary technologies, free cash flow generation, low cost production, and high barriers to entry.
     The investment process is designed to produce a portfolio of relatively predictable companies with above-average and sustainable growth rates, strong financial strength, high returns of equity and favorable valuation metrics.
     All holdings are monitored closely. Holdings may be sold when companies become overvalued, more attractive investments are identified, poor relative price performance persists, and/or the fundamentals have weakened.
     Mid-cap companies are those whose capitalization is consistent with the capitalization range of the Russell Midcap and S&P MidCap 400 Indices at the time of the Fund’s investment. As of                     , 2006, the range of market capitalization of companies that are in the Russell Midcap and S&P MidCap 400 Indices (“Indices”) was between $                     million and $                     billion. As market conditions change, so will the capitalizations of the companies that make up the Indices. The investment adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment’s market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid-cap market capitalization for purposes of the 80% policy. The Fund is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

9

     The Roxbury Small-Cap Growth Fund, under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):
•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices (“small-cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small-cap companies

•	options on indices of the common stock of small-cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small-cap companies, and options upon such futures contracts
     The research process for this Fund begins by screening a universe of stocks with market capitalizations of less than $2 billion and expected future earnings growth of greater than 15%. The managers then perform fundamental analysis to identify companies with the following characteristics: growing revenues, stable or expanding margins, low debt levels, solid cash flows, and high or potentially high returns on capital. Additional research is applied to the most promising candidates to uncover those companies with solid management that has executed well over time, strengthening competitive positions, and positive business and market trends. A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.
     A stock becomes a purchase candidate only if the portfolio managers are convinced there is a catalyst in place to provide for at least 15% stock price appreciation over the next 12 months.
     The Fund maintains a portfolio of approximately 60-90 stocks, which is constructed with the overall goal of mitigating risk. Stock positions are limited to a maximum 5% weighting and sector concentrations are +/- 15% of the sector weightings of the benchmark index (Russell 2000 Growth Index).
     Stocks are sold for undervaluation, when the fundamentals weaken or if poor relative price performance persists.
     Small-cap companies are those whose capitalizations are consistent with the market capitalizations of companies in the S&P SmallCap 600 and Russell 2000 Indices at the time of the Fund’s investment. As of                     , 2006, the range of market capitalizations represented by companies in these indices was between $                     million and $                     billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Fund is not limited to only small-cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies in other capitalizations ranges.
     All Funds. The investment adviser selects securities that it believes exhibit strong growth characteristics. The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. All investments undergo a valuation analysis to estimate their risk/reward characteristics.
     The 80% policy of each Fund may be changed upon sixty (60) days’ written notice to shareholders.

10

     The Funds may also invest in certain option and financial futures contracts (“derivatives”) as well as foreign securities, including American Depositary Receipts (“ADRs”). ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded.
     At the time of purchase, individual stock holdings may represent up to 5% of a Fund’s value. However, due to market price fluctuations, individual stock holdings may exceed 5% of a Fund’s value. The Funds may over or underweight certain industries and sectors based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Funds may not invest in more than 10% of the outstanding voting shares of a company.
     In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that a Fund will be unable to achieve its investment objective.
     The frequency of fund transactions and a Fund’s turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for a Fund’s shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance.
     The Funds also may use other strategies and engage in other investment practices, which are more fully described in the Funds’ Statement of Additional Information (“SAI”) which is available on the Funds’ website at http://www.RoxburyFunds.com.

11

ADDITIONAL RISK INFORMATION
     The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI which is available on the Funds’ website at http://www.RoxburyFunds.com.

•	Small Company Risk: Companies in which the Funds invest may be more vulnerable than larger companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

•	Derivatives Risk: Some of a Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other fund management purposes consistent with a Fund’s investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund’s total assets may at any time be committed or exposed to derivative strategies.

•	Foreign Security Risk: Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Funds.

•	IPO Risk: The Funds may purchase securities of companies engaged in their initial public offerings (“IPOs”). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on a Fund’s performance depends on a variety of factors, including the number of IPOs a Fund invests in relative to the size of a Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Fund’s asset base increases, IPOs often have a diminished effect on fund performance.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets. Forced liquidations of a Fund could result in adverse price fluctuations in securities held and in a Fund’s overall value.

12

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

13

FINANCIAL HIGHLIGHTS
     The financial highlights table is intended to help you understand a Fund’s financial performance since inception. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by [_________], whose report, along with each Fund’s financial statements, is included in the Institutional Shares’ Annual Report, which is available without charge upon request.

						For the Period
						January 2, 2003[2]
				For the Fiscal Years Ended June 30		through
	2006			2005	2004	June 30, 2003
Small-Cap Growth Fund[1] — Institutional Shares
Net Asset Value — Beginning of Period		[ — ]		$16.75	$12.76	$10.00

Investment Operations:
Net investment loss[3]		[ — ]		(0.17)	(0.25)	(0.09)
Net realized and unrealized gain on investments		[ — ]		0.43	4.64	2.85

Total from investment operations		[ — ]		0.26	4.39	2.76

Distributions:
From net realized gains		[ — ]		(0.35)	(0.40)	—

Net Asset Value — End of Period		[ — ]		$16.66	$16.75	$12.76

Total Return		[ — ]	%	1.53%	34.67%	27.60	%**
Ratios (to average net assets)/Supplemental Data:[4]
Expenses:
Including waivers/reimbursements		[ — ]	%	1.36%	1.69%	1.75	%*
Excluding waivers/reimbursements		[ — ]	%	1.37%	1.79%	9.13	%*
Net investment loss		[ — ]	%	(1.04)%	(1.53)%	(1.45	)%*
Portfolio turnover rate		[ — ]	%	161%	172%	86	%**
Net assets at end of period (000 omitted)	$	[ — ]		$147,907	$50,317	$8,835

*	Annualized.

**	Not annualized.

[1]	Effective May 4, 2004, the Wilmington Small—Cap Growth Portfolio changed its name to the Roxbury Small—Cap Growth Fund.

[2]	Commencement of operations.

[3]	The net investment loss per share was calculated using average shares outstanding method.

[4]	For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I — Small Cap Growth Series (the “Series”), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

14

		For the Period
		February 8, 2005[1]
	For the Fiscal Year Ended	through
	June 30, 2006	June 30, 2005
Mid-Cap Fund — Institutional Shares
Net Asset Value — Beginning of Period	[ — ]	$5.75

Investment operations:
Net investment loss[2]	[ — ]	(0.02)
Net realized and unrealized gain on investments	[ — ]	0.11

Total from investment operations	[ — ]	0.09

Net Asset Value — End of Period	[ — ]	$5.84

Total Return	[ — ] %	1.57	%**

Ratios (to average net assets)/Supplemental Data[3]:
Expenses:
Including waivers/reimbursements	[ — ] %	1.30	%*
Excluding waivers/reimbursements	[ — ] %	3.50	%*
Net investment loss	[ — ] %	(0.86	%)*
Portfolio turnover rate	[ — ] %	110%
Net Assets At End of Period (000 Omitted)	$ [ — ] %	$1,079

*	Annualized.

**	Not Annualized.

[1]	Commencement of operations.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	For the period presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios including expenses allocated from the master fund, WT Investment Trust I — Mid Cap Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

15

MANAGEMENT OF THE FUNDS
     The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser to the Funds. As the Funds’ investment adviser, Roxbury has overall responsibility for directing the Funds’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2005, Roxbury had assets under management of approximately $3 billion.
     For the fiscal year ended June 30, 2005, Roxbury received, after waivers and reimbursements, an advisory fee of 0.04% and 1.00% of the average daily net assets of the Mid-Cap Fund and Small-Cap Fund, respectively. Roxbury may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from a Fund. These payments may be made to compensate the recipient for marketing support services and shareholder service activities.
FUND MANAGERS
     Each Fund manager’s business experience and educational background is provided below. The Funds’ SAI provides additional information about the Fund managers’ compensation, other accounts managed by the Fund managers and the managers’ ownership of securities in the Funds.
Roxbury Mid-Cap Fund
     Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid-Cap Fund and is also responsible for general research on small to mid-cap companies. Mr. Lockwood’s participation in Roxbury’s Investment Committee provides additional access to research and investment ideas. Mr. Lockwood joined Roxbury in 1992 and is the manager of Roxbury’s small to mid-cap strategies. He is Co-Chief Investment Officer and a member of Roxbury’s Investment Committee. Mr. Lockwood’s CPA background complements his securities analysis in researching mid-size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid-cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Mr. Lockwood has particular skill in assessing a company’s complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Mr. Lockwood received a B.S. from California State University, Northridge.
Roxbury Small-Cap Growth Fund
     The day-to-day management of the Fund is the responsibility of Roxbury’s Small-Cap Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Fund.
     Steve Marshman, CFA joined Roxbury in July of 2002 and has thirteen years of investment management experience. From 1995 to July 2002, Mr. Marshman was with Columbia Management Group (“Columbia”) where he was a Fund Manager on the Small/Mid Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. His responsibilities at Columbia also included management of Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force. He has a B.S. from the US Air Force Academy and an M.B.A. from Golden Gate University.

16

     Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has thirteen years of investment management experience. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Fund Manager on the Small/Mid Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.
     Brian Smoluch, CFA joined Roxbury in July 2002 and has nine years of investment management experience. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Fund Manager on the Small/Mid Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City. He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.

17

SERVICE PROVIDERS
     The chart below provides information on the primary service providers.

18

SHAREHOLDER INFORMATION
PRICING OF SHARES
     The price of each Fund’s shares is based on its net asset value (“NAV”). Each Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator, PFPC Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
     Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
     PFPC determines the NAV per share of the Funds as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in a Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.
PURCHASE OF SHARES
     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in the Funds’ Institutional Shares is $100,000. Additional investments may be made in any amount. You may purchase shares as specified below.
     Investors may purchase shares of a Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.
     The Funds reserve the right to change the criteria for eligible investors and investment minimums.
     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Funds may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

19

Regular mail:	Overnight mail:
Roxbury Funds	Roxbury Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.
     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.
     Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
     It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
     You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% on the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds (a list of which is shown under the heading “EXCHANGE OF SHARES” below). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) shares redeemed (A) via a systematic withdrawal plan approved by the adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to

20

cover various fees; or (ii) shares converted from one share class to another in the same Fund. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Roxbury Fund.
     Frequent Purchases and Redemptions: The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of a Fund, negatively affect a Fund’s performance, and increase expenses for all of a Fund’s shareholders. In particular, frequent trading can: (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for a Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a Fund’s NAV for long-term shareholders.
     If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.
     The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds’ policy is intended to discourage excessive trading in a Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds may, in certain circumstances, reverse a transaction determined to be abusive.
     The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to it at the time and may consider trading activity in multiple accounts under common ownership, control or influence.
     When excessive or short-term trading is detected, the party involved may be banned from future trading in a Fund. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. Roxbury will seek to make judgments and applications that are consistent with the interests of the affected Fund’s shareholders.
     The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, a Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders. The transfer agent for the Funds will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity, to the extent practicable. Nonetheless, a Fund’s ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and a Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.
     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name and

21

class, your account number, your printed name and your signature and should be mailed with signature guarantee to:

Regular mail:	Overnight mail:
Roxbury Funds	Roxbury Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
     In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.
     If shares to be redeemed represent a recent investment made by check, the Funds reserve the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).
     Small Accounts: If the value of your account falls below the investment minimum, the Funds may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, your account may be closed and the proceeds sent to you. The Funds will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.
     For additional information on other ways to redeem shares, please refer to our SAI.
EXCHANGE OF SHARES
     You may exchange all or a portion of your shares in a Fund for Institutional Shares of the following funds (“Roxbury Funds”):
     Roxbury Mid-Cap Fund
     Roxbury Small-Cap Growth Fund
     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

22

     Exchange transactions will be subject to the minimum initial investment and other requirements of a Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $100,000.
     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% on the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.
     Prospectuses for the Roxbury Funds may be obtained if fee of charge, on the Funds’ website at http://www.Roxbury Funds.com or by calling, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
DISTRIBUTIONS
     Distributions from the net investment income, if any, of a Fund are declared and paid annually to you. Any net capital gain realized by a Fund will be distributed annually.
     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
     As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Funds may invest in securities that earn interest exempt from Federal income tax, the Funds’ invests primarily in taxable securities. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If a Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. The Funds will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.
     A Fund’s distribution of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Funds anticipate the distribution of net capital gains.
     It is a taxable event for you if you sell or exchange Fund shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. Any discussion of tax matters contained in this prospectus is not intended or written to be used, and cannot be used, for the purpose of avoiding any penalties that may be imposed under the Federal tax

23

laws. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.
DISTRIBUTION ARRANGEMENTS
     Professional Funds Distributor, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Institutional Shares of the Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. Roxbury may pay brokers, financial intermediaries or service providers an amount calculated as a percentage of assets held by customers of the recipient. Please contact your broker, financial intermediary or service provider for details about payments it may receive.
SHARE CLASSES
     Each Fund issues Institutional and Investor Shares. Each class of shares bears a pro-rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

24

FOR MORE INFORMATION
     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
     Annual/Semi-Annual Reports: These reports contain performance data and information on the Funds’ holdings, operating results and a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance for the most recently completed fiscal year or half-year.
     Statement of Additional Information (“SAI”): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio security holdings. The information in the SAI is incorporated into this prospectus by this reference.
     Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:
The Roxbury Funds
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 497-2960
9:00 a.m. to 5:00 p.m. Eastern time
     The Funds’ SAI and annual and semi-annual reports are also available, free of charge, at http://www.RoxburyFunds.com. Information about the Funds, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.
     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 497-2960.
The investment company registration number is 811-08648.

25

Roxbury Mid-Cap Fund*
Roxbury Small-Cap Growth Fund
of WT Mutual Fund
Investor Shares
PROSPECTUS DATED ___, 2006
          This prospectus contains important information about these mutual funds, including information on their investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
          These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

*	Investor Shares of the Roxbury Mid-Cap Fund offered in this prospectus were previously classified as Class A Shares.

- -

Roxbury Mid-Cap Fund
Roxbury Small-Cap Growth Fund
Investor Shares
FUND DESCRIPTIONS
SUMMARY

Investment Objectives	The Roxbury Mid-Cap Fund (the “Mid-Cap Fund”) seeks superior long-term growth of capital.

The Roxbury Small-Cap Growth Fund (the “Small-Cap Fund”) seeks to achieve long-term capital appreciation.

Investment Focus	Equity (or related) securities

Share Price Volatility	High

Principal Investment Strategies	The Mid-Cap Fund invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell MidCap and S&P MidCap 400 Indices.

The Small-Cap Fund invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell 2000 and S&P SmallCap 600 Indices.

The Funds may invest in securities (including preferred stock, warrants and debentures) convertible into or exercisable for common stock and certain option and financial futures contracts (“derivatives”). The Funds may also invest in foreign securities, including American Depositary Receipts.

Principal Risks	An investment in a Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”
•	It is possible to lose money by investing in the Funds. There is no guarantee that the stock market or the securities that a Fund buys will increase in value.

•	The Funds’ share prices will fluctuate in response to changes in the market value of the Funds’ underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•	The Funds are subject to greater volatility than funds that invest in large cap companies. Mid-cap and small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, may suffer significant losses.

•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

•	Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

•	The use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. These risks may cause a Fund to experience higher losses than a fund that does not use derivatives.

•	The performance of the Funds will depend on whether or not the investment adviser is successful in pursuing the Funds’ investment strategies.

•	The Funds are also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION
Roxbury Mid-Cap Fund
          The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund’s Investor Shares (formerly, Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception, both before and after taxes, compared with those of the Russell MidCap Growth Index, which is a broad measure of market performance. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns For The Calendar Years Since Inception
Calendar Year-to-Date Total Return as of ___, 2006: ___%

Best Quarter	Worst Quarter
[_____]%	[_____]%
[___________]	[___________]

(Investor Shares*)
Average Annual Total Returns as of			Since Inception
December 31, 2005	1 Year	5 Years	(December 14, 2000)

Before Taxes	[____]%	[____]%	[____]%
After Taxes on Distributions [1,2]	[____]%	[____]%	[____]%
After Taxes on Distributions and Sales of Fund Shares [1,2]	[____]%	[____]%	[____]%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)[3]	[____]%	[____]%	[____]%

*	Formerly, Class A Shares.

[1]	These figures assume the reinvestment of dividends and capital gain distributions.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[3]	The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager’s opportunity set.

Roxbury Small-Cap Growth Fund
          The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund’s Investor Shares since inception and by showing how the Fund’s average annual returns for one year and since inception, both before and after taxes, compared with those of the Russell 2000 Growth Index, which is a broad measure of market performance. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Return for the Past Calendar Year
Performance Year
Calendar Year-to-Date Total Return as of ___, 2006: [___]%

Best Quarter	Worst Quarter
[____]%	[____]%
[_____________]	[_____________]

Investor Shares		Since Inception
Average Annual Total Returns as of December 31, 2005	1 Year	(September 30, 2004)
Return Before Taxes	[____]%	[____]%
Return After Taxes on Distributions [1]	[____]%	[____]%
Return After Taxes on Distributions and Sale of Shares [1]	[____]%	[____]%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	[____]%	[____]%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small-cap growth manager’s opportunity set.

FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Funds.

Shareholder Fees (fees paid directly from your investment)	Investor Shares*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

*	Formerly, Class A Shares.

[1]	Investor Shares of the Funds are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

	Mid-Cap Fund		Small-Cap Fund
Management fees[1]	0.75%		1.00%
Distribution (Rule 12b-1) fees	None		None
Shareholder service fees	0.25%		0.25%
Other expenses	[____]	%	[____]	%
Total Annual Fund Operating Expenses	[____]	%	[____]	%[3]
Waivers/Reimbursements	[____]	%[2,3]	[____]	%
Total Net Expenses	[____]	%[2,3]	[____]	%[3]

[1]	The Mid-Cap Fund pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Fund’s first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; and 0.65% of the Fund’s average daily net assets in excess of $2 billion. The Small-Cap Fund pays Roxbury a monthly advisory fee at the annual rate of 1.00% of the Fund’s first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of the Fund’s average daily net assets in excess of $2 billion.

[2]	For Investor Shares, the Adviser has a contractual obligation to waive a portion of its fees and assume certain expenses of the Mid-Cap Fund to limit the total annual operating expenses to 1.55%. The waiver will remain in effect through November 1, 2015 for the Investor Shares of the Mid-Cap Fund.

[3]	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

EXAMPLE
           This Example is intended to help you compare the cost of investing in Investor Shares of a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:
•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

•	Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year		3 Years		5 Years		10 Years
Mid-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
Small-Cap Fund	$	[___]	$	[___]	$	[___]	$	[___]
The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE
          The Roxbury Mid-Cap Fund seeks superior long-term growth of capital. The Roxbury Small-Cap Growth Fund seeks to achieve long-term capital appreciation.
          The investment objective of each Fund may not be changed without shareholder approval.
          There is no guarantee that any Fund will achieve its investment objective.
PRIMARY INVESTMENT STRATEGIES
          The Roxbury Mid-Cap Fund, under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):
•	common stocks of corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Fund’s assets, at the time of purchase, have a market capitalization consistent with the capitalization ranges of the Russell Midcap and S&P MidCap 400 Indices (“mid-cap company”)

•	securities convertible into mid-cap companies

•	options on common stock or options on stock indices
          The Fund invests in high quality, growing companies trading at reasonable valuations. It looks for seasoned businesses that can continue to grow in a variety of environments, experienced management teams, and emerging new leaders in technology and other industries. Such companies generally have favorable competitive positions, strong financials, and a commitment to enhancing shareholder value. Other common characteristics of the Fund’s portfolio holdings include: effective management teams, proprietary technologies, free cash flow generation, low cost production, and high barriers to entry.
          The investment process is designed to produce a portfolio of relatively predictable companies with above-average and sustainable growth rates, strong financial strength, high returns of equity and favorable valuation metrics.
          All holdings are monitored closely. Holdings may be sold when companies become overvalued, more attractive investments are identified, poor relative price performance persists, and/or the fundamentals have weakened.
          Mid-cap companies are those whose capitalization is consistent with the capitalization range of the Russell Midcap and S&P MidCap 400 Indices at the time of the Fund’s investment. As of ___, 2006, the range of market capitalization of companies that are in the Russell Midcap and S&P MidCap 400 Indices (“Indices”) was between $ [ ___ ] million and $ [ ___ ] billion. As market conditions change, so will the capitalizations of the companies that make up the Indices. The investment adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment’s market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid-cap market capitalization for purposes of the 80% policy. The Fund is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

          The Roxbury Small-Cap Growth Fund, under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):
•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices (“small-cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small-cap companies

•	options on indices of the common stock of small-cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small-cap companies, and options upon such futures contracts
          The research process for this Fund begins by screening a universe of stocks with market capitalizations of less than $2 billion and expected future earnings growth of greater than 15%. The managers then perform fundamental analysis to identify companies with the following characteristics: growing revenues, stable or expanding margins, low debt levels, solid cash flows, and high or potentially high returns on capital. Additional research is applied to the most promising candidates to uncover those companies with solid management that has executed well over time, strengthening competitive positions, and positive business and market trends. A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.
          A stock becomes a purchase candidate only if the portfolio managers are convinced there is a catalyst in place to provide for at least 15% stock price appreciation over the next 12 months.
          The Fund maintains a portfolio of approximately 60-90 stocks, which is constructed with the overall goal of mitigating risk. Stock positions are limited to a maximum 5% weighting and sector concentrations are +/- 15% of the sector weightings of the benchmark index (Russell 2000 Growth Index).
          Stocks are sold for undervaluation, when the fundamentals weaken or if poor relative price performance persists.
          Small-cap companies are those whose capitalizations are consistent with the market capitalizations of companies in the S&P SmallCap 600 and Russell 2000 Indices at the time of the Fund’s investment. As of September 30, 2005, the range of market capitalizations represented by companies in these indices was between $40 million and $6.02 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Fund is not limited to only small-cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies in other capitalizations ranges.
          All Funds. The investment adviser selects securities that it believes exhibit strong growth characteristics. The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. All investments undergo a valuation analysis to estimate their risk/reward characteristics.
          The 80% policy of each Fund may be changed upon sixty (60) days’ written notice to shareholders.

          The Funds may also invest in certain option and financial futures contracts (“derivatives”) as well as foreign securities, including American Depositary Receipts (“ADRs”). ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded.
          At the time of purchase, individual stock holdings may represent up to 5% of a Fund’s value. However, due to market price fluctuations, individual stock holdings may exceed 5% of a Fund’s value. The Funds may over or underweight certain industries and sectors based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Funds may not invest in more than 10% of the outstanding voting shares of a company.
          In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that a Fund will be unable to achieve its investment objective.
          The frequency of fund transactions and a Fund’s turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for a Fund’s shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance.
          The Funds also may use other strategies and engage in other investment practices, which are more fully described in the Funds’ Statement of Additional Information (“SAI”) which is available on the Funds’ website at http://www.RoxburyFunds.com.

ADDITIONAL RISK INFORMATION
          The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI which is available on the Funds’ website at http://www.RoxburyFunds.com.

•	Small Company Risk: Companies in which the Funds invest may be more vulnerable than larger companies to adverse business or economic developments. Small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

•	Derivatives Risk: Some of a Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other fund management purposes consistent with a Fund’s investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund’s total assets may at any time be committed or exposed to derivative strategies.

•	Foreign Security Risk: Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Funds.

•	IPO Risk: The Funds may purchase securities of companies engaged in their initial public offerings (“IPOs”). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on a Fund’s performance depends on a variety of factors, including the number of IPOs a Fund invests in relative to the size of a Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Fund’s asset base increases, IPOs often have a diminished effect on fund performance.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets. Forced liquidations of a Fund could result in adverse price fluctuations in securities held and in a Fund’s overall value.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS
          The financial highlights table is intended to help you understand a Fund’s financial performance since its inception. Certain information reflects financial results for a single Investor Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by [___], whose reports, along with each Fund’s financial statements, are included in the Annual Report, which is available, without charge, upon request.

								For the
								Period
								December 14,
								2000[1]
Mid-Cap Fund Investor Shares†				For the Fiscal Years Ended June 30,				through
	2006			2005	2004	2003	2002	June 30, 2001
Net Asset Value — Beginning of Period		[ ___ ]		$5.38	$4.24	$4.32	$5.55	$5.00

Investment Operations:
Net investment loss[2]		[ ___ ]		(0.05)	(0.05)	(0.05)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments		[ ___ ]		0.52	1.19	(0.03)	(1.08)	0.59

Total from investment operations		[ ___ ]		0.47	1.14	(0.08)	(1.14)	0.55

Distributions:
From net realized gains		[ ___ ]		(0.01)	—	—	(0.09)	—

Net Asset Value — End of Period		[ ___ ]		$5.84	$5.38	$4.24	$4.32	$5.55

Total Return[3]		[ ___ ]	%	8.75%	26.89%	(1.85)%	(20.82)%	11.00	%**

Ratios (to average net assets)/Supplemental Data:[4]
Expenses:
Including waivers/reimbursements		[ ___ ]	%	1.55%	1.55%	1.55%	1.55%	1.55	%*
Excluding waivers/reimbursements		[ ___ ]	%	2.59%	5.18%	38.22%	63.66%	228.87	%*
Net investment loss		[ ___ ]	%	(1.03%)	(1.05)%	(1.07)%	(1.30)%	(1.22	)%*
Portfolio Turnover		[ ___ ]	%	110%	79%	119%	116%	47	%**
Net assets at end of period (000 omitted)	$	[ ___ ]		$11,689	$12,750	$1,037	$508	$81

†	Formerly known as “Class A Shares.”

*	Annualized.

**	Not annualized.

(1)	Commencement of operations.

(2)	The net investment loss per share was calculated using average shares outstanding method.

(3)	Excluding sales charge. Prior to July 1, 2005, Investor Shares were subject to a maximum front-end sales load of 5.50%. To date, no investor has been charged a sales load for the purchase of Investor Shares. Investor Shares no longer charge any sales load.

(4)	For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I — Mid Cap Series (the “Series”), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

		For the Period
		September 30, 2004[1]
	For the Fiscal Year Ended June 30	Through
Small-Cap Growth Fund Investor Shares	2006	June 30, 2005
Net Asset Value — Beginning of Period	[ ___ ]	$15.48

Investment operations:
Net investment loss[2]	[ ___ ]	(0.15)
Net realized and unrealized gain on investments	[ ___ ]	1.64

Total from investment operations	[ ___ ]	1.49

Distributions:
From net realized gains	[ ___ ]	(0.35)

Net Asset Value — End of Period	[ ___ ]	$16.62

Total Return	[ ___ ]%	9.60	%**

Ratios (to average net assets)/supplemental data:[3]
Expenses:
Including waivers/reimbursements	[ ___ ]%	1.60	%*
Excluding waivers/reimbursements	[ ___ ]%	236.10	%*
Net investment loss	[ ___ ]%	(1.28)	%*
Portfolio turnover rate	[ ___ ]%	161	%**
Net assets at end of period (000 omitted)	$ [ ___ ]	$5

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

[2]	The net investment loss per share was calculated using average shares outstanding method.

[3]	For the period presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I — Small Cap Growth Series (the “Series”), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

MANAGEMENT OF THE FUNDS
          The Board of Trustees of WT Mutual Fund (the “Trust”) supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
          Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser to the Funds. As the Funds’ investment adviser, Roxbury has overall responsibility for directing the Funds’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of ___, 2006, Roxbury had assets under management of approximately $[___] billion.
          For the fiscal year ended June 30, 2006, Roxbury received, after waivers and reimbursements, an advisory fee of [___]% and [___]% of the average daily net assets of the Mid-Cap Fund and Small-Cap Fund, respectively. Roxbury may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from a Fund. These payments may be made to compensate the recipient for marketing support services and shareholder service activities.
FUND MANAGERS
          Each Fund manager’s business experience and educational background is provided below. The Funds’ SAI provides additional information about the Fund managers’ compensation, other accounts managed by the Fund managers and the managers’ ownership of securities in the Funds.
Roxbury Mid-Cap Fund
          Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid-Cap Fund and is also responsible for general research on small- to mid-cap companies. Mr. Lockwood’s participation in Roxbury’s Investment Committee provides additional access to research and investment ideas. Mr. Lockwood joined Roxbury in 1992 and is the manager of Roxbury’s small- to mid-cap strategies. He is Co-Chief Investment Officer and a member of Roxbury’s Investment Committee. Mr. Lockwood’s CPA background complements his securities analysis in researching mid-size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small- to mid-cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Mr. Lockwood has particular skill in assessing a company’s complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Mr. Lockwood received a B.S. from California State University, Northridge.
Roxbury Small-Cap Growth Fund
          The day-to-day management of the Fund is the responsibility of Roxbury’s Small-Cap Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Fund.
          Steve Marshman, CFA joined Roxbury in July of 2002 and has fourteen years of investment management experience. From 1995 to July 2002, Mr. Marshman was with Columbia Management Group (“Columbia”) where he was a Fund Manager on the Small/Mid Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. His responsibilities at Columbia also included management of Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the U.S. Air Force. He has a B.S. from the US Air Force Academy and an M.B.A. from Golden Gate University.

          Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has fourteen years of investment management experience. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Fund Manager on the Small/Mid Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.
          Brian Smoluch, CFA joined Roxbury in July 2002 and has ten years of investment management experience. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Fund Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City. He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.

SERVICE PROVIDERS
          The chart below provides information on the primary service providers.

SHAREHOLDER INFORMATION
PRICING OF SHARES
          The price of each Fund’s shares is based on its net asset value (“NAV”). Each Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ sub-administrator, PFPC, Inc. (“PFPC”), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.
          Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
          PFPC determines the NAV per share of the Funds as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in a Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.
PURCHASE OF SHARES
          Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in the Funds’ Investor Shares is $2,000. Additional investments may be made in any amount. You may purchase shares as specified below.
          Investors may purchase shares of a Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.
          The Funds reserve the right to change the criteria for eligible investors and investment minimums.
          By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:

Roxbury Funds	Roxbury Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
          By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.
          Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.
          Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.
          It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
REDEMPTION OF SHARES
          You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% on the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
          Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds (a list is shown under the heading “EXCHANGE OF SHARES”). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) shares redeemed (A) via a systematic withdrawal plan approved by the adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring, (E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (ii) shares converted from one share class to another in the same Fund.

          Frequent Purchases and Redemptions: The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of a Fund, negatively affect a Fund’s performance, and increase expenses for all of a Fund’s shareholders. In particular, frequent trading can: (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for a Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a Fund’s NAV for long-term shareholders.
          If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.
          The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds’ policy is intended to discourage excessive trading in a Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds may, in certain circumstances, reverse a transaction determined to be abusive.
          The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to it at the time and may consider trading activity in multiple accounts under common ownership, control or influence.
          When excessive or short-term trading is detected, the party involved may be banned from future trading in a Fund. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. Roxbury will seek to make judgments and applications that are consistent with the interests of the affected Fund’s shareholders.
          The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, a Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders. The transfer agent for the Funds will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity, to the extent practicable. Nonetheless, a Fund’s ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and a Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.
          By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name and class, your account number, your name and your signature guarantee and should be mailed to:

Regular mail:	Overnight mail:

Roxbury Funds	Roxbury Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427
          By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.
          Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.
          In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.
          If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).
          Small Accounts: If the value of your investment in the Fund falls below $2,000, you may be asked to increase your balance. If after 60 days the account value is still below $2,000, your account may be closed and the proceeds sent you. The Funds will not close your account if it falls below $2,000 solely as a result of a reduction in your account’s market value.
          For additional information on other ways to redeem shares, please refer to the Fund’s SAI.
EXCHANGE OF SHARES
          You may exchange all or a portion of your shares in a Fund for Investor Shares of the following funds (“Roxbury Funds”):
          Roxbury Mid-Cap Fund
          Roxbury Small-Cap Growth Fund
          Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.
          Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $2,000 in a shareholder’s account.

          Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% on the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.
          Prospectuses for the Roxbury Funds may be obtained, free of charge, on the Funds website at http://www.RoxburyFunds.com or by calling (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
DISTRIBUTIONS
          Distributions from the net investment income of each Fund are declared and paid annually to you. Any net capital gain realized by a Fund will be distributed annually.
          Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
          As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Funds may invest in securities that earn interest exempt from Federal income tax, the Funds invests primarily in taxable securities. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If a Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. The Funds will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.
          A Fund’s distribution of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Funds anticipate the distribution of net capital gains.

          It is a taxable event for you if you sell or exchange Fund shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.
          State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
          This section is only a summary of some important income tax considerations that may affect your investment in a Fund. Any discussion of tax matters contained in this prospectus is not intended or written to be used, and cannot be used, for the purpose of avoiding any penalties that may be imposed under the Federal tax laws. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.
DISTRIBUTION ARRANGEMENTS
          Professional Funds Distributor, LLC manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Investor Shares of the Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. Roxbury may pay brokers, financial intermediaries or service providers an amount calculated as a percentage of assets held by customers of the recipient. Please contact your broker, financial intermediary or service provider for details about payments it may receive.
SHAREHOLDER SERVICE FEES
          The Board of Trustees has adopted a shareholder service plan authorizing Investor Shares of the Mid-Cap Fund and Small-Cap Fund to pay service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Investor Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include: (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders. Roxbury may also provide services to certain accounts holding Investor Shares of the Mid-Cap Fund and receive the applicable shareholder service fee.
SHARE CLASSES
          Each Fund issues Institutional and Investor Shares. Each class of shares bears a pro-rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

FOR MORE INFORMATION
          FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
          Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds’ portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
          Statement of Additional Information (“SAI”): The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.
          Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:
The Roxbury Funds
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 497-2960
9:00 a.m. to 5:00 p.m. Eastern time
          The Funds’ SAI and annual and semi-annual reports are also available, free of charge, at http://www.RoxburyFunds.com. Information about the Funds, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, D. C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.
          FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 497-2960.
The investment company registration number is 811-08648.

WT MUTUAL FUND
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
1100 North Market Street
Wilmington, Delaware 19890
STATEMENT OF ADDITIONAL INFORMATION
[                    ], 2006
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the current prospectuses dated [                    , 2006], each as amended from time to time. A copy of each current prospectus may be obtained without charge, by writing to Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 or by calling (800) 336-9970 or on WT Mutual Fund’s internet website http://www.wilmingtonfunds.com. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor.
Audited financial statements for the Funds for the fiscal year ended June 30, 2006, included in the Annual Report to shareholders, are incorporated into this SAI by reference. The Annual Report to shareholders is available without charge on WT Mutual Fund’s website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

- i -

GENERAL INFORMATION
WT Mutual Fund (the “Trust”) was organized as a Delaware business trust on June 1, 1994. The Trust has established the following funds described in this SAI: Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund and Wilmington ETF Allocation Fund (each a “Fund” and collectively, the “Funds”). Each Fund issues Institutional and Class A Shares. Each Fund, except for the Wilmington ETF Allocation Fund, is a diversified open-end management investment company. The Wilmington ETF Allocation Fund is a non-diversified open-end management investment company.
INVESTMENT POLICIES
The following information supplements the information concerning the Funds’ investment objectives, policies and limitations found in the prospectuses. Unless otherwise indicated, this information applies to each of Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund, and Wilmington Conservative Asset Allocation Fund (the “Asset Allocation Funds”) through their investment in shares of other series of the Trust and to Wilmington ETF Allocation Fund (the “ETF Fund”) through its investment in securities of other registered investment companies listed and traded on a securities exchange (an “exchange traded fund,” “ETF” or “Underlying ETF”). Each Underlying ETF is a registered investment company with a stated investment objective and is subject to various investment policies and restrictions.
For a complete description of the other series of the Trust in which the Asset Allocation Funds invest, please see such series’ prospectuses and statements of additional information, which are available without charge by calling the transfer agent at toll-free (800) 336-9970 or on the Funds’ internet website http://www.wilmingtonfunds.com. Currently, most of the Underlying ETFs are issued by registered investment companies such as iShares®, Inc., iShares® Trust, Midcap SPDR® Trust, Rydex® ETF Trust, Select Sector SPDR® Trust, SPDR® Trust, streetTracks® Gold Trust, streetTracks® Index Shares Fund, streetTracks® Series Trust, which file financial and other information with the Securities and Exchange Commission (the “SEC”), including prospectuses and statements of additional information. Such information is publicly available at www.sec.gov. No representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC’s website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of the prospectuses or this SAI).
The ETF Allocation Fund seeks to achieve its investment objective by investing at least 80% of its assets in ETFs. This 80% policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
ASSET-BACKED SECURITIES. The Funds may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as “asset-backed securities,” and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.
Asset-backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.
Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represents residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.
The value of asset-backed securities may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.

BANK OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances (i) of major U.S. and foreign banks and their branches located outside of the United States, (ii) of U.S. branches of foreign banks, (iii) of foreign branches of foreign banks, (iv) of U.S. agencies of foreign banks and (v) of wholly owned banking subsidiaries of such foreign banks located in the United States.
Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:
•	Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	Certificates of Deposit. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	Time Deposits. Time deposits are bank deposits for fixed periods of time.
COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.
CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.
CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Funds may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVES. The Funds may invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes. Some derivative investments the Funds may use are the hedging instruments described below in this SAI and in Appendix A. Segregated accounts will be maintained for all derivative transactions, to the extent required by the 1940 Act. Among the derivative investments the Funds may invest in are “index-linked,” “commodity-linked,” “equity-linked” or “currency-linked” notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Principal and/or interest payments on commodity-linked notes and equity-linked notes may depend on the price of an underlying commodity or security or the performance of an underlying commodity or equity index . Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Other derivative investments the Funds may use include “debt exchangeable for common stock” of an issuer or “equity-linked debt securities” of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer’s common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the investment adviser expected.
EQUITY-LINKED SECURITIES. The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign Securities” below. In addition, a Fund will bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to a Fund’s restriction on investments in illiquid securities.
FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Funds to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, the investment adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. Buy-back features include standby commitments, put bonds and demand features.
•	Standby Commitments. Each Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

Ordinarily, a Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. A Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.

•	Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate.

In selecting put bonds for the Funds, the investment adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

•	Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days’ notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.
FOREIGN SECURITIES. The Funds may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets.
Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of a Fund’s investments in one country may offset potential gains from investments in another country.
Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers.

Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of a Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Investments in foreign securities will usually be denominated in foreign currencies and therefore, a Fund may temporarily hold cash in foreign currencies. The value of a Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund’s value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).
GUARANTEED INVESTMENT CONTRACTS. The Funds may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.
Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. No Fund intends to invest more than 5% of its net assets in GICs.
HEDGING STRATEGIES. Each Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.
ILLIQUID SECURITIES. No Fund may knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s adviser or sub-adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).
INFLATION-PROTECTED DEBT SECURITIES. The Funds may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury (“Treasury Inflation Protected Securities” or “TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a SEC exemption is applicable. These limitations currently provide, in part, that the Funds may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. The Funds have entered into several such agreements.
Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The ETF Allocation Fund will not be able to conform to its investment policy to invest in at least 80% of its assets in ETFs, and the other Funds’ ability to invest in ETFs will be severely constrained unless the ETFs in which they invest have received such an order from the SEC, and the ETF and the Funds take appropriate steps to comply with the relevant terms and conditions of such orders.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases a Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the investment adviser believes it is in a Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the investment adviser believes that, in the event of the termination of an ETF, the Funds will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.

INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities and natural resources, or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, a Fund may invest in companies who business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
MONEY MARKET FUNDS. Each Fund may invest in money market mutual funds, within the limits prescribed by the Investment Company Act of 1940 (the “1940 Act”). (See “Investment Company Securities” above.)
MORTGAGE-BACKED SECURITIES. The Funds may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages secured by real property.
Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Department of Veterans Affairs. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.
Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is backed by the U.S. Government.
Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro-rata basis. In the case of collateralized mortgage obligations (“CMOs”), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.
CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.
Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments — “interest only” or “IO” — and another class of holders receiving the principal repayments – “principal only” or “PO.” The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

Investment in mortgage-backed securities poses several risks, including prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Funds invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.
NON-INVESTMENT GRADE SECURITIES. Each Fund may invest in non-investment grade or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on a nationally recognized statistical ratings organization’s (an “NRSRO”) evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund’s net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, certain of a Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a non-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the investment adviser performs its own analysis of the issuers whose non-investment grade securities are held by a Fund. Because of this, a Fund’s performance may depend more on the investment adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix B — Description of Ratings.”
In selecting non-investment grade securities, the investment adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Fund. The investment adviser continuously monitors the issuers of non-investment grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Fund’s investment adviser will consider whether the Fund should continue to hold the security.
In the event that a Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.
The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may purchase call options on securities that the investment adviser or sub-adviser intends to include in a Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Funds may purchase put options to hedge against a decline in the market value of securities held in a Fund or in an attempt to enhance return. The Funds may write (sell) put and covered call options on securities in which they are authorized to invest. The Funds may also purchase put and call options and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of a Fund that are invested in equity (or related) securities, a Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.
PARTICIPATION INTERESTS. Each Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.
More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.
Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.
The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.
Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.
PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE COMPANIES. The Funds may invest in securities (including, but not limited to common shares, preferred shares and convertible preferred shares) and debt securities issued by real estate companies, including REITs. A “Real Estate Company” is a company (i) that generally derives at least 50% of its revenue from the ownership, leasing, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. A Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of Real Estate Companies. It is anticipated that substantially all of the equity securities of Real

Estate Companies in which the Funds intend to invest will be traded on a national securities exchange or in the over-the-counter markets.
REITs. The Funds may invest in equity and/or debt securities issued by REITs. A REIT is a Real Estate Company that pools investors’ funds for investment primarily in income-producing real estate properties or in real estate related loans (such as mortgages) or other interests.
REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.
REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Funds may invest in both publicly and privately traded REITs.
REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser or sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or sub-adviser intends to purchase securities that are exempt from registration under Rule 144A.
SECURITIES LENDING. Each Fund may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans and all deemed borrowings for a Fund exceeds one-third of the value of a Fund’s total assets taken at fair market value. When the Fund lends it portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund’s total assets in calculating the percentages of the Fund’s total assets on loan. Collateral must be valued daily by the investment adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security, or when a Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for Federal income tax purposes. In such case, any future losses in a Fund’s long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund’s position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Funds may also make short sales to generate additional income from the investment of the cash proceeds of short sales. The Funds will only make short sales “against the box,” meaning that at all times when a short position is open, a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities.
U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.
VARIABLE AND FLOATING RATE SECURITIES. Each Fund may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Fund investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.
Each Fund may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater’s price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.
WHEN-ISSUED SECURITIES. Each Fund may buy when-issued securities or sell securities on a delayed-delivery-basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery-basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.

While a Fund initially commits to purchase such securities with the purpose of actually acquiring them, the Fund may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Fund may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.
When a Fund makes a commitment to purchase a security on a when-issued-basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery, the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Fund’s net asset value. When payment for a when-issued security is due, the Fund will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.
ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause a Fund to liquidate investments in order to make the required distributions.
TEMPORARY DEFENSIVE POSITIONS. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. Portfolio turnover rates of the Funds for the fiscal period December 20, 2005 through June 30, 2006 were:

Fiscal Period Ended
June 30, 2006
Aggressive Asset Allocation Fund
Moderate Asset Allocation Fund
Conservative Asset Allocation Fund
ETF Allocation Fund
DISCLOSURE OF FUND HOLDINGS
The Trust has policies and procedures in place regarding the disclosure of portfolio securities holdings of the Funds designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s portfolio securities holdings, a Fund will not provide or permit others to provide information about the Funds’ portfolio securities holdings on a selective basis.
The Funds provide portfolio securities holdings information as required in regulatory filings and shareholder reports, disclose portfolio securities holdings information as required by federal or state securities laws, and may disclose portfolio securities holdings information in response to requests by governmental authorities.
The Trust may, but is not required to, post the Funds’ schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, a Fund may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector or industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after any Fund’s portfolio securities holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
The Trust may distribute or authorize the distribution of information about a Fund’s holdings that is not publicly available (on a website or otherwise) to a Fund’s or an investment adviser’s employees and affiliates that provide services to the Fund. The Trust may also distribute or authorize the distribution of information about a Fund’s portfolio securities holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting an in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of an affected Fund.
In order to mitigate conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ investment adviser, sub-adviser, or principal underwriter, or any affiliated person of the Funds, their investment advisers, sub-advisers, or its principal underwriter, on the other, the Trust’s CCO must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of the Funds’ portfolio securities holdings. The CCO must report all arrangements to disclose the Funds’ portfolio securities holdings information to the Trust’s Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.
Before any non-public disclosure of information about a Fund’s portfolio securities holdings, the CCO will require the recipient of such non-public portfolio securities holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in a Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio securities holdings information only in a manner consistent with the Trust’s policies and procedures and any applicable confidentiality agreement.
Under no circumstances may the Trust or an investment adviser or their affiliates receive any consideration or compensation for disclosing the portfolio securities holdings information.
Each of the following third parties have been approved to receive the portfolio securities holdings information: (i) the Trust’s sub-administrator and accounting agent; (ii) the Trust’s independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Trust reports or regulatory filings; (iv) the Trust’s custodian in connection with its custody of the Trust’s assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor’s®. Information may be provided to these parties at any time so long as each of these parties is contractually or ethically prohibited from sharing the Trust’s portfolio securities holdings information without specific authorization. The Trust’s investment advisers and service providers will establish procedures to ensure that the Trust’s portfolio securities holdings information is only disclosed in accordance with these policies.
The identity of persons with which the Funds have ongoing arrangements to provide portfolio securities holdings information is set forth below. In order to solicit prices on various fixed income securities certain of the Funds share this information with the broker-dealers listed below on a periodic basis as needed with as little as a one day lag:

Banc of America	Morgan Stanley
Barclays Capital Inc.	Morningstar
Bear Stearns & Co. Inc.	Piper Jaffray & Company
Bloomberg	Plexus
Commerce Capital Markets, Inc.	RBC Dain Rauscher
Factset	Standard & Poor’s

Fidelity	Starboard Capital Markets LLC
Interactive Data	Stephens Inc.
Investedge	Stern, Agee & Leach
Legg Mason Wood Walker	Stone & Youngberg
Lehman Brothers	Thompson Financial
Lipper	Vestek
Longview	Wachovia Securities
Loop Capital Markets	William Blair & Co., L.L.C.
Maslow
INVESTMENT LIMITATIONS
Except as otherwise provided, the Funds have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of a Fund’s assets or redemptions of shares will not be considered a violation of a limitation. The following non-fundamental policies apply to each Fund unless otherwise indicated, and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Funds will not:

1.	purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations. (This limitation does not apply to the Wilmington ETF Allocation Fund.);

2.	invest 25% or more of the value of a Fund’s assets in securities of issuers in any one industry. This restriction also does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies;

3.	issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

4.	make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;

5.	underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as an underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate or interests therein, although each Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but each Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

8.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by a Fund are not deemed to be pledges or hypothecations);

9.	engage in short sales of securities or maintain a short position, except that each Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

10.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

11.	purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.
When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Funds’ investment adviser or the Trust, within the meaning of the 1940 Act. Each person who is not an “interested person” of the Funds’ investment adviser or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee as it relates to the Trust’s business is 1100 North Market Street, Wilmington, DE 19890.

				Number of
				Funds in
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name and	Held with	Length of Time	During Past	Overseen by	Held by
Date of Birth	Trust	Served	Five Years	Trustee[1]	Trustee

INTERESTED TRUSTEES

ROBERT J. CHRISTIAN[2] Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since October 1998; President and Chairman of the Board from October 1998 to January 2006.	Executive Vice President and Chief Investment Officer of Wilmington Trust Company from 1996 to 2005; President of Rodney Square Management Corporation (“RSMC”) from 1996 to 2005.	27	None

NEIL WOLFSON[3] Date of Birth: 6/64	Trustee, President and Chief Executive Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified. Trustee since September 2005; President and Chief Executive Officer since January 2006.	Chief Investment Officer of Wilmington Trust Investment Management, LLC (“WTIM”) since July 2004; Previously, Partner with KPMG (public accounting) from 1996 to 2004.	27	None

1 The “Fund Complex” currently consists of the Trust (27 funds) and CRM Mutual Fund Trust (4 funds).
2 Mr. Christian is an “Interested Trustee” by reason of his former position as President of RSMC, investment adviser to the Trust. As of February, 2006, Mr. Christian is no longer employed by RSMC but is considered an “Interested Trustee”.
3 Mr. Wolfson is an “Interested Trustee” by reason of his position as an officer of WTIM and RSMC.

INDEPENDENT TRUSTEES

				Number of
				Funds in
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name and	Held with	Length of Time	During Past	Overseen by	Held by
Date of Birth	Trust	Served	Five Years	Trustee[1]	Trustee
ROBERT ARNOLD Date of Birth: 3/44	Trustee	Shall serve until death, resignation or removal. Trustee since May 1997.	Founder and co-manager, R. H. Arnold & Co., Inc. (investment banking company) since 1989.	27	First Potomac Realty Trust (real estate investment trust)

DR. ERIC BRUCKER Date of Birth: 12/41	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Professor of Economics, Widener University since July 2004; formerly, Dean, School of Business Administration of Widener University from 2001 to 2004; Dean, College of Business, Public Policy and Health at the University of Maine from September 1998 to June 2001.	27	None

NICHOLAS GIORDANO Date of Birth: 3/43	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since October 1998; Chairman of the Board since January 2006.	Consultant, financial services organizations from 1997 to present; Interim President, LaSalle University from 1998 to 1999.	27	Kalmar Pooled Investment Trust; Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens).

LOUIS KLEIN, JR. Date of Birth: 5/35	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Self-employed financial consultant since 1991.	31	CRM Mutual Fund Trust (since June 2005); WHX Corporation (industrial manufacturer).

JOHN J. QUINDLEN Date of Birth: 5/32	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Retired since 1993.	27	None

MARK A. SARGENT Date of Birth: 4/51	Trustee	Shall serve until death, resignation or removal. Trustee since November 2001.	Dean and Professor of Law, Villanova University School of Law since July 1997.	27	None

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of the Trust, any of the investment advisers of the Trust’s series or Distributor, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.
EXECUTIVE OFFICERS

Principal
			Occupation(s)	Number of Funds in
Name, Address	Position(s) Held	Term of Office and Length of Time	During Past	Fund Complex	Other Directorships
and Date of Birth	with Trust	Served	Five Years	Overseen by Trustee	Held by Trustee
ERIC K. CHEUNG 1100 North Market Street Wilmington, DE 19890 Date of Birth: 12/54	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 1998.	Vice President, Wilmington Trust Company since 1986; and Vice President and Director, RSMC since 2001.	N/A	N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 1999.	Vice President, RSMC since 1992.	N/A	N/A

JOHN J. KELLEY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 9/59	Vice President, Chief Financial Officer, Treasurer & Secretary	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since September 2005.	Vice President of RSMC since July 2005; Vice President of PFPC Inc. from January 2005 to July 2005; Vice President of Administration, 1838 Investment Advisors, LP from 1999 to 2005; Chief Compliance Officer, 1838 Investment Advisors, LP from 2004 to 2005.	N/A	N/A

ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Chief Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Chief Compliance Officer, Rodney Square Management Corporation since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1998 to 2004.	N/A	N/A

RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Funds’ financial operations and performance, oversee the activities and legal compliance of the Funds’ investment advisers and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Funds’ proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met [___] times during the fiscal year ended June 30, 2006. The Board has an Audit Committee, a Nominating and Governance Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Giordano, Klein and Quindlen, each of whom is an Independent Trustee. Mr. Quindlen serves as the chairman of the Audit Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) review the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended June 30, 2006, there were [___] meetings of the Audit Committee.
NOMINATING AND GOVERNANCE COMMITTEE. The Nominating and Governance Committee is comprised of Messrs. Giordano, Quindlen and Sargent, each of whom is an Independent Trustee. Mr. Sargent serves as chairman of the Nominating and Governance Committee. The Nominating and Governance Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. During the fiscal year ended June 30, 2006, there were [___] meetings of the Nominating and Governance Committee. The Nominating and Governance Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating and Governance Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating and Governance Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of a Fund’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
REGULATORY OVERSIGHT COMMITTEE. The Regulatory Oversight Committee is comprised of Messrs. Arnold, Brucker and Sargent, each of whom is an Independent Trustee, and Mr. Christian, an Interested Trustee. Dr. Brucker serves as the chairman of the Regulatory Oversight Committee. The Regulatory Oversight Committee (i) monitors the Board’s compliance with its major specific responsibilities under the 1940 Act; (ii) receives information regarding proposed and newly adopted federal and state laws and regulations as they apply to the Trust, and provides oversight of investment advisers, other major service providers, and the Trust’s Chief Compliance Officer (“CCO”) regarding compliance with such laws and regulations as needed; (iii) provides oversight of the Trust’s Rule 12b-1 fees and shareholder service fees and the payment of such fees to various investment advisers, broker-dealers and financial intermediaries; (iv) provides oversight of the portfolio trade execution, brokerage commissions, soft dollar usage, and revenue sharing arrangements of the Trust’s investment advisers, and makes recommendations to the Board regarding such practices; (v) provides oversight of the Trust’s valuation and pricing policies, procedures and practices and designated management valuation committee; (vi) provides oversight of exemptive order(s), if any, granted to the Trust by the SEC or pursuant to which the Trust is subject; (vii) provides oversight of the Trust, investment advisers, sub-advisers and principal underwriter’s 17j-1 codes of ethics, including violations thereof, and makes recommendations to the Board regarding approval of such codes and material changes thereto; and (viii) monitors, in cooperation with the Nominating and Governance Committee, the CCO’s performance. During the fiscal year ended June 30, 2006, there were [    ] meetings of the Regulatory Oversight Committee.
SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2005.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by
Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee/Portfolio	in each Fund of the Trust	Investment Companies

Interested Trustees
Robert J. Christian	NONE	[Over $100,000]
Neil Wolfson	NONE	[$10,001-$50,000]
Independent Trustees
Robert Arnold	NONE	[Over $100,000]
Eric Brucker	NONE	[$50,001-$100,000]
Nicholas Giordano	NONE	[$50,001-$100,000]
Louis Klein, Jr.	NONE	[Over $100,000]
John J. Quindlen	NONE	[Over $100,000]
Mark A. Sargent	NONE	[$10,001-$50,000]
As of December 31, 2005, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.
COMPENSATION. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses. The following table shows the fees paid during the fiscal year ended June 30, 2006 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund complex:

Total
		Pension or Retirement		Compensation
	Aggregate	Benefits Accrued as	Estimated	from
	Compensation	Part of the Trust	Annual Benefits	Fund Complex
Independent Trustee	from the Trust	Expenses	Upon Retirement	Paid to Trustees

Robert H. Arnold	[$39,375]	None	None	[$52,500]
Dr. Eric Brucker	[$40,500]	None	None	[$54,000]
Nicholas Giordano	[$49,875]	None	None	[$66,500]
Louis Klein, Jr.	[$39,375]	None	None	[$52,500]
Clement C. Moore, II1	[$39,750]	None	None	[$53,000]
John J. Quindlen	[$46,125]	None	None	[$61,500]
Mark A. Sargent	[$52,125]	None	None	[$69,500]

[1]	Mr. Moore resigned as a Trustee on July 31, 2006.

CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, the Trust, the investment adviser and each sub-adviser to the Funds and the Distributor have adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the Distributor or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by RSMC and WTIM personal trading may also be subject to pre-clearance and other conditions set forth in their respective Codes. The Codes are on public file as exhibits to the Trust’s registration statement filed with the SEC.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes.
PROXY VOTING
The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to each investment adviser thereof, subject to the Board’s continuing oversight. For those Funds that employ a sub-adviser, the investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Fund. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to such Fund. An investment adviser or sub-adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
The investment adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The investment adviser’s proxy voting procedures address these considerations and establish a framework for the investment adviser’s consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.
Finally, the proxy voting procedures establish a protocol for voting of proxies in cases in which the investment adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the investment adviser will submit a separate report to the Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Attached hereto as Appendix C are the proxy voting policies and procedures for RSMC.
Each Fund’s proxy voting record as of June 30th is available (i) without charge, upon request, by calling (800) 336-9970 and (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of June 30, 2006, officers and Trustees of the Trust owned individually and together less than 1% of each Fund’s outstanding shares.
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund will be presumed to “control” that Fund. Such persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders of that Fund.

Ownership
Name, City and State	Percentage
[5% SHAREHOLDER LIST]
INVESTMENT ADVISORY AND OTHER SERVICES
RODNEY SQUARE MANAGEMENT CORPORATION. RSMC serves as the investment adviser to each of the Funds. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.
Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB and Wilmington Trust Investment Management, LLC, wholly owned subsidiaries of Wilmington Trust Corporation, are each registered investment advisers. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, is a registered investment adviser and broker-dealer. Cramer Rosenthal McGlynn, LLC. (“CRM”) and Roxbury Capital Management (“Roxbury”) are each registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.
Pursuant to an investment advisory agreement between the Trust and RSMC, dated December 14, 2005, RSMC manages the assets of the Funds (the “Investment Advisory Agreement”).
RSMC does not receive an advisory fee for its advisory services provided to the Asset Allocation Funds. RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of the ETF Fund’s average daily net assets (“Assets”), as follows: 0.50 % of the first $1 billion in Assets; 45% of the next $1 billion in Assets; and 0.40% of Assets over $2 billion.
RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses, excluding certain class-specific expenses (such as Rule 12b-1, shareholder service and transfer agency fees), exceed the following amounts with respect to the following Funds:

Fund	Expense Cap
ETF Allocation	0.70%
Aggressive Asset Allocation	0.50%
Moderate Asset Allocation	0.50%
Conservative Asset Allocation	0.50%
These waivers will remain in place until January 1, 2009. The Board may, at its discretion, terminate the expense limitation arrangement with respect to any Fund prior to such termination date.
For its services as investment adviser to the ETF Funds, RSMC received the following fees paid by the ETF Fund:

Since Inception
12/20/05
through
6/30/06
ETF Allocation	[ ]
ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, RSMC agrees to: (a) direct the investments of the Funds, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with the Fund’s objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Fund; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of a Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or RSMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which RSMC delegates any or all of its duties as provided therein.
The Investment Advisory Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of any officers and the Interested Trustees employed by RSMC and the salaries of all personnel of RSMC performing services for each Fund relating to research, statistical and investment activities are paid by RSMC.
Each Fund and each class of shares of a Fund pays its respective pro-rata portion of the advisory fee payable by a Fund in which a Fund invests.
SUB-ADVISORY SERVICES. Wilmington Trust Investment Management, LLC (“WTIM”), located at 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration Agreement dated May 1, 2006, RSMC performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and directors’ and officers’/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files, providing non-investment related statistical and research data as may be requested by the Board, and providing executive and administrative services to support the Independent Trustees. Pursuant to a Sub-Administration and Accounting Services Agreements dated May 1, 2006, PFPC Inc. (“PFPC”) performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by PFPC include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of the Funds.
Prior to May 1, 2006, pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. (“PFPC”) performed certain administrative for the Trust and the Funds in addition to the accounting services it currently provides. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provided certain sub-administration services. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Funds. Accordingly, the Trust paid administrative fees to RSMC and PFPC, whether as administrator or sub-administrator of $[                    ], $4,808,384 and $3,633,484 for fiscal years ended June 30, 2006, 2005 and 2004, respectively.

Pursuant to a Compliance Services Agreement dated May 1, 2006, RSMC also provides the following services to the Trust and the Funds: employs an individual suitable to the Board to fulfill the role of CCO of the Trust; monitors each Fund’s compliance with the investment restrictions as are set forth in the 1940 Act and the rules thereunder, the Internal Revenue Code, and the investment objectives, policies and restrictions of the Trust applicable to each Fund of the Trust and provide regular reports on such compliance; and assists the CCO to maintain the policies and procedures that are reasonably designed to prevent violations of the securities laws and regulations. In consideration of the provision of these services, RSMC, investment adviser to the Funds, receives an annual fee equal to three-fourths of the CCO’s total compensation.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [                    ] serves as the independent registered public accounting firm to the Trust, providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual Federal income tax returns filed on behalf of each Fund. [                    ] is located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIANS. Wilmington Trust Company (“Custodian”), 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian of the Funds. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust. Citibank, N.A. serves as the Trust’s foreign custody manager.
TRANSFER AGENT. PFPC, 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
Professional Funds Distributor, LLC (the “Distributor”), located at 760 Moore Road, King of Prussia, PA 19406 serves as a principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.
Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds’ Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A Shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholder service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds’ Institutional Shares.
The Distribution Agreement, effective as of January 1, 2004, continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares. It is anticipated that the Rule 12b-1 Plan will increase the assets of each Fund and allow the Fund to achieve the benefit of economies of scale through such increased assets.
The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to any Fund (i) by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of a Fund or any agreements related to a Rule 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund on 60 days’ written notice to the Distributor; or (ii) by the Distributor on 60 days’ written notice to a Fund. The Distributor will be compensated for distribution services according to the Class A Shares Rule 12b-1 Plan regardless of the Distributor’s expenses.
The Class A Shares’ Rule 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.
The Class A Shares’ Rule 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% on an annualized basis of average net assets of each Fund’s Class A Shares to compensate the Distributor for making payments to certain Service Organizations who have sold Class A Shares of the Funds and for other distribution expenses.
Under the Class A Shares’ Rule 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Class A Shares, such payments are authorized. Each Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Rule 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
When purchasing Class A Shares, a sales charge will be incurred at the time of purchase (a “front-end sales charge”) based on the dollar amount of the purchase. Information regarding the front-end sales charge is provided in the Class A Shares prospectus under “Purchase of Shares – Front End Sales Charge.”
PORTFOLIO MANAGERS
          The management of the Funds and their sub-advisers is the responsibility of a group of RSMC and WTIM investment professionals. The information provided below supplements the information provided in the Prospectuses under the heading “Fund Management” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:
          (i) “Other Accounts Managed.” Other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the funds for the fiscal year ended June 30, 2006;
          (ii) “Material Conflicts of Interest.” Material conflicts of interest identified by RSMC, WTIM and each sub-adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;
          (iii) “Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended June 30, 2006;
          (iv) “Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of June 30, 2006.
All Funds
 Rodney Square Management Corporation as Investment Adviser
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Rex P. Macey
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

Adrian Cronje
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

Andrew H. Hopkins
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

Vincent F. Rights
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

          Material Conflicts of Interest. RSMC does not see any conflicts of interest between managing the Funds and the investments of other accounts. RSMC maintains strict internal compliance policies and procedures in place to prevent conflicts. For example, RSMC does not have any soft dollar arrangements with broker-dealers in all fixed income transactions. RSMC executes block trades for all accounts that share similar investment objectives. To the extent that RSMC is unable to fulfill 100% of an order, each account would receive their pro-rata portion of the order executed.
          Compensation. RSMC’s investment professionals receive an annual base salary and performance bonus, including cash and stock options, based upon their overall performance relative to their job responsibilities. In addition, they are entitled to the regular fringe benefits provided to all employees. RSMC completed an annual survey of compensation levels relative to industry standards to ensure that its staff is adequately compensated. Each portfolio manager has a portfolio performance incentive as a part of their overall compensation. Portfolio managers can earn up to 25% of their annual base salary if the portfolio outperforms their respective benchmarks and peer groups in trailing 1,2,3,4 and 5 year periods.
          Ownership of Securities (As of June 30, 2006). No portfolio manager beneficially owned equity securities in the Funds.
 Wilmington Trust Investment Management LLC, Sub-Adviser
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Robert E. Reiser
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

R. Samuel Fraundorf
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

          Material Conflicts of Interest. Portfolio managers may experience certain conflicts of interest in managing a Fund’s investments, on the one hand, and the investments of other accounts, including other funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. WTIM has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. WTIM’s policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
          The management of multiple Funds and other accounts may give rise to potential conflicts of interest, particularly if the Funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, which may constitute a conflict with the interest of the Fund. WTIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers’ substantial resources to assist and support. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
          WTIM does not receive a performance fee for its management of the Funds. WTIM and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investment to favor accounts other than the Funds—for instance, those that pay a higher advisory fee. The policies of WTIM, however, require that portfolio managers treat all accounts they manage equitable and fairly.

          WTIM has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in WTIM’s reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transaction were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. The Trust has also adopted policies and procedures in accordance with Rule 17a-7, Rule 17e-1 and Rule 10f-3 under the 1940 Act, in order to ensure compliance with the rules and fair and equitable treatment of the Funds and clients involved in such transactions.
          Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds. One potential conflict may arise if a portfolio manager was to have a larger personal investment in one portfolio than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the account in which he or she holds a larger stake. WTIM’s Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager’s investment activities by requiring prior written approval from the Code of Ethics Compliance Officer for portfolio managers participating in investment clubs or providing investment advice to any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of WTIM and its affiliates.
          Compensation. Each portfolio manager is paid a salary based on his or her job position and an annual bonus that includes four measures: Performance, Teamwork and Support of the Business, Writing and Communications, and Skill and Professional Development. Performance accounts for 40% of a portfolio manager’s bonus. Pre-tax performance is measured for each of the Funds, the Balentine private funds and the Wilmington Strategies for 1, 2, and 3 year periods, and compared to index and peer group returns. The bonus is a percent of the salary and varies with the employee’s job responsibilities. For Mr. Chen and Ms. Cogar the maximum bonus is 25%. For Mr. Fraundorf the maximum bonus is 75%. For Mr. Reiser, the maximum bonus is 100%. For members of the Investment Strategy Team (Messrs. Reiser, and Fraundorf) 25% of their bonus is determined by all investment strategies of Wilmington to include the equity and fixed income portfolios. All portfolio managers also participate in the Wilmington retirement plans.
          Ownership of Securities (As of June 30, 2006). No portfolio manager beneficially owned equity securities in the Funds.
BROKERAGE ALLOCATION AND OTHER PRACTICES
BROKERAGE TRANSACTIONS. The investment adviser and/or sub-advisers place portfolio transactions on behalf of each Fund, select broker-dealers for such transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Fund transactions placed by the investment adviser or sub-adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or sub-adviser. Debt securities purchased and sold by the Funds are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.
When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Funds. Since inception, the Funds paid brokerage commissions to Wilmington Brokerage Services Co., an affiliate of RSMC, as follows:

Since Inception
12/20/05 through
6/30/06
ETF Allocation Fund	$	[____]
Aggressive Asset Allocation Fund	$	[____]
Moderate Asset Allocation Fund	$	[____]
Conservative Asset Allocation Fund	$	[____]
Affiliated broker commissions information for the fiscal year ended June 30, 2006 is as follows:

	Percentage of Commissions		Percentage of Transactions
	Paid to WBSC		Effected through WBSC
ETF Allocation Fund	[ ]	%	[ ]	%
Aggressive Asset Allocation Fund	[ ]	%	[ ]	%
Moderate Asset Allocation Fund	[ ]	%	[ ]	%
Conservative Asset Allocation Fund	[ ]	%	[ ]	%
BROKERAGE SELECTION. The primary objective of the investment adviser and sub-advisers in placing orders on behalf of the Funds for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the investment adviser or sub-adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Funds or to the investment adviser or sub-advisers. The allocation of portfolio transactions may take into account the receipt of research reports and services of brokerage firms. The investment adviser or sub-adviser may place trades with certain brokers with whom it is under common control, including Wilmington Brokerage Services Co., an indirect, wholly-owned subsidiary of Wilmington Trust Corporation and an affiliate of RSMC, provided that the investment adviser or sub-adviser determines that the affiliate’s services and costs are comparable to those of non-affiliated, qualified brokerage firms.
In selecting and monitoring broker-dealers and negotiating commissions, the investment adviser or sub-adviser considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser or sub-adviser may use such broker-dealers to effect securities transactions. In selecting a particular broker or dealer to effect transactions for the Funds, preference may be given to brokers who provide research or statistical material or other services to the Funds, to the adviser or to a sub-adviser, subject to the investment adviser’s and sub-advisers’ duty to seek best execution.
Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser and sub-advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), the investment adviser and sub-advisers are required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser or sub-adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a higher broker commission than those available from another broker.
Research services received from broker-dealers supplement the investment adviser or sub-adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on Federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.
Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the provision of electronic communications of trade information, the provision of equipment used to communicate research information and the provision of specialized consultations with the investment adviser or sub-adviser’s personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the provision of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not directly fund transactions to dealers solely on the basis of research services provided.
ALLOCATION OF FUND TRANSACTIONS. Some of the investment adviser’s or sub-advisers’ other clients have investment objectives and programs similar to that of the Funds. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Funds. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro-rata basis and purchases and sales are normally allocated between the Fund and the other clients as to an amount according to a formula determined prior to the execution of such transactions.
CAPITAL STOCK AND OTHER SECURITIES
Each of the Funds offers Institutional and Class A Shares classes. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A Shares pay Rule 12b-1 distribution expenses of 0.25% of the average daily net assets of such class (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid). The net income attributable to Class A Shares and the dividends payable on such shares will be reduced by the amount of any Rule 12b-1 distribution fees; accordingly, the NAV of the Class A Shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class thereof. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.
The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus. Additional methods to purchase shares are as follows:
Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account, receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.
Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust’s trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.
Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Trust, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. The Trust reserves the right to vary its minimum purchase requirements for employees participating in a PIP.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus. Additional methods to redeem shares are as follows:
By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust’s trust accounts or certain Service Organizations, because a similar service is provided through those organizations.
Additional Information Regarding Redemptions: To ensure proper authorization, before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.
Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Trust will act as quickly as possible to minimize delay.
The value of shares redeemed may be more or less than the shareholder’s cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.
A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.
Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.
PRICING OF SHARES. For each Fund the NAV per share is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Funds are open for business. The Funds are only open on days when the Exchange and the transfer agent are open for business.
In valuing the Funds’ assets, a security listed on an exchange (and not subject to restrictions against sale by a Fund on an exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by a Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days and on which a Fund’s NAV is not calculated and investors will be unable to buy or sell shares of the Fund. Calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
DIVIDENDS
Dividends from the net investment income, if any, of a Fund are declared and paid to its shareholders quarterly. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually.
A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.
TAXATION OF THE FUNDS
GENERAL. Each Fund is treated as a separate corporation for Federal income tax purposes. Each Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a “regulated investment company” (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, interest, net short-term capital gain determined without regard to the deduction for dividends paid and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the “Distribution Requirement”) as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of each Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Fund’s total assets and that does not represent more than 10% of such issuer’s outstanding voting securities; and (3) at the close of each quarter of each Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of (i) any one issuer, (ii) any two or more issuers that each Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses, or (iii) one or more “qualified publicly traded partnerships.”
To the extent each Fund qualifies for treatment as a RIC, each Fund will not be subject to Federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.
If a Fund fails to qualify for treatment as a RIC in any taxable year, it would be subject to Federal income tax on its taxable income at corporate income tax rates with no deduction for dividends paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as a dividend. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.
Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
A Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. A Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis in its Fund shares by the difference between (i) the amount of capital gains that the Fund elected to include in the shareholder’s income and (ii) the tax deemed paid by the shareholder. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund and is not eligible for the dividends-received deduction for corporate shareholders. Under present law, an individual’s long-term capital gains are taxed at a stated rate of 15%. If a Fund invests in any instruments that generate taxable income under the circumstances described in the Prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. This amount will be reflected on Form 1099-DIV issued to each shareholder for the current calendar year.
If a Fund has dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.
Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by a Fund and received by the shareholders on December 31 of that year even if they are paid by a Fund during the following January. Accordingly, such distributions will be taxed to the shareholders in the year in which that December 31 falls, regardless of whether it is paid in January of the following year.
Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.
Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder’s shares, the shareholder will realize taxable gain or loss depending upon such shareholder’s basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are generally deductible only against capital gains except for individuals, who may deduct up to $3,000 against any ordinary income.

It is anticipated that all or a portion of the dividends from the net investment income of a Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends-received deduction with respect to all or a portion of the ordinary income dividends paid (other than capital gains dividends), to the extent of a Fund’s aggregate dividends received. The aggregate dividends received include only dividends received from domestic corporations other than certain exempt organizations and REITS. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax (“AMT”). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Under current law, individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from qualified foreign corporations in limited instances.
Each Fund will inform shareholders within 60 days after their fiscal year end of the percentage of its dividends designated as (i) qualifying for the dividends-received deduction and (ii) qualified dividend income (taxable, under present law, at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income).
FOREIGN SECURITIES. Dividends and interest received and gains realized by a Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known.
If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Fund. If the election is made, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividends paid by a Fund that represents income from foreign or U.S. possession sources as the shareholder’s own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. Each Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Fund makes this election, individual shareholders who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without having to file Form 1116 that otherwise is required.
Each Fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation – other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder — that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, a Fund will be subject to Federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if a Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three taxable years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, a Fund will be required to include in income each year its pro-rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.
Alternatively, each Fund may elect to “mark-to-market” its marketable stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by a Fund for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, any mark-to-market gains or losses are treated as ordinary income. Any mark to market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.
HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for Federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event.
SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by a Fund has a long-term holding period.
WASH SALES. A Fund may in certain circumstances be negatively impacted by certain special rules of the Code and Regulations relating to “wash sales.” In general, the “wash sale” rules prevent the recognition of loss by a taxpayer from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period. Thus, the wash sale rules could prevent the current recognition for tax purposes of a loss realized by a Fund from the sale of a security if within 30 days before or 30 days after the sale, that Fund were to acquire substantially identical securities or enter into a contract or option to acquire such securities.
STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain “wash sale” rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only temporary regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions may not be entirely clear in all instances.
CONSTRUCTIVE SALE. If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.
BACKUP WITHHOLDING. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the United States Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Each Fund will provide an information return to shareholders describing the Federal tax status of the dividends paid by a Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then a Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the Federal, state and local taxation of capital gains distributions.
STATE AND LOCAL TAXES. Shortly after the end of each year, PFPC calculates the Federal income tax status of all distributions made during the year. In addition to the Federal income tax consequences described above, shareholders should consider and discuss with their own tax advisors the potential state and local tax consequences of an investment in a Fund. State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A shareholder’s share of the taxable income or loss of a Fund generally must be included in determining his/her reportable income for state and local tax purposes in the jurisdiction in which he/she resides.
The foregoing tax discussion is a general and abbreviated summary of the applicable tax implications of an investment in a Fund and is included for general informational purposes only and may not be relied upon as tax advice. The summary is based on the current federal tax laws (the Code, regulations and cases), which laws and the interpretation thereof is subject to change by legislative, administrative or judicial action at any time. The summary does not address or analyze any potential state, local or foreign tax consequences of an investment in a Fund, which laws may materially differ from the federal rules as set forth herein. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws. To ensure compliance with Treasury Department Circular 230, potential Investors are hereby notified that: (1) any discussion of federal tax issues herein is not intended or written to be relied upon, and cannot be relied upon by investors for the purpose of avoiding penalties that may be imposed on investors under the Code; (2) such summary is written in connection with the promotion or marketing of the transactions or matters addressed herein by a Fund and (c) investors should seek advice based on their particular circumstances form an independent tax advisor.

FINANCIAL STATEMENTS
Audited financial statements and financial highlights of each of the Funds for the fiscal period ended June 30, 2006, are set forth in the Annual Report to shareholders, including the notes thereto and the report of [                    ] thereon. The Annual Report is incorporated herein by reference.

APPENDIX A
OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES
REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the Prospectus, the investment adviser or the sub-advisers of each Fund may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.
In addition to the products, strategies and risks described below and in the Prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund’s investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.
COVER REQUIREMENTS. No Fund will use leverage in their options, futures, and in the case of the Short-Term Bond Fund, forward currency. Accordingly, each Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of a Fund’s assets could impede portfolio management, or a Fund’s ability to meet redemption requests or other current obligations.
OPTIONS STRATEGIES. A Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.
Each Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to a Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and a Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.
Each Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables a Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to a Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit a Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.
Each Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, a Fund may purchase a put option on other carefully selected securities in which it is authorized to

A-1

invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.
Each Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by a Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by a Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, a Fund will be obligated to sell the security at less than its market value.
Each Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, a Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case a Fund would expect to suffer a loss.
Each Fund may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Fund invests. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of indices on which options are purchased or written.
Each Fund may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. A Fund would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call. A Fund would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, a Fund will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the

A-2

put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Each Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices (“index warrants”). An index warrant is usually issued by a bank or other financial institution and gives a Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, a Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if a Fund holds a put warrant and the value of the underlying index falls, a Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. A Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; a Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If a Fund does not exercise an index warrant prior to its expiration, then a Fund loses the amount of the purchase price that it paid for the warrant.
Each Fund will normally use index warrants as it may use index options. The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at any time or in any quantity.
OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:
1.	Each Fund will write only covered options, and each such option will remain covered so long as a Fund is obligated thereby; and

2.	No Fund will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.
SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, a Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Fund may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Fund is unable to effect a closing purchase transaction with respect to options it has acquired, a Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, a Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and a Fund may experience material losses due to losses on the option transaction itself and in the covering securities.
In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

A-3

1.	The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2.	Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a Fund will realize a loss in the amount of the premium paid and any transaction costs.

3.	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although a Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4.	With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If a Fund writes a call option on an index, a Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If a Fund holds an index option and exercises it before the closing index value for that day is available, a Fund runs the risk that the level of the underlying index may subsequently change.

5.	A Fund’s activities in the options markets may result in a higher Fund turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.
FUTURES AND RELATED OPTIONS STRATEGIES. Each Fund may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.
Each Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of a Fund’s securities holdings. To the extent that a portion of a Fund’s holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Fund correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of a Fund’s holdings. A Fund may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion.

A-4

This strategy may minimize the effect of all or part of an increase in the market price of securities that a Fund intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.
As in the case of a purchase of an index futures contract, a Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that a Fund plans to acquire at a future date. A Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by a Fund. This is analogous to writing covered call options on securities. A Fund also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by a Fund.
FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Fund has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.
1.	Each Fund will engage only in covered futures transactions, and each such transaction will remain covered so long as a Fund is obligated thereby.

2.	No Fund will write` options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.
SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as “initial margin.” When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to market.” For example, when a Fund purchases a contract and the value of the contract rises, a Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Fund is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Fund’s obligations to or from a clearing organization.
Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and

A-5

therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.
In considering a Fund’s use of futures contracts and related options, particular note should be taken of the following:
1.	Successful use by a Fund of futures contracts and related options will depend upon the investment adviser’s ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to a Fund. If the price of the futures contract moves more than the price of the underlying securities, a Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2.	In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3.	Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an

A-6

exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

4.	Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5.	Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6.	As is the case with options, a Fund’s activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.
HEDGING STRATEGIES. The Short-Term Bond Fund’s investment adviser may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Short-Term Bond Fund. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.
The Short-Term Bond Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund’s positions. When the investment adviser believes that a particular currency may decline compared to the U.S. dollar, a Fund may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of a Fund’s securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when a Fund anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.
The Short-Term Bond Fund also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Short-Term Bond Fund may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Short-Term Bond Fund or which the investment adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. A Fund also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect a Fund’s securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Short-Term Bond Fund may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

A-7

The Short-Term Bond Fund will not enter into an options, futures or forward currency contract transaction that exposes the Short-Term Bond Fund to an obligation to another party unless a Fund either (i) owns an offsetting (“covered”) position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.
SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS
Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Funds position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.
As with other options and futures positions, the Short-Term Bond Fund’s ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Short-Term Bond Fund will not purchase or write such positions unless and until, in the investment adviser’s opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Fund will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.
Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Short-Term Bond Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.
SWAP AGREEMENTS. The Short-Term Bond Fund may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Short-Term Bond Fund and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Short-Term Bond Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

A-8

The Short-Term Bond Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Short-Term Bond Fund anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Short-Term Bond Fund is contractually obligated to make or receive. If the counter party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive. A Fund will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.
Whether the use of swap agreements will be successful in furthering a Fund’s investment objective will depend on the investment adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. A Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, a Fund will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under a Fund’s repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

A-9

APPENDIX B
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. In that event, the investment adviser or sub-advisers will consider whether it is in the best interest of a Fund to continue to hold the securities.
Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.
An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.
Fitch credit ratings are an opinion on the relative ability of an entity’s financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s employs the following:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

B-1

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P
An S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative — grade capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weak capacity to meet its financial commitments over the short-term compared to other speculative — grade obligations.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

B-2

“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Fitch
Fitch short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
“F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
“B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

B-3

“C” — Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.
“RD” — Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.
“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations.
“NR” — This designation indicates that Fitch does not publicly rate the issuer or issue in question.
“Withdrawn” — A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.
Long-Term Credit Ratings
Moody’s
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its

B-4

generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C”

B-5

rating also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“N.R.” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
The following summarizes long-term ratings used by Fitch:
“AAA” — Securities considered to be investment grade and of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — Securities considered to be investment grade and of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
“BBB” — Securities considered to be investment grade and of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

B-6

“BB” — Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
“B” — Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
“CCC,” “CC” and “C” — Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.
“DDD,” “DD” and “D” — Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.
Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.
Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.
“NR” indicates that Fitch does not publicly rate the issuer or issue in question.
Notes to Short-Term and Long-Term Credit Ratings
Moody’s
Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (“UPG”), on review for possible downgrade (“DNG”), or more rarely with direction uncertain (“UNC”). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.
Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (“POS”), Negative (“NEG”), Stable (“STA”) and Developing (“DEV” — contingent upon an event). In the few instances where an issuer has multiple outlooks of

B-7

differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A “RUR” (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, “NOO” (No Outlook) may be displayed.
S&P
Creditwatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.
Rating Outlook: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.
•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.
Fitch
Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be “positive”, “stable” or “negative”. A positive” or “negative” Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which

B-8

outlooks are “stable” could be upgraded or downgraded before an outlook moves to “positive” or “negative” if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
“MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.
“VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

B-9

“VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by S&P for municipal notes:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

B-10

APPENDIX C
RODNEY SQUARE MANAGEMENT CORPORATION
PROXY POLICIES, PROCEDURES, AND VOTING GUIDELINES
SPECIFIC TO THE WT MUTUAL FUND
I.	Introduction

Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) provides that it will be a fraudulent, deceptive or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities unless the investment adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients. In addition, Rule 204-2 under the Advisers Act sets forth record-keeping requirements.

These procedures apply to registered investment advisers who have implicit or explicit voting authority over client securities. For Rodney Square Management Corporation (“RSMC”), these Policies, Procedures, and Voting Guidelines are intended to form the basis for voting, recording and providing required disclosures to the WT Mutual Fund (the “Trust”), RSMC’s only advisory client.

The Trust has adopted related policies and procedures to comply with similar regulatory requirements under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

II.	Proxy Voting Delegation
A.	From the Trust to RSMC and affiliated Investment Advisers:
1.	The Trust has numerous investment portfolios (“Funds”), most of which are advised by RSMC, and others that are managed by Investment Advisers that are affiliated with RSMC. In addition, portions of some Funds are managed by Sub-Advisers.

2.	The voting of proxies for securities held by the Trust has been delegated by the Trust’s Board of Trustees (the “Trustees”) to RSMC and its affiliated Investment Advisers.
B.	From RSMC to Wilmington Trust Company:
1.	Pursuant to a Services Agreement between RSMC and its affiliate, Wilmington Trust Company (“Wilmington Trust”), certain dual employees of RSMC and Wilmington Trust may be authorized to

C-1

coordinate the casting of proxy votes on behalf of RSMC’s clients, provided that the procedures and guidelines herein are followed by such individuals.
C.	From RSMC to Sub-Advisers for the Multi-Manager International Fund:
1.	An Investment Adviser may further delegate proxy voting

responsibilities to one or more Sub-Advisers to a Fund if it is deemed that the Sub-Adviser(s) has the best level of expertise in a particular type of securities, or for other compelling reasons.

2.	Currently, RSMC has elected to delegate voting on behalf of the Multi-Manager International Fund to the Sub-Advisers currently managing portions of that Fund.
III.	Proxy Voting Policies and Procedures
A.	General Policy Statement:
1.	Based on the premise that an issuer’s board of directors can properly assess the best course for a company and will act in the best interests of the shareholders in pursuing maximum long-term value, proxies will generally be voted as recommended by the issuer’s board of directors, except in cases where stockholder rights are substantially impaired, or as otherwise stated below.

2.	As new issues arise and trends develop, voting practices will be modified accordingly.

3.	Proxy voting for securities held by RSMC-advised Funds is conducted in accordance with Proxy Voting Guidelines set forth herein that Wilmington Trust has independently developed over time.

4.	An independent proxy service, Institutional Shareholder Services (“ISS”), provides the mechanism through which the proxies for securities held by RSMC-advised Funds are voted, but the voting of those proxies is directed by Wilmington Trust’s proxy analyst and is entirely based on Wilmington Trust’s Proxy Voting Guidelines.

5.	The proxy analyst conducts appropriate research based upon data gathered from the issuer’s proxy documents, ISS research material, financial publications, and other sources.

C-2

B.	Additions to and Deviations from Proxy Voting Guidelines:
1.	When a significant issue arises that is not addressed by Proxy Voting Guidelines currently in effect, the proxy analyst brings it to the attention of Wilmington Trust’s Securities Review Committee (the “Review Committee”). The Review Committee determines how the proxy should be voted and such determinations may result in the adoption of a new voting guideline.

2.	If the proxy analyst perceives the presence of special circumstances that would warrant making an exception to a guideline, the proxy analyst must refer the matter to the Review Committee for final determination. The exception may then become the rule should the Review Committee decide that an existing guideline should be reversed in light of changing times and circumstances.
C.	Conflicts of Interest:
1.	A potential conflict of interest may exist when RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund and that could compromise RSMC’s independence of judgment and action in voting the proxy in the best interests of a Fund’s shareholders.

2.	In general, RSMC believes that consistently voting in accordance with the Proxy Voting Guidelines will address most anticipated conflicts of interest, as this process ensures that where there is a conflict of interest the proxy will be voted no differently than it would be voted in the absence of such conflict.

3.	Should RSMC deviate from the Proxy Voting Guidelines on a particular vote, then each matter being voted upon will be carefully assessed by the proxy analyst and the Review Committee to determine if a conflict of interest is present.

4.	In the event of a material conflict of interest, the Committee shall determine an appropriate resolution, which may include consultation with the Trust’s management or Trustees, analyses by independent third parties, or other means necessary to ensure and demonstrate that a proxy was voted in the best interests of the Fund’s shareholders and was not affected by RSMC’s or another party’s conflict.

C-3

D.	Written Analysis:
1.	Written analysis and related documentation must be retained to support (i) any conclusion as to how to cast votes with respect to changes to or deviation from current Proxy Voting Guidelines and/or
(ii) the resolution of conflict of interest on a particular vote.

2.	This material should be preserved by RSMC, provided to the Trust, and maintained in the proxy voting files. However, public disclosure of such analysis is not required.
IV.	Proxy Voting Guidelines Updated as of July 1, 2005
A.	RSMC will generally vote with an issuer’s management by voting:
1.	For election of directors;

2.	For appointment of auditors;

3.	For uncontested mergers;

4.	For proposals to establish a staggered board;

5.	For proposals to require that directors can be removed only for cause;

6.	For proposals to increase authorized shares;

7.	For proposals to require supermajority vote for takeover-related events – provided there is a “fair price” provision but we vote against management in the absence of such fair price provision;

8.	For proposals to limit director liability and indemnify directors, if the proposal provides that directors would remain liable and would not be indemnified should it be determined that there was willful misconduct on their part. We do not vote in favor of indemnification if there is pending litigation against directors;

9.	For executive stock option plans, employee stock-purchase plans, and compensation-related proposals in general, except we vote against proposals to re-price options;

10.	For proposals from heretofore tax-exempt funds to remove limits on investments in securities that are not exempt from the federal alternative minimum tax;

11.	For proposals to reincorporate in tax havens like Bermuda and the

C-4

Cayman Islands;

12.	As management recommends on proposals to eliminate or establish preemptive rights;

13.	As management recommends on proposals to eliminate or establish cumulative voting;

14.	Against shareholder proposals that the company not provide pension benefits to non-employee directors;

15.	Against shareholder proposals to require a shareholder vote on large issuances of voting shares to a single person or group;

16.	Against shareholder proposals to require confidential voting;

17.	Against shareholder proposals to change the company’s requirements regarding independent directors, provided that the company is meeting the standards determined appropriate by NASDAQ and the New York Stock Exchange and approved by the Securities and Exchange Commission;

18.	Against shareholder proposals to subscribe to McBride Principles in Northern Ireland, or to cease doing business in countries with human rights violations.

19.	Against shareholder proposals to limit “golden parachutes;”

20.	Against shareholder proposals to limit the money paid to the company’s auditors for non-auditing services;

21.	Against shareholder proposals to index options;

22.	Against shareholder proposals to expense options; and

23.	With respect to mutual funds, for proposals to allow fund mergers to occur without shareholder vote being required, subject to the rules of the Investment Company Act of 1940.
B.	RSMC will generally vote against an issuer’s management by voting:
1.	For shareholder proposals requesting that management rescind takeover-related rights plans, except we don’t oppose the rights plan if it has a permitted bid provision and the provision is reasonable;

C-5

2.	For shareholder proposals to amend the by-laws of Delaware corporations to provide that they will no longer be governed by Section 203 of the Delaware General Corporation Law;

3.	For shareholder proposals to exclude abstentions when tabulating votes;

4.	Against proposals to establish a new class of common stock with magnified voting power;

5.	Against proposals to eliminate shareholder action by written consent;

6.	Against proposals to require that shareholder meetings can only be called by the board of directors. However, we favor provisions whereby special shareholder meetings can be called by an individual or group with at least ten percent voting power, and oppose proposals that would move the threshold away from ten percent — either higher or lower;

7.	Against proposals to authorize the board to adopt, amend, or repeal the company’s by-laws without shareholder vote;

8.	Against proposals to require more than a simple majority shareholder vote to remove directors for cause;

9.	Against proposals to re-price options;

10.	With respect to British companies, against proposals to disenfranchise shareholders who own more than a certain percentage of the outstanding stock and do not respond quickly enough to the company’s request to disclose the size of their holdings;

11.	With respect to French companies, against proposals to allow the board to issue stock in response to a takeover offer; and

12.	With respect to mutual funds,
a.	against proposals to change a fund’s investment objective, unless there is an extremely compelling reason,

b.	against proposals to eliminate the requirement that changes in a fund’s investment objective be subject to shareholder vote,

c.	against proposals to change any of a fund’s investment policies in a manner that would be counter to the fund’s investment objective, and

C-6

d.	if it is apparent that one of the fund’s investment policies could be changed in a manner that would be counter to the fund’s investment objective, against a proposal to eliminate the shareholder vote required to change that particular investment policy.
V.	Proxy Voting Record-keeping
A.	RSMC’s Record-keeping Responsibilities under the Advisers Act:

In compliance with the rule amendments that require advisers to maintain certain records relating to the proxy votes cast for clients, RSMC shall maintain the following records:
1.	Copies of all proxy voting policies, procedures, and voting guidelines;

2.	Copies of each proxy voting statement received regarding client securities;

3.	Records of each vote cast;

4.	Copies of any documents created by RSMC that were material to making a decision on how to vote a proxy, or that memorialize the basis for such decision, including written consents from clients.

5.	Copies of all written client requests for proxy voting records and any written response from RSMC to any (written or oral) request for such information.

6.	RSMC shall keep its proxy voting books and records, including all of the above items, in an easily accessible place for six years (the first two years in an appropriate office of RSMC).
B.	RSMC’s Record-keeping Responsibilities under the Investment Company Act:
1.	RSMC shall maintain separate records of each proxy vote it casts on behalf of each Fund during the 12-month period ended June 30th of each year in the following format:
NAME OF THE ISSUER OF THE FUND SECURITY
EXCHANGE TICKER SYMBOL OF THE FUND SECURITY
(IF REASONABLY AVAILABLE)
CUSIP NUMBER FOR THE FUND SECURITY
(IF REASONABLY AVAILABLE)
SHAREHOLDER MEETING DATE
BRIEF SUMMARY OF EACH MATTER VOTED UPON
WHETHER THE MATTER WAS PROPOSED BY THE ISSUER OR
BY A SECURITY HOLDER

C-7

WHETHER RSMC VOTED THE FUND’S SHARES ON THE MATTER
HOW THE VOTE WAS CAST – “FOR,” ”AGAINST,” “ABSTAIN,”
OR “WITHHELD” REGARDING ELECTION OF DIRECTORS
WHETHER RSMC VOTED THE FUND’S SHARES
WITH OR AGAINST THE ISSUER’S MANAGEMENT
2.	RSMC will also support and coordinate all reporting and disclosure requirements.

3.	ISS or another third-party administrator maybe engaged to perform some or all of the activities described herein.
VI.	Disclosure Requirements
A.	Disclosure of Proxy Voting Policies, Procedures, and Records:
1.	RSMC shall prepare a concise summary of this document for delivery to any client upon request.

2.	The summary should also indicate that a copy of the complete Proxy Policies, Procedures, and Voting Guidelines is available upon request by clients.

3.	RSMC shall also inform clients how to obtain information on how their securities were voted.
Adopted as of July 1, 2005 and ratified and confirmed by the Trustees on September 1, 2005; structural conforming changes made January 2006 and June 2006

C-8

WT MUTUAL FUND
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund*
1100 North Market Street
Wilmington, Delaware 19890
STATEMENT OF ADDITIONAL INFORMATION
[                    ], 2006
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Funds’ current prospectuses dated [                    ], 2006, as amended from time to time. A copy of each current prospectus may be obtained without charge on the Funds’ internet website http://www.wilmingtonfunds.com, by writing to Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 or by calling (800) 336-9970. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor.
Audited financial statements for the Funds for the fiscal year ended June 30, 2006, included in the Annual Report to shareholders, are incorporated into this SAI by reference. The Annual Report to shareholders is available without charge on WT Mutual Fund’s website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

*	Formerly, the Wilmington-Multi-Manager Real Estate Securities Fund

GENERAL INFORMATION
WT Mutual Fund (the “ Trust”) was organized as a Delaware statutory trust on June 1, 1994. The Trust has established the following Funds described in this SAI: the Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”), Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”), Wilmington Multi-Manager Small-Cap Fund (the “Small-Cap Fund” and collectively with the Large-Cap Fund and Mid-Cap Fund, the “Cap Funds”), the Wilmington Multi-Manager International Fund (the “International Fund”) and Wilmington Multi-Manager Real Asset Fund (the “Real Asset Fund”) ( each a “Fund,” and collectively, the “Funds”). Each of these Funds issues Institutional , Class A and Service Share classes. Each Fund is a diversified, open-end management investment company. Prior to July 1, 2005, the Trust and its Funds operated as feeder funds in a master-feeder structure pursuant to which each Fund invested in a corresponding “master series” of WT Investment Trust I, except in the case of the Cap Funds each of which invested in two master series in pursuit of its investment objective. Under those structures, the master series invested directly in investment securities.
INVESTMENT POLICIES
The following information supplements the information concerning each Fund’s investment objective, policies and limitations found in the prospectus.
The investment objective of each of the Cap Funds is to achieve long-term capital appreciation.
The Large-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of large-cap companies. The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of mid-cap companies. The Small-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of small-cap companies.
The investment objective for the International Fund is to seek superior long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 85% of its assets in a diversified portfolio of equity (or related) securities of foreign issuers.
The investment objective of the Real Asset Fund is to achieve long-term preservation of capital and high current income. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in “Real Return” assets consisting of (i) inflation-protected debt securities including Treasury Inflation-Protected Securities or “TIPS;” (ii) real estate-related securities including securities of real estate companies and real estate investment trusts and (iii) commodity/natural resource-related securities .
Each of the Funds employs a multi manager strategy, relying on their investment adviser to determine the weightings amongst the sub-advisers who make the day-to-day investment decisions for the Funds.
The investment objectives and policies of the Cap Funds may be changed upon 60 days’ written notice to shareholders. The investment objectives of the International Fund and the Real Asset Fund may not be changed , without shareholder approval.
MONEY MARKET FUNDS. Each Fund may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940 (the “1940 Act”). (See “Investment Company Securities” below.)
U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.
COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P® or Moody’s or if not rated, determined by the investment adviser or a sub-adviser to be of comparable quality.
BANK OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.
Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:
•	BANKERS’ ACCEPTANCES. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.
•	CERTIFICATES OF DEPOSIT. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).
•	TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time.
CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.
Each Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P®, or if unrated, are determined by the investment adviser or a sub-adviser, as applicable, to be of comparable quality. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Fund’s purchase of the security, the investment adviser or a sub-adviser, as applicable, will determine whether it is in the best interest of a Fund to retain the security.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVES. The Funds may invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes. Some derivative investments the Funds may use are the hedging instruments described below in this SAI and in Appendix A. Segregated accounts will be maintained for all derivative transactions, to the extent required by the 1940 Act. Among the derivative investments the Fund may invest in are “index-linked,” “commodity-linked,” “equity-linked” or “currency-linked” notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Principal and/or interest payments on commodity-linked notes and equity-linked notes may depend on the price of an underlying commodity or security or the performance of an underlying commodity or equity index. Currency-linked securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Other derivative investments the Fund may use include “debt exchangeable for common stock” of an issuer or “equity-linked debt securities” of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer’s common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the investment adviser expected.
EQUITY-LINKED SECURITIES. The Real Asset Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign Securities” below. In addition, the Real Asset Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Real Asset Fund’s restriction on investments in illiquid securities.
FOREIGN SECURITIES. The Funds may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) The International Fund invests primarily in foreign securities and the Real Asset Fund may invest up to 25% of its assets in foreign securities. Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets.
Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of a Fund’s investments in one country may offset potential gains from investments in another country.
Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of a Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Investments in foreign securities will usually be denominated in foreign currencies and therefore, a Fund may temporarily hold cash in foreign currencies. The value of a Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund’s value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

HEDGING STRATEGIES. Each Fund may engage in certain hedging strategies that involve options, and futures. These hedging strategies are described in detail in Appendix A.
ILLIQUID SECURITIES. No Fund may knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s adviser or sub-adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).
INFLATION-PROTECTED DEBT SECURITIES. The Real Asset Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury (“Treasury Inflation Protected Securities” or “TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Real Asset Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Real Asset Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission (“SEC”) exemption is applicable. These limitations currently provide, in part, that the Funds may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs , including that such investment companies enter into an agreement with such ETF . The Funds have entered into several such agreements
Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases a Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the investment adviser believes it is in a Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the investment adviser believes that, in the event of the termination of an ETF, the Funds will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Funds do not invest directly in commodities. However, the Real Asset Fund may from time to time invest in securities of companies whose business is related to commodities and natural resources, or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, the Real Asset Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
MORTGAGE-BACKED SECURITIES. The Real Asset Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages secured by real property.
Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Department of Veterans Affairs. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.
Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.
Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semi annually . The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations (“CMOs”), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.
CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.
Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments — “interest only” or “IO” — and another class of holders receiving the principal repayments – “ principal only” or “PO.” The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.
Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Funds invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.
SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security, or when a Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for Federal income tax purposes. In such case, any future losses in a Fund’s long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund’s position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Funds may also make short sales to generate additional income from the investment of the cash proceeds of short sales. The Funds will only make short sales “against the box,” meaning that at all times when a short position is open, a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. The Real Asset Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.
OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may purchase call options on securities that the investment adviser or sub-adviser intends to include in a Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Funds may purchase put options to hedge against a decline in the market value of securities held in a Fund or in an attempt to enhance return. The Funds may write (sell) put and covered call options on securities in which they are authorized to invest. The Funds may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of a Fund that are invested in equity (or related) securities, a Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.
REAL ESTATE COMPANIES. The Real Asset Fund invests in securities of domestic and foreign companies that are engaged in the real estate industry (“Real Estate Companies”). The Fund considers a company to be a Real Estate Company if at least 50 % of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction , management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.
The Fund will invest in Real Estate Companies, such as equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.
The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.
REITs. The Real Asset Fund may invest in equity and/or debt securities issued by REITs. A REIT is a Real Estate Company that pools investors’ funds for investment primarily in income-producing real estate properties or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs.
Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value.
Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages.
Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.
REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Real Asset Fund may invest in both publicly and privately traded REITs.
REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser or a sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or a sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or a sub-adviser intends to purchase securities that are exempt from registration under Rule 144A.
SECURITIES LENDING. Each Fund may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund and all deemed borrowings exceeds one-third of the value of a Fund’s total assets taken at fair market value. When the Fund lends it portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund’s total assets in calculating the percentages of the Fund ’s total assets on loan. Collateral must be valued daily by the investment adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.
TEMPORARY DEFENSIVE POSITIONS. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a Nationally Rated Statistical Rating Organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates of the Funds for the twelve month periods ended June 30, 2006 and June 30, 2005 were:

	Fiscal Year Ended June 30,
	2006		2005
Large-Cap Fund[1]	[__]	%	42%
Mid-Cap Fund[1]	[__]	%	32%
Small-Cap Fund[1]	[__]	%	44%
International Fund	[__]	%	71%
Real Asset Fund	[__]	%	75%

[1]	Effective July 1, 2005, each Cap Fund changed its investment structure from a “fund-of-funds” structure to a stand-alone investment structure that invests directly in portfolio securities. The portfolio turnover rates reflect the investment activity in the underlying funds, and do not reflect the portfolio turnover that an investor can expect within the investment portfolio of a “stand-alone” fund.

DISCLOSURE OF FUND HOLDINGS
The Trust has policies and procedures in place regarding the disclosure of portfolio securities holdings of the Funds designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s portfolio securities holdings, a Fund will not provide or permit others to provide information about the Funds’ portfolio securities holdings on a selective basis.
The Trust provides portfolio securities holdings information as required in regulatory filings and shareholder reports, discloses portfolio securities holdings information as required by federal or state securities laws, and may disclose portfolio securities holdings information in response to requests by governmental authorities.
The Trust may, but is not required to, post the Funds’ schedule of investments on a website at regular intervals or from time to time at the discretion of the Trust . Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, the Trust may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after any Fund’s portfolio securities holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
The Trust may distribute or authorize the distribution of information about a Fund’s holdings that is not publicly available (on a website or otherwise) to a Fund’s or an investment adviser’s employees and affiliates that provide services to the Fund. The Trust may also distribute or authorize the distribution of information about a Fund’s portfolio securities holdings that is not publicly available (on a website or otherwise) to the Trust service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of an affected Fund.
In order to mitigate conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ investment adviser, sub- advisers , or principal underwriter, or any affiliated person of the Funds, their investment advisers, sub-advisers, or principal underwriter, on the other, the Trust’s Chief Compliance Officer (the “CCO”) must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of the Funds’ portfolio securities holdings. The CCO must report all arrangements to disclose the Funds’ portfolio securities holdings information to the Trust’s Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.
Before any non-public disclosure of information about a Fund’s portfolio securities holdings, the CCO will require the recipient of such non-public Fund portfolio securities holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in a Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the Fund’s portfolio securities holdings information only in a manner consistent with the Trust’s policies and procedures and any applicable confidentiality agreement.
Under no circumstances may the Trust, an investment adviser or sub-adviser or their affiliates receive any consideration or compensation for disclosing the Fund’s portfolio securities holdings information.
Each of the following third parties have been approved to receive the Funds ’ portfolio securities holdings information: (i) the Trust’s sub- administrator and accounting agent; (ii) the Trust’s independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Trust reports or regulatory filings; (iv) the Trust’s custodian in connection with its custody of the Trust’s assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poors®. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Funds’ portfolio securities holdings information without specific authorization. The Trust’s investment advisers and service providers will establish procedures to ensure that the Funds’ portfolio securities holdings information is only disclosed in accordance with these policies.
The identity of persons with which the Trust has ongoing arrangements to provide portfolio securities holdings information is set forth below. In order to solicit prices on various fixed income securities certain of the Funds share this information with the broker dealers listed below on a periodic basis as needed with as little as a one day lag:

Banc of America	Morgan Stanley
Barclays Capital Inc.	Morningstar
Bear Stearns & Co. Inc.	Piper Jaffray & Company
Bloomberg	Plexus
Commerce Capital Markets, Inc.	RBC Dain Rauscher
Factset	Standard & Poor’s
Fidelity	Starboard Capital Markets LLC
Interactive Data	Stephens Inc.
Investedge	Stern, Agee & Leach
Legg Mason Wood Walker	Stone & Youngberg
Lehman Brothers	Thompson Financial
Lipper	Vestek
Longview	Wachovia Securities
Loop Capital Markets	William Blair & Co., L.L.C.
Maslow

INVESTMENT LIMITATIONS
Except as otherwise provided, the Funds have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of a Fund’s assets or redemptions of shares will not be considered a violation of a limitation. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders ’ meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund.
The International Fund and the Real Asset Fund will not as a matter of fundamental policy:
1.	purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2.	purchase securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, with respect to the Real Asset Fund, this limitation does not apply to municipal securities. However, the Real Asset Fund may invest more than 25% of its total assets in the real estate industry and intends to be concentrated in the securities of domestic and foreign real estate and real estate related companies. For purposes of the Real Asset Fund’ s policy, real estate and real estate related companies consist of companies (i) that generally derive at least 50% of their revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate (or have at least 50% of their assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.
3.	borrow money, provided that a Fund may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of a Fund’s total assets;
4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;
5.	underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
6.	purchase or sell real estate, provided (i) that a Fund each may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts, and (ii) that, with respect to the Real Asset Fund, investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Real Asset Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;
7.	purchase or sell physical commodities, provided that a Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8. issue senior securities, except to the extent permitted by the 1940 Act.
The following non-fundamental policies apply to each of the International Fund and the Real Asset Fund. Unless otherwise indicated, the Board of Trustees may change them without shareholder approval, unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The International Fund and the Real Asset Fund will not:
1.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Fund, provided that the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;
2.	make short sales of securities except short sales “against the box;”
3.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;
4.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets; and
5.	with respect to the Real Asset Fund only, borrow money in an amount greater than 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Real Asset Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in response to adverse market conditions, or for cash management purposes.
When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
The following non-fundamental policies apply to each Cap Fund. Unless otherwise indicated, and the Board of Trustees may change them without shareholder approval, unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. Each Cap Fund will not:
1.	purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by (a) the U.S. Government, its agencies or instrumentalities or (b) ETFs pursuant to an SEC exemptive order or other grant of relief from the limits of section 12(d)(i) of the 1940 Act; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2.	invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to a Cap Fund’s investment in a Fund. This restriction also does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
3.	borrow money, provided that each Cap Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 - 1/3% of its assets;
4.	make loans of money or securities, except by entering into repurchase agreements. (For the purpose of this restriction, lending of portfolio securities by a Fund are not deemed to be loans);
5.	underwrite any issue of securities, except to the extent that a Cap Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate or interests therein, although each Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
7.	purchase or sell physical commodities, provided that each Fund may purchase or write interest rate, and stock index futures contracts and related options thereon;
8.	issue senior securities, except to the extent permitted by the 1940 Act, provided that each of the Cap Funds may borrow money subject to its investment limitation on borrowing and insofar as a Cap Fund may be deemed to have issued a senior security by reason of entering into repurchase agreements;
9.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Cap Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by a Fund are not deemed to be pledges or hypothecations);
10. make short sales of securities except short sales against the box;
11. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Fund may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation; or
12. purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.
When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Funds’ investment adviser, or the Trust, within the meaning of the 1940 Act. Each person who is not an “interested person” of the Funds’ investment adviser or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee as it relates to the Trust’s business is 1100 North Market Street, Wilmington, DE 19890.

				Number of
				Funds in
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name and	Held with	Length of Time	During Past	Overseen by	Held by
Date of Birth	Trust	Served	Five Years	Trustee[1]	Trustee
INTERESTED TRUSTEES
ROBERT J. CHRISTIAN[2] Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since October 1998; President and Chairman of the Board from October 1998 to January 2006.	Executive Vice President and Chief Investment Officer of Wilmington Trust Company from 1996 to 2005; President of Rodney Square Management Corporation (“RSMC”) from 1996 to 2005.	27	None

NEIL WOLFSON[3] Date of Birth: 6/64	Trustee, President and Chief Executive Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified. Trustee since September 2005; President and Chief Executive Officer since January 2006.	Chief Investment Officer of Wilmington Trust Investment Management, LLC (“WTIM”) since July 2004; Previously, Partner with KPMG (public accounting) from 1996 to 2004.	27	None

[1]	The “Fund Complex” currently consists of the Trust (27 funds) and CRM Mutual Fund Trust (4 funds).

[2]	Mr. Christian is an “Interested Trustee” by reason of his former position as President of RSMC, investment adviser to the Trust. As of February, 2006, Mr. Christian is no longer employed by RSMC but is considered an “Interested Trustee”.

[3]	Mr. Wolfson is an “Interested Trustee” by reason of his position as an officer of WTIM and RSMC.

				Number of
				Funds in
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name and	Held with	Length of Time	During Past	Overseen by	Held by
Date of Birth	Trust	Served	Five Years	Trustee[1]	Trustee
INDEPENDENT TRUSTEES
ROBERT ARNOLD Date of Birth: 3/44	Trustee	Shall serve until death, resignation or removal. Trustee since May 1997.	Founder and co- manager, R. H. Arnold & Co., Inc. (investment banking company) since 1989.	27	First Potomac Realty Trust (real estate investment trust)

DR. ERIC BRUCKER Date of Birth: 12/41	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Professor of Economics, Widener University since July 2004; formerly, Dean, School of Business Administration of Widener University from 2001 to 2004; Dean, College of Business, Public Policy and Health at the University of Maine from September 1998 to June 2001.	27	None

NICHOLAS GIORDANO Date of Birth: 3/43	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since October 1998; Chairman of the Board since January 2006.	Consultant, financial services organizations from 1997 to present; Interim President, LaSalle University from 1998 to 1999.	27	Kalmar Pooled Investment Trust; Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens).

LOUIS KLEIN, JR. Date of Birth: 5/35	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Self-employed financial consultant since 1991.	31	CRM Mutual Fund Trust (since June 2005); WHX Corporation (industrial manufacturer).

JOHN J. QUINDLEN Date of Birth: 5/32	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Retired since 1993.	27	None

Number of
Funds in
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name and	Held with	Length of Time	During Past	Overseen by	Held by
Date of Birth	Trust	Served	Five Years	Trustee[1]	Trustee
MARK A. SARGENT Date of Birth: 4/51	Trustee	Shall serve until death, resignation or removal. Trustee since November 2001.	Dean and Professor of Law, Villanova University School of Law since July 1997.	27	None
As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of the Trust, any of the investment advisers of the Trust’s series or Distributor, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.
EXECUTIVE OFFICERS

Number of
Funds in
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name, Address	Held with	Length of Time	During Past	Overseen by	Held by
and Date of Birth	Trust	Served	Five Years	Trustee	Trustee
ERIC K. CHEUNG 1100 North Market Street Wilmington, DE 19890 Date of Birth: 12/54	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 1998.	Vice President, Wilmington Trust Company since 1986; and Vice President and Director, RSMC since 2001.	N/A	N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 1999.	Vice President, RSMC since 1992.	N/A	N/A

JOHN J. KELLEY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 9/59	Vice President, Chief Financial Officer, Treasurer & Secretary	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since September 2005.	Vice President of RSMC since July 2005; Vice President of PFPC Inc. from January 2005 to July 2005; Vice President of Administration, 1838 Investment Advisors, LP from 1999 to 2005; Chief Compliance Officer, 1838 Investment Advisors, LP from 2004 to 2005.	N/A	N/A

EXECUTIVE OFFICERS

Number of
Funds in
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name, Address	Held with	Length of Time	During Past	Overseen by	Held by
and Date of Birth	Trust	Served	Five Years	Trustee	Trustee
ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Chief Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Chief Compliance Officer, Rodney Square Management Corporation since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1998 to 2004.	N/A	N/A
RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Funds’ financial operations and performance, oversee the activities and legal compliance of the Funds ’ investment advisers and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Funds’ proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of eight individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met [ ] times during the fiscal year ended June 30, 2006. The Board has an Audit Committee, a Nominating and Governance Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Giordano, Klein and Quindlen, each of whom is an Independent Trustee. Mr. Quindlen serves as the chairman of the Audit Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) review the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended June 30, 2006, there were [___] meetings of the Audit Committee.
NOMINATING AND GOVERNANCE COMMITTEE. The Nominating and Governance Committee is comprised of Messrs. Giordano, Quindlen and Sargent, each of whom is an Independent Trustee. Mr. Sargent serves as chairman of the Nominating and Governance Committee. The Nominating and Governance Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. During the fiscal year ended June 30, 2006, there were [___] meetings of the Nominating and Governance Committee. The Nominating and Governance Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating and Governance Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating and Governance Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of a Fund’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
REGULATORY OVERSIGHT COMMITTEE. The Regulatory Oversight Committee is comprised of Messrs. Arnold, Brucker, Christian and Sargent . Each Regulatory Oversight Committee member is an Independent Trustee except for Mr. Christian. Dr. Brucker serves as the chairman of the Regulatory Oversight Committee. The Regulatory Oversight Committee (i) monitors the Board’s compliance with its major specific responsibilities under the 1940 Act; (ii) receives information regarding proposed and newly adopted federal and state laws and regulations as they apply to the Trust, and provides oversight of investment advisers, other major service providers, and the CCO regarding compliance with such laws and regulations as needed; (iii) provides oversight of the Trust’s Rule 12b-1 fees and shareholder service fees and the payment of such fees to various investment advisers, broker-dealers and financial intermediaries; (iv) provides oversight of portfolio trade execution, brokerage commissions, soft dollar usage, and revenue sharing arrangements of the Trust’s investment advisers, and make recommendations to the Board regarding such practices; (v) provides oversight of the Trust’s valuation and pricing policies, procedures and practices and designated management valuation committee; (vi) provides oversight of exemptive order(s), if any, granted to the Trust by the SEC or pursuant to which the Trust is subject; (vii) provides oversight of the Trust, investment advisers, sub-advisers and principal underwriter’s 17j-1 codes of ethics, including violations thereof, and makes recommendations to the Board regarding approval of such codes and material changes thereto; and (viii) monitors, in cooperation with the Nominating and Governance Committee, the CCO’s performance. During the fiscal year ended June 30, 2006, there were [___] meetings of the Regulatory Oversight Committee.
SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2005.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee/Portfolio	in each Fund of the Trust	Investment Companies

Interested Trustees

Robert J. Christian		[Over $100,000]
International Fund	[$50,001-$100,000]
Real Asset Fund	[$10,001-$50,000]

Neil Wolfson		[$10,001-$50,000]
International Fund	[$1-$10,000]

Independent Trustees

Robert Arnold		[Over $100,000]
International Fund	[$10,001-$50,000]

Eric Brucker	NONE	[$50,001-$100,000]

Nicholas Giordano	NONE	[$50,001-$100,000]

Louis Klein, Jr.	NONE	[Over $100,000]

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee/Portfolio	in each Fund of the Trust	Investment Companies

John J. Quindlen		[Over $100,000]
Small-Cap Fund	[Over $100,000]
International Fund	[Over $100,000]

Mark A. Sargent	NONE	[$10,001-$50,000]
As of December 31, 2005, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.
COMPENSATION. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses. The following table shows the fees paid to the Independent Trustees during the fiscal year ended June 30, 2006 for their service to the Trust and the total compensation paid to the Trustees by the Fund complex:

Total
		Pension or Retirement		Compensation
	Aggregate	Benefits Accrued as	Estimated	from
	Compensation	Part of the Trust	Annual Benefits	Fund Complex
Independent Trustee	from the Trust	Expenses	Upon Retirement	Paid to Trustees

Robert H. Arnold	[$39,375]	None	None	[$52,500]
Dr. Eric Brucker	[$40,500]	None	None	[$54,000]
Nicholas Giordano	[$49,875]	None	None	[$66,500]
Louis Klein, Jr.	[$39,375]	None	None	[$52,500]
Clement C. Moore, II1	[$39,750]	None	None	[$53,000]
John J. Quindlen	[$46,125]	None	None	[$61,500]
Mark A. Sargent	[$52,125]	None	None	[$69,500]

[1] Mr. Moore resigned as a Trustee on July 31, 2006.
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, the Trust, each investment adviser and sub- adviser to the Funds and the distributor have adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the distributor, or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by RSMC, PPA, ASA, M&C, BLM, EIC, BFM, SFM, First Quadrant , GSAM, JBIM, BCAM, Acadian, AEW, REMS and Standish Mellon, personal trading may also be subject to pre-clearance and other conditions set forth in their respective Codes. The Codes are on public file as exhibits to the Trust’s registration statement filed with the SEC.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes.
PROXY VOTING
The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to each investment adviser thereof, subject to the Board’s continuing oversight. For those Funds which employ a sub-adviser, the investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Fund. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to such Fund. An investment adviser or sub-adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
The investment adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The investment adviser’s proxy voting procedures address these considerations and establish a framework for the investment adviser’s consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.
Finally, the proxy voting procedures establish a protocol for voting of proxies in cases in which the investment adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the investment adviser will submit a separate report to the Board indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Attached hereto as Appendices C, D , E, F and G are the proxy voting policies and procedures for RSMC, JBIM, GSAM, BCAM and Acadian respectively.
Each Fund’s proxy voting record as of June 30, 2006 is available (i) without charge, upon request, by calling (800) 336-9970 and (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of [ October 11, 2006] officers and Trustees of the Trust owned individually and together less than 1% of each Fund’s outstanding shares. Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” that Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders of that Fund. The name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of Fund was as follows:

Ownership
Name, City and State	Percentage
Wilmington Multi-Manager Large-Cap Fund -Institutional Shares	[	]	%
Wilmington Multi-Manager Large-Cap Fund-Class A Shares	[	]	%
Wilmington Multi-Manager Mid-Cap Fund – Institutional Shares	[	]	%
Wilmington Multi-Manager Mid-Cap Fund – Class A Shares	[	]	%
Wilmington Multi-Manager Small-Cap Fund – Institutional Shares	[	]	%
Wilmington Multi-Manager Small-Cap Fund – Class A Shares	[	]	%
Wilmington Multi-Manager International Fund-Institutional Shares	[	]	%
Wilmington Multi-Manager International Fund – Class A Shares	[	]	%
Wilmington Multi-Manager Real Asset Fund – Institutional Shares	[	]	%
Wilmington Multi-Manager Real Asset Fund-Class A Shares	[	]	%
INVESTMENT ADVISORY AND OTHER SERVICES
RODNEY SQUARE MANAGEMENT CORPORATION. RSMC serves as the investment adviser to each of the Funds. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.
Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB and Wilmington Trust Investment Management, LLC,, wholly owned subsidiaries of Wilmington Trust Corporation, are each registered investment advisers. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, is a registered investment adviser and broker-dealer. Cramer Rosenthal McGlynn, LLC. (“CRM”) and Roxbury Capital Management (“Roxbury”) are each registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.
Pursuant to an investment advisory agreement between the Trust and RSMC, dated July 1, 2005, RSMC manages the assets of the Funds (the “Investment Advisory Agreement”). Prior to July 1, 2005, shareholders of each of the Funds approved a substantially identical agreement with RSMC with respect to the management of the Funds’ assets. That agreement was replaced by the Investment Advisory Agreement in connection with the reorganization of the Trust and its portfolios ’ investment structure from a master/feeder structure to a traditional stand-alone fund structure. Prior to the withdrawal from the master/feeder structure, fees paid to RSMC were paid by one or more series of the master in which the feeder fund invested. Fees paid after July 1, 2005 are paid directly to RSMC by the Funds. On July 27, 2005, shareholders of the International Fund approved a new investment advisory agreement (with the Investment Advisory Agreement, the “Investment Advisory Agreements”) which increased the advisory fee payable to RSMC. The Board of Trustees at its meeting on September 1, 2005 voted to approve the continuation of this agreement .
Under the Investment Advisory Agreements, RSMC is paid a monthly investment advisory fee at the annual rate of : 0.35% of each Fund’ s average daily net assets. For its services as investment adviser, RSMC received advisory fees from the master series in which the Large-Cap Fund, Mid-Cap Fund, Small-Cap Fund, International Fund and Real Asset Fund invested as follows:

	Fiscal Year		Fiscal Year	Fiscal Year
	Ended June		Ended June	Ended June
Fund	30, 2006		30, 2005	30, 2004
Large -Cap Fund	$	[ ]	$136,920	$18,296
Mid-Cap Fund	$	[ ]	$56,689	$8,753
Small-Cap Fund	$	[ ]	$80,462	$502
International Fund	$	[ ]	$467,784	$260,945
Real Asset Fund	$	[ ]	$169,540	$86,807
RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses, excluding Rule 12b-1 and shareholder service fees, exceed the following amounts with respect to the following Funds:

Fund	Expense Cap
Real Asset Fund	1.75%
Large-Cap Fund	1.00%
Mid-Cap Fund	1.15%
Small-Cap Fund	1.25%
These waivers will remain in place until November 1, 2008. The Board may, at its discretion, terminate the expense limitation arrangement with respect to any Fund prior to such termination date.
ADVISORY SERVICES. Under the terms of the Investment Advisory Agreements, RSMC agrees to: (a) direct the investments of Funds, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with a Fund’s objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Fund; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of a Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Funds. The Trust and/or RSMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which RSMC delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of any officers and the Interested Trustees employed by RSMC and the salaries of all personnel of RSMC performing services for each Fund relating to research, statistical and investment activities are paid by RSMC.
Each Fund and each class of shares of a Fund pays its respective pro rata portion of the advisory fee payable by a Fund in which a Fund invests.

SUB-ADVISORY SERVICES
All Funds. Wilmington Trust Investment Management, LLC (“WTIM”), located at 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM.
WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
WTIM has not provided advisory services to the Fund during the last three fiscal years and, accordingly, received no advisory fee from the Funds. However, WTIM has provided research and consulting services to RSMC since January 1, 2005 and WTIM’s predecessor, Balentine & Company, provided these same services to RSMC since July 1, 2003. WTIM and/or Balentine & Company received the following fees from RSMC (not the Funds) for its services during the Fund’s last three fiscal years:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2006	June 30, 2005	June 30, 2004
Consulting Fees	$ [ ]	$551,261	$101,993
The Cap Funds. PPA acts as a sub-adviser to each of the Cap Funds. PPA is located at 1151 Fairview Avenue North, Seattle, Washington 98109. For its sub-advisory services, PPA receives a monthly portfolio management fee at the annual rate of : 0.25% of the first $20 million average daily net assets ; 0.22% on the next $20 million of the average daily net assets ; and 0.20% of the average daily net assets over $40 million of each of the Cap Funds under PPA’s management.
Large-Cap Fund. ASA, First Quadrant and M&C act as sub-advisers to the Large-Cap Fund. ASA, First Quadrant and M&C are located at 45 Grove Street, New Canaan, Connecticut, 06840, 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101 and at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326, respectively. For its sub-advisory services, ASA receives a monthly portfolio management fee at the annual rate of : 0.50% of the first $25 million of average daily net assets under ASA’s management; 0.45% of the next $25 million of average daily net assets under ASA’s management; and 0.40% of the average daily net assets over $50 million under ASA’s management. For its sub-advisory services, M&C receives a monthly portfolio management fee at the annual rate of : 0.65% of the first $10 million of average daily net assets under M&C’s management; 0.50% of the next $10 million of average daily net assets under M&C’s management; 0.35% of the next $50 million of average daily net assets under M&C’s management; and 0.25% of the average daily net assets over $70 million under M&C’s management. For its sub-advisory services, First Quadrant receives a monthly portfolio management fee at the annual rate of : 0.50% of the first $75 million of average daily net assets under First Quadrant ’s management and assets of certain similarly managed assets in client accounts of RSMC and its affiliates (“ First Quadrant ’s Assets Under Management”); 0.35% of the next $75 million of First Quadrant ’s Assets Under Management; 0.30% of the next $175 million of First Quadrant ’s Assets Under Management; and 0.21% of First Quadrant ’s Assets Under Management over $300 million.
Mid-Cap Fund. BLM and EIC act as sub-advisers to the Mid-Cap Fund. BLM is located at 757 Third Avenue, New York, New York 10017. EIC is located at 3007 Piedmont Road, Atlanta, Georgia 30305. For its sub-advisory services, BLM receives a monthly portfolio management fee at the annual rate of : 0.55% of the first $75 million of average daily net assets under BLM’s management; and 0.40% of the average daily net assets over $75 million under BLM’s management. For its sub-advisory services, EIC receives a monthly portfolio management fee at the annual rate of : 0.50% of the first $25 million of average daily net assets under EIC’s management; 0.45% of the average daily net assets of the next $25 million under EIC’s management; and 0.40% of the average daily net assets over $50 million under EIC’s management.

Small-Cap Fund. BFM and SFM act as sub-advisers to the Small-Cap Fund. BFM and SFM are located at 200 Clarendon Street, Boston, Massachusetts, 02116, and at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666, respectively. For its sub-advisory services, BFM receives a monthly portfolio management fee at the annual rate of : 0.70% of the first $100 million of average daily net assets under BFM’s management; and 0.60 % of the average daily net assets over $100 million under BFM’s management. For its sub-advisory services, SFM receives a monthly portfolio management fee at the annual rate of : 0.80% of the first $25 million of average daily net assets under SFM’s management; 0.70% of the next $50 million of average daily net assets under SFM’s management; and 0.55% of the average daily net assets over $75 million under SFM’s management.
International Fund. JBIM , GSAM, BCAM and Acadian act as sub- advisers to the International Fund . JBIM      , GSAM , BCAM and Acadian are located , respectively at : 330 Madison Avenue, New York, New York 10017 ; 32 Old Slip, New York, New York 10005; One Boston Place, Boston, MA 02109; and One Post Office Square, Boston, MA 02109. JBIM is a Delaware limited liability company which is a wholly-owned subsidiary of Julius Baer Securities Inc., a registered broker-dealer, which in turn is a wholly-owned subsidiary of Julius Baer Holding Ltd., a Swiss corporation. Bank Julius Baer & Co. Ltd., an affiliate of JBIM, is a private bank located in Zurich, Switzerland and is principally engaged in securities portfolio management, investment advisory services and related functions. The Julius Baer Group, founded in 1890, is one of Switzerland’s leading investment institutions and manages assets for institutional and private clients around the world. Recognizing the need to expand its presence in the U.S. institutional marketplace, it created JBIM in 1983. GSAM, is a wholly-owned subsidiary of The Goldman Sachs Group, Inc., part of the Investment Management Division (“IMD”), and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). Mellon Trust of New England, N.A., located at One Boston Place, Boston, MA 02109, owns a majority interest in BCAM. Old Mutual Asset Managers (U.S.) LLC, located at 200 Clarendon Street, 53rd Floor, Boston, MA 02116, is the sole shareholder of Acadian. Old Mutual (U.S.) Holdings Inc. is the sole shareholder of Old Mutual Asset Managers (U.S.) LLC. OM Group (UK) Limited is the sole shareholder of Old Mutual (U.S.) Holdings Inc. and Old Mutual PLC is the sole shareholder of OM Group (UK) Limited.
The International Fund is directly responsible for paying each of its sub-advisers the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by each sub-adviser:

Sub-Advisory Fee as a Percentage of
Sub-Adviser	Average Daily Net Assets (“Assets”)
JBIM	0.50%

GSAM	0.50%

BCAM	0.95% on the first $25 million in Assets; and
0.85% on Assets over $25 million.

Acadian	0.75% on the first $25 million in Assets;
0.65% on the next $25 million in Assets;
0.50% on the next $100 million in Assets; and
0.40% on Assets over $150 million.
For their services the sub-advisers received the following fees:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/06	6/30/05	6/30/04
JBIM	[ ]	$786,025	$453,502
GSAM	[ ]	$778,825	$416,316
BCAM	[ ]	[ ]	[ ]
Acadian	[ ]	[ ]	[ ]

Real Asset Fund. The sub-advisers to the Real Asset Fund are AEW, REMS and Standish Mellon. AEW, REMS and Standish Mellon are located, respectively, at : Two Seaport Lane, World Trade Center East, Boston, MA 02210; 1100 Fifth Avenue South, Suite 301, Naples, FL 34102; and Mellon Financial Center, One Boston Place, Suite 024-0344, Boston, MA 02108. AEW is an affiliate of AEW Capital Management, L.P. (“AEW Capital”). AEW Capital is a subsidiary of (and therefore may be deemed to be controlled by) IXIS Asset Management North America, L.P. Edward Turville, a managing director of REMS and portfolio manager of the Fund, and Beach Investment Counsel, Inc., a registered investment adviser, are control persons under the 1940 Act due to ownership interests of 50% and 30%, respectively, of REMS. Mellon Financial Corporation wholly owns Standish Mellon.
The Real Asset Fund is directly responsible for paying each of its sub-advisers the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-adviser:

Sub-Advisory Fee as a Percentage of
Sub-Adviser	Average Daily Net Assets (“Assets”)
AEW	0.55% of the first $25 million in Assets;
0.45% of the next $25 million in Assets;
0.35% of Assets over $50 million

REMS	0.55% of the first $25 million in Assets;
0.45% of the next $25 million in Assets;
0.35% of Assets over $50 million

Standish Mellon	0.08% of the first $25 million in Assets;
0.04% of the next $25 million in Assets;
0.02% of Assets over $50 million
Sub-Advisory Fee Waiver Agreement. For purposes of calculating the sub-advisory fee payable by a Fund, each sub-adviser (each, a “Participating Sub-Adviser”) has entered into an agreement with RSMC to waive a portion of its fee in an amount equal to the difference between the sub-advisory fee calculated as stated in each Participating Sub-Adviser’s sub-advisory agreement and the sub-advisory fee calculated pursuant to a separate fee waiver agreement. Under the fee waiver agreement, a Participating Sub-Adviser’s fee calculation is based on the average daily net asset value (“NAV”) of a Fund Account together with the account values of certain similarly managed assets in client accounts of RSMC and its affiliates. In effect, the fee waiver agreement allows the calculation of the sub-advisory fee using asset levels that trigger a reduced rate sooner than if only a Fund account assets were considered in determining the sub-advisory fee. Although the fee waiver agreement lowers the effective sub-advisory fee paid by a Fund and such reduction will accrue to the benefit of the shareholders of the Fund, the lower effective sub-advisory fee paid by the Adviser on behalf of the similarly managed assets in client accounts of RSMC and its affiliates will accrue to the benefit of RSMC and its affiliates. This additional benefit to RSMC is the direct result of using Fund account assets to reduce the sub-advisory fee paid to the Participating Sub-Adviser for services to the similarly managed assets.
SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority with respect to the portion of a Fund’s assets allocated to it by RSMC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, a Fund’s investment objective, policies and restrictions and the instructions of the Board of Trustees and RSMC.
Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement continues in effect for two years and then from year to year so long as continuance of each such Sub-Advisory Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by the Trust (without penalty, by action of the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities) or by RSMC or the sub-adviser. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration Agreement dated May 1, 2006, RSMC performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and directors’ and officers’/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files, providing non-investment related statistical and research data as may be requested by the Board, and providing executive and administrative services to support the Independent Trustees. Pursuant to a Sub- Administration and Accounting Services Agreements dated May 1, 2006, PFPC Inc. (“PFPC”) performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by PFPC include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of the Funds .
Prior to May 1, 2006, pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. (“PFPC”) performed certain administrative services for the Trust and the Funds in addition to the accounting services it currently provides . From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provided certain sub-administration services. [ Prior to September 1, 2002, PFPC provided administrative and accounting services for the Funds. ] Accordingly, the Trust paid administrative fees to RSMC and PFPC, whether as administrator or sub-administrator of $ [___], $4,808,384 and $3,633,484 for fiscal years ended June 30, 2006, 2005 and 2004, respectively.
Pursuant to a Compliance Services Agreement dated May 1, 2006, RSMC also provides the following services to the Trust and the Funds: employs an individual suitable to the Board to fulfill the role of CCO of the Trust; monitors each Fund’s compliance with the investment restrictions as are set forth in the 1940 Act and the rules thereunder, the Internal Revenue Code, and the investment objectives, policies and restrictions of the Trust applicable to each Fund of the Trust and provide regular reports on such compliance; and assists the CCO to maintain the policies and procedures that are reasonably designed to prevent violations of the securities laws and regulations . In consideration of the provision of these services, RSMC, investment adviser to the Funds, receives an annual fee equal to three-fourths of the CCO ’s total compensation.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [___] serves as the independent registered public accounting firm to the Trust, providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund. [___] is located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIANS. Wilmington Trust Company (“Custodian”), 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian of the Funds, except for the International Fund. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust , the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust , the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust , releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust. Citibank, N.A. serves as the Trust’s foreign custody manager.
TRANSFER AGENT. PFPC, 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
Professional Funds Distributor, LLC (the “Distributor”) is located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as a principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.
Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds’ Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “ Rule 12b-1 Plans”), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A Shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds’ Institutional Shares or Service Shares .
The Distribution Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares. It is anticipated that the Rule 12b-1 Plan will increase the assets of each Fund and allow the Fund to achieve the benefit of economies of scale through such increased assets.
The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to any Fund (i) by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of a Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund on 60 days’ written notice to the Distributor; or (ii) by the Distributor on 60 days’ written notice to a Fund. The Distributor will be compensated for distribution services according to the Class A Shares Rule 12b-1 Plan regardless of the Distributor’s expenses.
The Class A Shares Rule 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.
The Class A Shares Rule 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.75% on an annualized basis of the Class A Shares of each Cap Fund’s average net assets and 0.25% on an annualized basis on the Class A Shares of the Real Asset and International Funds to compensate the Distributor for making payments to certain Service Organizations who have sold Class A Shares of the Funds and for other distribution expenses.

For the fiscal years ended June 30, 2004, 2005 and 2006, the Funds did not pay any Rule 12b-1 fees to the Distributor with respect to broker-dealer compensation.
Under the Class A Shares Rule 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Class A Shares, such payments are authorized. Each Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
When purchasing Class A Shares, a sales charge will be incurred at the time of purchase (a “front-end sales charge”) based on the dollar amount of the purchase. Information regarding the front-end sales charge is provided in the Class A Shares prospectus under “Purchase of Shares – Front End Sales Charge.”
PORTFOLIO MANAGERS
     The management of the Funds and their sub-advisers is the responsibility of a group of RSMC and WTIM investment professionals. The information provided below supplements the information provided in the Prospectuses under the heading “Fund Management” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:
     (i) “Other Accounts Managed.” Other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the funds for the fiscal year ended June 30, 2006;
     (ii) “ Material Conflicts of Interest.” Material conflicts of interest identified by RSMC, WTIM and each sub-adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed . These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;
     (iii) “Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended June 30, 2006;
     (iv) “Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of June 30, 2006.

All Funds
Wilmington Trust Investment Management, LLC, Sub-Adviser
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts	Managed
			Managed subject	subject to a
	Total Number of		to a Performance	Performance
Portfolio Manager/	Accounts		Based Advisory	Based Advisory
Type of Accounts	Managed	Total Assets	Fee	Fee
Robert E. Reiser
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

R. Samuel Fraundorf
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

George Chen
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

Amanda Cogar
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

David Skip
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

Adrian Cronje
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
     Material Conflicts of Interest. Portfolio managers may experience certain conflicts of interest in managing a Fund’s investments, on the one hand, and the investments of other accounts, including other funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. WTIM has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. WTIM’s policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
     The management of multiple Funds and other accounts may give rise to potential conflicts of interest, particularly if the Funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, which may constitute a conflict with the interest of the Fund. WTIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers substantial resources to assist and support. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
          WTIM does not receive a performance fee for its management of the Funds. WTIM and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investment to favor accounts other than the Funds—for instance, those that pay a higher advisory fee. The policies of WTIM, however, require that portfolio managers treat all accounts they manage equitable and fairly.
          WTIM has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in WTIM’s reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transaction were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. The Trust has also adopted policies and procedures in accordance with Rule 17a-7, Rule 17e-1 and Rule 10f-3 under the 1940 Act, in order to ensure compliance with the rules and fair and equitable treatment of the Funds and clients involved in such transactions.
          Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds. One potential conflict may arise if a portfolio manager were to have a larger personal investment in one portfolio than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the account in which he or she holds a larger stake. WTIM’s Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager’s investment activities by requiring prior written approval from the Code of Ethics Compliance Officer for portfolio managers participating in investment clubs or providing investment advice to any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of WTIM and its affiliates.
          Compensation. Each portfolio manager is paid a salary based on their job position and an annual bonus that includes four measures: Performance, Teamwork, and Support of the Business, Writing and Communications, and Skill and Professional Development. Performance accounts for 40% of a portfolio manager’s bonus. Pre-tax performance is measured for each of the Funds, the Balentine private funds and the Wilmington Strategies for 1, 2, and 3 year periods, and compared to index and peer group returns. The bonus is a percent of the salary and varies with the employee’s job responsibilities. For Mr. Chen and Ms. Cogar the maximum bonus is 25%. For Mr. Fraundorf the maximum bonus is 75%. For Mr. Reiser, the maximum bonus is 100%. For members of the Investment Strategy Team (Messrs. Reiser, and Fraundorf) 25% of their bonus is determined by all investment strategies of Wilmington to include the equity and fixed income portfolios. All portfolio managers also participate in the Wilmington retirement plans.
          Ownership of Securities (As of June 30, 2006). Mr. Reiser beneficially owned shares of each of the Large Cap Fund, Mid Cap Fund, Small Cap Fund and International Fund in the range of $10,001-$50,000. Mr. Chen beneficially owned shares of each of the Mid Cap Fund, Small Cap Fund, International Fund and Real Asset Fund in the range of $1-$10,000, $1-$10,000, $10,001-$50,000, and $1-$10,000, respectively. Ms. Cogar beneficially owned shares of each Fund in the range of $1-$10,000. Mr. Fraundorf did not beneficially own any shares of the Funds as of June 30, 2006.
Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund
     Parametric Portfolio Associates, LLC

          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Thomas Seto
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. The portfolio manager, acting according to each Fund’s investment mandate, fully replicates the index. Thus, there is little risk of the portfolio manager acting against a Fund’s interests.
          Compensation. Compensation Structure. Compensation of PPA portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) a quarterly cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s (PPA’s parent company) nonvoting common stock.
          PPA investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of PPA investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after calendar year-end.
          Method to Determine Compensation. PPA seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of PPA and Eaton Vance Corp. Cash bonuses are determined based on a target percentage of PPA profits.
          While the salaries of PPA portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.
     Ownership of Securities (As of June 30, 2006). Mr. Seto did not beneficially own any shares of the Funds as of June 30, 2006.
Large-Cap Fun
     Armstrong Shaw Associates Inc.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Jeffrey Shaw
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. Armstrong Shaw Associates does not foresee any potential material conflict of interest in connection with its portfolio manager’s management of the Fund’s investments and the investments of other accounts managed. Notwithstanding any client restrictions, all accounts at Armstrong Shaw follow the same model portfolio.
          Compensation. Compensation at ASA is comprised primarily of two components: salary and bonus. The salary portion of compensation is fixed and based on a combination of factors including, but not necessarily limited to, industry experience, firm experience and job performance. The bonus portion of compensation is variable, depending on both overall firm results (i.e. profitability) and merit. Bonuses are a very meaningful piece of overall compensation. Every one at the firm participates in the bonus program. The remaining components of compensation, for eligible employees, are the company sponsored and paid retirement plan and health benefits.
          Ownership of Securities (As of June 30, 2006). Mr. Shaw did not beneficially own any shares of the Funds as of June 30, 2006.
     Montag & Caldwell, Inc.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Ronald E. Canakaris
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Helen M. Donahue
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Grover C. Maxwell III
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. Since all of M&C portfolios, including that managed for the Trust, have the same goals and objectives and the same holdings, barring any client restrictions, there is no conflict arising from M&C’s handling of multiple accounts. The strategies are similar across the board since the firm manages only one product — large cap growth. Compensation is not based on the performance of individual client accounts but rather for the firm as a whole. The Code of Ethics governs personal trading by all employees and contains policies and procedures to ensure that client interests are paramount.
          Compensation. Compensation, which includes salary and bonus, is determined by the firm’s Executive Committee based on the success of the firm in achieving clients’ investment objectives and providing excellent client service. Compensation is not based on the performance of individual client accounts but rather for the firm as a whole. The compensation levels for individual officers are subjectively determined by the Executive Committee which strives to be very fair to all officers and which is reflected in the long-term continuity of the team. Base salaries for all portfolio managers are a smaller percentage of overall compensation than are bonuses which are based on the profitability and overall success of M&C as a firm.
          Ownership of Securities (As of June 30, 2006). No Portfolio Manager beneficially owned any shares of the Funds as of June 30, 2006.
     First Quadrant, L.P.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Christopher G. Luck
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
R. Max Darnell
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. First Quadrant’s portfolio managers have no material conflicts of interest in managing the Fund.
          Compensation. The portfolio managers receive a base salary as determined by First Quadrant’s Executive Committee based upon their individual job responsibilities and performance. They are eligible for annual bonuses based in part upon the financial success of the firm and their contributions to that success as evaluated by the Executive Committee. In addition, they receive an annual contribution from the firm’s 401(k) and Profit Sharing Plan.
          Ownership of Securities (As of June 30, 2006). Neither Mr. Luck nor Mr. Darnell beneficially owned any shares of the Funds as of June 30, 2006.

Mid-Cap Fund
     Bennett Lawrence Management, LLC.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Van Schreiber
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
W. Alexander L. Ely
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. BLM does not foresee any potential material conflict of interest in connection with its portfolio managers’ management of the Fund’s investments and the investments of other accounts managed.
          Compensation. The portfolio managers of BLM are Members (Owners) of the company, and, as such, they receive a fixed base salary and their bonus is dependent upon firm profitability.
          Ownership of Securities (As of June 30, 2006). Neither Mr. Van Schreiber nor Mr. Ely beneficially owned any shares of the Funds as of June 30, 2006.
     Equity Investment Corporation.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
James F. Barksdale
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. Potential conflicts of interest may arise primarily in trading. More specifically, trade order and the allocation of completed trades are areas where conflicts of interest may occur. EIC has procedures in place to alternate trade order to ensure that all accounts are treated equitably. Likewise, EIC has procedures in place so that completed trades are allocated fairly across all accounts.

          Compensation. The compensation of investments professionals consists of salary, bonus, and an employee benefits package.
          Ownership of Securities (As of June 30, 2006). Mr. Barksdale did not beneficially own any shares of the Funds as of June 30, 2006.
Small-Cap Fund
     Batterymarch Financial Management, Inc.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Anthony C. Santosus
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Lisa A. Bozoyan
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Yu-Nien (Charles) Ko
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Edward R. Miller
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Michael D. Soares
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. Actual or potential conflicts may arise in managing the Small Cap Fund in conjunction with the portfolios of BFM’s other clients. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to the Small Cap Fund.
          Although BFM believes that its compliance policies and procedures are appropriate to prevent or eliminate many potential conflicts of interest between BFM, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that BFM has not identified in the summary below.
          Allocation of Investment Opportunities. If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for more than one client account, the Small Cap Fund may not be able to take full advantage of that opportunity. However, BFM has adopted compliance policies and procedures for such situations aimed to provide, over the long run, for fair treatment of each client account. On each trading day, BFM’s accounts are selected at random as to the order in which they will undergo portfolio construction. Sales of securities are allocated across all similarly managed client accounts (i.e., managed under the same mandate and style) on a pro-rata basis. BFM’s trade order management system is able to process trade allocations automatically, including pro-rata allocations.
          Opposite (i.e., Contradictory) Transactions in Securities. BFM provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.
          In the course of providing advisory services, BFM may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, BFM may be forced to sell a security that is ranked a “buy” by its stock selection model.
          Certain BFM portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, BFM may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its market neutral portfolios under management, and BFM’s market neutral portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by BFM. The stock selection model(s), risk controls and portfolio construction rules used by BFM to manage its clients’ long-only portfolios differ from the model and rules that are used to manage its market neutral portfolios. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.
          BFM has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.
          Personal Securities Transactions. BFM allows its employees to trade in securities that it recommends to advisory clients, including the Small Cap Fund. BFM’s supervised persons (to the extent not prohibited by BFM’s Code of Ethics) might buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that BFM is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by BFM for its client accounts. Clients should understand that these activities might create a conflict of interest between BFM, its supervised persons and its clients.
          BFM employees may also invest in mutual funds, including the Small Cap Fund, which are managed by BFM. This may result in a potential conflict of interest since BFM employees have knowledge of such funds’ investment holdings, which is non-public information.
          To address this, BFM has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders’ interests in the Small Cap Fund).

          BFM is the investment adviser to a pooled investment vehicle that invests in long and short positions, under a U.S. all capitalization market neutral equity strategy. Certain BFM employees have ownership interests in this fund. Employee ownership of this market neutral fund may create potential conflicts of interest for BFM.
          Performance-Based Fee Arrangements. BFM manages some accounts under performance-based fee arrangements. BFM recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an incentive to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest, BFM generally requires portfolio decisions to be made on a product specific basis. Additionally, BFM requires average pricing of all aggregated orders. Lastly, the investment performance on specific accounts is not a factor in determining the portfolio managers’ compensation, as described below in our response under Compensation.
          Soft Dollars. BFM does not use brokerage commissions (i.e., soft dollars) to pay for third party research products and services. BFM does receive proprietary research products and services directly from certain brokers, but for US equity mandates, including the Small Cap Fund, the provision of research services to BFM by a broker does not alone influence BFM to select that broker.
          Compensation. Portfolio manager compensation includes a combination of base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all BFM employees on a non-discretionary basis.
          The bonus and long term incentive compensation is discretionary compensation; the amount of such awards is determined on an annual basis following the completion of the firm’s fiscal year. The overall “pool” of discretionary compensation is based on the profitability of the firm for each fiscal year. Individual allocation to portfolio managers is based on several factors, including:

•	Short term and longer term investment performance of the product that the portfolio manager works on. Longer term performance is generally three to five year performance. Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is not analyzed by any individual client portfolio, such as the Portfolio Account. The analysis of this performance is based on comparison to an appropriate published index for a particular product as well as a comparison to a group of peer managers. There is no fixed formula used in this analysis;

•	Portfolio manager assistance in servicing clients; and

•	Portfolio manager contribution to new business development.

          Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by BFM. As noted above, compensation is not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of BFM’s client portfolios.
          Ownership of Securities (As of June 30, 2006). No Portfolio Manager beneficially owned any shares of the Funds as of June 30, 2006.

     Systematic Financial Management, L.P.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Ken Burgess
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. Investment decisions are generally applied to all accounts utilizing that particular strategy, taking into consideration client restrictions, instructions and individual needs. SFM, when rebalancing individual accounts, may or may not have an opportunity to utilize block trading; thus there may be disparity in price or commissions among clients. When the brokerage firm has not been designated by the clients, SFM may aggregate such securities to be purchased or sold into block trades in order to seek the best execution and lower brokerage commissions in such manner, as SFM deems equitable and fair to the clients. All accounts for whom trades are aggregated will receive the same execution price for that day. In cases when a trade is not completed in a single day, Systematic will allocate the traded shares on a pro-rata basis among all of the accounts in the trade block. The choice of the method of trade allocation will be based on various factors including how much of the total block was completed and the liquidity of the issue being traded. Under circumstances in which the broker is designated by the client, execution costs for those transactions are not charged to clients on a pro rata basis, rather each client is charged a commission based on the rates agreed to between the client and the broker. If there are orders entered on SFM’s trading system for both accounts with directed brokerage (e.g., Wrap Fee accounts and Fee Based accounts) and accounts without directed brokerage, SFM will generally execute the non-directed orders first. If orders for directed accounts are executed following the execution of orders for non-directed accounts, the directed accounts may receive a less favorable price than non-directed accounts. All directed accounts are traded on a random, rotating basis.
          Compensation. Portfolio managers do not manage on an account-by-account basis. They manage assets as a team. Therefore, performance compensation is based on the performance of all portfolios and the investment team has responsibility related to all portfolios.
          Ownership of Securities (As of June 30, 2006). Mr. Burgess did not beneficially own any shares of the Funds as of June 30, 2006

International Fund
     Goldman Sachs Asset Management, L.P.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Robert Jones
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Len Ioffe
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. GSAM’s portfolio managers are often responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle, which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.
          GSAM’s portfolio managers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be affected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.
          Compensation. The Quantitative Equity Team’s (the “QE Team”) compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is a function of each portfolio manager’s individual performance; his or her contribution to the overall performance of QE Team strategies; and annual revenues in the investment strategy which in part is derived from advisory fees and for certain accounts, performance based fees.
          The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the QE Team’s pre-tax performance exceeded performance benchmarks over a one, three and five year period; (2) whether the portfolio manager managed portfolios within a defined range around a targeted tracking error and risk budget; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. In addition the other factors that are also considered when the amount of performance bonus is determined: (1) whether the QE Team performed consistently with objectives and client commitments; (2) whether the QE Team achieved top tier rankings and ratings; and (3) whether the QE Team managed all similarly mandated accounts in a consistent manner. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The QE Team’s decision may also be influenced by the following: the performance of GSAM and anticipated compensation levels among competitive firms.

          Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.
          Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.
          Ownership of Securities (As of June 30, 2006). No Portfolio Manger beneficially owned any shares of the Funds as of June 30, 2006. Due to GSAM internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.
     Julius Baer Investment Management, LLC.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Rudolph Riad Younes
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Richard C. Pell
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. As Messrs. Younes and Pell share in the profits of JBIM, the conflict is that these portfolio managers may have an incentive to allocate securities preferentially to the accounts where JBIM might share in investment gains. In addition, they may have an incentive to allocate securities preferentially to the accounts for which JBIM receives higher investment advisory fees based on the assets under management.
          In order to address these potential conflicts, JBIM’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of JBIM’s clients are disadvantaged in JBIM’s management of accounts. Additionally, JBIM’s internal controls are tested as part of the firm’s Compliance Monitoring Program.
          Compensation. Compensation consists of Salary (Fixed Compensation), Profit sharing (Fixed Compensation), Bonus (Performance), Deferred Compensation (Fixed Compensation), Employee Stock Purchase Plan (Tenure), Pension/401K Plan (Tenure), Retirement Plan (Tenure).
          Ownership of Securities (As of June 30, 2006). Neither Mr. Younes nor Mr. Pell beneficially owned any shares of the Funds as of June 30, 2006.

     The Boston Company Asset Management, LLC.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Daniel B. LeVan
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
John W. Evers
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. BCAM has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at BCAM.
          These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.
          This disclosure statement is not intended to cover all of the conflicts that exist within BCAM, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of BCAM. Further, the Chief Compliance Officer of BCAM shall maintain a Conflicts Matrix that further defines the conflicts specific to BCAM.
          New Investment Opportunities. Potential Conflict: A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.

•	BCAM has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

          Compensation. Potential Conflict: A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if BCAM receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager’s compensation.

•	The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation.

          Investment Objectives. Potential Conflict: Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.

•	To mitigate the conflict in this scenario BCAM has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

          Trading. Potential Conflict: A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

•	When a portfolio manager intends to trade the same security for more than one account, the policies of BCAM generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, BCAM will place the order in a manner intended to result in as favorable a price as possible for such client.

          Personal Interest. Potential Conflict: A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

•	All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

          Outside Directorship. Potential Conflict: Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices (CPP-805-I). However, in view of the potential conflicts of interest and the possible liability for BCAM, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.

•	In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at BCAM in a timely manner.

          Proxy Voting. Potential Conflict: Whenever BCAM owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.

•	Material conflicts of interest are addressed through the establishment of our parent company’s Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

          Personal Trading. Potential Conflict: There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of BCAM’s clients.

•	Subject to the personal Securities Trading Policy, employees of BCAM may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

•	Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

          Soft Dollars. Potential Conflict: Use of client commissions to pay for services that benefit BCAM and not client accounts.

•	It is the policy of BCAM to enter into soft-dollar arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. All soft dollar services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved in advance by the Soft Dollar Committee.

          Consultant Business. Potential Conflict: Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e. clients) and to investment management firms. BCAM may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.

•	BCAM does not pay referral fees to consultants.

          Gifts. Potential Conflict: Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.
          The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. BCAM’s Gift Policy supplements the Code of Conduct and provides further clarification for BCAM employees.
          BCAM has established a Gift Policy that supplements the Mellon Code of Conduct. Gifts received with a face value under $100 may be accepted so long as they are not intended to influence. It is imperative that common sense and good judgment be used when accepting gifts in the course of business. For gifts accepted in accordance with the Gift Policy and the Mellon Code of Conduct with a face value over $100, BCAM has determined that it is in the best interest of the firm and its employees that any amount over $100 shall be donated to a 501(c)(3) charitable organization of the employee’s choice.
          Compensation. The portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the BCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall BCAM profitability. Therefore, all bonus awards are based initially on BCAM’s financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager’s range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager’s accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.
          For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to BCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.
          All portfolio managers and analysts are also eligible to participate in the BCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in BCAM’s net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).
          Ownership of Securities (As of June 30, 2006). Neither Mr. LeVan nor Mr. Evers beneficially owned any shares of the Funds as of June 30, 2006.
     Acadian Asset Management, Inc.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Matthew J. Cohen
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Terence C. Burnham
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

          Material Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the subject Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indexes as the Fund tracks, and they may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the subject Fund.
          To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Chief Compliance Officer.
          Compensation. The Investment Professionals at Acadian receive a fixed base salary, discretionary bonus, deferred compensation and a benefits package. Acadian designs a portfolio manager’s base salary to be competitive in light of the individual’s experience and responsibilities. Acadian management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.
          Overall firm profitability, including the profitability of Acadian’s parent company, Old Mutual Asset Managers LLC, determines the total amount of incentive compensation pool that is available for investment professionals, and individual compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Acadian’s investment professionals are rewarded based on the extent to which client objectives are met in terms of Acadian’s performance and other goals as well as client’s service expectations, teamwork, contribution of investment ideas, leadership and overall success of the firm and the investment products. Not all of these factors will be applicable to each investment professional and there is no particular weighting or formula for considering the factors. Acadian’s Portfolio Managers are not compensated on the performance of specific portfolios but on firm performance as a whole.
          Most Acadian portfolio managers participate in a long-term incentive plan. Participation is in the form of stock appreciation rights. The value of the shares in the pool is based upon 20% share in Acadian’s growth in profitability over a period of time. Eligibility is based on an individual’s level of contribution to the firm’s objectives and his or her tenure with the firm.
          Ownership of Securities (As of June 30, 2006). Neither Mr. Cohen nor Mr. Burnham beneficially owned any shares of the Funds as of June 30, 2006.

Real Asset Fund
     AEW Management and Advisors, L.P.
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Matthew A. Troxell
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. AEW is not aware of any material conflicts of interest that may arise in connection with simultaneously managing this account and other accounts.
          Compensation. Portfolio Manager compensation is composed of two parts: base salary and incentive compensation. The firm’s base salary structure is designed to reflect market rates for the various disciplines within the company, such as investment management, asset management and accounting. To determine appropriate “market ranges” for the various functional areas (based on specific job characteristics and years of experience), AEW uses the services of an independent consulting firm, which performs research into the compensation practices of firms similar to AEW within the industry. Base salaries are supplemented by year-end incentive compensation awards, which account for a significant portion of total compensation. The awarding of incentive compensation is based upon the achievement of corporate objectives and specific individual goals, which are generally tied to the achievement of client objectives. The firm’s operating margins for the year determine the availability of funds for incentive compensation.
          Additionally, AEW’s senior professionals, including portfolio manager Matthew A. Troxell, share in a portion of incentive fees earned on specific accounts within AEW’s Real Estate Securities business unit. As a Principal of the firm, Mr. Troxell is also eligible to participate AEW’s Equity Sharing Program, which gives Principals of the firm economic interests in a portion of the firm’s profits, and a long-term contribution plan.
          Ownership of Securities (As of June 30, 2006). Mr. Troxell did not beneficially own any shares of the Funds as of June 30, 2006.
     Real Estate Management Services Group, LLC
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Edward W. Turville
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
John E. Webster, II
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
          Material Conflicts of Interest. The Real Estate Management Services Group does not believe that any material conflicts exist between Mr. Turville’s and Mr. Webster’s portfolio management of the Portfolios and their management of Wilmington Real Asset Fund.
          Compensation. Mr. Turville and Mr. Webster are owners of REMS. For their services, Mr. Turville and Mr. Webster each receive a fixed annual salary plus a bonus which has been fixed for a number of years. In addition, as owners of REMS, Mr. Turville and Mr. Webster are entitled to receive distributions from REMS’ net profits. Mr. Turville and Mr. Webster do not receive compensation that is based upon the Real Asset Fund’s, or any private account’s pre- or after-tax performance or the value of assets held by such entities. Mr. Turville and Mr. Webster do not receive any special or additional compensation from REMS for their services as Portfolio Manager.
          Ownership of Securities (As of June 30, 2006). Mr. Turville and Mr. Webster each beneficially owned shares of the Real Asset Fund in the range of $50,001-$100,000 as of June 30, 2006.
     Standish Mellon Asset Management Company LLC
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
			subject to a	subject to a
Portfolio Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Robert M. Bayston
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Aimee M. Figueiredo
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Nate D. Pearson
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

          Material Conflicts of Interest. Standish Mellon believes that no material conflicts of interest exist.
          Compensation. Standish Mellon offers attractive compensation opportunities to all employees, including portfolio managers, analysts, traders, marketers and client service personnel. Our goal is to provide a performance-oriented environment with incentive compensation programs that are tied to the profitability and sustained growth of the firm. We provide a disciplined and structured process of reward and evaluation to attract and retain high-performing employees who are critical to Standish Mellon’s on-going success. Our competitive compensation package, which is not formula driven, includes base pay and bonus. The criteria on which we base employee salaries and bonus awards have not changed over the last five years.
          Our compensation is comprised of base salary, annual incentive and long-term incentive for a select group of key professionals. We do not target percentages of compensation for base salary vs. performance bonus.
          Using a combination of quantitative and qualitative factors, including asset growth and performance, we base incentives on each employee’s completion of his/her individual goals and his/her contributions to the team and the company. We conduct these reviews on a case-by-case basis and do not assess weights in determining total compensation.
          As a wholly owned subsidiary of Mellon Financial Corporation (NYSE: MEL), Standish Mellon is publicly owned and does not offer direct equity ownership, nor does it offer phantom stock. Only those employees who own Mellon stock have equity ownership in the firm. In addition to matching employee 401k contributions with Mellon stock, Mellon offers the following opportunity for employees to acquire shares of Mellon stock:

•	Employee Stock Purchase Plan (ESPP) offers Mellon employees the opportunity to purchase Mellon Stock at a discounted price. All active employees are eligible to participate in the ESPP.

          Funding for the Standish Mellon Annual Incentive Plan and Long Term Incentive Plan is comprised of a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish Mellon’s performance. Using a combination of quantitative and qualitative factors, including asset growth and performance, we base incentives on each employee’s completion of individual goals and contributions to the team and the company. We conduct these reviews on a case-by-case basis and do not assess weights in determining total compensation.
Ownership of Securities (As of June 30, 2006). Mr. Bayston, Ms. Fiqueiredo and Mr. Peason did not own shares of the Funds as of June 30, 2006.
BROKERAGE ALLOCATION AND OTHER PRACTICES
BROKERAGE TRANSACTIONS. The investment adviser and/or sub-advisers place portfolio transactions on behalf of each Fund, select broker-dealers for such transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Portfolio transactions placed by the investment adviser or a sub-adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or a sub-adviser. Debt securities purchased and sold by the Funds are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. Prior to the collapse of the master/feeder structure on July 1, 2005, brokerage commissions were paid by the master series of WT Investment Trust I. Brokerage commissions after July 1, 2005 were paid by the Funds of the Trust. Brokerage commissions paid by the Funds for the last three fiscal years ended June 30 are as follows:

	12 Months Ended		12 Months Ended	12 Months Ended
	6/30/06		6/30/05	6/30/04

Large-Cap Fund	$	[ ]	$102,410	$140,911
Mid-Cap Fund	$	[ ]	$70,664	$96,392
Small-Cap Fund	$	[ ]	$167,942	$261,688
International Fund	$	[ ]	$436,128	$605,016
Real Asset Fund	$	[ ]	$90,499	N/A
When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Funds. Since inception, the Funds paid brokerage commissions to Wilmington Brokerage Services Co., an affiliate of RSMC, as follows:

	Aggregate Dollar Amount of Brokerage
	Commissions Paid
	12 Months Ended
	6/30/06	6/30/05
Large-Cap Fund	$[ ]	$78,188
Mid-Cap Fund	$[ ]	$63,333
Small-Cap Fund	$[ ]	$158,041
Real Asset Fund	$[ ]	$62,529
The table below shows, for the fiscal year ended June 30, 2006, the percentage of aggregate brokerage commissions paid to Wilmington Trust Investment Management LLC and the percentage of the respective Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through Wilmington Trust Investment Management LLC.

	Percentage of the		Percentage of the
	Fund’s Aggregate		Fund’s Aggregate
	Brokerage		Dollar Amount of
	Commissions Paid		Transactions
Large-Cap Fund	[ ]	%	[ ]	%
Mid-Cap Fund	[ ]	%	[ ]	%
Small-Cap Fund	[ ]	%	[ ]	%
Real Asset Fund	[ ]	%	[ ]	%
BROKERAGE SELECTION. The primary objective of the investment adviser and sub-advisers in placing orders on behalf of the Funds for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the investment adviser or sub-adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Funds or to the investment adviser or sub-advisers. The allocation of portfolio transactions may take into account the receipt of research reports and services of brokerage firms. The investment adviser or sub-adviser may place trades with certain brokers with which it is under common control, including Wilmington Brokerage Services Co., an indirect, wholly-owned subsidiary of Wilmington Trust Corporation and an affiliate of RSMC, provided that the investment adviser or sub-adviser determines that the affiliate’s services and costs are comparable to those of non-affiliated, qualified brokerage firms.
In selecting and monitoring broker-dealers and negotiating commissions, the investment adviser or a sub-adviser considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.

A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser or sub-adviser may use such broker-dealers to effect securities transactions. In selecting a particular broker or dealer to effect transactions for the Funds, preference may be given to brokers who provide research or statistical material or other services to the Funds, to the adviser or to a sub-adviser, subject to the investment adviser’s and sub-advisers’ duty to seek best execution.
Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser and sub-advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), the investment adviser and sub-advisers are required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser or sub-adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a higher broker commission than those available from another broker.
Research services received from broker-dealers supplement the investment adviser or sub-adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.
Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser’s personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not directly fund transactions to dealers solely on the basis of research services provided.
ALLOCATION OF FUND TRANSACTIONS. Some of the investment adviser’s or sub-advisers’ other clients have investment objectives and programs similar to that of the Funds. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Funds. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro-rata basis and purchases and sales are normally allocated between the Fund and the other clients as to an amount according to a formula determined prior to the execution of such transactions.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of each Fund: Institutional Shares, Class A Shares and Service Shares classes. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of each Fund each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that (i) Class A Shares bear Rule 12b-1 distribution expenses of 0.25% of the average net assets of such class and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid, and (ii) the Service Shares bear a shareholder service fee of 0.25% of the average net assets of the Service Shares.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the net asset value of the Class A and Service Shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and each class, as the case may be, take separate votes on matters affecting only that Fund or class thereof.
The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus. Additional methods to purchase shares are as follows:
Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.
Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semi annually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust’s trust account clients since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.
Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Trust, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. The Trust reserves the right to vary its minimum purchase requirements for employees participating in a PIP.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semi annually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust’s trust accounts or certain Service Organizations because a similar service is provided through those organizations.
Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.
Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Trust will act as quickly as possible to minimize delay.
The value of shares redeemed may be more or less than the shareholder’s cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.
A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In the case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.
Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.
PRICING OF SHARES. For each Fund the NAV per share is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Funds are open for business. The Funds are only open on days when the Exchange and the transfer agent are open for business.
In valuing the Funds’ assets, a security listed on an exchange (and not subject to restrictions against sale by a Fund on an Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by a Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days and on which the International Fund’s NAV is not calculated and investors will be unable to buy or sell shares of the Fund. Calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the International Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
DIVIDENDS
Dividends, if any, from the Funds’ net investment income are declared and paid quarterly to the shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.
TAXATION OF THE FUNDS
GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify to be classified as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify or continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, interest, net short-term capital gain determined without regard to the deduction for dividends paid and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the “Distribution Requirement”) as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of each Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Fund’s total assets and that does not represent more than 10% of such issuer’s outstanding voting securities; and (3) at the close of each quarter of each Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of (i) any one issuer, (ii) any two or more issuers that each Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses, or (iii) one or more “qualified publicly traded partnerships.”
To the extent each Fund qualifies for treatment as a RIC, each Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.
If a Fund fails to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates with no deduction for dividends paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as a dividend. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.
Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
A Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. A Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis in its Fund shares by the difference between (i) the amount of capital gains that the Fund elected to include in the shareholder’s income and (ii) the tax deemed paid by the shareholder. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund and is not eligible for the dividend received deduction for corporate shareholders. Under present law, an individual’s long-term capital gains are taxed at a stated maximum rate of 15%. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. This amount will be reflected on Form 1099-DIV issued to each shareholder for the current calendar year.

If a Fund has dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.
Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by a Fund and received by the shareholders on December 31 of that year even if they are paid by a Fund during the following January. Accordingly, such distributions will be taxed to the shareholders in the year in which that December 31 falls, regardless of whether it is paid in January of the following year.
Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.
Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder’s shares, the shareholder will realize taxable gain or loss depending upon such shareholder’s basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are generally deductible only against capital gains except for individuals, who may deduct up to $3,000 against any ordinary income.
It is anticipated that all or a portion of the dividends from the net investment income of a Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends-received deduction with respect to all or a portion of the ordinary income dividends paid (other than capital gains dividends), to the extent of a Fund’s aggregate dividends received. The aggregate dividends received includes only dividends received from domestic corporations other than certain exempt organizations and REITS. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax (“AMT”). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Under current law, individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from qualified foreign corporations in limited instances.
Each Fund will inform shareholders within 60 days after their fiscal year end of the percentage of its dividends designated as (i) qualifying for the dividends-received deduction and (ii) qualified dividend income (taxable, under present law, at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income).
FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known.
If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Fund. If the election is made, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by a Fund that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. Each Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Fund makes this election, individual shareholders who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without having to file Form 1116 that otherwise is required.
Each Fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation – other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder — that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, a Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if a Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three taxable years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, a Fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.
Alternatively, each Fund may elect to “mark-to-market” its marketable stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by a Fund for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, any mark-to-market gains or losses are treated as ordinary income. Any mark to market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.
HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for Federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event.
SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by a Fund has a long-term holding period.
WASH SALES. A Fund may in certain circumstances be negatively impacted by certain special rules of the Code and Regulations relating to “wash sales.” In general, the “wash sale” rules prevent the recognition of loss by a taxpayer from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period. Thus, the wash sale rules could prevent the current recognition for tax purposes of a loss realized by a Fund from the sale of a security if within 30 days before or 30 days after the sale, that Fund were to acquire substantially identical securities or enter into a contract or option to acquire such securities.
STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain “wash sale” rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only temporary regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions may not be entirely clear in all instances.
CONSTRUCTIVE SALE. If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.
BACKUP WITHHOLDING. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Each Fund will provide an information return to shareholders describing the Federal tax status of the dividends paid by a Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then a Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made.

Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the Federal, state and local taxation of capital gains distributions.
STATE AND LOCAL TAXES. Shortly after the end of each year, PFPC calculates the Federal income tax status of all distributions made during the year. In addition to the Federal income tax consequences described above, shareholders should consider and discuss with their own tax advisors the potential state and local tax consequences of an investment in a Portfolio. State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A shareholder’s share of the taxable income or loss of a Portfolio generally must be included in determining his/her reportable income for state and local tax purposes in the jurisdiction in which he/she resides.
The foregoing tax discussion is a general and abbreviated summary of the applicable tax implications of an investment in a Fund and is included for general informational purposes only and may not be relied upon as tax advice. The summary is based on the current federal tax laws (the Code, regulations and cases), which laws and the interpretation thereof is subject to change by legislative, administrative or judicial action at any time. The summary does not address or analyze any potential state, local or foreign tax consequences of an investment in a Fund, which laws may materially differ from the federal rules as set forth herein. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws. To ensure compliance with Treasury Department Circular 230, potential Investors are hereby notified that: (1) any discussion of federal tax issues herein is not intended or written to be relied upon, and cannot be relied upon by investors for the purpose of avoiding penalties that may be imposed on investors under the Code; (2) such summary is written in connection with the promotion or marketing of the transactions or matters addressed herein by a Fund and (c) investors should seek advice based on their particular circumstances form an independent tax advisor.
FINANCIAL STATEMENTS
     Audited financial statements and financial highlights of each of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund, and Wilmington Multi-Manager Real Asset Fund for the fiscal year ended June 30, 2006, are set forth in the Annual Report to shareholders, including the notes thereto and the report of [                    ] thereon. The Annual Report is incorporated herein by reference.

APPENDIX A
OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES
REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the Prospectus, the investment adviser or the sub-advisers of each Fund may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.
In addition to the products, strategies and risks described below and in the Prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund’s investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.
COVER REQUIREMENTS. No Fund will use leverage in their options, futures, and in the case of the Short-Term Bond Fund, forward currency. Accordingly, each Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of a Fund’s assets could impede portfolio management, or a Fund’s ability to meet redemption requests or other current obligations.
OPTIONS STRATEGIES. A Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.
Each Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to a Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and a Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.
Each Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables a Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to a Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit a Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.
Each Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, a Fund may purchase a put option on other carefully selected securities in which it is authorized to

A-1

invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.
Each Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by a Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by a Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, a Fund will be obligated to sell the security at less than its market value.
Each Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, a Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case a Fund would expect to suffer a loss.
Each Fund may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Fund invests. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of indices on which options are purchased or written.
Each Fund may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. A Fund would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call. A Fund would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, a Fund will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the

A-2

put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Each Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices (“index warrants”). An index warrant is usually issued by a bank or other financial institution and gives a Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, a Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if a Fund holds a put warrant and the value of the underlying index falls, a Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. A Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; a Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If a Fund does not exercise an index warrant prior to its expiration, then a Fund loses the amount of the purchase price that it paid for the warrant.
Each Fund will normally use index warrants as it may use index options. The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at any time or in any quantity.
OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:
1.	Each Fund will write only covered options, and each such option will remain covered so long as a Fund is obligated thereby; and

2.	No Fund will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.
SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, a Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Fund may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Fund is unable to effect a closing purchase transaction with respect to options it has acquired, a Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, a Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and a Fund may experience material losses due to losses on the option transaction itself and in the covering securities.
In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

A-3

1.	The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2.	Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a Fund will realize a loss in the amount of the premium paid and any transaction costs.

3.	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although a Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4.	With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If a Fund writes a call option on an index, a Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If a Fund holds an index option and exercises it before the closing index value for that day is available, a Fund runs the risk that the level of the underlying index may subsequently change.

5.	A Fund’s activities in the options markets may result in a higher Fund turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.
FUTURES AND RELATED OPTIONS STRATEGIES. Each Fund may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.
Each Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of a Fund’s securities holdings. To the extent that a portion of a Fund’s holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Fund correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of a Fund’s holdings. A Fund may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion.

A-4

This strategy may minimize the effect of all or part of an increase in the market price of securities that a Fund intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.
As in the case of a purchase of an index futures contract, a Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that a Fund plans to acquire at a future date. A Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by a Fund. This is analogous to writing covered call options on securities. A Fund also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by a Fund.
FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Fund has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.
1.	Each Fund will engage only in covered futures transactions, and each such transaction will remain covered so long as a Fund is obligated thereby.

2.	No Fund will write` options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.
SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as “initial margin.” When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to market.” For example, when a Fund purchases a contract and the value of the contract rises, a Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Fund is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Fund’s obligations to or from a clearing organization.
Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and

A-5

therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.
In considering a Fund’s use of futures contracts and related options, particular note should be taken of the following:
1.	Successful use by a Fund of futures contracts and related options will depend upon the investment adviser’s ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to a Fund. If the price of the futures contract moves more than the price of the underlying securities, a Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2.	In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3.	Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an

A-6

exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

4.	Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5.	Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6.	As is the case with options, a Fund’s activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.
HEDGING STRATEGIES. The Short-Term Bond Fund’s investment adviser may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Short-Term Bond Fund. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.
The Short-Term Bond Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund’s positions. When the investment adviser believes that a particular currency may decline compared to the U.S. dollar, a Fund may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of a Fund’s securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when a Fund anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.
The Short-Term Bond Fund also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Short-Term Bond Fund may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Short-Term Bond Fund or which the investment adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. A Fund also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect a Fund’s securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Short-Term Bond Fund may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

A-7

The Short-Term Bond Fund will not enter into an options, futures or forward currency contract transaction that exposes the Short-Term Bond Fund to an obligation to another party unless a Fund either (i) owns an offsetting (“covered”) position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.
SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS
Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Funds position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.
As with other options and futures positions, the Short-Term Bond Fund’s ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Short-Term Bond Fund will not purchase or write such positions unless and until, in the investment adviser’s opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Fund will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.
Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Short-Term Bond Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.
SWAP AGREEMENTS. The Short-Term Bond Fund may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Short-Term Bond Fund and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Short-Term Bond Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

A-8

The Short-Term Bond Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Short-Term Bond Fund anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Short-Term Bond Fund is contractually obligated to make or receive. If the counter party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive. A Fund will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.
Whether the use of swap agreements will be successful in furthering a Fund’s investment objective will depend on the investment adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. A Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, a Fund will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under a Fund’s repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

A-9

APPENDIX B
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. In that event, the investment adviser or sub-advisers will consider whether it is in the best interest of a Fund to continue to hold the securities.
Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.
An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.
Fitch credit ratings are an opinion on the relative ability of an entity’s financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s employs the following:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

B-1

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P
An S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative — grade capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weak capacity to meet its financial commitments over the short-term compared to other speculative — grade obligations.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

B-2

“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Fitch
Fitch short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
“F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
“B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

B-3

“C” — Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.
“RD” — Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.
“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations.
“NR” — This designation indicates that Fitch does not publicly rate the issuer or issue in question.
“Withdrawn” — A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.
Long-Term Credit Ratings
Moody’s
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its

B-4

generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C”

B-5

rating also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“N.R.” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
The following summarizes long-term ratings used by Fitch:
“AAA” — Securities considered to be investment grade and of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — Securities considered to be investment grade and of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
“BBB” — Securities considered to be investment grade and of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

B-6

“BB” — Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
“B” — Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
“CCC,” “CC” and “C” — Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.
“DDD,” “DD” and “D” — Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.
Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.
Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.
“NR” indicates that Fitch does not publicly rate the issuer or issue in question.
Notes to Short-Term and Long-Term Credit Ratings
Moody’s
Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (“UPG”), on review for possible downgrade (“DNG”), or more rarely with direction uncertain (“UNC”). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.
Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (“POS”), Negative (“NEG”), Stable (“STA”) and Developing (“DEV” — contingent upon an event). In the few instances where an issuer has multiple outlooks of

B-7

differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A “RUR” (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, “NOO” (No Outlook) may be displayed.
S&P
Creditwatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.
Rating Outlook: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.
•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.
Fitch
Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be “positive”, “stable” or “negative”. A positive” or “negative” Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which

B-8

outlooks are “stable” could be upgraded or downgraded before an outlook moves to “positive” or “negative” if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
“MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.
“VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

B-9

“VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by S&P for municipal notes:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

B-10

APPENDIX C
RODNEY SQUARE MANAGEMENT CORPORATION
PROXY POLICIES, PROCEDURES, AND VOTING GUIDELINES
SPECIFIC TO THE WT MUTUAL FUND
I.	Introduction

Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) provides that it will be a fraudulent, deceptive or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities unless the investment adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients. In addition, Rule 204-2 under the Advisers Act sets forth record-keeping requirements.

These procedures apply to registered investment advisers who have implicit or explicit voting authority over client securities. For Rodney Square Management Corporation (“RSMC”), these Policies, Procedures, and Voting Guidelines are intended to form the basis for voting, recording and providing required disclosures to the WT Mutual Fund (the “Trust”), RSMC’s only advisory client.

The Trust has adopted related policies and procedures to comply with similar regulatory requirements under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

II.	Proxy Voting Delegation
A.	From the Trust to RSMC and affiliated Investment Advisers:
1.	The Trust has numerous investment portfolios (“Funds”), most of which are advised by RSMC, and others that are managed by Investment Advisers that are affiliated with RSMC. In addition, portions of some Funds are managed by Sub-Advisers.

2.	The voting of proxies for securities held by the Trust has been delegated by the Trust’s Board of Trustees (the “Trustees”) to RSMC and its affiliated Investment Advisers.
B.	From RSMC to Wilmington Trust Company:
1.	Pursuant to a Services Agreement between RSMC and its affiliate, Wilmington Trust Company (“Wilmington Trust”), certain dual employees of RSMC and Wilmington Trust may be authorized to

C-1

coordinate the casting of proxy votes on behalf of RSMC’s clients, provided that the procedures and guidelines herein are followed by such individuals.
C.	From RSMC to Sub-Advisers for the Multi-Manager International Fund:
1.	An Investment Adviser may further delegate proxy voting

responsibilities to one or more Sub-Advisers to a Fund if it is deemed that the Sub-Adviser(s) has the best level of expertise in a particular type of securities, or for other compelling reasons.

2.	Currently, RSMC has elected to delegate voting on behalf of the Multi-Manager International Fund to the Sub-Advisers currently managing portions of that Fund.
III.	Proxy Voting Policies and Procedures
A.	General Policy Statement:
1.	Based on the premise that an issuer’s board of directors can properly assess the best course for a company and will act in the best interests of the shareholders in pursuing maximum long-term value, proxies will generally be voted as recommended by the issuer’s board of directors, except in cases where stockholder rights are substantially impaired, or as otherwise stated below.

2.	As new issues arise and trends develop, voting practices will be modified accordingly.

3.	Proxy voting for securities held by RSMC-advised Funds is conducted in accordance with Proxy Voting Guidelines set forth herein that Wilmington Trust has independently developed over time.

4.	An independent proxy service, Institutional Shareholder Services (“ISS”), provides the mechanism through which the proxies for securities held by RSMC-advised Funds are voted, but the voting of those proxies is directed by Wilmington Trust’s proxy analyst and is entirely based on Wilmington Trust’s Proxy Voting Guidelines.

5.	The proxy analyst conducts appropriate research based upon data gathered from the issuer’s proxy documents, ISS research material, financial publications, and other sources.

C-2

B.	Additions to and Deviations from Proxy Voting Guidelines:
1.	When a significant issue arises that is not addressed by Proxy Voting Guidelines currently in effect, the proxy analyst brings it to the attention of Wilmington Trust’s Securities Review Committee (the “Review Committee”). The Review Committee determines how the proxy should be voted and such determinations may result in the adoption of a new voting guideline.

2.	If the proxy analyst perceives the presence of special circumstances that would warrant making an exception to a guideline, the proxy analyst must refer the matter to the Review Committee for final determination. The exception may then become the rule should the Review Committee decide that an existing guideline should be reversed in light of changing times and circumstances.
C.	Conflicts of Interest:
1.	A potential conflict of interest may exist when RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund and that could compromise RSMC’s independence of judgment and action in voting the proxy in the best interests of a Fund’s shareholders.

2.	In general, RSMC believes that consistently voting in accordance with the Proxy Voting Guidelines will address most anticipated conflicts of interest, as this process ensures that where there is a conflict of interest the proxy will be voted no differently than it would be voted in the absence of such conflict.

3.	Should RSMC deviate from the Proxy Voting Guidelines on a particular vote, then each matter being voted upon will be carefully assessed by the proxy analyst and the Review Committee to determine if a conflict of interest is present.

4.	In the event of a material conflict of interest, the Committee shall determine an appropriate resolution, which may include consultation with the Trust’s management or Trustees, analyses by independent third parties, or other means necessary to ensure and demonstrate that a proxy was voted in the best interests of the Fund’s shareholders and was not affected by RSMC’s or another party’s conflict.

C-3

D.	Written Analysis:
1.	Written analysis and related documentation must be retained to support (i) any conclusion as to how to cast votes with respect to changes to or deviation from current Proxy Voting Guidelines and/or
(ii) the resolution of conflict of interest on a particular vote.

2.	This material should be preserved by RSMC, provided to the Trust, and maintained in the proxy voting files. However, public disclosure of such analysis is not required.
IV.	Proxy Voting Guidelines Updated as of July 1, 2005
A.	RSMC will generally vote with an issuer’s management by voting:
1.	For election of directors;

2.	For appointment of auditors;

3.	For uncontested mergers;

4.	For proposals to establish a staggered board;

5.	For proposals to require that directors can be removed only for cause;

6.	For proposals to increase authorized shares;

7.	For proposals to require supermajority vote for takeover-related events – provided there is a “fair price” provision but we vote against management in the absence of such fair price provision;

8.	For proposals to limit director liability and indemnify directors, if the proposal provides that directors would remain liable and would not be indemnified should it be determined that there was willful misconduct on their part. We do not vote in favor of indemnification if there is pending litigation against directors;

9.	For executive stock option plans, employee stock-purchase plans, and compensation-related proposals in general, except we vote against proposals to re-price options;

10.	For proposals from heretofore tax-exempt funds to remove limits on investments in securities that are not exempt from the federal alternative minimum tax;

11.	For proposals to reincorporate in tax havens like Bermuda and the

C-4

Cayman Islands;

12.	As management recommends on proposals to eliminate or establish preemptive rights;

13.	As management recommends on proposals to eliminate or establish cumulative voting;

14.	Against shareholder proposals that the company not provide pension benefits to non-employee directors;

15.	Against shareholder proposals to require a shareholder vote on large issuances of voting shares to a single person or group;

16.	Against shareholder proposals to require confidential voting;

17.	Against shareholder proposals to change the company’s requirements regarding independent directors, provided that the company is meeting the standards determined appropriate by NASDAQ and the New York Stock Exchange and approved by the Securities and Exchange Commission;

18.	Against shareholder proposals to subscribe to McBride Principles in Northern Ireland, or to cease doing business in countries with human rights violations.

19.	Against shareholder proposals to limit “golden parachutes;”

20.	Against shareholder proposals to limit the money paid to the company’s auditors for non-auditing services;

21.	Against shareholder proposals to index options;

22.	Against shareholder proposals to expense options; and

23.	With respect to mutual funds, for proposals to allow fund mergers to occur without shareholder vote being required, subject to the rules of the Investment Company Act of 1940.
B.	RSMC will generally vote against an issuer’s management by voting:
1.	For shareholder proposals requesting that management rescind takeover-related rights plans, except we don’t oppose the rights plan if it has a permitted bid provision and the provision is reasonable;

C-5

2.	For shareholder proposals to amend the by-laws of Delaware corporations to provide that they will no longer be governed by Section 203 of the Delaware General Corporation Law;

3.	For shareholder proposals to exclude abstentions when tabulating votes;

4.	Against proposals to establish a new class of common stock with magnified voting power;

5.	Against proposals to eliminate shareholder action by written consent;

6.	Against proposals to require that shareholder meetings can only be called by the board of directors. However, we favor provisions whereby special shareholder meetings can be called by an individual or group with at least ten percent voting power, and oppose proposals that would move the threshold away from ten percent — either higher or lower;

7.	Against proposals to authorize the board to adopt, amend, or repeal the company’s by-laws without shareholder vote;

8.	Against proposals to require more than a simple majority shareholder vote to remove directors for cause;

9.	Against proposals to re-price options;

10.	With respect to British companies, against proposals to disenfranchise shareholders who own more than a certain percentage of the outstanding stock and do not respond quickly enough to the company’s request to disclose the size of their holdings;

11.	With respect to French companies, against proposals to allow the board to issue stock in response to a takeover offer; and

12.	With respect to mutual funds,
a.	against proposals to change a fund’s investment objective, unless there is an extremely compelling reason,

b.	against proposals to eliminate the requirement that changes in a fund’s investment objective be subject to shareholder vote,

c.	against proposals to change any of a fund’s investment policies in a manner that would be counter to the fund’s investment objective, and

C-6

d.	if it is apparent that one of the fund’s investment policies could be changed in a manner that would be counter to the fund’s investment objective, against a proposal to eliminate the shareholder vote required to change that particular investment policy.
V.	Proxy Voting Record-keeping
A.	RSMC’s Record-keeping Responsibilities under the Advisers Act:

In compliance with the rule amendments that require advisers to maintain certain records relating to the proxy votes cast for clients, RSMC shall maintain the following records:
1.	Copies of all proxy voting policies, procedures, and voting guidelines;

2.	Copies of each proxy voting statement received regarding client securities;

3.	Records of each vote cast;

4.	Copies of any documents created by RSMC that were material to making a decision on how to vote a proxy, or that memorialize the basis for such decision, including written consents from clients.

5.	Copies of all written client requests for proxy voting records and any written response from RSMC to any (written or oral) request for such information.

6.	RSMC shall keep its proxy voting books and records, including all of the above items, in an easily accessible place for six years (the first two years in an appropriate office of RSMC).
B.	RSMC’s Record-keeping Responsibilities under the Investment Company Act:
1.	RSMC shall maintain separate records of each proxy vote it casts on behalf of each Fund during the 12-month period ended June 30th of each year in the following format:
NAME OF THE ISSUER OF THE FUND SECURITY
EXCHANGE TICKER SYMBOL OF THE FUND SECURITY
(IF REASONABLY AVAILABLE)
CUSIP NUMBER FOR THE FUND SECURITY
(IF REASONABLY AVAILABLE)
SHAREHOLDER MEETING DATE
BRIEF SUMMARY OF EACH MATTER VOTED UPON
WHETHER THE MATTER WAS PROPOSED BY THE ISSUER OR
BY A SECURITY HOLDER

C-7

WHETHER RSMC VOTED THE FUND’S SHARES ON THE MATTER
HOW THE VOTE WAS CAST – “FOR,” ”AGAINST,” “ABSTAIN,”
OR “WITHHELD” REGARDING ELECTION OF DIRECTORS
WHETHER RSMC VOTED THE FUND’S SHARES
WITH OR AGAINST THE ISSUER’S MANAGEMENT
2.	RSMC will also support and coordinate all reporting and disclosure requirements.

3.	ISS or another third-party administrator maybe engaged to perform some or all of the activities described herein.
VI.	Disclosure Requirements
A.	Disclosure of Proxy Voting Policies, Procedures, and Records:
1.	RSMC shall prepare a concise summary of this document for delivery to any client upon request.

2.	The summary should also indicate that a copy of the complete Proxy Policies, Procedures, and Voting Guidelines is available upon request by clients.

3.	RSMC shall also inform clients how to obtain information on how their securities were voted.
Adopted as of July 1, 2005 and ratified and confirmed by the Trustees on September 1, 2005; structural conforming changes made January 2006 and June 2006

C-8

APPENDIX D
Julius Baer Investment Management LLC
PROXY VOTING PROCEDURES
January 17, 2006
     A. General
          It is the policy of Julius Baer Investment Management LLC (“JBIM”) to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of all clients for JBIM provides discretionary investment management services and have authority to vote their proxies.
          JBIM may vote proxies as part of its authority to manage acquire and dispose of account assets. JBIM will not vote proxies if the advisory agreement does not provide for JBIM to vote proxies or the “named fiduciary” for an account has explicitly reserved the authority for itself.
          When voting proxies for client accounts, JBIM’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, JBIM will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.
     B. Proxy Oversight Committee
          In order to properly monitor the proxy voting process, a Proxy Oversight Committee (“Committee”) shall meet periodically to evaluate the effectiveness of JBIM’s proxy voting process, and to address potential conflicts of interest as they arise. The members of the Committee include the individuals listed in Appendix A (attached hereto), and shall be selected from personnel of JBIM consisting of executive, compliance, legal, and operations.
     C. Procedures
     JBIM Operations Department (“OPS”) is responsible for establishing all new accounts on the Charles River System. A New Account Checklist which is signed and approved by all key departments of JBIM is circulated along with the agreed upon Investment Guidelines for that client. OPS will code the applicable client account as “proxy voting” by including it in the proxy voting group on Charles River.
     To assist JBIM in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, JBIM has retained the proxy voting and recording services of Institutional Shareholder Services (“ISS”). ISS is an independent third-party

D-1

service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. JBIM intends to vote in accordance with ISS’s recommendations to address, among other things, any material conflicts of interests between clients and the interests of JBIM or its affiliates. The ISS predetermined guidelines are list as Appendix B.
     In order to ensure that ISS performs its delegated duties, OPS will provide the client’s custodian a letter authorizing the custodian to forward proxy ballots to ISS. In addition, ISS is sent a copy of this letter so that it may initiate a relationship with the custodian. ISS will provide an exception list of those accounts for which ballots are not yet being received. OPS will follow up with the relevant custodian to resolve outstanding matters. OPS will also supply at least on a monthly basis a full listing of positions so that ISS may ensure that they are completely voting all ballots.
C. Conflicts of Interest
     JBIM is sensitive of conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:
(i)	A principal of JBIM or any person involved in the proxy decision- making process currently serves on the company’s Board

(ii)	An immediate family member of a principal of JBIM or any person involved in the proxy decision-making process currently serves as a director or executive officer of the company.

(iii)	The company is a client of the firm (or an affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm’s revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.
     This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the CCO of JBIM
     Under such circumstances, JBIM will vote in accordance with ISS’ predetermined guidelines, except as described below in section D.
     D. ISS Overrides
     JBIM has provided implied consent to ISS to vote in accord with their recommendation and will generally do so, JBIM Portfolio Management retains the ability through an online platform (VOTEX) to override any such vote that it believes would be in a client’s best interest. In cases where JBIM Portfolio Management believes there may be an actual or perceived conflict of interest, the manager must prepare documentation of the investment rationale for the decision, the conflict of interest and the method in which the conflict would be addressed and present all such documentation to the Committee

D-2

prior to providing voting instructions to ISS. The Committee shall consider all such information and either approve or disapprove the portfolio manager’s request. Committee minute and all such documentation shall be maintained as part of the firm’s books and records.
E. Monitoring
     ISS will provide ad-hoc reporting as well as quarterly board reporting for client which details the voting record and denotes any exceptions wherein JBIM has deviated from its normal policy. If such activity is detected, OPS will elevate the report to Senior Management, including the Head of Legal and Compliance and the Chief Compliance Officer (“CCO”). JBIM Portfolio Management will provide the JBIM’s CCO with a written explanation of the reason for the exception. All such records shall be maintained as part for the firm’s books and records.
     F. Reporting and Disclosure for JBIM
          Once each year, JBIM shall include in its presentation materials to the Boards of Directors of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year. With respect to those proxies that JBIM has identified as involving a conflict of interest, JBIM, LLC shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
          JBIM shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. JBIM shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.
               a. Recordkeeping
JBIM shall retain records relating to the voting of proxies, including:
1. A copy of this proxy voting policy and procedures and ISS Proxy Voting Guidelines relating to the voting of proxies.
2. A copy of each proxy statement received by JBIM regarding portfolio securities in JBIM client accounts.
3. A record of each vote cast by JBIM on behalf of a client.
4. A copy of each written client request for information on how JBIM voted proxies on behalf of the client account, and a copy of any written response by JBIM to the client account.

D-3

5. A copy of any document prepared by JBIM that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.
          JBIM shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintain its own copies and on proxy statements and records of proxy votes cast by JBIM maintained at ISS. JBIM shall obtain an undertaking from ISS to provide a copy of the documents promptly upon request.
          These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of JBIM.

D-4

List of Members of Proxy Oversight Committee
JBIM Operations
CCO of JB Funds
CCO of JBIM

D-5

APPENDIX E
Goldman Sachs Asset Management
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
Goldman Sachs Asset Management (“GSAM”) has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.
Guiding Principles
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
Public Equity Investments
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

*	For purposes of this Policy, “GSAM” refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.’s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.

E-1

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.
Implementation by Portfolio Management Teams
General Overview
While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.
Active Equity
Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.

E-2

In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts.
As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value.
Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.
Quantitative Equity
Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).
Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.
GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

E-3

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.
Conflicts of Interest
Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.
Fixed Income and Private Investments
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.
External Managers
Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

E-4

Appendix A
ISS Standard Proxy Voting Guidelines Summary
The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

E-5

1. Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
— An auditor has a financial interest in or association with the company, and is therefore not independent, ·
— Fees for non-audit services are excessive, or
— There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
2. Board of Directors
a. Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.
b. Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
c. Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.
d. Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
3. Shareholder Rights
a. Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

E-6

Vote FOR proposals to allow or make easier shareholder action by written consent.
b. Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
c. Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.
d. Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
e. Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
4. Proxy Contests
a. Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
b. Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.
5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for

E-7

shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.
6. Mergers and Corporate Restructurings
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
7. Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
8. Capital Structure
a. Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.
b. Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of non-voting or sub-voting common stock if: ·
— It is intended for financing purposes with minimal or no dilution to current shareholders
— It is not designed to preserve the voting power of an insider or significant shareholder
9. Executive and Director Compensation
Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be

E-8

considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.
Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.
a. Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation
b. Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	Potential voting power dilution is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.
c. Shareholder Proposals on Compensation
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
10. Social and Environmental Issues
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.
In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

E-9

The Boston Company Asset Management, LLC Proxy Voting Policy
APPENDIX F
MELLON FINANCIAL CORPORATION
PROXY VOTING POLICY
(Approved 08/20/04)*
1.	Scope of Policy — This Proxy Voting Policy has been adopted by the investment advisory subsidiaries of Mellon Financial Corporation (“Mellon”), the investment companies advised by such subsidiaries (the “Funds”), and the banking subsidiaries of Mellon (Mellon’s investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the “Subsidiaries”).
2.	Fiduciary Duty — We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser’s duty of loyalty precludes the adviser from subrogating its clients’ interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.
3.	Long-Term Perspective — We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.
4.	Limited Role of Shareholders — We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.
5.	Anti-takeover Proposals — We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.
6.	“Social” Issues — On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.
7	Proxy Voting Process — Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and proxy voting policy
Last Updated: September 2005

F-1

The Boston Company Asset Management, LLC Proxy Voting Policy
updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Mellon Proxy Policy Committee (the “Committee”), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account’s beneficial owners.

8.	Material Conflicts of Interest — We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

9.	Securities Lending — We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10.	Recordkeeping — We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11.	Disclosure — We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the vote is recorded.
proxy voting policy
Last Updated: September 2005

F-2

APPENDIX G
ACADIAN ASSET MANAGEMENT, INC.
Proxy Voting Policy
(as of March 2006)
When voting proxies on behalf of our clients, Acadian assumes a fiduciary responsibility to vote in our clients’ best interests. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Acadian acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Acadian has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.
Proxy Voting Guidelines
Acadian acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. To assist in this effort, Acadian has retained Institutional Shareholder Services (ISS) to research and vote its proxies. ISS provides proxy-voting analysis and votes proxies in accordance with predetermined guidelines. Relying on ISS to vote proxies ensures that Acadian votes in the best interest of its clients and insulates Acadian’s voting decisions from any potential conflicts of interest.
There may be occasions when Acadian determines that not voting a proxy may be in the best interests of clients; for example, when the cost of voting the proxy exceeds the expected benefit to the client. There may also be times when clients have instructed Acadian not to vote proxies or direct Acadian to vote proxies in a certain manner. Acadian will maintain written instructions from clients with respect to directing proxy votes.
Acadian also reserves the right to override ISS vote recommendations under certain circumstances. Acadian will only do so if they believe that changing the vote is in the best interest of clients. All overrides will be approved by an Executive Officer of Acadian and will be documented with the reasons for voting against the ISS recommendation.
Conflicts of Interest
Occasions may arise during the voting process in which the best interest of clients conflicts with Acadian’s interests. In these situations ISS will continue to follow the same predetermined guidelines as formally agreed upon between Acadian and ISS before such conflict of interest existed. Conflicts of interest generally include (i) business relationships where Acadian has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of Acadian has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative.
If Acadian learns that a conflict of interest exists, the Proxy Coordinator will prepare a report to the Compliance Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material, and (iii) procedures to ensure that Acadian makes proxy voting decisions based on the best interests of clients. If Acadian determines that a material conflict exists, it will defer to ISS to vote the proxy in accordance with the predetermined voting policy.
Voting Policies
Acadian has adopted the proxy voting policies developed by ISS. The policies have been developed based on ISS’s independent, objective analysis of leading corporate governance practices and their support of long-term shareholder value. Acadian may change these policies from time to time without providing notice of changes to clients.
ISS proxy voting policies include:
Management Proposals: Proposals introduced by company management will generally be voted in accordance with management’s recommendations on the following types of routine management proposals:
•	Election of Directors (uncontested)

•	Approval of Independent Auditors

•	Executive Compensation Plans

•	Routine Corporate Structure, Share Issuance, Allocations of Income, Scrip Dividend Proposals, Increases in Capital or Par Value, and Share Repurchase Plans.
Shareholder Proposals: At times shareholders will submit proposals that generally seek to change some aspect of a company’s corporate governance structure or its business operations. Proxies will generally be voted against proposals motivated by political, ethical or social concerns. Proposals will be examine solely from an economic perspective. Proxies will generally be voted with management in opposition to shareholder resolutions which could negatively impact the company’s ability to conduct business, and voted in support of the shareholder initiatives concerning the maximization of shareholder value.
Other (Non-Routine) Proposals: Non-routine proposals, introduced by company management or shareholders, are examined on a case-by-case basis. These are often more complex structural changes to a company such as a reorganization or merger, in which a variety of issues are considered including the benefits to shareholders’ existing and future earnings, preservation of shareholder value, financial terms of the transaction and the strategic rationale for the proposal. The following are examples of proposals that are voted on a case-by-case basis:
•	Reorganizations/Restructurings

•	Amendments to the Articles of Association

•	Non-Executive Director Compensation Proposals (cash and share based components)

•	Increasing Borrowing Powers

•	Debt Issuance Requests
Voting Process
Acadian has appointed the head of Operations to act as Proxy Coordinator. The Proxy Coordinator acts as coordinator with ISS including ensuring proxies Acadian is responsible to vote are forwarded to ISS, overseeing that ISS is voting assigned client accounts and maintaining appropriate authorization and voting records.
After ISS is notified by the custodian of a proxy that requires voting and/or after ISS cross references their database with a routine download of Acadian holdings and determines a proxy requires voting, ISS will review the proxy and make a voting proposal based on the recommendations provided by their research group. Any electronic proxy votes will be communicated to the proxy solicitor by ISS’s Global Proxy Distribution Service and ADP’s Proxy Edge Distribution Service, while non-electronic ballots, or paper ballots, will be faxed, telephoned or sent via Internet. ISS assumes responsibility for the proxies to be transmitted for voting in a timely fashion and maintains a record of the vote, which is provided to Acadian on a quarterly basis. Acadian will make votes available to all separately managed accountholders upon request and will communicate votes to all mutual fund clients no less frequently than once a year.
Proxy Voting Record
Acadian’s Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how Acadian/ISS voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.
Obtaining a Voting Proxy Report

Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling Acadian’s Marketing Service Representative, Amy Conklin, at 1-800-946-0166. The report will be provided free of charge.

WT MUTUAL FUND
Roxbury Mid-Cap Fund
Roxbury Small-Cap Growth Fund
1100 North Market Street
Wilmington, Delaware 19890

STATEMENT OF ADDITIONAL INFORMATION
                                        , 2006

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Funds’ current prospectuses, each dated                                      , 2006, as amended from time to time. A copy of each current prospectus and annual and semi-annual reports may be obtained without charge on the Funds’ internet website http://www.RoxburyFunds.com, by writing to Professional Funds Distributor, LLC (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406 or by calling (800) 336-9970. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.
Each Fund’s audited financial statements for the fiscal year ended                                      , 2006, included in the Annual Report to shareholders, are incorporated into this SAI by reference.

GENERAL INFORMATION
WT Mutual Fund (the “Trust”) was organized as a Delaware business trust on June 1, 1994. The Trust has established the following funds described in this SAI: Roxbury Mid-Cap Fund and Roxbury Small-Cap Growth Fund (each a “Fund,” and collectively, the “Funds”). Each of these Funds issue Institutional and Investor Shares. Each Fund is a diversified open-end management investment company. Prior to July 1, 2005, the Funds operated as feeder funds in a master-feeder structure pursuant to which each of these Funds invested in a corresponding “master series” of WT Investment Trust I (the “Master Trust”), which invested directly in investment securities. The investment objective, strategies, policies, and limitations of each of the master series were identical to its corresponding Fund.
INVESTMENT POLICIES
The following information supplements the information concerning each Fund’s investment objective, policies and limitations found in the prospectus.
The Mid-Cap Fund seeks superior long-term growth of capital. The Small-Cap Growth Fund seeks to achieve long-term capital appreciation. The foregoing investment objectives may not be changed without shareholder approval.
The Mid-Cap Fund will invest at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, within the capitalization ranges of companies that make up the S&P MidCap 400 and Russell MidCap Indices.
The Small-Cap Growth Fund will invest at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of companies that make up the S&P SmallCap 600 and Russell 2000 Indices.
The foregoing investment policies may be changed upon 60 days’ written notice to shareholders.
Cash Management. Each Fund will under normal market conditions invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.
Money Market Funds. Each Fund may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”).
U.S. Government Obligations. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Commercial Paper. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by the investment adviser to be of comparable quality.
Bank Obligations. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the United States. Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:
•	Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	Certificates of Deposit. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	Time Deposits. Time deposits are bank deposits for fixed periods of time.
Convertible Securities. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.
The Funds may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser, as applicable, to be of comparable quality. (See “Appendix B” Description of Ratings.”) Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Fund’s purchase of the security, the investment adviser will determine whether it is in the best interest of the Fund to retain the security.

Debt Securities. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
Depositary Receipts. American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
Foreign Securities. Each Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, and (xvii) the risk of war.
Hedging Strategies. Each Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

Illiquid Securities. Each Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by a Fund’s investment adviser to the Board of Trustees.
Investment Company Securities and Exchange Traded Funds. The Funds may invest in investment company securities, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order. It is possible that a Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.
Options on Securities and Securities Indices. Each Fund may purchase call options on securities that the investment adviser intends to include in a Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Funds may purchase put options to hedge against a decline in the market value of securities held in the Funds or in an attempt to enhance return. A Fund may write (sell) put and covered call options on securities in which they are authorized to invest. A Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the assets of a Fund that are invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.
Repurchase Agreements. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.

Restricted Securities. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration. Each Fund is subject to investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.
Securities Lending. Each Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.
Temporary Defensive Position. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

Portfolio Turnover. Portfolio turnover rates for the past 2 fiscal years were:

	12 Months	12 Months
	Ended	Ended
	6/30/06	6/30/05
Mid-Cap Fund	[ ] %	110%
Small-Cap Fund	[ ] %	161%
DISCLOSURE OF FUND HOLDINGS
The Funds have policies and procedures in place regarding the disclosure of Fund securities of the Funds designed to allow disclosure of Fund holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis.
The Funds provide Fund holdings information as required in regulatory filings and shareholder reports, disclose Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities.
The Funds may, but are not required to, post the Fund’s schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, a Fund may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
The Fund may distribute or authorize the distribution of information about a Fund’s holdings that is not publicly available (on a website or otherwise) to a Fund’s or an investment adviser’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of an affected Fund.

In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Portfolios’ investment adviser, sub-adviser, or principal underwriter, or any affiliated person of the Funds, their investment advisers, sub-advisers, or its principal underwriter, on the other, the Trust’s Chief Compliance Officer must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of Fund holdings. The Trust’s Chief Compliance Officer must report all arrangements to disclose Fund holdings information to the Trust’s Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.
Before any non-public disclosure of information about a Fund’s holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in a Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the Fund holdings information only in a manner consistent with the Trust’s policies and procedures and any applicable confidentiality agreement.
Under no circumstances may the Trust or an investment adviser or their affiliates receive any consideration or compensation for disclosing Fund holdings information.
Each of the following third parties have been approved to receive Fund holdings information: (i) the Trust’s sub-administrator and accounting agent; (ii) the Trust’s independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Trust reports or regulatory filings; (iv) the Trust’s custodian in connection with its custody of the Trust’s assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poors. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Trust’s Fund holdings information without specific authorization. The Trust’s investment advisers and service providers will establish procedures to ensure that the Trust’s Fund holdings information is only disclosed in accordance with these policies. The identity of persons with which the Trust has ongoing arrangements to provide portfolio holdings information is set forth below.

Banc of America	Morgan Stanley
Barclays Capital Inc.	Morningstar
Bear Stearns & Co. Inc.	Piper Jaffray & Company
Bloomberg	Plexus
Commerce Capital Markets, Inc.	RBC Dain Rauscher
Factset	Standard & Poor’s
Fidelity	Starboard Capital Markets LLC
Interactive Data	Stephens Inc.
Investedge	Stern, Agee & Leach
Legg Mason Wood Walker	Stone & Youngberg
Lehman Brothers	Thompson Financial
Lipper	Vestek
Longview	Wachovia Securities
Loop Capital Markets	William Blair & Co., L.L.C.
Maslow

INVESTMENT LIMITATIONS
Each Fund has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or redemptions of shares will not be considered a violation of the limitation.
No Fund will as a matter of fundamental policy:
1.	purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.	purchase securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3.	borrow money, provided that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of a Fund’s total assets;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities, provided that a Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act.

The following non-fundamental policies apply to each Fund and may be changed by the Board of Trustees without shareholder approval. No Fund will:
1.	make short sales of securities except short sales against the box;

2.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that a Fund may make initial and variation deposits in connection with permitted transactions in options or future; or

3.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.
TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the investment adviser, or the Trust, within the meaning of the 1940 Act. Each person who is not an “interested person” of the Funds’ investment adviser or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee as it relates to the Trust’s business is 1100 North Market Street, Wilmington, DE 19890.

Number of
			Principal	Funds in Fund
			Occupation(s)	Complex[3]	Other
Name and	Position(s) Held	Term of Office and	During Past	Overseen by	Directorships
Date of Birth	with Trust	Length of Time Served	Five Years	Trustee	Held by Trustee
INTERESTED TRUSTEES

ROBERT J. CHRISTIAN [1] Date of Birth: 2/49	Trustee, President, Chief Executive Officer and Chairman of the Board	Shall serve until death, resignation or removal. Trustee, President and Chairman of the Board since October 1998.	Executive Vice President of Wilmington Trust Company since February 1996; President of Rodney Square Management Corporation (“RSMC”) from 1996 to 2005; Vice President of RSMC since 2005.	27	None

[1]	Mr. Christian is an “Interested Trustee” by reason of his former position with RSMC, an investment adviser to the Trust.

				Number of
			Principal	Funds in Fund
			Occupation(s)	Complex[3]	Other
Name and	Position(s) Held	Term of Office and	During Past	Overseen by	Directorships
Date of Birth	with Trust	Length of Time Served	Five Years	Trustee	Held by Trustee
NEIL WOLFSON [2] Date of Birth: 6/64	Trustee	Shall serve at the pleasure of the Board and until successor is elected and qualified. Trustee since September 2005.	Chief Investment Officer of Wilmington Trust Investment Management, LLC (“WTIM”) since July 2004; Previously, Partner with KPMG from 1996-2004.	27	None

INDEPENDENT TRUSTEES

ROBERT ARNOLD Date of Birth: 3/44	Trustee	Shall serve until death, resignation or removal. Trustee since May 1997.	Founder and co-manages, R. H. Arnold & Co., Inc. (investment banking company) since 1989.	27	First Potomac Realty Trust (real estate investment trust).

DR. ERIC BRUCKER Date of Birth: 12/41	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Professor of Economics, Widener University since July 2004; formerly, Dean, School of Business Administration of Widener University from 2001 to 2004; Previously, Dean, College of Business, Public Policy and Health at the University of Maine from September 1998 to June 2001.	27	None

NICHOLAS GIORDANO Date of Birth: 3/43	Trustee	Shall serve until death, resignation or removal. Trustee since October 1998.	Consultant, financial services organizations from 1997 to present; Interim President, LaSalle University from 1998 to 1999.	27	Kalmar Pooled Investment Trust; Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens).

LOUIS KLEIN, JR. Date of Birth: 5/35	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Self-employed financial consultant since 1991.	31	CRM Mutual Fund Trust; and WHX Corporation (industrial manufacturer).

[2]	Mr. Wolfson is an “Interested Trustee” by reason of his position with WTIM, an affiliate of RSMC.

[3]	The “Fund Complex” consists of the Trust (27 funds) and the CRM Mutual Funds Trust (4 funds).

				Number of
			Principal	Funds in Fund
			Occupation(s)	Complex[3]	Other
Name and	Position(s) Held	Term of Office and	During Past	Overseen by	Directorships
Date of Birth	with Trust	Length of Time Served	Five Years	Trustee	Held by Trustee
JOHN J. QUINDLEN Date of Birth: 5/32	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Retired since 1993.	27	None

MARK A. SARGENT Date of Birth: 4/51	Trustee	Shall serve until death, resignation or removal. Trustee since November 2001.	Dean and Professor of Law, Villanova University School of Law since July 1997.	27	None
As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of the Trust, any of the Funds’ investment advisers or distributor, or any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

Number of
Funds in
			Principal	Fund[3]	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name, Address and	Held with	Length of Time	During Past	Overseen by	Held by
Date of Birth	Trust	Served	Five Years	Trustee	Trustee
ERIC K. CHEUNG 1100 North Market Street Wilmington, DE 19890 Date of Birth: 12/54	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 1998.	Vice President, Wilmington Trust Company since 1986; and Vice President and Director, RSMC since 2001.	N/A	N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 1999.	Vice President, RSMC since 1992.	N/A	N/A

JOHN J. KELLEY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 9/59	Vice President, Chief Financial Officer, Treasurer & Secretary	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since September 2005.	Vice President of RSMC since July 2005; Vice President of PFPC Inc. from January 2005 to July 2005; Vice President of Administration, 1838 Investment Advisors, LP from 1999 to 2005; Chief Compliance Officer, 1838 Investment Advisors, LP from 2004 to 2005.	N/A	N/A

ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Chief Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Chief Compliance Officer, RSMC since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1998 to 2004.	N/A	N/A
Responsibilities of the Board and its Committees. The basic responsibilities of the Trustees are to monitor the Trust’s financial operations and performance, oversee the activities and legal compliance of the Trust’s investment advisers and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of shareholders. The Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met [  ] times during the fiscal year ended June 30, 2006. Currently, the Board has an Audit Committee, a Nominating and Governance Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

Audit Committee. The Audit Committee is comprised of Messrs. Giordano, Klein and Quindlen, each of which is an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended June 30, 2006, there were [  ] meetings of the Audit Committee.
Nominating and Governance Committee. The Nominating and Governance Committee is comprised of Messrs. Giordano, Quindlen and Sargent, each of which is an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Nominating and Governance Committee is responsible for formulating a statement of fund governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Trust. During the fiscal year ended June 30, 2005, there were three meetings of the Committee. The Nominating and Governance Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.
Regulatory Oversight Committee. The Regulatory Oversight Committee is comprised of Messrs. Arnold, Brucker, Moore and Sargent, each of which is an Independent Trustee. Mr. Moore serves as the chairman of the Committee. The Regulatory Oversight Committee (i) monitors the Board’s compliance with its major specific responsibilities under the 1940 Act; (ii) receives information regarding proposed and newly adopted federal and state laws and regulations as they apply to the Trust, and provides oversight of investment advisers, other major service providers, and the Trust’s Chief Compliance Officer (“CCO”) regarding compliance with such laws and regulations as needed; (iii) provides oversight of the Trust’s 12b-1 fees and shareholder service fees and the payment of such fees to various investment advisers, broker-dealers and financial intermediaries; (iv) provides oversight of the portfolio trade execution, brokerage commissions, soft dollar usage, and revenue sharing arrangements of the Trust’s investment advisers, and make recommendations to the Board regarding such practices; (v) provides oversight of the Trust’s valuation and pricing policies, procedures and practices and designated management valuation committee; (vi) provides oversight of exemptive order(s), if any, granted to the Trust by the SEC or pursuant to which the Trust is subject; (vii) provides oversight of the Trust, investment advisers, sub-advisers and principal underwriter’s 17j-1 Codes of Ethics, including violations thereof, and makes recommendations to the Board regarding approval of such codes and material changes thereto; and (viii) monitors, in cooperation with the Nominating and Governance Committee, the CCO’s performance. During the fiscal year ended June 30, 2006, there were [     ] meetings of the Regulatory Oversight Committee.
Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Funds and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2005.

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
Companies Overseen by
	Dollar Range of Equity	Trustee within the Family of
Name of Trustee	Securities in each Fund	Investment Companies

INTERESTED TRUSTEES
Robert J. Christian		Over $100,000
Small-Cap Growth Fund	$10,001-$50,000

Neil Wolfson	NONE	$10,001-$50,000

INDEPENDENT TRUSTEES
Robert H. Arnold	NONE	Over $100,000

Dr. Eric Brucker	NONE	$50,001-$100,000

Nicholas A. Giordano	NONE	$50,001-$100,000

Louis Klein, Jr.	NONE	Over $100,000

John J. Quindlen	NONE	Over $100,000

Mark A. Sargent	NONE	$10,001-$50,000
As of December 31, 2005, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Trust has retained Roxbury Capital Management, LLC (“Roxbury”) to manage the assets of each of the Funds pursuant to an investment advisory agreement (the “Investment Advisory Agreement”).

The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees or by a majority of the outstanding voting securities of the Trust, as the case may be, and in either event, by a majority of the Independent Trustees casting votes in person at a meeting called for such purpose. The Investment Advisory Agreement was most recently approved by the Board of Trustees of the Trust, including by a majority of the Independent Trustees, at a meeting held on August 24, 2006.
In determining whether to approve the advisory agreements, the Trustees considered information provided by Roxbury in accordance with Section 15(c) of the 1940 Act, as well as accumulated information received during the course of the year relating to Roxbury and its services provided to the Trust on behalf of the Funds. The Trustees considered information that Roxbury provided regarding (i) services performed for the Trust and one or more of its Funds, (ii) the size and qualifications of Roxbury’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on Roxbury’s ability to service a Fund, (ix) the compliance with a Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. Roxbury also provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services to the Funds, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the Funds and any other ancillary benefit resulting from Roxbury’s relationship with the Trust. The Trustees also reviewed comparative performance data and comparative statistics and fee data for the Funds relative to other mutual funds in their peer group.
The Trustees reviewed the services provided to the Funds by Roxbury as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees noted the substantial changes to the operations and management of the Trust over the past year including the withdrawal from the master-feeder structure, improved performance, and changes in personnel. The Trustees discussed Roxbury’s personnel changes over the last year and the depth of Roxbury’s personnel who possess the experience to provide investment management services to the Funds of the Trust. The Trustees believe that the changes in management have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by Roxbury to each Fund were appropriate and consistent with the terms of the respective advisory agreements, that the quality of those services had been consistent with industry norms and that the Funds were likely to benefit from the continued provision of those services. They also concluded that Roxbury had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

The Trustees noted that the performance of each Fund is also of particular importance in evaluating Roxbury. The Trustees reviewed the performance data provided with the Board materials distributed prior to the meeting including each Fund’s performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Trustees observed that they review and evaluate each Fund’s investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each Fund. They concluded that the performance of each Fund and Roxbury was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. The Trustees noted that although the performance of some Funds lagged that of their peers for certain periods, they also concluded that Roxbury had taken appropriate steps to address the under-performance and that the more recent performance has been improving.
The Trustees considered the costs of the services provided by Roxbury, the compensation and benefits received by Roxbury in providing services to the Funds, as well as Roxbury’s profitability. The Trustees reviewed Roxbury’s financial statements. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Roxbury. The Trustees concluded that Roxbury’s fees and profits derived from its relationship with the Trust in light of each Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Funds, the quality of services provided by Roxbury, the investment performance of the Funds and the expense limitations agreed to by Roxbury.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for all of the Funds for the benefit of Fund shareholders due to break-points in the advisory fees.
After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of the Trust and its Fund shareholders to continue the existing advisory agreement for an additional one-year period. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
Additional information regarding the Investment Advisory Agreement and the fees paid to Roxbury may be found under the heading of “Investment Advisory and Other Services.”
Compensation. In addition to the fees below, the Trust reimburses its Independent Trustees for their related business expenses. The following table shows the fees paid during the fiscal year ended June 30, 2006 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund Complex.

		Pension or		Total
		Retirement		Compensation
	Aggregate	Benefits Accrued	Estimated	from
	Compensation from	as Part of Trust	Annual Benefits	Fund Complex[1]
Independent Trustee	the Trust	Expenses	Upon Retirement	Paid to Trustees

Robert H. Arnold	$39,375	None	None	$52,500
Dr. Eric Brucker	$40,500	None	None	$54,000
Nicholas Giordano	$49,875	None	None	$66,500
Louis Klein, Jr.	$39,375	None	None	$52,500
Clement C. Moore, II2	$39,750	None	None	$53,000
John J. Quindlen	$46,125	None	None	$61,500
Mark A. Sargent	$52,125	None	None	$69,500

[1]	For the year ended June 30, 2006, the Fund Complex consisted of the Trust (27 funds), WT Investment Trust I (25 funds), the CRM Mutual Fund Trust (4 funds).

[2]	Mr. Moore resigned as a trustee on July 31, 2006.

CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, the Trust, Roxbury and the Distributor have adopted Codes of Ethics. The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among Roxbury, the Distributor, or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.
Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Code of Ethics adopted by Roxbury, personal trading is subject to pre-clearance and other conditions set forth in its Code.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Trust’s registration statement filed with the SEC.
PROXY VOTING
The Board of Trustees has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to Roxbury, subject to the Board’s continuing oversight. In exercising its voting obligations, Roxbury is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to such Funds. Roxbury will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.

Roxbury has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.
Roxbury’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.
Finally, Roxbury’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, Roxbury will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Roxbury’s proxy voting policies and procedures are attached herewith as Appendix C.
Each Fund’s proxy voting record as of June 30, 2006 is available (i) without charge, upon request, by calling 800-336-9970 and (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of [                                     , 2006], officers and Trustees of the Trust owned individually and together less than 1% of the Fund’s outstanding shares. As of [                                     , 2006], the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:

Ownership
Name, City and State	Percentage
Roxbury Small-Cap Growth Fund – Institutional Shares
	[ ]	%

	[ ]	%

	[ ]	%

	[ ]	%

	[ ]	%

Ownership
Name, City and State	Percentage
Roxbury Small-Cap Growth Fund –Investor Shares

	[ ]	%

	[ ]	%

Roxbury Mid-Cap Fund – Institutional Shares

	[ ]	%

Roxbury Mid-Cap Fund – Investor Shares	[ ]	%
INVESTMENT ADVISORY AND OTHER SERVICES
Roxbury Capital Management, LLC
Roxbury, located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser to the Mid-Cap Fund and Small-Cap Growth Fund pursuant to an investment advisory agreement with the Trust dated July 1, 2005 (“Investment Advisory Agreement”). Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments as well as to individuals. Roxbury is registered as an investment adviser with the SEC. Wilmington Trust Corporation has a controlling interest in Roxbury. William Richards, a managing director of Roxbury, also serves as Vice President of the Trust.
Several affiliates of Roxbury are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, and Wilmington Trust Investment Management, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, LLC (“CRM”) is a registered investment adviser. Wilmington Trust Corporation has a controlling interest in CRM. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation.
Under the Investment Advisory Agreement, Roxbury manages the assets of the Funds. Prior to July 1, 2005, shareholders of each Fund had approved a substantially identical agreement with Roxbury with respect to the management of each Fund’s assets. That agreement was replaced by the Investment Advisory Agreement in connection with the reorganization of the Trust’s and its portfolios’ investment structure from a master-feeder structure to a traditional stand-alone mutual fund structure.
The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Boards of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by a majority of the outstanding voting securities of the Funds. The Investment Advisory Agreement may be terminated by the Trust or Roxbury on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Pursuant to the Investment Advisory Agreement, Roxbury is entitled to receive the following annual investment advisory fees, paid monthly, as a percentage of average daily net assets:

Annual Fee As a Percentage
Fund	of Average Daily Net Assets (“assets”)
Mid-Cap Fund	0.75% of the first $1 billion in assets;
0.70% of the next $1 billion in assets; and
0.65% of assets over $2 billion.

Small-Cap Growth Fund	1.00% of the first $1 billion in assets;
0.95% of the next $1 billion in assets; and
0.90% of assets over $2 billion
For the past three fiscal years, Roxbury received the following fees:

	12 Months	12 Months	12 Months
	Ended	Ended	Ended
Fund	6/30/06	6/30/05	6/30/04
Mid-Cap Fund*	[ ]	$95,131	$34,031
Small-Cap Growth Fund*	[ ]	$1,222,587	$525,397

*	For the fiscal years presented, the amount reflects the advisory fee paid by the Mid-Cap Series and Small-Cap Growth Series with respect to each of the Mid-Cap Fund and Small-Cap Growth Fund’s investment in such respective master series of the Master Trust as a part of each Fund’s former master-feeder structure.
Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 1.30% with respect to the Institutional Shares of Mid-Cap Fund and 1.55% with respect to the Investor Shares of Mid-Cap Fund; and 1.75% with respect to the Institutional Shares of Small-Cap Growth Fund and 2.00% with respect to the Investor Shares of Small-Cap Growth Fund. Unless the Board of Trustees approves its earlier termination, the undertaking with respect to the Mid-Cap Fund and the Small-Cap Growth Fund will remain in place until November 1, 2015 and January 1, 2006, respectively.
For the past three fiscal years, Roxbury waived and reimbursed the following fees with respect to the particular master series of the Master Trust in which the Mid-Cap Fund and Small-Cap Growth Fund invested:

	12 Months	12 Months	12 Months
	Ended	Ended	Ended
Fund	6/30/06	6/30/05	6/30/04
Mid-Cap Fund	[ ]	$90,613	$110,210
Small-Cap Growth Fund	[ ]	$0	$0

Advisory Services. Under the terms of the Investment Advisory Agreement, Roxbury agrees to: (a) direct the investments of each Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Funds and Roxbury performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Funds and/or their administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trusts for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, Roxbury agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with a Fund. The Trust and/or Roxbury may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that Roxbury shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of any officers and the Interested Trustees of the Trust who are affiliated with Roxbury and the salaries of all personnel of Roxbury performing services for each Fund relating to research, statistical and investment activities are paid by Roxbury.
Each class of shares of the Funds pays its respective pro rata portion of the advisory fee payable by a Fund.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. performs certain administrative and accounting services for the Funds such as preparing shareholder reports, providing statistical and research data, assisting Roxbury and other investment advisers of the Trust in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Funds. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provided certain sub-administration services. Prior to September 1, 2002, PFPC provided administrative and accounting services to the Funds. Accordingly, the Trust paid administrative fees to RSMC and PFPC, whether as administrator or sub-administrator of [ ], $4,808,384, and $3,633,484, for fiscal years ended June 30, 2006, 2005, and 2004, respectively.

Pursuant to Compliance, Support and Recordkeeping Services Agreements dated October 1, 2004, RSMC, an affiliate of the Trust, performs certain non-investment related statistical and research services, execution and administrative support services, recordkeeping services as well as certain other coordination and fund related preparatory services for the Funds. In consideration of the provision of these services, RSMC, an investment adviser to certain series of the Trust, receives an asset based fee of 0.012% of the Trust’s average daily net assets and a portion of the Chief Compliance Officer’s total compensation.
ADDITIONAL SERVICE PROVIDERS
Independent Registered Public Accounting Firm. [ __________ ] serves as the independent registered public accounting firm to the Trust providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund. [ __________ ] is located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103.
Legal Counsel. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
Custodian. Wilmington Trust Company, 1100 North Market Street, Wilmington DE 19890, serves as the Custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust.
Transfer Agent. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.
DISTRIBUTION OF SHARES
Professional Funds Distributor, LLC, the Funds’ Distributor, is located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.
Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. Moreover, to the extent that the Distributor receives shareholders service fees under the shareholder services plan adopted by the Funds with respect to the Investor Shares, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Distributor receives no underwriting commissions or shareholder servicing fees with respect to the Funds.
The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.
The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to any Fund (i) by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Fund.
SHAREHOLDER SERVICE PLAN
The Trust has adopted an Amended Shareholder Service Plan (“Plan”) with respect to Investor Shares of the Funds pursuant to which the Trust may enter into Shareholder Service Agreements (“Agreement”) with financial institutions and other persons who provide services for and maintain shareholder accounts (“Service Providers”). Each Fund will pay a monthly shareholder service fee to such Service Provider at the annual rate of 0.25% of the average daily net assets of the Investor Shares of each Fund with which the Service Provider maintains a service relationship. Each Agreement provides that any compensation payable to the Service Provider in connection with an investment in Investor Shares of a Fund will be disclosed by the Service Provider to its customers, will be authorized by its customers and will not result in an excessive fee to the Service Provider.
The Shareholder Service fee compensates the Service Provider for certain service activities which include: (a) establishing and maintaining accounts and records relating to clients of a Service Provider; (b) answering shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of the Fund’s Investor Shares may be affected and other matters pertaining to such class of share’s services; (c) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (d) assisting shareholders in arranging for processing of purchase, exchange and redemption transactions; (e) arranging for the wiring of funds; (f) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder –designated accounts; (g) integrating periodic statements with other shareholder transactions; and (h) providing such other related services as the shareholder may request.

The Plan may be terminated without penalty at any time by a vote of the majority of the Trust’s Independent Trustees. Any material amendment to the Plan must be approved by the Trust’s Board of Trustees, including a majority of Independent Trustees.

PORTFOLIO MANAGERS
          The management of the Funds is the responsibility of a group of Roxbury investment professionals. The information provided below supplements the information provided in the Prospectuses under the heading “Fund Management” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:
          (i) “Other Accounts Managed.” Other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the funds for the fiscal year ended June 30, 2006;
          (ii) “Material Conflicts of Interest.” Material conflicts of interest that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. The table below discusses potential material conflict of interests identified by Roxbury in connection with the management of the Funds. Additional conflicts of interest may potentially exist or arise that are not discussed below.
          (iii) “Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended June 30, 2006;
          (iv) “Ownership of Securities.” The following table sets forth the dollar range of equity securities beneficially owned by each portfolio managed in the Funds as of June 30, 2006.

          Other Accounts Managed (As of June 30, 2006).

			Number of Accounts	Total Assets Managed
			Managed subject to	subject to a
Portfolio Manager/	Total Number of		a Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Alfred J. Lockwood
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

Steve Marshman*
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

Robert Marvin*
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

Brian Smoluch*
Registered Investment Companies:		$		$

Other Pooled Investment Vehicles:		$		$

Other Accounts:		$		$

*	The Small-Cap portfolios are co-managed. The total amount of assets and number of accounts are shown on each Portfolio Manager’s row.
     Material Conflicts of Interest. Roxbury understands that potential material conflicts of interest exist in “side-by-side” management. As such, Roxbury has always had comprehensive procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy. When possible, Roxbury aggregates the same transactions in the same securities for many accounts to enhance execution. Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.
Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity. Roxbury utilizes a trade rotation in these situations. The allocation is pro-rata basis within each aggregated group unless the size of the fill is

26

such that a pro rata allocation is not appropriate. If the Roxbury Special Fund II, Roxbury’s hedge fund, initiates a trade at the same time as other accounts, it is last in the trade rotation. Additionally, the hedge fund is not permitted to enter into a position contrary to a current holding or holding included in Roxbury’s “Watch List” unless the position is entered into “against the box.” The Watch List contains securities that Roxbury is “closely observing” and “anticipating imminent action in.”
Roxbury’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.
     Compensation. For Mr. Lockwood, compensation includes a combination of base salary, a generous benefits package, an annual performance Bonus, and a profit sharing plan linked to the net income of the company. For Mr. Marshman, Mr. Marvin and Mr. Smoluch, compensation includes a combination of base salary, a generous benefits package, and a profit sharing plan linked directly to the net income of Roxbury’s Small-Cap Growth accounts.
     Ownership of Securities (As of June 30, 2006).[ Mr. Lockwood beneficially owned shares of each Fund in the range of $100,001-$500,000. Mr. Marshman beneficially owned shares of each Fund in the range of $100,001-$500,000. Mr. Marvin beneficially owned shares of each Fund in the range of $100,001-$500,000. Mr. Smoluch beneficially owned shares of each Fund in the range of $100,001-$500,000. ]

27

BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage Transactions. Roxbury places all portfolio transactions on behalf of each Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Funds are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. When buying or selling securities, a Fund may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Fund.
During the fiscal years ended June 30, 2006, 2005 and 2004, each master series in which the Mid-Cap Fund and Small-Cap Growth Fund invested paid the following brokerage commissions:

	12 Months	12 Months	12 Months
	Ended	Ended	Ended
Fund	6/30/06	6/30/05	6/30/04
Mid-Cap Fund*	[ ]	$39,729	$19,208
Small-Cap Growth Fund*	[ ]	$218,174	$543,161

*	For the fiscal years presented, the amount reflects brokerage commission paid by the Mid-Cap Series and Small-Cap Growth Series which each of the Mid-Cap Fund and Small-Cap Growth Fund paid indirectly through its investment in the respective master series of the Master Trust under its former master-feeder structure.
The variation in brokerage commissions paid by Mid-Cap Fund and Small-Cap Growth Fund for the fiscal year ended June 30, 2004, as compared to the prior fiscal year, was due to a significant fluctuation in assets and a volatile market, which in effect resulted in an increase in transactions on which commissions were paid.
Brokerage Selection. The primary objective of Roxbury in placing orders on behalf of the Funds for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, Roxbury considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Funds or to Roxbury.
Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage

28

and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a higher broker commission than those available from another broker.
Research services received from broker-dealers supplement an adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.
Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser’s personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets. Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates. An investment adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

29

During the fiscal year ended June 30, 2006, each master series in which the Mid-Cap Fund and Small-Cap Growth Fund invested directed transactions and paid brokerage commissions because of research services provided in the following amounts:

12 Months Ended 6/30/06
Fund	Commissions Paid	Transactions Directed
Mid-Cap Fund*	[ ]	[ ]
Small-Cap Growth Fund*	[ ]	[ ]

*	The amount reflects brokerage commissions paid by the Mid-Cap Series and Small-Cap Growth Series which each of the Mid-Cap Fund and Small-Cap Growth Fund paid indirectly through its investment in the respective master series of the Master Trust under its former master-series structure.
Allocation of Portfolio Transactions. Some of Roxbury’s other clients have investment objectives and programs similar to that of the Funds. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of Roxbury not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between such Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.
CAPITAL STOCK AND OTHER SECURITIES
Each Fund issues two separate classes of shares — Institutional Shares and Investor Shares. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Investor Shares of each Fund pay Shareholder Service Plan expenses (and have exclusive voting rights with respect to the Shareholder Service Plan pursuant to which fees may be paid). The net income attributable to Investor Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service fees; accordingly, the net asset value of the Investor Shares will be reduced by such amount to the extent the Funds have undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class take separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.
The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee

30

when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchase of Shares. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus. Additional methods to purchase shares are as follows:
Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.
Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $2,000 minimum initial investment for Investor Shares, and $100,000 minimum for Institutional Shares). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970.
Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.
Redemption of Shares. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus. Additional methods to redeem shares are as follows:
By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to

31

receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust’s trust accounts or certain service organizations, because a similar service is provided through those organizations.
Additional Information Regarding Redemptions: If shares to be redeemed represent a recent investment made by check, the Funds reserve the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).
To ensure proper authorization before redeeming Fund shares, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.
When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.
The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.
A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their

32

requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.
Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.
Pricing of Shares. The net asset value per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Funds are open for business. The Funds are open for business on days when the Exchange, and PFPC are open for business.
In valuing a Fund’s assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

33

DIVIDENDS
Dividends, if any, from the Funds’ net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
TAXATION OF THE FUNDS
General. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a “regulated investment company” (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, interest, net short-term capital gain, without regard to the deduction for dividends paid, and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the “Distribution Requirement”) as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of each Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Fund’s total assets and that does not represent more than 10% of such issuer’s outstanding voting securities; and (3) at the close of each quarter of each Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of (i) any one issuer or (ii) any two or more issuers that a Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses, or (iii) one or more “qualified publicly traded partnerships.”
To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.
If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates with no deduction for dividends paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as a dividend. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

34

Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain income for the one-year period ending on October 31 of that year, plus certain other amounts.
Each Fund’s gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by a Fund for more than twelve months and short-term capital gains or losses if not so held. Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis in its Fund shares by the difference between (i) the amount of capital gains that the Fund elected to include in the shareholder’s income and (ii) the tax deemed paid by the shareholder. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund. Under present law, an individual’s long-term capital gains are taxed at a stated maximum rate of 15%.
If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. This amount will be reflected on Form 1099-DIV issued to each shareholder for the current calendar year.
If a Fund has dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.
Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year even if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders in the year in which that December 31 falls, regardless of whether it is paid in January of the following year.
Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder

35

will pay full price for the shares and will receive some portion of the price back as a taxable distribution.
Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder’s shares, the shareholder will realize taxable gain or loss depending upon such shareholder’s basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are generally deductible only against capital gains except for individuals, who may deduct up to $3,000 against any ordinary income.
It is anticipated that all or a portion of the dividends from the net investment income of each Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid (other than capital gain dividends), to the extent of a Fund’s aggregate dividend received. The aggregate dividends received includes only dividends received from domestic corporations, other than certain exempt organizations and REITs. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax (“AMT”). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends received deduction. Under current law, individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from qualified foreign corporations in limited instances.
Each Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.
Foreign Securities. Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known.

36

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Fund. If the election is made, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. Each Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Fund makes this election, individual shareholders who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without having to file Form 1116 that otherwise is required.
Each Fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation – other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder — that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three taxable years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

37

Alternatively, each Fund may elect to “mark to market” its marketable stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, any mark-to-market gains or losses are treated as ordinary income. Any mark to market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.
Hedging Transactions. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event.
Short Sales. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by a Fund has a long-term holding period.
Wash Sales. A Fund may in certain circumstances be negatively impacted by certain special rules of the Code and Regulations relating to “wash sales.” In general, the “wash sale” rules prevent the recognition of loss by a taxpayer from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period. Thus, the wash sale rules could prevent the current recognition for tax purposes of a loss realized by a Fund from the sale of a security if within 30 days before or 30 days after the sale, that Fund were to acquire substantially identical securities or enter into a contract or option to acquire such securities.
Straddles. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain

38

“wash sale” rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” (see above) rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only temporary regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions may not be entirely clear in all instances.
Constructive Sale. If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.
Backup Withholding. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
State and Local Taxes. Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to the federal income tax consequences described above, shareholders should consider and discuss with their own tax advisors the potential state and local tax consequences of an investment in a Fund. State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A shareholder’s share of the taxable income or loss of a Fund generally must be included in determining his/her reportable income for state and local tax purposes in the jurisdiction in which he/she resides.
The foregoing tax discussion is a general and abbreviated summary of the applicable tax implications of an investment in a Fund and is included for general informational purposes only and may not be relied upon as tax advice. The summary is based on the current federal tax laws (the Code, regulations and cases), which laws and the interpretation thereof is subject to change by legislative, administrative or judicial action at any time. The summary does not address or analyze any potential state, local or foreign tax consequences of an investment in a Fund, which laws may materially differ from the federal rules as set forth herein. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws. To ensure

39

compliance with Treasury Department Circular 230, potential Investors are hereby notified that: (1) any discussion of federal tax issues herein is not intended or written to be relied upon, and cannot be relied upon by investors for the purpose of avoiding penalties that may be imposed on investors under the Code; (2) such summary is written in connection with the promotion or marketing of the transactions or matters addressed herein by a Fund and (c) investors should seek advice based on their particular circumstances form an independent tax advisor.
Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year, which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.
FINANCIAL STATEMENTS
Audited financial statements and financial highlights of the Funds for the fiscal year ended June 30, 2006, are set forth in the Annual Report to shareholders, including the notes thereto and the report of [ ]. The Annual Report is incorporated herein by reference.

40

APPENDIX A
OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES
REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the Prospectus, the investment adviser or the sub-advisers of each Fund may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.
In addition to the products, strategies and risks described below and in the Prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund’s investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.
COVER REQUIREMENTS. No Fund will use leverage in their options, futures, and in the case of the Short-Term Bond Fund, forward currency. Accordingly, each Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of a Fund’s assets could impede portfolio management, or a Fund’s ability to meet redemption requests or other current obligations.
OPTIONS STRATEGIES. A Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.
Each Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to a Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and a Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.
Each Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables a Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to a Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit a Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.
Each Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, a Fund may purchase a put option on other carefully selected securities in which it is authorized to

A-1

invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.
Each Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by a Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by a Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, a Fund will be obligated to sell the security at less than its market value.
Each Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, a Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case a Fund would expect to suffer a loss.
Each Fund may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Fund invests. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of indices on which options are purchased or written.
Each Fund may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. A Fund would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call. A Fund would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, a Fund will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the

A-2

put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Each Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices (“index warrants”). An index warrant is usually issued by a bank or other financial institution and gives a Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, a Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if a Fund holds a put warrant and the value of the underlying index falls, a Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. A Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; a Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If a Fund does not exercise an index warrant prior to its expiration, then a Fund loses the amount of the purchase price that it paid for the warrant.
Each Fund will normally use index warrants as it may use index options. The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at any time or in any quantity.
OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:
1.	Each Fund will write only covered options, and each such option will remain covered so long as a Fund is obligated thereby; and

2.	No Fund will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.
SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, a Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Fund may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Fund is unable to effect a closing purchase transaction with respect to options it has acquired, a Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, a Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and a Fund may experience material losses due to losses on the option transaction itself and in the covering securities.
In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

A-3

1.	The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2.	Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a Fund will realize a loss in the amount of the premium paid and any transaction costs.

3.	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although a Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4.	With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If a Fund writes a call option on an index, a Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If a Fund holds an index option and exercises it before the closing index value for that day is available, a Fund runs the risk that the level of the underlying index may subsequently change.

5.	A Fund’s activities in the options markets may result in a higher Fund turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.
FUTURES AND RELATED OPTIONS STRATEGIES. Each Fund may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.
Each Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of a Fund’s securities holdings. To the extent that a portion of a Fund’s holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Fund correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of a Fund’s holdings. A Fund may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion.

A-4

This strategy may minimize the effect of all or part of an increase in the market price of securities that a Fund intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.
As in the case of a purchase of an index futures contract, a Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that a Fund plans to acquire at a future date. A Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by a Fund. This is analogous to writing covered call options on securities. A Fund also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by a Fund.
FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Fund has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.
1.	Each Fund will engage only in covered futures transactions, and each such transaction will remain covered so long as a Fund is obligated thereby.

2.	No Fund will write` options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.
SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as “initial margin.” When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to market.” For example, when a Fund purchases a contract and the value of the contract rises, a Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Fund is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Fund’s obligations to or from a clearing organization.
Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and

A-5

therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.
In considering a Fund’s use of futures contracts and related options, particular note should be taken of the following:
1.	Successful use by a Fund of futures contracts and related options will depend upon the investment adviser’s ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to a Fund. If the price of the futures contract moves more than the price of the underlying securities, a Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2.	In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3.	Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an

A-6

exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

4.	Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5.	Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6.	As is the case with options, a Fund’s activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.
HEDGING STRATEGIES. The Short-Term Bond Fund’s investment adviser may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Short-Term Bond Fund. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.
The Short-Term Bond Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund’s positions. When the investment adviser believes that a particular currency may decline compared to the U.S. dollar, a Fund may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of a Fund’s securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when a Fund anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.
The Short-Term Bond Fund also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Short-Term Bond Fund may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Short-Term Bond Fund or which the investment adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. A Fund also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect a Fund’s securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Short-Term Bond Fund may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

A-7

The Short-Term Bond Fund will not enter into an options, futures or forward currency contract transaction that exposes the Short-Term Bond Fund to an obligation to another party unless a Fund either (i) owns an offsetting (“covered”) position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.
SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS
Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Funds position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.
As with other options and futures positions, the Short-Term Bond Fund’s ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Short-Term Bond Fund will not purchase or write such positions unless and until, in the investment adviser’s opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Fund will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.
Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Short-Term Bond Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.
SWAP AGREEMENTS. The Short-Term Bond Fund may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Short-Term Bond Fund and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Short-Term Bond Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

A-8

The Short-Term Bond Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Short-Term Bond Fund anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Short-Term Bond Fund is contractually obligated to make or receive. If the counter party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive. A Fund will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.
Whether the use of swap agreements will be successful in furthering a Fund’s investment objective will depend on the investment adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. A Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, a Fund will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under a Fund’s repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

A-9

APPENDIX B
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. In that event, the investment adviser or sub-advisers will consider whether it is in the best interest of a Fund to continue to hold the securities.
Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.
An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.
Fitch credit ratings are an opinion on the relative ability of an entity’s financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s employs the following:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

B-1

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P
An S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative — grade capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weak capacity to meet its financial commitments over the short-term compared to other speculative — grade obligations.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

B-2

“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Fitch
Fitch short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
“F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
“B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

B-3

“C” — Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.
“RD” — Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.
“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations.
“NR” — This designation indicates that Fitch does not publicly rate the issuer or issue in question.
“Withdrawn” — A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.
Long-Term Credit Ratings
Moody’s
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its

B-4

generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C”

B-5

rating also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“N.R.” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
The following summarizes long-term ratings used by Fitch:
“AAA” — Securities considered to be investment grade and of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — Securities considered to be investment grade and of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
“BBB” — Securities considered to be investment grade and of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

B-6

“BB” — Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
“B” — Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
“CCC,” “CC” and “C” — Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.
“DDD,” “DD” and “D” — Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.
Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.
Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.
“NR” indicates that Fitch does not publicly rate the issuer or issue in question.
Notes to Short-Term and Long-Term Credit Ratings
Moody’s
Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (“UPG”), on review for possible downgrade (“DNG”), or more rarely with direction uncertain (“UNC”). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.
Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (“POS”), Negative (“NEG”), Stable (“STA”) and Developing (“DEV” — contingent upon an event). In the few instances where an issuer has multiple outlooks of

B-7

differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A “RUR” (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, “NOO” (No Outlook) may be displayed.
S&P
Creditwatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.
Rating Outlook: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.
•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.
Fitch
Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be “positive”, “stable” or “negative”. A positive” or “negative” Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which

B-8

outlooks are “stable” could be upgraded or downgraded before an outlook moves to “positive” or “negative” if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
“MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.
“VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

B-9

“VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by S&P for municipal notes:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

B-10

APPENDIX C
ROXBURY CAPITAL MANAGEMENT, LLC
Proxy Voting Policies and Procedures
I. GENERAL PRINCIPLES
Roxbury Capital Management, LLC (“Roxbury”) recognizes its responsibility to vote proxies in respect of securities owned by a client in the economic best interests of its client and without regard to the interests of Roxbury or any other client of Roxbury.
These Proxy Voting Policies and Procedures (“Policies”) apply to securities held in client accounts in which Roxbury has direct voting authority. The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.
Absent special circumstances such as those described below, Roxbury’s policy is to exercise its proxy voting discretion in accordance with the guidelines set forth in Exhibit A (“Proxy Voting Guidelines”). Any changes to the Proxy Voting Guidelines must be pre-approved in writing by the Proxy Voting Committee (“Committee”).
II. VOTING PROCESS
Roxbury votes all proxies on behalf of a client’s portfolio unless a) the client requests in writing that Roxbury not vote, b) the proxies are associated with unsupervised securities, c) the proxies are associated with securities transferred to Roxbury’s management then liquidated because Roxbury does not follow those securities, or d) the costs of voting the proxies outweigh the benefits.
In addition, Roxbury does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Roxbury’s investment management services (“Wrap Fee Agreement”). If Roxbury does not vote the proxies, it may make proxy voting recommendations to the brokerage consultant firm with whom it has a Wrap Fee Agreement and that firm votes the proxies.
The Data Integrity Department (“Data Integrity”) is responsible for voting proxies received by Roxbury. Data Integrity votes proxies according to the proxy voting guidelines, which have been reviewed and approved by the Proxy Voting Committee. Data Integrity will vote proxy proposals where the Proxy Voting Guidelines indicate its general position as voting either “for” or “against.” Data Integrity will forward the proposal to the appropriate industry analyst where the Proxy Voting Guidelines indicate its general position as voting on a case-by-case basis, or the Proxy Voting Guidelines do not list the proposal.
The analyst will review the issues to be voted upon, related information, and the research

C-1

provided by a proxy research service. The proxy research service also provides customized proxy research consistent with Roxbury’s policies for accounts with special vote sensitivities, including socially responsible and Taft Hartley accounts. The analyst will make a recommendation to the Proxy Voting Committee as to how the proxy issues should be voted.
The Proxy Voting Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:
a)	supervises the proxy voting process, including the identification of potential material conflicts of interest involving Roxbury and the proxy voting process in respect of securities owned by a client;

b)	determines how to vote proxies relating to issues not covered by these Policies; and

c)	determines when Roxbury may deviate from these Policies.
The Proxy Voting Committee has at least three members at all time. Members of the Committee are comprised of portfolio managers, analysts, and one other Roxbury employee.
The Proxy Voting Committee will review the recommendations provided by Roxbury’s analyst. After review of these recommendations, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendations of the analyst, the reasons for the disagreement will be documented. Data Integrity will keep documents of proxy decisions made by the Committee. Since Roxbury generally considers the quality of a company’s management in making investment decisions, Roxbury regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.
Roxbury may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as Roxbury deems appropriate under the circumstances. As an example, the Proxy Voting Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.
Roxbury uses a proxy voting agent to ensure that, as much as possible, votable shares get voted and provide timely reporting for Roxbury and its clients. Data Integrity submits proxy votes for a portfolio to the proxy voting agent if the custodian of the portfolio’s assets has a relationship with the agent. Proxies for portfolios not set up at the proxy voting agent will be voted using other means.

C-2

III. CONFLICTS OF INTEREST
Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:
1)	Voting the proxy in accordance with the voting recommendation of a non-affiliated third party vendor.

2)	Voting the proxy pursuant to client direction.
Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of these Policies:
a)	The issuer is a client of Roxbury and Roxbury manages its portfolio or its retirement plan. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

b)	The issuer is an entity in which the Roxbury industry analyst assigned to review the proxy has a relative[1] in management of the issuer or an acquiring company. In such case, the analyst will not make any vote recommendations and another analyst will review the proxy. Although the proxy will be assigned to a different analyst, the industry analyst will still be available to answer questions about the issuer from other Proxy Committee members.

c)	The issuer is an entity in which a Proxy Committee member has a relative in management of the issuer or an acquiring company. In such case, the Proxy Committee member will not vote on the proxy and a member of the Executive Committee will vote instead.

d)	The issuer is an entity in which an officer or director of Roxbury or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Roxbury’s last three fiscal years. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

e)	The issuer is Wilmington Trust Corporation. Due to Wilmington Trust Corporation’s partial ownership of Roxbury, Roxbury would have a conflict of interest in voting proxies on Wilmington’s stock; however, as a matter of policy, Roxbury does not purchase shares of Wilmington Trust Corporation for client portfolios.

[1]	For the purposes of these Policies, “relative” includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person’s home.

C-3

f)	Another client or prospective client of Roxbury, directly or indirectly, conditions future engagement of Roxbury on voting proxies in respect of any client’s securities on a particular matter in a particular way.

g)	Conflict exists between the interests of an employee benefit plan’s portfolio and the plan sponsor’s interests. In such case, Roxbury will resolve in favor of the plan’s portfolio.

h)	Any other circumstance where Roxbury’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.
Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies in respect of a specific vote or circumstance if:
•	The securities in respect of which Roxbury has the power to vote account for less than 1% of the issuer’s outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer’s outstanding voting securities and (ii) such securities do not represent more than 2% of the client’s holdings with Roxbury.

•	The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.
For clients that are registered investment companies (“Funds”), where a material conflict of interest has been identified and the matter is not covered by the Policies, Roxbury will disclose the conflict and the Proxy Voting Committee’s determination of the manner in which to vote to the Fund’s Board or committee of the Board. The Proxy Voting Committee’s determination will take into account only the interests of the Fund, and the Proxy Voting Committee will document the basis for the decision and furnish the documentation to the Fund’s Board or committee of the Board.
For clients other than Funds, where a material conflict of interest has been identified and the matter is not covered by the Policies, the Proxy Voting Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

C-4

IV. RECORDKEEPING AND RETENTION
Data Integrity retains records relating to the voting of proxies, including:
a)	a copy of these Policies and any amendments thereto;

b)	a copy of each proxy statement that Roxbury receives regarding client securities;

c)	a record of each vote cast by Roxbury on behalf of clients;

d)	a copy of any document created by Roxbury that was material to making a decision on how to vote or that memorialized the basis for that decision;

e)	a copy of each written request for information on how Roxbury voted proxies on behalf of the client, and a copy of any written response by Roxbury to any oral or written request for information on how Roxbury voted.
Roxbury will maintain and preserve these records for such period of time as required to comply with applicable laws and regulations.
Roxbury may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by Roxbury maintained by a third party, such as a proxy voting service (provided Roxbury had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request).
V. CLIENT DISCLOSURE
Roxbury will provide a report of how proxies were voted and copy of its Policies to those clients who request such information. Requests for proxy information may be sent to the attention of Proxy Department, Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401.

C-5

EXHIBIT A

Roxbury Capital Management, LLC
Proxy Voting Guidelines

F = For A = Against C = Case by Case T = Take no action
General
Position	Issue

1. Operational

1. A	Adjourn meeting
2. A	Amend quorum requirements
3. F	Amend minor bylaws
4. F	Change company name
5. F	Management proposal: change date, time, or location of annual meeting
6. A	Shareholder proposal: ability to change date, time, or location of annual meeting
7. F	Ratify Auditors
8. C	Shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services
9. A	Shareholder proposals asking for audit firm rotation
10. A	Proposals to approve other business when it appears as voting item

2. Board of Directors

1. C	Voting on director nominees in uncontested elections
2. A	Shareholder proposal to impose a mandatory retirement age for outside directors
3. F	Proposal to fix the board size or designate a range for the board size
4. A	Proposals that give management the ability to alter the size of the board outside of a specified range
5. C	Classification/Declassification of the Board
6. A	Eliminate cumulative voting
7. C	Restore or permit cumulative voting
8. C	Director and Officer indemnification and liability protection
9. A	Proposals to eliminate directors’ and officers’ liability for monetary damages for violating the duty of care
10. A	Indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence
11. F	Proposal providing such expanded coverage in cases when a director’s legal defense was unsuccessful if certain criteria are met
12. C	Establish/amend nominee qualifications
13. A	Shareholder proposal requiring two candidates per board seat
14. C	Proposals that provide that directors may be removed only for cause
15. C	Proposals to restore shareholder ability to remove directors with or without cause
16. C	Proposals that provide that only continuing directors may elect replacements to fill board vacancies

C-6

17. C	Proposal that permit shareholders to elect directors to fill board vacancies
18. C	Independent Chairman (Separate Chairman/CEO)
19. F	Shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold of definition of independence
20. F	Shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently to not meet that standard
21. A	Shareholder proposal: stock ownership requirements
22. A	Shareholder proposal limiting tenure of outside directors

3. Proxy Contests

1. C	Voting for director nominees in contested elections
2. C	Reimbursing proxy solicitation expenses
3. F	Shareholder proposal requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election
4. F	Management proposals to adopt confidential voting

4. Anti-takeover Defenses and Voting Related Issues

1. C	Advance notice requirements for shareholder proposals/nominations
2. C	Proposals giving the board exclusive authority to amend the bylaws
3. C	Proposals giving the board the ability to amend the bylaws in addition to shareholders
4. F	Shareholder proposals that ask a company to submit its poison pill for shareholder ratification
5. C	Shareholder proposal to redeem a company’s poison pill
6. C	Management proposals to ratify a poison pill
7. A	Proposal to restrict or prohibit shareholder ability to take action by written consent
8. F	Proposals to allow or make easier shareholder action by written consent
9. C	Proposals to restrict or prohibit shareholder ability to call special meetings
10. C	Proposals to remove restriction on the right of shareholders to act independently of management
11. A	Proposal to require supermajority vote
12. F	Proposal to lower supermajority vote requirements

5. Mergers and Corporate Restructurings

1. F	Appraisal Rights
2. C	Asset purchases
3. C	Asset Sales
4. C	Bundled proposals
5. C	Conversion of Securities
6. C	Corporate reorganization/debt restructuring/prepackaged bankruptcy plans/reverse leveraged buyouts/wrap plans

C-7

7. C	Formation of holding company
8. C	Going private transactions (LBOs and minority squeezeouts)
9. C	Joint ventures
10. C	Liquidations
11. C	Mergers and acquisitions/issuance of shares to facilitate merger or acquisition
12. C	Private placements/warrants/convertible debentures
13. C	Spin-offs
14. C	Value maximization proposals

6. State of Incorporation

1. F	Proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders
2. A	Proposals to amend the charter to include control share acquisition provisions
3. F	Proposals to restore voting rights to the control shares
4. F	Control share cash out provisions
5. F	Disgorgement provisions
6. C	Fair price provisions
7. F	Freezeout provisions
8. F	Adopt antigreenmail charter of bylaw amendments
9. C	Antigreenmail proposals when bundled with other bylaw amendments
10. C	Reincorporation proposals
11. A	Stakeholder provisions
12. C	State antitakeover statutes

7. Capital Structure

1. F	Adjustments to par value of common stock
2. C	Proposal to increase the number of shares of common stock
3. C	Proposals at companies with dual-class capital structures to increase the number of authorized shares of the class that has superior voting rights
4. C	Proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted.
5. A	Proposals to create a new class of common stock with superior voting rights
6. F	Proposal to create a new class of nonvoting or sub voting common stock
7. A	Issue stock for use with rights plan
8. C	Shareholder proposal: preemptive rights
9. A	Proposal authorizing the creation of new classes of preferred stock with unspecified voting rights and other rights
10. F	Proposals to create “declawed” blank check preferred stock
11. F	Proposals to authorize preferred stock where company specifies reasonable terms
12. A	Proposal to increase the number of blank check preferred stock when shares have not been issued for a specific purpose
13. C	Proposal to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns

C-8

14. C	Recapitalization
15. F	Proposal to implement a reverse stock split when the number of authorized shares will be proportionately reduced
16. F	Proposal to implement a reverse stock split to avoid delisting
17. C	Proposal to implement a reverse stock split that do not proportionately reduce the number of shares authorized
18. F	Share repurchase programs
19. F	Stock distributions: splits and dividends
20. C	Tracking stock

8. Executive and Director Compensation

1. C	Compensation plans
2. C	Compensation plans for directors
3. C	Plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock
4. C	Plans which provide a dollar for dollar cash for stock exchange
5. C	Plans which do not provide a dollar for dollar cash for stock exchange
6. A	Retirement plans for non-employee directors
7. F	Shareholder proposal to eliminate retirement plans for non-employee directors
8. C	Management proposals seeking approval to reprice options
9. C	Employee stock purchase plans
10. C	Proposal that amend shareholder approved compensation plans to include administrative features
11. C	Proposals to add performance goals to existing compensation plans that comply with Section 162(m)
12. C	Amend existing plans to increase shares reserved and to qualify for favorable tax treatment under Section 162(m)
13. C	Cash or cash and stock bonus plans submitted to shareholder for the purpose of exempting compensation under Section 162(m)
14. F	Employee stock ownership plans
15. F	401(k) employee benefit plans
16. F	Shareholder proposal seeking additional disclosure of executive and director pay information
17. A	Shareholder proposal seeking to set absolute levels on compensation
18. A	Shareholder proposal requiring director fees to be paid in stock only
19. F	Shareholder proposal to put option repricings to a shareholder vote
20. C	All other shareholder proposals regarding executive and director pay
21. C	Shareholder proposal on option expensing
22. C	Shareholder proposal on performance based stock options
23. F	Shareholder proposal to require golden or tin parachutes to be submitted for shareholder ratification
24. C	Proposals to ratify or cancel golden or tin parachutes

C-9

9. Social and Environmental Issues

Consumer Issues and Public Safety

1. C	Proposal to phase out the use of animals in product testing
2. A	Proposals seeking a report on the company’s animal welfare standards
3. C	Drug pricing
4. C	Proposals to label genetically modified ingredients
5. A	Proposals asking for a report on the feasibility of labeling products containing GMOs
6. A	Proposals to completely phase out GMOs from the company’s products
7. C	Reports outlining the steps necessary to eliminate GMOs from the company’s products
8. A	Proposal seeking a report on the health and environmental effects of GMOs and the company’s strategy for phasing out GMOs in the event they become illegal in the U.S.
9. A	Requests for reports on a company’s policies aimed at curtailing gun violence in the U.S.
10. C	Requests for reports on the company’s procedures for preventing predatory lending
11. C	All other tobacco related proposals
12. A	Tobacco proposals seeking stronger product warnings
13. A	Tobacco proposals prohibiting investment in tobacco equities

Environment and Energy

14. C	Reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge
15. C	Proposals to adopt the CERES principles
16. A	Requests for reports disclosing the company’s environmental policies
17. A	Report on the level of greenhouse gas emission from the company’s operations and products
18. C	Proposal to adopt a comprehensive recycling strategy
19. C	Proposal to invest in renewable energy sources
20. A	Requests for reports on the feasibility of developing renewable energy sources

General Corporate Issues

21. A	Proposal to review ways of linking executive compensation to social factors
22. A	Proposals asking the company to affirm political nonpartisanship
23. A	Proposals to report or publish in newspapers the company’s political contributions
24. A	Proposals disallowing the company from making political contributions
25. A	Proposals restricting the company from making charitable contributions
26. A	Proposals asking for a list of company executives, directors, consultants that have prior government service

C-10

Labor Standards and Human Rights

27. A	Proposals to implement the China Principles
28. A	Requests for reports detailing the company’s operations in a particular country and steps to protect human rights
29. A	Proposal to implement certain human rights standards at company facilities or those of its suppliers to commit to outside, independent monitoring
30. A	Reports outlining vendor standards compliance
31. A	Proposals to endorse or increase activity on the MacBride Principles

Military Business

32. A	Reports on foreign military sales or offsets
33. C	Proposals asking a company to renounce future involvement in antipersonnel landmine production
34. C	Proposals asking a company to renounce future involvement in cluster bomb production
35. A	Proposals asking a company to cease production of nuclear weapons components and delivery systems
36. A	Reports on a company’s involvement in spaced-based weaponization

Workplace Diversity

37. A	Reports on the company’s efforts to diversify the board
38. C	Proposals asking the company to increase the representation of women and minorities on the board
39. A	Reports outlining the company’s affirmative action initiatives
40. A	Proposals seeking information on the diversity efforts of suppliers and service providers
41. A	Reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations
42. C	Proposal to amend the company’s EEO policy to include sexual orientation
43. A	Proposals to extend company benefits to or eliminate benefits from domestic partners

C-11

WT MUTUAL FUND
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Small-Cap Core Fund
Wilmington Mid-Cap Core Fund
Wilmington Large-Cap Core Fund
Wilmington Small-Cap Growth Fund
Wilmington Large-Cap Growth Fund
Wilmington Small-Cap Value Fund
Wilmington Large-Cap Value Fund
Wilmington Quality 1000 Fund
1100 North Market Street
Wilmington, Delaware 19890
STATEMENT OF ADDITIONAL INFORMATION
[___], 2006
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Funds’ current prospectuses dated [___], 2006, as amended from time to time. A copy of each current prospectus may be obtained without charge, on the Funds’ internet website at http://www.wilmingtonfunds.com, by writing to Professional Funds Distributor, LLC (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406 or by calling (800) 336-9970. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor.
Audited financial statements for the Funds (except for the Quality 1000 Fund which has not yet commenced operations) for the fiscal year ended June 30, 2006, included in the Annual Report to shareholders, are incorporated into this SAI by reference. The Annual Report to shareholders is available without charge on the Funds’ website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

i

GENERAL INFORMATION
WT Mutual Fund (the “Trust”) was organized as a Delaware statutory trust on June 1, 1994. The Trust has established the following Funds described in this SAI: Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund, Wilmington Short-Term Bond Fund, Wilmington Small-Cap Core Fund, Wilmington Mid-Cap Value Fund, Wilmington Large-Cap Core Fund, Wilmington Small-Cap Growth Fund, Wilmington Large-Cap Growth Fund, Wilmington Small-Cap Value Fund, Wilmington Large-Cap Value Fund and Wilmington Quality 1000 Fund (collectively, the “Funds”). Each of these Funds issues Institutional and Class A Shares, except for the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds which issue Institutional, Service and Class W Shares. Class A Shares were formerly known as “Investor Shares.” Each Fund is a diversified open-end management investment company.
For the periods prior to July 1, 2005, each Fund (except the Wilmington Mid-Cap Core Fund, the Wilmington Small-Cap Core Fund, the Wilmington Small-Cap Growth Fund, the Wilmington Small-Cap Value Fund and the Wilmington Quality 1000 Fund) operated as feeder funds in a master-feeder structure pursuant to which Funds invested in a corresponding “master series” of WT Investment Trust I, which invested directly in investment securities.
Prior to July 1, 2005, the Wilmington Small-Cap Core Fund invested its assets in two master series in pursuit of its investment objective. The investment objective, strategies, policies and limitations of each master series were identical to its corresponding Fund.
The Wilmington Mid-Cap Core Fund, the Wilmington Small-Cap Growth Fund and the Wilmington Small-Cap Value Fund commenced operations on December 20, 2005. As of the date of this prospectus, the Wilmington Quality 1000 Fund had not yet commenced operations.
INVESTMENT POLICIES
The following information supplements the information concerning each Fund’s investment objective, policies and limitations found in its prospectus.
MONEY MARKET FUNDS
The “Money Market Funds” are the Wilmington Prime Money Market Fund (the “Prime Money Market Fund”), the Wilmington U.S. Government Money Market Fund (the “U.S. Government Money Market Fund”) and the Wilmington Tax-Exempt Money Market Fund (the “Tax-Exempt Money Market Fund”). Each Money Market Fund has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under all circumstances. Each Fund values its portfolio securities on the basis of amortized cost (see “Purchase, Redemption and Pricing of Shares”) pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). As conditions of that Rule, the Board of Trustees has established procedures reasonably designed to stabilize each Fund’s price per share at $1.00 per share. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by a major rating service (known as a “nationally recognized statistical rating organization or an “NRSRO”) or, in the case of instruments which are not rated, of comparable quality as determined by the investment adviser, Rodney Square Management Corporation (“RSMC”), under the direction of and subject to the review of the Board of Trustees.
The Prime Money Market Fund and the U.S. Government Money Market Fund seek high current income, while preserving capital and liquidity. The Tax-Exempt Money Market Fund seeks high current interest income exempt from Federal income taxes while preserving capital. Each Fund’s investment objective may not be changed without shareholder approval.

1

The Prime Money Market Fund invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations. The U.S. Government Money Market Fund invests in U.S. government obligations and repurchase agreements collateralized by such obligations. Each of the Prime Money Market Fund and Tax-Exempt Money Market Fund may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities; the U.S. Government Money Market Fund may invest up to 20% of its total assets in such obligations.
BANK OBLIGATIONS. The Prime Money Market Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.
Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

•	BANKERS’ ACCEPTANCES. The Prime Money Market Fund and the Tax-Exempt Money Market Fund may invest in bankers’ acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	CERTIFICATES OF DEPOSIT. The Prime Money Market Fund and the Tax-Exempt Money Market Fund may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	TIME DEPOSITS. The Prime Money Market Fund may invest in time deposits, which are bank deposits for fixed periods of time.
CERTIFICATES OF PARTICIPATION. The Tax-Exempt Money Market Fund may invest in certificates of participation, which give the investor an undivided interest in the municipal obligation in the proportion that the investor’s interest bears to the total principal amount of the municipal obligation.
CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Prime Money Market Fund may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated, at the time of purchase, in the highest category by an NRSRO, such as Moody’s or S&P or, if not rated, determined by the investment adviser to be of comparable quality. See “Appendix B — Description of Ratings.” The Fund may invest in asset-backed commercial paper subject to Rule 2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from an NRSRO.
FOREIGN SECURITIES. At the present time, portfolio securities of the Prime Money Market Fund that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Fund may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized

2

in countries outside of the United States. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.
ILLIQUID SECURITIES. No Money Market Fund may knowingly invest more than 10% of the value of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by a Fund’s investment adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).
INVESTMENT COMPANY SECURITIES. The Money Market Funds may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund’s total assets were to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order. It is possible that a Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.
MUNICIPAL SECURITIES. The Prime Money Market Fund and the Tax-Exempt Money Market Fund each may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by a Fund to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:
•	GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

3

•	REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state’s ability, without obligation, to make up deficits in the reserve fund.

•	MUNICIPAL LEASE OBLIGATIONS may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Funds will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

•	BOND ANTICIPATION NOTES are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

•	TAX ANTICIPATION NOTES finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

•	REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

•	INDUSTRIAL DEVELOPMENT BONDS (“IDBs”) AND PRIVATE ACTIVITY BONDS (“PABs”) are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

•	RESOURCE RECOVERY BONDS are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

•	TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

4

•	CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or the Government National Mortgage Association (“Ginnie Mae.”)

•	PUT BONDS are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
REPURCHASE AGREEMENTS. Each Money Market Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of a Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.
SECURITIES LENDING. Each Money Market Fund may from time to time lend their portfolio securities pursuant to agreements which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund and all deemed borrowing exceed one-third of the value of the Fund’s total assets taken at fair market value. When a Fund lends its portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund’s total assets in calculating the percentages of the Fund’s total assets on loan. Collateral must be valued daily by the investment adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.
STANDBY COMMITMENTS. Each Money Market Fund may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Funds may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Funds will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by a Fund.
U.S. GOVERNMENT OBLIGATIONS. Each Money Market Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. government. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm

5

Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.
VARIABLE AND FLOATING RATE SECURITIES. Each Money Market Fund may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Fund investments in these securities must comply with conditions established by the Securities and Exchange Commission (“SEC”) under which they may be considered to have remaining maturities of 397 days or less.
WHEN-ISSUED SECURITIES. Each Money Market Fund may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.
While a Fund initially commits to purchase such securities with the purpose of actually acquiring them, the Fund may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Fund may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.
When a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Fund’s net asset value. When payment for a when-issued security is due, the Fund will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.
THE BOND FUNDS
The “Bond Funds” are the Wilmington Short/Intermediate-Term Bond Fund (the “Short/Intermediate-Term Bond” Fund), the Wilmington Broad Market Bond Fund (the “Broad Market Bond Fund”), Wilmington Municipal Bond Fund (the “Municipal Bond Fund”) and the Wilmington Short-Term Bond Fund (the “Short Term Bond Fund”). RSMC, the investment adviser for the Bond Funds, employs an investment process that is disciplined, systematic and oriented toward a quantitative assessment and control of volatility. Exposure to credit risk is moderated by limiting 80% of each of the Broad Market Bond Fund, Municipal Bond Fund and Short-Term Bond Fund and 85% of the Short/Intermediate-Term Bond Fund’s investments to securities that, at the time of purchase, are rated investment grade by an NRSRO such as Moody’s, S&P, or, if unrated, are determined by RSMC to be of comparable quality. Effective February 1, 2005, the Broad Market Bond Fund’s credit risk was moderated by limiting 80% of its investment to such investment grade securities. Prior to that time, the Broad Market Bond Fund invested 85% of its assets in such securities. See “Appendix B — Description of Ratings.” Ratings, however, are not guarantees of quality or of stable credit quality. Not even the highest rating constitutes assurance that the security will not fluctuate in value or that a Fund will receive the anticipated yield on the security. RSMC continuously monitors the quality of the Funds’ holdings, and should the rating of a security be downgraded or its quality

6

be adversely affected, RSMC will determine whether it is in the best interest of the affected Fund to retain or dispose of the security.
The Short/Intermediate-Term Bond Fund and Broad Market Bond Fund each seek a high total return, consistent with high current income. The Short/Intermediate-Term Bond Fund will normally invest at least 85% of its net assets, plus the amount of any borrowings for investment purposes (hereinafter “Assets”) in various types of fixed income securities. The Broad Market Bond Fund will normally invest at least 80% of its assets in various types of fixed income securities. These policies may be changed upon 60 days written notice to shareholders.
The Municipal Bond Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. The Municipal Bond Fund will normally invest as least 80% of its Assets in municipal securities that provide interest exempt from federal income tax. This policy may be changed upon 60 days written notice to shareholders.
The Short-Term Bond Fund seeks to preserve capital and provide current income. The Fund will normally invest at least 80% of its Assets in various types of investment grade fixed income securities. The Fund’s investment objective and 80% policy may be changed without shareholder approval, upon 60 days prior written notice to shareholders.
The investment objectives of the Broad Market Bond Fund, Short/Intermediate-Term Bond Fund and Municipal Bond Fund may not be changed without shareholder approval.
The effect of interest rate fluctuations in the market on the principal value of the Bond Funds is moderated by limiting the average dollar-weighted duration of their investments — in the case of the Short/Intermediate-Term Bond Fund to a range of 2 1/2 to 4 years, in the case of the Broad Market Bond Fund to a range of 4 to 7 years, in the case of the Municipal Bond Fund to a range of 4 to 8 years and in case of the Short-Term Bond Fund to a range of 1 to 3 years. Investors may be more familiar with the term “average effective maturity” (when, on average, the fixed income securities held by the Fund will mature), which is sometimes used to express the anticipated term of the Funds’ investments. Generally, the stated maturity of a fixed income security is longer than its projected duration. Under normal market conditions, the average effective maturity, in the case of the Short/Intermediate-Term Bond Fund, is expected to fall within a range of approximately 3 to 5 years, in the case of the Broad Market Bond Fund, within a range of approximately 7 to 12 years, in the case of the Municipal Bond Fund, within a range of approximately 5 to 10 years, and in the case of the Short-Term Bond Fund with an average dollar weighted maturity of 1 to 5 years. In the event of unusual market conditions, the Short/Intermediate-Term Bond and the Broad Market Bond Funds may invest in fixed income securities with an average dollar-weighted duration of 1 to 6 years and 2 to 10 years, respectively.
RSMC’s goal in managing the Short/Intermediate-Term Bond Fund, the Broad Market Bond Fund and the Short-Term Bond Fund is to gain additional return by analyzing the market complexities and individual security attributes which affect the returns of fixed income securities. The Bond Funds are intended to appeal to investors who want exposure to the broad fixed income securities market and the current returns that characterize the short-term to intermediate-term sector of that market.
Given the average duration of the holdings of the Bond Funds and the current interest rate environment, the Funds should experience smaller price fluctuations than those experienced by longer-term bond and municipal bond funds and a higher yield than fixed-price money market and tax-exempt money market funds. Of course, the Funds will likely experience larger price fluctuations than money market funds and a lower yield than longer-term bond and municipal bond funds. Given the quality of the Funds’ holdings, which for 80% or 85%, as the case may be, of their investments must be investment grade (rated within the top four categories) or comparable to investment grade securities at the time of purchase, the Funds will accept lower yields in order to avoid the credit concerns experienced by funds that invest in lower quality fixed income securities. In addition, although the Municipal Bond Fund expects to invest substantially all of its net assets in municipal securities that provide interest income that is exempt from federal income tax,

7

it may invest up to 20% of its net assets in other types of fixed income securities that provide federally taxable income.
The composition of each Fund’s holdings varies depending upon RSMC’s analysis of the fixed income markets and, with respect to the Municipal Bond Fund, the municipal securities markets including analysis of the most attractive segments of the yield curve, the relative value of the different market sectors, expected trends in those markets and supply versus demand pressures. Securities purchased by the Funds may be purchased on the basis of their yield or potential capital appreciation or both. By maintaining each Fund’s specified average duration, RSMC seeks to protect the Fund’s principal value by reducing fluctuations in value relative to those that may be experienced by bond funds with longer average durations. This strategy may reduce the level of income attained by the Funds. Of course, there is no guarantee that principal value can be protected during periods of extreme interest rate volatility.
RSMC may make frequent changes in the Funds’ investments, particularly during periods of rapidly fluctuating interest rates. These frequent changes would involve transaction costs to the Funds and could result in taxable capital gains.
ASSET-BACKED SECURITIES. The Bond Funds may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as “asset-backed securities,” and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.
Asset-backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.
Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represent residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.
The value of asset-backed securities may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.
BANK OBLIGATIONS. Each Bond Fund may invest in the same U.S. dollar-denominated obligations of major banks as the Money Market Funds. (See “Money Market Funds — Bank Obligations”).
CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Bond Funds may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Funds will only invest in commercial paper rated, at the time of purchase, in the highest category by an NRSRO, such as Moody’s or S&P or, if not rated, determined by RSMC to be of comparable quality.
FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Bond Funds to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, RSMC considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments,

8

currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. The Municipal Bond Fund will not acquire municipal securities with buy-back features if, in the opinion of counsel, the existence of a buy-back feature would alter the tax-exempt nature of interest payments on the underlying securities and cause those payments to be taxable to that Fund and its shareholders.
Buy-back features include standby commitments, put bonds and demand features.
•	STANDBY COMMITMENTS. Each Bond Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

•	Ordinarily, a Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. A Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.

•	PUT BONDS. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate.

•	In selecting put bonds for the Bond Funds, RSMC takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

•	DEMAND FEATURES. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.
GUARANTEED INVESTMENT CONTRACTS. The Bond Funds may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser

9

generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.
Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. No Fund intends to invest more than 5% of its net assets in GICs.
ILLIQUID SECURITIES. No Bond Fund may invest more than 15% of the value of its net assets in illiquid securities. (See “Money Market Funds – Illiquid Securities” for a discussion on illiquid securities.)
INVESTMENT COMPANY SECURITIES. The Bond Funds may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds or “ETFs.” Such investments are subject to limitations prescribed by the 1940 Act. (See “Money Market Funds - Investment Company Securities”.)
MONEY MARKET FUNDS. The Bond Funds may invest in the securities of money market mutual funds, within the limits prescribed by the 1940 Act, as previously described under “Money Market Funds - Investment Company Securities.”
MORTGAGE-BACKED SECURITIES. The Bond Funds may invest in mortgage-backed securities, securities representing interests in a pool of mortgages secured by real property.
Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Department of Veterans Affairs. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.
Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro-rata basis. In the case of collateralized mortgage obligations (“CMOs”), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.
CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.
Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal

10

distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments — “interest only” or “IO” — and another class of holders receiving the principal repayments —”principal only” or “PO.” The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.
MUNICIPAL SECURITIES. The Bond Funds may invest in municipal securities (see “Money Market Funds – Municipal Securities”).
NON-INVESTMENT GRADE SECURITIES. Each of the Short-Term Bond Fund and the Broad Market Bond Fund may invest in non-investment grade or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.”
High yield bonds are issued by a company whose credit rating (based on an NRSRO’s evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund’s net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Fund defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a

11

Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Portfolio’s securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, certain of a Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a non-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the investment adviser performs its own analysis of the issuers whose non-investment grade securities a Fund holds. Because of this, the Fund’s performance may depend more on the investment adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix B — Description of Ratings.”
In selecting non-investment grade securities, the investment adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Fund. The investment adviser continuously monitors the issuers of non-investment grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Fund’s investment adviser will consider whether the Fund should continue to hold the security.
In the event that a Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.
The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. Although the Municipal Bond Fund has no current intention of so doing, each of the Bond Funds may use options and futures contracts. The Short/Intermediate-Term Bond, the Broad Market Bond and the Short-Term Bond Funds may use forward currency contracts. For additional information regarding such investment strategies, see Appendix A to this SAI.
PARTICIPATION INTERESTS. Each Bond Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

12

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.
More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.
Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.
The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.
Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.
The Municipal Bond Fund will only invest in participation interests in municipal securities, municipal leases or in pools of securities backed by municipal assets if, in the opinion of counsel, any interest income on the participation interest will be exempt from federal income tax to the same extent as the interest on the underlying securities.
PREFERRED STOCK. Each of the Short-Term Bond Fund and the Broad Market Bond Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

13

REPURCHASE AGREEMENTS. Each Bond Fund may invest in repurchase agreements, which were previously described under “Money Market Funds — Repurchase Agreements.”
SECURITIES LENDING. Each Bond Fund may lend securities, within the limitations previously described under “Money Market Funds — Securities Lending”. The Municipal Bond Fund has no current intention of lending its portfolio securities and would do so only under unusual market conditions since the interest income that a Fund receives from lending its securities is taxable.
U.S. GOVERNMENT OBLIGATIONS. Each Bond Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (See “Money Market Funds — U.S. Government Obligations.”)
VARIABLE AND FLOATING RATE SECURITIES. Each Bond Fund may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Fund investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.
Each of the Bond Funds may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater’s price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.
WHEN-ISSUED SECURITIES. Each Bond Fund may buy when-issued securities or sell securities on a delayed-delivery basis, which were previously described under “Money Market Funds — When-Issued Securities.”
The Municipal Bond Fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer’s outstanding indebtedness (“refunding contracts”). These contracts require the issuer to sell and the Fund to buy municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. The offering proceeds are then used to refinance existing municipal obligations. Although the Municipal Bond Fund may sell its rights under a refunding contract, the secondary market for these contracts may be less liquid than the secondary market for other types of municipal securities. The Fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts usually provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). The Fund may secure its obligation under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provision of the refunding contract. When required by SEC guidelines, the Fund will place liquid assets in a segregated custodial account equal in amount to its obligations under outstanding refunding contracts.
ZERO COUPON BONDS. Each Bond Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause a Fund to liquidate investments in order to make the required distributions.

14

Risk Factors Applicable to the Municipal Bond Fund:
HEALTH CARE SECTOR. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. A major source of revenues for the industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for those programs. Numerous other factors may affect the industry, such as (i) general and local economic conditions, (ii) demand for services, (iii) expenses (including malpractice insurance premiums), and (iv) competition among health care providers. In the future, the following may adversely affect the industry: (i) adoption of legislation proposing a national health insurance program, (ii) medical and technological advances which alter the demand for health services or the way in which such services are provided, and (iii) efforts by employers, insurers and governmental agencies to reduce the costs of health insurance and health care services.
Health care facilities include life care facilities, nursing homes and hospitals. The Municipal Bond Portfolio may invest in bonds to finance these facilities which are typically secured by the revenues from the facilities and not by state or local government tax payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be a risk of default in the payment of principal or interest on a bond issue if the facility does not maintain adequate financial reserves for debt service.
HOUSING SECTOR. The Municipal Bond Fund may invest in housing revenue bonds which typically are issued by state, county and local housing authorities and are secured only by the revenues of mortgages originated by those authorities using the proceeds of the bond issues. Factors that may affect the financing of multi-family housing projects include acceptable completion of construction, proper management, occupancy and rent levels, economic conditions and changes in regulatory requirements.
Since the demand for mortgages from the proceeds of a bond issue cannot be precisely predicted, the proceeds may be in excess of demand, which would result in early retirement of the bonds by the issuer. Since the cash flow from mortgages cannot be precisely predicted, differences in the actual cash flow from the assumed cash flow could have an adverse impact upon the issuer’s ability to make scheduled payments of principal and interest or could result in early retirement of the bonds.
Scheduled principal and interest payments are often made from reserve or sinking funds. These reserves are funded from the bond proceeds, assuming certain rates of return on investment of the reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate.
ELECTRIC UTILITIES SECTOR. The electric utilities industry has experienced, and may experience in the future (i) problems in financing large construction programs in an inflationary period, (ii) cost increases and delays caused by environmental considerations (particularly with respect to nuclear facilities), (iii) difficulties in obtaining fuel at reasonable prices, (iv) the effects of conservation on the demand for energy, (v) increased competition from alternative energy sources, and (vi) the effects of rapidly changing licensing and safety requirements.
PROPOSED LEGISLATION. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. For example, Federal tax law now limits the types and amounts of tax-exempt bonds issuable for industrial development and other types of private activities. These limitations may affect the future supply and yields of private activity securities. Further proposals affecting the value of tax-exempt securities may be introduced in the future. In addition, proposals have been made, such as that involving the “flat tax,” that could reduce or eliminate the value of that exemption. If the availability of municipal securities for investment or the value of the Municipal Bond Fund’s holdings could be materially affected by such changes in the law, the Board of Trustees would reevaluate the Fund’s investment objective and policies or consider the Fund’s dissolution.

15

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 fiscal years, were:

	12 Months Ended		12 Months Ended
	6/30/06		6/30/05
Short/Intermediate-Term Bond	[ ]	%	[33]	%
Broad Market Bond	[ ]	%	[43]	%
Municipal Bond	[ ]	%	[38]	%
Short-Term Bond	[ ]	%	[50]	%
THE EQUITY FUNDS
The “Equity Funds” are the Wilmington Small-Cap Core Fund (the “Small-Cap Core Fund”), the Wilmington Mid-Cap Core Fund (the “Mid-Cap Core Fund”), the Wilmington Large-Cap Core Fund (the “Large-Cap Core Fund”), the Wilmington Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Wilmington Large-Cap Growth Fund (the “Large-Cap Growth Fund”), the Wilmington Small-Cap Value Fund (the “Small-Cap Value Fund”) and the Wilmington Large-Cap Value Fund (the “Large-Cap Value Fund”).
The Small-Cap Growth Fund and Large-Cap Growth Fund each seek superior long-term growth of capital. The Small-Cap Core Fund, Mid-Cap Core Fund, the Small-Cap Value Fund, the Large-Cap Core Fund and the Large-Cap Value Fund each seek to achieve long-term capital appreciation. Each of the foregoing investment objectives may not be changed without shareholder approval.
The Small-Cap Core Fund invests at least 80% of its Assets in a diversified portfolio of U.S. equity (or equity related) securities of small-cap companies. The Mid-Cap Core Fund invests at least 80% of its Assets in a diversified portfolio of U.S. equity (or equity related) securities of mid-cap companies. The Large-Cap Core Fund invests at least 80% of its Assets primarily in a diversified portfolio of U.S. equity (or equity related) securities of large-cap companies.
The Small-Cap Growth and Large-Cap Growth Funds invest at least 80% of their assets in U.S. equity (or equity related) securities of, respectively small-cap and large-cap companies.
The Large-Cap Value Fund invests at least 80% of its Assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, equal to those in the Russell 1000 Value Index (“large-cap company”) and publicly traded on a U.S. Securities market.
The foregoing policies may be changed upon 60 days written notice to shareholders.
MONEY MARKET FUNDS. Each Equity Fund may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. (See “Money Market Funds — Investment Company Securities.”)
U.S. GOVERNMENT OBLIGATIONS. Each Equity Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (See “Money Market Funds — U.S. Government Obligations.”)
COMMERCIAL PAPER. Each Equity Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by the investment adviser to be of comparable quality.
BANK OBLIGATIONS. Each Equity Fund may invest in the same obligations of U.S. Banks as the Money Market Funds. (See “Money Market Funds — Bank Obligations.”)

16

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.
Each Equity Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by an NRSRO such as Moody’s or S&P, or if unrated, are determined by the investment adviser, as applicable, to be of comparable quality. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Fund’s purchase of the security, the investment adviser, as applicable, will determine whether it is in the best interest of the Fund to retain the security.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
FOREIGN SECURITIES. Each Equity Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares for foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets.
Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U S securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of an Equity Fund’s investments in one country may offset potential gains from investments in another country.

17

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of an Equity Fund are uninvested and no return is earned thereon and may involve a risk of loss to the Equity Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case the Equity Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Equity Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Investments in foreign securities will usually be denominated in foreign currencies and therefore, an Equity Fund may temporarily hold cash in foreign currencies. The value of an Equity Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Equity Fund may incur costs in connection with conversions between various currencies. The Equity Fund’s value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).
HEDGING STRATEGIES. Each Equity Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

18

ILLIQUID SECURITIES. Each Equity Fund may invest no more than 15% of its net assets in illiquid securities. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment adviser to the Board of Trustees.
INVESTMENT COMPANY SECURITIES. The Equity Funds may invest in investment company securities issued by open-end and closed-end investment companies, including ETFs. Such investments are subject to limitations prescribed by the 1940 Act. (See “Money Market Funds — Investment Company Securities”.)
OPTIONS ON SECURITIES AND SECURITIES INDICES. The Large-Cap Growth, Large-Cap Value and Small-Cap Core Funds each may purchase call options on securities that the investment adviser intends to include in the Funds in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Funds may purchase put options to hedge against a decline in the market value of securities held in the Funds or in an attempt to enhance return. The Funds may write (sell) put and covered call options on securities in which they are authorized to invest. The Funds may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of a Fund that are invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.
REPURCHASE AGREEMENTS. Each Equity Fund may invest in repurchase agreements, which were previously described under “Money Market Funds — Repurchase Agreements.”
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration. Each of the Equity Funds is subject to a Fund’s investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.
SECURITIES LENDING. Each Equity Fund may lend securities subject to the same conditions applicable to the Money Market Funds, as described under “Money Market Funds — Securities Lending.”
TEMPORARY DEFENSIVE POSITION. Each Equity Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 fiscal years were:

	12 Months
	Ended		12 Months Ended
	6/30/06		6/30/05
Small-Cap Core Fund[1]	[ ]	%	15%
Mid-Cap Core Fund[3]	[____]	%	N/A
Large-Cap Core Fund	[ ]	%	113%
Small-Cap Growth Fund[3]	[____]	%	N/A
Large-Cap Growth Fund[2]	[ ]	%	230%
Small-Cap Value Fund[3]	[____]	%	N/A
Large-Cap Value Fund	[ ]	%	28%

19

[1]	Effective July 1, 2005, the Small-Cap Core Fund changed its investment structure from a “fund-of-funds” structure to a stand-alone investment structure that invests directly in portfolio securities. The portfolio turnover rates reflect the investment activity in the underlying funds, and do not reflect the portfolio turnover that an investor can expect within the investment portfolio of a “stand-alone” fund.

[2]	The variation in portfolio turnover rates for the Large-Cap Growth Fund was primarily due to the 2005 change in investment strategies and investment adviser, from Roxbury Capital Management, LLC to Rodney Square Management Corporation.

[3]	The Mid-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund commenced operations on December 20, 2005. Rates supplied represent non-annualized portfolio turnover from the date operations commenced.

THE QUALITY 1000 FUND
The Quality 1000 Fund (the “Quality 1000 Fund”) seeks to achieve its investment objective by investing at least 80% of its assets in equity securities. This 80% policy may be changed without shareholder approval upon 60 days written notice to shareholders.
ASSET-BACKED SECURITIES. The Quality 1000 Fund may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. (See “Bond Funds – Asset-Backed Securities).
BANK OBLIGATIONS. The Quality 1000 Fund may invest in the same U.S. dollar-denominated obligations of major banks as the Money Market Funds. (See “Money Market Funds – Bank Obligations”).
CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Quality 1000 Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.
CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Quality 1000 Fund may invest in corporate bonds, notes and commercial paper. (See “Bond Funds” – Corporate Bonds, Notes and Commercial Paper).
DEBT SECURITIES. The Quality 1000 Fund may invest in debt securities. (See “Equity Funds – Debt Securities).
DEPOSITARY RECEIPTS. The Quality 1000 Fund may invest in American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. (See “Equity Funds – Depositary Receipts).
DERIVATIVES. The Quality 1000 Fund may invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes. Some derivative investments the Quality 1000 Fund may use are the hedging instruments described below in this Statement of Additional Information and in Appendix A. Segregated accounts will be maintained for all derivative transactions, to the extent required by the 1940 Act. Among the derivative investments the Quality 1000 Fund may invest in are “index-linked” or “currency-linked” notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an

20

amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Other derivative investments the Quality 1000 Fund may use include “debt exchangeable for common stock” of an issuer or “equity-linked debt securities” of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer’s common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the investment adviser expected.
FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. The Quality 1000 Fund may invest in fixed income securities with buy-back features which enable the Quality 1000 Fund to recover principal upon tendering the securities to the issuer or a third party. (See “Bond Funds – Fixed Income Securities With Buy-Back Features”).
FOREIGN SECURITIES. The Quality 1000 Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Equity Funds – Foreign Securities”).
GUARANTEED INVESTMENT CONTRACTS. The Quality 1000 Fund may invest in GICs, but does not intend to invest more than 5% of its net assets in GICs. (See “Bond Funds – Guaranteed Investment Contracts”).
HEDGING STRATEGIES. The Quality 1000 Fund may engage in certain hedging strategies that involve options, and futures. These hedging strategies are described in detail in Appendix A.
ILLIQUID SECURITIES. The Fund may not, knowingly, invest more than 15% of its net assets in illiquid securities. (See “Money Market Funds – Illiquid Securities”).
INVESTMENT COMPANY SECURITIES. The Quality 1000 Fund may invest in investment company securities issued by open-end and closed-end investment companies, including ETFs. (See Money Market Funds – Investment Company Securities).
INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. As explained under “Investment Limitations” below, the Quality 1000 Fund does not invest directly in commodities. However, the Quality 1000 Fund may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Quality 1000 Fund may invest in companies who business is related to mining of precious or other metals (e.g. gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the valve of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.
MORTGAGE-BACKED SECURITIES. The Quality 1000 Fund may invest in mortgage-backed securities. (See “Bond Funds – Mortgage-Backed Securities”).

21

NON-INVESTMENT GRADE SECURITIES. The Quality 1000 Fund may invest in non-investment grade or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” (See “Bond Funds – Non-Investment Grade Securities).
OPTIONS ON SECURITIES AND SECURITIES INDICES. The Quality 1000 Fund may purchase call options on securities that the investment adviser or sub-adviser intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. (See “Equity Funds – Options on Securities and Securities Indices”).
PARTICIPATION INTERESTS. The Quality 1000 Fund may invest in participation interests in fixed income securities. (See “Bond Funds – Participation Interests”).
PREFERRED STOCK. The Quality 1000 Fund may invest in preferred stocks. (See “Bond Funds – Preferred Stock”).
REAL ESTATE COMPANIES. The Quality 1000 Fund may invest in securities (including, but not limited to common shares, preferred shares and convertible preferred shares) and debt securities issued by real estate companies, including REITs. A “Real Estate Company” is a company (i) that generally derives at least 50% of its revenue from the ownership, leasing, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Quality 1000 Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of Real Estate Companies. It is anticipated that substantially all of the equity securities of Real Estate Companies in which the Quality 1000 Fund intends to invest will be traded on a national securities exchange or in the over-the-counter markets.
REITs. The Quality 1000 Fund may invest in equity and/or debt securities issued by REITs. A REIT is a Real Estate Company that pools investors’ funds for investment primarily in income-producing real estate properties or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs.
Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Fund may invest in both publicly and privately traded REITs.
REPURCHASE AGREEMENTS. The Quality 1000 Fund may invest in repurchase agreements. (See “Money Market Funds – Repurchase Agreements”).
RESTRICTED SECURITIES. The Quality 1000 Fund may invest in restricted securities. (See “Equity Funds – Restricted Securities”).
SECURITIES LENDING. The Quality 1000 Fund may lend its portfolio securities within the limitations previously described under “Money Market Funds – Securities Lending”).
SHORT SALES. In a short sale, the Quality 1000 Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Quality 1000 Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Quality 1000 Fund may make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in

22

the value of a security owned by the Quality 1000 Fund or a security convertible into or exchangeable for such security, or when the Quality 1000 Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Quality 1000 Fund’s long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Quality 1000 Fund owns, either directly or indirectly, and, in the case where the Quality 1000 Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Quality 1000 Fund’s position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Quality 1000 Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales. The Quality 1000 Fund will only make short sales “against the box,” meaning that at all times when a short position is open, the Quality 1000 Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Quality 1000 Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities.
U.S. GOVERNMENT OBLIGATIONS. The Quality 1000 Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (See “Money Market Funds – U.S. Government Obligations”).
VARIABLE AND FLOATING RATE SECURITIES. The Quality 1000 Fund may invest in variable and floating rate securities. (See “Bond Funds – Variable and Floating Rate Securities”).
WHEN-ISSUED SECURITIES. The Quality 1000 Fund may buy when-issued securities or sell securities on a delayed-delivery-basis, which were previously described under “Money Market Funds – When-Issued Securities”).
ZERO COUPON BONDS. The Quality 1000 Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. (See “Bond Funds – Zero Coupon Bonds”).
TEMPORARY DEFENSIVE POSITIONS. The Quality 1000 Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Quality 1000 Fund will be unable to achieve its investment objective.
DISCLOSURE OF FUND HOLDINGS
The Funds have policies and procedures in place regarding the disclosure of securities holdings of the Funds designed to allow disclosure of such holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis.
The Funds provide portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities.
The Funds may, but are not required to, post the Fund’s schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, a Fund may post information on a website about the number of securities the Fund holds, a summary schedule of

23

investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
The Fund may distribute or authorize the distribution of information about a Fund’s holdings that is not publicly available (on a website or otherwise) to a Fund’s or an investment adviser’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of an affected Fund.
In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, sub-adviser, or principal underwriter, or any affiliated person of the Funds, their investment advisers, sub-advisers, or its principal underwriter, on the other, the Trust’s Chief Compliance Officer must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of portfolio holdings. The Trust’s Chief Compliance Officer must report all arrangements to disclose portfolio holdings information to the Trust’s Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.
Before any non-public disclosure of information about a Fund’s holdings, the Chief Compliance Officer will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in a Fund or any other security. The Fund may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.
Under no circumstances may the Fund or an investment adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
Each of the following third parties have been approved to receive portfolio holdings information: (i) the Fund’s administrator and accounting agent; (ii) the Fund’s independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) the Fund’s custodian in connection with its custody of the Fund’s assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poors. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holdings information without specific authorization. The Fund’s investment advisers and service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.
The identity of persons with which the Funds have ongoing arrangements to provide portfolio holdings information is set forth below. In order to solicit prices on various fixed income securities certain of the Funds share this information with the broker dealers listed below on a periodic basis as needed with as little as a one day lag:

Banc of America	Morgan Stanley
Barclays Capital Inc.	Morningstar
Bear Stearns & Co. Inc.	Piper Jaffray & Company

24

Bloomberg	Plexus
Commerce Capital Markets, Inc.	RBC Dain Rauscher
Factset	Standard & Poor’s
Fidelity	Starboard Capital Markets LLC
Interactive Data	Stephens Inc.
Investedge	Stern, Agee & Leach
Legg Mason Wood Walker	Stone & Youngberg
Lehman Brothers	Thompson Financial
Lipper	Vestek
Longview	Wachovia Securities
Loop Capital Markets	William Blair & Co., L.L.C.
Maslow
INVESTMENT LIMITATIONS
Except as otherwise provided, the Funds have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or a Fund’s assets or redemptions of shares will not be considered a violation of the limitation. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund.
Money Market Funds: Each Money Market Fund will not as a matter of fundamental policy:
1.	purchase the securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2.	purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that the Prime Money Market Fund may invest more than 25% of its total assets in the obligations of banks;

3.	borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if the Fund’s borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Fund’s total assets;

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein;

25

7.	purchase or sell physical commodities or contracts, provided that currencies and currency-related contracts will not be deemed physical commodities; or

8.	issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur, provided that the Fund’s use of options, futures contracts and options thereon or currency-related contracts will not be deemed to be senior securities for this purpose.
With respect to the exclusion from the investment limitation described in number 2 above, the Money Market Funds have been advised that it is the SEC staff’s current position, that the exclusion may be applied only to U.S. bank obligations; the Money Market Funds, however, will consider both foreign and U.S. bank obligations within this exclusion. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.
The following non-fundamental policies apply to each Money Market Fund unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Money Market Fund will not:
1.	make short sales of securities except short sales against the box;

2.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, and if at any time the Fund’s bank borrowings exceed its fundamental borrowing limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with such limitations;

4.	make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or any combination of cash and securities, marked to market daily; or

5.	with respect to the U.S. Government Money Market and Prime Money Market Funds only, purchase the securities of any one issuer if as a result more than 5% of the Funds’ total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
Bond Funds: Each Bond Fund will not as a matter of fundamental policy (except for the Short-Term Bond Fund for which the following are non-fundamental policies and which can be changed upon 60 days written notice to shareholders):
1.	purchase the securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2.	purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including repurchase agreements fully collateralized by U.S. Government obligations) or to tax-exempt municipal securities;

3.	borrow money, provided that the Fund may borrow money from banks for temporary or emergency purposes (not for leveraging or investment) or by engaging in reverse repurchase agreements if the Funds’ borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

26

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Fund’s total assets;

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate or real estate limited partnership interests, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities or commodities contracts except financial and foreign currency futures contracts and options thereon, options on foreign currencies and forward currency contracts; or

8.	issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur, provided that futures, options and forward currency transactions will not be deemed to be senior securities for purposes of this limitation.
The following non-fundamental policies apply to the Bond Funds and may be changed by the Board of Trustees without shareholder approval. Each Bond Fund will not:
1.	pledge, mortgage or hypothecate its assets, except the Fund may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of its total assets to secure borrowings, and the Fund may deposit initial and variation margin in connection with transactions in futures contracts and options on futures contracts;

2.	make short sales of securities except short sales against the box;

3.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options or futures;

4.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets;

5.	purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund’s total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, and the in-the-money amount of an option that is in-the-money at the time of purchase is excluded;

6.	write put or call options having aggregate exercise prices greater than 25% of the Funds’ net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options; or

7.	when engaging in options, futures and forward currency contract strategies, a Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the Funds’ custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (cover) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
Equity Funds: Each of the Small-Cap Core Fund, the Large-Cap Core Fund, the Large-Cap Growth Fund and the Large-Cap Value Fund, will not as a matter of fundamental policy:

27

1.	purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.	purchase securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3.	borrow money, provided that (1) the Large-Cap Value Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund’s assets; and (2) each of the Large-Cap Core, Large-Cap Growth and Small-Cap Core Funds may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of a Fund’s total assets;

4.	make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate, provided that (1) the Large-Cap Value Fund additionally may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass through and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein; (2) the Large-Cap Core, Large-Cap Growth and Small-Cap Core Funds each may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities, provided that (1) the Large-Cap Value Fund additionally is restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities and (2) Large-Cap Core, Large-Cap Growth and Small-Cap Core Funds each may invest in purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act, provided that the Large-Cap Value Fund may borrow money subject to its investment limitation on borrowing.
The following non-fundamental policies apply to the Small-Cap Core Fund, the Large-Cap Core Fund, the Large-Cap Growth Fund and the Large-Cap Value Fund unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Such Funds will not:

9.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund, provided that (1) this limitation does not apply to the Large-Cap Core, Large-Cap Growth and Small-Cap Core Funds; and (2) with respect to the Large-Cap Value Fund, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

10.	make short sales of securities except short sales against the box;

28

11.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Large-Cap Growth and the Large-Cap Value Funds may make initial and variation margin deposits in connection with permitted transactions in options or futures without violating this limitation; or

12.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, provided that the Large-Cap Value Fund may not borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

The following non-fundamental policies apply to the Mid-Cap Core Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund unless otherwise indicated, and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. Such Funds will not:

1.	purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations. (This limitation does not apply to the Wilmington ETF Allocation Fund.);

2.	invest 25% or more of the value of a Fund’s assets in securities of issuers in any one industry. This restriction also does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to securities issued by other investment companies;

3.	issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

4.	make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

5.	underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate or interests therein, although each Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but each Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

29

8.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by a Fund are not deemed to be pledges or hypothecations);

9.	engage in short sales of securities or maintain a short position, except that each Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

10.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

11.	purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.

When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
Quality 1000 Fund: The Quality 1000 Fund will not:

1.	purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations and treated as U.S. Government obligations;

2.	invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to securities issued by other investment companies;

3.	issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

4.	make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

30

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

8.	pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);

9.	engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

10.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

11.	purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.

When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

31

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Funds’ investment adviser, or the Trust, within the meaning of the 1940 Act. Each person who is not an “interested person” of the Funds’ investment adviser or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee as it relates to the Trust’s business is 1100 North Market Street, Wilmington, DE 19890.

				Number of
				Funds in
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name and	Held with	Length of Time	During Past	Overseen by	Held by
Date of Birth	Trust	Served	Five Years	Trustee[1]	Trustee
INTERESTED TRUSTEES

NEIL WOLFSON[2] Date of Birth: 6/64	Trustee, President, Chief Executive Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified. Trustee since November 2005. President and Chief Executive Officer since January 2006	Chief Investment Officer of Wilmington Trust Investment Management, LLC (“WTIM”) since July 2004; Previously, Partner with KPMG from 1996 to 2004.	27	None

ROBERT J. CHRISTIAN[3] Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since October 1998, President and Chairman of the Board from October 1998 to January 2006.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) from 1996 to 2005; Vice President of RSMC 2005 to 2006.	27	None

[1]	The “Fund Complex” currently consists of the Trust (27 funds) and CRM Mutual Fund Trust (4 funds).

[2]	Mr. Wolfson is an “Interested Trustee” by reason of his position as Chief Investment Officer of WTIM, an affiliate of RSMC.

[3]	Mr. Christian is an “Interested Trustee” by reason of his previous employment with RSMC, an investment adviser to the Trust.

32

				Number of
				Funds in
			Principal	Fund	Other
		Term of Office and	Occupation(s)	Complex	Directorships
Name and	Position(s) Held	Length of Time	During Past	Overseen by	Held by
Date of Birth	with Trust	Served	Five Years	Trustee[1]	Trustee
INDEPENDENT TRUSTEES

ROBERT ARNOLD Date of Birth: 3/44	Trustee	Shall serve until death, resignation or removal. Trustee since May 1997.	Founder and co-manages, R. H. Arnold & Co., Inc. (investment banking company) since 1989.	27	First Potomac Realty Trust (real estate investment trust)

DR. ERIC BRUCKER Date of Birth: 12/41	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Professor of Economics, Widener University since July 2004; formerly, Dean, School of Business Administration of Widener University from 2001 to 2004; Dean, College of Business, Public Policy and Health at the University of Maine from September 1998 to June 2001.	27	None

NICHOLAS GIORDANO Date of Birth: 3/43	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since October 1998.	Consultant, financial services organizations from 1997 to present; Interim President, LaSalle University from 1998 to 1999.	27	Kalmar Pooled Investment Trust; Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens).

[1]	The “Fund Complex” currently consists of the Trust (27 funds) and CRM Mutual Fund Trust (4 funds).

33

				Number of
				Funds in
			Principal	Fund	Other
		Term of Office and	Occupation(s)	Complex	Directorships
Name and	Position(s) Held	Length of Time	During Past	Overseen by	Held by
Date of Birth	with Trust	Served	Five Years	Trustee[1]	Trustee
LOUIS KLEIN, JR. Date of Birth: 5/35	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Self-employed financial consultant since 1991.	31	CRM Mutual Fund Trust (since June 2005); WHX Corporation (industrial manufacturer).

JOHN J. QUINDLEN Date of Birth: 5/32	Trustee	Shall serve until death, resignation or removal. Trustee since October 1999.	Retired since 1993.	27	None

MARK A. SARGENT Date of Birth: 4/51	Trustee	Shall serve until death, resignation or removal. Trustee since November 2001.	Dean and Professor of Law, Villanova University School of Law since July 1997.	27	None
As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of the Trust, any of the Funds’ investment advisers or Distributor, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

34

EXECUTIVE OFFICERS

Number of
Funds in
			Principal	Fund	Other
	Position(s)	Term of Office and	Occupation(s)	Complex	Directorships
Name, Address and	Held with	Length of Time	During Past	Overseen by	Held by
Date of Birth	Trust	Served	Five Years	Trustee[1]	Trustee
ERIC K. CHEUNG 1100 North Market Street Wilmington, DE 19890 Date of Birth: 12/54	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 1998.	Vice President, Wilmington Trust Company since 1986; and Vice President and Director, RSMC since 2001.	N/A	N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 1999.	Vice President, RSMC since 1992.	N/A	N/A

JOHN J. KELLEY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 9/59	Vice President, Chief Financial Officer, Treasurer & Secretary	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since September 2005.	Vice President of RSMC since July 2005; Vice President of PFPC Inc. from January 2005 to July 2005; Vice President of Administration, 1838 Investment Advisors, LP from 1999 to 2005; Chief Compliance Officer, 1838 Investment Advisors, LP from 2004 to 2005.	N/A	N/A

35

Number of
Funds in
			Principal	Fund		Other
	Position(s)	Term of Office and	Occupation(s)	Complex		Directorships
Name, Address and	Held with	Length of Time	During Past	Overseen by		Held by
Date of Birth	Trust	Served	Five Years	Trustee[1]		Trustee
ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Chief Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Chief Compliance Officer, Rodney Square Management Corporation since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1998 to 2004.	N/A	N/A
RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Funds’ financial operations and performance, oversee the activities and legal compliance of the Funds’ investment advisers and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Funds’ proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met [___] times during the fiscal year ended June 30, 2006. The Board has an Audit Committee, a Nominating and Governance Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Giordano, Klein and Quindlen, each of whom is an Independent Trustee. Mr. Quindlen serves as the chairman of the Audit Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) review the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended June 30, 2006, there were [___] meetings of the Audit Committee.
NOMINATING AND GOVERNANCE COMMITTEE. The Nominating and Governance Committee is comprised of Messrs. Giordano, Quindlen and Sargent, each of whom is an Independent Trustee. Mr. Sargent serves as chairman of the Nominating and Governance Committee. The Nominating and Governance Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Trust. During the fiscal year ended June 30, 2006, there were [___] meetings of the Nominating and Governance Committee. The Nominating and Governance Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating and Governance Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating

36

and Governance Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of a Fund’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
REGULATORY OVERSIGHT COMMITTEE. The Regulatory Oversight Committee is comprised of Messrs. Arnold, Brucker, Moore and Sargent, each of whom is an Independent Trustee, and Mr. Christian, an Interested Trustee. Mr. Moore serves as the chairman of the Regulatory Oversight Committee. The Regulatory Oversight Committee (i) monitors the Board’s compliance with its major specific responsibilities under the 1940 Act; (ii) receives information regarding proposed and newly adopted federal and state laws and regulations as they apply to the Trust, and provides oversight of investment advisers, other major service providers, and the Trust’s Chief Compliance Officer (“CCO”) regarding compliance with such laws and regulations as needed; (iii) provides oversight of the Trust’s Rule 12b-1 fees and shareholder service fees and the payment of such fees to various investment advisers, broker-dealers and financial intermediaries; (iv) provides oversight of the portfolio trade execution, brokerage commissions, soft dollar usage, and revenue sharing arrangements of the Trust’s investment advisers, and make recommendations to the Board regarding such practices; (v) provides oversight of the Trust’s valuation and pricing policies, procedures and practices and designated management valuation committee; (vi) provides oversight of exemptive order(s), if any, granted to the Trust by the SEC or pursuant to which the Trust is subject; (vii) provides oversight of the Trust, investment advisers, sub-advisers and principal underwriter’s 17j-1 codes of ethics, including violations thereof, and makes recommendations to the Board regarding approval of such codes and material changes thereto; and (viii) monitors, in cooperation with the Nominating and Governance Committee, the CCO’s performance. During the fiscal year ended June 30, 2006, there were [___] meetings of the Regulatory Oversight Committee.
SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2005.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee/Portfolio	in each Fund of the Trust	Investment Companies
Interested Trustees
Robert J. Christian	NONE	[Over $100,000]
Neil Wolfson	NONE	[$10,001-$50,000]
Independent Trustees
Robert Arnold	NONE	[Over $100,000]
Eric Brucker	NONE	[$50,001-$100,000]
Nicholas Giordano	NONE	[$50,001-$100,000]
Louis Klein, Jr.	NONE	[Over $100,000]
John J. Quindlen	NONE	[Over $100,000]
Mark A. Sargent	NONE	[$10,001-$50,000]
As of December 31, 2005, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.

37

COMPENSATION. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses. The following table shows the fees paid during the fiscal year ended June 30, 2006 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund complex:

Total
		Pension or Retirement		Compensation
	Aggregate	Benefits Accrued as	Estimated	from
	Compensation	Part of the Trust	Annual Benefits	Fund Complex
Independent Trustee	from the Trust	Expenses	Upon Retirement	Paid to Trustees
Robert H. Arnold	[$39,375]	None	None	[$52,500]
Dr. Eric Brucker	[$40,500]	None	None	[$54,000]
Nicholas Giordano	[$49,875]	None	None	[$66,500]
Louis Klein, Jr.	[$39,375]	None	None	[$52,500]
Clement C. Moore, II1	[$39,750]	None	None	[$53,000]
John J. Quindlen	[$46,125]	None	None	[$61,500]
Mark A. Sargent	[$52,125]	None	None	[$69,500]

1	Mr. Moore resigned as a Trustee on July 31, 2006.

CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, the Fund, each investment adviser and sub-adviser to the Funds of the Trust and the Distributor have adopted a Code of Ethics.
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, the Distributor or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.
Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Code of Ethics adopted by RSMC, personal trading is subject to pre-clearance and other conditions set forth in their respective Codes.
On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING. The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to each investment adviser thereof, subject to the Board’s continuing oversight. For those Funds which employ a sub-adviser, the investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Funds. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to such Funds. An investment adviser or sub-adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
Each of the investment advisers has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for

38

shareholder meetings. Their proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.
RSMC’s proxy voting procedures establish a protocol for voting of proxies in cases in where RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise RSMC’s independence of judgment and action in voting the proxy in the best interest of a Fund’s shareholders. RSMC believes that consistently voting in accordance with their stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. RSMC’s proxy voting policies and procedures are attached herewith as Appendix C.
CRM’s proxy voting procedures establish a protocol for voting proxies in cases in which it may have a potential conflict of interest arising from, among other things, where a company soliciting proxies is an advisory client of CRM or where CRM has a financial interest in a company soliciting proxies. In such circumstances, CRM will typically vote proxies in accordance with the recommendations of an independent third-party proxy company. In conflict situations where CRM does not follow the recommendations of such third –party company, CRM will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. CRM’s proxy voting procedures and guidelines are attached as Appendix D.
Roxbury’s proxy voting procedures establish a protocol for voting of proxies in cases in which it or a sub-adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, Roxbury or the sub-adviser will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Roxbury’s proxy voting procedures and guidelines are attached as Exhibit E.
The Funds’ proxy voting record as of June 30, 2006 is available (i) without charge, upon request, by calling (800) 336-9970; (ii) on the Funds’ website at http://www.wilmingtonfunds.com; and (iii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of                     , 2006 officers and Trustees of the Trust owned individually and together less than 1% of the Fund’s outstanding shares. As of                     , 2006, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:

Ownership
Name, City and State	Percentage
Wilmington Prime Money Market Fund – Institutional Shares

	[ ]	%

	[ ]	%

	[ ]	%

39

Ownership
Name, City and State	Percentage
	[ ]	%

Wilmington Prime Money Market Fund – Service Shares

	[ ]	%

	[ ]	%

Wilmington Tax-Exempt Money Market Fund – Institutional Shares

	[ ]	%

Wilmington Tax-Exempt Money Market Fund – Service Shares

	[ ]	%

	[ ]	%

Wilmington U.S. Government Money Market Fund – Institutional Shares

	[ ]	%

	[ ]	%

	[ ]	%

	[ ]	%

Wilmington U.S. Government Money Market Fund – Service Shares

	[ ]	%

	[ ]	%

Wilmington Short/Intermediate-Term Bond Fund – Institutional Shares

	[ ]	%

	[ ]	%

	[ ]	%

Wilmington Short/Intermediate-Term Bond Fund – Class A Shares

	[ ]	%

	[ ]	%

40

Ownership
Name, City and State	Percentage
Wilmington Broad Market Bond Fund – Institutional Shares

	[ ]	%

	[ ]	%

Wilmington Broad Market Bond Fund – Class A Shares	[ ]	%

Wilmington Short-Term Bond Fund – Institutional Shares

	[ ]	%

	[ ]	%

	[ ]	%

Wilmington Short-Term Bond Fund – Class A Shares	[ ]	%

Wilmington Municipal Bond Fund – Institutional Shares

	[ ]	%

	[ ]	%

	[ ]	%

Wilmington Municipal Bond Fund – Class A Shares	[ ]	%

Wilmington Large-Cap Core Fund – Institutional Shares

	[ ]	%

	[ ]	%

	[ ]	%

Wilmington Large-Cap Core Fund – Class A Shares	[ ]	%

Wilmington Large-Cap Growth Fund – Institutional Shares

[ ]%5.38%

[ ]%9.33%

Wilmington Large-Cap Growth Fund – Class A Shares	[ ]	%

41

Ownership
Name, City and State	Percentage
Wilmington Large-Cap Value Fund – Institutional Shares

	[ ]	%

	[ ]	%

Wilmington Large-Cap Value Fund – Class A Shares	[ ]	%

Wilmington Small Cap Core Fund – Institutional Shares

Wilmington Small-Cap Core Fund – Class A Shares	[ ]	%

Wilmington Small-Cap Growth – Institutional Shares	[ ]	%

Wilmington Small Cap Growth – Class A Shares	[ ]	%

Wilmington Small-Cap Value – Institutional Shares	[ ]	%

Wilmington Small-Cap Value – Class A Shares	[ ]	%

Wilmington Mid-Cap Core – Institutional Shares	[ ]	%

Wilmington Mid-Cap Core – Class A Shares	[ ]	%

42

INVESTMENT ADVISORY AND SUB-ADVISORY SERVICES
RODNEY SQUARE MANAGEMENT CORPORATION. RSMC serves as the investment adviser to the Mid-Cap Core Fund, Large-Cap Core Fund, Small-Cap Growth Fund, Large-Cap Growth Fund, Small-Cap Value Fund, Large-Cap Value Fund, Short/Intermediate-Term Bond Fund, Broad Market Bond Fund, Municipal Bond Fund, Short-Term Bond Fund, Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, Small-Cap Core Fund and Quality 1000 Fund. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.
Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, and Wilmington Trust Investment Management, LLC, a direct subsidiary of Wilmington Trust Corporation, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, (“CRM”), and Roxbury Capital Management (“Roxbury”) are each registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.
Pursuant to an investment advisory agreement between the Trust and RSMC, dated December 14, 2005, RSMC manages the assets of the Funds (the “Investment Advisory Agreement”). Prior to that time, an investment advisory agreement between the Trust and RSMC, dated July 1, 2005, existed whereby RSMC managed the assets of the Funds. Prior to July 1, 2005, shareholders of each of the Funds approved a substantially identical agreement with RSMC with respect to the management of the Funds’ assets. That agreement was replaced by the Investment Advisory Agreement in connection with the reorganization of the Trust and its portfolios’ investment structure from a master/feeder structure to a traditional stand-alone fund structure. Prior to the withdrawal from the master/feeder structure, fees paid to RSMC were paid by one or more series of the master in which the feeder fund invested. Fees paid after July 1, 2005 are paid directly to RSMC by the Funds.
On July 27, 2005, shareholders of the Large-Cap Growth Fund, Large-Cap Value Fund, and Small-Cap Core Fund approved a new investment advisory agreement (with the Investment Advisory Agreement, the “Investment Advisory Agreements”) which increased the advisory fee payable to RSMC. The Board of Trustees at its meeting on September 1, 2005 voted to approve the continuation of this agreement as previously discussed under “Approval of Investment Advisory and Sub-Advisory Agreements.”
The Investment Advisory Agreements have an initial term of one year and continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreements may be terminated by the Fund or the investment adviser on 60 days written notice without penalty. The Investment Advisory Agreements will also terminate automatically in the event of their assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Agreements, RSMC is entitled to receive the following annual investment advisory fees, paid monthly as a percentage of average daily net assets:

Fund(s)	Annual Fee (as a % of Average Daily Net Assets)
Prime Money Market Fund	0.37% of the first $1 billion in assets;
U.S. Government Money	0.33% of the next $500 million in assets;
Market Fund	0.30% of the next $500 million in assets; and
Tax-Exempt Money Market Fund	0.27% of assets in excess of $2 billion

43

Fund(s)	Annual Fee (as a % of Average Daily Net Assets)
Short/Intermediate-Term Bond Fund	0.35% of the first $1 billion in assets;
Broad Market Bond Fund	0.30% of the next $1 billion in assets; and
Municipal Bond Fund	0.25% of assets over $2 billion
Short-Term Bond Fund

Large-Cap Core Fund	0.60% of the first $1 billion in assets;
Large-Cap Growth Fund	0.55% of the next $1 billion in assets; and
Large-Cap Value Fund	0.50% of assets over $2 billion.

Small-Cap Core Fund	0.75% of assets directly managed by RSMC

Mid-Cap Core Fund	0.70% of the first $1 billion in Assets; 0.65% of the next $1 billion in Assets; and 0.60% of Assets over $2 billion

Small-Cap Growth Fund	0.75% of the first $1 billion in Assets; 0.70% of the next $1 billion
Small-Cap Value Fund	in Assets; and 0.65% of Assets over $2 billion

Quality 1000 Fund	0.50% of the first $1 billion in Assets; 45% of the next $1 billion in Assets; and 0.40% of Assets over $2 billion.
For its services as investment adviser, RSMC received the following fees paid by the Prime Money Market Fund, U.S. Government Fund, Tax-Exempt Fund, Short/Intermediate Bond Fund, Large-Cap Core Fund, Broad Market Bond Fund, Municipal Bond Fund, Short-Term Income Fund and Large-Cap Growth Fund with respect to each Fund’s investment in such respective master series of the WT Investment Trust I as part of each Fund’s former master-feeder structure and for the recently created Mid-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund.

	12 Months Ended		12 Months Ended	12 Months Ended
Fund(s)	6/30/06		6/30/05	6/30/04
Prime Money Market Fund	[ ]		$7,097,060	$9,499,643
U.S. Government Fund	[ ]		$2,991,098	$4,282,870
Tax-Exempt Fund	[ ]		$1,583,642	$2,147,721
Short/Intermediate Bond Fund	[ ]		$532,396	$661,836
Large-Cap Core Fund	[ ]		$206,367	$433,945
Broad Market Bond Fund	[ ]		$284,679	$349,776
Municipal Bond Fund	[ ]		$218,255	$197,801
Short-Term Bond Fund	[ ]		$163,369	$137,946
Large-Cap Growth Fund	[ ]		$125,272 *	N/A
Mid-Cap Core Fund	[ ]	**	N/A	N/A
Small-Cap Growth Fund	[ ]	**	N/A	N/A
Small-Cap Value Fund	[ ]	**	N/A	N/A
Small-Cap Core Fund	[ ]		[ ]	[ ]
Large-Cap Value Fund	[ ]		[ ]	[ ]
Quality 1000 Fund***	N/A		N/A	N/A

*	Advisory fees paid are for the period December 15, 2004 through June 30, 2005.

**	Advisory fees paid are for the period of December 20, 2005 through June 30, 2006.

***	As of the date of this SAI, the Quality 1000 Fund had not yet commenced operations.

44

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed the following amounts with respect to the following Funds:

Fund/Class	Expense Cap
Wilmington Large-Cap Core Fund
Institutional	0.80%
Class A	1.05%

Mid-Cap Core Fund
Institutional	1.00%
Class A	1.00%

Wilmington Short-Term Bond Fund
Institutional	0.65%
Class A	0.90%

Small-Cap Growth Fund
Institutional	1.05%
Class A	1.05%

Small-Cap Value Fund
Institutional	1.05%
Class A	1.05%

Quality 1000 Fund
Institutional	0.70%
Class A	0.70%
These waivers will remain in place until November 1, 2008 (or January 1, 2009 with reference to the Mid-Cap Core Fund, the Small-Cap Core Fund, the Small-Cap Value Fund and the Quality 1000 Fund). The Board may, in its discretion, terminate the expense limitation arrangement with respect to any Fund or class thereof prior to such termination date. Pursuant to RSMC’s contractual waiver obligations, RSMC waived fees and/or reimbursed expenses in the following amounts with respect to the particular Funds:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/06	6/30/05	6/30/04
Large-Cap Core Fund	[ ]	$151,155	$139,654
Municipal Bond Fund	[ ]	$17,651	$21,204
Short-Term Bond Fund	[ ]	$70,382	$89,908
Mid-Cap Core Fund	[ ]	N/A	N/A
Small-Cap Growth Fund	[ ]	N/A	N/A
Small-Cap Value Fund	[ ]	N/A	N/A
Prior to December 15, 2004, Roxbury, an affiliate of RSMC located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, served as the investment adviser to the Large-Cap Growth Fund’s master series for which Roxbury received investment advisory fees of $114,432, and $318,436 for the period July 1, 2004 through December 15, 2004 and the fiscal years ended June 30, 2004, respectively. Prior to July 1, 2005, CRM, an affiliate of RSMC located at 520 Madison Avenue, New York, New York 10022, served as the investment adviser to the Large-Cap Value Fund’s master series for which CRM received investment advisory fees of $377,812 and $345,225 for the fiscal years ended June 30, 2005 and 2004, respectively.

45

CRAMER ROSENTHAL MCGLYNN, LLC
CRM, located at 520 Madison Avenue, New York, New York 10022, serves as a sub-adviser to the Small-Cap Core Fund. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. CRM is 36.53% owned by Cramer, Rosenthal, McGlynn, Inc. (“CRM, Inc.”), the controlling member of CRM. All shareholders of CRM, Inc. are senior officers of CRM. CRM is registered as an investment adviser with the SEC. Wilmington Trust Corporation has controlling interest in CRM by way of equity ownership.
Under a Sub-Advisory Agreement, the Small-Cap Core Fund pays a monthly advisory fee to CRM for the portion of the Fund (the “Account”) managed by it at the annual rate of 0.75% of the Account’s first $1 billion of average daily net assets; 0.70% of the Account’s next $1 billion of average daily net assets; and 0.65% of the Account’s average daily net assets over $2 billion.
Prior to July 1, 2005, CRM served as investment adviser to the Small Cap Value Series, a master series of WT Investment Trust I in which the Small-Cap Core Fund invested as part of its former fund-of-funds structure. For the past three fiscal years, CRM received the following fees for its services as investment adviser to the Small-Cap Value Series:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/06	6/30/05	6/30/04
Small-Cap Value Series	[ ]	$5,375,444	$4,040,536
ROXBURY CAPITAL MANAGEMENT
Roxbury, located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as a sub-adviser to the Small-Cap Core Fund. Roxbury provides investment advisory services, in a growth oriented style, to mutual funds and other institutional accounts, including corporations, unions and pension accounts, foundations, and endowments as well as to individuals. Wilmington Trust Corporation has a controlling interest in Roxbury by way of equity ownership.
Under a Sub-Advisory Agreement, the Small-Cap Core Fund pays a monthly advisory fee to Roxbury for the portion of the Fund (the “Account”) managed by it at the annual rate of 1.00% of the Account’s first $1 billion of average daily net assets; 0.95% for the Account’s next billion of average daily net assets; and 0.90% of the Account’s average daily net assets over $2 billion.
Prior to July 1, 2005, Roxbury served as investment adviser to the Small-Cap Growth Series, a master series of WT Investment Trust I in which the Small-Cap Core Fund invested as part of its former fund-of-funds structure. For the past three fiscal years, Roxbury received the following fees for its services as investment adviser to the Small-Cap Growth Series:

	12 Months Ended	12 Months Ended	12 Months Ended
	6/30/06	6/30/05	6/30/04
Small-Cap Growth Series	[ ]	$1,222,587	$525,397
WILMINGTON TRUST INVESTMENT MANAGEMENT, LLC
Wilmington Trust Investment Management, LLC (“WTIM”), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326 provides certain investment services, information, advice, assistance and facilities and

46

performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM.
WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC’s fee. The fee shall be payable monthly as soon as practicable after the last day of each month.
WTIM has not provided advisory services to the Fund during the last three fiscal years and, accordingly, received no advisory fee from the Funds. However, WTIM has provided research and consulting services to RSMC since January 1, 2005 and WTIMs predecessor, Balentine & Company, provided these same services to RSMC since July 1, 2003.
WTIM and/or Balentine & Company received the following fees from RSMC (not the Funds) for its services during the Fund’s last two fiscal years:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2006	June 30, 2005
Consulting Fees	$ [ ]	$551,261
ADVISORY SERVICES. Under the terms of the Investment Advisory Agreements, RSMC agrees to: (a) direct the investments of each Fund, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, each investment adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Funds. The Trust and/or the investment adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the investment adviser delegates any or all of its duties as listed.
The Investment Advisory Agreements provide that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of any officers and the Interested Trustees who are affiliated with an investment adviser and the salaries of all personnel of each investment adviser performing services for each Fund relating to research, statistical and investment activities are paid by the investment adviser.
Each class of shares of the Funds pays its respective pro-rata portion of the advisory fee payable by the Fund.
SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority with respect to the portion of a Fund’s assets allocated to it by RSMC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state

47

securities laws, applicable statutes and regulations of foreign jurisdictions, a Fund’s investment objective, policies and restrictions and the instructions of the Board of Trustees and RSMC.
Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement continues in effect for two years and then from year to year so long as continuance of each such Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Trust. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by the Trust (without penalty, by action of the Board of Trustees or by vote of a majority of the Trust’s outstanding voting securities) or by RSMC or the sub-adviser. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. (“PFPC”) performs certain administrative services for the Funds, such as preparing shareholder reports providing statistical and research data, assisting the investment advisers in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Fund. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provide certain sub-administration services. Accordingly, the Trust paid administrative fees to RSMC and PFPC, whether as administrator or sub-administrator of [$                                         ], $4,808,384 and $3,633,484, for fiscal years ended June 30, 2006, 2005 and 2004, respectively.
Pursuant to Compliance, Support and Recordkeeping Services Agreements dated October 1, 2004, RSMC, an affiliate of the Trust, performs certain non-investment related statistical and research services, execution and administrative support services, recordkeeping services as well as certain other coordination and fund related preparatory services for the Funds and Series. In consideration of the provision of these services, RSMC, investment adviser to the Trust, receives an asset based fee of 0.012% of each Fund’s average daily net assets per annum and a portion of the Chief Compliance Officer’s total compensation.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [                    ] serves as the independent registered public accounting firm to the Trust, providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund. [                    ] is located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the

48

Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust. CitiBank, N.A. serves as the Trust’s foreign custody manager.
TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
Professional Funds Distributor, LLC (the “Distributor”) is located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as a principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.
Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds’ Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A Shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds’ Institutional Shares.
The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.
The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund or any agreements related to a Rule 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days written notice to the Distributor; or (ii) by the Distributor on sixty (60) days written notice to the Fund. The Distributor will be compensated for distribution services according to the Class A Shares Rule 12b-1 Plan regardless of the Distributor’s expenses.
The Class A Shares Rule 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.
The Class A Shares Rule 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Class A Shares of each Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees. The Board of Trustees has only authorized implementation of a Rule 12b-1 fee for annual payments of up

49

to 0.10% of the Class A Shares of each of the Money Market Fund’s average net assets to compensate the Distributor for making payments to certain Service Organizations who have sold Class A Shares of the Funds and for other distribution expenses.
For the fiscal year ended June 30, 2006, the Funds paid the Distributor Rule 12b-1 fees in respect of broker-dealer compensation as:

Rule 12b-1 Fee
Prime Money Market Fund	$	[ ]
U.S. Government Money Market Fund	$	[ ]
Tax-Exempt Money Market Fund	$	[ ]
Short/Intermediate-Term Bond Fund	$	[ ]
Broad Market Bond Fund	$	[ ]
Municipal Bond Fund	$	[ ]
Short-Term Bond Fund	$	[ ]
Small-Cap Core Fund	$	[ ]
Mid-Cap Core Fund	$	[ ]
Large-Cap Core Fund	$	[ ]
Small-Cap Growth Fund	$	[ ]
Large-Cap Growth Fund	$	[ ]
Small-Cap Value Fund	$	[ ]
Large-Cap Value Fund	$	[ ]
Quality 1000 Fund*		N/A

*	As of the date of this SAI, the Quality 1000 Fund had not commenced operations.

Under the Class A Shares Rule 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Class A Shares, such payments are authorized. Each Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Rule 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
When purchasing Class A Shares, a sales charge will be incurred at the time of purchase (a “front-end sales charge”) based on the dollar amount of the purchase. Information regarding the front-end sales charge is provided in the Class A Shares prospectus under “Purchase of Shares – Front End Sales Charge.”

50

PORTFOLIO MANAGERS
          The management of the Funds and their sub-advisers is the responsibility of a group of RSMC and WTIM investment professionals. The information provided below supplements the information provided in the Prospectuses under the heading “Fund Management” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:
          (i) “Other Accounts Managed.” Other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the funds for the fiscal year ended June 30, 2006;
          (ii) “Material Conflicts of Interest.” Material conflicts of interest identified by RSMC, WTIM and each sub-adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;
          (iii) “Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended June 30, 2006;
          (iv) “Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of June 30, 2006.
All Funds
     Rodney Square Management Corporation as Investment Adviser
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
Portfolio			subject to a	subject to a
Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Fixed Income Management
Eric K. Cheung
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Clayton M. Albright, III
Registered Investment Companies:		$		$

51

			Number of	Total Assets
			Accounts Managed	Managed
Portfolio			subject to a	subject to a
Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Dominick J. D’Eramo
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Lisa More
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Scott Edmonds
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Equity Management
Rex P. Macey
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Adrian Cronje
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$

52

			Number of	Total Assets
			Accounts Managed	Managed
Portfolio			subject to a	subject to a
Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Other Accounts:		$		$
Andrew H. Hopkins
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Vincent F. Rights
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

          Material Conflicts of Interest. RSMC does not see any conflicts of interest between managing the Funds and the investments of other accounts. RSMC maintains strict internal compliance policies and procedures in place to prevent conflicts. For example, RSMC does not have any soft dollar arrangements with broker-dealers in all fixed income transactions. RSMC executes block trades for all accounts that share similar investment objectives. To the extent that RSMC is unable to fulfill 100% of an order, each account would receive their pro-rata portion of the order executed.
          Compensation. RSMC’s investment professionals received an annual base salary and performance bonus, including cash and stock options, based upon their overall performance relative to their job responsibilities. In addition, they are entitled to the regular fringe benefits provided to all employees. RSMC completed an annual survey of compensation levels relative to industry standards to ensure that its staff is adequately compensated. Each portfolio manager has a portfolio performance incentive as a part of their overall compensation. Portfolio managers can earn up to 25% of their annual base salary if the portfolio outperforms their respective benchmarks and peer groups in trailing 1,2,3,4 and 5 year periods.
          Ownership of Securities (As of June 30, 2006). No portfolio manager beneficially owned equity securities in the Funds.
     Wilmington Trust Investment Management, LLC, Sub-Adviser
          Other Accounts Managed (As of June 30, 2006).

53

			Number of	Total Assets
			Accounts Managed	Managed
Portfolio			subject to a	subject to a
Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Robert E. Reiser
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
R. Samuel Fraundorf
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

          Material Conflicts of Interest. Portfolio managers may experience certain conflicts of interest in managing a Fund’s investments, on the one hand, and the investments of other accounts, including other funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. WTIM has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. WTIM’s policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
          The management of multiple Funds and other accounts may give rise to potential conflicts of interest, particularly if the Funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, which may constitute a conflict with the interest of the Fund. WTIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers substantial resources to assist and support. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
          WTIM does not receive a performance fee for its management of the Funds. WTIM and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investment to favor accounts other than the Funds—for instance, those that pay a higher advisory fee. The policies of WTIM, however, require that portfolio managers treat all accounts they manage equitable and fairly.
          WTIM has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in WTIM’s reasonable judgment, such aggregation is reasonably likely to

54

result generally in lower per-share brokerage costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transaction were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. The Trust has also adopted policies and procedures in accordance with Rule 17a-7, Rule 17e-1 and Rule 10f-3 under the 1940 Act, in order to ensure compliance with the rules and fair and equitable treatment of the Funds and clients involved in such transactions.
          Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds. One potential conflict may arise if a portfolio manager was to have a larger personal investment in one portfolio than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the account in which he or she holds a larger stake. WTIM’s Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager’s investment activities by requiring prior written approval from the Code of Ethics Compliance Officer for portfolio managers participating in investment clubs or providing investment advice to any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of WTIM and its affiliates.
          Compensation. Each portfolio manager is paid a salary based on their job position and an annual bonus that includes four measures: Performance, Teamwork, and Support of the Business, Writing and Communications, and Skill and Professional Development. Performance accounts for 40% of a portfolio manager’s bonus. Pre-tax performance is measured for each of the Funds, the Balentine private funds and the Wilmington Strategies for 1, 2, and 3 year periods, and compared to index and peer group returns. The bonus is a percent of the salary and varies with the employee’s job responsibilities. For Mr. Chen and Ms. Cogar the maximum bonus is 25%. For Mr. Fraundorf the maximum bonus is 75%. For Mr. Reiser, the maximum bonus is 100%. For members of the Investment Strategy Team (Messrs. Reiser, and Fraundorf) 25% of their bonus is determined by all investment strategies of Wilmington to include the equity and fixed income portfolios. All portfolio managers also participate in the Wilmington retirement plans.
          Ownership of Securities (As of June 30, 2006). No portfolio manager beneficially owned equity securities in the Funds.
     Roxbury Capital Management, LLC, Sub-Adviser
          Other Accounts Managed (As of June 30, 2006).

			Number of	Total Assets
			Accounts Managed	Managed
Portfolio			subject to a	subject to a
Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Steve Marsham*
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Robert Marvin*
Registered Investment Companies:		$		$

55

			Number of	Total Assets
			Accounts Managed	Managed
Portfolio			subject to a	subject to a
Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Brian Smoluch*
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

*	The Small Cap portfolios are co-managed. The total amount of assets and number of accounts are shown on each Portfolio Manager’s row.

          Material Conflicts of Interest. Roxbury understands that potential material conflicts of interest exist in “side-by-side” management. As such, Roxbury has always had comprehensive procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy. When possible, Roxbury aggregates the same transactions in the same securities for many accounts to enhance execution. Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.
          Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage or tax sensitivity. Roxbury utilizes a trade rotation in these situations. The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro-rata allocation is not appropriate. If the Roxbury Special Fund II, Roxbury’s hedge fund, initiates a trade at the same time as other accounts, it is last in the trade rotation. Additionally, the hedge fund is not permitted to enter into a position contrary to a current holding or holding included in Roxbury’s “Watch List” unless the position is entered into “against the box.” The Watch List contains securities that Roxbury is “closely observing” and “anticipating imminent action in.”
          Roxbury’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.
          Compensation. Compensation includes a combination of base salary, a generous benefits package, an annual performance Bonus, and a profit sharing plan linked to the net income of the company and of Roxbury’s Small Cap Growth accounts.
          Ownership of Securities (As of June 30, 2006). No portfolio manager beneficially owned equity securities in the Funds.
     Cramer Rosenthal McGlynn, LLC, Sub-Adviser
          Other Accounts Managed (As of June 30, 2006).

56

			Number of	Total Assets
			Accounts Managed	Managed
Portfolio			subject to a	subject to a
Manager/	Total Number of		Performance Based	Performance Based
Type of Accounts	Accounts Managed	Total Assets	Advisory Fee	Advisory Fee
James Stoeffel
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$
Terry Lally
Registered Investment Companies:		$		$
Other Pooled Investment Vehicles:		$		$
Other Accounts:		$		$

          Material Conflicts of Interest. Material conflicts of interest may arise when a Fund’s Portfolio Manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Portfolio Managers listed. These potential conflicts include:
          Allocation of Limited Time and Attention. A Portfolio Manager who is primarily responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies. CRM seeks to manage such competing interests for the time and attention of Portfolio Managers by having Portfolio Managers focus on a particular investment discipline.
          Allocation of Limited Investment Opportunities. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may need to be divided among those funds or accounts, which may limit a Fund’s ability to take full advantage of the investment opportunity. To deal with these situations, CRM has adopted procedures for a trade allocation procedure for allocating limited investment opportunities across multiple funds and accounts.
          Pursuit of Differing Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. To help avoid these types of conflicts, CRM generally appoints separate advisory personnel to make investment decisions for different investment products. In addition, each Portfolio Manager is subject to CRM’s Conflict of Interest Policy.

57

          Selection of Brokers/Dealers. Portfolio Managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide Portfolio Managers with brokerage and research services (as those terms are defined in Section 28 (e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Portfolio Manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a Portfolio Manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. To address these types of conflicts, CRM has adopted best execution and soft dollar policies governing a Portfolio Manager’s selection of brokers and dealers and his use of research services.
          Variation in Compensation. A conflict of interest may arise where the management fee structure differs among funds and/or accounts, such as where certain funds or accounts pay higher management fees or performance-based management fees. In such cases, the Portfolio Manager might be motivated to devote more attention to, or otherwise favor, more profitable funds and/or accounts. To help address these types of conflicts, CRM has adopted a Code of Ethics and Conflict of Interest Policy.
          Proprietary Interests. CRM and/or its affiliates may have substantial personal or proprietary investments in some of the accounts managed by a Portfolio Manager. A Portfolio Manager might be motivated to favor funds and/or accounts in which he, or his colleagues, has an interest or in which CRM and/or its affiliates have interests. However, each Portfolio Manager is subject to CRM’s Code of Ethics policy governing personal securities transactions in which Portfolio Managers engage.
          Other Factors. Several other factors, including the desire to maintain or increase assets under the adviser’s management or to enhance the Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager in affording preferential treatment to some funds and/or accounts. To help address these types of conflicts CRM has adopted a Code of Ethics and Conflict of Interest Policy.
          As discussed above, CRM has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for CRM and the individuals that it employs. However, there is no guarantee that the policies and procedures adopted by CRM will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.
          Compensation. The Portfolio Managers for the Funds are generally responsible for multiple accounts with similar investment strategies. For example, the managers of CRM’s mid-cap value investment strategy are responsible for investment decisions for registered investment companies and separately-managed institutional accounts that pursue a mid-cap value investment strategy. Portfolio Managers are compensated on portfolio management of the aggregate group of similar accounts rather than for a specific account.
          The compensation package for Portfolio Managers consists of several components: base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the market place and reflects a Portfolio Manager’s contribution to CRM’s success.
          The annual incentive plan provides cash bonuses dependent on fund performance and individual contributions. The most significant portion of the bonus is determined based on the aggregate fund pre-tax performance results over one, two and three year periods relative to peer groups and benchmarks, and the remaining portion is based on certain qualitative factors discussed below.
          For purposes of determining a Portfolio Manager’s bonus, the appropriate fund’s benchmark is used. The benchmark used to determine the bonuses of the Portfolio Managers of the Small-Cap Core Fund is the Russell 2000 Value Index.

58

          Bonuses for Portfolio Managers vary depending on the scope of accountability and experience level of the individual Portfolio Manager. An individual’s bonus is based upon relative performance of their assigned Funds compared to a peer group and benchmark, and is generally geared to rewarding top quartile performance on a trailing three-year basis. Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.
          The long-term incentive plan provides an opportunity for experienced portfolio managers and other key contributors to CRM to be rewarded in the future depending on the achievement of financial goals and value creation. The plan, which is comprised of a profit-sharing component and option program, was created as a means of more closely aligning the interests of CRM professionals with that of the firm. The size of actual awards varies. The profit-sharing plan is based on the income of the firm. Option awards are comprised of member options in CRM. The value of the stock options is dependent upon CRM’s underlying valuation, as well as the exercise price. Options generally vest over a three-year period.
          Ownership of Securities (As of June 30, 2006). Neither Mr. Stoeffel nor Mr. Lally beneficially own any shares of the Funds as of June 30, 2006.
BROKERAGE ALLOCATION AND OTHER PRACTICES
BROKERAGE TRANSACTIONS. An investment adviser places portfolio transactions on behalf of a Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Portfolio transactions placed by an investment adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or a sub-adviser. Debt securities purchased and sold by a Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.
Brokerage commissions paid by each Fund for the last three fiscal years ended June 30, 2006 are as follows:

	12 Months Ended	12 Months Ended		12 Months Ended
Fund	6/30/06	6/30/05		6/30/04
Small-Cap Core	[ ]	[ ]		[ ]
Mid-Cap Core	[ ]	[ ]	***
Large-Cap Core**	[ ]	$76,825		$66,321
Small-Cap Growth	[ ]	[ ]	***
Large-Cap Growth**	[ ]	$218,174		$154,159
Small-Cap Value	[ ]	[ ]	***
Large-Cap Value**	[ ]	$44,915		$51,990
Quality 1000	N/A	N/A		N/A

*	For the fiscal years presented, the amount reflects the brokerage commissions paid by the Small-Cap Value Series and Small Cap Growth Series which the Small-Cap Core Fund paid indirectly through its investment in these master series of WT Investment Trust I under its former fund-of-funds structure.

**	For the fiscal years presented, the amount reflects brokerage commissions paid by the Large-Cap Core Series, Large-Cap Value Series and WT Large-Cap Growth Series which each of the Large-Cap Core Fund, Large-Cap Value Fund and Large-Cap Growth Fund paid indirectly through its investment in these respective master series of WT Investment Trust I under its former fund-of-funds structure.

***	From formation through 6/30/05.

59

When buying or selling securities, a Fund may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or a Fund. For the fiscal years ended June 30, 2006, June 30, 2005 and June 30, 2004, the Large-Cap Core Fund and the Large-Cap Growth Fund paid $[___] and $[___]; $57,750 and $168,416; and $990 and $0, respectively, in brokerage commissions to Wilmington Brokerage Services Company (“WBSC”), a subsidiary of Wilmington Trust Company. Affiliated broker commissions information for the fiscal year ended June 30, 2006 is as follows:

	Percentage of Commissions Paid		Percentage of Transactions Effected
	to WBSC		through WBSC
Large-Cap Core Fund	[ ]	%	[ ]	%
Large-Cap Growth Fund	[ ]	%	[ ]	%
Large-Cap Value Fund	[ ]	%	[ ]	%
Mid-Cap Core Fund	[ ]	%	[ ]	%
Small-Cap Core Fund	[ ]	%	[ ]	%
Small-Cap Growth Fund	[ ]	%	[ ]	%
Small-Cap Value Fund	[ ]	%	[ ]	%
Quality 1000 Fund	N/A		N/A

BROKERAGE SELECTION. The primary objective of each investment adviser in placing orders on behalf of a Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, an investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to a Fund or to the investment adviser. The allocation of portfolio transactions may take into account the receipt of research reports and services of brokerage firms. An investment adviser may place trades with certain brokers with which it is under common control, Wilmington Brokerage Services Co., an indirect, wholly-owned subsidiary of Wilmington Trust Corporation, provided that the investment adviser determines that the affiliate’s services and costs are comparable to those of non-affiliated, qualified brokerage firms. In selecting and monitoring broker-dealers and negotiating commissions, an investment adviser considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser may use such broker-dealers to effect securities transactions. Preference may be given to brokers who provide research or statistical

60

material or other services to the Funds, or to the investment adviser, subject to investment advisers’ duty to seek best execution.
Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), the investment adviser is required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a higher broker commission than those available from another broker.
Research services received from broker-dealers supplement the investment adviser’s own research (and the research of its affiliates) and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.
Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser’s personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities, and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not directly fund transactions to dealers solely on the basis of research services provided.
During the fiscal year ended June 30, 2006, each of the following Funds directed transactions and paid related brokerage commissions in the following amounts:

12 Months Ended 6/30/06
Amount of
Fund	Commissions Paid		Transactions Directed
Small-Cap Core	$	[ ]	$	[ ]
Mid-Cap Core	$	[ ]	$	[ ]
Large-Cap Core	$	[ ]	$	[ ]
Small-Cap Growth	$	[ ]	$	[ ]
Large-Cap Growth	$	[ ]	$	[ ]
Small-Cap Value	$	[ ]	$	[ ]
Large-Cap Value	$	[ ]	$	[ ]
Quality 1000 Fund*		N/A		N/A

*	As of the date of this SAI, the Quality 1000 Fund had not yet commenced operations.

61

ALLOCATION OF FUND TRANSACTIONS. Some of an investment adviser’s other clients have investment objectives and programs similar to that of a Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of each investment adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro-rata basis and purchases and sales are normally allocated between a Fund and the other clients as to an amount according to a formula determined prior to the execution of such transactions.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of each Fund: Institutional Shares and Class A Shares, (except the Prime Money Market Fund and the U.S. Government Money Market Fund which issue Institutional, Service Shares and Class W). The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of each Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that (i) Class A Shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid, and (ii) the Service Shares bear a shareholder service fee of 0.25% of the average net assets of the Service Shares.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the net asset value of the Class A and Service Shares will be reduced by such amount to the extent the Fund has undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and each class, as the case may be, takes separate votes on matters affecting only that Fund or class.
The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus. Additional methods to purchase shares are as follows:
Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account, receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.
Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the applicable minimum initial investment). You may

62

elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares through an AIP will be effected at their offering price at 12:00 p.m. Eastern time for the Tax-Exempt Fund, at 2:00 p.m. Eastern Time for the Prime Money Market and U.S. Government Money Market Funds, or at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), for the Bond and Equity Funds, on or about the 20th day of the month. For an application for the AIP, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust’s trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.
Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus. Additional methods to redeem shares are as follows:
By Check: You may utilize the checkwriting option to redeem shares of the Prime Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds by drawing a check for $500 or more against a Fund account. When the check is presented for payment, a sufficient number of shares will be redeemed from your Fund account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Fund shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the check writing procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to “insufficient funds” and returned checks. These charges will be paid by redeeming an appropriate number of Fund shares automatically. Each Fund and the transfer agent reserve the right to terminate or alter the checkwriting service at any time. The transfer agent also reserves the right to impose a service charge in connection with the checkwriting service. If you are interested in the check writing service, contact the transfer agent for further information. This service is generally not available for clients of Wilmington Trust through their trust or corporate cash management accounts, since it is already provided for these customers through Wilmington Trust. The service may also not be available for service organization clients who are provided a similar service by those organizations.
By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares through an SWP will be effected at the NAV determined on or about the 25th day of the month. With respect to the Prime Money Market Fund and the

63

U.S. Government Money Market Fund, the redemption of Fund shares through an SWP will be reflected at the NAV determined at 2:00 p.m. Eastern time on the automatic redemption date. This service is generally not available for Wilmington Trust’s trust accounts or certain Service Organizations, because a similar service is provided through those organizations.
Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.
Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.
The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.
A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In the case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.
Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.
PRICING OF SHARES. Each of the Money Market Funds’ securities is valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of a Money Market Fund’s securities based upon their amortized cost and the accompanying maintenance of each Fund’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that Rule are set forth under “Investment Policies — Money Market Funds.” In connection with the use of the amortized cost valuation technique, each Fund’s Board of Trustees has established procedures delegating to the investment adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of each Fund’s holdings to determine whether a Fund’s net asset value, calculated

64

based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.
Should a Money Market Fund incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if a Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.
The net asset value per share is determined as of 12:00 noon Eastern time for the Tax-Exempt Money Market Fund, and as of 2:00 p.m. and 5:00 p.m. Eastern time for the Prime Money Market Fund and U.S. Government Money Market Fund, on each business day (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). The net asset value per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund.
For the Bond Funds and the Equity Funds, the net asset value per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Funds are open for business. The Funds are open for business on days when the Exchange and PFPC are open for business.
In valuing a Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
Dividends from the Money Market Funds are declared on each business day after 4:00 p.m. Eastern time and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-business days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period. A portion of the dividends paid by the U.S. Government Money Market Fund may be exempt from state taxes.

65

Dividends from the Bond Funds’ net investment income are declared on each business day and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. However, no such dividend included any amount of net income earned in a subsequent semiannual period. Net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, if any, after deducting any available capital loss carryovers, are declared and paid annually.
Dividends, if any, from the Equity Funds’ net investment income are declared and paid quarterly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
A dividend or distribution paid by a Fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.
TAXATION OF THE FUNDS
GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund has qualified, elected and intends to continue to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a regulated investment company (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain determined without regard to the deduction for dividends paid and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of (i) any one issuer, (ii) any two or more issuers that a Fund controls and which are determined to be engaged in the same trade or business or similar or related trades or businesses or (iii) one or more “qualified publicly traded partnerships.”
If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate income tax rates with no deduction for dividends paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as a dividend. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.
Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain income for the one-year period ending on October 31st of that year, plus certain other amounts.

66

Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis in its Fund shares by the difference between (i) the amount of capital gains that the Fund elected to include in the shareholder’s income and (ii) the tax deemed paid by the shareholder. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund. Under present law, an individual’s long-term capital gains are taxed at a stated maximum rate of 15%.
If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. This amount will be reflected on Form 1099-DIV issued to each shareholder for the current calendar year.
If a Fund has dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund received from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.
Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31st of that year even if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders in the year in which that December 31st falls.
Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.
Upon a sale of shares in the Fund, a shareholder will realize taxable gain or loss depending upon his or her basis in the shares. The gain or loss will be treated as long term capital gain if the shares have been held for more than twelve months. Any loss realized on a sale of shares will be disallowed to the extent the shares purchased within a period of 61 days beginning 30 days before and ending 30 days after shares are bought or sold. In such case, the basis of the shares will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent any distribution of exempt-interest dividends received with respect to such shares. Capital losses are generally deductible only against capital gains except individuals may deduct up to $3,000 of a capital loss against ordinary income.
MONEY MARKET FUNDS: With respect to the U.S. Government Money Market Fund and Prime Money Market Fund, distributions from a Fund’s investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Fund’s earnings and profits. Because each of the Funds’ net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible (i) for the dividends-received deduction allowed to corporate shareholders or (ii) to be qualified dividend income taxed at capital gain rates.

67

BOND FUNDS: Each Bond Fund may acquire zero coupon securities issued with original issue discount. As a holder of those securities, a Fund must take into account the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund must distribute annually substantially all of its investment company taxable income and net tax-exempt income, including any original issue discount, to satisfy the distribution requirements for RICs under the Code and (except with respect to tax-exempt income) avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain potentially requiring additional distributions.
TAX-EXEMPT MONEY MARKET FUND AND MUNICIPAL BOND FUND: Each of these Funds will be able to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is excludable from gross income under Section 103(a) of the Code; both Funds intend to continue to satisfy this requirement. Distributions that a Fund properly designates as exempt-interest dividends are treated by its shareholders as interest excludable from their gross income for federal income tax purposes but may be tax preference items for purposes of the Alternative Minimum Tax (“AMT”). If the aggregate exempt interest dividends exceed a Fund’s net tax-exempt income, then only a portion of the excess dividend will be excludable from the shareholders’ gross income. The shareholders’ treatment of dividends from a Fund under state and local income tax laws may differ from the treatment thereof under the Code. In order to qualify to pay exempt-interest dividends, each Fund may be limited in its ability to engage in taxable transactions such as repurchase agreements, options and futures strategies and portfolio securities lending.
Tax-exempt interest attributable to certain “private activity bonds” (“PABs”) (including, in the case of an RIC receiving interest on those bonds, a proportionate part of the exempt-interest dividends paid by the RIC) is a tax preference item for AMT purposes. Furthermore, even interest on tax-exempt securities held by a Fund that are not PABs, which interest otherwise would not be a tax preference item, nevertheless may be indirectly subject to the AMT in the hands of corporate shareholders when distributed to them by the Fund. Generally, PABs are issued by or on behalf of public authorities to finance various privately operated facilities. Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds or PABs should consult their tax advisors before purchasing a Fund’s shares. For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.
Individuals who receive Social Security and railroad retirement benefits may be required to include up to 85% of such benefits in taxable income if their modified adjusted gross income (including income from tax-exempt sources such as the Tax-Exempt Money Market and Municipal Bond Funds) plus 50% of their benefits exceeds a certain base amount. Exempt-interest dividends from each Fund still are tax-exempt to the extent described in the prospectus; they are only included in the calculation of whether a recipient’s income exceeds the established amounts.
The Municipal Bond Fund may invest in municipal bonds that are purchased with “market discount.” For these purposes, market discount is the amount by which a bond’s purchase price is exceeded by its stated redemption price at maturity or, in the case of a bond that was issued with original issue discount (“OID”), the sum of its issue price plus accrued OID, except that market discount on any bond is disregarded if the total market discount for such bond is less than the product of (1) 1/4 of 1% of the stated redemption price at maturity multiplied by (2) the number of complete years to maturity after the bond is acquired is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of such a bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, the Municipal Bond Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

68

The Tax-Exempt Money Market and Municipal Bond Funds inform shareholders within 60 days after their fiscal year-end of the percentage of its income distributions designated as exempt-interest dividends. The percentage is applied uniformly to all distributions made during the year, so the percentage designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Fund’s income that was tax-exempt during the period covered by the distribution. Although exempt from Federal income tax, the exempt-interest dividends may be subject to state income taxes.
SHORT/INTERMEDIATE-TERM BOND, BROAD MARKET BOND AND SHORT-TERM BOND FUNDS: Interest and dividends received by the Short/Intermediate-Term Bond Fund and the Broad Market Bond Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.
EQUITY FUNDS: It is anticipated that all or a portion of the dividends from the net investment income of each Equity Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of these Funds are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid (other than capital gain dividends), to the extent of the Fund’s aggregate dividends received. The aggregate dividends received includes only dividends received from domestic corporations other than certain exempt organizations and REITs. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the AMT. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Under current law, individual shareholders who receive qualified dividend income will be taxed on such qualified dividend income at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income. Qualified dividend income generally means dividend income received from (i) a domestic corporation or (ii) from qualified foreign corporations.
Each Equity Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction or (ii) qualified dividend income (taxable, under present law, at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income).
THE QUALITY 1000 FUND: The Quality 1000 Fund will inform shareholders within 60 days after their fiscal year end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income (taxable, under present law, at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income).
FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the Small-Cap Core Fund or the Quality 1000 Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.
If more than 50% of the value of either of the Small-Cap Core Fund’s or the Quality 1000 Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Fund. If the election is made, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder’s own income from

69

those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. The Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Fund makes this election, individual shareholders who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without having to file Form 1116 that otherwise is required.
The Small-Cap Core Fund and the Quality 1000 Fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation – other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder – that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three taxable years (or, if shorter, the holding period). The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.
If the Small-Cap Core Fund or the Quality 1000 Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro-rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.
Alternatively, the Small-Cap Core Fund or the Quality 1000 Fund may elect to mark-to-market its marketable stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Funds also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Funds for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, any mark-to-market gains or losses are treated as ordinary income.
At the present time, portfolio securities of the Prime Money Market Fund that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Fund may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii)

70

higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.
HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement.
SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a “mixed straddle” with respect to which a Fund has made an election not to have the following rules apply) (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be “marked-to-market” (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by the Fund in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and ordinary losses. See Code Section 988 discussion below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.
CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of the Fund on the acquisition and disposition of foreign currency (e.g. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.
SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by the Fund has a long-term holding period.
WASH SALES. A Fund may in certain circumstances be negatively impacted by certain special rules of the Code and Regulations relating to “wash sales.” In general, the “wash sale” rules prevent the recognition of loss by a taxpayer from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period. Thus, the wash sale rules could prevent the current recognition for tax purposes of a loss realized by a Fund from the sale of a security if within 30 days before or 30 days after the sale, that Fund were to acquire substantially identical securities or enter into a contract or option to acquire such securities.

71

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain “wash sale” rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” (see above) rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only temporary regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions may not be entirely clear in all instances.
CONSTRUCTIVE SALE. If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.
BACKUP WITHHOLDING. A Fund may be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
The Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If the Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.
STATE AND LOCAL TAXES. Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to the federal income tax consequences described above, shareholders should consider and discuss with their own tax advisors the potential state and local tax consequences of an investment in a Fund. State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A shareholder’s share of the taxable income or loss of a Fund generally must be included in determining his/her reportable income for state and local tax purposes in the jurisdiction in which he/she resides.
The foregoing tax discussion is a general and abbreviated summary of the applicable tax implications of an investment in a Fund and is included for general informational purposes only and may not be relied upon as tax advice. The summary is based on the current federal tax laws (the Code, regulations and cases), which laws and the interpretation thereof is subject to change by legislative, administrative or judicial action at

72

any time. The summary does not address or analyze any potential state, local or foreign tax consequences of an investment in a Fund, which laws may materially differ from the federal rules as set forth herein. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws. To ensure compliance with Treasury Department Circular 230, potential Investors are hereby notified that: (1) any discussion of federal tax issues herein is not intended or written to be relied upon, and cannot be relied upon by investors for the purpose of avoiding penalties that may be imposed on investors under the Code; (2) such summary is written in connection with the promotion or marketing of the transactions or matters addressed herein by a Fund and (c) investors should seek advice based on their particular circumstances form an independent tax advisor.
FINANCIAL STATEMENTS
Audited financial statements and financial highlights of the Prime Money Market, U.S. Government Money Market, Tax-Exempt Money Market, Short/Intermediate-Term Bond, Broad Market Bond, Municipal Bond, Short-Term Bond, Small-Cap Core, Mid-Cap Core, Large-Cap Core, Small-Cap Growth, Large-Cap Growth, Small-Cap Value and Large-Cap Value Funds for the fiscal year ended June 30, 2006, are set forth in the Annual Reports to shareholders, including the notes thereto and the reports of [___] thereon. The Annual Reports are incorporated herein by reference.

73

APPENDIX A
OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES
REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the Prospectus, the investment adviser or the sub-advisers of each Fund may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.
In addition to the products, strategies and risks described below and in the Prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund’s investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.
COVER REQUIREMENTS. No Fund will use leverage in their options, futures, and in the case of the Short-Term Bond Fund, forward currency. Accordingly, each Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of a Fund’s assets could impede portfolio management, or a Fund’s ability to meet redemption requests or other current obligations.
OPTIONS STRATEGIES. A Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.
Each Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to a Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and a Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.
Each Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables a Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to a Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit a Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.
Each Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, a Fund may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.
Each Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by a Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by a Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, a Fund will be obligated to sell the security at less than its market value.
Each Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, a Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case a Fund would expect to suffer a loss.
Each Fund may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Fund invests. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of indices on which options are purchased or written.
Each Fund may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. A Fund would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call. A Fund would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, a Fund will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Each Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices (“index warrants”). An index warrant is usually issued by a bank or other financial institution and gives a Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, a Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if a Fund holds a put warrant and the value of the underlying index falls, a Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. A Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; a Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If a Fund does not exercise an index warrant prior to its expiration, then a Fund loses the amount of the purchase price that it paid for the warrant.
Each Fund will normally use index warrants as it may use index options. The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at any time or in any quantity.
OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:
1.	Each Fund will write only covered options, and each such option will remain covered so long as a Fund is obligated thereby; and

2.	No Fund will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.
SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, a Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Fund may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Fund is unable to effect a closing purchase transaction with respect to options it has acquired, a Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, a Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and a Fund may experience material losses due to losses on the option transaction itself and in the covering securities.
In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1.	The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2.	Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a Fund will realize a loss in the amount of the premium paid and any transaction costs.

3.	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although a Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4.	With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If a Fund writes a call option on an index, a Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If a Fund holds an index option and exercises it before the closing index value for that day is available, a Fund runs the risk that the level of the underlying index may subsequently change.

5.	A Fund’s activities in the options markets may result in a higher Fund turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.
FUTURES AND RELATED OPTIONS STRATEGIES. Each Fund may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.
Each Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of a Fund’s securities holdings. To the extent that a portion of a Fund’s holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Fund correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of a Fund’s holdings. A Fund may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion.

This strategy may minimize the effect of all or part of an increase in the market price of securities that a Fund intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.
As in the case of a purchase of an index futures contract, a Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that a Fund plans to acquire at a future date. A Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by a Fund. This is analogous to writing covered call options on securities. A Fund also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by a Fund.
FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Fund has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.
1.	Each Fund will engage only in covered futures transactions, and each such transaction will remain covered so long as a Fund is obligated thereby.

2.	No Fund will write` options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.
SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as “initial margin.” When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to market.” For example, when a Fund purchases a contract and the value of the contract rises, a Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Fund is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Fund’s obligations to or from a clearing organization.
Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.
In considering a Fund’s use of futures contracts and related options, particular note should be taken of the following:
1.	Successful use by a Fund of futures contracts and related options will depend upon the investment adviser’s ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to a Fund. If the price of the futures contract moves more than the price of the underlying securities, a Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2.	In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3.	Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

4.	Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5.	Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6.	As is the case with options, a Fund’s activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.
HEDGING STRATEGIES. The Short-Term Bond Fund’s investment adviser may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Short-Term Bond Fund. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.
The Short-Term Bond Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund’s positions. When the investment adviser believes that a particular currency may decline compared to the U.S. dollar, a Fund may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of a Fund’s securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when a Fund anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.
The Short-Term Bond Fund also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Short-Term Bond Fund may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Short-Term Bond Fund or which the investment adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. A Fund also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect a Fund’s securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Short-Term Bond Fund may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The Short-Term Bond Fund will not enter into an options, futures or forward currency contract transaction that exposes the Short-Term Bond Fund to an obligation to another party unless a Fund either (i) owns an offsetting (“covered”) position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.
SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS
Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Funds position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.
As with other options and futures positions, the Short-Term Bond Fund’s ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Short-Term Bond Fund will not purchase or write such positions unless and until, in the investment adviser’s opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Fund will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.
Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Short-Term Bond Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.
SWAP AGREEMENTS. The Short-Term Bond Fund may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Short-Term Bond Fund and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Short-Term Bond Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Short-Term Bond Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Short-Term Bond Fund anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Short-Term Bond Fund is contractually obligated to make or receive. If the counter party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive. A Fund will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.
Whether the use of swap agreements will be successful in furthering a Fund’s investment objective will depend on the investment adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. A Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, a Fund will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under a Fund’s repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

APPENDIX B
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. In that event, the investment adviser or sub-advisers will consider whether it is in the best interest of a Fund to continue to hold the securities.
Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.
An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.
Fitch credit ratings are an opinion on the relative ability of an entity’s financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s employs the following:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P
An S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative — grade capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weak capacity to meet its financial commitments over the short-term compared to other speculative — grade obligations.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Fitch
Fitch short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
“F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
“B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” — Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.
“RD” — Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.
“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations.
“NR” — This designation indicates that Fitch does not publicly rate the issuer or issue in question.
“Withdrawn” — A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.
Long-Term Credit Ratings
Moody’s
The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C”

rating also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“N.R.” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch
The following summarizes long-term ratings used by Fitch:
“AAA” — Securities considered to be investment grade and of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — Securities considered to be investment grade and of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
“BBB” — Securities considered to be investment grade and of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” — Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
“B” — Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
“CCC,” “CC” and “C” — Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.
“DDD,” “DD” and “D” — Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.
Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.
Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.
“NR” indicates that Fitch does not publicly rate the issuer or issue in question.
Notes to Short-Term and Long-Term Credit Ratings
Moody’s
Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (“UPG”), on review for possible downgrade (“DNG”), or more rarely with direction uncertain (“UNC”). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.
Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (“POS”), Negative (“NEG”), Stable (“STA”) and Developing (“DEV” — contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A “RUR” (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, “NOO” (No Outlook) may be displayed.
S&P
Creditwatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.
Rating Outlook: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.
•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.
Fitch
Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be “positive”, “stable” or “negative”. A positive” or “negative” Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to “positive” or “negative” if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
“MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.
“VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by S&P for municipal notes:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

APPENDIX C
RODNEY SQUARE MANAGEMENT CORPORATION
PROXY POLICIES, PROCEDURES, AND VOTING GUIDELINES
SPECIFIC TO THE WT MUTUAL FUND
I.	Introduction

Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) provides that it will be a fraudulent, deceptive or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities unless the investment adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients. In addition, Rule 204-2 under the Advisers Act sets forth record-keeping requirements.

These procedures apply to registered investment advisers who have implicit or explicit voting authority over client securities. For Rodney Square Management Corporation (“RSMC”), these Policies, Procedures, and Voting Guidelines are intended to form the basis for voting, recording and providing required disclosures to the WT Mutual Fund (the “Trust”), RSMC’s only advisory client.

The Trust has adopted related policies and procedures to comply with similar regulatory requirements under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

II.	Proxy Voting Delegation
A.	From the Trust to RSMC and affiliated Investment Advisers:
1.	The Trust has numerous investment portfolios (“Funds”), most of which are advised by RSMC, and others that are managed by Investment Advisers that are affiliated with RSMC. In addition, portions of some Funds are managed by Sub-Advisers.

2.	The voting of proxies for securities held by the Trust has been delegated by the Trust’s Board of Trustees (the “Trustees”) to RSMC and its affiliated Investment Advisers.
B.	From RSMC to Wilmington Trust Company:
1.	Pursuant to a Services Agreement between RSMC and its affiliate, Wilmington Trust Company (“Wilmington Trust”), certain dual employees of RSMC and Wilmington Trust may be authorized to coordinate the casting of proxy votes on behalf of RSMC’s clients, provided that the procedures and guidelines herein are followed by such individuals.
C.	From RSMC to Sub-Advisers for the Multi-Manager International Fund:
1.	An Investment Adviser may further delegate proxy voting

responsibilities to one or more Sub-Advisers to a Fund if it is deemed that the Sub-Adviser(s) has the best level of expertise in a particular type of securities, or for other compelling reasons.

2.	Currently, RSMC has elected to delegate voting on behalf of the Multi-Manager International Fund to the Sub-Advisers currently managing portions of that Fund.
III.	Proxy Voting Policies and Procedures
A.	General Policy Statement:
1.	Based on the premise that an issuer’s board of directors can properly assess the best course for a company and will act in the best interests of the shareholders in pursuing maximum long-term value, proxies will generally be voted as recommended by the issuer’s board of directors, except in cases where stockholder rights are substantially impaired, or as otherwise stated below.

2.	As new issues arise and trends develop, voting practices will be modified accordingly.

3.	Proxy voting for securities held by RSMC-advised Funds is conducted in accordance with Proxy Voting Guidelines set forth herein that Wilmington Trust has independently developed over time.

4.	An independent proxy service, Institutional Shareholder Services (“ISS”), provides the mechanism through which the proxies for securities held by RSMC-advised Funds are voted, but the voting of those proxies is directed by Wilmington Trust’s proxy analyst and is entirely based on Wilmington Trust’s Proxy Voting Guidelines.

5.	The proxy analyst conducts appropriate research based upon data gathered from the issuer’s proxy documents, ISS research material, financial publications, and other sources.

C-2

B.	Additions to and Deviations from Proxy Voting Guidelines:
1.	When a significant issue arises that is not addressed by Proxy Voting Guidelines currently in effect, the proxy analyst brings it to the attention of Wilmington Trust’s Securities Review Committee (the “Review Committee”). The Review Committee determines how the proxy should be voted and such determinations may result in the adoption of a new voting guideline.

2.	If the proxy analyst perceives the presence of special circumstances that would warrant making an exception to a guideline, the proxy analyst must refer the matter to the Review Committee for final determination. The exception may then become the rule should the Review Committee decide that an existing guideline should be reversed in light of changing times and circumstances.
C.	Conflicts of Interest:
1.	A potential conflict of interest may exist when RSMC or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund and that could compromise RSMC’s independence of judgment and action in voting the proxy in the best interests of a Fund’s shareholders.

2.	In general, RSMC believes that consistently voting in accordance with the Proxy Voting Guidelines will address most anticipated conflicts of interest, as this process ensures that where there is a conflict of interest the proxy will be voted no differently than it would be voted in the absence of such conflict.

3.	Should RSMC deviate from the Proxy Voting Guidelines on a particular vote, then each matter being voted upon will be carefully assessed by the proxy analyst and the Review Committee to determine if a conflict of interest is present.

4.	In the event of a material conflict of interest, the Committee shall determine an appropriate resolution, which may include consultation with the Trust’s management or Trustees, analyses by independent third parties, or other means necessary to ensure and demonstrate that a proxy was voted in the best interests of the Fund’s shareholders and was not affected by RSMC’s or another party’s conflict.

C-3

D.	Written Analysis:
1.	Written analysis and related documentation must be retained to support (i) any conclusion as to how to cast votes with respect to changes to or deviation from current Proxy Voting Guidelines and/or
(ii) the resolution of conflict of interest on a particular vote.

2.	This material should be preserved by RSMC, provided to the Trust, and maintained in the proxy voting files. However, public disclosure of such analysis is not required.
IV.	Proxy Voting Guidelines Updated as of July 1, 2005
A.	RSMC will generally vote with an issuer’s management by voting:
1.	For election of directors;

2.	For appointment of auditors;

3.	For uncontested mergers;

4.	For proposals to establish a staggered board;

5.	For proposals to require that directors can be removed only for cause;

6.	For proposals to increase authorized shares;

7.	For proposals to require supermajority vote for takeover-related events – provided there is a “fair price” provision but we vote against management in the absence of such fair price provision;

8.	For proposals to limit director liability and indemnify directors, if the proposal provides that directors would remain liable and would not be indemnified should it be determined that there was willful misconduct on their part. We do not vote in favor of indemnification if there is pending litigation against directors;

9.	For executive stock option plans, employee stock-purchase plans, and compensation-related proposals in general, except we vote against proposals to re-price options;

10.	For proposals from heretofore tax-exempt funds to remove limits on investments in securities that are not exempt from the federal alternative minimum tax;

11.	For proposals to reincorporate in tax havens like Bermuda and the

C-4

Cayman Islands;

12.	As management recommends on proposals to eliminate or establish preemptive rights;

13.	As management recommends on proposals to eliminate or establish cumulative voting;

14.	Against shareholder proposals that the company not provide pension benefits to non-employee directors;

15.	Against shareholder proposals to require a shareholder vote on large issuances of voting shares to a single person or group;

16.	Against shareholder proposals to require confidential voting;

17.	Against shareholder proposals to change the company’s requirements regarding independent directors, provided that the company is meeting the standards determined appropriate by NASDAQ and the New York Stock Exchange and approved by the Securities and Exchange Commission;

18.	Against shareholder proposals to subscribe to McBride Principles in Northern Ireland, or to cease doing business in countries with human rights violations.

19.	Against shareholder proposals to limit “golden parachutes;”

20.	Against shareholder proposals to limit the money paid to the company’s auditors for non-auditing services;

21.	Against shareholder proposals to index options;

22.	Against shareholder proposals to expense options; and

23.	With respect to mutual funds, for proposals to allow fund mergers to occur without shareholder vote being required, subject to the rules of the Investment Company Act of 1940.
B.	RSMC will generally vote against an issuer’s management by voting:
1.	For shareholder proposals requesting that management rescind takeover-related rights plans, except we don’t oppose the rights plan if it has a permitted bid provision and the provision is reasonable;

C-5

2.	For shareholder proposals to amend the by-laws of Delaware corporations to provide that they will no longer be governed by Section 203 of the Delaware General Corporation Law;

3.	For shareholder proposals to exclude abstentions when tabulating votes;

4.	Against proposals to establish a new class of common stock with magnified voting power;

5.	Against proposals to eliminate shareholder action by written consent;

6.	Against proposals to require that shareholder meetings can only be called by the board of directors. However, we favor provisions whereby special shareholder meetings can be called by an individual or group with at least ten percent voting power, and oppose proposals that would move the threshold away from ten percent — either higher or lower;

7.	Against proposals to authorize the board to adopt, amend, or repeal the company’s by-laws without shareholder vote;

8.	Against proposals to require more than a simple majority shareholder vote to remove directors for cause;

9.	Against proposals to re-price options;

10.	With respect to British companies, against proposals to disenfranchise shareholders who own more than a certain percentage of the outstanding stock and do not respond quickly enough to the company’s request to disclose the size of their holdings;

11.	With respect to French companies, against proposals to allow the board to issue stock in response to a takeover offer; and

12.	With respect to mutual funds,
a.	against proposals to change a fund’s investment objective, unless there is an extremely compelling reason,

b.	against proposals to eliminate the requirement that changes in a fund’s investment objective be subject to shareholder vote,

c.	against proposals to change any of a fund’s investment policies in a manner that would be counter to the fund’s investment objective, and

C-6

d.	if it is apparent that one of the fund’s investment policies could be changed in a manner that would be counter to the fund’s investment objective, against a proposal to eliminate the shareholder vote required to change that particular investment policy.
V.	Proxy Voting Record-keeping
A.	RSMC’s Record-keeping Responsibilities under the Advisers Act:

In compliance with the rule amendments that require advisers to maintain certain records relating to the proxy votes cast for clients, RSMC shall maintain the following records:
1.	Copies of all proxy voting policies, procedures, and voting guidelines;

2.	Copies of each proxy voting statement received regarding client securities;

3.	Records of each vote cast;

4.	Copies of any documents created by RSMC that were material to making a decision on how to vote a proxy, or that memorialize the basis for such decision, including written consents from clients.

5.	Copies of all written client requests for proxy voting records and any written response from RSMC to any (written or oral) request for such information.

6.	RSMC shall keep its proxy voting books and records, including all of the above items, in an easily accessible place for six years (the first two years in an appropriate office of RSMC).
B.	RSMC’s Record-keeping Responsibilities under the Investment Company Act:
1.	RSMC shall maintain separate records of each proxy vote it casts on behalf of each Fund during the 12-month period ended June 30th of each year in the following format:
NAME OF THE ISSUER OF THE FUND SECURITY
EXCHANGE TICKER SYMBOL OF THE FUND SECURITY
(IF REASONABLY AVAILABLE)
CUSIP NUMBER FOR THE FUND SECURITY
(IF REASONABLY AVAILABLE)
SHAREHOLDER MEETING DATE
BRIEF SUMMARY OF EACH MATTER VOTED UPON
WHETHER THE MATTER WAS PROPOSED BY THE ISSUER OR
BY A SECURITY HOLDER

C-7

WHETHER RSMC VOTED THE FUND’S SHARES ON THE MATTER
HOW THE VOTE WAS CAST – “FOR,” ”AGAINST,” “ABSTAIN,”
OR “WITHHELD” REGARDING ELECTION OF DIRECTORS
WHETHER RSMC VOTED THE FUND’S SHARES
WITH OR AGAINST THE ISSUER’S MANAGEMENT
2.	RSMC will also support and coordinate all reporting and disclosure requirements.

3.	ISS or another third-party administrator maybe engaged to perform some or all of the activities described herein.
VI.	Disclosure Requirements
A.	Disclosure of Proxy Voting Policies, Procedures, and Records:
1.	RSMC shall prepare a concise summary of this document for delivery to any client upon request.

2.	The summary should also indicate that a copy of the complete Proxy Policies, Procedures, and Voting Guidelines is available upon request by clients.

3.	RSMC shall also inform clients how to obtain information on how their securities were voted.
Adopted as of July 1, 2005 and ratified and confirmed by the Trustees on September 1, 2005; structural conforming changes made January 2006 and June 2006

C-8

APPENDIX D
CRAMER ROSENTHAL MCGLYNN, LLC
POLICIES AND PROCEDURES FOR PROXY VOTING
          Cramer Rosenthal McGlynn, LLC (“CRM” or the “Firm”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). CRM serves as the investment adviser or sub-adviser of various (i) investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), (ii) private investment funds exempt from registration under the 1940 Act, and (iii) outside private accounts over which the Firm has discretionary investment authority.
1.	Purpose
          In most cases, CRM clients have delegated to the Firm the authority to vote proxies relating to equity securities on their behalf. In exercising its voting obligations, CRM is guided by general fiduciary principles. It must act prudently, solely in the interest of clients, and for the purpose of providing benefits to such clients. The CRM Compliance Committee (the “Compliance Committee”) has determined that these Policies and Procedures For Proxy Voting (these “Policies”) are reasonably designed to assure that CRM votes client proxies in the best interest of clients and to provide clients with information about how their proxies are voted. In addition, these Policies are designed to satisfy CRM’s obligations under Rule 206(4)-6 under the Advisers Act.
2.	Proxy Voting Process
          CRM’s policy seeks to monitor corporate actions, analyze proxy solicitation materials, and vote client proxies for stocks which are held in client accounts in a timely and appropriate manner. CRM will consider the factors that could affect the value of a Fund’s investment in its determination on a vote. CRM has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. CRM’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.
Adopted Jan 2004

The Voting Process
     Review of Proxy Solicitation Materials/Independent Recommendations
          CRM receives proxy materials through an independent third party, Institutional Shareholder Services (“ISS”). ISS provides analyses and voting recommendations based on empirical research measuring the impact of proxy issues on shareholder value. ISS’s voting recommendations cover three categories: (i) voting recommendations for social and environmental shareholder proposals; (ii) voting recommendations for “Taft-Hartley” accounts that are in the best long-term economic interest of plan participants and beneficiaries conforming to AFL-CIO voting guidelines;1 and (iii) voting recommendations intended to generally maximize shareholder value.
          In determining how to vote on a proxy issue, CRM will consider ISS analysis and recommendations, as well as the portfolio manager’s own knowledge of the company (including its management, operations, industry and the particular proxy issue) in rendering a decision, with the exception of separately-managed Taft-Hartley or accounts where the client specifically directs CRM to vote in a “socially responsible” manner; in these cases CRM would generally follow the particular ISS recommendations for that category.
          ISS Standard Proxy Voting Guidelines Summary
          The following is a summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines), which form the substantive basis of CRM’s Policy on Proxy Voting. 2 As described above, CRM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.
          Auditors
          Vote for proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent.

•	Fees for non-audit services are excessive, or

[1]	CRM receives an analysis intended to protect plan assets as required by the U.S. Department of Labor and the Employees Retirement Income Security Act of 1974 (“ERISA”).

[2]	The full ISS recommendations are outlined in the ISS Proxy Guidelines, which are available to CRM clients upon request.

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
Board of Directors
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a case-by-case basis, examining: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.
          Classification/Declassification of the Board
•	Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.
Independent Chairman (Separate Chairman/CEO)
Vote on a case-by-case basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be considered in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CRO pay.
Majority of Independent Directors/Establishment of Committees
Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.
Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Shareholder Rights
Shareholder Ability to Act by Written Consent
Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote for proposals to allow or make shareholder action by written consent.
Shareholder Ability to Call Special Meeting
Vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholder to act independently of management.
Supermajority Vote Requirements
Vote against proposals to require a supermajority shareholder vote.
Vote for proposals to lower supermajority vote requirements.
Cumulative Voting
Vote against proposals to eliminate cumulating voting.
Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company’s other governance provisions.
Confidential Voting
Vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspector of election, as long as the proposal includes a provision for proxy contents as follows: IN the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in lace. If the dissidents will not agree, the confidential voting policy is waived.
Vote for management proposals to adopt confidential voting.

Proxy Contests
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the factors that include the long-term financial performance, management’s track record, qualification of director nominees (both slates), and an evaluation of what each side is offering shareholders.
Reimbursing Proxy Solicitation Expenses
Vote case-by-case. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.
Poison Pills
Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.
Mergers and Corporate Restructurings
Vote case-by-case on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a case-by-case basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.
Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. Vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote for proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.
Preferred Stock
Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock). Vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Management Compensation
Director Compensation
Votes on compensation plans for directors are determined on a case-by-case basis, using a proprietary, quantitative model developed by ISS.
Employee, Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a case-by-case basis.
Shareholder Proposals regarding Executive and Director Pay
Generally, vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, and would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking to reprice options are evaluated on a case-by-case basis giving consideration to: historic trading patterns rationale for repricing, value-for-value exchange, options vesting, term of the options, exercise price, and participation.
Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a case-by-case basis.

Shareholder Proposals on Compensation
Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
Social and Environmental Issues
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business and workplace diversity. In general, vote case-by-case. While a wide variety of factors are considered, the primary focus is on how the proposal will enhance the economic value of the company.
Securities on Loan
Securities over which CRM has voting authority in certain accounts are subject to being lent to other parties, including securities in private investment partnerships, registered mutual funds and certain other accounts. CRM has no role in the lending process; securities lending decisions are made by the custodian with the consent of and on behalf of the client. As a general matter, when a security is on “loan” as of the record date, CRM has no authority to vote, and shall not vote, a proxy for the security.
Clients Who Vote Their Own Proxies
CRM clients may retain the authority to vote their own proxies in their discretion.
3.	Conflicts and Potential Conflicts of Interest
CRM’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. When a conflict or potential conflict has been identified, CRM will generally vote the proxy as recommended by ISS, subject to a review by the CRM Compliance Committee indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.

4.	Disclosure
          CRM, in its written brochure required under Rule 204-3 (the “Form ADV”) shall describe: (i) these Policies; (ii) how a client can obtain information from CRM on how it voted the client’s proxies; and (iii) how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.
5.	Oversight
          The Compliance Committee shall have oversight responsibility for these Policies. In particular, the Compliance Committee shall have responsibility for monitoring the actual or potential conflicts of interest that may arise in relation to voting proxies for client securities.
6.	Recordkeeping
          CRM shall retain the following books and records in, as appropriate, electronic or hard copy form:
(a)	These Policies as they may be amended from time to time.

(b)	A copy of each proxy statement received regarding client securities (which may be kept by relying on obtaining copies through the EDGAR system maintained by the Securities and Exchange Commission).

(c)	A record of each vote cast on behalf of clients.

(d)	Internal documents created that were material to the decision on how to vote any proxies or that memorialize the basis for such a decision, including any documentation relating to decisions to vote proxies other than in accordance with ISS recommendations.

(e)	Copies of written client requests for proxy voting records and of the Firm’s written responses to either a written or oral request for information on how the Firm voted proxies on behalf of the requesting client.

(f)	With respect to votes cast for securities held in any registered investment company, records of CUSIP numbers. Records for the CRM Mutual Funds shall be recorded and maintained by WT Mutual Fund.
          The above records shall be retained in an easily accessible place for a period of at least five (5) years from the end for the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of CRM.

APPENDIX E
ROXBURY CAPITAL MANAGEMENT, LLC
Proxy Voting Policies and Procedures
I. GENERAL PRINCIPLES
Roxbury Capital Management, LLC (“Roxbury”) recognizes its responsibility to vote proxies in respect of securities owned by a client in the economic best interests of its client and without regard to the interests of Roxbury or any other client of Roxbury.
These Proxy Voting Policies and Procedures (“Policies”) apply to securities held in client accounts in which Roxbury has direct voting authority. The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.
Absent special circumstances such as those described below, Roxbury’s policy is to exercise its proxy voting discretion in accordance with the guidelines set forth in Exhibit A (“Proxy Voting Guidelines”). Any changes to the Proxy Voting Guidelines must be pre-approved in writing by the Proxy Voting Committee (“Committee”).
II. VOTING PROCESS
Roxbury votes all proxies on behalf of a client’s portfolio unless a) the client requests in writing that Roxbury not vote, b) the proxies are associated with unsupervised securities, c) the proxies are associated with securities transferred to Roxbury’s management then liquidated because Roxbury does not follow those securities, or d) the costs of voting the proxies outweigh the benefits.
In addition, Roxbury does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Roxbury’s investment management services (“Wrap Fee Agreement”). If Roxbury does not vote the proxies, it may make proxy voting recommendations to the brokerage consultant firm with whom it has a Wrap Fee Agreement and that firm votes the proxies.
The Data Integrity Department (“Data Integrity”) is responsible for voting proxies received by Roxbury. Data Integrity votes proxies according to the proxy voting guidelines, which have been reviewed and approved by the Proxy Voting Committee. Data Integrity will vote proxy proposals where the Proxy Voting Guidelines indicate its general position as voting either “for” or “against.” Data Integrity will forward the proposal to the appropriate industry analyst where the Proxy Voting Guidelines indicate its general position as voting on a case-by-case basis, or the Proxy Voting Guidelines do not list the proposal.
The analyst will review the issues to be voted upon, related information, and the research provided by a proxy research service. The proxy research service also provides customized proxy research consistent with Roxbury’s policies for accounts with special vote sensitivities, including socially responsible and Taft Hartley accounts. The analyst will make a recommendation to the Proxy Voting Committee as to how the proxy issues should be voted.
The Proxy Voting Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:
a)	supervises the proxy voting process, including the identification of potential material conflicts of interest involving Roxbury and the proxy voting process in respect of securities owned by a client;

b)	determines how to vote proxies relating to issues not covered by these Policies; and

c)	determines when Roxbury may deviate from these Policies.
The Proxy Voting Committee has at least three members at all time. Members of the Committee are comprised of portfolio managers, analysts, and one other Roxbury employee.
The Proxy Voting Committee will review the recommendations provided by Roxbury’s analyst. After review of these recommendations, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendations of the analyst, the reasons for the disagreement will be documented. Data Integrity will keep documents of proxy decisions made by the Committee. Since Roxbury generally considers the quality of a company’s management in making investment decisions, Roxbury regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.
Roxbury may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as Roxbury deems appropriate under the circumstances. As an example, the Proxy Voting Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.
Roxbury uses a proxy voting agent to ensure that, as much as possible, votable shares get voted and provide timely reporting for Roxbury and its clients. Data Integrity submits proxy votes for a portfolio to the proxy voting agent if the custodian of the portfolio’s assets has a relationship with the agent. Proxies for portfolios not set up at the proxy voting agent will be voted using other means.

III. CONFLICTS OF INTEREST
Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:
1)	Voting the proxy in accordance with the voting recommendation of a non-affiliated third party vendor.

2)	Voting the proxy pursuant to client direction.
Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of these Policies:
a)	The issuer is a client of Roxbury and Roxbury manages its portfolio or its retirement plan. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

b)	The issuer is an entity in which the Roxbury industry analyst assigned to review the proxy has a relative[1] in management of the issuer or an acquiring company. In such case, the analyst will not make any vote recommendations and another analyst will review the proxy. Although the proxy will be assigned to a different analyst, the industry analyst will still be available to answer questions about the issuer from other Proxy Committee members.

c)	The issuer is an entity in which a Proxy Committee member has a relative in management of the issuer or an acquiring company. In such case, the Proxy Committee member will not vote on the proxy and a member of the Executive Committee will vote instead.

d)	The issuer is an entity in which an officer or director of Roxbury or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Roxbury’s last three fiscal years. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

e)	The issuer is Wilmington Trust Corporation. Due to Wilmington Trust Corporation’s partial ownership of Roxbury, Roxbury would have a conflict of interest in voting proxies on Wilmington’s stock; however, as a matter of policy, Roxbury does not purchase shares of Wilmington Trust Corporation for client portfolios.

[1]	For the purposes of these Policies, “relative” includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person’s home.

f)	Another client or prospective client of Roxbury, directly or indirectly, conditions future engagement of Roxbury on voting proxies in respect of any client’s securities on a particular matter in a particular way.

g)	Conflict exists between the interests of an employee benefit plan’s portfolio and the plan sponsor’s interests. In such case, Roxbury will resolve in favor of the plan’s portfolio.

h)	Any other circumstance where Roxbury’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.
Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies in respect of a specific vote or circumstance if:
•	The securities in respect of which Roxbury has the power to vote account for less than 1% of the issuer’s outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer’s outstanding voting securities and (ii) such securities do not represent more than 2% of the client’s holdings with Roxbury.

•	The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.
For clients that are registered investment companies (“Funds”), where a material conflict of interest has been identified and the matter is not covered by the Policies, Roxbury will disclose the conflict and the Proxy Voting Committee’s determination of the manner in which to vote to the Fund’s Board or committee of the Board. The Proxy Voting Committee’s determination will take into account only the interests of the Fund, and the Proxy Voting Committee will document the basis for the decision and furnish the documentation to the Fund’s Board or committee of the Board.
For clients other than Funds, where a material conflict of interest has been identified and the matter is not covered by the Policies, the Proxy Voting Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

IV. RECORDKEEPING AND RETENTION
Data Integrity retains records relating to the voting of proxies, including:
a)	a copy of these Policies and any amendments thereto;

b)	a copy of each proxy statement that Roxbury receives regarding client securities;

c)	a record of each vote cast by Roxbury on behalf of clients;

d)	a copy of any document created by Roxbury that was material to making a decision on how to vote or that memorialized the basis for that decision;

e)	a copy of each written request for information on how Roxbury voted proxies on behalf of the client, and a copy of any written response by Roxbury to any oral or written request for information on how Roxbury voted.
Roxbury will maintain and preserve these records for such period of time as required to comply with applicable laws and regulations.
Roxbury may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by Roxbury maintained by a third party, such as a proxy voting service (provided Roxbury had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request).
V. CLIENT DISCLOSURE
Roxbury will provide a report of how proxies were voted and copy of its Policies to those clients who request such information. Requests for proxy information may be sent to the attention of Proxy Department, Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401.

EXHIBIT A
Roxbury Capital Management, LLC
Proxy Voting Guidelines

F = For A = Against C = Case by Case T = Take no action

General
Position	Issue

1. Operational

1. A	Adjourn meeting
2. A	Amend quorum requirements
3. F	Amend minor bylaws
4. F	Change company name
5. F	Management proposal: change date, time, or location of annual meeting
6. A	Shareholder proposal: ability to change date, time, or location of annual meeting
7. F	Ratify Auditors
8. C	Shareholder proposals asking companies to prohibit or limit their auditors from engaging in non audit services
9. A	Shareholder proposals asking for audit firm rotation
10. A	Proposals to approve other business when it appears as voting item

2. Board of Directors

1. C	Voting on director nominees in uncontested elections
2. A	Shareholder proposal to impose a mandatory retirement age for outside directors
3. F	Proposal to fix the board size or designate a range for the board size
4. A	Proposals that give management the ability to alter the size of the board outside of a specified range
5. C	Classification/Declassification of the Board
6. A	Eliminate cumulative voting
7. C	Restore or permit cumulative voting
8. C	Director and Officer indemnification and liability protection
9. A	Proposals to eliminate directors’ and officers’ liability for monetary damages for violating the duty of care
10. A	Indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence
11. F	Proposal providing such expanded coverage in cases when a director’s legal defense was unsuccessful if certain criteria are met
12. C	Establish/amend nominee qualifications
13. A	Shareholder proposal requiring two candidates per board seat
14. C	Proposals that provide that directors may be removed only for cause
15. C	Proposals to restore shareholder ability to remove directors with or without cause
16. C	Proposals that provide that only continuing directors may elect replacements to fill board vacancies

17. C	Proposal that permit shareholders to elect directors to fill board vacancies
18. C	Independent Chairman (Separate Chairman/CEO)
19. F	Shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold of definition of independence
20. F	Shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently to not meet that standard
21. A	Shareholder proposal: stock ownership requirements
22. A	Shareholder proposal limiting tenure of outside directors

3. Proxy Contests

1. C	Voting for director nominees in contested elections
2. C	Reimbursing proxy solicitation expenses
3. F	Shareholder proposal requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election
4. F	Management proposals to adopt confidential voting

4. Anti takeover Defenses and Voting Related Issues

1. C	Advance notice requirements for shareholder proposals/nominations
2. C	Proposals giving the board exclusive authority to amend the bylaws
3. C	Proposals giving the board the ability to amend the bylaws in addition to shareholders
4. F	Shareholder proposals that ask a company to submit its poison pill for shareholder ratification
5. C	Shareholder proposal to redeem a company’s poison pill
6. C	Management proposals to ratify a poison pill
7. A	Proposal to restrict or prohibit shareholder ability to take action by written consent
8. F	Proposals to allow or make easier shareholder action by written consent
9. C	Proposals to restrict or prohibit shareholder ability to call special meetings
10. C	Proposals to remove restriction on the right of shareholders to act independently of management
11. A	Proposal to require supermajority vote
12. F	Proposal to lower supermajority vote requirements

5. Mergers and Corporate Restructurings

1. F	Appraisal Rights
2. C	Asset purchases
3. C	Asset Sales
4. C	Bundled proposals
5. C	Conversion of Securities
6. C	Corporate reorganization/debt restructuring/prepackaged bankruptcy plans/reverse leveraged buyouts/wrap plans

7. C	Formation of holding company
8. C	Going private transactions (LBOs and minority squeezeouts)
9. C	Joint ventures
10. C	Liquidations
11. C	Mergers and acquisitions/issuance of shares to facilitate merger or acquisition
12. C	Private placements/warrants/convertible debentures
13. C	Spin offs
14. C	Value maximization proposals

6. State of Incorporation

1. F	Proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders
2. A	Proposals to amend the charter to include control share acquisition provisions
3. F	Proposals to restore voting rights to the control shares
4. F	Control share cash out provisions
5. F	Disgorgement provisions
6. C	Fair price provisions
7. F	Freezeout provisions
8. F	Adopt antigreenmail charter of bylaw amendments
9. C	Antigreenmail proposals when bundled with other bylaw amendments
10. C	Reincorporation proposals
11. A	Stakeholder provisions
12. C	State antitakeover statutes

7. Capital Structure

1. F	Adjustments to par value of common stock
2. C	Proposal to increase the number of shares of common stock
3. C	Proposals at companies with dual class capital structures to increase the number of authorized shares of the class that has superior voting rights
4. C	Proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted.
5. A	Proposals to create a new class of common stock with superior voting rights
6. F	Proposal to create a new class of nonvoting or sub voting common stock
7. A	Issue stock for use with rights plan
8. C	Shareholder proposal: preemptive rights
9. A	Proposal authorizing the creation of new classes of preferred stock with unspecified voting rights and other rights
10. F	Proposals to create “declawed” blank check preferred stock
11. F	Proposals to authorize preferred stock where company specifies reasonable terms
12. A	Proposal to increase the number of blank check preferred stock when shares have not been issued for a specific purpose
13. C	Proposal to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns

14. C	Recapitalization
15. F	Proposal to implement a reverse stock split when the number of authorized shares will be proportionately reduced
16. F	Proposal to implement a reverse stock split to avoid delisting
17. C	Proposal to implement a reverse stock split that do not proportionately reduce the number of shares authorized
18. F	Share repurchase programs
19. F	Stock distributions: splits and dividends
20. C	Tracking stock

8. Executive and Director Compensation

1. C	Compensation plans
2. C	Compensation plans for directors
3. C	Plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock
4. C	Plans which provide a dollar for dollar cash for stock exchange
5. C	Plans which do not provide a dollar for dollar cash for stock exchange
6. A	Retirement plans for non employee directors
7. F	Shareholder proposal to eliminate retirement plans for non employee directors
8. C	Management proposals seeking approval to reprice options
9. C	Employee stock purchase plans
10. C	Proposal that amend shareholder approved compensation plans to include administrative features
11. C	Proposals to add performance goals to existing compensation plans that comply with Section 162(m)
12. C	Amend existing plans to increase shares reserved and to qualify for favorable tax treatment under Section 162(m)
13. C	Cash or cash and stock bonus plans submitted to shareholder for the purpose of exempting compensation under Section 162(m)
14. F	Employee stock ownership plans
15. F	401(k) employee benefit plans
16. F	Shareholder proposal seeking additional disclosure of executive and director pay information
17. A	Shareholder proposal seeking to set absolute levels on compensation
18. A	Shareholder proposal requiring director fees to be paid in stock only
19. F	Shareholder proposal to put option repricings to a shareholder vote
20. C	All other shareholder proposals regarding executive and director pay
21. C	Shareholder proposal on option expensing
22. C	Shareholder proposal on performance based stock options
23. F	Shareholder proposal to require golden or tin parachutes to be submitted for shareholder ratification
24. C	Proposals to ratify or cancel golden or tin parachutes

9. Social and Environmental Issues

Consumer Issues and Public Safety

1. C	Proposal to phase out the use of animals in product testing
2. A	Proposals seeking a report on the company’s animal welfare standards
3. C	Drug pricing
4. C	Proposals to label genetically modified ingredients
5. A	Proposals asking for a report on the feasibility of labeling products containing GMOs
6. A	Proposals to completely phase out GMOs from the company’s products
7. C	Reports outlining the steps necessary to eliminate GMOs from the company’s products
8. A	Proposal seeking a report on the health and environmental effects of GMOs and the company’s strategy for phasing out GMOs in the event they become illegal in the U.S.
9. A	Requests for reports on a company’s policies aimed at curtailing gun violence in the U.S.
10. C	Requests for reports on the company’s procedures for preventing predatory lending
11. C	All other tobacco related proposals
12. A	Tobacco proposals seeking stronger product warnings
13. A	Tobacco proposals prohibiting investment in tobacco equities

Environment and Energy

14. C	Reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge
15. C	Proposals to adopt the CERES principles
16. A	Requests for reports disclosing the company’s environmental policies
17. A	Report on the level of greenhouse gas emission from the company’s operations and products
18. C	Proposal to adopt a comprehensive recycling strategy
19. C	Proposal to invest in renewable energy sources
20. A	Requests for reports on the feasibility of developing renewable energy sources

General Corporate Issues

21. A	Proposal to review ways of linking executive compensation to social factors
22. A	Proposals asking the company to affirm political nonpartisanship
23. A	Proposals to report or publish in newspapers the company’s political contributions
24. A	Proposals disallowing the company from making political contributions
25. A	Proposals restricting the company from making charitable contributions
26. A	Proposals asking for a list of company executives, directors, consultants that have prior government service

Labor Standards and Human Rights

27. A	Proposals to implement the China Principles
28. A	Requests for reports detailing the company’s operations in a particular country and steps to protect human rights
29. A	Proposal to implement certain human rights standards at company facilities or those of its suppliers to commit to outside, independent monitoring
30. A	Reports outlining vendor standards compliance
31. A	Proposals to endorse or increase activity on the MacBride Principles

Military Business

32. A	Reports on foreign military sales or offsets
33. C	Proposals asking a company to renounce future involvement in antipersonnel landmine production
34. C	Proposals asking a company to renounce future involvement in cluster bomb production
35. A	Proposals asking a company to cease production of nuclear weapons components and delivery systems
36. A	Reports on a company’s involvement in spaced-based weaponization

Workplace Diversity

37. A	Reports on the company’s efforts to diversify the board
38. C	Proposals asking the company to increase the representation of women and minorities on the board
39. A	Reports outlining the company’s affirmative action initiatives
40. A	Proposals seeking information on the diversity efforts of suppliers and service providers
41. A	Reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations
42. C	Proposal to amend the company’s EEO policy to include sexual orientation
43. A	Proposals to extend company benefits to or eliminate benefits from domestic partners

WT MUTUAL FUND
PART C
OTHER INFORMATION
Item 23. Exhibits.

(a)(i)(a)	Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the “Trust”). (9)

(a)(i)(b)	Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Trust. (26)

(a)(ii)	Certificate of Trust dated June 1, 1994. (1)

(a)(iii)	Certificate of Amendment to Certificate of Trust dated October 7, 1994. (2)

(a)(iv)	Certificate of Amendment to Certificate of Trust dated October 20, 1998. (3)

(b)	Amended and Restated By-Laws. (9)

(c)	See Articles III, VII, and VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust. (9)

(d)(i)(a)	Advisory Agreement between the Registrant and Rodney Square Management Corporation (“RSMC”) dated July 1, 2005. (26)

(d)(i)(b)	Amended and Restated Schedules A and B dated March 9, 2006 to Advisory Agreement between the Registrant and RSMC. (26)

(d)(ii)	Advisory Agreement between the Registrant, on behalf of the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund (the “Roxbury Funds”), and Roxbury Capital Management, LLC (“Roxbury”) dated July 1, 2005. (23)

(d)(iii)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund (formerly, Wilmington International Strategic Allocation Fund), RSMC and Goldman Sachs Asset Management, L.P. (“GSAM”) dated July 1, 2005. (22)

(d)(iv)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund (formerly, Wilmington International Strategic Allocation Fund), RSMC and Julius Baer Investment Management LLC (“JBIM”) dated July 1, 2005. (23)

(d)(v)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Real Estate Securities Fund (formerly, Wilmington Real Estate Strategic Allocation Fund), RSMC and AEW Management and Advisors, L. P. (“AEW”) dated July 1, 2005. (23)

(d)(vi)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Real Estate Securities Fund (formerly, Wilmington Real Estate Strategic Allocation Fund), RSMC and Real Estate Management Services Group LLC (“REMS”) dated July 1, 2005. (22)

(d)(vii)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington Large Cap Strategic Allocation Fund), RSMC and Armstrong Shaw Associates, Inc. (“ASA”) dated July 1, 2005. (23)

(d)(viii)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington Large Cap Strategic Allocation Fund), RSMC and Montag & Caldwell, Inc. (“M&C”) dated July 1, 2005. (23)

(d)(ix)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Mid-Cap Fund (formerly, Wilmington Mid Cap Strategic Allocation Fund), RSMC and Bennett Lawrence Management, LLC (“BLM”) dated July 1, 2005. (22)

(d)(x)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Mid-Cap Fund (formerly, Wilmington Mid Cap Strategic Allocation Fund), RSMC and Equity Investment Corporation (“EIC”) dated July 1, 2005. (23)

(d)(xi)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Small-Cap Fund (formerly, Wilmington Small Cap Strategic Allocation Fund), RSMC and Batterymarch Financial Management, Inc. (“BFM”) dated July 1, 2005. (23)

(d)(xii)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Small-Cap Fund (formerly, Wilmington Small Cap Strategic Allocation Fund), RSMC and Systematic Financial Management L.P. (“SFM”) dated July 1, 2005. (23)

(d)(xiii)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington Large Cap Strategic Allocation Fund), Wilmington Multi-Manager Mid-Cap Fund (formerly, Wilmington Mid Cap Strategic Allocation Fund), and Wilmington Multi-Manager Small-Cap Fund (formerly, Wilmington Small Cap Strategic Allocation Fund), RSMC and Parametric Portfolio Associates LLC. (“PPA”) dated July 1, 2005. (23)

(d)(xiv)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington Large Cap Strategic Allocation Fund), RSMC and First Quadrant, LP dated July 1, 2005. (23)

(d)(xv)	Sub-Advisory Agreement between the Registrant, on behalf of Wilmington Small-Cap Core Fund, and Roxbury dated July 1, 2005. (23)

(d)(xvi)	Sub-Advisory Agreement between the Registrant, on behalf of Wilmington Small-Cap Core Fund, and CRM dated July 1, 2005. (23)

(d)(xvii)(a)	Sub-Advisory Agreement between the Registrant, RSMC and Wilmington Trust Investment Management, LLC (“WTIM”) dated July 1, 2005. (23)

(d)(xvii)(b)	Amended and Restated Schedule A to Sub-Advisory Agreement between the Registrant, RSMC and WTIM. (25)

(d)(xviii)	Expense Limitation Agreement dated September 1, 2005 between the Registrant, on behalf of the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund, and Roxbury. (24)

(d)(xix)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund, RSMC and The Boston Company Asset Management, LLC (“BCAM”). (26)

(d)(xx)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund, RSMC and Acadian Asset Management, Inc. (“Acadian”). (26)

(d)(xxi)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager International Fund, RSMC and Standish Mellon Asset Management Company LLC (“Standish Mellon”). (26)

(d)(xxii)	Expense Limitation Agreement dated March 9, 2006 between Registrant and RSMC. (26)

(e)(i)(a)	Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (17)

(e)(i)(b)	Amended Exhibit A to Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (26)

(e)(ii)	Form of Broker-Dealer Agreement. (17)

(f)	Amended and Restated Deferred Compensation Plan for Independent Trustees. (25)

(g)(i)	Custody Agreement between the Registrant and Wilmington Trust Company (“Wilmington Trust”). (15)

(g)(ii)	Foreign Custody Agreement between the Trust and PFPC Trust Company. (15)

(g)(iii)	Sub-Custody Agreement among the Registrant, Wilmington Trust and PFPC Trust Company. (7)

(h)(i)(a)	Transfer Agency Agreement between the Registrant and PFPC Inc. (4)

(h)(i)(b)	Amendment to Transfer Agency Agreement between the Registrant and PFPC Inc. (11)

(h)(i)(c)	Amended Exhibit A to Transfer Agency Agreement with PFPC Inc. (26)

(h)(ii)	Administration Agreement dated May 1, 2006 between the Registrant and RSMC. (26)

(h)(iii)	Shareholder Service Plan for the Roxbury Funds. (24)

(h)(iv)	Shareholder Service Plan for Service Shares of Wilmington Multi-Manager Large Cap Fund (formerly, Wilmington Large Cap Strategic Allocation Fund), Wilmington Multi-Manager Mid Cap Fund (formerly, Wilmington Mid Cap Strategic Allocation Fund) and Wilmington Multi-Manager Small Cap Fund (formerly, Wilmington Small Cap Strategic Allocation Fund). (13)

(h)(v)	Shareholder Service Plan for Service Shares and Class W Shares of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, and Wilmington Tax-Exempt Money Market Fund. (26)

(h)(vi)	Sub-Administration and Accounting Services Agreement dated May 1, 2006 among the Trust, RSMC and PFPC Inc. (26)

(h)(vii)	Compliance Services Agreement dated May 1, 2006 between the Registrant and RSMC. (26)

(i)	Not applicable.

(j)	Not applicable.

(k)	Not applicable.

(l)	None.

(m)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1. (25)

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. (26)

(p)(i)	Code of Ethics of the Registrant. (23)

(p)(ii)	Code of Ethics of Cramer Rosenthal McGlynn, LLC. (21)

(p)(iii)	Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)	Code of Ethics of GSAM. (15)

(p)(v)	Code of Ethics of JBIM. (11)

(p)(vi)	Code of Ethics of AEW. (12)

(p)(vii)	Code of Ethics of REMS. (13)

(p)(viii)	Code of Ethics of PPA. (14)

(p)(ix)	Code of Ethics of ASA. (14)

(p)(x)	Code of Ethics of M&C. (14)

(p)(xi)	Code of Ethics of BLM. (14)

(p)(xii)	Code of Ethics of EIC. (14)

(p)(xiii)	Code of Ethics of BFM. (14)

(p)(xiv)	Code of Ethics of SFM. (14)

(p)(xv)	Code of Ethics of RSMC. (23)

(p)(xvi)	Code of Ethics of First Quadrant, L.P. (19)

(p)(xvii)	Code of Ethics of WTIM. (26)

(p)(xviii)	Code of Ethics of BCAM. (26)

(p)(xix)	Code of Ethics of Acadian. (26)

(p)(xx)	Code of Ethics of Standish Mellon. (26)

(q)(i)(a)	Powers of Attorney for Robert H. Arnold, Eric Brucker, Robert J. Christian, Nicholas A. Giordano, Louis Klein, Jr., John J. Quindlen and Mark A. Sargent is filed herewith.

(q)(i)(b)	Power of Attorney for Neil Wolfson. (24)

(1)	Previously filed with the Securities and Exchange Commission (the “SEC”) on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2)	Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3)	Previously filed with the SEC with Post-Effective Amendment No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4)	Previously filed with the SEC with Post-Effective Amendment No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5)	Previously filed with the SEC with Post-Effective Amendment No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6)	Previously filed with the SEC with Post-Effective Amendment No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7)	Previously filed with the SEC with Post-Effective Amendment No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8)	Previously filed with the SEC with Post-Effective Amendment No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9)	Previously filed with the SEC with Post-Effective Amendment No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10)	Previously filed with the SEC with Post-Effective Amendment No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11)	Previously filed with the SEC with Post-Effective Amendment No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(12)	Previously filed with the SEC with Post-Effective Amendment No. 20 on Form N-1A on November 15, 2002 and incorporated herein by reference.

(13)	Previously filed with the SEC with Post-Effective Amendment No. 21 on Form N-1A on April 28, 2003 and incorporated herein by reference.

(14)	Previously filed with the SEC with Post-Effective Amendment No. 22 on Form N-1A on August 28, 2003 and incorporated herein by reference.

(15)	Previously filed with the SEC with Post-Effective Amendment No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(16)	Previously filed with the SEC with Post-Effective Amendment No. 24 on Form N-1A on November 18, 2003 and incorporated herein by reference.

(17)	Previously filed with the SEC with Post-Effective Amendment No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(18)	Previously filed with the SEC with Post-Effective Amendment No. 26 on Form N-1A on August 27, 2004 and incorporated herein by reference.

(19)	Previously filed with the SEC with Post-Effective Amendment No. 28 on Form N-1A on October 28, 2004 and incorporated herein by reference.

(20)	Previously filed with the SEC with Post-Effective Amendment No. 29 on Form N-1A on December 17, 2004 and incorporated herein by reference.

(21)	Previously filed with the SEC with Post-Effective Amendment No. 30 on Form N-1A on May 11, 2005 and incorporated herein by reference.

(22)	Previously filed with the SEC with Post-Effective Amendment No. 31 on Form N-1A on July 1, 2005 and incorporated herein by reference.

(23)	Previously filed with the SEC with Post-Effective Amendment No. 32 on Form N-1A on August 29, 2005 and incorporated herein by reference.

(24)	Previously filed with the SEC with Post-Effective Amendment No. 34 on Form N-1A on October 28, 2005 and incorporated herein by reference.

(25)	Previously filed with the SEC with Post-Effective Amendment No. 36 on Form N-1A on February 2, 2006 and incorporated herein by reference.

(26)	Previously filed with the SEC with Post-Effective Amendment No. 37 on Form N-1A on June 16, 2006 and incorporated herein by reference.
Item 24. Persons Controlled by or Under Common Control with the Trust.
WILMINGTON TRUST CORPORATION AND SUBSIDIARIES
1.	Wilmington Trust Corporation Rodney Square North 1100 North Market Street Wilmington, Delaware

     Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB, WT Investments, Inc., Rodney Square Management Corporation, GTBA Holdings, Inc., and Wilmington Trust (UK) Limited. Organized as a Delaware corporation.
2.	Wilmington Trust Company Rodney Square North 1100 North Market Street Wilmington, Delaware

Organized as a Delaware-chartered bank and trust company.

3.	Wilmington Trust FSB 111 South Calvert Street, 26th Floor Baltimore, Maryland 21202

Federal savings bank headquartered in Maryland and a registered investment adviser.

4.	Wilmington Trust of Pennsylvania 795 East Lancaster Avenue Villanova, Pennsylvania
     Commercial bank headquartered in Pennsylvania and organized as a Pennsylvania-chartered bank and trust company.
5.	WT Investments, Inc. Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Corporation and an investment holding company organized as a Delaware corporation.
6.	Brandywine Finance Corporation Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company which is a finance company organized as a Delaware corporation.
7.	Brandywine Insurance Agency, Inc. Rodney Square North 1100 North Market Street Wilmington, Delaware

A subsidiary of Wilmington Trust Company and organized as a Delaware corporation

8.	Wilmington Trust SP Services, Inc. (f/k/a Delaware Corporate Management, Inc.) Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities. Organized as a Delaware corporation.

9.	Wilmington Trust SP Services (Nevada), Inc. (f/k/a Nevada Corporate Management, Inc.) 3993 Howard Hughes Parkway, Suite 300 Las Vegas, Nevada
     A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities. Organized as a Nevada corporation.
10.	Rodney Square Management Corporation Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Corporation and a registered investment adviser. . Organized as a Delaware corporation.
11.	Wilmington Brokerage Services Company Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment adviser. Organized as a Delaware corporation.
12.	100 West Tenth Street Corporation Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation. Organized as a Delaware corporation.
13.	Compton Realty Corporation Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center. . Organized as a Delaware corporation.
14.	Rodney Square Investors, L.P. Rodney Square North 1100 North Market Street Wilmington, Delaware
     98% owned by Wilmington Trust Company; 2% owned by Compton Realty Corporation. A Delaware limited partnership that holds title to the Wilmington Trust Center.
15.	Drew-VIII, Ltd. Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company. Organized as a Delaware corporation.

16.	Siobain VI, Ltd. Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company. . Organized as a Delaware corporation.
17.	Wilmington Trust SP Services (New York), Inc. (f/k/a WTC Corporate Services, Inc.) Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company that provides nexus and other services. . Organized as a Delaware corporation.
18.	Wilmington Trust SP Services (Delaware), Inc. (f/k/a Organization Services, Inc.) Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Delaware holding companies and other Delaware entities. . Organized as a Delaware corporation.
19.	Special Services Delaware, Inc. Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions. Organized as a Delaware corporation.
20.	Wilmington Trust Investment Management, LLC (f/k/a Balentine & Company, LLC) 3455 Peachtree Road Suite 2000 Atlanta, Georgia 30325
     A Georgia limited liability company owned by Wilmington Trust Corporation.
21.	GTBA Holdings, Inc. Rodney Square North 1100 North Market Street Wilmington, DE 19890
     A subsidiary of Wilmington Trust Corporation that holds our interest in Grant Tani Barash & Altman, LLC. . Organized as a Delaware company.
22.	Grant Tani Barash & Altman, LLC Rodney Square North 1100 North Market Street Wilmington, DE 19890

A subsidiary of GTBA Holdings, Inc. A registered investment adviser. organized as a a Delaware limited liability company.
23.	Grant, Tani, Barash & Altman Management, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE 19890
A subsidiary of GTBA Holdings, Inc.
A management company that provides employees to Grant Tani Barash & Altman, LLC and a registered investment adviser. . Organized as a Delaware corporation.
24.	WTC Camden, Inc. Rodney Square North 1100 North Market Street Wilmington, DE 19890

A subsidiary of Wilmington Trust Company organized as a Delaware corporation.

25.	Wilmington SP Services (California), Inc. (formerly California Corporate Management, Inc.) 10250 Constellation Boulevard, Suite 2800 Los Angeles, CA 90067-6882
     A California corporation that provides corporate services. A subsidiary of Wilmington Trust SP Services, Inc.
26.	Wilmington Trust SP Services (Vermont), Inc. 30 Main Street, Suite 220 Burlington, VT 05401
     A Vermont corporation that provides captive insurance management services. A subsidiary of Wilmington Trust SP Services, Inc.
27.	Wilmington Trust SP Services (South Carolina), Inc. (f/k/a Charleston Captive Management Company) 145 King Street, Suite 102 Charleston, SC 29401
     A South Carolina corporation that provides captive insurance management services. A subsidiary of Wilmington Trust SP Services, Inc.
28.	Wilmington Family Office, Inc. Rodney Square North 1100 North Market Street Wilmington, Delaware 19890
     A Delaware corporation that provides family office services. A subsidiary of GTBA Holdings, Inc.
29.	Wilmington Trust (Cayman), Ltd. 4/F, Century Yard, Cricket Square Elgin Avenue George Town, Grand Cayman, Cayman Islands, B.W.I.
     A subsidiary of Wilmington Trust Company that provides trust services. Organized as a Cayman Islands corporation.

30.	Wilmington Trust (Channel Islands), Ltd. Seaton House, 17 Seaton Place, St. Helier, Jersey, Channel Islands
     A subsidiary of Wilmington Trust Company that provides trust services. Organized as a Channel Islands corporation.
31.	Wilmington Trust (UK) Limited 10 Upper Bank Street, London, E14 5JJ
     A subsidiary of Wilmington Trust Corporation. Incorporated under the laws of the United Kingdom
32.	Wilmington Trust SP Services (London) Limited (f/k/a SPV Management Limited) Tower 42, International Financial Centre 25 Old Broad Street London, EC2N 1HQ
     A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services. Incorporated under the laws of the United Kingdom.
33.	SPV Advisers Limited Tower 42, International Financial Centre 25 Old Broad Street London, EC2N 1HQ
     A subsidiary of Wilmington Trust (UK) Limited that serves as adviser to Wilmington Trust SP Services (London) Limited. Incorporated under the laws of the United Kingdom
34.	SPV Management Limited Note: name swap with No. 31 above
(f/k/a Wilmington Trust SP Services (London) Limited)
(f/k/a Lord SPV Limited)
Tower 42, International Financial Centre
25 Old Broad Street
London, EC2N 1HQ
     A subsidiary of Wilmington Trust SP Services (London) Limited. Incorporated under the laws of the United Kingdom
35.	Wilmington Trust SP Services (Dublin) Limited (f/k/a SPV Management (Dublin) Limited) 1st Floor, 7 Exchange Place, IFSC, Dublin 1, Ireland
     A subsidiary of Wilmington Trust SP Services (London) Limited that provides nexus and other services. Incorporated under the laws of Ireland
36.	Wilmington Trust SP Services (Channel Islands) Limited (f/k/a SPV Jersey Limited) Oak Walk, St. Peter, Jersey, JE3 7EF

     A subsidiary of Wilmington Trust SP Services (London) Limited that provides nexus and other services. Incorporated under the laws of Jersey
37.	Wilmington Trust SP Services (Cayman) Limited (f/k/a SPV Cayman Limited) Q&H Corporate Services Ltd., Third Floor, Harbour Centre, P.O. Box 1348, Georgetown, Grand Cayman, BWI, Cayman Islands
     A subsidiary of Wilmington Trust SP Services (London) Limited that provides nexus and other services. Incorporated under the laws of the Cayman Islands
38.	Bedell SPV Management (Jersey) Limited 26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
     51% owned by Wilmington Trust SP Services (London) Limited. Provides nexus and other services. Incorporated under the laws of Jersey
39.	Wilmington Trust (London) Limited 25 Old Broad Street, London EC2N 1HQ
     A subsidiary of Wilmington Trust (UK) Limited that provides trust services. Incorporated under the laws of the United Kingdom.
40.	Wilmington Trust SP Services (Frankfurt) GmbH (f/k/a Mainsee 376 W GmbH) Steinweg 3-5 60313 Frankfurt am Main Germany
     A subsidiary of Wilmington Trust (UK) Limited that provides that provides nexus and other services. Incorporated under the laws of Germany
41.	Wilmington Trust CI Holdings Limited 4/F, Century Yard, Cricket Square, Hutchins Drive George Town, Grand Cayman, British West Indies
     A subsidiary of Wilmington Trust Corporation. A holding company incorporated under the laws of the Cayman Islands
42.	Wilmington Trust Corporate Services (Cayman) Limited 4/F, Century Yard, Cricket Square, Hutchins Drive, George Town, Grand Cayman, B.W.I.
     A subsidiary of Wilmington Trust CI Holdings Limited. Incorporated under the laws of the Cayman Islands.
43.	Florence Limited 4/F, Century Yard, Cricket Square, Hutchins Drive,

George Town, Grand Cayman, B.W.I.
     A subsidiary of Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.
44.	Kendall Corporation Ltd 4/F, Century Yard, Cricket Square, Hutchins Drive, George Town, Grand Cayman, B.W.I.
     A subsidiary Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.
45.	Sentinel Corporation 4/F, Century Yard, Cricket Square, Hutchins Drive, George Town, Grand Cayman, B.W.I.
     A subsidiary of Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.
46.	Woodridge Corporation Ltd 4/F, Century Yard, Cricket Square, Hutchins Drive, George Town, Grand Cayman, B.W.I.
     A subsidiary of Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.
47.	Redmond Limited 4/F, Century Yard, Cricket Square, Hutchins Drive, George Town, Grand Cayman, B.W.I.
     A subsidiary of Wilmington Trust Corporate Services (Cayman) Limited. Incorporated under the laws of the Cayman Islands.
AFFILIATES
1.	Cramer Rosenthal McGlynn, LLC White Plains, New York

A registered investment adviser organized as a Delaware limited liability company. (77.24% equity interest owned by WT Investments, Inc.).

2.	Roxbury Capital Management, LLC Santa Monica, California
     A registered investment adviser organized as a Delaware limited liability company. (100% preferred interests owned by WT Investments, Inc.; 30% revenue interest owned by WT Investments, Inc.; 41.23% equity interest owned by WT Investments, Inc.).

3.	Clemente Capital, Inc. 152 West 57th Street New York, New York 10017
     A registered investment adviser organized as New York corporation. (24.9% equity interest owned by WT Investments, Inc.).
4.	Camden Partners Holdings, LLC One South Street, Suite 215 Baltimore, MD 21202
     A registered investment adviser organized as a Delaware limited liability company. (31.25% equity interest owned by WT Investments, Inc.).
5.	Camden Partners Private Equity Advisors, LLC One South Street, Suite 215 Baltimore, MD 21202
     A registered investment adviser organized as a Delaware limited liability company. (100% owned by Camden Partners Holdings, LLC).
6.	The Independence Group, Ltd. c/o Mutual Risk Management (Cayman) Ltd. Genesis Building, Second Floor 13 Jennett Street, P.O. Box 1363 Georgetown, Grand Cayman, BWI
     Formation Date: 1/11/02 under the laws of Cayman Islands; No. of Units Authorized: 35 units; Units Issued to Wilmington Trust Corporation: 1; One Voting Common Share, par value US$1.00, at a purchase price of US$100, and One Non-Voting Redeemable Preferred Share, par value US$1.00, at a purchase price of US$24,900.
INACTIVE SUBSIDIARIES
1.	WT Delaware Capital Corp. (shell company) Rodney Square North 1100 North Market Street Wilmington, Delaware A Delaware corporation
2.	Brandywine Life Insurance Company, Inc. (shell company) Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes. Organized as a Delaware corporation

3.	Wilmington Trust Global Services, Ltd. Rodney Square North 1100 North Market Street Wilmington, Delaware
     A subsidiary of Wilmington Trust Company that provides nexus and other services. Organized as a Delaware corporation.
4.	Charleston Captive Management, Inc. (shell company) 145 King Street, Suite 102 Charleston, SC 29401
A South Carolina corporation.
Item 25. Indemnification.
The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Agreement”) and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee, and the Trust out of its assets may indemnify and hold harmless each trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Trust; provided that the trustees and officers of the Trust shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article IX of the Agreement incorporated by reference as Exhibit 23(a)(i)(a) and Article IX of the Trust’s By-laws incorporated by reference as Exhibit 23(b)).
The Trust is party to an investment advisory agreement with each of RSMC and Roxbury and a sub-advisory agreement with each of CRM and Roxbury. Each of the foregoing investment advisory agreements and sub-advisory agreements with the Trust provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the adviser or sub-adviser shall not be subject to liability to the Trust, any series of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust. Any liability of an adviser or sub-adviser to any series of the Trust shall not automatically impart liability on the part of such adviser or sub-adviser to any other series of the Trust. No series of the Trust shall be liable for the obligations of any other series of the Trust.
The Trust is also party to a sub-advisory agreement with each of GSAM, JBIM, AEW, REMS, PPA, ASA, M&C, BLM, EIC, BFM, SFM, First Quadrant, WTIM, BCAM, Acadian and Standish Mellon. Each of the foregoing sub-advisory agreements provides that the sub-adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or RSMC, provided, however, that such acts or omissions shall not have resulted from the sub-adviser’s willful misfeasance, bad faith, gross negligence or a reckless disregard of duty under its sub-advisory agreement.
Indemnification of Professional Funds Distributor, LLC (the “Distributor”), the Trust’s principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit 23(e)(1) hereto. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense

(including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.
Indemnification of PFPC in its capacity as sub-administrator and accounting agent against certain losses is provided for in Section 12 of the Sub-Administration and Accounting Services Agreement with PFPC incorporated by reference as Exhibit 23(h)(vi) hereto. The Trust, on behalf of each series of the Trust, agrees to indemnify and hold harmless PFPC, its affiliates and its authorized agents from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys’ fees and disbursements arising directly or indirectly from any action or omission to act which PFPC, its affiliates or its authorized agents take (i) at the request or on the direction of or in reliance on the advice of the Trust or (ii) upon oral instructions or written instructions. Neither PFPC, nor any of its affiliates or agents, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC’s or its affiliates’ or its agents’ own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Sub-Administration and Accounting Services Agreement.
Item 26. Business and Other Connections of Investment Advisers.
(i)	Rodney Square Management Corporation

The directors and officers of RSMC are provided on RSMC’s most recently filed Schedule A of Form ADV (IARD No. 105163; SEC File No. 801-22071), which is incorporated herein by reference. The only employment of a substantial nature of each of RSMC’s directors and officers is with RSMC and its affiliated companies.

(ii)	Cramer Rosenthal McGlynn, LLC

The directors and officers of CRM are provided on CRM’s most recently filed Schedule A of Form ADV (IARD No. 107911; SEC File No. 801-55244), which is incorporated herein by reference. The only employment of a substantial nature of each of CRM’s directors and officers is with CRM.

(iii)	Roxbury Capital Management, LLC

The directors and officers of Roxbury are provided on Roxbury’s most recently filed Schedule A of Form ADV (IARD No. 108832; SEC File No. 801-55521), which is incorporated herein by reference. The only employment of a substantial nature of each of Roxbury’s directors and officers is with Roxbury.

(iv)	Wilmington Trust Investment Management, LLC

The directors and officers of WTIM are provided on WTIM’s most recently filed Schedule A of Form ADV (IARD No. 19369; SEC File No. 801-41081), which is incorporated herein by reference. The only employment of a substantial nature of each of WTIM’s members of its board of managers and officers is with WTIM and its affiliated companies.

(v)	AEW Management and Advisors, L.P.

The directors and officers of AEW are provided on AEW’s most recently filed Schedule A of Form ADV (IARD No. 108633; SEC File No. 801-53421), which is incorporated herein by reference. The only employment of a substantial nature of each of AEW’s directors and officers is with AEW.

(vi)	Real Estate Management Services Group, LLC

The directors and officers of REMS are provided on WTIM’s most recently filed Schedule A of Form ADV (IARD No. 112322; SEC File No. 801-61061), which is incorporated herein by reference. The only employment of a substantial nature of each of REMS’ directors and officers is with REMS.

(vii)	Goldman Sachs Asset Management, L.P.

The directors and officers of GSAM are provided on GSAM’s most recently filed Schedule A of Form ADV (IARD No. 107738; SEC File No. 801-37591), which is incorporated herein by reference. Set forth below are the names and businesses of certain managing directors of GSAM L.P who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position With Sub-Adviser	Other Affiliations
Henry M. Paulson, Jr.	Managing Director	Chairman, Chief Executive Officer and Director, The Goldman Sachs Group, Inc. Managing Director, Goldman, Sachs & Co.
Robert J. Hurst	Managing Director	Vice Chairman and Director, The Goldman Sachs Group, Inc. Managing Director, Goldman, Sachs & Co.
Lloyd C. Blankfein	Managing Director	President, Chief Operating Officer and Director, The Goldman Sachs Group, Inc. Managing Director, Goldman, Sachs & Co.
(viii)	Julius Baer Investment Management LLC.

The directors and officers of JBIM are provided on JBIM’s most recently filed Schedule A of Form ADV (IARD No. 106863; SEC File No. 801-18766), which is incorporated herein by reference. The only employment of a substantial nature of each of JBIM’s directors and officers is with JBIM and its affiliated companies.

(ix)	Parametric Portfolio Associates

PPA is a majority-owned subsidiary of Eaton Vance Corp. The directors and officers of PPA are set forth below.

Name	Position with Sub-Adviser	Other Affiliations
Andrew Abramsky	Chief Operating Officer, Manager	None
Brian Langstraat	Chief Executive Officer, Manager and Secretary
David M. Stein	Chief Investment Officer	None
Aaron Singleton	Chief Financial Officer, Chief Compliance Officer, Treasurer
James B. Hawkes	Manager	Eaton Vance Corp., Chairman, President and CEO
Thomas Faust	Manager	Eaton Vance Corp., Executive VP, Director
(x)	Armstrong Shaw Associates, Inc.

The directors and officers of ASA are provided on ASA’s most recently filed Schedule A of Form ADV (IARD No. 107957; SEC File No. 801-20597), which is incorporated herein by reference. The only employment of a substantial nature of each of ASA’s directors and officers is with ASA.

(xi)	Montag & Caldwell, Inc.

The directors and officers of M&C are provided on M&C’s most recently filed Schedule A of Form ADV (IARD No. 104841; SEC File No. 801-15398), which is incorporated herein by reference. The only employment of a substantial nature of each of Montag & Caldwell’s directors and officers is with M&C or its parent company, ABN AMRO Asset Management.

(xii)	Bennett Lawrence Management, LLC

The directors and officers of BLM are provided on BLM’s most recently filed Schedule A of Form ADV (IARD No. 106716; SEC File No. 801-49805), which is incorporated herein by reference. The only employment of a substantial nature of each of BLM’s directors and officers is with BLM.

(xiii)	Equity Investment Corporation

The directors and officers of EIC are provided on EIC’s most recently filed Schedule A of Form ADV (IARD No. 108510; SEC File No. 801-27781), which is incorporated herein by reference. The only employment of a substantial nature of each of EIC’s directors and officers is with EIC.

(xiv)	Batterymarch Financial Management, Inc.

Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Name	Position with Sub-Adviser	Other Affiliations
Deepak Chowdhury	Director	Vice President and Director, Legg Mason Fund Adviser, Inc.
Senior Vice President, Legg Mason, Inc.
Senior Vice President, Legg Mason Wood Walker, Incorporated Non-Employee Director of various Legg Mason, Inc. affiliates
William L. Elcock	CEO, Director and Senior Portfolio Manager	None
Edward A. Taber III	Director	Executive Vice President, Legg Mason, Inc. Vice President and Director 3040692 Nova Scotia Company Non-Employee Director of various Legg Mason, Inc. affiliates.

Philip E. Channen	Assistant Secretary and Chief Compliance Officer	None

Margaret J. Coughlan	Assistant Treasurer	None

Thomas Linkas	Chief Investment Officer	None

Francis X. Tracy	President, Treasurer, Secretary and CFO	None

Tania Zouikin	Chairman and Director

(xv)	Systematic Financial Management L.P.

The directors and officers of SFM are provided on SFM’s most recently filed Schedule A of Form ADV (IARD No. 106146; SEC File No. 801-48908), which is incorporated herein by reference. The only employment of a substantial nature of each of SFM’s partners and officers is with SFM.

(xvi)	First Quadrant L.P.

First Quadrant, L.P. currently serves as general partner and investment adviser for two unregistered funds organized as Delaware limited partnerships, and as investment adviser for four unregistered offshore funds. First Quadrant has a beneficial interest in FQN Management, LLC (“FQN”), a SEC registered investment adviser. First Quadrant has an affiliation (by virtue of Affiliated Managers Group, Inc.’s majority equity ownership position in each of First Quadrant and Managers Investment Group LLC (“Managers”)), and arrangement with Managers to provide sub-advisory services to an affiliated mutual fund company known as Managers AMG Funds. Any other substantial employment of the partners, directors, and officers of First Quadrant, L.P. is noted below.

Name	Position with Sub-Adviser	Other Affiliations
Ronnie M. Darnell	Chief Investment Officer and Limited Partner	Vice President, FQN
Curtis J. Ketterer	Chief Operating Officer and Limited Partner	Chief Operating Officer and Treasurer, FQN
Christopher G. Luck	Director of Equities, Director of Equity Portfolio Management and Limited Partner	Vice President and Secretary, FQN
Timothy S. Meckel	Director of Client Service and Limited Partner	None
Phillip T. Miller	Director of Options and Derivative Products and Limited Partner	None
Kent C. Roberts II	Director of Marketing and Limited Partner	None
Joel L. Brouwer	Director — Chief Financial Officer	None
Kenneth J. Ferguson	Co-Director of Global Derivatives and Limited Partner	None
Kenneth R. Funk	Director — Chief Compliance Officer	None
Andre Francois Perold	Chairman of the Advisory Panel and Limited Partner	Founder and Chair of the Investment Committee of HighVista Strategies; George Gund Professor of Finance and Banking, Harvard Business School; Director, The Vanguard Group; Board Chairman, Unx; Chairman of the Investment Committee, Shady Hill School; Member of the Advisory Board of: RRE Investors, The Debt Exchange, The Rock Creek Group and FIA Timber Partners
(xvii)	The Boston Company Asset Management, LLC

The directors and officers of BCAM are provided on BCAM’s most recently filed Schedule A of Form ADV (IARD No. 105616; SEC File No. 801-06829), which is incorporated herein by reference. The only employment of a substantial nature of each of BCAM’s directors and officers is with BCAM.

(xviii)	Acadian Asset Management, Inc.

The directors and officers of Acadian are provided on Acadian’s most recently filed Schedule A of Form ADV (IARD No. 106609; SEC File No. 801-28078), which is incorporated herein by reference. The only employment of a substantial nature of each of Acadian’s directors and officers is with Acadian.

(xix)	Standish Mellon Asset Management Company LLC

The directors and officers of Standish Mellon are provided on Standish Mellon’s most recently filed Schedule A of Form ADV (IARD No. 113972; SEC File No. 801-60527), which is incorporated herein by reference. The only employment of a substantial nature of each of Standish Mellon’s directors and officers is with Standish Mellon.
Item 27. Principal Underwriter.
(a)	Professional Funds Distributor, LLC (the “Distributor”) acts as principal underwriter for the following investment companies:

Allegiant Funds Allegiant Advantage Fund

Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

(b)	The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

Name	Position	Position with the Fund
Philip H. Rinnander	President & Owner	None
Barbara A. Rice	Vice President	None
Thomas L. Schwegel	Vice President	None
Jennifer DiValerio	Vice President	None
(c)	Not applicable.
Item 28. Locations of Accounts and Records.
All accounts and records are maintained by the Trust, or on its behalf by RSMC, 1100 N. Market Street, Wilmington, DE 19890; WTIM, 3455 Peachtree Road, Suite 2000, Atlanta, GA 30326; and the Trust’s sub-administrator, transfer agent, dividend-paying agent and accounting services agent, PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809.
Item 29. Management Services.
There are no management-related service contracts not discussed in Part A or Part B.
Item 30. Undertakings.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Trust furnishes the following undertaking:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Wilmington, State of Delaware on the 29th day of August 2006.

WT MUTUAL FUND
By:	/s/ Neil Wolfson
Neil Wolfson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold*	Trustee	August 29, 2006
Robert H. Arnold

/s/ Eric Brucker*	Trustee	August 29, 2006
Eric Brucker

/s/ Robert J. Christian*	Trustee	August 29, 2006
Robert J. Christian

/s/ John J. Kelley	Vice President, Chief Financial	August 29, 2006
John J. Kelley	Officer and Treasurer

/s/ Nicholas A. Giordano*	Chairman of the Board and Trustee	August 29, 2006
Nicholas A. Giordano

/s/ Louis Klein, Jr.* Louis Klein, Jr.	Trustee	August 29, 2006

/s/ John J. Quindlen*	Trustee	August 29, 2006
John J. Quindlen

/s/ Mark Sargent*	Trustee	August 29, 2006
Mark Sargent

/s/ Neil Wolfson	Trustee, President, and	August 29, 2006
Chief Executive Officer
Neil Wolfson

* By	/s/ John J. Kelley
John J. Kelley
Attorney-in-Fact

EXHIBIT LIST

(q)(i)(a)	Powers of Attorney for Robert H. Arnold, Eric Brucker, Robert J. Christian, Nicholas A. Giordano, Louis Klein, Jr., John J. Quindlen and Mark A. Sargent.